      As filed with the Securities and Exchange Commission on July 29, 1998
                                        Registration Nos. 2-92665; 811-4088
       _________________________________________________________________________

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     [X]

            Excelsior Funds, Inc.:  Post-Effective Amendment No. 32     [X]

                                      and

              REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                                 ACT OF 1940                            [X]

                   Excelsior Funds, Inc.:  Amendment No. 34             [X]

               (Exact Name of Registrant as Specified in Charter)

                               73 Tremont Street
                       Boston, Massachusetts  02108-3913
                    (Address of Principal Executive Offices)

                 Registrant's Telephone Number:  (800) 446-1012

                             W. Bruce McConnel, III
                           Drinker Biddle & Reath LLP
                      Philadelphia National Bank Building
                              1345 Chestnut Street
                     Philadelphia, Pennsylvania  19107-3496
                    (Name and Address of Agent for Service)


It is proposed that this post-effective amendment will become effective (check appropriate box)

[X]   Immediately upon filing pursuant to paragraph (b)
[ ]   on (date) pursuant to paragraph (b)
[ ]   60 days after filing pursuant to paragraph (a)(1)
[ ]   on (date) pursuant to paragraph (a)(1)
[ ]   75 days after filing pursuant to paragraph (a)(2)
[ ]   on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

[ ]   this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                           __________________________

Title of Securities Being Registered................Shares of Common Stock

                             CROSS-REFERENCE SHEET
                             ---------------------

                             EXCELSIOR FUNDS, INC.
                       EXCELSIOR TAX-EXEMPT FUNDS, INC.
                  (Money, Government Money, Tax-Exempt Money
                          Treasury Money and New York
                            Tax-Exempt Money Funds)


Form N-1A, Part A, Item                           Prospectus Caption
-----------------------                           ------------------

1.    Cover Page                              Cover Page

2.    Synopsis                                Prospectus Summary; Expense
                                              Summary

3.    Condensed Financial Information         Financial Highlights;
                                              Performance and Yield
                                              Information

4.    General Description of Registrant       Prospectus Summary; Investment
                                              Objectives and Policies; Portfolio
                                              Instruments and Other Investment
                                              Information; Investment
                                              Limitations

5.    Management of the Fund                  Management of the Funds; Custodian
                                              and Transfer Agent; Expenses

5A.   Management's Discussion of Fund
      Performance                             Not Applicable

6.    Capital Stock and
       Other Securities                       How to Purchase and Redeem
                                              Shares; Dividends and
                                              Distributions; Taxes; Description
                                              of Capital Stock; Miscellaneous

7.    Purchase of Securities
       Being Offered                          Pricing of Shares; How to
                                              Purchase and Redeem Shares;
                                              Investor Programs

8.    Redemption or Repurchase                How to Purchase and Redeem Shares

9.    Pending Legal Proceedings               Not Applicable

                                                      LOGO
                                                       Funds, Inc.
                                                       Tax-Exempt Funds, Inc.

Excelsior Money Market Funds
-------------------------------------------------------------------------------

73 Tremont Street
                             For initial purchase information, current prices, yield and performance information and existing account information, call (800) 446-1012. (From overseas, call (617) 557-8280.)
Boston, Massachusetts 02108-3913
-------------------------------------------------------------------------------

This Prospectus describes the Money Fund, Government Fund and Treasury Money Fund, three separate diversified portfolios offered to investors by Excelsior Funds, Inc. ("Excelsior Fund"), the Tax-Exempt Money Fund, a diversified port-folio offered by Excelsior Tax-Exempt Funds, Inc. ("Excelsior Tax-Exempt Fund"), and the New York Tax-Exempt Money Fund, a non-diversified portfolio offered by Excelsior Tax-Exempt Fund. Excelsior Fund and Excelsior Tax-Exempt Fund (collectively, the "Companies") are open-end, management investment com-panies. Each portfolio (individually, a "Fund" and collectively, the "Funds") has its own investment objective and policies as follows:

  MONEY FUND'S investment objective is to seek as high a level of current in-come as is consistent with liquidity and stability of principal. The Fund will generally invest in money market instruments, including bank obligations, com-mercial paper and U.S. Government obligations.

  GOVERNMENT MONEY FUND'S investment objective is to seek as high a level of current income as is consistent with liquidity and stability of principal. The Fund will generally invest in short-term obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agree-ments collateralized by such obligations.

  TREASURY MONEY FUND'S investment objective is to seek current income with liquidity and stability of principal. The Fund invests primarily in direct short-term obligations of the U.S. Treasury and certain agencies or instrumen-talities of the U.S. Government with a view toward providing interest income that is generally considered exempt from state and local income taxes. Under normal market conditions, at least 65% of the Fund's total assets will be in-vested in direct U.S. Treasury obligations. The Fund will not enter into re-purchase agreements.

  TAX-EXEMPT MONEY FUND'S investment objective is to seek a moderate level of current interest income exempt from Federal income taxes consistent with sta-bility of principal. The Tax-Exempt Money Fund will invest substantially all of its assets in high-quality short-term Municipal Securities (as defined be-low).

  NEW YORK TAX-EXEMPT MONEY FUND'S investment objective is to seek a moderate level of current interest income that is exempt from Federal income tax and, to the extent possible, from New York State and New York City personal income taxes, as is consistent with liquidity and stability of principal. The Fund will invest primarily in New York Municipal Securities (as defined below), which generally have remaining maturities of 13 months or less and which meet certain ratings criteria and present minimal credit risks. The Fund may invest a significant percentage of its assets in a single issuer. Therefore, invest-ment in the Fund may be riskier than an investment in other types of money market funds.

  This Prospectus sets forth concisely the information about the Funds that a prospective investor should consider before investing. Investors should read this Prospectus and retain it for future reference. A Statement of Additional Information dated August 1, 1998 and containing additional information about the Funds has been filed with the Securities and Exchange Commission. The cur-rent Statement of Additional Information is available to investors without charge by writing to the address shown above or by calling (800) 446-1012. The Statement of Additional Information, as it may be supplemented from time to time, is incorporated by reference in its entirety into this Prospectus. The Securities and Exchange Commission maintains a World Wide Web site (http://www.sec.gov) that contains the Statement of Additional Information and other information regarding the Companies.

AN INVESTMENT IN THE FUNDS IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOV-ERNMENT. THE FUNDS SEEK TO MAINTAIN THEIR NET ASSET VALUE PER SHARE AT $1.00 FOR PURPOSES OF PURCHASES AND REDEMPTIONS, ALTHOUGH THERE CAN BE NO ASSURANCE THAT THEY WILL DO SO ON A CONTINUOUS BASIS.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE AC-CURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                              August 1, 1998

  Each of the Funds is sponsored and distributed by Edgewood Services, Inc. and advised by United States Trust Company of New York and U.S. Trust Company of Connecticut (collectively, the "Investment Adviser" or "U.S. Trust").

SHARES IN THE FUNDS ("SHARES") ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARAN-TEED OR ENDORSED BY, U.S. TRUST, ITS PARENT OR AFFILIATES AND THE SHARES ARE NOT FEDERALLY INSURED BY, GUARANTEED BY OR OBLIGATIONS OF OR OTHERWISE SUP-PORTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY. INVESTMENT IN THE FUNDS INVOLVES INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

                            PROSPECTUS SUMMARY

  EXCELSIOR FUNDS, INC. AND EXCELSIOR TAX-EXEMPT FUNDS, INC. are investment companies offering various investment portfolios with differing objectives and policies. Founded in 1984, the Companies currently offer 25 Funds with com-bined assets of approximately $6.1 billion. See "Description of Capital Stock."

  INVESTMENT ADVISER: United States Trust Company of New York and U.S. Trust Company of Connecticut (collectively, "U.S. Trust" or the "Investment Advis-er") serve as the Funds' investment adviser. U.S. Trust offers a variety of specialized financial and fiduciary services to high-net worth individuals, institutions and corporations. The Companies offer investors access to U.S. Trust's services. See "Management of the Funds--Investment Adviser."

  INVESTMENT OBJECTIVES AND POLICIES: Generally, the Money, Government Money and Treasury Money Funds are money market funds which seek current income with liquidity and stability of principal. The Tax-Exempt Money Fund is a money market fund which seeks current income that is exempt from Federal income taxes consistent with stability of principal. The New York Tax-Exempt Money Fund is a money market fund which seeks current income that is exempt from Federal income tax and, to the extent possible, from New York State and New York City personal income taxes, as is consistent with liquidity and stability of principal. The Funds' investment objectives and policies are summarized on the cover and explained in greater detail later in this Prospectus. See "In-vestment Objectives and Policies," "Portfolio Instruments and Other Investment Information" and "Investment Limitations."

  HOW TO INVEST: The Funds' Shares are offered at their net asset value. The Companies do not impose a sales load on purchases of Shares. See "How to Pur-chase and Redeem Shares."

  The minimum to start an account is $500 per Fund, with a minimum of $50 per Fund for subsequent investments. The easiest way to invest is to complete the account application which accompanies this Prospectus and to send it with a check to the address noted on the application. Investors may also invest by wire and through investment dealers or institutional investors with appropri-ate sales agreements with the Companies. See "How to Purchase and Redeem Shares."

  HOW TO REDEEM: Redemptions may be requested directly from the Companies by mail, wire or telephone. Investors investing through another institution should request redemptions through their Shareholder Organization. See "How to Purchase and Redeem Shares."

  INVESTMENT RISKS AND CHARACTERISTICS: Since the Funds are money market funds, they seek to maintain their net asset value per share at $1.00 for pur-poses of purchases and redemptions. However, there can be no assurance that they will do so on a continuous basis. In addition, the New York Tax-Exempt Money Fund may invest a significant percentage of its assets in a single issu-er. Therefore, investment in the Fund may be riskier than an investment in other types of money market funds. Investment in the Funds should not be con-sidered a complete investment program. See "Investment Objectives and Poli-cies" and "Portfolio Instruments and Other Investment Information."

                                EXPENSE SUMMARY

                                                 TREASURY             NEW YORK
                                MONEY GOVERNMENT  MONEY   TAX-EXEMPT TAX-EXEMPT
                                FUND  MONEY FUND   FUND   MONEY FUND MONEY FUND
                                ----- ---------- -------- ---------- ----------
SHAREHOLDER TRANSACTION
 EXPENSES
Front-End Sales Load..........   None    None      None      None       None
Sales Load on Reinvested
 Dividends....................   None    None      None      None       None
Deferred Sales Load...........   None    None      None      None       None
Redemption Fees...............   None    None      None      None       None
Exchange Fees.................   None    None      None      None       None
ANNUAL FUND OPERATING EXPENSES
 (AS A PERCENTAGE OF AVERAGE
 NET ASSETS)
Advisory Fees (after fee
 waivers)/1/..................  0.21%   0.22%     0.28%     0.19%      0.34%
12b-1 Fees....................   None    None      None      None       None
Other Operating Expenses
  Administrative Servicing
   Fee/1/.....................  0.04%   0.03%     0.02%     0.06%      0.01%
  Other Expenses..............  0.23%   0.22%     0.22%     0.22%      0.25%
                                -----   -----     -----     -----      -----
Total Operating Expenses
 (after fee waivers)/1/.......  0.48%   0.47%     0.52%     0.47%      0.60%
                                =====   =====     =====     =====      =====

--------

1. The Investment Adviser and administrators may from time to time voluntarily waive part of their respective fees, which waivers may be terminated at any time. Until further notice, the Investment Adviser and/or administrators intend to voluntarily waive fees in an amount equal to the Administrative Servicing Fee, and to further waive fees and reimburse expenses to the ex-tent necessary for Shares of the New York Tax-Exempt Money Fund to maintain an annual expense ratio of not more than 0.60%. Without such fee waivers, "Advisory Fees" would be 0.25%, 0.25%, 0.30%, 0.25% and 0.50%; and "Total
   Operating Expenses" would be 0.52%, 0.50%, 0.54%, 0.53% and 0.76% for the Money, Government Money, Treasury Money, Tax-Exempt Money and New York Tax-Exempt Money Funds, respectively.

Example: You would pay the following expenses on a $1,000 investment, assuming
(1) 5% annual return and (2) redemption of your investment at the end of the following periods.

                                                 1 YEAR 3 YEARS 5 YEARS 10 YEARS
                                                 ------ ------- ------- --------
Money Fund......................................  $ 5     $15     $27     $60
Government Money Fund...........................    5      15      26      59
Treasury Money Fund.............................    5      17      29      65
Tax-Exempt Money Fund...........................    5      15      26      59
New York Tax-Exempt Money Fund..................    6      19      33      75

  The foregoing expense summary and example are intended to assist the in-vestor in understanding the costs and expenses that an investor in Shares of the Funds will bear directly or indirectly. The expense summary sets forth ad-visory and other expenses payable with respect to Shares of the Money, Govern-ment Money, Treasury Money and Tax-Exempt Money Funds for the fiscal year ended March 31, 1998, and the estimated advisory and other expenses payable with respect to Shares of the New York Tax-Exempt Money Fund for the current fiscal year. For more complete descriptions of the Funds' operating expenses, see "Management of the Funds" in this Prospectus and the financial statements and notes incorporated by reference in the Statement of Additional Informa-tion.

  THE FOREGOING EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR RATE OF RETURN. ACTUAL EXPENSES AND RATE OF RETURN MAY BE GREATER OR LOWER THAN THOSE SHOWN IN THE EXPENSE SUMMARY AND EXAMPLE.

                              FINANCIAL HIGHLIGHTS

  The following tables include selected data for a Share outstanding throughout each period and other performance information derived from the financial state-ments included in Excelsior Fund's and Excelsior Tax-Exempt Fund's Annual Re-ports to Shareholders for the fiscal year ended March 31, 1998 (the "Financial Statements"). The information contained in the Financial Highlights for each period has been audited by Ernst & Young LLP, Excelsior Fund's and Excelsior Tax-Exempt Fund's independent auditors. The following tables should be read in conjunction with the Financial Statements and notes thereto. More information about the performance of the Money, Government Money, Treasury Money and Tax-Exempt Money Funds is also contained in the Annual Reports to Shareholders, which may be obtained from Excelsior Fund and Excelsior Tax-Exempt Fund without charge by calling the number on the front cover of this Prospectus.

                                   MONEY FUND

                                                       YEAR ENDED MARCH 31,
                     --------------------------------------------------------------------------------------------------
                       1998      1997      1996      1995      1994      1993      1992      1991      1990      1989
                     --------  --------  --------  --------  --------  --------  --------  --------  --------  --------
Net Asset Value,
 Beginning of
 Year.............   $   1.00  $   1.00  $   1.00  $   1.00  $   1.00  $   1.00  $   1.00  $   1.00  $   1.00  $   1.00
                     --------  --------  --------  --------  --------  --------  --------  --------  --------  --------
Income From
 Investment
 Operations
 Net Investment
  Income..........    0.05139   0.04888   0.05336   0.04494   0.02780   0.03234   0.05165   0.07589   0.08454   0.07698
 Net Gains or
  (Losses) on
  Securities (both
  realized and
  unrealized).....    0.00000   0.00000   0.00000   0.00002   0.00000   0.00000   0.00017   0.00001   0.00000   0.00000
                     --------  --------  --------  --------  --------  --------  --------  --------  --------  --------
Total From
 Investment
 Operations.......    0.05139   0.04888   0.05336   0.04496   0.02780   0.03234   0.05182   0.07590   0.08454   0.07698
                     --------  --------  --------  --------  --------  --------  --------  --------  --------  --------
Less Distributions
 Dividends From
  Net Investment
  Income..........   (0.05139) (0.04888) (0.05336) (0.04496) (0.02780) (0.03234) (0.05165) (0.07589) (0.08454) (0.07698)
 Distributions
  From Net
  Realized Gain on
  Investments.....    0.00000   0.00000   0.00000   0.00000   0.00000   0.00000  (0.00019)  0.00000   0.00000   0.00000
                     --------  --------  --------  --------  --------  --------  --------  --------  --------  --------
Total
 Distributions....   (0.05139) (0.04888) (0.05336) (0.04496) (0.02780) (0.03234) (0.05184) (0.07589) (0.08454) (0.07698)
                     --------  --------  --------  --------  --------  --------  --------  --------  --------  --------
Net Asset Value,
 End of Year......   $   1.00  $   1.00  $   1.00  $   1.00  $   1.00  $   1.00  $   1.00  $   1.00  $   1.00  $   1.00
                     ========  ========  ========  ========  ========  ========  ========  ========  ========  ========
Total Return......      5.26%     5.00%     5.47%     4.59%     2.82%     3.25%     5.19%     7.64%     8.71%     7.76%
Ratios/Supplemental
 Data
 Net Assets, End
  of Period (in
  millions).......   $ 658.87  $ 498.07  $ 394.29  $ 824.58  $ 736.08  $ 784.02  $ 574.27  $ 471.32  $ 432.37  $ 369.69
 Ratio of Net
  Operating
  Expenses to
  Average Net
  Assets..........      0.48%     0.47%     0.50%     0.49%     0.51%     0.51%     0.51%     0.52%     0.55%     0.56%
 Ratio of Gross
  Operating
  Expenses to
  Average Net
  Assets/1/.......      0.52%     0.53%     0.53%     0.52%     0.51%     0.51%     0.51%     0.52%     0.55%     0.56%
 Ratio of Net
  Income to
  Average Net
  Assets..........      5.14%     4.89%     5.40%     4.49%     2.78%     3.21%     5.11%     7.56%     8.42%     7.71%

--------
NOTES:
1. Expense ratios before waiver of fees and reimbursement of expenses (if any) by investment adviser and administrators.

                             GOVERNMENT MONEY FUND

                                                        YEAR ENDED MARCH 31,
                     ---------------------------------------------------------------------------------------------------
                       1998      1997      1996      1995      1994       1993      1992      1991      1990      1989
                     --------  --------  --------  --------  ---------  --------  --------  --------  --------  --------
Net Asset Value,
 Beginning of
 Year.............   $   1.00  $   1.00  $   1.00  $   1.00  $    1.00  $   1.00  $   1.00  $   1.00  $   1.00  $   1.00
                     --------  --------  --------  --------  ---------  --------  --------  --------  --------  --------
Income From
 Investment
 Operations
 Net Investment
  Income..........    0.05082   0.04862   0.05296   0.04397    0.02736   0.03205   0.05069   0.07379   0.08379   0.07498
 Net Gains or
  (Losses) on
  Securities (both
  realized and
  unrealized).....    0.00000   0.00000   0.00000   0.00000    0.00000   0.00000   0.00002   0.00008   0.00000   0.00000
                     --------  --------  --------  --------  ---------  --------  --------  --------  --------  --------
Total From
 Investment
 Operations.......    0.05082   0.04862   0.05296   0.04397    0.02736   0.03205   0.05071   0.07387   0.08379   0.07498
                     --------  --------  --------  --------  ---------  --------  --------  --------  --------  --------
Less Distributions
 Dividends From
  Net Investment
  Income..........   (0.05082) (0.04862) (0.05296) (0.04397)  (0.02736) (0.03205) (0.05069) (0.07379) (0.08379) (0.07498)
 Distributions
  From Net
  Realized Gain on
  Investments.....    0.00000   0.00000   0.00000   0.00000    0.00000   0.00000  (0.00005) (0.00005) (0.00001)  0.00000
                     --------  --------  --------  --------  ---------  --------  --------  --------  --------  --------
Total
 Distributions....   (0.05082) (0.04862) (0.05296) (0.04397)  (0.02736) (0.03205) (0.05074) (0.07384) (0.08380) (0.07498)
                     --------  --------  --------  --------  ---------  --------  --------  --------  --------  --------
Net Asset Value,
 End of Year......   $   1.00  $   1.00  $   1.00  $   1.00  $    1.00  $   1.00  $   1.00  $   1.00  $   1.00  $   1.00
                     ========  ========  ========  ========  =========  ========  ========  ========  ========  ========
Total Return......      5.20%     4.97%     5.43%     4.49%      2.77%     3.20%     5.09%     7.31%     8.30%     7.49%
Ratios/Supplemental
 Data
 Net Assets, End
  of Period (in
  millions).......   $ 600.12  $ 533.83  $ 461.47  $ 725.77  $1,034.91  $ 710.49  $ 740.69  $ 700.22  $ 392.02  $ 241.13
 Ratio of Net
  Operating
  Expenses to
  Average Net
  Assets..........      0.47%     0.47%     0.50%     0.50%      0.50%     0.50%     0.50%     0.50%     0.57%     0.57%
 Ratio of Gross
  Operating
  Expenses to
  Average Net
  Assets/1/.......      0.50%     0.51%     0.53%     0.53%      0.50%     0.50%     0.50%     0.50%     0.57%     0.57%
 Ratio of Net
  Income to
  Average Net
  Assets..........      5.09%     4.86%     5.36%     4.38%      2.74%     3.20%     5.09%     7.31%     8.30%     7.49%

--------
NOTES:
1. Expense ratios before waiver of fees and reimbursement of expenses (if any) by investment adviser and administrators.

                             TAX-EXEMPT MONEY FUND

                                                        YEAR ENDED MARCH 31,
                     ----------------------------------------------------------------------------------------------------
                       1998       1997       1996      1995      1994      1993      1992      1991      1990      1989
                     ---------  ---------  --------  --------  --------  --------  --------  --------  --------  --------
Net Asset Value,
 Beginning of
 Year.............   $    1.00  $    1.00  $   1.00  $   1.00  $   1.00  $   1.00  $   1.00  $   1.00  $   1.00  $   1.00
                     ---------  ---------  --------  --------  --------  --------  --------  --------  --------  --------
Income From
 Investment
 Operations
 Net Investment
  Income..........     0.03216    0.03050   0.03362   0.02825   0.01938   0.02395   0.03849   0.05292   0.05808   0.05348
 Net Gains or
  (Losses) on
  Securities (both
  realized and
  unrealized).....     0.00000    0.00000   0.00000   0.00000   0.00000   0.00000   0.00000  (0.00001)  0.00000   0.00000
                     ---------  ---------  --------  --------  --------  --------  --------  --------  --------  --------
Total From
 Investment
 Operations.......     0.03216    0.03050   0.03362   0.02825   0.01938   0.02395   0.03849   0.05291   0.05808   0.05348
                     ---------  ---------  --------  --------  --------  --------  --------  --------  --------  --------
Less Distributions
 Dividends From
  Net Investment
  Income..........    (0.03216)  (0.03050) (0.03362) (0.02825) (0.01938) (0.02395) (0.03849) (0.05292) (0.05808) (0.05348)
 Distributions
  From Net
  Realized Gain on
  Investments.....     0.00000    0.00000   0.00000   0.00000   0.00000   0.00000   0.00000   0.00000   0.00000   0.00000
                     ---------  ---------  --------  --------  --------  --------  --------  --------  --------  --------
Total
 Distributions....    (0.03216)  (0.03050) (0.03362) (0.02825) (0.01938) (0.02395) (0.03849) (0.05292) (0.05808) (0.05348)
                     ---------  ---------  --------  --------  --------  --------  --------  --------  --------  --------
Net Asset Value,
 End of Year......   $    1.00  $    1.00  $   1.00  $   1.00  $   1.00  $   1.00  $   1.00  $   1.00  $   1.00  $   1.00
                     =========  =========  ========  ========  ========  ========  ========  ========  ========  ========
Total Return......       3.26%      3.09%     3.41%     2.86%     1.96%     2.42%     3.92%     5.42%     5.97%     5.48%
Ratios/Supplemental
 Data
 Net Assets, End
  of Period (in
  millions).......   $1,396.53  $1,069.69  $ 966.71  $ 814.89  $ 694.58  $ 659.33  $ 666.35  $ 662.34  $ 600.06  $ 525.30
 Ratio of Net
  Operating
  Expenses to
  Average Net
  Assets..........       0.47%      0.47%     0.49%     0.49%     0.52%     0.52%     0.52%     0.53%     0.55%     0.53%
 Ratio of Gross
  Operating
  Expenses to
  Average Net
  Assets/1/.......       0.53%      0.52%     0.53%     0.52%     0.52%     0.52%     0.52%     0.53%     0.55%     0.53%
 Ratio of Net
  Income to
  Average Net
  Assets..........       3.21%      3.05%     3.35%     2.85%     1.94%     2.39%     3.84%     5.28%     5.79%     5.33%

--------
NOTES:
1. Expense ratios before waiver of fees and reimbursement of expenses (if any) by investment adviser and administrators.

                              TREASURY MONEY FUND

                                                   YEAR ENDED MARCH 31,
                          ----------------------------------------------------------------------------------
                            1998        1997        1996      1995      1994      1993      1992    1991/1/
                          --------    --------    --------  --------  --------  --------  --------  --------
Net Asset Value,
 Beginning of Period....  $   1.00    $   1.00    $   1.00  $   1.00  $   1.00  $   1.00  $   1.00  $   1.00
                          --------    --------    --------  --------  --------  --------  --------  --------
Income From Investment
 Operations
 Net Investment Income..   0.04853     0.04676     0.05043   0.04165   0.02590   0.02987   0.04731   0.00782
 Net Gains or (Losses)
  on Securities (both
  realized and
  unrealized)...........   0.00000     0.00000     0.00000   0.00000   0.00000   0.00000   0.00036   0.00001
                          --------    --------    --------  --------  --------  --------  --------  --------
Total From Investment
 Operations.............   0.04853     0.04676     0.05043   0.04165   0.02590   0.02987   0.04767   0.00783
                          --------    --------    --------  --------  --------  --------  --------  --------
Less Distributions
 Dividends From Net
  Investment Income.....  (0.04853)   (0.04676)   (0.05043) (0.04165) (0.02590) (0.02987) (0.04731) (0.00782)
 Dividends in Excess of
  Net Investment Income.   0.00000/4/  0.00000/4/  0.00000   0.00000   0.00000   0.00000   0.00000   0.00000
 Distributions From Net
  Realized Gain on
  Investments...........   0.00000     0.00000     0.00000   0.00000   0.00000  (0.00030) (0.00011)  0.00000
                          --------    --------    --------  --------  --------  --------  --------  --------
Total Distributions.....  (0.04853)   (0.04676)   (0.05043) (0.04165) (0.02590) (0.03017) (0.04742) (0.00782)
                          --------    --------    --------  --------  --------  --------  --------  --------
Net Asset Value, End of
 Period.................  $   1.00    $   1.00    $   1.00  $   1.00  $   1.00  $   1.00  $   1.00  $   1.00
                          ========    ========    ========  ========  ========  ========  ========  ========
Total Return............     4.96%       4.78%       5.16%     4.25%     2.62%     3.06%     4.85%     0.78%
Ratios/Supplemental Data
 Net Assets, End of
  Period (in millions)..  $ 469.64    $ 349.09    $ 258.17  $ 196.93  $ 254.68  $ 227.79  $ 172.29  $ 110.37
 Ratio of Net Operating
  Expenses to Average
  Net Assets............     0.52%       0.52%       0.55%     0.55%     0.58%     0.58%     0.52%     0.09%/2/
 Ratio of Gross
  Operating Expenses to
  Average Net Assets/3/.     0.54%       0.54%       0.57%     0.57%     0.58%     0.58%     0.57%     0.60%/2/
 Ratio of Net Income to
  Average Net Assets....     4.86%       4.68%       5.03%     4.09%     2.59%     2.97%     4.60%     5.98%/2/

--------
NOTES:
1. Inception date of the Fund was February 13, 1991.
2. Annualized.

3. Expense ratios before waiver of fees and reimbursement of expenses (if any) by investment adviser and administrators.

4.Amount represents less than $0.01 per share.

                      INVESTMENT OBJECTIVES AND POLICIES

  The Investment Adviser uses its best efforts to achieve the investment ob-jective of each Fund, although its achievement cannot be assured. The invest-ment objective of each of the Money, Government Money, Treasury Money and Tax-Exempt Money Funds is "fundamental," meaning that it may not be changed with-out a vote of the holders of a majority of the particular Fund's outstanding Shares (as defined under "Miscellaneous"). The investment objective of the New York Tax-Exempt Money Fund may be changed by Excelsior Tax-Exempt Fund's Board of Directors without shareholder approval. Except as noted below in "Invest-ment Limitations," the investment policies of each Fund may be changed without a vote of the holders of a majority of the outstanding Shares of such Fund.

  Each Fund uses the amortized cost method to value securities in its portfo-lio and has a dollar-weighted average portfolio maturity not exceeding 90 days. Each Fund is required to comply with Rule 2a-7 under the Investment Com-pany Act of 1940, as amended (the "1940 Act"), because each Fund uses the am-ortized cost method to value its securities. Under Rule 2a-7, with respect to 100% of each of the Money, Government Money, Treasury Money and Tax-Exempt Money Funds' total assets, and 75% of the New York Tax-Exempt Money Fund's to-tal assets, a Fund may not invest more than 5% of its assets, measured at the time of purchase, in the securities of any one issuer other than U.S. Govern-ment securities, repurchase agreements collateralized by such securities and securities subject to certain guarantees. The New York Tax-Exempt Money Fund's compliance with the diversification provisions of Rule 2a-7 is deemed to be compliance with the diversification standards of the 1940 Act.

MONEY FUND

  The Money Fund's investment objective is to seek as high a level of current income as is consistent with liquidity and stability of principal. The Fund will generally invest in money market instruments, such as bank certificates of deposit, bankers' acceptances, commercial paper (including variable and floating rate instruments) and corporate bonds with remaining maturities of 13 months or less, as well as obligations issued or guaranteed by the U.S. Gov-ernment, its agencies or instrumentalities and repurchase agreements collater-alized by such obligations. Additional information about the Fund's policies and portfolio instruments is set forth below under "Portfolio Instruments and Other Investment Information."

GOVERNMENT MONEY FUND

  The Government Money Fund's investment objective is to seek as high a level of current income as is consistent with liquidity and stability of principal. The Fund will invest in obligations with remaining maturities of 13 months or less issued or guaranteed by the U.S. Government, its agencies or instrumen-talities and repurchase agreements collateralized by such obligations. See "Portfolio Instruments and Other Investment Information" for information on other portfolio instruments in which the Fund may invest.

TREASURY MONEY FUND

  The Treasury Money Fund's investment objective is to seek current income with liquidity and stability of principal. The Fund invests primarily in di-rect obligations of the U.S. Treasury with remaining maturities of 13 months or less, such as Treasury bills and notes. Under normal market conditions, the Fund will invest at least 65% of its total assets in direct U.S. Treasury ob-ligations. The Fund may also from time to time invest in obligations with re-maining maturities of 13 months or less issued or guaranteed as to principal and interest by certain agencies or instrumentalities of the U.S. Government, such as the Farm Credit System Financial Assistance Corporation, Federal Fi-nancing Bank, General Services Administration, Federal Home Loan Banks, Farm Credit System and the Tennessee Valley Authority. Income on direct investments
in U.S. Treasury securities and obligations of the aforementioned agen     -
cies and instrumentalities is generally not subject to state and local income taxes by reason of Federal law. In addition, the Fund's dividends from income that is attributable to such investments will also be exempt in most states from state and local income taxes. Shareholders in a particular state should determine through consultation with their own tax advisors whether and to what extent dividends payable by the Treasury Money Fund from its investments will be considered by the state to have retained exempt status, and whether the Fund's capital gain and other income, if any, when distributed will be subject to the state's income tax. See "Taxes--State and Local." The Treasury Money Fund will not enter into repurchase agreements.

TAX-EXEMPT MONEY FUND

  The Tax-Exempt Money Fund's investment objective is to seek a moderate level of current interest income exempt from Federal income taxes consistent with stability of principal. The Fund will invest substantially all of its assets in high-quality debt obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia and their respective authorities, agencies, instrumentalities and political subdivisions, the inter-est on which is, in the opinion of bond counsel to the issuer, exempt from Fed-eral income tax ("Municipal Securities"). Portfolio securities in the Fund will generally have remaining maturities of not more than 13 months. (See "Portfolio Instruments and Other Investment Information.")

  The Tax-Exempt Money Fund is designed for investors in relatively high tax brackets who are seeking a moderate amount of tax-free income with stability of principal and less price volatility than would normally be associated with in-termediate-term and long-term Municipal Securities.

  The Tax-Exempt Money Fund invests in Municipal Securities which are deter-mined by the Investment Adviser to present minimal credit risks. As a matter of fundamental policy, except during temporary defensive periods, the Fund will maintain at least 80% of its assets in tax-exempt obligations. (This policy may not be changed with respect to the Fund without the vote of the holders of a majority of its outstanding Shares.)

NEW YORK TAX-EXEMPT MONEY FUND

  The New York Tax-Exempt Money Fund is a non-diversified investment portfolio whose investment objective is to seek a moderate level of current interest in-come that is exempt from Federal income tax and, to the extent possible, from New York State and New York City personal income taxes, as is consistent with liquidity and stability of principal.

  Under normal market conditions, at least 80% of the Fund's net assets will be invested in Municipal Securities which are determined by the Investment Adviser to present minimal credit risks. The Fund may also invest in tax-exempt deriva-tive securities such as tender option bonds, participations, beneficial inter-ests in trusts and partnership interests. Dividends paid by the Fund that are derived from interest on obligations that is exempt from taxation under the Constitution or statutes of New York ("New York Municipal Securities") are ex-empt from regular Federal, New York State and New York City personal income tax. New York Municipal Securities include municipal securities issued by the State of New York and its political sub-divisions, as well as certain other governmental issuers such as the Commonwealth of Puerto Rico. Dividends derived from interest on Municipal Securities other than New York Municipal Securities are exempt from Federal income tax but may be subject to New York State and New York City personal income tax (see "Taxes" below). The Fund expects that under normal market conditions, at least 65% of its total assets will be invested in New York Municipal Securities. Portfolio securities held by the Fund generally will have remaining maturities of not more than 13 months.

  The Fund is concentrated in securities issued by New York State or entities within New York State and therefore investment in the Fund may be riskier than an investment in other types of money market funds. The Fund's ability to achieve its investment objective is dependent upon the ability of the issuers of New York Municipal Securities to meet their continuing obligations for the payment of principal and interest. New York State and New York City face long-term economic problems that could seriously affect their ability and that of other issuers of New York Municipal Securi-ties to meet their financial obligations.

  Certain substantial issuers of New York Municipal Securities (including is-suers whose obligations may be acquired by the Fund) have experienced serious financial difficulties in recent years. These difficulties have at times jeop-ardized the credit standing and impaired the borrowing abilities of all New York issuers and have generally contributed to higher interest costs for their borrowings and fewer markets for their outstanding debt obligations. Although several different issues of municipal securities of New York State and its agencies and instrumentalities and of New York City have been downgraded by Standard & Poor's Ratings Services ("S&P") and Moody's Investors Service, Inc. ("Moody's"), the most recent actions of S&P and Moody's have been to place the debt obligations of New York State on CreditWatch with positive implications and to upgrade the debt obligations of New York City, respectively. Strong de-mand for New York Municipal Securities has also at times had the effect of permitting New York Municipal Securities to be issued with yields relatively lower, and after issuance, to trade in the market at prices relatively higher, than comparably rated municipal obligations issued by other jurisdictions. A recurrence of the financial difficulties previously experienced by certain is-suers of New York Municipal Securities could result in defaults or declines in the market values of those issuers' existing obligations and, possibly, in the obligations of other issuers of New York Municipal Securities. Although as of the date of this Prospectus, no issuers of New York Municipal Securities are in default with respect to the payment of their municipal obligations, the oc-currence of any such default could affect adversely the market values and mar-ketability of all New York Municipal Securities and, consequently, the net as-set value of the Fund's portfolio.

  Other considerations affecting the Fund's investments in New York Municipal Securities are summarized in the Statement of Additional Information.

  From time to time, a substantial portion of the Fund's assets may be in-vested in Municipal Securities supported by credit and liquidity enhancements from banks or other financial institutions. Therefore, changes in the credit quality of these institutions could cause losses to the Fund and affect its share price.

INVESTMENT POLICIES COMMON TO THE TAX-EXEMPT MONEY AND NEW YORK TAX-EXEMPT MONEY FUNDS

  From time to time on a temporary defensive basis due to market conditions, the Tax-Exempt Money and New York Tax-Exempt Money Funds (collectively, the "Tax-Exempt Funds") may hold uninvested cash reserves or invest in taxable ob-ligations in such proportions as, in the opinion of the Investment Adviser, prevailing market or economic conditions may warrant. Uninvested cash reserves will not earn income. Taxable obligations in which the Tax-Exempt Funds may invest include: (i) obligations of the U.S. Treasury; (ii) obligations of agencies and instrumentalities of the U.S. Government; (iii) money market in-struments such as certificates of deposit, commercial paper, and bankers' ac-ceptances; (iv) repurchase agreements collateralized by U.S. Government obli-gations or other money market instruments; and (v) securities issued by other investment companies that invest in high-quality, short-term securities. (See "Portfolio Instruments and Other Investment Information.")

  The Tax-Exempt Funds may also invest from time to time in "private activity bonds" (see "Types of Municipal Securities" below), the interest on which is treated as a specific tax preference item under the Federal alternative mini-mum tax. Investments in such securities, however, will not exceed under normal market conditions 20% of a Fund's net assets when added together with any tax-able investments by the Fund.

  Each Tax-Exempt Fund may invest more than 25% of its assets in Municipal Se-curities the interest on which is paid solely from revenues on similar projects if such investment is deemed necessary or appropriate by the Investment Advis-er. To the extent that a Fund's assets are concentrated in Municipal Securities payable from revenues on similar projects, the Fund will be subject to the pe-culiar risks presented by such projects to a greater extent than it would be if its assets were not so concentrated.

  Opinions relating to the validity of Municipal Securities and to the exemp-tion of interest thereon from Federal income tax (and, with respect to New York Municipal Securities, to the exemption of interest thereon from New York State and New York City personal income taxes) are rendered by bond counsel to the respective issuers at the time of issuance, and opinions relating to the valid-ity of and the tax-exempt status of payments received by the New York Tax-Ex-empt Money Fund from tax-exempt derivatives are rendered by counsel to the re-spective sponsors of such derivatives. The Funds and the Investment Adviser will rely on such opinions and will not review independently the underlying proceedings relating to the issuance of Municipal Securities, the creation of any tax-exempt derivative securities, or the bases for such opinions.

             PORTFOLIO INSTRUMENTS AND OTHER INVESTMENT INFORMATION

GOVERNMENT OBLIGATIONS

  Government obligations acquired by the Funds include obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities. Such in-vestments may include obligations issued by the Farm Credit System Financial Assistance Corporation, the Federal Financing Bank, the General Services Admin-istration, Federal Home Loan Banks and the Tennessee Valley Authority. Obliga-tions of certain agencies and instrumentalities of the U.S. Government are sup-ported by the full faith and credit of the U.S. Treasury; others are supported by the right of the issuer to borrow from the Treasury; others are supported by the discretionary authority of the U.S. Government to purchase the agency's ob-ligations; still others are supported only by the credit of the instrumentali-ty. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law. Obligations of such instrumentalities will be purchased only when the Investment Adviser believes that the credit risk with respect to the instrumentality is minimal.

  Securities issued or guaranteed by the U.S. Government have historically in-volved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period a shareholder owns Shares of a Fund.

  As stated above, the Treasury Money Fund will purchase primarily direct obli-gations of the U.S. Treasury and obligations of those agencies or instrumental-ities of the U.S. Government interest income from which is generally not sub-ject to state and local income taxes.

MONEY MARKET INSTRUMENTS

  "Money market instruments" that may be purchased by the Money, Government Money, Tax-Exempt Money and New York Tax-Exempt Money Funds in accordance with their investment objectives and policies stated above include, among other things, bank obligations, commercial paper and corporate bonds with remaining maturities of 13 months or less.

  Bank obligations include bankers' acceptances, negotiable certificates of de-posit, and non-negotiable time deposits earning a specified return and issued by a U.S. bank which is a member of the Federal Reserve System or insured by the Bank Insurance Fund of the Federal Deposit Insurance Corporation ("FDIC"), or by a savings and loan association or savings bank which is insured by the Savings Association Insurance Fund of the FDIC. Bank obligations acquired by the Money Fund may also include U.S. dollar-denominated obligations of foreign branches of U.S. banks and obligations of domestic branches of foreign banks. Investments in bank obligations are limited to the obligations of financial institutions having more than $2 billion in total as-sets at the time of purchase. Investments in bank obligations of foreign branches of domestic financial institutions or of domestic branches of foreign banks are limited so that no more than 5% of the value of the Fund's total as-sets may be invested in any one branch, and that no more than 20% of the Fund's total assets at the time of purchase may be invested in the aggregate in such obligations. Investments in non-negotiable time deposits are limited to no more than 5% of the value of a Fund's total assets at time of purchase, and are further subject to the overall 10% limit on illiquid securities de-scribed below under "Illiquid Securities."

  Investments in obligations of foreign branches of U.S. banks and of U.S. branches of foreign banks may subject the Money Fund to additional investment risks, including future political and economic developments, the possible im-position of withholding taxes on interest income, possible seizure or nation-alization of foreign deposits, the possible establishment of exchange con-trols, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. In addition, foreign branches of U.S. banks and U.S. branches of foreign banks may be subject to less stringent reserve requirements and to different ac-counting, auditing, reporting, and recordkeeping standards than those applica-ble to domestic branches of U.S. banks. Investments in the obligations of U.S. branches of foreign banks or foreign branches of U.S. banks will be made only when the Investment Adviser believes that the credit risk with respect to the instrument is minimal.

VARIABLE AND FLOATING RATE INSTRUMENTS

  Commercial paper may include variable and floating rate instruments. While there may be no active secondary market with respect to a particular instru-ment purchased by a Fund, the Fund may, from time to time as specified in the instrument, demand payment of the principal of the instrument or may resell the instrument to a third party. The absence of an active secondary market, however, could make it difficult for a Fund to dispose of the instrument if the issuer defaulted on its payment obligation or during periods that the Fund is not entitled to exercise its demand rights, and the Fund could, for this or other reasons, suffer a loss with respect to such instrument. While the Funds will in general invest only in securities that mature within 13 months of the date of purchase, they may invest in variable and floating rate instruments which have nominal maturities in excess of 13 months if such instruments have demand features that comply with conditions established by the Securities and Exchange Commission ("SEC") (see "Additional Information on Portfolio Instru-ments--Variable and Floating Rate Instruments" in the Statement of Additional Information).

  Some of the instruments purchased by the Government Money and Treasury Money Funds may also be issued as variable and floating rate instruments. However, since they are issued or guaranteed by the U.S. Government or its agencies or instrumentalities, they may have a more active secondary market.

QUALITY OF INVESTMENTS

  The Funds may only invest in: (i) securities in the two highest short-term rating categories of a nationally recognized statistical rating organization ("NRSRO"), provided that if a security is rated by more than one NRSRO, at least two NRSROs must rate the security in one of the two highest short-term rating categories; (ii) unrated securities determined to be of comparable quality at the time of purchase; (iii) certain money market fund shares; and
(iv) U.S. Government securities (collectively, "Eligible Securities"). The rating symbols of the NRSROs which the Funds may use are described in the Ap-pendix to the Statement of Additional Information.

REPURCHASE AGREEMENTS

  The Money, Government Money, Tax-Exempt Money and New York Tax-Exempt Money Funds may agree to purchase portfolio securities subject to the seller's agreement to repurchase them at a mutually agreed upon date and price ("repurchase agreements"). A Fund will enter into repurchase agreements only with financial institutions that are deemed to be creditworthy by the Investment Adviser, pursuant to guidelines established by the Boards of Directors. The Funds will not enter into repurchase agreements with the Investment Adviser or any of its affiliates. Repurchase agreements with remaining maturities in excess of seven days will be considered illiquid securities and will be subject to the 10% limit described below under "Illiq-uid Securities."

  The seller under a repurchase agreement will be required to maintain the value of the securities which are subject to the agreement and held by a Fund at not less than the repurchase price. Default or bankruptcy of the seller would, however, expose a Fund to possible delay in connection with the dispo-sition of the underlying securities or loss to the extent that proceeds from a sale of the underlying securities were less than the repurchase price under the agreement. Income on the repurchase agreements will be taxable.

SECURITIES LENDING

  To increase return on their portfolio securities, the Money Fund and Govern-ment Money Fund may lend their portfolio securities to broker/dealers pursuant to agreements requiring the loans to be continuously secured by collateral equal at all times in value to at least the market value of the securities loaned. Collateral for such loans may include cash, securities of the U.S. Government, its agencies or instrumentalities, or an irrevocable letter of credit issued by a bank which meets the investment standards of these Funds, or any combination thereof. Such loans will not be made if, as a result, the aggregate of all outstanding loans of a Fund exceeds 30% of the value of its total assets. There may be risks of delay in receiving additional collateral or in recovering the securities loaned or even a loss of rights in the collat-eral should the borrower of the securities fail financially. However, loans are made only to borrowers deemed by the Investment Adviser to be of good standing and when, in the Investment Adviser's judgment, the income to be earned from the loan justifies the attendant risks.

INVESTMENT COMPANY SECURITIES

  The Funds may invest in securities issued by other investment companies which invest in high-quality, short-term securities and which determine their net asset value per share based on the amortized cost or penny-rounding meth-od. The Tax-Exempt Funds normally will invest in securities of investment com-panies only if such companies invest primarily in high-quality, short-term Mu-nicipal Securities. The Government Money and Treasury Money Funds intend to limit their acquisition of shares of other investment companies to those com-panies which are themselves permitted to invest only in securities which may be acquired by the respective Funds. Securities of other investment companies will be acquired by a Fund within the limits prescribed by the 1940 Act. Ex-cept as otherwise permitted under the 1940 Act, each Fund currently intends to limit its investments so that, as determined immediately after a securities purchase is made: (a) not more than 5% of the value of its total assets will be invested in the securities of any one investment company; (b) not more than 10% of the value of its total assets will be invested in the aggregate in se-curities of investment companies as a group; and (c) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund. In addition to the advisory fees and other expenses a Fund bears di-rectly in connection with its own operations, as a shareholder of another in-vestment company, a Fund would bear its pro rata portion of the other invest-ment company's advisory fees and other expenses. As such, the Fund's share-holders would indirectly bear the expenses of the Fund and the other invest-ment company, some or all of which would be duplicative. Any change by the Funds in the future with respect to their policies concerning investments in securities issued by other investment companies will be made only in accor-dance with the requirements of the 1940 Act.

TYPES OF MUNICIPAL SECURITIES

  The two principal classifications of Municipal Securities which may be held by the Tax-Exempt Funds are "general obligation" securities and "revenue" se-curities. General obligation securities are secured by the issuer's pledge of its full faith, credit, and taxing power for the payment of principal and in-terest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the pro-ceeds of a special excise tax or other specific revenue source such as user fees of the facility being financed. Private activity obligations are in most cases revenue securities and are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity revenue obli-gations is usually directly related to the credit standing of the corporate user of the facility involved.

  Each Tax-Exempt Fund's portfolio may also include "moral obligation" securi-ties, which are usually issued by public authorities. If the issuer of moral obligation securities is unable to meet its debt service obligations from cur-rent revenues, it may draw on a reserve fund--the restoration of which is a moral commitment, but not a legal obligation of the state or municipality which created the issuer. There is no limitation on the amount of moral obli-gation securities that may be held by a Tax-Exempt Fund.

  The Tax-Exempt Funds may purchase custodial receipts evidencing the right to receive either the principal amount or the periodic interest payments or both with respect to specific underlying Municipal Securities. In general, such "stripped" Municipal Securities are offered at a substantial discount in rela-tion to the principal and/or interest payments which the holders of the re-ceipt will receive. To the extent that such discount does not produce a yield to maturity for the investor that exceeds the original tax-exempt yield on the underlying Municipal Security, such yield will be exempt from Federal income tax for such investor to the same extent as interest on the underlying Munici-pal Security. The Tax-Exempt Funds intend to purchase custodial receipts and "stripped" Municipal Securities only when the yield thereon will be, as de-scribed above, exempt from Federal income tax to the same extent as interest on the underlying Municipal Securities.

  The New York Tax-Exempt Money Fund may also invest in tax-exempt derivative securities such as tender option bonds, participations, beneficial interests in trusts and partnership interests. A typical tax-exempt derivative security involves the purchase of an interest in a Municipal Security or a pool of Mu-nicipal Securities which interest can include a tender option, demand or other feature, allowing the Fund to tender the underlying Municipal Security to a third party at periodic intervals and to receive the principal amount thereof.

WHEN-ISSUED AND FORWARD TRANSACTIONS AND STAND-BY COMMITMENTS

  The Funds may purchase eligible securities on a "when-issued" basis and may purchase or sell such securities on a "forward commitment" basis. These trans-actions involve a commitment by a Fund to purchase or sell particular securi-ties with payment and delivery taking place in the future beyond the normal settlement date at a stated price and yield. Securities purchased on a "for-ward commitment" or "when-issued" basis are recorded as an asset and are sub-ject to changes in value based upon changes in the general level of interest rates. Absent unusual market conditions, "forward commitments" and "when-is-sued" purchases will not exceed 25% of the value of a Fund's total assets, and the length of such commitments will not exceed 45 days. The Funds do not in-tend to engage in "when-issued" purchases or "forward commitments" for specu-lative purposes, but only in furtherance of their investment objectives.

  In addition, each Tax-Exempt Fund may acquire "stand-by commitments" with respect to Municipal Securities held by it. Under a "stand-by commitment," a dealer agrees to purchase at the Fund's option specified Municipal Securities at a specified price. The Tax-Exempt Funds will acquire "stand-by commitments" solely to facilitate portfolio liquidity and do not intend to exercise their rights thereunder for trading purposes. "Stand-by commitments" acquired by a Tax-Exempt Fund would be valued at zero in determining the Fund's net asset
value. Further information concerning "stand-by commit     -
ments" is contained in the Statement of Additional Information under "Addi-tional Information on Portfolio Instruments."

BORROWING AND REVERSE REPURCHASE AGREEMENTS

  Each Fund may borrow funds, in an amount up to 10% of the value of its total assets, for temporary or emergency purposes, such as meeting larger than an-ticipated redemption requests, and not for leverage. Each Fund may also agree to sell portfolio securities to financial institutions such as banks and bro-ker-dealers and to repurchase them at a mutually agreed date and price (a "re-verse repurchase agreement"). The SEC views reverse repurchase agreements as a form of borrowing. At the time a Fund enters into a reverse repurchase agree-ment, it will place in a segregated custodial account liquid assets having a value equal to the repurchase price, including accrued interest. Reverse re-purchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the repurchase price of those securities.

ILLIQUID SECURITIES

  Each Fund will not knowingly invest more than 10% of the value of its net assets in securities that are illiquid. A security will be considered illiquid if it may not be disposed of within seven days at approximately the value at which the particular Fund has valued the security. Each Fund may purchase se-curities which are not registered under the Securities Act of 1933, as amended (the "Act"), but which can be sold to "qualified institutional buyers" in ac-cordance with Rule 144A under the Act. Any such security will not be consid-ered illiquid so long as it is determined by the Investment Adviser, acting under guidelines approved and monitored by the Board, that an adequate trading market exists for that security. This investment practice could have the ef-fect of increasing the level of illiquidity in a Fund during any period that qualified institutional buyers are no longer interested in purchasing these restricted securities.

YEAR 2000

  Like other investment companies, financial and business organizations and individuals around the world, the Funds could be affected adversely if the computer systems used by the Investment Adviser and the Funds' other service providers do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." The Investment Adviser and the Funds' other service providers have informed the Companies that they are taking steps to address the Year 2000 Problem with respect to the computer systems that they use. At this time, how-ever, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Funds as a result of the Year 2000 Problem.

                            INVESTMENT LIMITATIONS

  The investment limitations set forth below are matters of fundamental policy and may not be changed with respect to a Fund without the vote of the holders of a majority of the Fund's outstanding Shares (as defined under "Miscellane-ous").

  Each of the Money, Government Money, Treasury Money and Tax-Exempt Money Funds may not:

    1. Purchase securities of any one issuer if immediately after such pur-chase more than 5% of the value of its total assets would be invested in the securities of such issuer, provided that up to 25% of the value of each Fund's total assets may be invested without regard to this 5% limitation; notwithstanding the foregoing restriction, each Fund may invest without re-gard to the 5% limitation in Government Securities (as defined in the 1940
  Act) and as otherwise permitted in accordance with Rule 2a-7 under the 1940 Act or any successor rule; and

    2. Borrow money except from banks for temporary purposes, and then in amounts not in excess of 10% of the value of its total assets at the time of such borrowing; or mortgage, pledge, or hypothecate any assets except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed and 10% of the value of its total as-sets at the time of such borrowing. (This borrowing provision is included solely to facilitate the orderly sale of portfolio securities to accommo-date abnormally heavy redemption requests and is not for leverage purpos-es.) A Fund will not purchase portfolio securities while borrowings in ex-cess of 5% of its total assets are outstanding.

  The Treasury Money Fund may not:

    3. Purchase securities other than obligations issued or guaranteed by the U.S. Treasury or an agency or instrumentality of the U.S. Government and securities issued by investment companies that invest in such obligations.

  The New York Tax-Exempt Money Fund may not:

    4. Invest less than 80% of its net assets in securities the interest on which is exempt from Federal income tax, except during defensive periods or periods of unusual market conditions;

    5. Borrow money or mortgage, pledge, or hypothecate its assets except to the extent permitted under the 1940 Act; and

    6. Purchase any securities which would cause more than 25% of the value of its total assets at the time of purchase to be invested in the securi-ties of one or more issuers conducting their principal business activities in the same industry, provided that there is no limitation with respect to domestic bank obligations or securities issued or guaranteed by the U.S. Government, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentali-ties or political subdivisions, and repurchase agreements secured by such securities.

                                     * * *

  If a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in value of a Fund's portfolio securities will not constitute a violation of such limitation.

  In Investment Limitation No. 1 above: (a) a security is considered to be is-sued by the governmental entity or entities whose assets and revenues back the security, or, with respect to a private activity bond that is backed only by the assets and revenues of a non-governmental user, such non-governmental user;
(b) in certain circumstances, the guarantor of a guaranteed security may also be considered to be an issuer in connection with such guarantee; and (c) secu-rities issued or guaranteed as to principal or interest by the United States, or by a person controlled or supervised by and acting as an instrumentality of the Government of the United States, or any certificate of deposit for any of the foregoing, are deemed to be Government Securities.

  The Funds are subject to additional investment limitations which are deemed matters of their fundamental policies and, as such, may not be changed without a requisite shareholder vote. For a full description of the Funds' additional fundamental investment limitations, see the Statement of Additional Informa-tion.

                               PRICING OF SHARES

  The net asset value of each of the Money, Government Money and Treasury Money Funds is determined and the Shares of each such Fund are priced for purchases and redemptions as of 1:00 p.m.

(Eastern Time) and the close of regular trading hours on the New York Stock Exchange (the "Exchange"), currently 4:00 p.m. (Eastern Time). The net asset value of each of the Tax-Exempt Money and New York Tax-Exempt Money Funds is determined and the Shares of each such Fund are priced for purchases and re-demptions as of 12:00 p.m. (Eastern Time) and the close of regular trading hours on the Exchange. Net asset value and pricing for each Fund are deter-mined on each day the Exchange and the Investment Adviser are open for trading ("Business Day"). Currently, the holidays which the Funds observe are New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memo-rial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiv-ing Day and Christmas. Net asset value per Share for purposes of pricing sales and redemptions is calculated by dividing the value of all securities and other assets belonging to a Fund, less the liabilities charged to the Fund, by the number of its outstanding Shares. The assets in each Fund are valued by the Funds' administrators based upon the amortized cost method.

                       HOW TO PURCHASE AND REDEEM SHARES

DISTRIBUTOR

  Shares in each Fund are continuously offered for sale by the Companies' sponsor and distributor, Edgewood Services, Inc. (the "Distributor"), a wholly owned subsidiary of Federated Investors, Inc. The Distributor is a registered broker/dealer. Its principal business address is 5800 Corporate Drive, Pitts-burgh, PA 15237-5829.

  At various times the Distributor may implement programs under which a deal-er's sales force may be eligible to win nominal awards for certain sales ef-forts or under which the Distributor will make payments to any dealer that sponsors sales contests or recognition programs conforming to criteria estab-lished by the Distributor, or that participates in sales programs sponsored by the Distributor. The Distributor in its discretion may also from time to time, pursuant to objective criteria established by the Distributor, pay fees to qualifying dealers for certain services or activities which are primarily in-tended to result in sales of Shares of the Funds. If any such program is made available to any dealer, it will be made available to all dealers on the same terms and conditions. Payments made under such programs will be made by the Distributor out of its own assets and not out of the assets of the Funds.

  In addition, the Distributor may offer to pay a fee from its own assets to financial institutions for the continuing investment of customers' assets in the Funds or for providing substantial marketing, sales and operational sup-port. The support may include initiating customer accounts, participating in sales, educational and training seminars, providing sales literature, and en-gineering computer software programs that emphasize the attributes of the Funds. Such payments will be predicated upon the amount of Shares the finan-cial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution.

PURCHASE OF SHARES

  Shares in each Fund are offered without any purchase or redemption charge imposed by the Companies. The Distributor has established several procedures for purchasing Shares in order to accommodate different types of investors.

  Shares may be purchased directly by individuals ("Direct Investors") or by institutions ("Institutional Investors" and, collectively with Direct Invest-ors, "Investors"). Shares may also be purchased by customers ("Customers") of the Investment Adviser, its affiliates and correspondent banks, and other in-stitutions ("Shareholder Organizations") that have entered into agreements with the Companies. A Shareholder Organization may elect to hold of record Shares for its Customers and to record beneficial ownership of Shares on the account statements provided by it to its Customers. If it does so, it is the Shareholder Organization's responsibility to transmit to the Distributor all purchase orders for its Cus-tomers and to transmit, on a timely basis, payment for such orders to Chase Global Funds Services Company ("CGFSC"), the Funds' sub-transfer agent, in ac-cordance with the procedures agreed to by the Shareholder Organization and the Distributor. Confirmations of all such Customer purchases and redemptions will be sent by CGFSC to the particular Shareholder Organization. As an alternative, a Shareholder Organization may elect to establish its Customers' accounts of record with CGFSC. In this event, even if the Shareholder Organization contin-ues to place its Customers' purchase and redemption orders with the Funds, CGFSC will send confirmations of such transactions and periodic account state-ments directly to the shareholders of record. Shares in the Funds bear the ex-pense of fees payable to Shareholder Organizations for such services. See "Man-agement of the Funds--Shareholder Organizations."

  Customers wishing to purchase Shares through their Shareholder Organization should contact such entity directly for appropriate instructions. (For a list of Shareholder Organizations in your area, call (800) 446-1012.) An Investor purchasing Shares through a registered investment adviser or certified finan-cial planner may incur transaction charges in connection with such purchases. Such Investors should contact their registered investment adviser or certified financial planner for further information on transaction fees. Investors may also purchase Shares directly from the Distributor in accordance with proce-dures described below under "Purchase Procedures."

PURCHASE PROCEDURES

General

  Direct Investors may purchase Shares by completing the Application for pur-chase of Shares accompanying this Prospectus and mailing it, together with a check payable to Excelsior Funds, to:

   Excelsior Funds
   c/o Chase Global Funds Services Company
   P.O. Box 2798
   Boston, MA 02208-2798

  Subsequent investments in an existing account in any Fund may be made at any time by sending to the above address a check payable to Excelsior Funds along with: (a) the detachable form that regularly accompanies the confirmation of a prior transaction; (b) a subsequent order form which may be obtained from CGFSC; or (c) a letter stating the amount of the investment, the name of the Fund and the account number in which the investment is to be made. Institu-tional Investors may purchase Shares by transmitting their purchase orders to CGFSC by telephone at (800) 446-1012 or by terminal access. Institutional In-vestors must pay for Shares with Federal funds or funds immediately available to CGFSC.

Purchases by Wire

  Investors may also purchase Shares by wiring Federal funds to CGFSC. Prior to making an initial investment by wire, an Investor must telephone CGFSC at (800) 446-1012 (from overseas, call (617) 557-8280) for instructions. Federal funds and registration instructions should be wired through the Federal Reserve Sys-tem to:

   The Chase Manhattan Bank
   ABA #021000021
   Excelsior Funds, Account No. 9102732915
   For further credit to:
   Excelsior Funds
   Wire Control Number
   Account Registration
    (including account number)

  Investors making initial investments by wire must promptly complete the Ap-plication accompanying this Prospectus and forward it to CGFSC. Redemptions by Investors will not be processed until the completed Application for purchase of Shares has been received by CGFSC and accepted by the Distributor. Investors making subsequent investments by wire should follow the above instructions.

Other Purchase Information

  Except as provided in "Investor Programs" below, the minimum initial invest-ment by an Investor or initial aggregate investment by a Shareholder Organiza-tion investing on behalf of its Customers is $500 per Fund. The minimum subse-quent investment for both types of investors is $50 per Fund. Customers may agree with a particular Shareholder Organization to make a minimum purchase with respect to their accounts. Depending upon the terms of the particular ac-count, Shareholder Organizations may charge a Customer's account fees for auto-matic investment and other cash management services provided. The Companies re-serve the right to reject any purchase order, in whole or in part, or to waive any minimum investment requirements. Third party checks will not be accepted as payment for Fund Shares.

REDEMPTION PROCEDURES

  Customers of Shareholder Organizations holding Shares of record may redeem all or part of their investments in the Funds in accordance with procedures governing their accounts at the Shareholder Organizations. It is the responsi-bility of the Shareholder Organizations to transmit redemption orders to CGFSC and credit such Customer accounts with the redemption proceeds on a timely ba-sis. Redemption orders for Institutional Investors must be transmitted to CGFSC by telephone at (800) 446-1012 or by terminal access. No charge for wiring re-demption payments to Shareholder Organizations or Institutional Investors is imposed by the Companies, although Shareholder Organizations may charge a Cus-tomer's account for wiring redemption proceeds. Information relating to such redemption services and charges, if any, is available from the Shareholder Or-ganizations. An Investor redeeming Shares through a registered investment ad-viser or certified financial planner may incur transaction charges in connec-tion with such redemptions. Such Investors should contact their registered in-vestment adviser or certified financial planner for further information on transaction fees. Investors may redeem all or part of their Shares in accor-dance with any of the procedures described below (these procedures also apply to Customers of Shareholder Organizations for whom individual accounts have been established with CGFSC).

Redemption by Mail

  Shares may be redeemed by a Direct Investor by submitting a written request for redemption to:

   Excelsior Funds
   c/o Chase Global Funds Services Company
   P.O. Box 2798
   Boston, MA 02208-2798

  A written redemption request to CGFSC must (i) state the number of Shares to be redeemed, (ii) identify the shareholder account number and tax identifica-tion number, and (iii) be signed by each registered owner exactly as the Shares are registered. If the Shares to be redeemed were issued in certificate form, the certificates must be endorsed for transfer (or accompanied by a duly exe-cuted stock power) and must be submitted to CGFSC together with the redemption request. A redemption request for an amount in excess of $50,000 per account, or for any amount if the proceeds are to be sent elsewhere than the address of record, must be accompanied by signature guarantees from an eligible guarantor institution approved by CGFSC in accordance with its Standards, Procedures and Guidelines for the Acceptance of Signature Guarantees ("Signature Guarantee Guidelines"). Eligible guarantor institutions generally include banks, broker/dealers, credit unions, national securities exchanges, registered secu-rities associations, clearing agencies and savings associations. All eligible guarantor institutions must participate in the Securities Transfer Agents Medallion Program ("STAMP") in order to be approved by CGFSC pursuant to the Signature Guarantee Guide-lines. Copies of the Signature Guarantee Guidelines and information on STAMP can be obtained from CGFSC at (800) 446-1012 or at the address given above. CGFSC may require additional supporting documents for redemptions made by cor-porations, executors, administrators, trustees and guardians. A redemption re-quest will not be deemed to be properly received until CGFSC receives all re-quired documents in proper form. Payment for Shares redeemed will ordinarily be made by mail within five Business Days after receipt by CGFSC of the re-demption request in good order. Questions with respect to the proper form for redemption requests should be directed to CGFSC at (800) 446-1012 (from over-seas, call (617) 557-8280).

Redemption by Wire or Telephone

  Direct Investors who have so indicated on the Application, or have subse-quently arranged in writing to do so, may redeem Shares by instructing CGFSC by wire or telephone to wire the redemption proceeds directly to the Direct Investor's account at any commercial bank in the United States. Direct Invest-ors who are shareholders of record may also redeem Shares by instructing CGFSC by telephone to mail a check for redemption proceeds of $500 or more to the shareholder of record at his or her address of record. Institutional Investors may also have their Shares redeemed by wire by instructing CGFSC by telephone at (800) 446-1012 or by terminal access. Only redemptions of $500 or more will be wired to a Direct Investor's account. The redemption proceeds for Direct Investors must be paid to the same bank and account as designated on the Ap-plication or in written instructions subsequently received by CGFSC.

  Investors may request that Shares be redeemed and redemption proceeds wired on the same day if telephone redemption instructions are received by 1:00 p.m. (Eastern Time) (12:00 p.m. with respect to the Tax-Exempt Funds) on the day of redemption. Shares redeemed and wired on the same day will not receive the dividend declared on the day of redemption. Redemption requests made after 1:00 p.m. (Eastern Time) (12:00 p.m. with respect to the Tax-Exempt Funds) will receive the dividend declared on the day of redemption, and redemption proceeds will be wired the following Business Day. To request redemption of Shares by wire, Direct Investors should call CGFSC at (800) 446-1012 (from overseas, call (617) 557-8280).

  In order to arrange for redemption by wire or telephone after an account has been opened or to change the bank or account designated to receive redemption proceeds, a Direct Investor must send a written request to the Companies, c/o CGFSC, at the address listed above under "Redemption by Mail." Such request must be signed by the Direct Investor, with signatures guaranteed (see "Re-demption by Mail" above, for details regarding signature guarantees). Further documentation may be requested.

  CGFSC and the Distributor reserve the right to refuse a wire or telephone redemption if it is believed advisable to do so. Procedures for redeeming Shares by wire or telephone may be modified or terminated at any time by the Companies, CGFSC or the Distributor. THE COMPANIES, CGFSC AND THE DISTRIBUTOR WILL NOT BE LIABLE FOR ANY LOSS, LIABILITY, COST OR EXPENSE FOR ACTING UPON TELEPHONE INSTRUCTIONS THAT ARE REASONABLY BELIEVED TO BE GENUINE. IN ATTEMPT-ING TO CONFIRM THAT TELEPHONE INSTRUCTIONS ARE GENUINE, THE COMPANIES WILL USE SUCH PROCEDURES AS ARE CONSIDERED REASONABLE, INCLUDING RECORDING THOSE IN-STRUCTIONS AND REQUESTING INFORMATION AS TO ACCOUNT REGISTRATION.

  During periods of substantial economic or market change, telephone redemp-tions may be difficult to complete. If an Investor is unable to contact CGFSC by telephone, the Investor may also deliver the redemption request to CGFSC in writing at the address noted above under "How to Purchase and Redeem Shares-- Redemption by Mail."

Redemption by Check

  Except as described in "Investor Programs" below, Direct Investors in the Funds may redeem Shares, without charge, by check drawn on the Direct Invest-or's particular Fund account. Checks may be made payable to the order of any person or organization designated by the Direct Investor and must be for amounts of $500 or more. Direct Investors will continue to earn dividends on the Shares to be redeemed until the check clears at The Chase Manhattan Bank.

  Checks are supplied free of charge, and additional checks are sent to Direct Investors upon request. Checks will be sent only to the registered owner at the address of record. Direct Investors who want the option of redeeming Shares by check must indicate this in the Application for purchase of Shares and must submit a signature card with signatures guaranteed with such Applica-tion. The signature card is included in the Application for the purchase of Shares contained in this Prospectus. In order to arrange for redemption by check after an account has been opened, a written request must be sent to the Companies, c/o CGFSC, at the address listed above under "Redemption by Mail" and must be accompanied by a signature card with signatures guaranteed (see "Redemption by Mail" above, for details regarding signature guarantees).

  Stop payment instructions with respect to checks may be given to the Compa-nies by calling (800) 446-1012 (from overseas, call (617) 557-8280). If there are insufficient Shares in the Direct Investor's account with the Fund to cover the amount of the redemption check, the check will be returned marked "insufficient funds," and CGFSC will charge a fee of $25.00 to the account. Checks may not be used to close an account.

  If any portion of the Shares to be redeemed represents an investment made by personal check, the Companies and CGFSC reserve the right not to honor the re-demption until CGFSC is reasonably satisfied that the check has been collected in accordance with the applicable banking regulations which may take up to 15 days. A Direct Investor who anticipates the need for more immediate access to his or her investment should purchase Shares by Federal funds or bank wire or by certified or cashier's check. Banks normally impose a charge in connection with the use of bank wires, as well as certified checks, cashier's checks and Federal funds. If a Direct Investor's purchase check is not collected, the purchase will be cancelled and CGFSC will charge a fee of $25.00 to the Direct Investor's account.

Other Redemption Information

  Except as provided in "Investor Programs" below, Investors may be required to redeem Shares in a Fund upon 60 days' written notice if due to Investor re-demptions the balance in the particular account with respect to the Fund re-mains below $500. If a Customer has agreed with a particular Shareholder Or-ganization to maintain a minimum balance in his or her account at the institu-tion with respect to Shares of a Fund, and the balance in such account falls below that minimum, the Customer may be obliged by the Shareholder Organiza-tion to redeem all or part of his or her Shares to the extent necessary to maintain the required minimum balance.

  The Companies may also redeem Shares involuntarily or make payment for re-demption in securities if it appears appropriate to do so in light of the Com-panies' responsibilities under the 1940 Act.

EFFECTIVE TIME OF PURCHASES AND REDEMPTIONS

  Purchase orders for Shares of the Money, Government Money and Treasury Money Funds which are received in good order no later than 1:00 p.m. (Eastern Time) on any Business Day will be effective as of 1:00 p.m. and will receive the dividend declared on the day of purchase as long as CGFSC receives payment in Federal funds prior to the close of regular trading hours on the Exchange (currently 4:00 p.m., Eastern Time). Purchase orders for Shares of such Funds received in good order after 1:00 p.m. (Eastern Time) and prior to 4:00 p.m. (Eastern Time), on any Business Day for which payment in Federal funds has been received by 4:00 p.m. (Eastern Time), will be effective as of 4:00 p.m., and will begin receiving dividends the following day. Purchase orders for Shares of the Tax-Exempt Money and New York Tax-Exempt Money Funds which are received in good order no later than 12:00 p.m. (Eastern Time) on any Business Day will be effective as of 12:00 p.m. and will receive the dividend declared on the day of purchase as long as CGFSC receives payment in Federal funds prior to the close of regular trading hours on the Exchange. Purchase orders for Shares of such Funds received in good order after 12:00 p.m. (Eastern Time) and prior to 4:00 p.m. (Eastern Time), on any Business Day for which payment in Federal funds has been received by 4:00 p.m. (Eastern Time), will be effective as of 4:00 p.m., and will begin receiving dividends the following day.

  Purchase orders for Shares made by Direct Investors are not effective until the amount to be invested has been converted to Federal funds. In those cases in which a Direct Investor pays for Shares by check, Federal funds will gener-ally become available two Business Days after a purchase order is received. In certain circumstances, the Companies may not require that amounts invested by Shareholder Organizations on behalf of their Customers or by Institutional In-vestors be converted into Federal funds. Redemption orders are executed at the net asset value per Share next determined after receipt of the order.

                               INVESTOR PROGRAMS

EXCHANGE PRIVILEGE

  Investors and Customers of Shareholder Organizations may, after appropriate prior authorization and without an exchange fee imposed by the Companies, ex-change Shares in a Fund having a value of at least $500 for shares of any other portfolio offered by the Companies, or for Trust Shares of Excelsior In-stitutional Trust, provided that such other shares may legally be sold in the state of the Investor's residence.

  Excelsior Fund currently offers 15 additional portfolios as follows:

    Short-Term Government Securities Fund, a fund seeking a high level of current income by investing principally in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements collateralized by such obligations, and having a dollar-weighted average portfolio maturity of 1 to 3 years;

    Intermediate-Term Managed Income Fund, a fund seeking a high level of current interest income by investing principally in investment grade or better debt obligations and money market instruments, and having a dollar-weighted average portfolio maturity of 3 to 10 years;

    Managed Income Fund, a fund seeking higher current income primarily through investments in investment grade debt obligations, U.S. Government obligations and money market instruments;

    Blended Equity Fund, a fund seeking long-term capital appreciation through investments in a diversified portfolio of primarily equity securi-ties;

    Income and Growth Fund, a fund seeking to provide moderate current income and to achieve capital appreciation as a secondary objective by investing in common stock, preferred stock and securities convertible into common stock;

    Energy and Natural Resources Fund, a non-diversified fund seeking long-term capital appreciation by investing in companies that are in the energy and other natural resources groups of industries;

    Value and Restructuring Fund, a fund seeking long-term capital apprecia-tion by investing in companies benefiting from their restructuring or rede-ployment of assets and operations in order to become more competitive or profitable;

    Small Cap Fund, a fund seeking long-term capital appreciation by invest-ing primarily in companies with capitalization of $1 billion or less;

    Large Cap Growth Fund, a fund seeking superior, risk-adjusted total re-turn by investing in larger companies whose growth prospects, in the opin-ion of its investment adviser, appear to exceed that of the overall market;

    Real Estate Fund, a non-diversified fund seeking current income and long-term capital appreciation by investing in real estate investment trusts and other companies principally engaged in the real estate business;

    International Fund, a fund seeking total return derived primarily from investments in foreign equity securities;

    Latin America Fund, a fund seeking long-term capital appreciation through investments in companies and securities of governments based in all coun-tries in Central and South America;

    Pacific/Asia Fund, a fund seeking long-term capital appreciation through investments in companies and securities of governments based in Asia and on the Asian side of the Pacific Ocean;

    Pan European Fund, a fund seeking long-term capital appreciation through investments in companies and securities of governments based in Europe; and

    Emerging Markets Fund, a fund seeking long-term capital appreciation through investments primarily in equity securities of emerging country is-suers.

  Excelsior Tax-Exempt Fund currently offers 5 additional portfolios as fol-lows:

    Short-Term Tax-Exempt Securities Fund, a diversified fund seeking a high level of current interest income exempt from Federal income taxes through investments in municipal obligations and having a dollar-weighted average portfolio maturity of 1 to 3 years;

    Intermediate-Term Tax-Exempt Fund, a diversified fund seeking a high level of current income exempt from Federal income taxes through invest-ments in municipal obligations and having a dollar-weighted average portfo-lio maturity of 3 to 10 years;

    Long-Term Tax-Exempt Fund, a diversified fund attempting to maximize cur-rent interest income exempt from Federal income taxes through investments in municipal obligations and having a dollar-weighted average portfolio ma-turity of 10 to 30 years;

    New York Intermediate-Term Tax-Exempt Fund, a non-diversified fund de-signed to provide New York investors with a high level of current interest income exempt from Federal and, to the extent possible, New York State and New York City income taxes; this fund invests primarily in New York munici-pal obligations and has a dollar-weighted average portfolio maturity of 3 to 10 years; and

    California Tax-Exempt Income Fund, a non-diversified fund designed to provide California investors with as high a level of current interest in-come exempt from Federal and, to the extent possible, California state per-sonal income taxes as is consistent with relative stability of principal; this fund invests primarily in California municipal obligations and has a dollar-weighted average portfolio maturity of 3 to 10 years.

  Excelsior Institutional Trust currently offers Trust Shares in the following investment portfolios:

    Optimum Growth Fund, a fund seeking superior, risk-adjusted total return through investments in a diversified portfolio of equity securities whose growth prospects, in the opinion of its investment adviser, appear to ex-ceed that of the overall market; and

    Value Equity Fund, a fund seeking long-term capital appreciation through investments in a diversified portfolio of equity securities whose market value, in the opinion of its investment adviser, appears to be undervalued relative to the marketplace.

  An exchange involves a redemption of all or a portion of the Shares in a Fund and the investment of the redemption proceeds in shares of another portfolio of the Companies or Excelsior Institutional Trust. The redemption will be made at the per Share net asset value of the Shares being redeemed next determined after the exchange request is received in good order. The shares of the portfolio to be acquired will be purchased at the per share net asset value of those shares next determined after receipt of the exchange request in good order.

  Investors may find the exchange privilege useful if their investment objec-tives or market outlook should change after they invest in a Fund. For further information regarding exchange privileges, shareholders should call (800) 446-1012 (from overseas, call (617) 557-8280). Investors exercising the exchange privilege with the other portfolios of the Companies or Excelsior Institutional Trust should request and review the prospectuses of such funds. Such prospec-tuses may be obtained by calling the numbers listed above. In order to prevent abuse of this privilege to the disadvantage of other shareholders, Excelsior Fund, Excelsior Tax-Exempt Fund and Excelsior Institutional Trust reserve the right to limit the number of exchange requests of Investors and Customers of Shareholder Organizations to no more than six per year. The Companies may mod-ify or terminate the exchange program at any time upon 60 days' written notice to shareholders, and may reject any exchange request.

  Exchanges by Telephone. For shareholders who have previously selected the telephone exchange option, an exchange order may be placed by calling (800) 446-1012 (from overseas, please call (617) 557-8280). By establishing the tele-phone exchange option, a shareholder authorizes CGFSC and the Distributor to act upon telephone instructions believed to be genuine. THE COMPANIES, EXCEL-SIOR INSTITUTIONAL TRUST, CGFSC AND THE DISTRIBUTOR ARE NOT RESPONSIBLE FOR THE AUTHENTICITY OF EXCHANGE REQUESTS RECEIVED BY TELEPHONE THAT ARE REASONABLY BE-LIEVED TO BE GENUINE. IN ATTEMPTING TO CONFIRM THAT TELEPHONE INSTRUCTIONS ARE GENUINE, THE COMPANIES AND EXCELSIOR INSTITUTIONAL TRUST WILL USE SUCH PROCE-DURES AS ARE CONSIDERED REASONABLE, INCLUDING RECORDING THOSE INSTRUCTIONS AND REQUESTING INFORMATION AS TO ACCOUNT REGISTRATION.

SYSTEMATIC WITHDRAWAL PLAN

  An Investor who owns Shares of a Fund with a value of $10,000 or more may es-tablish a Systematic Withdrawal Plan. The Investor may request a declining-bal-ance withdrawal, a fixed-dollar withdrawal, a fixed-share withdrawal, or a fixed-percentage withdrawal (based on the current value of Shares in the ac-count) on a monthly, quarterly, semi-annual or annual basis. To initiate the Systematic Withdrawal Plan, an Investor must complete Section 9 of the New Ac-count Application contained in this Prospectus and mail it to CGFSC at the ad-dress given above. Further information on establishing a Systematic Withdrawal Plan may be obtained by calling (800) 446-1012 (from overseas, call (617) 557-
8280).

  Shareholder Organizations may, at their discretion, establish similar system-atic withdrawal plans with respect to the Shares held by their Customers. In-formation about such plans and the applicable procedures may be obtained by Customers directly from their Shareholder Organizations.

RETIREMENT PLANS

  Shares are available for purchase by Investors in connection with the follow-ing tax-deferred prototype retirement plans offered by United States Trust Com-pany of New York:

    IRAs (including "rollovers" from existing retirement plans) for individu-als and their spouses;

    Profit Sharing and Money-Purchase Plans for corporations and self-em-ployed individuals and their partners to benefit themselves and their em-ployees; and

    Keogh Plans for self-employed individuals.

  Investors investing in the Funds pursuant to Profit Sharing and Money-Pur-chase Plans and Keogh Plans are not subject to the minimum investment and forced redemption provisions described above. The minimum initial investment for IRAs is $250 per Fund and the minimum subsequent investment is $50 per Fund. Detailed information concerning eligibility, service fees and other mat-ters related to these plans can be obtained by calling (800) 446-1012 (from overseas, call (617) 557-8280). Customers of Shareholder Organizations may purchase Shares of the Funds pursuant to retirement plans if such plans are offered by their Share-holder Organizations.

AUTOMATIC INVESTMENT PROGRAM

  The Automatic Investment Program permits Investors to purchase Shares (mini-mum of $50 per Fund per transaction) at regular intervals selected by the In-vestor. The minimum initial investment for an Automatic Investment Program ac-count is $50 per Fund. Provided the Investor's financial institution allows automatic withdrawals, Shares are purchased by transferring funds from an In-vestor's checking, bank money market or NOW account designated by the Invest-or. At the Investor's option, the account designated will be debited in the specified amount, and Shares will be purchased, once a month, on either the first or fifteenth day, or twice a month, on both days.

  To establish an Automatic Investment account, an Investor must complete Sec-tion 8 of the New Account Application contained in this Prospectus and mail it to CGFSC. An Investor may cancel his participation in this Program or change the amount of purchase at any time by mailing written notification to CGFSC, P.O. Box 2798, Boston, MA 02208-2798 and notification will be effective three Business Days following receipt. The Companies may modify or terminate this privilege at any time or charge a service fee, although no such fee currently is contemplated.

                          DIVIDENDS AND DISTRIBUTIONS

  The net investment income of the Funds is declared daily as a dividend to the persons who are shareholders of the respective Funds immediately after the 1:00 p.m. (12:00 p.m. with respect to the Tax-Exempt Funds) pricing of Shares on the day of declaration. All such dividends are paid within ten days after the end of each month or within seven days after the redemption of all of a shareholder's Shares of a Fund. For dividend purposes, a Fund's investment in-come is reduced by accrued expenses directly attributable to that Fund and the general expenses of the particular Company prorated to that Fund on the basis of its relative net assets. Net realized capital gains, if any, are distrib-uted at least annually.

  All dividends and distributions paid on Shares held of record by the Invest-ment Adviser and its affiliates or correspondent banks will be paid in cash. Direct and Institutional Investors and Customers of other Shareholder Organi-zations will receive dividends and distributions in additional Shares of the Fund on which the dividend is paid or the distribution is made (as determined on the payable date), unless they have requested in writing (received by CGFSC at the Companies' address prior to the payment date) to receive dividends and distributions in cash. Reinvested dividends and distributions receive the same tax treatment as those paid in cash.

                                     TAXES

FEDERAL

  Each of the Money, Government Money, Treasury Money and Tax-Exempt Money Funds qualified for its last taxable year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"). Each Fund expects to so qualify in future years. Such qualification generally relieves a Fund of liability for Federal income taxes to the extent its earnings are dis-tributed in accordance with the Code.

  Qualification as a regulated investment company under the Code requires, among other things, that a Fund distribute to its shareholders an amount equal to at least the sum of 90% of its investment company taxable income and 90% of its exempt-interest income (if any) net of certain deductions for each taxable year. In general, a Fund's investment company taxable income will be its taxable income (including interest) subject to certain adjustments and excluding the excess of any net long-term capital gain for the taxable year over the net short-term capital loss, if any, for such year. The taxable Funds intend to distribute substantially all of their investment company taxable in-come each year. Such dividends will be taxable as ordinary income to Fund shareholders who are not currently exempt from Federal income taxes, whether such income is received in cash or reinvested in additional Shares. (Federal income taxes for distributions to IRAs and qualifying pension plans are de-ferred under the Code.) Because all of each Fund's net investment income is ex-pected to be derived from earned interest, it is anticipated that no part of any distributions will be eligible for the dividends received deduction for corporations.

  Dividends declared in October, November or December of any year payable to shareholders of record on a specified date in such months will be deemed to have been received by shareholders and paid by a Fund on December 31 of such year in the event such dividends are actually paid during January of the fol-lowing year.

  Tax-Exempt Funds. Each Tax-Exempt Fund's policy is to pay dividends each year equal to at least the sum of 90% of its net exempt-interest income and 90% of its investment company taxable income, if any. Dividends derived from exempt-interest income ("exempt-interest dividends") may be treated by a Fund's share-holders as items of interest excludable from their gross income under Section 103(a) of the Code, unless, under the circumstances applicable to the particu-lar shareholder, exclusion would be disallowed. (See Statement of Additional Information under "Additional Information Concerning Taxes.")

  If a Tax-Exempt Fund should hold certain "private activity bonds" issued af-ter August 7, 1986, the portion of dividends paid by the Fund which is attrib-utable to interest on such bonds must be included in a shareholder's Federal alternative minimum taxable income, as an item of tax preference, for the pur-pose of determining liability (if any) for the 26% to 28% alternative minimum tax for individuals and the 20% alternative minimum tax applicable to corpora-tions. Corporate shareholders must also take all exempt-interest dividends into account in determining certain adjustments for Federal alternative minimum tax purposes. Shareholders receiving Social Security benefits should note that all exempt-interest dividends will be taken into account in determining the tax-ability of such benefits.

  Dividends payable by a Tax-Exempt Fund which are derived from taxable income or from long-term or short-term capital gains, if any, will be subject to Fed-eral income tax, whether such dividends are paid in the form of cash or addi-tional Shares.

  If a shareholder holds Shares of a Tax-Exempt Fund for six months or less and during that time receives an exempt-interest dividend on those Shares, any loss recognized on the sale or exchange of those Shares will be disallowed to the extent of the exempt-interest dividend.

STATE AND LOCAL

  The Treasury Money Fund is structured to provide shareholders, to the extent permissible by Federal and state law, with income that is exempt or excluded from taxation at the state and local level. Most states--by statute, judicial decision or administrative action--have taken the position that dividends of a regulated investment company such as the Treasury Money Fund that are attribut-able to interest on obligations of the U.S. Treasury and certain U.S. Govern-ment agencies and instrumentalities (including those authorized for purchase by the Fund) are the functional equivalent of interest from such obligations and are, therefore, exempt from state and local income taxes. As a result, substan-tially all dividends paid by the Treasury Money Fund to shareholders residing in those states will be exempt or excluded from state income tax.

  Nevertheless in some jurisdictions, exempt-interest dividends and other dis-tributions paid by the Tax-Exempt Money Fund may be taxable to shareholders under state or local law as dividend income, even though all or a portion of such distributions is derived from interest on tax-exempt obligations which, if realized directly, would be exempt from such income taxes.

NEW YORK

  Exempt-interest dividends (as defined for Federal income tax purposes) de-rived from interest on New York Municipal Securities (as defined above) will be exempt from New York State and New York City personal income taxes (but not corporate franchise taxes), provided the interest on such obligations is and continues to be exempt from applicable Federal, New York State and New York City income taxes. To the extent that Investors are subject to state and local taxes outside of New York State and New York City, distributions by the New York Tax-Exempt Money Fund may be taxable income for purposes thereof. Divi-dends and distributions derived from income (including capital gains on all New York Municipal Securities) other than interest on the New York Municipal Securities described above are not exempt from New York State and New York City taxes.

  Interest on indebtedness incurred or continued by a shareholder to purchase or carry Shares of the New York Tax-Exempt Money Fund generally is not deduct-ible for Federal, New York State or New York City personal income tax purpos-es.

MISCELLANEOUS

  The foregoing summarizes some of the important tax considerations generally affecting the Funds and their shareholders and is not intended as a substitute for careful tax planning. Accordingly, potential investors in the Funds should consult their tax advisers with specific reference to their own tax situa-tions. Shareholders will be advised annually as to the Federal, New York State and New York City personal income tax consequences of distributions made each year.

                            MANAGEMENT OF THE FUNDS

  The business and affairs of the Funds are managed under the direction of the Companies' Boards of Directors. The Statement of Additional Information con-tains the names of and general background information concerning the Compa-nies' directors.

INVESTMENT ADVISER

  United States Trust Company of New York ("U.S. Trust New York") and U.S. Trust Company of Connecticut ("U.S. Trust Connecticut" and, collectively with U.S. Trust New York, "U.S. Trust" or the "Investment Adviser") serve as the Investment Adviser to the Funds. U.S. Trust New York is a state-chartered bank and trust company and a member bank of the Federal Reserve System. U.S. Trust Connecticut is a Connecticut state bank and trust company. U.S. Trust New York and U.S. Trust Connecticut are wholly-owned subsidiaries of U.S. Trust Corpo-ration, a registered bank holding company.

  The Investment Adviser provides trust and banking services to individuals, corporations, and institutions both nationally and internationally, including investment management, estate and trust administration, financial planning, corporate trust and agency banking, and personal and corporate banking. On De-cember 31, 1997, the Asset Management Groups of U.S. Trust New York and U.S. Trust Connecticut had approximately $61.2 billion in aggregate assets under management. U.S. Trust New York has its principal offices at 114 W. 47th Street, New York, New York 10036. U.S. Trust Connecticut has its principal of-fices at 225 High Ridge Road, East Building, Stamford, Connecticut 06905.

  The Investment Adviser manages each Fund, makes decisions with respect to and places orders for all purchases and sales of its portfolio securities, and maintains records relating to such purchases and sales. For the services pro-vided and expenses assumed pursuant to its Investment Advisory Agreements, the Investment Adviser is entitled to a fee, computed daily and paid monthly, at the annual rate of: 0.25% of the average daily net assets of each of the Mon-ey, Government Money and Tax-Exempt Money Funds; 0.30% of the Treasury Money Fund's average daily net assets; and 0.50% of the New York Tax-Exempt Money Fund's average daily net assets.

  Prior to May 16, 1997, U.S. Trust New York served as investment adviser to the Money, Government Money, Treasury Money and Tax-Exempt Money Funds pursu-ant to advisory agreements substantially similar to the Investment Advisory Agreements currently in effect for the Funds. For the fiscal year ended March 31, 1998, U.S. Trust received an advisory fee at the effective annual rates of 0.21%, 0.22%, 0.28% and 0.19% of the average daily net assets of the Money, Government Money, Treasury Money and Tax-Exempt Money Funds, respectively. For the same period, U.S. Trust waived advisory fees at the effective annual rates of 0.04%, 0.03%, 0.02% and 0.06% of the average daily net assets of the Money, Government Money, Treasury Money and Tax-Exempt Money Funds, respectively.

  From time to time, the Investment Adviser may voluntarily waive all or a portion of the advisory fees payable to it by a Fund, which waiver may be ter-minated at any time. See "Management of the Funds--Shareholder Organizations" for additional information on fee waivers.

ADMINISTRATORS

  CGFSC, Federated Administrative Services and U.S. Trust Connecticut serve as the Funds' administrators (the "Administrators") and provide them with general administrative and operational assistance. The Administrators also serve as administrators of the other portfolios of the Companies and of all the portfo-lios of Excelsior Institutional Trust, which are also advised by the Invest-ment Adviser and its affiliates and distributed by the Distributor. For the services provided to all portfolios of the Companies and Excelsior Institu-tional Trust (except the international portfolios of Excelsior Fund and Excel-sior Institutional Trust), the Administrators are entitled jointly to annual fees, computed daily and paid monthly, based on the combined aggregate average daily net assets of the Companies and Excelsior Institutional Trust (excluding the international portfolios of Excelsior Fund and Excelsior Institutional Trust) as follows:

            COMBINED AGGREGATE AVERAGE DAILY NET
           ASSETS OF BOTH COMPANIES AND EXCELSIOR
             INSTITUTIONAL TRUST (EXCLUDING THE
            INTERNATIONAL PORTFOLIOS OF EXCELSIOR
           FUND AND EXCELSIOR INSTITUTIONAL TRUST)   ANNUAL FEE
           ---------------------------------------   ----------
           first $200 million.....................     0.200%
           next $200 million......................     0.175%
           over $400 million......................     0.150%

  Administration fees payable to the Administrators by each portfolio of the Companies and of Excelsior Institutional Trust are allocated in proportion to their relative average daily net assets at the time of determination. From time to time, the Administrators may voluntarily waive all or a portion of the administration fee payable to them by a Fund, which waivers may be terminated at any time. See "Management of the Funds--Shareholder Organizations" for ad-ditional information on fee waivers.

  Prior to May 16, 1997, CGFSC, Federated Administrative Services and U.S. Trust New York served as the Companies' administrators pursuant to administra-tion agreements substantially similar to the administration agreements cur-rently in effect for the Companies. For the fiscal year ended March 31, 1998, CGFSC, Federated Administrative Services and U.S. Trust received an aggregate administration fee at the effective annual rate of 0.153% of the average daily net assets of each of the Money, Government Money, Treasury Money and Tax-Ex-empt Money Funds.

SHAREHOLDER ORGANIZATIONS

  As described above under "Purchase of Shares," each Company has agreements with certain Shareholder Organizations--firms that provide services, which may include acting as record shareholder, to their Customers who beneficially own Shares. As a consideration for these services, a Fund will pay the Shareholder Organization an administrative service fee up to the annual rate of 0.40% of the average daily net asset value of its Shares held by the Shareholder Orga-nization's Customers. Such services, which are described more fully in the Statement of Additional Information under "Management of the Funds--Share-holder Organizations," may include assisting in processing purchase, exchange and redemption requests; transmitting and receiving funds in connection with Customer orders to purchase, exchange or redeem Shares; and providing periodic statements. It is the responsibility of Shareholder Organizations to advise Customers of any fees that they may charge in connection with a Customer's in-vestment. Until further notice, the Investment Adviser and Administrators have voluntarily agreed to waive fees payable by a Fund in an aggregate amount equal to administrative service fees payable by that Fund.

BANKING LAWS

  Banking laws and regulations currently prohibit a bank holding company reg-istered under the Federal Bank Holding Company Act of 1956 or any bank or non-bank affiliate thereof from sponsoring, organizing or controlling a regis-tered, open-end investment company continuously engaged in the issuance of its shares, and prohibit banks generally from issuing, underwriting, selling or distributing securities such as Shares of the Funds, but such banking laws and regulations do not prohibit such a holding company or affiliate or banks gen-erally from acting as investment adviser, transfer agent, or custodian to such an investment company, or from purchasing shares of such company for and upon the order of customers. The Investment Adviser, CGFSC and certain Shareholder Organizations may be subject to such banking laws and regulations. State secu-rities laws may differ from the interpretations of Federal law discussed in this paragraph and banks and financial institutions may be required to regis-ter as dealers pursuant to state law.

  Should legislative, judicial, or administrative action prohibit or restrict the activities of the Investment Adviser or other Shareholder Organizations in connection with purchases of Fund Shares, the Investment Adviser and such Shareholder Organizations might be required to alter materially or discontinue the investment services offered by them to Customers. It is not anticipated, however, that any resulting change in the Funds' method of operations would affect their net asset values per Share or result in financial loss to any shareholder.

                         DESCRIPTION OF CAPITAL STOCK

  Excelsior Fund was organized as a Maryland corporation on August 2, 1984. Currently, Excelsior Fund has authorized capital of 35 billion shares of Com-mon Stock, $0.001 par value per share, classified into 43 series of shares representing interests in 18 investment portfolios. Excelsior Fund's Charter authorizes the Board of Directors to classify or reclassify any class of shares of Excelsior Fund into one or more classes or series. Shares of Class A, Class B and Class G Common Stock represent interests in the Money, Govern-ment Money and Treasury Money Funds, respectively.

  Excelsior Tax-Exempt Fund was organized as a Maryland corporation on August 8, 1984. Currently, Excelsior Tax-Exempt Fund has authorized capital of 14 billion shares of Common Stock, $0.001 par value per share, classified into 7 classes of shares representing 7 investment portfolios currently being of-fered. Excelsior Tax-Exempt Fund's Charter authorizes the Board of Directors to classify or reclassify any class of shares of Excelsior Tax-Exempt Fund into one or more classes or series. Shares of Class A and Class G Common Stock represent interests in the Tax-Exempt Money and New York Tax-Exempt Money Funds, respectively.

  Each Share represents an equal proportionate interest in the particular Fund with other shares of the same class, and is entitled to such dividends and distributions out of the income earned on the assets belonging to such Fund as are declared in the discretion of the particular Company's Board of Directors.

  Shareholders are entitled to one vote for each full share held, and frac-tional votes for fractional shares held, and will vote in the aggregate and not by class, except as otherwise expressly required by law.

  Certificates for Shares will not be issued unless expressly requested in writing to CGFSC and will not be issued for fractional Shares.

  As of July 8, 1998, U.S. Trust and its affiliates held of record substan-tially all of the Companies' outstanding shares as agent or custodian for their customers, but did not own such shares beneficially because they did not have voting or investment discretion with respect to such shares.

                         CUSTODIAN AND TRANSFER AGENT

  The Chase Manhattan Bank ("Chase"), a wholly-owned subsidiary of The Chase Manhattan Corporation, serves as the custodian of the Funds' assets. Communi-cations to the custodian should be directed to Chase, Mutual Funds Service Di-vision, 3 Chase MetroTech Center, 8th Floor, Brooklyn, NY 11245.

  U.S. Trust New York serves as the Funds' transfer and dividend disbursing agent. U.S. Trust New York has also entered into a sub-transfer agency ar-rangement with CGFSC, 73 Tremont Street, Boston, Massachusetts 02108-3913, pursuant to which CGFSC provides certain transfer agent, dividend disbursement and registrar services to the Funds.


                               YIELD INFORMATION

  From time to time, in advertisements or in reports to shareholders, the yields of the Funds may be quoted and compared to those of other mutual funds with similar investment objectives and to other relevant indexes or to rankings prepared by independent services or other financial or industry pub-lications that monitor the performance of mutual funds. For example, the yields of the Funds may be compared to the applicable averages compiled by Donoghue's Money Fund Report, a widely recognized independent publication that monitors the performance of money market funds. The yields of the taxable Funds may also be compared to the average yields reported by the Bank Rate Monitor for money market deposit accounts offered by the 50 leading banks and thrift institutions in the top five standard metropolitan statistical areas.

  Yield data as reported in national financial publications including, but not limited to, Money Magazine, Forbes, Barron's, The Wall Street Journal and The New York Times, or in publications of a local or regional nature, may also be used in comparing the Funds' yields.

  Each Fund may advertise its Shares' seven-day yield which refers to the in-come generated over a particular seven-day period identified in the advertise-ment by an investment in the Fund. This income is annualized, i.e., the income during a particular week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The Funds may also ad-vertise the "effective yields" of Shares which are calculated similarly but, when annualized, income is assumed to be reinvested, thereby making the effec-tive yields slightly higher because of the compounding effect of the assumed reinvestment.

  In addition, the Tax-Exempt Funds may from time to time advertise the "tax-equivalent yields" of Shares to demonstrate the level of taxable yield neces-sary to produce an after-tax yield equivalent to that achieved by a Fund. This yield is computed by increasing the yields of a Fund's Shares (calculated as above) by the amount necessary to reflect the payment of Federal (and New York State and New York City, with respect to the New York Tax-Exempt Money Fund) income taxes at a stated tax rate.

  Yields will fluctuate and any quotation of yield should not be considered as representative of a Fund's future performance. Since yields fluctuate, yield data cannot necessarily be used to compare an investment in the Funds with bank deposits, savings accounts and similar investment alternatives which of-ten provide an agreed or guaranteed fixed yield for a stated period of time. Shareholders should remember that yield is generally a function of the kind and quality of the instruments held in a portfolio, portfolio maturity, oper-ating expenses, and market conditions. Any fees charged by Shareholder Organi-zations with respect to accounts of Customers that have invested in Shares will not be included in calculations of yield.

                                 MISCELLANEOUS

  Shareholders will receive unaudited semiannual reports describing the Funds' investment operations and annual financial statements audited by the Funds' independent auditors.

  The staff of the SEC has expressed the view that the use of this combined Prospectus for the Funds may subject the Funds to liability for losses arising out of any statement or omission regarding a particular Fund.

  As used in this Prospectus, a "vote of the holders of a majority of the out-standing shares" of a Company or a particular Fund means, with respect to the approval of an investment advisory agreement or a change in a fundamental in-vestment policy, the affirmative vote of the lesser of (a) more than 50% of the outstanding shares of such Company or such Fund, or (b) 67% or more of the shares of such Company or such Fund present at a meeting if more than 50% of the outstanding shares of such Company or such Fund are represented at the meeting in person or by proxy.

  Inquiries regarding any of the Funds may be directed to the Distributor at the address listed under "Distributor."

                   INSTRUCTIONS FOR NEW ACCOUNT APPLICATION

OPENING YOUR ACCOUNT:

                                            FOR OVERNIGHT DELIVERY: send to:
  Complete the Application and mail to:

  Excelsior Funds                           Excelsior Funds
  c/o Chase Global Funds Services Company   c/o Chase Global Funds Services Company
  P.O. Box 2798                             73 Tremont Street
  Boston, MA 02208-2798                     Boston, MA 02108-3913


  Please enclose with the Application your check made payable to the "Excel-sior Funds" in the amount of your investment.

  For direct wire purchases please refer to the section of the Prospectus en-titled "How to Purchase and Redeem Shares--Purchase Procedures."

MINIMUM INVESTMENTS:

  Except as provided in the Prospectus, the minimum initial investment is $500 per Fund; subsequent investments must be in the minimum amount of $50 per Fund. Investments may be made in excess of these minimums.

REDEMPTIONS:

  Shares can be redeemed in any amount and at any time in accordance with pro-cedures described in the Prospectus. In the case of shares recently purchased by check, redemption proceeds will not be made available until the transfer agent is reasonably assured that the check has been collected in accordance with applicable banking regulations.

  Certain legal documents will be required from corporations or other organi-zations, executors and trustees, or if redemption is requested by anyone other than the shareholder of record. Written redemption requests in excess of $50,000 per account must be accompanied by signature guarantees.

SIGNATURES: Please be sure to sign the Application(s).

  If the shares are registered in the name of:

    - an individual, the individual should sign.
    - joint tenants, both tenants should sign.
    - a custodian for a minor, the custodian should sign.
    - a corporation or other organization, an authorized officer should sign (please indicate corporate office or title).*
    - a trustee or other fiduciary, the fiduciary or fiduciaries should sign (please indicate capacity).*

  * A corporate resolution or appropriate certificate may be required.

QUESTIONS:

  If you have any questions regarding the Application or redemption require-ments, please contact the sub-transfer agent at (800) 446-1012 between 9:00 a.m. and 5:00 p.m. (Eastern Time).

     PROSPECTUS                                     AUGUST 1, 1998

                                LOGO EXCELSIOR
                                  Funds, Inc.

                          Tax-Exempt Funds, Inc.

                                MONEY FUND

                           GOVERNMENT MONEY FUND

                            TREASURY MONEY FUND

                           TAX-EXEMPT MONEY FUND

                      NEW YORK TAX-EXEMPT MONEY FUND


                               TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
     PROSPECTUS SUMMARY....................................................   3
     EXPENSE SUMMARY.......................................................   4
     FINANCIAL HIGHLIGHTS..................................................   5
     INVESTMENT OBJECTIVES AND POLICIES....................................   9
     PORTFOLIO INSTRUMENTS AND OTHER INVESTMENT INFORMATION................  12
     INVESTMENT LIMITATIONS................................................  16
     PRICING OF SHARES.....................................................  17
     HOW TO PURCHASE AND REDEEM SHARES.....................................  18
     INVESTOR PROGRAMS.....................................................  23
     DIVIDENDS AND DISTRIBUTIONS...........................................  26
     TAXES.................................................................  26
     MANAGEMENT OF THE FUNDS...............................................  28
     DESCRIPTION OF CAPITAL STOCK..........................................  30
     CUSTODIAN AND TRANSFER AGENT..........................................  31
     YIELD INFORMATION.....................................................  31
     MISCELLANEOUS.........................................................  32
     INSTRUCTIONS FOR NEW ACCOUNT APPLICATION..............................  33

 NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESEN-TATIONS NOT CONTAINED IN THIS PROSPECTUS, OR IN THE FUNDS' STATEMENT OF ADDI-TIONAL INFORMATION INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OF-FERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REP-RESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE COMPANIES OR THEIR DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE COMPANIES OR BY THEIR DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

USTMMP898

                             EXCELSIOR FUNDS, INC.

                                   Money Fund
                             Government Money Fund
                              Treasury Money Fund

                        EXCELSIOR TAX-EXEMPT FUNDS, INC.

                             Tax-Exempt Money Fund



                      STATEMENT OF ADDITIONAL INFORMATION



                                 August 1, 1998



This Statement of Additional Information is not a prospectus but should be read in conjunction with the current prospectus for the Money Fund, Government Money Fund and Treasury Money Fund of Excelsior Funds, Inc. ("Excelsior Fund") and the Tax-Exempt Money Fund of Excelsior Tax-Exempt Funds, Inc. ("Excelsior Tax-Exempt Fund") dated August 1, 1998 (the "Prospectus"). Much of the information contained in this Statement of Additional Information expands upon the subjects discussed in the Prospectus. No investment in shares of the portfolios described herein ("Shares") should be made without reading the Prospectus. A copy of the Prospectus may be obtained by writing Excelsior Funds c/o Chase Global Funds Services Company, 73 Tremont Street, Boston, MA 02108-3913 or by calling (800) 446-1012.

                      TABLE OF CONTENTS

Page

INVESTMENT OBJECTIVES AND POLICIES......................    1

     Additional Information on Portfolio Instruments....    1
     Additional Investment Limitations..................    5

NET ASSET VALUE AND NET INCOME..........................    7

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION..........    8

INVESTOR PROGRAMS.......................................   10

     Systematic Withdrawal Plan.........................   10
     Exchange Privilege.................................   10
     Other Investor Programs............................   11

DESCRIPTION OF CAPITAL STOCK............................   11

MANAGEMENT OF THE FUNDS.................................   13

     Directors and Officers.............................   13
     Investment Advisory and Administration Agreements..   18
     Shareholder Organizations..........................   20
     Expenses...........................................   21
     Custodian and Transfer Agent.......................   21

PORTFOLIO TRANSACTIONS..................................   22

INDEPENDENT AUDITORS....................................   23

COUNSEL.................................................   23

ADDITIONAL INFORMATION CONCERNING TAXES.................   24

     Generally..........................................   24
     Tax-Exempt Money Fund..............................   24

YIELD INFORMATION.......................................   25

MISCELLANEOUS...........................................   27

FINANCIAL STATEMENTS....................................   27

APPENDIX A..............................................  A-1

                       INVESTMENT OBJECTIVES AND POLICIES
                       ----------------------------------


          This Statement of Additional Information contains additional information with respect to the Money Fund, Government Money Fund and Treasury Money Fund of Excelsior Fund (collectively, the "Taxable Funds") and the Tax-Exempt Money Fund of Excelsior Tax-Exempt Fund (the portfolios are referred to individually as a "Fund" and collectively as the "Funds"; Excelsior Fund and Excelsior Tax-Exempt Fund are referred to individually as a "Company" and collectively as the "Companies").

          The investment objectives and policies of the Funds are described in the Prospectus. The following information supplements the description of the investment objectives and policies as set forth in the Prospectus.

Additional Information on Portfolio Instruments
-----------------------------------------------

          Variable and Floating Rate Instruments
          --------------------------------------

          With respect to variable and floating rate instruments described in the Prospectus, United States Trust Company of New York ("U.S. Trust New York") and U.S. Trust Company of Connecticut ("U.S. Trust Connecticut" and, collectively with U.S. Trust New York, the "Investment Adviser" or "U.S. Trust") will consider the earning power, cash flows and other liquidity ratios of the issuers of such instruments and will continuously monitor their financial ability to meet payment on demand. In determining dollar-weighted average portfolio maturity and whether a variable or floating rate instrument has a remaining maturity of 13 months or less, the maturity of each instrument will be computed in accordance with guidelines established by the Securities and Exchange Commission (the "SEC").

          Repurchase Agreements
          ---------------------

          The repurchase price under the repurchase agreements described in the Prospectus generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement). Securities subject to repurchase agreements are held by the Funds' custodian (or sub-custodian) or in the Federal Reserve/Treasury Money book-entry system. Repurchase agreements are considered loans by a Fund under the Investment Company Act of 1940, as amended (the "1940 Act").

          Securities Lending
          ------------------

          When the Money Fund or Government Money Fund lends its portfolio securities, it continues to receive interest or dividends on the securities lent and may simultaneously earn interest on the investment of the cash loan collateral, which will be invested in readily marketable, high-quality, short-term obligations. Although voting rights, or rights to consent, attendant to securities lent pass to the borrower, such loans may be called at any time and will be called so that the securities may be voted by a Fund if a material event affecting the investment is to occur.

          When-Issued and Forward Transactions
          ------------------------------------

          When a Fund agrees to purchase securities on a "when-issued" or "forward commitment" basis, the custodian will set aside cash or liquid portfolio securities equal to the amount of the commitment in a separate account. Normally, the custodian will set aside portfolio securities to satisfy a purchase commitment and, in such case, the Fund may be required subsequently to place additional assets in the separate account in order to ensure that the value of the account remains equal to the amount of the Fund's commitment. It may be expected that a Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. Because a Fund will set aside cash or liquid assets to satisfy its purchase commitments in the manner described, the Fund's liquidity and ability to manage its portfolio might be affected in the event its forward commitments or commitments to purchase "when-issued" securities ever exceed 25% of the value of its assets.

          A Fund will purchase securities on a "when-issued" or "forward commitment" basis only with the intention of completing the transaction. If deemed advisable as a matter of investment strategy, however, a Fund may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. In these cases, the Fund may realize a taxable capital gain or loss.

          When a Fund engages in "when-issued" or "forward commitment" transactions, it relies on the other party to consummate the trade. Failure of such other party to do so may result in the Funds incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

          The market value of the securities underlying a "when-issued" purchase or a forward commitment to purchase securities and any subsequent fluctuations in their market value are taken into account when determining the market value of a Fund starting on the day the Fund agrees to purchase the securities. The Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date.

          Stand-By Commitments
          --------------------

          The Tax-Exempt Money Fund may acquire "stand-by commitments" with respect to Municipal Securities held by it. Under a "stand-by commitment," a dealer or bank agrees to purchase from the Tax-Exempt Money Fund, at the Fund's option, specified Municipal Securities at a specified price. The amount payable to the Fund upon its exercise of a "stand-by commitment" is normally (i) the Fund's acquisition cost of the Municipal Securities (excluding any accrued interest which the Fund paid on their acquisition), less any amortized market premium or plus any amortized market or original issue discount during the period the Fund owned the securities, plus (ii) all interest accrued on the securities since the last interest payment date during that period. "Stand-by commitments" are exercisable by the Tax-Exempt Money Fund at any time before the maturity of the underlying Municipal Securities, and may be sold, transferred or assigned by the Fund only with the underlying instruments.

          The Tax-Exempt Money Fund expects that "stand-by commitments" will generally be available without the payment of any direct or indirect consideration. However, if necessary or advisable, the Fund may pay for a "stand-by commitment" either separately in cash or by paying a higher price for securities which are acquired subject to the commitment (thus reducing the yield to maturity otherwise available for the same securities). Where the Tax-Exempt Money Fund has paid any consideration directly or indirectly for a "stand-by commitment," its cost will be reflected as unrealized depreciation for the period during which the commitment was held by the Fund.

          The Tax-Exempt Money Fund intends to enter into "stand-by commitments" only with banks and broker/dealers which, in the Investment Adviser's opinion, present minimal credit risks. In evaluating the creditworthiness of the issuer of a "stand-by commitment," the Investment Adviser will review periodically the issuer's assets, liabilities, contingent claims and other relevant financial information.

          Municipal Securities
          --------------------

          The Tax-Exempt Money Fund invests primarily in Municipal Securities as defined in the Prospectus. Municipal Securities include debt obligations issued by governmental entities to obtain funds for various public purposes, including the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses, and the extension of loans to public institutions and facilities. Private activity bonds that are issued by or on behalf of public authorities to finance various privately operated facilities are included within the term "Municipal Securities" only if the interest paid thereon is exempt from regular Federal income tax and not treated as a specific tax preference item under the Federal alternative minimum tax.

          The two principal classifications of Municipal Securities are "general obligations" and "revenue" issues, but the Tax-Exempt Money Fund's portfolio may also include "moral obligation" issues. There are, of course, variations in the quality of Municipal Securities, both within a particular classification and between classifications, and the yields on Municipal Securities depend upon a variety of factors, including general money market conditions, the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The ratings of nationally recognized statistical rating organizations ("NRSROs") such as Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Ratings Services ("S&P") described in the Prospectus and Appendix hereto represent their opinion as to the quality of Municipal Securities. It should be emphasized that these ratings are general and are not absolute standards of quality, and Municipal Securities with the same maturity, interest rate, and rating may have different yields while Municipal Securities of the same maturity and interest rate with different ratings may have the same yield. Subsequent to its purchase by the Fund, an issue of Municipal Securities may cease to be rated, or its rating may be reduced below the minimum rating required for purchase by the Fund. The Investment Adviser will consider such an event in determining whether the Tax-Exempt Money Fund should continue to hold the obligation.

          The payment of principal and interest on most securities purchased by the Tax-Exempt Money Fund will depend upon the ability of the issuers to meet their obligations. Each state, the District of Columbia, each of their political subdivisions, agencies, instrumentalities and authorities, and each multistate agency of which a state is a member, is a separate "issuer" as that term is used in this Statement of Additional Information and the Prospectus. An issuer's obligations under its Municipal Securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, which may be enacted by Federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its Municipal Securities may be materially adversely affected by litigation or other conditions.

          Private activity bonds are or have been issued to obtain funds to provide, among other things, privately operated housing facilities, pollution control facilities, convention or trade show facilities, mass transit, airport, port or parking facilities and certain local facilities for water supply, gas, electricity or sewage or solid waste disposal. Private activity bonds are also issued to privately held or publicly owned corporations in the financing of commercial or industrial facilities. State and local governments are authorized in most states to issue private activity bonds for such purposes in order to encourage corporations to locate within their communities. The principal and interest on these obligations may be payable from the general revenues of the users of such facilities.

          Among other instruments, the Tax-Exempt Money Fund may purchase short-term General Obligation Notes, Tax Anticipation Notes, Bond Anticipation Notes, Revenue Anticipation Notes, Tax-Exempt Commercial Paper, Construction Loan Notes and other forms of short-term loans. Such instruments are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements or other revenues. In addition, the Fund may invest in long-term tax-exempt instruments, such as municipal bonds and private activity bonds, to the extent consistent with the maturity restrictions applicable to it.



          Opinions relating to the validity of Municipal Securities and to the exemption of interest thereon from Federal income tax are rendered by bond counsel to the respective issuers at the time of issuance. Neither Excelsior Tax-Exempt Fund nor the Investment Adviser will review the proceedings relating to the issuance of Municipal Securities or the bases for such opinions.


          Miscellaneous
          -------------

          The Funds may not invest in oil, gas, or mineral leases.

Additional Investment Limitations
---------------------------------

          In addition to the investment limitations set forth in the Prospectus, the Funds are subject to the investment limitations enumerated below, which may be changed with respect to a particular Fund only by a vote of the holders of a majority of such Fund's outstanding Shares (as defined under "Miscellaneous" in the Prospectus).

          No Fund may:

          1. Purchase securities on margin, make short sales of securities, or maintain a short position;

          2. Act as an underwriter of securities within the meaning of the Securities Act of 1933, except insofar as the Taxable Funds might be deemed to be underwriters upon disposition of certain portfolio securities acquired within the limitation on purchases of restricted securities; and except to the extent that purchase by the Tax-Exempt Money Fund of Municipal Securities or other securities directly from the issuer thereof in accordance with the Fund's investment objective, policies and limitations may be deemed to be underwriting;

          3. Purchase or sell real estate, except that each Taxable Fund may purchase securities of issuers which deal in real estate and may purchase securities which are secured by interests in real estate; and except that the Tax-Exempt Money Fund may invest in Municipal Securities secured by real estate or interests therein;

          4. Purchase or sell commodities or commodity contracts, or invest in oil, gas, or other mineral exploration or development programs;

          5. Invest in or sell puts, calls, straddles, spreads, or any combination thereof; and

          6. Issue any senior securities, except insofar as any borrowing in accordance with a Fund's investment limitations might be considered to be the issuance of a senior security.

          In addition, the Money, Government Money and Treasury Money Funds may not:

          7. Make loans, except that (i) each Fund may purchase or hold debt securities in accordance with its investment objective and policies, and the Money Fund and the Government Money Fund may enter into repurchase agreements with respect to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and (ii) the Money Fund and the Government Money Fund may lend portfolio securities in an amount not exceeding 30% of their total assets;

          8. Invest in bank obligations having remaining maturities in excess of one year, except that securities subject to repurchase agreements may bear longer maturities;

          9. Invest in companies for the purpose of exercising management or control;

          10. Invest more than 5% of a Funds' total assets in securities issued by companies which, together with any predecessor, have been in continuous operation for fewer than three years;

          11. Purchase foreign securities; except the Money Fund may purchase certificates of deposit, bankers' acceptances, or other similar obligations issued by domestic branches of foreign banks and foreign branches of U.S. banks in an amount not to exceed 20% of its total net assets;

          12. Acquire any other investment company or investment company security, except in connection with a merger, consolidation, reorganization, or acquisition of assets or where otherwise permitted by the Investment Company Act of 1940;

          13. Invest in obligations of foreign branches of financial institutions or in domestic branches of foreign banks, if immediately after such purchase (i) more than 5% of the value of a Fund's total assets would be invested in obligations of any one foreign branch of the financial institution or domestic branch of a foreign bank; or (ii) more than 20% of its total assets would be invested in foreign branches of financial institutions or in domestic branches of foreign banks;

          14. Purchase any securities which would cause more than 25% of the value of a Fund's total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to securities issued or guaranteed by the U.S. Government or domestic bank obligations, and (b) neither all finance companies, as a group, nor all utility companies, as a group, are considered a single industry for purposes of this policy; and

          15. Knowingly invest more than 10% of the value of a Fund's total assets in illiquid securities, including repurchase agreements with remaining maturities in excess of seven days, restricted securities, and other securities for which market quotations are not readily available.

          In addition, the Tax-Exempt Money Fund may not:

          16. Make loans, except that the Fund may purchase or hold debt obligations in accordance with its investment objective, policies, and limitations;

          17. Invest in industrial revenue bonds where the payment of principal and interest are the responsibility of a company (including its predecessors) with less than three years of continuous operation;

          18. Knowingly invest more than 10% of the value of its total assets in securities which may be illiquid in light of legal or contractual restrictions on resale or the absence of readily available market quotations;

          19. Purchase any securities which would cause more than 25% of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that there is no limitation with respect to domestic bank obligations or securities issued or guaranteed by the United States; any state or territory; any possession of the U.S. Government; the District of Columbia; or any of their authorities, agencies, instrumentalities, or political subdivisions; and

          20. Purchase securities of other investment companies (except as part of a merger, consolidation or reorganization or purchase of assets approved by the Fund's shareholders), provided that the Fund may purchase shares of any registered, open-end investment company, if immediately after any such purchase, the Fund does not (a) own more than 3% of the outstanding voting stock of any one investment company, (b) invest more than 5% of the value of its total assets in the securities of any one investment company, or (c) invest more than 10% of the value of its total assets in the aggregate in securities of investment companies.

                            *          *          *

          If a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in value of a Fund's portfolio securities will not constitute a violation of such limitation.

          For the purpose of Investment Limitation No. 3, the prohibition of purchases of real estate includes acquisition of limited partnership interests in partnerships formed with a view toward investing in real estate, but does not prohibit purchases of shares in real estate investment trusts.

          Notwithstanding Investment Limitations Nos. 15 and 18 above, the Companies intend to limit the Funds' investments in illiquid securities to 10% of each Fund's net (rather than total) assets.

          Notwithstanding the proviso in Investment Limitation No. 19, to the extent that the Tax-Exempt Money Fund has invested more than 20% of the value of its assets in taxable securities on a temporary defensive basis, the industry diversification limitation in Investment Limitation No. 19 shall apply to taxable securities issued or guaranteed by any state, territory, or possession of the U.S. Government; the District of Columbia; or any of their authorities, agencies, instrumentalities, or political subdivisions.


                        NET ASSET VALUE AND NET INCOME
                        ------------------------------

          The Companies use the amortized cost method of valuation to value Shares in the Funds. Pursuant to this method, a security is valued at its cost initially, and thereafter a constant amortization to maturity of any discount or premium is assumed, regardless of the impact of fluctuating interest rates on the market value of the security. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund involved would receive if it sold the security. The market value of portfolio securities held by the Funds can be expected to vary inversely with changes in prevailing interest rates.

          The Funds invest only in high-quality instruments and maintain a dollar-weighted average portfolio maturity appropriate to their objective of maintaining a constant net asset value per Share. The Funds will not purchase any security deemed to have a remaining maturity of more than 13 months within the meaning of the 1940 Act or maintain a dollar-weighted average portfolio maturity which exceeds 90 days. The Companies' Boards of Directors have established procedures that are intended to stabilize the net asset value per Share of each Fund for purposes of sales and redemptions at $1.00. These procedures include the determination, at such intervals as the Boards deem appropriate, of the extent, if any, to which the net asset value per Share of a Fund calculated by using available market quotations deviates from $1.00 per Share. In the event such deviation exceeds one half of one percent, the Boards of Directors will promptly consider what action, if any, should be initiated.
If the Boards of Directors believe that the extent of any deviation from a Fund's $1.00 amortized cost price per Share may result in material dilution or other unfair results to new or existing investors, they will take appropriate steps to eliminate or reduce, to the extent reasonably practicable, any such dilution or unfair results. These steps may include selling portfolio instruments prior to maturity; shortening the average portfolio maturity; withholding or reducing dividends; redeeming Shares in kind; reducing the number of the Fund's outstanding Shares without monetary consideration; or utilizing a net asset value per Share determined by using available market quotations.

          Net income of each of the Funds for dividend purposes consists of (i) interest accrued and discount earned on a Fund's assets, less (ii) amortization of market premium on such assets, accrued expenses directly attributable to the Fund, and the general expenses or the expenses common to more than one portfolio of a Company (e.g., administrative, legal, accounting, and directors' fees) prorated to each portfolio of the Company on the basis of their relative net assets.

                ADDITIONAL PURCHASE AND REDEMPTION INFORMATION
                ----------------------------------------------

          Shares are continuously offered for sale by Edgewood Services, Inc. (the "Distributor"), a wholly-owned subsidiary of Federated Investors, Inc., and the Distributor has agreed to use appropriate efforts to solicit all purchase orders. As described in the Prospectus, Shares may be sold to customers ("Customers") of financial institutions ("Shareholder Organizations"). Shares are also offered for sale directly to institutional investors and to members of the general public. Different types of Customer accounts at the Shareholder Organizations may be used to purchase Shares, including eligible agency and trust accounts. In addition, Shareholder Organizations may automatically "sweep" a Customer's account not less frequently than weekly and invest amounts in excess of a minimum balance agreed to by the Shareholder Organization and its Customer in Shares selected by the Customer. Investors purchasing Shares may include officers, directors, or employees of the particular Shareholder Organization.

          The Companies have authorized certain brokers to accept on their behalf purchase, exchange and redemption orders. Such brokers are authorized to designate other intermediaries to accept purchase, exchange and redemption orders on behalf of the Companies. A Company will be deemed to have received a purchase, exchange or redemption order when such an authorized broker or designated intermediary accepts the order.

          Shares of the Funds are offered for sale at their net asset value per Share next computed after a purchase order is received in good order by the Companies' sub-transfer agent or after a purchase order is accepted by an authorized broker or designated intermediary. Similarly, an order for the exchange or redemption of Shares will receive the net asset value per Share next computed after the order is received in good order by the Companies' sub-transfer agent or after the order is accepted by an authorized broker or designated intermediary.

          As stated in the Prospectus, no sales charge is imposed by the Companies on purchases of Shares. In addition, no sales load is charged on the reinvestment of dividends or distributions or in connection with certain Share exchanges as described in the Prospectus under "Investor Programs - - Exchange Privilege."

          As described in the Prospectus, Direct Investors may redeem Shares by writing a check. Checks to redeem Shares are drawn on the Companies' accounts at The Chase Manhattan Bank ("Chase"). Direct Investors will be subject to the same rules and regulations that Chase applies to checking accounts and will have the same rights and duties with respect to stop-payment orders, "stale" checks, unauthorized signatures, collection of deposits, alterations and unauthorized endorsements as bank checking account customers do under the New York Uniform Commercial Code. When a check is presented to Chase for payment, Chase, as the shareholder's agent, will cause the Fund from which the redemption is requested to redeem sufficient Shares in the shareholder's account to cover the amount of the check.

          The Companies may suspend the right of redemption or postpone the date of payment for Shares for more than 7 days during any period when (a) trading on the New York Stock Exchange (the "Exchange") is restricted by applicable rules and regulations of the SEC; (b) the Exchange is closed for other than customary weekend and holiday closings; (c) the SEC has by order permitted such suspension; or (d) an emergency exists as determined by the SEC.

          In the event that Shares are redeemed in cash at their net asset value, a shareholder may receive in payment for such Shares an amount that is more or less than his original investment due to changes in the market prices of that Fund's portfolio securities.

          Each Company reserves the right to honor any request for redemption or repurchase of a Fund's Shares by making payment in whole or in part in securities chosen by the Company and valued in the same way as they would be valued for purposes of computing a Fund's net asset value. If payment is made in securities, a shareholder may incur transaction costs in converting these securities into cash. Such redemptions in kind will be governed by Rule 18f-1 under the 1940 Act so that a Fund is obligated to redeem its Shares solely in cash up to the lesser of $250,000 or 1% of its net asset value during any 90-day period for any one shareholder of a Fund.

          Under certain circumstances, each Company may, in its discretion, accept securities as payment for Shares. Securities acquired in this manner will be limited to securities issued in transactions involving a bona fide
                                                                 ---------
reorganization or statutory merger, or other transactions involving securities that meet the investment objective and policies of any Fund acquiring such securities.


                                 INVESTOR PROGRAMS
                                 -----------------

Systematic Withdrawal Plan
--------------------------

          An investor who owns Shares with a value of $10,000 or more may begin a Systematic Withdrawal Plan. The withdrawal can be on a monthly, quarterly, semiannual or annual basis. There are four options for such systematic withdrawals. The investor may request:

          (1)  A fixed-dollar withdrawal;

          (2)  A fixed-share withdrawal;

          (3) A fixed-percentage withdrawal (based on the current value of the account); or

          (4)  A declining-balance withdrawal.

          Prior to participating in a Systematic Withdrawal Plan, the investor must deposit any outstanding certificates for Shares with Chase Global Funds Services Company, the Funds' sub-transfer agent. Under this Plan, dividends and distributions are automatically reinvested in additional Shares of a Fund. Amounts paid to investors under this Plan should not be considered as income. Withdrawal payments represent proceeds from the sale of Shares, and there will be a reduction of the shareholder's equity in the Fund involved if the amount of the withdrawal payments exceeds the dividends and distributions paid on the Shares and the appreciation of the investor's investment in the Fund. This in turn may result in a complete depletion of the shareholder's investment. An investor may not participate in a program of systematic investing in a Fund while at the same time participating in the Systematic Withdrawal Plan with respect to an account in the same Fund. Customers of Shareholder Organizations may obtain information on the availability of, and the procedures and fees relating to, the Systematic Withdrawal Plan directly from their Shareholder Organizations.

Exchange Privilege
------------------

          Investors and Customers of Shareholder Organizations may exchange Shares having a value of at least $500 for shares of any other portfolio of the Companies or for Trust Shares of Excelsior Institutional Trust. Shares may be exchanged by wire, telephone or mail and must be made to accounts of identical registration. There is no exchange fee imposed by the Companies or Excelsior Institutional Trust. In order to prevent abuse of this privilege to the disadvantage of other shareholders, the Companies and Excelsior Institutional Trust reserve the right to limit the number of exchange requests of investors to no more than six per year. The Companies and Excelsior Institutional Trust may modify or terminate the exchange program at any time upon 60 days' written notice to shareholders, and may reject any exchange request. Customers of Shareholder Organizations may obtain information on the availability of, and the procedures and fees relating to, such program directly from their Shareholder Organizations.

          For Federal income tax purposes, exchanges are treated as sales on which the shareholder will realize a gain or loss, depending upon whether the value of the Shares to be given up in exchange is more or less than the basis in such Shares at the time of the exchange. Generally, a shareholder may include sales loads incurred upon the purchase of Shares in his or her tax basis for such Shares for the purpose of determining gain or loss on a redemption, transfer or exchange of such Shares. However, if the Shareholder effects an exchange of Shares for shares of another portfolio of the Companies within 90 days of the purchase and is able to reduce the sales load otherwise applicable to the new shares (by virtue of the Companies' exchange privilege), the amount equal to such reduction may not be included in the tax basis of the shareholder's exchanged Shares but may be included (subject to the limitation) in the tax basis of the new shares.

Other Investor Programs
-----------------------

          As described in the Prospectus, Shares of the Funds may be purchased in connection with the Automatic Investment Program. Shares of the Money, Government Money and Treasury Money Funds may also be purchased in connection with certain Retirement Programs. Customers of Shareholder Organizations may obtain information on the availability of, and the procedures and fees relating to, such programs directly from their Shareholder Organizations.


                         DESCRIPTION OF CAPITAL STOCK
                         ----------------------------

          Excelsior Fund's Charter authorizes its Board of Directors to issue up to 35 billion full and fractional shares of capital stock; and Excelsior Tax-Exempt Fund's Charter authorizes its Board of Directors to issue up to 14 billion full and fractional shares of capital stock. Both Charters authorize the respective Boards of Directors to classify or reclassify any unissued shares of the respective Companies into one or more additional classes or series by setting or changing in any one or more respects their respective preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications, and terms and conditions of redemption. The Prospectus describes the classes of shares into which the Companies' authorized capital is currently classified. Prior to December 28, 1995, Excelsior Fund and Excelsior Tax-Exempt Fund were known as "UST Master Funds, Inc." and "UST Master Tax-Exempt Funds, Inc.," respectively.

          Shares have no preemptive rights and only such conversion or exchange rights as the Boards of Directors may grant in their discretion. When issued for payment as described in the Prospectus, Shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of a Fund, shareholders of that Fund are entitled to receive the assets available for distribution belonging to that Fund and a proportionate distribution, based upon the relative asset values of the portfolios of the Company involved, of any general assets of that Company not belonging to any particular portfolio of that Company which are available for distribution. In the event of a liquidation or dissolution of either Company, shareholders of such Company will be entitled to the same distribution process.

          Shareholders of the Companies are entitled to one vote for each full share held, and fractional votes for fractional shares held, and will vote in the aggregate and not by class, except as otherwise required by the 1940 Act or other applicable law or when the matter to be voted upon affects only the interests of the shareholders of a particular class. Voting rights are not cumulative and, accordingly, the holders of more than 50% of a Company's aggregate outstanding shares may elect all of that Company's directors, regardless of the votes of other shareholders.

          Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as each Company shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each portfolio affected by the matter. A portfolio is affected by a matter unless it is clear that the interests of each portfolio in the matter are substantially identical or that the matter does not affect any interest of the portfolio. Under the Rule, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a portfolio only if approved by a majority of the outstanding shares of such portfolio. However, the Rule also provides that the ratification of the appointment of independent public accountants and the election of directors may be effectively acted upon by shareholders of each Company voting without regard to class.

          The Companies' Charters authorize the Boards of Directors, without shareholder approval (unless otherwise required by applicable law), to: (a) sell and convey the assets of a Fund to another management investment company for consideration which may include securities issued by the purchaser and, in connection therewith, to cause all outstanding Shares of the Fund involved to be redeemed at a price which is equal to their net asset value and which may be paid in cash or by distribution of the securities or other consideration received from the sale and conveyance; (b) sell and convert a Fund's assets into money and, in connection therewith, to cause all outstanding Shares to be redeemed at their net asset value; or (c) combine the assets belonging to a Fund with the assets belonging to another portfolio of the Company involved, if the Board of Directors reasonably determines that such combination will not have a material adverse effect on shareholders of any portfolio participating in such combination, and, in connection therewith, to cause all outstanding shares of any portfolio to be redeemed at their net asset value or converted into shares of another class of the Company's capital stock at net asset value. The exercise of such authority by the Boards of Directors will be subject to the provisions of the 1940 Act, and the Boards of Directors will not take any action described in this paragraph unless the proposed action has been disclosed in writing to the particular Fund's shareholders at least 30 days prior thereto.

          Notwithstanding any provision of Maryland law requiring a greater vote of a Company's Common Stock (or of the Shares of a Fund voting separately as a class) in connection with any corporate action, unless otherwise provided by law (for example, by Rule 18f-2, discussed above) or by the Company's Charter, each Company may take or authorize such action upon the favorable vote of the holders of more than 50% of its outstanding Common Stock voting without regard to class.


                            MANAGEMENT OF THE FUNDS
                            -----------------------

Directors and Officers
----------------------

          The directors and executive officers of the Companies, their addresses, ages, principal occupations during the past five years, and other affiliations are as follows:

                              Position                Principal Occupation
                              with                    During Past 5 Years and
Name and Address              the Companies           Other Affiliations
----------------              -------------           ------------------
Frederick S. Wonham/1/        Chairman of the         Retired; Director of
238 June Road                 Board, President        Excelsior Fund and Excelsior
Stamford, CT  06903           and Treasurer           Tax-Exempt Fund (since 1995);
Age: 67                                               Trustee of Excelsior Funds
                                                       and Excelsior Institutional Trust
                                                      (since 1995); Vice Chairman of U.S.
                                                      Trust Corporation and U.S. Trust New
                                                      York (from February 1990 until
                                                      September 1995); and Chairman, U.S.
                                                      Trust Connecticut (from March 1993 to
                                                      May 1997).

Donald L. Campbell            Director                Retired; Director of
333 East 69th Street                                  Excelsior Fund and Excelsior
Apt. 10-H                                             Tax-Exempt Fund (since 1984);
New York, NY 10021                                    Director of UST Master
Age: 72                                               Variable Series, Inc.
                                                      (from 1994 to June 1997); Trustee of
                                                      Excelsior Institutional Trust (since
                                                      1995); and Director, Royal Life
                                                      Insurance Co. of New York (since 1991).

Rodman L. Drake               Director                Director, Excelsior Fund
Continuation Investments                              and Excelsior Tax-Exempt
Group, Inc.                                           Fund (since 1996); Trustee,
1251 Avenue of the
Americas, 9th Floor           Excelsior Institutional
New York, NY  10020                                   Trust and Excelsior Funds
Age:  55                                              (since 1994); Director,
                                                      Parsons Brinkerhoff Energy Services
                                                      Inc. (since 1996); Director, Parsons
                                                      Brinkerhoff,


1. This director is considered to be an "interested person" of Excelsior Fund and Excelsior Tax-Exempt Fund as defined in the 1940 Act.

                              Position                Principal Occupation
                              with                    During Past 5 Years and
Name and Address              the Companies           Other Affiliations
----------------              -------------           ------------------
                                                      Inc. (engineering firm)
                                                      (since 1995); President, Continuation
                                                      Investments Group, Inc. (since 1997);
                                                      President, Mandrake Group (investment
                                                      and consulting firm) (1994-1997);
                                                      Director, Hyperion Total Return Fund,
                                                      Inc. and four other funds for which
                                                      Hyperion Capital Management, Inc.
                                                      serves as investment adviser (since
                                                      1991); Co-Chairman, KMR Power
                                                      Corporation (power plants) (from 1993
                                                      to 1996); Director, The Latin America
                                                      Smaller Companies Fund, Inc. (since
                                                      1993); Member of Advisory Board,
                                                      Argentina Private Equity Fund L.P.
                                                      (from 1992 to 1996) and Garantia L.P.
                                                      (Brazil) (from 1993 to 1996); and
                                                      Director, Mueller Industries, Inc.
                                                      (from 1992 to 1994).

Joseph H. Dugan               Director                Retired; Director of
913 Franklin Lake Road                                Excelsior Fund and Excelsior
Franklin Lakes, NJ  07417                             Tax-Exempt Fund (since 1984);
Age: 73                                               Director of UST Master
                                                      Variable Series, Inc.
                                                      (from 1994 to June 1997); and Trustee
                                                      of Excelsior Institutional Trust (since
                                                      1995).

Wolfe J. Frankl               Director                Retired; Director of
2320 Cumberland Road                                  Excelsior Fund and Excelsior
Charlottesville, VA  22901                            Tax-Exempt Fund (since 1986);
Age: 77                                               Director of UST Master
                                                      Variable Series, Inc. (from 1994 to
                                                      June 1997); Trustee of Excelsior
                                                      Institutional Trust (since 1995);
                                                      Director, Deutsche Bank Financial, Inc.
                                                      (since 1989); Director, The Harbus
                                                      Corporation (since 1951); and Trustee,
                                                      HSBC Funds Trust and HSBC Mutual Funds
                                                      Trust (since 1988).

W. Wallace McDowell, Jr.      Director                Director, Excelsior Fund
c/o Prospect Capital                                  and Excelsior Tax-Exempt
 Corp.                                                Fund (since 1996); Trustee,
43 Arch Street                                        Excelsior Institutional Trust
Greenwich, CT  06830                                  and Excelsior Funds
Age: 61                                               (since 1994); Private Investor
                                                      (since  1994); Managing Director,
                                                      Morgan Lewis Githens & Ahn (from 1991
                                                      to 1994); and Director, U.S. Homecare
                                                      Corporation (since 1992), Grossmans,
                                                      Inc. (from 1993 to 1996), Children's
                                                      Discovery Centers (since 1984), ITI
                                                      Technologies, Inc. (since 1992) and
                                                      Jack Morton Productions (since 1987).

Jonathan Piel                 Director                Director, Excelsior Fund and

                              Position                Principal Occupation
                              with                    During Past 5 Years and
Name and Address              the Companies           Other Affiliations
----------------              -------------           ------------------
558 E. 87th Street                                    Excelsior Tax-Exempt Fund
New York, NY  10128                                   (since 1996); Trustee, Excelsior
Age: 59                                               Institutional Trust and
                                                      Excelsior Funds (since 1994);
                                                      Vice President and Editor, Scientific
                                                      American, Inc. (from 1986 to 1994);
                                                      Director, Group for The South Fork,
                                                      Bridgehampton, New York (since 1993);
                                                      and Member, Advisory Committee, Knight
                                                      Journalism Fellowships, Massachusetts
                                                      Institute of Technology (since 1984).

Robert A. Robinson            Director                Director of Excelsior Fund
Church Pension Fund                                   and Excelsior Tax-Exempt Fund
800 Second Avenue                                     (since 1987); Director of UST
New York, NY  10017                                   Master Variable Series, Inc.
Age: 72                                               (from 1994 to June 1997); Trustee of
                                                      Excelsior Institutional Trust
                                                      (since 1995); President Emeritus, The
                                                      Church Pension Fund and its affiliated
                                                      companies (since 1966); Trustee, H.B.
                                                      and F.H. Bugher Foundation and Director
                                                      of its wholly owned subsidiaries --
                                                      Rosiclear Lead and Flourspar Mining Co.
                                                      and The Pigmy Corporation (since 1984);
                                                      Director, Morehouse Publishing Co.
                                                      (1974-1995); Trustee, HSBC Funds Trust
                                                      and HSBC Mutual Funds Trust (since
                                                      1982); and Director, Infinity Funds,
                                                      Inc. (since 1995).

Alfred C. Tannachion/1/       Director                Retired; Director of Excelsior Fund and
6549 Pine Meadows Drive                               Excelsior Tax-Exempt Fund (since 1985);
Spring Hill, FL  34606                                Chairman of the Board of Excelsior Fund
Age: 72                                               and Excelsior Tax-Exempt Fund (1991-
                                                      1997) and Excelsior Institutional Trust
                                                      (1996-1997); President and Treasurer of
                                                      Excelsior Fund and Excelsior Tax-Exempt
                                                      Fund (1994-1997) and Excelsior
                                                      Institutional Trust (1996-1997);
                                                      Chairman of the Board, President and
                                                      Treasurer of UST Master Variable Series,
                                                      Inc. (1994-1997); and Trustee of Excelsior
                                                      Institutional Trust (since 1995).


W. Bruce McConnel, III        Secretary               Partner of the law firm of Drinker

------------------
1. This director is considered to be an "interested person" of Excelsior Fund and Excelsior Tax-Exempt Fund as defined in the 1940 Act.

                              Position                Principal Occupation
                              with                    During Past 5 Years and
Name and Address              the Companies           Other Affiliations
----------------              -------------           ------------------
Philadelphia National                                 Biddle & Reath LLP.
 Bank Building
1345 Chestnut Street
Philadelphia, PA 19107
Age: 55

Michael P. Malloy             Assistant               Partner of the law firm of
Philadelphia National         Secretary               Drinker Biddle & Reath LLP.
 Bank Building
1345 Chestnut Street
Philadelphia, PA  19107
Age:  39

Edward Wang                   Assistant               Manager of Blue Sky Compliance,
Chase Global Funds            Secretary               Chase Global Funds Services
 Services Company                                     Company (November 1996 to present);
73 Tremont Street                                     and Officer and Manager of Financial
Boston, MA  02108-3913                                Reporting, Investors Bank & Trust
Age: 37                                               Company (January 1991 to
                                                      November 1996).


John M. Corcoran              Assistant               Vice President, Director of Fund
Chase Global Funds            Treasurer               Administration, Chase Global Funds
  Services Company                                    Services Company (since April 1998);
73 Tremont Street                                     Vice President, Senior Manager of Fund
Boston, MA  02108-3913                                Administration, Chase Global Funds
Age: 33                                               Services Company (from July 1996
                                                      to April 1998); Second Vice President,
                                                      Manager of Fund Administration, Chase
                                                      Global Funds Services Company (from
                                                      October 1993 to July 1996); and Audit
                                                      Manager, Ernst & Young LLP (from August
                                                      1987 to September 1993).

         Each director receives an annual fee of $9,000 with respect to each Company plus a per-Company meeting fee of $1,500 for each meeting attended and is reimbursed for expenses incurred in attending meetings. The Chairman of the Board is entitled to receive an additional $5,000 per annum with respect to each Company for services in such capacity. Drinker Biddle & Reath LLP, of which Messrs. McConnel and Malloy are partners, receives legal fees as counsel to the Companies. The employees of Chase Global Funds Services Company do not receive any compensation from the Companies for acting as officers of the Companies. No person who is currently an officer, director or employee of the Investment Adviser serves as an officer, director or employee of the Companies. As of July 8, 1998, the directors and officers of each Company as a group owned beneficially less than 1% of the outstanding shares of each fund of each Company, and less than 1% of the outstanding shares of all funds of each Company in the aggregate.

          The following chart provides certain information about the fees received by the Companies' directors in the most recently completed fiscal year.


                                                 Pension or
                                                 Retirement         Total
                                                  Benefits       Compensation
                                                 Accrued as   from the Companies
                                 Aggregate         Part of        and Fund
         Name of             Compensation from      Fund        Complex* Paid
     Person/Position           the Companies      Expenses       to Directors
     ---------------          ---------------    ----------     ---------------

Donald L. Campbell                 $33,000          None          $38,000 (3)**
Director

Rodman L. Drake                    $30,000          None          $39,500 (4)**
Director

Joseph H. Dugan                    $33,000          None          $38,000 (3)**
Director

Wolfe J. Frankl                    $31,500          None          $36,500 (3)**
Director

W. Wallace McDowell, Jr.           $28,500          None          $38,000 (4)**
Director

Jonathan Piel                      $33,000          None          $43,000 (4)**
Director

Robert A. Robinson                 $33,000          None          $38,000 (3)**
Director

Alfred C. Tannachion               $33,000          None          $38,000 (3)**
Director

Frederick S. Wonham                $43,000          None          $53,000 (4)**
Chairman of the Board,
President and Treasurer

---------------------------

* The "Fund Complex" consists of Excelsior Fund, Excelsior Tax-Exempt Fund, Excelsior Funds and Excelsior Institutional Trust.

** Number of investment companies in the Fund Complex for which director served as director or trustee.

Investment Advisory and Administration Agreements
-------------------------------------------------

          United States Trust Company of New York ("U.S. Trust New York") and U.S. Trust Company of Connecticut ("U.S. Trust Connecticut" and, collectively with U.S. Trust New York, "U.S. Trust" or the "Investment Adviser") serve as Investment Adviser to the Funds. In the Investment Advisory Agreements, U.S. Trust has agreed to provide the services described in the Prospectus. The Investment Adviser has also agreed to pay all expenses incurred by it in connection with its activities under the respective agreements other than the cost of securities, including brokerage commissions, if any, purchased for the Funds.

          Prior to May 16, 1997, U.S. Trust New York served as investment adviser to the Funds pursuant to advisory agreements substantially similar to the Investment Advisory Agreements currently in effect for the Funds.

          For the fiscal year ended March 31, 1998, Excelsior Fund paid U.S. Trust $1,036,066, $1,216,265 and $1,108,480 with respect to the Money,
Government Money and Treasury Money Funds, respectively. For the same period, Excelsior Tax-Exempt Fund paid U.S. Trust $2,325,765 with respect to the Tax-Exempt Money Fund. For the fiscal year ended March 31, 1998, U.S. Trust waived fees totaling $231,368, $168,737, $82,614 and $627,413 with respect to the
Money, Government Money, Treasury Money and Tax-Exempt Money Funds, respectively.

          For the fiscal year ended March 31, 1997, Excelsior Fund paid U.S. Trust New York $810,101, $1,136,936 and $828,277 with respect to the Money, Government Money and Treasury Money Funds, respectively. For the same period, Excelsior Tax-Exempt Fund paid U.S. Trust New York $1,891,333 with respect to the Tax-Exempt Money Fund. For the fiscal year ended March 31, 1997, U.S. Trust New York waived fees totaling $215,132, $183,979, $79,008 and $502,764 with respect to the Money, Government Money, Treasury Money and Tax-Exempt Money Funds, respectively.

          For the fiscal year ended March 31, 1996, Excelsior Fund paid U.S. Trust New York $1,291,496, $1,224,338 and $621,988 with respect to the Money, Government Money and Treasury Money Funds, respectively. For the same period, Excelsior Tax-Exempt Fund paid U.S. Trust New York $1,745,649 with respect to the Tax-Exempt Money Fund. For the fiscal year ended March 31, 1996, U.S. Trust New York waived fees totaling $227,463, $172,140, $46,887 and $353,419 with respect to the Money, Government Money, Treasury Money and Tax-Exempt Money Funds, respectively.

          The Investment Advisory Agreements provide that the Investment Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Funds in connection with the performance of such agreements, except that the Investment Adviser shall be jointly, but not severally, liable for a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for advisory services or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Investment Adviser in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder. In addition, the Investment Adviser has undertaken in the Investment Advisory Agreements to maintain its policy and practice of conducting its Asset Management Group independently of its Banking Group.

          Chase Global Funds Services Company ("CGFSC"), Federated Administrative Services, an affiliate of the Distributor, and U.S. Trust Connecticut (the "Administrators") serve as the Funds' administrators. Under the Administration Agreements, the Administrators have agreed to maintain office facilities for the Funds, furnish the Funds with statistical and research data, clerical, accounting and bookkeeping services, and certain other services required by the Funds, and to compute the net asset value, net income, "exempt-interest dividends," and realized capital gains or losses, if any, of the respective Funds. The Administrators prepare semiannual reports to the SEC, prepare Federal and state tax returns, prepare filings with state securities commissions, arrange for and bear the cost of processing Share purchase and redemption orders, maintain the Funds' financial accounts and records, and generally assist in the Funds' operations.

          Prior to May 16, 1997, CGFSC, Federated Administrative Services and U.S. Trust New York served as the Funds' administrators pursuant to administration agreements substantially similar to the Administration Agreements currently in effect for the Funds. Prior to August 1, 1995, administrative services were provided to the Funds by CGFSC and Concord Holding Corporation (collectively, the "former administrators") under administration agreements having substantially the same terms as the Administration Agreements currently in effect.

          For the fiscal year ended March 31, 1998, Excelsior Funds paid CGFSC, Federated Administrative Services and U.S. Trust $775,667, $847,526 and $607,458 in the aggregate with respect to the Money, Government Money and Treasury Money Funds, respectively. For the same period, Excelsior Tax-Exempt Fund paid CGFSC, Federated Administrative Services and U.S. Trust $1,807,345 in the aggregate with respect to the Tax-Exempt Money Fund. For the fiscal year ended March 31, 1998, CGFSC, Federated Administrative Services and U.S. Trust waived fees totaling $3 and $96 with respect to the Money and Government Money Funds, respectively.

          For the fiscal year ended March 31, 1997, Excelsior Fund paid CGFSC, Federated Administrative Services and U.S. Trust New York $630,623, $811,988 and $464,931 in the aggregate with respect to the Money, Government Money and Treasury Money Funds, respectively. For the same period, Excelsior Tax-Exempt Fund paid CGFSC, Federated Administrative Services and U.S. Trust New York $1,472,582 in the aggregate with respect to the Tax-Exempt Money Fund. For the fiscal year ended March 31, 1997, CGFSC, Federated Administrative Services and U.S. Trust New York waived fees totaling $8 and $256 with respect to the Money and Government Money Funds, respectively.

          For the period August 1, 1995 through March 31, 1996, Excelsior Fund paid CGFSC, Federated Administrative Services and U.S. Trust New York $487,151, $457,681, and $236,672 in the aggregate with respect to the Money, Government Money and Treasury Money Funds, respectively. For the same period, Excelsior Tax-Exempt Fund paid CGFSC, Federated Administrative Services and U.S. Trust New York $889,555 in the aggregate with respect to the Tax-Exempt Money Fund. For the period August 1, 1995 through March 31, 1996, CGFSC, Federated Administrative Services and U.S. Trust New York waived fees totaling $705 with respect to the Government Money Fund.

          For the period April 1, 1995 through July 31, 1995, Excelsior Fund paid the former administrators $450,305, $403,443 and $107,685 in the aggregate with respect to the Money Fund, Government Money Fund and Treasury Money Fund, respectively. For the same period, Excelsior Tax-Exempt Fund paid the former administrators $407,281 in the aggregate with respect to the Tax-Exempt Money Fund. For the period April 1, 1995 through July 31, 1995, the former administrators waived fees totaling $135 with respect to the Government Money Fund.

Shareholder Organizations
-------------------------

          As stated in the Prospectus, each Company has entered into agreements with Shareholder Organizations. Such agreements require the Shareholder Organizations to provide shareholder administrative services to their Customers who beneficially own Shares in consideration for a Fund's payment of not more than the annual rate of 0.40% of the average daily net assets of the Fund's Shares beneficially owned by Customers of the Shareholder Organization. Such services may include: (a) acting as recordholder of Shares; (b) assisting in processing purchase, exchange and redemption transactions; (c) providing periodic statements showing a Customer's account balances and confirmations of transactions by the Customer; (d) providing tax and dividend information to shareholders as appropriate; (e) transmitting proxy statements, annual reports, updated prospectuses and other communications from the Companies to Customers; and (f) providing or arranging for the provision of other related services.

          The Companies' agreements with Shareholder Organizations are governed by Administrative Services Plans (the "Plans") adopted by the Companies. Pursuant to the Plans, each Company's Board of Directors will review, at least quarterly, a written report of the amounts expended under the Company's agreements with Shareholder Organizations and the purposes for which the expenditures were made. In addition, the arrangements with Shareholder Organizations will be approved annually by a majority of each Company's directors, including a majority of the directors who are not "interested persons" of the Company as defined in the 1940 Act and have no direct or indirect financial interest in such arrangements (the "Disinterested Directors").

          Any material amendment to a Company's arrangements with Shareholder Organizations must be approved by a majority of the Company's Board of Directors (including a majority of the Disinterested Directors). So long as the Companies' arrangements with Shareholder Organizations are in effect, the selection and nomination of the members of the Companies' Boards of Directors who are not "interested persons" (as defined in the 1940 Act) of the Companies will be committed to the discretion of such Disinterested Directors.

          For the fiscal years ended March 31, 1998, 1997 and 1996, payments to Shareholder Organizations totaled $231,371, $215,140 and $227,463; $168,833,
$184,235 and $172,980; $82,614, $79,008 and $46,887; and $627,413, $502,764 and
$353,419 with respect to the Money, Government Money, Treasury Money and Tax-Exempt Money Funds, respectively. Of these respective amounts, $231,347, $215,090 and $227,463; $168,139, $182,579 and $168,064; $82,614, $79,008 and
$46,887; and $627,412, $502,764 and $353,419 were paid to affiliates of U.S.
Trust with respect to the Money, Government Money, Treasury Money and Tax-Exempt Money Funds, respectively.

Expenses
--------

          Except as otherwise noted, the Investment Adviser and the Administrators bear all expenses in connection with the performance of their services. The Funds bear the expenses incurred in their operations. Expenses of the Funds include taxes; interest; fees (including fees paid to the Companies' directors and officers who are not affiliated with the Distributor or the Administrators); SEC fees; state securities qualifications fees; costs of preparing and printing prospectuses for regulatory purposes and for distribution to shareholders; advisory, administration and administrative servicing fees; charges of the custodian, transfer agent, and dividend disbursing agent; certain insurance premiums; outside auditing and legal expenses; cost of independent pricing services; costs of shareholder reports and shareholder meetings; and any extraordinary expenses. The Funds also pay for brokerage fees and commissions in connection with the purchase of portfolio securities.

Custodian and Transfer Agent
----------------------------

          The Chase Manhattan Bank ("Chase") serves as custodian of the Funds' assets. Under the Custodian Agreements, Chase has agreed to: (i) maintain a separate account or accounts in the name of the Funds; (ii) make receipts and disbursements of money on behalf of the Funds; (iii) collect and receive all income and other payments and distributions on account of the Funds' portfolio securities; (iv) respond to correspondence from securities brokers and others relating to its duties; (v) maintain certain financial accounts and records; and
(vi) make periodic reports to each Company's Board of Directors concerning the Funds' operations. Chase may, at its own expense, open and maintain custody accounts with respect to the Funds with other banks or trust companies, provided that Chase shall remain liable for the performance of all its custodial duties under the Custodian Agreements, notwithstanding any delegation.

          U.S. Trust New York serves as the Funds' transfer agent and dividend disbursing agent. In such capacity, U.S. Trust New York has agreed to: (i) issue and redeem Shares; (ii) address and mail all communications by the Funds to their shareholders, including reports to shareholders, dividend and distribution notices, and proxy materials for its meetings of shareholders;
(iii) respond to correspondence by shareholders and others relating to its duties; (iv) maintain shareholder accounts; and (v) make periodic reports to each Company's Board of Directors concerning the Funds' operations. For its transfer agency, dividend disbursing, and subaccounting services, U.S. Trust New York is entitled to receive $15.00 per annum per account and subaccount. In addition, U.S. Trust New York is entitled to be reimbursed for its out-of-pocket expenses for the cost of forms, postage, processing purchase and redemption orders, handling of proxies, and other similar expenses in connection with the above services.

          U.S. Trust New York may, at its own expense, delegate its transfer agency obligations to another transfer agent registered or qualified under applicable law, provided that U.S. Trust New York shall remain liable for the performance of all of its transfer agency duties under the Transfer Agency Agreements, notwithstanding any delegation. Pursuant to this provision in the agreement, U.S. Trust New York has entered into a sub-transfer agency arrangement with CGFSC, an affiliate of Chase, with respect to accounts of shareholders who are not Customers of U.S. Trust New York. For the services provided by CGFSC, U.S. Trust New York has agreed to pay CGFSC $15.00 per annum per account or subaccount plus out-of-pocket expenses. CGFSC receives no fee directly from the Companies for any of its sub-transfer agency services. U.S. Trust New York may, from time to time, enter into sub-transfer agency arrangements with third party providers of transfer agency services.


                            PORTFOLIO TRANSACTIONS
                            ----------------------

          Subject to the general control of the Companies' Boards of Directors, the Investment Adviser is responsible for, makes decisions with respect to, and places orders for all purchases and sales of all portfolio securities of each of the Funds.

          The Funds do not intend to seek profits from short-term trading. Their annual portfolio turnover will be relatively high, but brokerage commissions are not normally paid on money market instruments, and portfolio turnover is not expected to have a material effect on the net income of the Funds.

          Securities purchased and sold by the Funds are generally traded in the over-the-counter market on a net basis (i.e., without commission) through dealers, or otherwise involve transactions directly with the issuer of an instrument. The cost of securities purchased from underwriters includes an underwriting commission or concession, and the prices at which securities are purchased from and sold to dealers include a dealer's mark-up or mark-down.
With respect to over-the-counter transactions, the Funds, where possible, will deal directly with the dealers who make a market in the securities involved, except in those circumstances where better prices and execution are available elsewhere.

          The Investment Advisory Agreements between the Companies and the Investment Adviser provide that, in executing portfolio transactions and selecting brokers or dealers, the Investment Adviser will seek to obtain the best net price and the most favorable execution. The Investment Adviser shall consider factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer and whether such broker or dealer is selling shares of the Companies, and the reasonableness of the commission, if any, for the specific transaction and on a continuing basis.

          In addition, the Investment Advisory Agreements authorize the Investment Adviser, to the extent permitted by law and subject to the review of the Companies' Boards of Directors from time to time with respect to the extent and continuation of the policy, to cause the Funds to pay a broker which furnishes brokerage and research services a higher commission than that which might be charged by another broker for effecting the same transaction, provided that the Investment Adviser determines in good faith that such commission is reasonable in relation to the value of the brokerage and research services provided by such broker, viewed in terms of either that particular transaction or the overall responsibilities of the Investment Adviser to the accounts as to which it exercises investment discretion. Such brokerage and research services might consist of reports and statistics on specific companies or industries, general summaries of groups of stocks and their comparative earnings, or broad overviews of the stock market and the economy.

          Supplementary research information so received is in addition to and not in lieu of services required to be performed by the Investment Adviser and does not reduce the investment advisory fees payable by the Funds. Such information may be useful to the Investment Adviser in serving the Funds and other clients and, conversely, supplemental information obtained by the placement of business of other clients may be useful to the Investment Adviser in carrying out its obligations to the Funds.

          Portfolio securities will not be purchased from or sold to the Investment Adviser, the Distributor, or any affiliated person of either of them (as such term is defined in the 1940 Act) acting as principal, except to the extent permitted by the SEC.

          Investment decisions for the Funds are made independently from those for other investment companies, common trust funds and other types of funds managed by the Investment Adviser. Such other investment companies and funds may also invest in the same securities as the Funds. When a purchase or sale of the same security is made at substantially the same time on behalf of the Funds and another investment company or common trust fund, the transaction will be averaged as to price, and available investments allocated as to amount, in a manner which the Investment Adviser believes to be equitable to the Funds and such other investment company or common trust fund. In some instances, this investment procedure may adversely affect the price paid or received by the Funds or the size of the position obtained by the Funds. To the extent permitted by law, the Investment Adviser may aggregate the securities to be sold or purchased for the Funds with those to be sold or purchased for other investment companies or common trust funds in order to obtain best execution.

          The Companies are required to identify any securities of their regular brokers or dealers (as defined in Rule 10b-1 under the 1940 Act) or their parents held by the Funds as of the close of the most recent fiscal year. As of March 31, 1998, none of the Funds held any securities of Excelsior Fund's or Excelsior Tax-Exempt Fund's regular brokers or dealers or their parents.


                             INDEPENDENT AUDITORS
                             --------------------

          Ernst & Young LLP, independent auditors, 200 Clarendon Street, Boston, MA 02116, serve as auditors of the Companies. The Funds' Financial Highlights included in the Prospectus and the financial statements for the period ended March 31, 1998 incorporated by reference in this Statement of Additional Information have been audited by Ernst & Young LLP for the periods included in their reports thereon which appear therein.


                                    COUNSEL
                                    -------

          Drinker Biddle & Reath LLP (of which Mr. McConnel, Secretary of the Companies, and Mr. Malloy, Assistant Secretary of the Companies, are partners), Philadelphia National Bank Building, 1345 Chestnut Street, Philadelphia, Pennsylvania 19107, is counsel to the Companies, and will pass upon the legality of the Shares offered by the Prospectus.


                   ADDITIONAL INFORMATION CONCERNING TAXES
                   ---------------------------------------

Generally
---------

          The following supplements the tax information contained in the Prospectus.

          Each of the Funds is treated as a separate corporate entity under the Internal Revenue Code of 1986, as amended (the "Code"), and intends to qualify as a regulated investment company. If, for any reason, a Fund does not qualify for a taxable year for the special Federal tax treatment afforded regulated investment companies, such Fund would be subject to Federal tax on all of its taxable income at regular corporate rates, without any deduction for distributions to shareholders. In such event, dividend distributions (whether or not derived from interest on Municipal Securities) would be taxable as ordinary income to shareholders to the extent of the Fund's current and accumulated earnings and profits and would be eligible for the dividends received deduction in the case of corporate shareholders.

          A 4% non-deductible excise tax is imposed on regulated investment companies that fail to currently distribute an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). The Funds intend to make sufficient distributions or deemed distributions of their ordinary taxable income and any capital gain net income prior to the end of each calendar year to avoid liability for this excise tax.

          Each Fund will be required in certain cases to withhold and remit to the U.S. Treasury 31% of taxable dividends paid to shareholders who have failed to provide a correct tax identification number in the manner required, who are subject to withholding by the Internal Revenue Service for failure properly to include on their return payments of taxable interest or dividends, or who have failed to certify to the Fund when required to do so either that they are not subject to backup withholding or that they are "exempt recipients."

Tax-Exempt Money Fund
---------------------

          The Tax-Exempt Money Fund is not intended to constitute a balanced investment program and is not designed for investors seeking capital appreciation or maximum tax-exempt income irrespective of fluctuations in principal. Shares of the Tax-Exempt Money Fund would not be suitable for tax-exempt institutions and may not be suitable for retirement plans qualified under
Section 401 of the Code, H.R. 10 plans and individual retirement accounts because such plans and accounts are generally tax-exempt and, therefore, not only would not gain any additional benefit from the Tax-Exempt Money Fund dividends being tax-exempt, but such dividends would be ultimately taxable to the beneficiaries when distributed to them. In addition, the Tax-Exempt Money Fund may not be an appropriate investment for entities which are "substantial users" of facilities financed by private activity bonds or "related persons" thereof. "Substantial user" is defined under the Treasury Regulations to include a non-exempt person who regularly uses a part of such facilities in his trade or business and whose gross revenues derived with respect to the facilities financed by the issuance of bonds are more than 5% of the total revenues derived by all users of such facilities, who occupies more than 5% of the usable area of such facilities or for whom such facilities or a part thereof were specifically constructed, reconstructed or acquired. "Related persons" include certain related natural persons, affiliated corporations, a partnership and its partners and an S Corporation and its shareholders.

          In order for the Tax-Exempt Money Fund to pay exempt-interest dividends for any taxable year, at least 50% of the aggregate value of the Fund's portfolio must consist of exempt-interest obligations at the close of each quarter of its taxable year. Within 60 days after the close of the taxable year, the Tax-Exempt Money Fund will notify its shareholders of the portion of the dividends paid by the Fund which constitutes an exempt-interest dividend with respect to such taxable year. However, the aggregate amount of dividends so designated by the Tax-Exempt Money Fund cannot exceed the excess of the amount of interest exempt from tax under Section 103 of the Code received by the Tax-Exempt Money Fund during the taxable year over any amounts disallowed as deductions under Sections 265 and 171(a)(2) of the Code. The percentage of total dividends paid by the Tax-Exempt Money Fund with respect to any taxable year which qualifies as exempt-interest dividends will be the same for all shareholders receiving dividends from the Tax-Exempt Money Fund for such year.

          Interest on indebtedness incurred by a shareholder to purchase or carry the Tax-Exempt Money Fund's Shares generally is not deductible for Federal income tax purposes.

          Excelsior Tax-Exempt Fund intends to distribute to shareholders of the Tax-Exempt Money Fund any investment company taxable income earned by the Tax-Exempt Money Fund for each taxable year. In general, the Tax-Exempt Money Fund's investment company taxable income will be its taxable income (including taxable interest and short-term capital gains) subject to certain adjustments and excluding the excess of any net long-term capital gain for the taxable year over the net short-term capital loss, if any, for such year. Such distributions will be taxable to the shareholders as ordinary income (whether paid in cash or additional Shares).


                            *          *          *

          The foregoing discussion is based on Federal tax laws and regulations which are in effect on the date of this Statement of Additional Information; such laws and regulations may be changed by legislative or administrative action. Shareholders are advised to consult their tax advisers concerning their specific situations and the application of state and local taxes.


                               YIELD INFORMATION
                               -----------------

          The standardized annualized seven-day yields for the Shares of the Funds are computed separately by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account in the Fund involved, having a balance of one Share at the beginning of the period, dividing the net change in account value by the value of the account at the beginning of the period to obtain the base period return, and multiplying the base period return by (365/7). The net change in the value of an account in each of the Funds includes the value of additional Shares purchased with dividends from the original Share and dividends declared on both the original Share and any such additional Shares, net of all fees that are charged to all shareholder accounts and to the particular series of Shares in proportion to the length of the base period, other than nonrecurring account or any sales charges. For any account fees that vary with the size of the account, the amount of fees charged is computed with respect to the Fund's mean (or median) account size. The capital changes to be excluded from the calculation of the net change in account value are realized gains and losses from the sale of securities and unrealized appreciation and depreciation. In addition, each Fund may use effective compound yield quotations for its Shares computed by adding 1 to the unannualized base period return (calculated as described above), raising the sums to a power equal to 365 divided by 7, and subtracting 1 from the results.

          From time to time, in advertisements, sales literature or in reports to shareholders, the yields of each Money Market Fund's Shares may be quoted and compared to those of other mutual funds with similar investment objectives and to stock or other relevant indices. For example, the yield of such a Fund's Shares may be compared to the Donoghue's Money Fund average, which is an average compiled by Donoghue's MONEY FUND REPORT of Holliston, MA 01746, a widely recognized independent publication that monitors the performance of money market funds, or to the data prepared by Lipper Analytical Services, Inc., a widely recognized independent service that monitors the performance of mutual funds. Advertisements, sales literature or reports to shareholders may from time to time also include a discussion and analysis of each Fund's performance, including without limitation, those factors, strategies and techniques that, together with market conditions and events, materially affected each Fund's performance.

          The current yields for the Funds' Shares may be obtained by calling
(800) 446-1012. For the seven-day period ended March 31, 1998, the annualized yields for Shares of the Money Fund, Government Money Fund, Treasury Money Fund and Tax-Exempt Money Fund were 5.08%, 5.07%, 4.79% and 3.09%, respectively, and the effective yields for Shares of such respective Funds were 5.21%, 5.19%, 4.90% and 3.14%.

          The "tax-equivalent" yield of the Tax-Exempt Money Fund is computed by: (a) dividing the portion of the yield (calculated as above) that is exempt from Federal income tax by one minus a stated Federal income tax rate and (b) adding that figure to that portion, if any of the yield that is not exempt from Federal income tax. Tax-equivalent yields assume the payment of Federal income taxes at a rate of 31%.

          Based on the foregoing calculation, the annualized tax-equivalent yield of the Tax-Exempt Money Fund for the seven-day period ended March 31, 1998 was 4.48%.

                                 MISCELLANEOUS
                                 -------------

          As used in the Prospectus, "assets belonging to a Fund" means the consideration received upon the issuance of Shares in the Fund, together with all income, earnings, profits, and proceeds derived from the investment thereof, including any proceeds from the sale of such investments, any funds or payments derived from any reinvestment of such proceeds, and a portion of any general assets of the Company involved not belonging to a particular portfolio of that Company. In determining the net asset value of a Fund's Shares, assets belonging to the Fund are charged with the direct liabilities in respect of that Fund and with a share of the general liabilities of the Company involved which are normally allocated in proportion to the relative asset values of the Company's portfolios at the time of allocation. Subject to the provisions of the Companies' Charters, determinations by the Boards of Directors as to the direct and allocable liabilities, and the allocable portion of any general assets with respect to a particular Fund, are conclusive.

          As of July 8, 1998, U.S. Trust and its affiliates held of record substantially all of the Companies' outstanding shares as agent or custodian for their customers, but did not own such shares beneficially because they did not have voting or investment discretion with respect to such shares.

          As of July 8, 1998, the name, address and percentage ownership of each person that beneficially owned 5% or more of the outstanding Shares of a Fund were as follows: Government Money Fund: Siemans Sinking Fund, c/o United States Trust Company of New York, 114 West 47th Street, New York, New York 10036, 12.11%; and TBS Shipping International LTD, c/o United States Trust Company of New York, 114 West 47th Street, New York, New York 10036, 6.24%; and Treasury Money Fund: AT&T Sinking Fund, c/o United States Trust Company of New York, 114 West 47th Street, New York, New York 10036, 8.07%.


                             FINANCIAL STATEMENTS
                             --------------------

          The audited financial statements and notes thereto in the Companies' Annual Reports to Shareholders for the fiscal year ended March 31, 1998 (the "1998 Annual Reports") for the Funds are incorporated in this Statement of Additional Information by reference. No other parts of the 1998 Annual Reports are incorporated by reference herein. The financial statements included in the 1998 Annual Reports for the Money, Government Money, Treasury Money and Tax-Exempt Money Funds have been audited by the Companies' independent auditors, Ernst & Young LLP, whose reports thereon also appear in the 1998 Annual Reports and are incorporated herein by reference. Such financial statements have been incorporated herein in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing. Additional copies of the 1998 Annual Reports may be obtained at no charge by telephoning CGFSC at the telephone number appearing on the front page of this Statement of Additional Information.

                                 APPENDIX A
                                 ----------

Commercial Paper Ratings
------------------------

          A Standard & Poor's ("S&P") commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. The following summarizes the rating categories used by Standard and Poor's for commercial paper:

          "A-1" - Obligations are rated in the highest category indicating that the obligor's capacity to meet its financial commitment is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

          "A-2" - Obligations are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations rated "A-1". However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

          "A-3" - Obligations exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

          "B" - Obligations are regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

          "C" - Obligations are currently vulnerable to nonpayment and are dependent on favorable business, financial, and economic conditions for the obligor to meet its financial obligation.

          "D" - Obligations are in payment default. The "D" rating category is used when payments on an obligation are not made on the date due, even if the applicable grace period has not expired, unless S&P believes such payments will be made during such grace period. The "D" rating will also be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.


          Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually debt obligations not having an original maturity in excess of one year, unless explicitly noted. The following summarizes the rating categories used by Moody's for commercial paper:

          "Prime-1" - Issuers (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.


      "Prime-2" - Issuers (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

          "Prime-3" - Issuers (or supporting institutions) have an acceptable ability for repayment of senior short-term debt obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

          "Not Prime" - Issuers do not fall within any of the Prime rating categories.


          The three rating categories of Duff & Phelps for investment grade commercial paper and short-term debt are "D-1," "D-2" and "D-3." Duff & Phelps employs three designations, "D-1+," "D-1" and "D-1-," within the highest rating category. The following summarizes the rating categories used by Duff & Phelps for commercial paper:

          "D-1+" - Debt possesses the highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

          "D-1" - Debt possesses very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

          "D-1-" - Debt possesses high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

          "D-2" - Debt possesses good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

          "D-3" - Debt possesses satisfactory liquidity and other protection factors qualify issues as investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

          "D-4" - Debt possesses speculative investment characteristics. Liquidity is not sufficient to insure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation.

          "D-5" - Issuer has failed to meet scheduled principal and/or interest payments.


          Fitch IBCA short-term ratings apply to debt obligations that have time horizons of less than 12 months for most obligations, or up to three years for U.S. public finance securities. The following summarizes the rating categories used by Fitch IBCA for short-term obligations:

          "F1" - Securities possess the highest credit quality. This designation indicates the strongest capacity for timely payment of financial commitments and may have an added "+" to denote any exceptionally strong credit feature.

          "F2" - Securities possess good credit quality. This designation indicates a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of securities rated "F1".

          "F3" - Securities possess fair credit quality. This designation indicates that the capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

          "B" - Securities possess speculative credit quality. this designation indicates minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.


      "C" - Securities possess high default risk. This designation indicates that the capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

          "D" - Securities are in actual or imminent payment default.


          Thomson BankWatch short-term ratings assess the likelihood of an untimely payment of principal and interest of debt instruments with original maturities of one year or less. The following summarizes the ratings used by Thomson BankWatch:

          "TBW-1" - This designation represents Thomson BankWatch's highest category and indicates a very high likelihood that principal and interest will be paid on a timely basis.

          "TBW-2" - This designation represents Thomson BankWatch's second-highest category and indicates that while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1."

          "TBW-3" - This designation represents Thomson BankWatch's lowest investment-grade category and indicates that while the obligation is more susceptible to adverse developments (both internal and external) than those with higher ratings, the capacity to service principal and interest in a timely fashion is considered adequate.

          "TBW-4" - This designation represents Thomson BankWatch's lowest rating category and indicates that the obligation is regarded as non-investment grade and therefore speculative.



Corporate and Municipal Long-Term Debt Ratings
----------------------------------------------

          The following summarizes the ratings used by Standard & Poor's for corporate and municipal debt:

          "AAA" - An obligation rated "AAA" has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

          "AA" - An obligation rated "AA" differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

          "A" - An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

          "BBB" - An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

          "BB," "B," "CCC," "CC" and "C" - Debt is regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

          "BB" - Debt is less vulnerable to non-payment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

          "B" - Debt is more vulnerable to non-payment than obligations rated "BB", but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

          "CCC" - Debt is currently vulnerable to non-payment, and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

          "CC" - An obligation rated "CC" is currently highly vulnerable to non-payment.

          "C" - The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

          "D" - An obligation rated "D" is in payment default. This rating is used when payments on an obligation are not made on the date due, even if the applicable grace period has not expired, unless S & P believes that such payments will be made during such grace period. "D" rating is also used upon the filing of a bankruptcy petition or the taking of similar action if payments on an obligation are jeopardized.

          PLUS (+) OR MINUS (-) - The ratings from "AA" through "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

          "r" - This rating is attached to highlight derivative, hybrid, and certain other obligations that S & P believes may experience high volatility or high variability in expected returns due to non-credit risks. Examples of such obligations are: securities whose principal or interest return is indexed to equities, commodities, or currencies; certain swaps and options; and interest-only and principal-only mortgage securities. The absence of an "r" symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

     The following summarizes the ratings used by Moody's for corporate and municipal long-term debt:

          "Aaa" - Bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

          "Aa" - Bonds are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

          "A" - Bonds possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

          "Baa" - Bonds are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

          "Ba," "B," "Caa," "Ca," and "C" - Bonds that possess one of these ratings provide questionable protection of interest and principal ("Ba" indicates speculative elements; "B" indicates a general lack of characteristics of desirable investment; "Caa" are of poor standing; "Ca" represents obligations which are speculative in a high degree; and "C" represents the lowest rated class of bonds). "Caa," "Ca" and "C" bonds may be in default.

          Con. (---) - Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operation experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.



          Note: Those bonds in the Aa, A, Baa, Ba and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols, Aa1, A1, Baa1, Ba1 and B1.

          The following summarizes the long-term debt ratings used by Duff & Phelps for corporate and municipal long-term debt:

          "AAA" - Debt is considered to be of the highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

          "AA" - Debt is considered of high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

          "A" - Debt possesses protection factors which are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

          "BBB" - Debt possesses below-average protection factors but such protection factors are still considered sufficient for prudent investment. Considerable variability in risk is present during economic cycles.

          "BB," "B," "CCC," "DD," and "DP" - Debt that possesses one of these ratings is considered to be below investment grade. Although below investment grade, debt rated "BB" is deemed likely to meet obligations when due. Debt rated "B" possesses the risk that obligations will not be met when due. Debt rated "CCC" is well below investment grade and has considerable uncertainty as to timely payment of principal, interest or preferred dividends. Debt rated "DD" is a defaulted debt obligation, and the rating "DP" represents preferred stock with dividend arrearages.

          To provide more detailed indications of credit quality, the "AA," "A," "BBB," "BB" and "B" ratings may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major categories.

          The following summarizes the ratings used by Fitch IBCA for corporate and municipal bonds:

          "AAA" - Bonds considered to be investment grade and of the highest credit quality. These ratings denote the lowest expectation of investment risk and are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is very unlikely to be adversely affected by foreseeable events.

          "AA" - Bonds considered to be investment grade and of very high credit quality. These ratings denote a very low expectation of investment risk and indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

          "A" - Bonds considered to be investment grade and of high credit quality. These ratings denote a low expectation of investment risk and indicate strong capacity for timely payment of financial commitments. This capacity may, nevertheless, be more vulnerable to adverse changes in circumstances or in economic conditions than bonds with higher ratings.

          "BBB" - Bonds considered to be investment grade and of good credit quality. These ratings denote that there is currently a low expectation of investment risk. The capacity for timely payment of financial commitments is adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this category.

          "BB" - Bonds considered to be speculative. These ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic changes over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

          "B" - Bonds are considered highly speculative. These ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

          "CCC", "CC", "C" - Bonds have high default risk. Capacity for meeting financial commitments is reliant upon sustained, favorable business or economic developments. "CC" ratings indicate that default of some kind appears probable, and "C" ratings signal imminent default.

          "DDD," "DD" and "D" - Bonds are in default. Securities are not meeting obligations and are extremely speculative. "DDD" designates the highest potential for recovery on these securities, and "D" represents the lowest potential for recovery.

          To provide more detailed indications of credit quality, the Fitch IBCA ratings from and including "AA" to "B" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major rating categories.

          Thomson BankWatch assesses the likelihood of an untimely repayment of principal or interest over the term to maturity of long term debt and preferred stock which are issued by United States commercial banks, thrifts and non-bank banks; non-United States banks; and broker-dealers. The following summarizes the rating categories used by Thomson BankWatch for long-term debt ratings:

          "AAA" - This designation represents the highest category assigned by Thomson BankWatch to long-term debt and indicates that the ability to repay principal and interest on a timely basis is extremely high.

          "AA" - This designation indicates a very strong ability to repay principal and interest on a timely basis with limited incremental risk compared to issues rated in the highest category.

          "A" - This designation indicates that the ability to repay principal and interest is strong. Issues rated "A" could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

          "BBB" - This designation represents Thomson BankWatch's lowest investment-grade category and indicates an acceptable capacity to repay principal and interest. Issues rated "BBB" are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

          "BB," "B," "CCC," and "CC," - These designations are assigned by Thomson BankWatch to non-investment grade long-term debt. Such issues are regarded as having speculative characteristics regarding the likelihood of timely payment of principal and interest. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation.

          "D" - This designation indicates that the long-term debt is in default.

          PLUS (+) OR MINUS (-) - The ratings from "AAA" through "CC" may include a plus or minus sign designation which indicates where within the respective category the issue is placed.


Municipal Note Ratings
----------------------

          A Standard and Poor's rating reflects the liquidity concerns and market access risks unique to notes due in three years or less. The following summarizes the ratings used by Standard & Poor's Ratings Group for municipal notes:

          "SP-1" - The issuers of these municipal notes exhibit a strong capacity to pay principal and interest. Those issues determined to possess very strong characteristics are given a plus (+) designation.

          "SP-2" - The issuers of these municipal notes exhibit satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

          "SP-3" - The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.


          Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade ("MIG") and variable rate demand obligations are designated Variable Moody's Investment Grade ("VMIG"). Such ratings recognize the differences between short-term credit risk and long-term risk. The following summarizes the ratings by Moody's Investors Service, Inc. for short-term notes:

          "MIG-1"/"VMIG-1" - This designation denotes best quality, enjoying strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

          "MIG-2"/"VMIG-2" - This designation denotes high quality, with margins of protection ample although not so large as in the preceding group.

          "MIG-3"/"VMIG-3" - This designation denotes favorable quality, with all security elements accounted for but lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

          "MIG-4"/"VMIG-4" - This designation denotes adequate quality, carrying specific risk but having protection commonly regarded as required of an investment security and not distinctly or predominantly speculative.

          "SG" - This designation denotes speculative quality and lack of margins of protection.


          Fitch IBCA and Duff & Phelps use the short-term ratings described under Commercial Paper Ratings for municipal notes.

                             CROSS-REFERENCE SHEET
                             ---------------------

                             EXCELSIOR FUNDS, INC.
                      (Short-Term Government Securities,
          Intermediate-Term Managed Income and Managed Income Funds)


Form N-1A, Part A, Item                       Prospectus Caption
-----------------------                       ------------------

1.    Cover Page...........................   Cover Page

2.    Synopsis.............................   Prospectus Summary; Expense
                                              Summary

3.    Condensed Financial Information......   Financial Highlights;
                                              Performance and Yield
                                              Information

4.    General Description of Registrant....   Prospectus Summary;
                                              Investment Objectives and
                                              Policies; Portfolio Instruments
                                              and Other Investment
                                              Information; Investment
                                              Limitations

5.    Management of the Fund...............   Management of the Funds;
                                              Custodian and Transfer Agent;
                                              Expenses

5A.   Management's Discussion of Fund
      Performance..........................   Not Applicable

6.    Capital Stock and
       Other Securities....................   How to Purchase and Redeem
                                              Shares; Dividends and
                                              Distributions; Taxes; Description
                                              of Capital Stock; Miscellaneous

7.    Purchase of Securities
       Being Offered.......................   Pricing of Shares; How to
                                              Purchase and Redeem Shares;
                                              Investor Programs

8.    Redemption or Repurchase.............   How to Purchase and Redeem
                                              Shares

9.    Pending Legal Proceedings............   Not Applicable

                                                       LOGO   EXCELSIOR
                                                              FUNDS INC.


Excelsior Fixed-Income Funds
-------------------------------------------------------------------------------

73 Tremont Street                 For initial purchase information, current
Boston, Massachusetts 02108-3913  prices, yield and performance information and existing account information, call (800)
                                  446-1012. (From overseas, call (617) 557-
                                  8280.)
-------------------------------------------------------------------------------

This Prospectus describes three separate portfolios offered to investors by Excelsior Funds, Inc. ("Excelsior Fund"), an open-end management investment company. Each portfolio (individually, a "Fund" and collectively, the "Funds") has its own investment objective and policies as follows:

  SHORT-TERM GOVERNMENT SECURITIES FUND'S investment objective is to seek a high level of current income consistent with stability of principal by invest-ing principally in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements collateralized by such obligations. As a result, the interest income on such investments gener-ally should be exempt from state and local personal income taxes in most states. The Fund will generally have a dollar-weighted average portfolio matu-rity of one to three years.

  INTERMEDIATE-TERM MANAGED INCOME FUND'S investment objective is to seek as high a level of current interest income consistent with relative stability of principal by investing principally in investment grade or better debt obliga-tions and money market instruments. The Fund will ordinarily have a dollar-weighted average portfolio maturity of three to ten years.

  MANAGED INCOME FUND'S investment objective is to seek higher current income consistent with what is believed to be prudent risk of capital. Subject to this investment objective, the Fund's investment adviser will consider the to-tal rate of return on portfolio securities in managing the Fund. Under normal market or economic conditions, the Fund will invest a majority of its assets in investment grade debt obligations and money market instruments.

  Each of the Funds is sponsored and distributed by Edgewood Services, Inc. and advised by United States Trust Company of New York and U.S. Trust Company of Connecticut (collectively, the "Investment Adviser" or "U.S. Trust").

  This Prospectus sets forth concisely the information about the Funds that a prospective investor should consider before investing. Investors should read this Prospectus and retain it for future reference. A Statement of Additional Information dated August 1, 1998 and containing additional information about the Funds has been filed with the Securities and Exchange Commission. The cur-rent Statement of Additional Information is available to investors without charge by writing to Excelsior Fund at its address shown above or by calling
(800) 446-1012. The Statement of Additional Information, as it may be supple-mented from time to time, is incorporated by reference in its entirety into this Prospectus. The Securities and Exchange Commission maintains a World Wide Web site (http://www.sec.gov) that contains the Statement of Additional Infor-mation and other information regarding Excelsior Fund.

SHARES IN THE FUNDS ("SHARES") ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARAN-TEED OR ENDORSED BY, U.S. TRUST, ITS PARENT AND AFFILIATES AND THE SHARES ARE NOT FEDERALLY INSURED BY, GUARANTEED BY, OBLIGATIONS OF OR OTHERWISE SUPPORTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY.

AN INVESTMENT IN THE FUNDS INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE AC-CURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                              August 1, 1998

                              PROSPECTUS SUMMARY

  EXCELSIOR FUNDS, INC. is an investment company offering various investment portfolios with differing objectives and policies. Founded in 1984, Excelsior Fund currently offers 18 Funds with combined assets of approximately $4 bil-lion. See "Description of Capital Stock."

  INVESTMENT ADVISER: United States Trust Company of New York and U.S. Trust Company of Connecticut (collectively, "U.S. Trust" or the "Investment Advis-er"), serve as the Funds' investment adviser. U.S. Trust offers a variety of specialized financial and fiduciary services to high-net worth individuals, institutions and corporations. Excelsior Fund offers investors access to U.S. Trust's services. See "Management of the Funds--Investment Adviser."

  INVESTMENT OBJECTIVES AND POLICIES: Generally, the Short-Term Government Se-curities Fund is a diversified investment portfolio which invests principally in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and the Intermediate-Term Managed Income and Managed Income Funds are diversified investment portfolios which invest principally in in-vestment grade or better debt obligations. The Funds' investment objectives and policies are summarized on the cover and explained in greater detail later in this Prospectus. See "Investment Objectives and Policies," "Portfolio In-struments and Other Investment Information" and "Investment Limitations."

  HOW TO INVEST: The Funds' Shares are offered at their net asset value. Ex-celsior Fund does not impose a sales load on purchases of Shares. See "How to Purchase and Redeem Shares."

  The minimum initial investment is $500 per Fund, and the minimum subsequent investment is $50 per Fund. The easiest way to invest is to complete the ac-count application which accompanies this Prospectus and to send it with a check to the address noted on the application. Investors may also invest by wire and through investment dealers or institutional investors with appropri-ate sales agreements with Excelsior Fund. See "How to Purchase and Redeem Shares."

  HOW TO REDEEM: Redemptions may be requested directly from Excelsior Fund by mail, wire or telephone. Investors investing through another institution should request redemptions through their Shareholder Organization. See "How to Purchase and Redeem Shares."

  INVESTMENT RISKS AND CHARACTERISTICS: Generally, each Fund is affected di-rectly by credit markets and fluctuations in interest rates. Although each Fund generally seeks to invest for the long term, each Fund may engage in short-term trading of portfolio securities. A high rate of portfolio turnover may involve correspondingly greater transaction costs which must be borne di-rectly by a Fund and ultimately by its shareholders. Investments in non-in-vestment grade obligations may subject the Intermediate-Term Managed Income and Managed Income Funds to increased risk of loss upon default. Such securi-ties are generally unsecured, are often subordinated debt and are often issued by entities with high levels of indebtedness and that are more sensitive to adverse economic conditions. Investments in the obligations of foreign issuers may subject the Intermediate-Term Managed Income and Managed Income Funds to additional investment risks, including fluctuations in foreign exchange rates, future political and economic developments and the possible imposition of ex-change controls or other foreign governmental laws or restrictions. See "In-vestment Policies Common to Intermediate-Term Managed Income and Managed In-come Funds--Risk Factors." Investment in the Funds should not be considered a complete investment program.

                                EXPENSE SUMMARY

                                            SHORT-TERM    INTERMEDIATE- MANAGED
                                            GOVERNMENT    TERM MANAGED  INCOME
                                          SECURITIES FUND  INCOME FUND   FUND
                                          --------------- ------------- -------
SHAREHOLDER TRANSACTION EXPENSES
Front-End Sales Load ....................      None           None       None
Sales Load on Reinvested Dividends.......      None           None       None
Deferred Sales Load......................      None           None       None
Redemption Fee...........................      None           None       None
Exchange Fees............................      None           None       None
ANNUAL FUND OPERATING EXPENSES
 (AS A PERCENTAGE OF AVERAGE NET ASSETS)
Advisory Fees (after fee waivers)/1/.....      .23%           .30%       .63%
12b-1 Fees...............................      None           None       None
Other Operating Expenses
  Administrative Servicing Fee/1/........      .06%           .05%       .03%
  Other Expenses.........................      .33%           .26%       .24%
                                               ----           ----       ----
Total Operating Expenses (after fee
 waivers)/1/.............................      .62%           .61%       .90%
                                               ====           ====       ====

--------

1. The Investment Adviser and administrators may from time to time voluntarily waive part of their respective fees, which waivers may be terminated at any time. Until further notice, the Investment Adviser and/or administrators intend to voluntarily waive fees in an amount equal to the Administrative Servicing Fee; and to further waive fees and reimburse expenses to the ex-tent necessary for the Short-Term Government Securities and Intermediate-Term Managed Income Funds to maintain annual expense ratios of not more than .62% and .72%, respectively. Without such fee waivers, "Advisory Fees" would be .30%, .35% and .75%, and "Total Operating Expenses" would be .69%, .66% and 1.02% for the Short-Term Government Securities, Intermediate-Term Managed Income and Managed Income Funds, respectively.

Example: You would pay the following expenses on a $1,000 investment, assuming
(1) 5% annual return and (2) redemption of your investment at the end of the following periods:

                                                 1 YEAR 3 YEARS 5 YEARS 10 YEARS
                                                 ------ ------- ------- --------
Short-Term Government Securities Fund...........  $ 6     $20     $35     $ 77
Intermediate-Term Managed Income Fund...........    6      20      34       76
Managed Income Fund.............................    9      29      50      111

  The foregoing expense summary and example are intended to assist the in-vestor in understanding the costs and expenses that an investor in Shares of the Funds will bear directly or indirectly. The expense summary sets forth ad-visory and other expenses payable with respect to Shares of the Funds for the fiscal year ended March 31, 1998. For more complete descriptions of the Funds' operating expenses, see "Management of the Funds" in this Prospectus and the financial statements and notes incorporated by reference in the Statement of Additional Information.

  THE FOREGOING EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR RATE OF RETURN. ACTUAL EXPENSES AND RATE OF RETURN MAY BE GREATER OR LOWER THAN THOSE SHOWN IN THE EXPENSE SUMMARY AND EXAMPLE.

                              FINANCIAL HIGHLIGHTS

  The following tables include selected data for a Share outstanding throughout each period and other performance information derived from the financial state-ments included in Excelsior Fund's Annual Report to Shareholders for the year ended March 31, 1998 (the "Financial Statements"). The information contained in the Financial Highlights for each period has been audited by Ernst & Young LLP, Excelsior Fund's independent auditors. The following tables should be read in conjunction with the Financial Statements and notes thereto. More information about the performance of each Fund is also contained in the Annual Report to Shareholders, which may be obtained from Excelsior Fund without charge by call-ing the number on the front cover of this Prospectus.

                     SHORT-TERM GOVERNMENT SECURITIES FUND

                                 YEAR ENDED MARCH 31,
                          --------------------------------------    PERIOD ENDED
                           1998    1997    1996    1995    1994   MARCH 31, 1993/1/
                          ------  ------  ------  ------  ------  -----------------
Net Asset Value,
 Beginning of Period....  $ 6.93  $ 6.98  $ 6.89  $ 6.93  $ 7.06       $ 7.00
                          ------  ------  ------  ------  ------       ------
Income From Investment
 Operations
 Net Investment Income..    0.37    0.38    0.40    0.33    0.24         0.06
 Net Gains or (Losses)
  on Securities (both
  realized and
  unrealized)...........    0.07   (0.06)   0.09   (0.04)  (0.09)        0.06
                          ------  ------  ------  ------  ------       ------
Total From Investment
 Operations.............    0.44    0.32    0.49    0.29    0.15         0.12
                          ------  ------  ------  ------  ------       ------
Less Distributions
 Dividends From Net
  Investment Income.....   (0.37)  (0.37)  (0.40)  (0.33)  (0.24)       (0.06)
 Dividends From Net
  Realized Gain on
  Investments...........    0.00    0.00    0.00    0.00   (0.02)        0.00
 Distributions in Excess
  of Net Realized Gain
  on Investments........    0.00    0.00    0.00    0.00   (0.02)        0.00
                          ------  ------  ------  ------  ------       ------
Total Distributions.....   (0.37)  (0.37)  (0.40)  (0.33)  (0.28)       (0.06)
                          ------  ------  ------  ------  ------       ------
Net Asset Value, End of
 Period.................  $ 7.00  $ 6.93  $ 6.98  $ 6.89  $ 6.93       $ 7.06
                          ======  ======  ======  ======  ======       ======
Total Return............   6.47%   4.77%   7.27%   4.30%   2.12%        1.70%
Ratios/Supplemental Data
 Net Assets, End of
  Period (in millions)..  $32.55  $30.80  $25.07  $25.22  $25.23       $13.37
 Ratio of Net Operating
  Expenses to Average
  Net Assets............   0.62%   0.61%   0.61%   0.61%   0.62%        0.62%/2/
 Ratio of Gross
  Operating Expenses to
  Average Net Assets/3/.   0.69%   0.70%   0.80%   0.67%   0.65%        0.82%/2/
 Ratio of Net Income to
  Average Net Assets....   5.28%   5.42%   5.72%   4.80%   3.42%        3.62%/2/
 Portfolio Turnover
  Rate..................   35.0%   82.0%   77.0%  198.0%  267.0%        93.0%/2/

--------
NOTES:
1. Inception date of the Fund was December 31, 1992.

2. Annualized.

3. Expense ratios before waiver of fees and reimbursement of expenses (if any) by investment adviser and administrators.

                     INTERMEDIATE-TERM MANAGED INCOME FUND

                                 YEAR ENDED MARCH 31,
                          --------------------------------------
                                                                    PERIOD ENDED
                           1998    1997    1996    1995    1994   MARCH 31, 1993/1/
                          ------  ------  ------  ------  ------  -----------------
Net Asset Value,
 Beginning of Period....  $ 6.87  $ 7.06  $ 6.75  $ 6.83  $ 7.19       $ 7.00
                          ------  ------  ------  ------  ------       ------
Income From Investment
 Operations
 Net Investment Income..    0.41    0.41    0.43    0.39    0.31         0.08
 Net Gains or (Losses)
  on Securities (both
  realized
  and unrealized).......    0.36   (0.19)   0.31   (0.07)  (0.27)        0.19
                          ------  ------  ------  ------  ------       ------
Total From Investment
 Operations.............    0.77    0.22    0.74    0.32    0.04         0.27
                          ------  ------  ------  ------  ------       ------
Less Distributions
 Dividends From Net
  Investment Income.....  (0.41)   (0.41)  (0.43)  (0.39)  (0.31)       (0.08)
 Dividends From Net
  Realized Gain on
  Investments...........    0.00    0.00    0.00    0.00    0.00         0.00
 Distributions in Excess
  of Net Realized Gain
  on Investments........    0.00    0.00    0.00   (0.01)  (0.09)        0.00
                          ------  ------  ------  ------  ------       ------
Total Distributions.....   (0.41)  (0.41)  (0.43)  (0.40)  (0.40)       (0.08)
                          ------  ------  ------  ------  ------       ------
Net Asset Value, End of
 Period.................  $ 7.23  $ 6.87  $ 7.06  $ 6.75  $ 6.83       $ 7.19
                          ======  ======  ======  ======  ======       ======
Total Return............  11.37%   3.25%  11.13%   4.95%   0.45%        3.86%
Ratios/Supplemental Data
 Net Assets, End of
  Period (in millions)..  $94.94  $78.44  $68.64  $47.93  $42.56       $19.48
 Ratio of Net Operating
  Expenses to Average
  Net Assets............   0.61%   0.63%   0.64%   0.66%   0.69%        0.72%/2/
 Ratio of Gross
  Operating Expenses to
  Average Net Assets/3/.   0.66%   0.68%   0.68%   0.68%   0.69%        0.98%/2/
 Ratio of Net Income to
  Average Net Assets....   5.68%   5.91%   6.06%   5.91%   4.31%        4.69%/2/
 Portfolio Turnover
  Rate..................   86.0%  129.0%  129.0%  682.0%  385.0%        66.0%/2/

--------
NOTES:
1.Inception date of the Fund was December 31, 1992.

2.Annualized.

3. Expense ratios before waiver of fees and reimbursement of expenses (if any) by investment adviser and administrators.

                              MANAGED INCOME FUND

                                                     YEAR ENDED MARCH 31,
                          -----------------------------------------------------------------------------------
                           1998     1997     1996    1995    1994     1993     1992    1991    1990    1989
                          -------  -------  ------  ------  -------  -------  ------  ------  ------  -------
Net Asset Value,
 Beginning of Year......  $  8.60  $  8.84  $ 8.39  $ 8.57  $  9.64  $  9.15  $ 9.12  $ 8.77  $ 8.51  $  8.61
                          -------  -------  ------  ------  -------  -------  ------  ------  ------  -------
Income From Investment
 Operations
 Net Investment Income..     0.49     0.51    0.55    0.51     0.47     0.58    0.65    0.67    0.69     0.66
 Net Gains or (Losses)
  on Securities (both
  realized and
  unrealized)...........     0.58    (0.24)   0.44   (0.18)   (0.26)    0.79    0.27    0.44    0.32    (0.06)
                          -------  -------  ------  ------  -------  -------  ------  ------  ------  -------
Total From Investment
 Operations.............     1.07     0.27    0.99    0.33     0.21     1.37    0.92    1.11    1.01     0.60
                          -------  -------  ------  ------  -------  -------  ------  ------  ------  -------
Less Distributions
 Dividends From Net
  Investment Income.....    (0.49)   (0.51)  (0.54)  (0.51)   (0.47)   (0.58)  (0.65)  (0.67)  (0.69)   (0.66)
 Dividends From Net
  Realized Gain on
  Investments...........    (0.01)    0.00    0.00    0.00    (0.31)   (0.30)  (0.24)  (0.09)  (0.06)   (0.04)
 Distributions in Excess
  of Net Realized Gain
  on Investments........     0.00     0.00    0.00    0.00    (0.50)    0.00    0.00    0.00    0.00     0.00
                          -------  -------  ------  ------  -------  -------  ------  ------  ------  -------
Total Distributions.....    (0.50)   (0.51)  (0.54)  (0.51)  (1.28)    (0.88)  (0.89)  (0.76)  (0.75)   (0.70)
                          -------  -------  ------  ------  -------  -------  ------  ------  ------  -------
Net Asset Value, End of
 Year...................  $  9.17  $  8.60  $ 8.84  $ 8.39  $  8.57  $  9.64  $ 9.15  $ 9.12  $ 8.77  $  8.51
                          =======  =======  ======  ======  =======  =======  ======  ======  ======  =======
Total Return............   12.79%    3.17%  11.86%   4.06%    1.73%   15.74%  10.36%  13.37%  12.03%    7.18%
Ratios/Supplemental Data
 Net Assets, End of
  Period (in millions)..  $196.10  $185.90  $88.90  $86.02  $110.90  $110.62  $96.32  $52.74  $38.75  $ 19.53
 Ratio of Net Operating
  Expenses to Average
  Net Assets............    0.90%    0.90%   0.96%   1.00%    0.90%    0.89%   1.05%   1.11%   1.13%    1.07%
 Ratio of Gross
  Operating Expenses to
  Average Net Assets/1/.    1.02%    1.04%   1.12%   1.12%    1.06%    1.04%   1.05%   1.11%   1.14%    1.24%
 Ratio of Net Income to
  Average Net Assets....    5.51%    5.90%   6.09%   6.09%    4.89%    6.19%   6.97%   7.57%   7.73%    7.69%
 Portfolio Turnover
  Rate..................   538.0%   238.0%  165.0%  492.0%   459.0%   455.0%  369.0%  342.0%  350.0%  1226.0%

--------
NOTES:

1. Expense ratios before waiver of fees and reimbursement of expenses (if any) by investment adviser and administrators.

                      INVESTMENT OBJECTIVES AND POLICIES

  The Investment Adviser will use its best efforts to achieve the investment objective of each Fund, although their achievement cannot be assured. The in-vestment objective of each Fund may not be changed without a vote of the hold-ers of a majority of the particular Fund's outstanding Shares (as defined un-der "Miscellaneous"). Except as noted below and in "Investment Limitations," the investment policies of each Fund may be changed without the vote of the holders of a majority of the outstanding Shares of such Fund.

SHORT-TERM GOVERNMENT SECURITIES FUND

  The Short-Term Government Securities Fund's investment objective is to seek a high level of current income consistent with stability of principal by in-vesting principally in obligations issued or guaranteed by the U.S. Govern-ment, its agencies or instrumentalities and repurchase agreements collateral-ized by such obligations. Under normal circumstances, at least 65% of the Fund's total assets will be invested in such securities. As a result, the in-terest income on such investments generally should be exempt from state and local personal income taxes in most states. In all states this tax exemption is passed through to the Fund's shareholders. The Fund will generally have a dollar-weighted average portfolio maturity of one to three years. Changes in interest rates will affect the value of the portfolio investments held by the Short-Term Government Securities Fund. As a result, investment in the Short-Term Government Securities Fund should not be considered a complete investment program. Additional information about the Fund's policies and portfolio in-struments is set forth below under "Portfolio Instruments and Other Investment Information."

INTERMEDIATE-TERM MANAGED INCOME FUND

  The Intermediate-Term Managed Income Fund's investment objective is to seek as high a level of current interest income as is consistent with relative sta-bility of principal. The Fund will have a dollar-weighted average portfolio maturity of three to ten years.

MANAGED INCOME FUND

  The Managed Income Fund's investment objective is to seek high current in-come consistent with what is believed to be prudent risk of capital. Subject to this investment objective, the Investment Adviser will consider the market value appreciation of portfolio securities in managing the Fund. The Managed Income Fund's dollar-weighted average portfolio maturity will vary from time to time in light of current market and economic conditions, the comparative yields on instruments with different maturities and other factors.

INVESTMENT POLICIES COMMON TO INTERMEDIATE-TERM MANAGED INCOME AND MANAGED INCOME FUNDS

  The Intermediate-Term Managed Income and Managed Income Funds may invest in the following types of securities: corporate debt obligations such as bonds, debentures, obligations convertible into common stocks and money market in-struments; preferred stocks; and obligations issued or guaranteed by the U.S. Government and its agencies or instrumentalities. The Intermediate-Term Man-aged Income and Managed Income Funds are also permitted to enter into repur-chase agreements. The Intermediate-Term Managed Income and Managed Income Funds may, from time to time, invest in debt obligations exempt from Federal income tax issued by or on behalf of states, territories and possessions of the United States, the District of Columbia and their authorities, agencies, instrumentalities and political subdivisions ("Municipal Bonds"). The purchase of Municipal Bonds may be advantageous when, as a result of prevailing econom-ic, regulatory or other circumstances, the performance of such securities, on a pre-tax basis, is comparable to that of corporate or U.S. Government debt obligations.

  Under normal market conditions, at least 75% of the Intermediate-Term Man-aged Income and Managed Income Fund's total assets will be invested in invest-ment-grade debt obligations rated within the three highest ratings of Standard & Poor's Ratings Services ("S&P") or Moody's Investor Service, Inc. ("Moody's") (or in unrated obligations considered to be of comparable credit quality by the Investment Adviser) and in U.S. Government obligations and money market instruments of the types listed below under "Money Market Instru-ments." When, in the opinion of the Investment Adviser, a defensive investment posture is warranted, the Funds may invest temporarily and without limitation in high quality, short-term money market instruments.

  Unrated securities will be considered of investment grade if deemed by the Investment Adviser to be comparable in quality to instruments so rated, or if other outstanding obligations of the issuers of such securities are rated "Baa/BBB" or better. It should be noted that obligations rated in the lowest of the top four ratings ("Baa" by Moody's or "BBB" by S&P) are considered to have some speculative characteristics and are more sensitive to economic change than higher rated bonds.

  The Intermediate-Term Managed Income and Managed Income Funds may invest up to 25% of their respective total assets in: preferred stocks; dollar-denomi-nated debt obligations of foreign issuers, including foreign corporations and foreign governments; and dollar-denominated debt obligations of U.S. companies issued outside the United States (see additional limitation on investments in obligations of foreign branches of U.S. banks and U.S. branches of foreign banks under "Money Market Instruments" below). The Intermediate-Term Managed Income and Managed Income Funds may also enter into foreign currency exchange transactions for hedging purposes. The Intermediate-Term Managed Income and Managed Income Funds may invest up to 10% and 25% of their respective total assets in obligations rated below the four highest ratings of S&P or Moody's (commonly called "junk bonds") with no minimum rating required. The Intermedi-ate-Term Managed Income and Managed Income Funds will not invest in common stocks, and any common stocks received through conversion of convertible debt obligations will be sold in an orderly manner as soon as possible. Changes in interest rates will affect the value of the portfolio investments held by the Intermediate-Term Managed Income and Managed Income Funds.

RISK FACTORS

  Investments in the obligations of foreign issuers may subject the Intermedi-ate-Term Managed Income and Managed Income Funds to additional investment risks including fluctuations in foreign exchange rates, future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws or restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, con-fiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries. There may be less publicly available information about a foreign company than about a U.S. com-pany, and foreign companies may not be subject to accounting, auditing and fi-nancial reporting standards and requirements comparable to or as uniform as those of U.S.-based companies. Foreign securities markets, while growing in volume, have, for the most part, substantially less volume than U.S. markets, and securities of many foreign companies are less liquid and their prices more volatile than securities of comparable U.S.-based companies. Transaction costs on foreign securities markets are generally higher than in the United States. There is generally less government supervision and regulation of foreign ex-changes, brokers and issuers than there is in the United States. The Interme-diate-Term Managed Income and Managed Income Funds might have greater diffi-culty taking appropriate legal action in a foreign court. Interest payable on a Fund's foreign portfolio securities may be subject to foreign withholding taxes. To the extent such taxes are not offset by credits or deductions al-lowed to investors under the Federal income tax provisions, they may reduce the net return to the shareholders.

  The Intermediate-Term Managed Income and Managed Income Funds' investments in obligations rated below the four highest ratings of S&P and Moody's have different risks than investments in securi-ties that are rated "investment grade." Risk of loss upon default by the bor-rower is significantly greater because lower-rated securities are generally unsecured and are often subordinated to other creditors of the issuer, and be-cause the issuers frequently have high levels of indebtedness and are more sensitive to adverse economic conditions, such as recessions, individual cor-porate developments and increasing interest rates than are investment grade issuers. As a result, the market price of such securities, and the net asset value of the Funds' Shares, may be particularly volatile.

  Additional risks associated with lower-rated fixed-income securities are (a) the relative youth and growth of the market for such securities, (b) the rela-tively low trading market liquidity for the securities, (c) the impact that legislation may have on the high-yield bond market (and, in turn, on the Funds' net asset value and investment practices), (d) the operation of manda-tory sinking fund or call/redemption provisions during periods of declining interest rates whereby the Funds may be required to reinvest premature redemp-tion proceeds in lower yielding portfolio securities, and (e) the creditwor-thiness of the issuers of such securities. During an economic downturn or sub-stantial period of rising interest rates, highly-leveraged issuers may experi-ence financial stress which would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals and to obtain additional financing. An economic downturn could also dis-rupt the market for lower-rated bonds generally and adversely affect the value of outstanding bonds and the ability of the issuers to repay principal and in-terest. If the issuer of a lower-rated security held by the Intermediate-Term Managed Income or Managed Income Funds defaulted, the Fund could incur addi-tional expenses to seek recovery. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may also decrease the values and liquidity of lower-rated securities held by the Fund, especially in a thinly traded market. Finally, the Funds' trading in fixed-income securities to achieve capital appreciation entails risks that capital losses rather than gains will result. As a result, investment in the Intermediate-Term Managed Income and Managed Income Funds should not be considered a complete investment program.

  Debt obligations rated "BB," "B" or "CCC" by S&P are regarded, on balance, as predominately speculative with respect to capacity to pay interest and re-pay principal in accordance with the terms of the obligation. "BB" represents the lowest degree of speculation and "CCC" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major risk exposures to ad-verse conditions. The rating "CC" is typically applied to a debt obligation that is highly vulnerable to non-payment. The rating "C" is typically used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued. Debt obligations rated "D" are in default, and pay-ments of interest and/or repayment of principal is in arrears. The ratings from "AA" through "CCC" are sometimes modified by the addition of a plus or minus sign to show relative standing within the major rating categories. Moody's has a similar classification scheme for non-investment grade debt ob-ligations. Debt obligations rated "Ba," "B," "Caa," "Ca" and "C" provide ques-tionable protection of interest and principal. The rating "Ba" indicates that a debt obligation has some speculative characteristics. The rating "B" indi-cates a general lack of characteristics of desirable investment. Debt obliga-tions rated "Caa" are of poor quality, while debt obligations rated "Ca" are considered highly speculative. "C" represents the lowest rated class of debt obligations. Moody's applies numerical modifiers 1, 2 and 3 in each generic classification from "Aa" to "B" in its bond rating system. The modifier "1" indicates that a security ranks in the higher end of its rating category; the modifier "2" reflects a mid-range ranking; and the modifier "3" indicates that the security ranks at the lower end of its generic rating category.

  Year 2000. Like other investment companies, financial and business organiza-tions and individuals around the world, the Funds could be affected adversely if the computer systems used by the Investment Adviser and the Funds' other service providers do not properly process and calculate date-related informa-tion and data from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." The Investment Adviser and the Funds' other service prov-iders have informed Excelsior Fund that they are taking steps to address the Year 2000 Problem with respect to the computer systems that they use. At this time, however, there can be no assurance that these steps will be suffi-cient to avoid any adverse impact on the Funds as a result of the Year 2000 Problem.

            PORTFOLIO INSTRUMENTS AND OTHER INVESTMENT INFORMATION

MONEY MARKET INSTRUMENTS

  Money market instruments that may be purchased by the Intermediate-Term Man-aged Income and Managed Income Funds in accordance with their investment ob-jectives and policies stated above include, among other things, bank obliga-tions, commercial paper and corporate bonds with remaining maturities of 13 months or less.

  Bank obligations include bankers' acceptances, negotiable certificates of deposit, and non-negotiable time deposits earning a specified return and is-sued by a U.S. bank which is a member of the Federal Reserve System or insured by the Bank Insurance Fund of the Federal Deposit Insurance Corporation, or by a savings and loan association or savings bank which is insured by the Savings Association Insurance Fund of the Federal Deposit Insurance Corporation. Bank obligations acquired by a Fund may also include U.S. dollar-denominated obli-gations of foreign branches of U.S. banks and obligations of domestic branches of foreign banks. Investments in bank obligations of foreign branches of do-mestic financial institutions or of domestic branches of foreign banks are limited so that no more than 5% of the value of the Managed Income Fund's to-tal assets will be invested in obligations of any one foreign or domestic branch and no more than 20% of the Fund's total assets at the time of purchase will be invested in the aggregate in such obligations. Investments in time de-posits are limited to no more than 5% of the value of a Fund's total assets at time of purchase.

  Investments by the Funds in commercial paper will consist of issues that are rated "A-2" or better by S&P or "Prime-2" or better by Moody's. In addition, each Fund may acquire unrated commercial paper that is determined by the In-vestment Adviser at the time of purchase to be of comparable quality to rated instruments that may be acquired by the particular Fund.

  Commercial paper may include variable and floating rate instruments. While there may be no active secondary market with respect to a particular instru-ment purchased by a Fund, a Fund may, from time to time as specified in the instrument, demand payment of the principal of the instrument or may resell the instrument to a third party. The absence of an active secondary market, however, could make it difficult for the Fund to dispose of the instrument if the issuer defaulted on its payment obligation or during periods that the Fund is not entitled to exercise its demand rights, and the Fund could, for this or other reasons, suffer a loss with respect to such instrument.

GOVERNMENT OBLIGATIONS

  Government obligations acquired by the Funds include obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities. Such investments may include obligations issued by the Farm Credit System Financial Assistance Corporation, the Federal Financing Bank, the General Services Ad-ministration, Federal Home Loan Banks and the Tennessee Valley Authority. Ob-ligations of certain agencies and instrumentalities of the U.S. Government are supported by the full faith and credit of the U.S. Treasury; others are sup-ported by the right of the issuer to borrow from the Treasury; others are sup-ported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others are supported only by the credit of the in-strumentality. No assurance can be given that the U.S. Government would pro-vide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law. Obligations of such instrumentalities will be purchased only when the Investment Adviser believes that the credit risk with respect to the instrumentality is minimal. The Statement of Additional Infor-mation contains further information on the various types of U.S. Government obligations.

  Securities issued or guaranteed by the U.S. Government have historically in-volved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period a shareholder owns Shares of a Fund.

REPURCHASE AGREEMENTS

  As stated above, each Fund may agree to purchase portfolio securities sub-ject to the seller's agreement to repurchase them at a mutually agreed upon date and price ("repurchase agreements"). Each Fund will enter into repurchase agreements only with financial institutions such as banks or broker/dealers which are deemed to be creditworthy by the Investment Adviser under guidelines approved by Excelsior Fund's Board of Directors. No Fund will enter into re-purchase agreements with the Investment Adviser or its affiliates. Repurchase agreements with remaining maturities in excess of seven days will be consid-ered illiquid securities subject to the 10% limit described below under "Il-liquid Securities."

  The seller under a repurchase agreement will be required to maintain the value of the obligations subject to the agreement at not less than the repur-chase price. Default or bankruptcy of the seller would, however, expose a Fund to possible delay in connection with the disposition of the underlying securi-ties or loss to the extent that proceeds from a sale of the underlying securi-ties were less than the repurchase price under the agreement. Income on the repurchase agreements will be taxable.

INVESTMENT COMPANY SECURITIES

  The Funds may also invest in securities issued by other investment companies which invest in high-quality, short-term securities and which determine their net asset value per share based on the amortized cost or penny-rounding meth-od. In addition to the advisory fees and other expenses a Fund bears directly in connection with its own operations, as a shareholder of another investment company, a Fund would bear its pro rata portion of the other investment company's advisory fees and other expenses. As such, the Fund's shareholders would indirectly bear the expenses of the Fund and the other investment compa-ny, some or all of which would be duplicative. Such securities will be ac-quired by the Funds within the limits prescribed by the Investment Company Act of 1940, as amended (the "1940 Act"), which include, subject to certain excep-tions, a prohibition against a Fund investing more than 10% of the value of its total assets in such securities.

WHEN-ISSUED AND FORWARD TRANSACTIONS AND STAND-BY COMMITMENTS

  Each of the Funds may purchase eligible securities on a "when-issued" basis and may purchase or sell securities on a "forward commitment" basis. These transactions involve a commitment by a Fund to purchase or sell particular se-curities with payment and delivery taking place in the future, beyond the nor-mal settlement date, at a stated price and yield. Securities purchased on a "forward commitment" or "when-issued" basis are recorded as an asset and are subject to changes in value based upon changes in the general level of inter-est rates. It is expected that forward commitments and "when-issued" purchases will not exceed 25% of the value of a Fund's total assets absent unusual mar-ket conditions, and that the length of such commitments will not exceed 45 days. The Funds do not intend to engage in "when-issued" purchases and forward commitments for speculative purposes, but only in furtherance of their invest-ment objectives.

  In addition, the Intermediate-Term Managed Income and Managed Income Funds may acquire "stand-by commitments" with respect to Municipal Bonds held by them. Under a "stand-by commitment," a dealer agrees to purchase at a Fund's option specified Municipal Bonds at a specified price. The Intermediate-Term Managed Income and Managed Income Funds will acquire "stand-by commitments" solely to facilitate portfolio liquidity and do not intend to exercise their rights thereunder for trading purposes. "Stand-by commitments" acquired by a Fund would be valued at zero in determining the Fund's net asset value.

TYPES OF MUNICIPAL BONDS

  The two principal classifications of Municipal Bonds which may be held by the Intermediate-Term Managed Income and Managed Income Funds are "general ob-ligation" securities and "revenue" securities. General obligation securities are secured by the issuer's pledge of its full faith, credit, and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as user fees of the facility being financed. Private ac-tivity bonds held by the Funds are in most cases revenue securities and are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity revenue bonds is usually directly related to the credit standing of the corporate user of the facility involved.

  The Intermediate-Term Managed Income and Managed Income Funds' portfolios may also include "moral obligation" securities, which are usually issued by public authorities. If the issuer of moral obligation securities is unable to meet its debt service obligations from current revenues, it may draw on a re-serve fund, the restoration of which is a moral commitment, but not a legal obligation of the state or municipality which created the issuer. There is no limitation on the amount of moral obligation securities that may be held by the Intermediate-Term Managed Income and Managed Income Funds. The Investment Adviser will consider investments in Municipal Bonds for the Intermediate-Term Managed Income and Managed Income Funds when the Investment Adviser believes that the total return on such securities is attractive relative to that of taxable securities.

FUTURES CONTRACTS

  The Funds may enter into interest rate futures contracts as a hedge against changes in market conditions. An interest rate futures contract represents a firm commitment by which two parties agree to take or make delivery of fixed-income securities on the last trading date of the contract.

  The Funds will not engage in transactions in futures contracts for specula-tion, but only as a hedge against changes in market values of securities which they hold or intend to purchase where the transactions are intended to reduce risks inherent in the management of the Funds. Each Fund may engage in futures contracts only to the extent permitted by the Commodity Futures Trading Com-mission ("CFTC") and the Securities and Exchange Commission ("SEC"). As of the date of this Prospectus, each Fund intends to limit its hedging transactions in futures contracts so that, immediately after any such transaction, the ag-gregate initial margin that is required to be posted by the Fund under the rules of the exchange on which the futures contract is traded does not exceed 5% of the Fund's total assets, after taking into account any unrealized prof-its and unrealized losses on the Fund's open contracts.

  When investing in futures contracts, the Funds must satisfy certain asset segregation requirements to ensure that the use of futures is unleveraged. When a Fund takes a long position in a futures contract, it must maintain a segregated account containing liquid assets equal to the purchase price of the contract, less any margin or deposit. When a Fund takes a short position in a futures contract, the Fund must maintain a segregated account containing liq-uid assets in an amount equal to the market value of the securities underlying such contract (less any margin or deposit), which amount must be at least equal to the market price at which the short position was established. Asset segregation requirements are not applicable when a Fund "covers" a futures po-sition generally by entering into an offsetting position.

  Transactions by a Fund in futures contracts may subject the Fund to a number of risks. Successful use of futures by a Fund is subject to the ability of the Investment Adviser to anticipate correctly movements in the direction of the market. There may be an imperfect correlation, or no correlation at all, be-tween movements in the price of the futures contracts and movements in the price of the instruments being hedged. In addition, investments in futures may subject a Fund to losses due to unanticipated market movements which are po-tentially unlimited. Further, there is no assurance that a liquid market will exist for any particular futures contract at any particular time. Conse-quently, a Fund may realize a loss on a futures transaction that is not offset by a favorable movement in the price of securities which it holds or intends to purchase or may be unable to close a futures position in the event of ad-verse price movements.

SECURITIES LENDING

  To increase return on its portfolio securities, each Fund may lend its port-folio securities to broker/dealers pursuant to agreements requiring the loans to be continuously secured by collateral equal at all times in value to at least the market value of the securities loaned. Collateral for such loans may include cash, securities of the U.S. Government, its agencies or instrumental-ities, or an irrevocable letter of credit issued by a bank which meets the in-vestment standards of a Fund, or any combination thereof. Such loans will not be made if, as a result, the aggregate of all outstanding loans of a Fund ex-ceeds 30% of the value of its total assets. There may be risks of delay in re-ceiving additional collateral or in recovering the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially. However, loans are made only to borrowers deemed by the Invest-ment Adviser to be of good standing and when, in the Investment Adviser's judgment, the income to be earned from the loan justifies the attendant risks.

BORROWING AND REVERSE REPURCHASE AGREEMENTS

  Each Fund may borrow funds, in an amount up to 10% of the value of its total assets, for temporary or emergency purposes, such as meeting larger than an-ticipated redemption requests, and not for leverage. Each Fund may also agree to sell portfolio securities to financial institutions such as banks and bro-ker-dealers and to repurchase them at a mutually agreed date and price (a "re-verse repurchase agreement"). The SEC views reverse repurchase agreements as a form of borrowing. At the time a Fund enters into a reverse repurchase agree-ment, it will place in a segregated custodial account liquid assets having a value equal to the repurchase price, including accrued interest. Reverse re-purchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the repurchase price of those securities.

ILLIQUID SECURITIES

  No Fund will knowingly invest more than 10% of the value of its net assets in securities that are illiquid. A security will be considered illiquid if it may not be disposed of within seven days at approximately the value at which the particular Fund has valued the security. Each Fund may purchase securities which are not registered under the Securities Act of 1933, as amended (the "Act"), but which can be sold to "qualified institutional buyers" in accor-dance with Rule 144A under the Act. Any such security will not be considered illiquid so long as it is determined by the Investment Adviser, acting under guidelines approved and monitored by the Board, that an adequate trading mar-ket exists for that security. This investment practice could have the effect of increasing the level of illiquidity in a Fund during any period that quali-fied institutional buyers are no longer interested in purchasing these re-stricted securities.

PORTFOLIO TURNOVER

  Although each Fund generally seeks to invest for the long term, each Fund may sell a portfolio investment immediately after its acquisition if the In-vestment Adviser believes that such a disposition is consistent with a Fund's investment objective. Portfolio investments may be sold for a variety of rea-sons, such as a more favorable investment opportunity or other circumstances bearing on the desirability of continuing to hold the investments. A high rate of portfolio turnover may involve correspondingly greater transaction costs, which must be borne directly by a Fund and ultimately by its shareholders. Portfolio turnover will not be a limiting factor in making portfolio deci-sions. High portfolio turnover may result in the realization of substantial net capital gains. To the extent that net short-term capital gains are realized, any distributions resulting from such gains are considered ordinary income for Federal income tax purposes. (See "Financial Highlights" and "Taxes--Federal.")

                             INVESTMENT LIMITATIONS

  The investment limitations enumerated below are matters of fundamental policy and may not be changed without the vote of the holders of a majority of a Fund's outstanding Shares (as defined under "Miscellaneous").

  A Fund may not:

    1. Purchase securities of any one issuer, other than U.S. Government ob-ligations, if immediately after such purchase more than 5% of the value of its total assets would be invested in the securities of such issuer, except that up to 25% of the value of its total assets may be invested without re-gard to this 5% limitation;

    2. Borrow money except from banks for temporary purposes, and then in amounts not in excess of 10% of the value of its total assets at the time of such borrowing; or mortgage, pledge, or hypothecate any assets except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed and 10% of the value of its total as-sets at the time of such borrowing, provided that each Fund may enter into futures contracts and futures options. (This borrowing provision is in-cluded solely to facilitate the orderly sale of portfolio securities to ac-commodate abnormally heavy redemption requests and is not for leverage pur-poses.) A Fund will not purchase portfolio securities while borrowings in excess of 5% of its total assets are outstanding;

    3. Purchase any securities which would cause more than 25% of the value of its total assets at the time of purchase to be invested in the securi-ties of one or more issuers conducting their principal business activities in the same industry, provided that (a) with respect to the Managed Income Fund, there is no limitation with respect to securities issued or guaran-teed by the U.S. Government or domestic bank obligations, (b) with respect to the Short-Term Government Securities and Intermediate-Term Managed In-come Funds, there is no limitation with respect to securities issued or guaranteed by the U.S. Government and (c) neither all finance companies, as a group, nor all utility companies, as a group, are considered a single in-dustry for purposes of this policy; and

    4. Make loans, except that (i) the Fund may purchase or hold debt securi-ties in accordance with its investment objective and policies, and may en-ter into repurchase agreements with respect to obligations issued or guar-anteed by the U.S. Government, its agencies or instrumentalities, and (ii) each Fund may lend portfolio securities in an amount not exceeding 30% of its total assets.

  In addition, the Managed Income Fund may not:

    5. Knowingly invest more than 10% of the value of its total assets in il-liquid securities, including repurchase agreements with remaining maturi-ties in excess of seven days, restricted securities, and other securities for which market quotations are not readily available; and

    6. Invest in obligations of foreign branches of financial institutions or in domestic branches of foreign banks if immediately after such purchase
  (i) more than 5% of the value of its total assets would be invested in ob-ligations of any one foreign branch of the financial institution or domes-tic branch of a foreign bank; or (ii) more than 20% of its total assets would be invested in foreign branches of financial institutions or in do-mestic branches of foreign banks.

                                     * * *

  In addition to the investment limitations described above, as a matter of fundamental policy for each Fund, which may not be changed without the vote of the holders of a majority of the Fund's outstanding shares, a Fund may not in-vest in the securities of any single issuer if, as a result, the Fund holds more than 10% of the outstanding voting securities of such issuer.

  In Investment Limitation No. 1 above: (a) a security is considered to be is-sued by the governmental entity or entities whose assets and revenues back the security, or, with respect to a private activity bond that is backed only by the assets and revenues of a non-governmental user, such non-governmental us-er; (b) in certain circumstances, the guarantor of a guaranteed security may also be considered to be an issuer in connection with such guarantee; and (c) securities issued or guaranteed by the United States Government, its agencies or instrumentalities (including securities backed by the full faith and credit of the United States) are deemed to be U.S. Government obligations.

  The Short-Term Government Securities and Intermediate-Term Managed Income Funds may not knowingly invest more than 10% of the value of their respective net assets in illiquid securities, including repurchase agreements with re-maining maturities in excess of seven days, restricted securities and other securities for which market quotations are not readily available. This invest-ment policy may be changed by Excelsior Fund's Board of Directors without shareholder approval.

  The Managed Income Fund will not invest more than 25% of the value of its total assets in domestic bank obligations.

  With respect to all investment policies, if a percentage limitation is sat-isfied at the time of investment, a later increase or decrease in such per-centage resulting from a change in the value of a Fund's portfolio securities will not constitute a violation of such limitation.

                               PRICING OF SHARES

  The net asset value of each Fund's Shares is determined and priced for pur-chases and redemptions at the close of regular trading hours on the New York Stock Exchange (the "Exchange"), currently 4:00 p.m. (Eastern Time). Net asset value and pricing for each Fund's Shares are determined on each day the Ex-change and the Investment Adviser are open for trading ("Business Day"). Cur-rently, the holidays which Excelsior Fund observes are New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas. Net asset value per Share for purposes of pricing sales and redemptions is calculated by dividing the value of all securities and other assets allocable to a Fund, less the liabilities charged to the Fund, by the number of its out-standing Shares.

  Assets in the Funds which are traded on a recognized stock exchange are val-ued at the last sale price on the securities exchange on which such securities are primarily traded or at the last sale price on the national securities mar-ket. Securities traded on only over-the-counter markets are valued on the ba-sis of closing over-the-counter bid prices. Securities for which there were no transactions are valued at the average of the most recent bid and asked pric-es. A futures contract is valued at the last sales price quoted on the princi-pal exchange or board of trade on which such contract is traded, or in the ab-sence of a sale, the mean between the last bid and asked prices. Restricted securities and securities or other assets for which market quotations are not readily available are valued at fair value pursuant to guidelines adopted by the Board of Directors. Absent unusual circumstances, portfolio securities ma-turing in 60 days or less are normally valued at amortized cost. The net asset value of Shares in the Funds will fluctuate as the market value of their port-folio securities changes in response to changing market rates of interest and other factors.

  Portfolio securities held by the Intermediate-Term Managed Income and Man-aged Income Funds which are primarily traded on foreign securities exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, except that when an event subsequent to the time when value was so established is likely to have changed such value, then the fair value of those securities will be determined by consideration of other factors under the direction of the Board of Directors. A security which is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Investments in foreign debt securities having a maturity of 60 days or less are valued based upon the amortized cost method. All other foreign securities are valued at the last current bid quotation if market quotations are available, or at fair value as determined in accordance with guidelines adopted by the Board of Di-rectors. For valuation purposes, quotations of foreign securities in foreign currency are converted to U.S. dollars equivalent at the prevailing market rate on the day of conversion. Some of the securities acquired by the Funds may be traded on foreign exchanges or over-the-counter markets on days which are not Business Days. In such cases, the net asset value of the Shares may be significantly affected on days when investors can neither purchase nor redeem a Fund's Shares.

  The Funds' administrators have undertaken to price the securities in the Funds' portfolios and may use one or more pricing services to value certain portfolio securities in the Funds where the prices provided are believed to reflect the fair market value of such securities. The methods used by the pricing services and the valuations so established will be reviewed by the ad-ministrators under the general supervision of the Board of Directors.

                       HOW TO PURCHASE AND REDEEM SHARES

DISTRIBUTOR

  Shares in each Fund are continuously offered for sale by Excelsior Fund's sponsor and distributor, Edgewood Services, Inc. (the "Distributor"), a whol-ly-owned subsidiary of Federated Investors, Inc. The Distributor is a regis-tered broker/dealer. Its principal business address is 5800 Corporate Drive, Pittsburgh, PA 15237-5829.

  At various times the Distributor may implement programs under which a deal-er's sales force may be eligible to win nominal awards for certain sales ef-forts or under which the Distributor will make payments to any dealer that sponsors sales contests or recognition programs conforming to criteria estab-lished by the Distributor, or that participates in sales programs sponsored by the Distributor. The Distributor in its discretion may also from time to time, pursuant to objective criteria established by the Distributor, pay fees to qualifying dealers for certain services or activities which are primarily in-tended to result in sales of Shares of the Funds. If any such program is made available to any dealer, it will be made available to all dealers on the same terms and conditions. Payments made under such programs will be made by the Distributor out of its own assets and not out of the assets of the Funds.

  In addition, the Distributor may offer to pay a fee from its own assets to financial institutions for the continuing investment of customers' assets in the Funds or for providing substantial marketing, sales and operational sup-port. The support may include initiating customer accounts, participating in sales, educational and training seminars, providing sales literature, and en-gineering computer software programs that emphasize the attributes of the Funds. Such payments will be predicated upon the amount of Shares the finan-cial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution.

PURCHASE OF SHARES

  Shares in each Fund are sold at their net asset value per Share next com-puted after a purchase order is received in good order by the sub-transfer agent or another entity on behalf of Excelsior Fund.

The Distributor has established several procedures for purchasing Shares in order to accommodate different types of investors.

  Shares may be purchased directly by individuals ("Direct Investors") or by institutions ("Institutional Investors" and, collectively with Direct Invest-ors, "Investors"). Shares may also be purchased by customers ("Customers") of the Investment Adviser, its affiliates and correspondent banks, and other in-stitutions ("Shareholder Organizations") that have entered into agreements with Excelsior Fund. A Shareholder Organization may elect to hold of record Shares for its Customers and to record beneficial ownership of Shares on the account statements provided by it to its Customers. If it does so, it is the Shareholder Organization's responsibility to transmit to the Distributor all purchase orders for its Customers and to transmit, on a timely basis, payment for such orders to Chase Global Funds Services Company ("CGFSC"), the Funds' sub-transfer agent, in accordance with the procedures agreed to by the Share-holder Organization and the Distributor. Confirmations of all such Customer purchases and redemptions will be sent by CGFSC to the particular Shareholder Organization. As an alternative, a Shareholder Organization may elect to es-tablish its Customers' accounts of record with CGFSC. In this event, even if the Shareholder Organization continues to place its Customers' purchase and redemption orders with the Funds, CGFSC will send confirmations of such trans-actions and periodic account statements directly to the shareholders of rec-ord. Shares in the Funds bear the expense of fees payable to Shareholder Orga-nizations for such services. See "Management of the Funds--Shareholder Organizations."

  Customers wishing to purchase Shares through their Shareholder Organization should contact such entity directly for appropriate instructions. (For a list of Shareholder Organizations in your area, call (800) 446-1012.) An Investor purchasing Shares through a registered investment adviser or certified finan-cial planner may incur transaction charges in connection with such purchases. Such Investors should contact their registered investment adviser or certified financial planner for further information on transaction fees. Investors may also purchase Shares directly from the Distributor in accordance with proce-dures described below under "Purchase Procedures."

PURCHASE PROCEDURES

General

  Direct Investors may purchase Shares by completing the Application for pur-chase of Shares accompanying this Prospectus and mailing it, together with a check payable to Excelsior Funds, to:

   Excelsior Funds
   c/o Chase Global Funds Services Company
   P.O. Box 2798
   Boston, MA 02208-2798

  Subsequent investments in an existing account in any Fund may be made at any time by sending to the above address a check payable to Excelsior Funds along with: (a) the detachable form that regularly accompanies the confirmation of a prior transaction; (b) a subsequent order form which may be obtained from CGFSC; or (c) a letter stating the amount of the investment, the name of the Fund and the account number in which the investment is to be made. Institu-tional Investors may purchase Shares by transmitting their purchase orders to CGFSC by telephone at (800) 446-1012 or by terminal access. Institutional In-vestors must pay for Shares with Federal funds or funds immediately available to CGFSC.

Purchases by Wire

  Investors may also purchase Shares by wiring Federal funds to CGFSC. Prior to making an initial investment by wire, an Investor must telephone CGFSC at
(800) 446-1012 (from overseas, call

(617) 557-8280) for instructions. Federal funds and registration instructions should be wired through the Federal Reserve System to:

   The Chase Manhattan Bank
   ABA #021000021
   Excelsior Funds, Account No. 9102732915
   For further credit to:
   Excelsior Funds
   Wire Control Number
   Account Registration
    (including account number)

  Investors making initial investments by wire must promptly complete the Ap-plication accompanying this Prospectus and forward it to CGFSC. Redemptions by Investors will not be processed until the completed Application for purchase of Shares has been received by CGFSC and accepted by the Distributor. Investors making subsequent investments by wire should follow the above instructions.

Other Purchase Information

  Except as provided in "Investor Programs" below, the minimum initial invest-ment by an Investor or initial aggregate investment by a Shareholder Organiza-tion investing on behalf of its Customers is $500 per Fund. The minimum subse-quent investment for both types of Investors is $50 per Fund. Customers may agree with a particular Shareholder Organization to make a minimum purchase with respect to their accounts. Depending upon the terms of the particular ac-count, Shareholder Organizations may charge a Customer's account fees for auto-matic investment and other cash management services provided. Excelsior Fund reserves the right to reject any purchase order, in whole or in part, or to waive any minimum investment requirements. Third party checks will not be ac-cepted as payment for Fund Shares.

REDEMPTION PROCEDURES

  Customers of Shareholder Organizations holding Shares of record may redeem all or part of their investments in the Funds in accordance with procedures governing their accounts at the Shareholder Organizations. It is the responsi-bility of the Shareholder Organizations to transmit redemption orders to CGFSC and credit such Customer accounts with the redemption proceeds on a timely ba-sis. Redemption orders for Institutional Investors must be transmitted to CGFSC by telephone at (800) 446-1012 or by terminal access. No charge for wiring re-demption payments to Shareholder Organizations or Institutional Investors is imposed by Excelsior Fund, although Shareholder Organizations may charge a Cus-tomer's account for wiring redemption proceeds. Information relating to such redemption services and charges, if any, is available from the Shareholder Or-ganizations. An Investor redeeming Shares through a registered investment ad-viser or certified financial planner may incur transaction charges in connec-tion with such redemptions. Such Investors should contact their registered in-vestment adviser or certified financial planner for further information on transaction fees. Investors may redeem all or part of their Shares in accor-dance with any of the procedures described below (these procedures also apply to Customers of Shareholder Organizations for whom individual accounts have been established with CGFSC).

Redemption by Mail

  Shares may be redeemed by a Direct Investor by submitting a written request for redemption to:

   Excelsior Funds
   c/o Chase Global Funds Services Company
   P.O. Box 2798
   Boston, MA 02208-2798

  A written redemption request to CGFSC must (i) state the number of Shares to be redeemed, (ii) identify the shareholder account number and tax identifica-tion number, and (iii) be signed by each registered owner exactly as the Shares are registered. If the Shares to be redeemed were issued in certificate form, the certificates must be endorsed for transfer (or accompanied by a duly exe-cuted stock power) and must be submitted to CGFSC together with the redemption request. A redemption request for an amount in excess of $50,000 per account, or for any amount if the proceeds are to be sent elsewhere than the address of record, must be accompanied by signature guarantees from any eligible guarantor institution approved by CGFSC in accordance with its Standards, Procedures and Guidelines for the Acceptance of Signature Guarantees ("Signature Guarantee Guidelines"). Eligible guarantor institutions generally include banks, broker/dealers, credit unions, national securities exchanges, registered secu-rities associations, clearing agencies and savings associations. All eligible guarantor institutions must participate in the Securities Transfer Agents Me-dallion Program ("STAMP") in order to be approved by CGFSC pursuant to the Sig-nature Guarantee Guidelines. Copies of the Signature Guarantee Guidelines and information on STAMP can be obtained from CGFSC at (800) 446-1012 or at the ad-dress given above. CGFSC may require additional supporting documents for re-demptions made by corporations, executors, administrators, trustees and guardi-ans. A redemption request will not be deemed to be properly received until CGFSC receives all required documents in proper form. Payment for Shares re-deemed will ordinarily be made by mail within five Business Days after receipt by CGFSC of the redemption request in good order. Questions with respect to the proper form for redemption requests should be directed to CGFSC at (800) 446-1012 (from overseas, call (617) 557-8280).

Redemption by Wire or Telephone

  Direct Investors who have so indicated on the Application, or have subse-quently arranged in writing to do so, may redeem Shares by instructing CGFSC by wire or telephone to wire the redemption proceeds directly to the Direct In-vestor's account at any commercial bank in the United States. Direct Investors who are shareholders of record may also redeem Shares by instructing CGFSC by telephone to mail a check for redemption proceeds of $500 or more to the share-holder of record at his or her address of record. Institutional Investors may also redeem Shares by instructing CGFSC by telephone at (800) 446-1012 or by terminal access. Only redemptions of $500 or more will be wired to a Direct In-vestor's account. The redemption proceeds for Direct Investors must be paid to the same bank and account as designated on the Application or in written in-structions subsequently received by CGFSC.

  In order to arrange for redemption by wire or telephone after an account has been opened or to change the bank or account designated to receive redemption proceeds, a Direct Investor must send a written request to Excelsior Fund, c/o CGFSC, at the address listed above under "Redemption by Mail." Such requests must be signed by the Direct Investor, with signatures guaranteed (see "Redemp-tion by Mail" above, for details regarding signature guarantees). Further docu-mentation may be requested.

  CGFSC and the Distributor reserve the right to refuse a wire or telephone re-demption if it is believed advisable to do so. Procedures for redeeming Shares by wire or telephone may be modified or terminated at any time by Excelsior Fund, CGFSC or the Distributor. EXCELSIOR FUND, CGFSC AND THE DISTRIBUTOR WILL NOT BE LIABLE FOR ANY LOSS, LIABILITY, COST OR EXPENSE FOR ACTING UPON TELE-PHONE INSTRUCTIONS THAT ARE REASONABLY BELIEVED TO BE GENUINE. IN ATTEMPTING TO CONFIRM THAT TELEPHONE INSTRUCTIONS ARE GENUINE, EXCELSIOR FUND WILL USE SUCH PROCEDURES AS ARE CONSIDERED REASONABLE, INCLUDING RECORDING THOSE INSTRUCTIONS AND REQUESTING INFORMATION AS TO ACCOUNT REGISTRATION.

  If any portion of the Shares to be redeemed represents an investment made by personal check, Excelsior Fund and CGFSC reserve the right not to honor the re-demption until CGFSC is reasonably satisfied that the check has been collected in accordance with the applicable banking regulations which may take up to 15 days. A Direct Investor who anticipates the need for more immediate access to his or her investment should purchase Shares by Federal funds or bank wire or by certified or cashier's check. Banks normally impose a charge in connection with the use of bank wires, as well as certified checks, cashier's checks and Federal funds. If a Direct Investor's purchase check is not collected, the purchase will be cancelled and CGFSC will charge a fee of $25.00 to the Direct Investor's account.

  During periods of substantial economic or market change, telephone redemp-tions may be difficult to complete. If an Investor is unable to contact CGFSC by telephone, the Investor may also deliver the redemption request to CGFSC in writing at the address noted above under "How to Purchase and Redeem Shares-- Redemption by Mail."

Other Redemption Information

  Except as described in "Investor Programs" below, Investors may be required to redeem Shares in a Fund after 60 days' written notice if due to investor redemptions the balance in the particular account with respect to the Fund re-mains below $500. If a Customer has agreed with a particular Shareholder Or-ganization to maintain a minimum balance in his or her account at the institu-tion with respect to Shares of a Fund, and the balance in such account falls below that minimum, the Customer may be obliged by the Shareholder Organiza-tion to redeem all or part of his or her Shares to the extent necessary to maintain the required minimum balance.

GENERAL

  Purchase and redemption orders for Shares which are received in good order prior to the close of regular trading hours on the Exchange (currently 4:00 p.m., Eastern Time) on any Business Day are priced according to the net asset value determined on that day. Purchase orders received in good order after the close of regular trading hours on the Exchange are priced at the net asset value per Share determined on the next Business Day.

                               INVESTOR PROGRAMS

EXCHANGE PRIVILEGE

  Investors and Customers of Shareholder Organizations may, after appropriate prior authorization and without an exchange fee imposed by Excelsior Fund, ex-change Shares in any Fund having a value of at least $500 for shares of any other portfolio offered by Excelsior Fund or Excelsior Tax-Exempt Funds, Inc. ("Excelsior Tax-Exempt Fund"), or for Trust Shares of Excelsior Institutional Trust, provided that such other shares may legally be sold in the state of the Investor's residence.

  Excelsior Fund currently offers 15 additional portfolios as follows:

    Money Fund, a money market fund seeking as high a level of current income as is consistent with liquidity and stability of principal through invest-ments in high-quality money market instruments maturing within 13 months;

    Government Money Fund, a money market fund seeking as high a level of current income as is consistent with liquidity and stability of principal through investments in obligations issued or guaranteed by the U.S. Govern-ment, its agencies and instrumentalities and repurchase agreements collat-eralized by such obligations;

    Treasury Money Fund, a money market fund seeking current income generally exempt from state and local income taxes through investments in direct short-term obligations issued by the U.S. Treasury and certain agencies or instrumentalities of the U.S. Government;

    Blended Equity Fund, a fund seeking long-term capital appreciation through investments in a diversified portfolio of primarily equity securi-ties;

    Income and Growth Fund, a fund seeking to provide moderate current income and to achieve capital appreciation as a secondary objective by investing in common stock, preferred stock and securities convertible into common stock;

    Energy and Natural Resources Fund, a non-diversified fund seeking long-term capital appreciation by investing in companies that are in the energy and other natural resources groups of industries;

    Value and Restructuring Fund, a fund seeking long-term capital apprecia-tion by investing in companies benefitting from their restructuring or re-deployment of assets and operations in order to become more competitive or profitable;

    Small Cap Fund, a fund seeking long-term capital appreciation by invest-ing primarily in companies with capitalization of $1 billion or less;

    Large Cap Growth Fund, a fund seeking superior, risk-adjusted total re-turn by investing in larger companies whose growth prospects, in the opin-ion of its investment adviser, appear to exceed that of the overall market;

    Real Estate Fund, a non-diversified fund seeking current income and long-term capital appreciation by investing in real estate investment trusts and other companies principally engaged in the real estate business;

    International Fund, a fund seeking total return derived primarily from investments in foreign equity securities;

    Latin America Fund, a fund seeking long-term capital appreciation through investments in companies and securities of governments based in all coun-tries in Central and South America;

    Pacific/Asia Fund, a fund seeking long-term capital appreciation through investments in companies and securities of governments based in Asia and on the Asian side of the Pacific Ocean;

    Pan European Fund, a fund seeking long-term capital appreciation through investments in companies and securities of governments based in Europe; and

    Emerging Markets Fund, a fund seeking long-term capital appreciation through investments primarily in equity securities of emerging country is-suers.

  Excelsior Tax-Exempt Fund currently offers 7 portfolios as follows:

    Tax-Exempt Money Fund, a diversified tax-exempt money market fund seeking a moderate level of current interest income exempt from Federal income taxes through investments primarily in high-quality municipal obligations maturing within 13 months;

    New York Tax-Exempt Money Fund, a non-diversified tax-exempt money market fund seeking a moderate level of current interest income exempt from Fed-eral and, to the extent possible, New York State and New York City income taxes through investments primarily in New York municipal obligations ma-turing within 13 months;

    Short-Term Tax-Exempt Securities Fund, a diversified fund seeking a high level of current interest income exempt from Federal income taxes through investments in municipal obligations and having a dollar-weighted average portfolio maturity of 1 to 3 years;

    Intermediate-Term Tax-Exempt Fund, a diversified fund seeking a high level of current income exempt from Federal income taxes through invest-ments in municipal obligations and having a dollar-weighted average portfo-lio maturity of 3 to 10 years;

    Long-Term Tax-Exempt Fund, a diversified fund seeking to maximize current interest income exempt from Federal income taxes through investments in mu-nicipal obligations and having a dollar-weighted average portfolio maturity of 10 to 30 years;

    New York Intermediate-Term Tax-Exempt Fund, a non-diversified fund de-signed to provide New York investors with a high level of current interest income exempt from Federal and, to the extent possible, New York State and New York City income taxes; this fund invests primarily in New York munici-pal obligations and has a dollar-weighted average portfolio maturity of 3 to 10 years; and

    California Tax-Exempt Income Fund, a non-diversified fund designed to provide California investors with as high a level of current interest in-come exempt from Federal and, to the extent possible,

  California state personal income taxes as is consistent with relative sta-bility of principal; this fund invests primarily in California municipal obligations and has a dollar-weighted average portfolio maturity of 3 to 10 years.

  Excelsior Institutional Trust currently offers Trust Shares in the following investment portfolios:

    Optimum Growth Fund, a fund seeking superior, risk-adjusted total return through investments in a diversified portfolio of equity securities whose growth prospects, in the opinion of its investment adviser, appear to ex-ceed that of the overall market; and

    Value Equity Fund, a fund seeking long-term capital appreciation through investments in a diversified portfolio of equity securities whose market value, in the opinion of its investment adviser, appears to be undervalued relative to the marketplace.

  An exchange involves a redemption of all or a portion of the Shares in a Fund and the investment of the redemption proceeds in shares of another portfolio of Excelsior Fund, Excelsior Tax-Exempt Fund or Excelsior Institutional Trust. The redemption will be made at the per Share net asset value of the Shares being redeemed next determined after the exchange request is received in good order. The shares of the portfolio to be acquired will be purchased at the per share net asset value of those shares next determined after receipt of the exchange request in good order.

  Investors may find the exchange privilege useful if their investment objec-tives or market outlook should change after they invest in a Fund. For further information regarding exchange privileges, shareholders should call (800) 446-1012 (from overseas, call at (617) 557-8280). Investors exercising the exchange privilege with the other portfolios of Excelsior Fund, Excelsior Tax-Exempt Fund or Excelsior Institutional Trust should request and review the prospec-tuses of such funds. Such prospectuses may be obtained by calling the telephone numbers listed above. In order to prevent abuse of this privilege to the disad-vantage of other shareholders, Excelsior Fund, Excelsior Tax-Exempt Fund and Excelsior Institutional Trust reserve the right to limit the number of exchange requests of Investors and Customers of Shareholder Organizations to no more than six per year. Excelsior Fund may modify or terminate the exchange program at any time upon 60 days' written notice to shareholders, and may reject any exchange request.

  For Federal income tax purposes, an exchange of Shares is a taxable event and, accordingly, a capital gain or loss may be realized by an investor. Before making an exchange, an investor should consult a tax or other financial adviser to determine tax consequences.

  Exchanges by Telephone. For shareholders who have previously selected the telephone exchange option, an exchange order may be placed by calling (800) 446-1012 (from overseas, please call (617) 557-8280). By establishing the tele-phone exchange option, a shareholder authorizes CGFSC and the Distributor to act upon telephone instructions believed to be genuine. EXCELSIOR FUND, EXCEL-SIOR TAX-EXEMPT FUND, EXCELSIOR INSTITUTIONAL TRUST, CGFSC AND THE DISTRIBUTOR ARE NOT RESPONSIBLE FOR THE AUTHENTICITY OF EXCHANGE REQUESTS RECEIVED BY TELE-PHONE THAT ARE REASONABLY BELIEVED TO BE GENUINE. IN ATTEMPTING TO CONFIRM THAT TELEPHONE INSTRUCTIONS ARE GENUINE, EXCELSIOR FUND, EXCELSIOR TAX-EXEMPT FUND AND EXCELSIOR INSTITUTIONAL TRUST WILL USE SUCH PROCEDURES AS ARE CONSIDERED REASONABLE, INCLUDING RECORDING THOSE INSTRUCTIONS AND REQUESTING INFORMATION AS TO ACCOUNT REGISTRATION.

SYSTEMATIC WITHDRAWAL PLAN

  An Investor who owns Shares of a Fund with a value of $10,000 or more may es-tablish a Systematic Withdrawal Plan. The Investor may request a declining-bal-ance withdrawal, a fixed-dollar withdrawal, a fixed-share withdrawal, or a fixed-percentage withdrawal (based on the current value of Shares in the ac-count) on a monthly, quarterly, semi-annual or annual basis. To initiate the Systematic Withdrawal Plan, an Investor must complete Section 9 of the New Ac-count Application contained in this Prospectus and mail it to CGFSC at the ad-dress given above. Further information on establishing a Systematic Withdrawal Plan may be obtained by calling (800) 446-1012 (from overseas, call (617) 557-
8280).

  Shareholder Organizations may, at their discretion, establish similar sys-tematic withdrawal plans with respect to the Shares held by their Customers. Information about such plans and the applicable procedures may be obtained by Customers directly from their institutions.

RETIREMENT PLANS

  Shares are available for purchase by Investors in connection with the fol-lowing tax-deferred prototype retirement plans offered by United States Trust Company of New York:

    IRAs (including "rollovers" from existing retirement plans) for individu-als and their spouses;

    Profit Sharing and Money-Purchase Plans for corporations and self-em-ployed individuals and their partners to benefit themselves and their em-ployees; and

    Keogh Plans for self-employed individuals.

  Investors investing in the Funds pursuant to Profit Sharing and Money-Pur-chase Plans and Keogh Plans are not subject to the minimum investment and forced redemption provisions described above. The minimum initial investment for IRAs is $250 per Fund and the minimum subsequent investment is $50 per Fund. Detailed information concerning eligibility, service fees and other mat-ters related to these plans can be obtained by calling (800) 446-1012 (from overseas, call (617) 557-8280). Customers of Shareholder Organizations may purchase Shares of the Funds pursuant to retirement plans if such plans are offered by their Shareholder Organizations.

AUTOMATIC INVESTMENT PROGRAM

  The Automatic Investment Program permits Investors to purchase Shares (mini-mum of $50 per Fund per transaction) at regular intervals selected by the In-vestor. The minimum initial investment for an Automatic Investment Program ac-count is $50 per Fund. Provided the Investor's financial institution allows automatic withdrawals, Shares are purchased by transferring funds from an In-vestor's checking, bank money market or NOW account designated by the Invest-or. At the Investor's option, the account designated will be debited in the specified amount, and Shares will be purchased, once a month, on either the first or fifteenth day, or twice a month, on both days.

  The Automatic Investment Program is one means by which an Investor may use "Dollar Cost Averaging" in making investments. Instead of trying to time mar-ket performance, a fixed dollar amount is invested in Shares at predetermined intervals. This may help Investors to reduce their average cost per Share be-cause the agreed upon fixed investment amount allows more Shares to be pur-chased during periods of lower Share prices and fewer Shares during periods of higher prices. In order to be effective, Dollar Cost Averaging should usually be followed on a sustained, consistent basis. Investors should be aware, how-ever, that Shares bought using Dollar Cost Averaging are purchased without re-gard to their price on the day of investment or to market trends. In addition, while Investors may find Dollar Cost Averaging to be beneficial, it will not prevent a loss if an Investor ultimately redeems his Shares at a price which is lower than their purchase price.

  To establish an Automatic Investment account permitting Investors to use the Dollar Cost Averaging investment method described above, an Investor must com-plete Section 8 of the New Account Application contained in this Prospectus and mail it to CGFSC. An Investor may cancel his participation in this Program or change the amount of purchase at any time by mailing written notification to CGFSC, P.O. Box 2798, Boston, MA 02208-2798 and notification will be effec-tive three Business Days following receipt. Excelsior Fund may modify or ter-minate this privilege at any time or charge a service fee, although no such fee currently is contemplated. An Investor may also implement the Dollar Cost Averaging method on his own initiative or through other entities.

                          DIVIDENDS AND DISTRIBUTIONS

  Each Fund's net income for dividend purposes consists of (i) all accrued in-come, whether taxable or tax-exempt, plus discount earned on the Fund's as-sets, less (ii) amortization of premium on such assets, accrued expenses di-rectly attributable to the Fund, and the general expenses or the expenses com-mon to more than one Fund (e.g., legal, administrative, accounting, and Direc-tors' fees) prorated to each Fund on the basis of its relative net assets.

  The net investment income of the Funds is declared daily as a dividend to the persons who are shareholders of the respective Funds at the opening of business on the day of declaration. All such dividends are paid within ten days after the end of each month or within seven days after the redemption of all of a shareholder's Shares of a Fund. Net realized capital gains are dis-tributed at least annually.

  All dividends and distributions paid on Shares held of record by the Invest-ment Adviser and its affiliates or correspondent banks will be paid in cash. Direct and Institutional Investors and Customers of other Shareholder Organi-zations will receive dividends and distributions in additional Shares of the Fund on which the dividend or distribution is paid (as determined on the pay-able date), unless they have requested in writing (received by CGFSC at Excel-sior Fund's address prior to the payment date) to receive dividends and dis-tributions in cash. Reinvested dividends and distributions receive the same tax treatment as those paid in cash.

                                     TAXES

FEDERAL

  Each of the Funds qualified for its last taxable year as a "regulated in-vestment company" under the Internal Revenue Code of 1986, as amended (the "Code"). Each Fund expects to so qualify in future years. Such qualification generally relieves a Fund of liability for Federal income taxes to the extent its earnings are distributed in accordance with the Code.

  Qualification as a regulated investment company requires, among other things, that a Fund distribute to its shareholders an amount equal to at least the sum of 90% of its investment company taxable income and 90% of its exempt-interest income (if any), net of certain deductions for each taxable year. In general, a Fund's investment company taxable income will be its income (in-cluding interest) subject to certain adjustments and excluding the excess of any net long-term capital gain for the taxable year over the net short-term capital loss, if any, for such year. Each Fund intends to distribute substan-tially all of its investment company taxable income each year. Such dividends will be taxable as ordinary income to a Fund's shareholders who are not cur-rently exempt from Federal income taxes, whether such income is received in cash or reinvested in additional Shares. (Federal income taxes for distribu-tions to IRAs and qualified pension plans are deferred under the Code.) The dividends received deduction for corporations will apply to such distributions to the extent of the total qualifying dividends received by a Fund from domes-tic corporations for the taxable year. It is anticipated that only a small part (if any) of the dividends paid by a Fund will be eligible for the divi-dends received deduction.

  Distributions by a Fund of the excess of its net long- term capital gain over its net short-term capital loss are taxable to shareholders as long-term capital gain, regardless of how long the shareholder has held the Shares and whether such gains are received in cash or reinvested in additional Shares. Such distributions are not eligible for the dividends received deduction.

  Dividends declared in October, November or December of any year payable to shareholders of record on a specified date in such months will be deemed to have been received by shareholders and paid by a Fund on December 31 of such year if such dividends are actually paid during January of the following year.

  An Investor considering buying Shares of a Fund on or just before the record date of a dividend should be aware that the amount of the forthcoming dividend payment, although in effect a return of capital, will be taxable to him.

  A taxable gain or loss may be realized by a shareholder upon his redemption, transfer or exchange of Shares depending upon the tax basis of such Shares and their price at the time of redemption, transfer or exchange. If a shareholder holds Shares for six months or less and during that time receives a capital gain dividend on those Shares, any loss recognized on the sale or exchange of those Shares will be treated as a long-term capital loss to the extent of the capital gain dividend. Generally, a shareholder may include sales charges in-curred upon the purchase of Shares in his tax basis for such Shares for the purpose of determining gain or loss on a redemption, transfer or exchange of such Shares. However, if the shareholder effects an exchange of such Shares for Shares of another Fund within 90 days of the purchase and is able to re-duce the sales charges otherwise applicable to the new Shares (by virtue of the exchange privilege), the amount equal to reduction may not be included in the tax basis of the shareholder's exchanged Shares for the purpose of deter-mining gain or loss, but may be included (subject to the limitation) in the tax basis of the new Shares.

  The foregoing summarizes some of the important tax considerations generally affecting the Funds and their shareholders and is not intended as a substitute for careful tax planning. Accordingly, potential investors in the Funds should consult their tax advisers with specific reference to their own tax situa-tions. Shareholders will be advised at least annually as to the Federal income tax consequences of distributions made each year.

STATE AND LOCAL

  Purchasers are advised to consult their tax advisers concerning the applica-tion of state and local taxes, which may have different consequences from those of the Federal income tax law described above.

                            MANAGEMENT OF THE FUNDS

  The business and affairs of the Funds are managed under the direction of Ex-celsior Fund's Board of Directors. The Statement of Additional Information contains the names of and general background information concerning Excelsior Fund's directors.

INVESTMENT ADVISER

  United States Trust Company of New York ("U.S. Trust New York") and U.S. Trust Company of Connecticut ("U.S. Trust Connecticut" and, collectively with U.S. Trust New York, "U.S. Trust" or the "Investment Adviser") serve as the Investment Adviser to the Funds. U.S. Trust New York is a state-chartered bank and trust company and a member bank of the Federal Reserve System. U.S. Trust Connecticut is a Connecticut state bank and trust company. U.S. Trust New York and U.S. Trust Connecticut are wholly-owned subsidiaries of U.S. Trust Corpo-ration, a registered bank holding company.

  The Investment Adviser provides trust and banking services to individuals, corporations, and institutions both nationally and internationally, including investment management, estate and trust administration, financial planning, corporate trust and agency banking, and personal and corporate banking. On De-cember 31, 1997, the Asset Management Groups of U.S. Trust New York and U.S. Trust Connecticut had approximately $61.2 billion in aggregate assets under management. U.S. Trust New York has its principal offices at 114 W. 47th Street, New York, New York 10036. U.S. Trust Connecticut has its principal of-fices at 225 High Ridge Road, East Building, Stamford, Connecticut 06905.

  The Investment Adviser manages each Fund, makes decisions with respect to and places orders for all purchases and sales of each Fund's portfolio securi-ties, and maintains records relating to such purchases and sales.

  The Short-Term Government Securities Fund's portfolio manager, G. Michael O'Neil, III, is the person primarily responsible for the day-to-day management of the Fund's investment portfolio. Mr. O'Neil, a Senior Vice President and Manager of Money Market Investments at U.S. Trust, has been with U.S. Trust since 1989 and has been the Fund's portfolio manager since December 1996.

  The Intermediate-Term Managed Income Fund's portfolio manager, Frank A. Sa-lem, is the person primarily responsible for the day-to-day management of the Fund's investment portfolio. Mr. Salem, a Senior Vice President in U.S. Trust's Fixed-Income Division, has been with U.S. Trust since April 1998 and has managed the Fund since August 1998. Prior to joining U.S. Trust, Mr. Salem was a Director and Portfolio Manager in the Fixed-Income Department of Mackay Shields in New York from 1993 through 1998.

  The Managed Income Fund's portfolio manager, Alexander R. Powers, is the person primarily responsible for the day-to-day management of the Fund's in-vestment portfolio. Mr. Powers, Managing Director of Taxable Fixed Income In-vestments, has been with U.S. Trust since 1996 and has managed the Fund since August 1997. Prior to joining U.S. Trust, Mr. Powers was a Manager of Fixed Income Investments with Chase Asset Management.

  For the services provided and expenses assumed pursuant to its Investment Advisory Agreements, the Investment Adviser is entitled to be paid a fee, com-puted daily and paid monthly, at the annual rates of .30% of the average daily net assets of the Short-Term Government Securities Fund, .35% of the average daily net assets of the Intermediate-Term Managed Income Fund, and .75% of the average daily net assets of the Managed Income Fund.

  Prior to May 16, 1997, U.S. Trust New York served as investment adviser to the Funds pursuant to advisory agreements substantially similar to the Invest-ment Advisory Agreements currently in effect for the Funds. For the fiscal year ended March 31, 1998, U.S. Trust received advisory fees at the effective annual rates of .23%, .30% and .63% of the average daily net assets of the Short-Term Government Securities, Intermediate-Term Managed Income and Managed Income Funds, respectively. For that same period, U.S. Trust waived advisory fees at the effective annual rates of .07%, .05% and .12% of the average daily net assets of the Short-Term Government Securities, Intermediate-Term Managed Income and Managed Income Funds, respectively.

  From time to time, the Investment Adviser may voluntarily waive all or a portion of the advisory fees payable to it by a Fund, which waiver may be ter-minated at any time. See "Management of the Funds--Shareholder Organizations" for additional information on fee waivers.

ADMINISTRATORS

  CGFSC, Federated Administrative Services and U.S. Trust Connecticut serve as the Funds' administrators (the "Administrators") and provide them with general administrative and operational assistance. The Administrators also serve as administrators of the other portfolios of Excelsior Fund and of all the port-folios of Excelsior Tax-Exempt Fund and Excelsior Institutional Trust, which are also advised by the Investment Adviser and its affiliates and distributed by the Distributor. For the services provided to all portfolios of Excelsior Fund, Excelsior Tax-Exempt Fund and Excelsior Institutional Trust (except the international portfolios of Excelsior Fund and Excelsior Institutional Trust), the Administrators are entitled jointly to annual fees, computed daily and paid monthly, based on the combined aggregate average daily net assets of the three companies (excluding the international portfolios of Excelsior Fund and Excelsior Institutional Trust) as follows:

              COMBINED AGGREGATE AVERAGE DAILY
           NET ASSETS OF EXCELSIOR FUND, EXCELSIOR
                         TAX-EXEMPT
           FUND AND EXCELSIOR INSTITUTIONAL TRUST
           (EXCLUDING THE INTERNATIONAL PORTFOLIOS
                             OF
                     EXCELSIOR FUND AND
               EXCELSIOR INSTITUTIONAL TRUST)        ANNUAL FEE
           ---------------------------------------   ----------
           first $200 million.....................     .200%
           next $200 million......................     .175%
           over $400 million......................     .150%

  Administration fees payable to the Administrators by each portfolio of Ex-celsior Fund, Excelsior Tax-Exempt Fund and Excelsior Institutional Trust are allocated in proportion to their relative average daily net assets at the time of determination. From time to time, the Administrators may voluntarily waive all or a portion of the administration fee payable to them by a Fund, which waivers may be terminated at any time. See "Management of the Funds--Share-holder Organizations" for additional information on fee waivers.

  Prior to May 16, 1997, CGFSC, Federated Administrative Services and U.S. Trust New York served as the Funds' administrators pursuant to an administra-tion agreement substantially similar to the administration agreement currently in effect for the Funds. For the fiscal year ended March 31, 1998, CGFSC, Fed-erated Administrative Services and U.S. Trust received an aggregate adminis-tration fee at the effective annual rates of .153%, .153% and .153% of the av-erage daily net assets of the Short-Term Government Securities, Intermediate-Term Managed Income and Managed Income Funds, respectively.

SHAREHOLDER ORGANIZATIONS

  As described above under "Purchase of Shares," Excelsior Fund has agreements with certain Shareholder Organizations--firms that provide services, which may include acting as record shareholder, to their Customers who beneficially own Shares. As a consideration for these services, a Fund will pay the Shareholder Organization an administrative service fee up to the annual rate of .40% of the average daily net asset value of its Shares held by the Shareholder Orga-nization's Customers. Such services, which are described more fully in the Statement of Additional Information under "Management of the Funds--Share-holder Organizations," may include assisting in processing purchase, exchange and redemption requests; transmitting and receiving funds in connection with Customer orders to purchase, exchange or redeem Shares; and providing periodic statements. It is the responsibility of Shareholder Organizations to advise Customers of any fees that they may charge in connection with a Customer's in-vestment. Until further notice, the Investment Adviser and Administrators have voluntarily agreed to waive fees payable by a Fund in an aggregate amount equal to administrative service fees payable by that Fund.

BANKING LAWS

  Banking laws and regulations currently prohibit a bank holding company reg-istered under the Federal Bank Holding Company Act of 1956 or any bank or non-bank affiliate thereof from sponsoring, organizing or controlling a regis-tered, open-end investment company continuously engaged in the issuance of its shares, and prohibit banks generally from issuing, underwriting, selling or distributing securities such as Shares of the Funds, but such banking laws and regulations do not prohibit such a holding company or affiliate or banks gen-erally from acting as investment adviser, transfer agent, or custodian to such an investment company, or from purchasing shares of such company for and upon the order of customers. The Investment Adviser, CGFSC and certain Shareholder Organizations may be subject to such banking laws and regulations. State secu-rities laws may differ from the interpretations of Federal law discussed in this paragraph and banks and financial institutions may be required to regis-ter as dealers pursuant to state law.

  Should legislative, judicial, or administrative action prohibit or restrict the activities of the Investment Adviser or other Shareholder Organizations in connection with purchases of Fund Shares, the Investment Adviser and such Shareholder Organizations might be required to alter materially or discontinue the investment services offered by them to Customers. It is not anticipated, however, that any resulting change in the Funds' method of operations would affect their net asset values per Share or result in financial loss to any shareholder.

                         DESCRIPTION OF CAPITAL STOCK

  Excelsior Fund was organized as a Maryland corporation on August 2, 1984. Currently, Excelsior Fund has authorized capital of 35 billion shares of Com-mon Stock, $.001 par value per share, classified into 43 series of shares rep-resenting interests in 18 investment portfolios. Excelsior Fund's Charter au-thorizes the Board of Directors to classify or reclassify any class of shares of Excelsior Fund into one or more classes or series. Shares of Class D, Class S and Class T Common Stock represent interests in the Managed Income, Short-Term Government Securities and Intermediate-Term Managed Income Funds, respec-tively.

  Each Share represents an equal proportionate interest in the particular Fund with other shares of the Fund, and is entitled to such dividends and distribu-tions out of the income earned on the assets belonging to such Fund as are de-clared in the discretion of Excelsior Fund's Board of Directors.

  Shareholders are entitled to one vote for each full Share held, and frac-tional votes for fractional Shares held, and will vote in the aggregate and not by class, except as otherwise expressly required by law.

  Certificates for Shares will not be issued unless expressly requested in writing to CGFSC and will not be issued for fractional Shares.

  As of July 8, 1998, U.S. Trust and its affiliates held of record substan-tially all of Excelsior Fund's outstanding shares as agent or custodian for their customers, but did not own such shares beneficially because they did not have voting or investment discretion with respect to such shares.

                         CUSTODIAN AND TRANSFER AGENT

  The Chase Manhattan Bank ("Chase"), a wholly-owned subsidiary of The Chase Manhattan Corporation, serves as the custodian of the Funds' assets. Communi-cations to the custodian should be directed to Chase, Mutual Funds Service Di-vision, 3 Chase MetroTech Center, 8th Floor, Brooklyn, NY 11245.

  U.S. Trust New York serves as the Funds' transfer and dividend disbursing agent. U.S. Trust New York has also entered into a sub-transfer agency ar-rangement with CGFSC, 73 Tremont Street, Boston, Massachusetts 02108-3913, pursuant to which CGFSC provides certain transfer agent, dividend disbursement and registrar services to the Funds.

                       PERFORMANCE AND YIELD INFORMATION

  From time to time, in advertisements or in reports to shareholders, the per-formance and yields of the Funds may be quoted and compared to those of other mutual funds with similar investment objectives and to other relevant indexes or to rankings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, the performance of a Fund may be compared to data prepared by Lipper Analytical Services, Inc., a widely recognized independent service which monitors the performance of mutual funds.

  Performance and yield data as reported in national financial publications, including but not limited to Money Magazine, Forbes, Barron's, The Wall Street Journal and The New York Times, or in publications of a local or regional na-ture, may also be used in comparing the performance and yields of the Funds.

  Each Fund may advertise its effective yield which is calculated by dividing its average daily net investment income per Share during a 30-day (or one month) base period identified in the advertisement by its net asset value per Share on the last day of the period, and annualizing the result on a semian-nual basis.

  From time to time, each Fund may advertise its performance by using "average annual total return" over various periods of time. Such total return figure reflects the average percentage change in the value of an investment in a Fund from the beginning date of the measuring period to the end of the measuring period. Average total return figures will be given for the most recent one-year period and may be given for other periods as well (such as from the com-mencement of a Fund's operations, or on a year-by-year basis). Each Fund may also use aggregate total return figures for various periods, representing the cumulative change in the value of an investment in the Fund for the specific period. Both methods of calculating total return assume that dividends and capital gain distributions made by a Fund during the period are reinvested in Fund Shares.

  Performance and yields will fluctuate and any quotation of performance and yield should not be considered as representative of a Fund's future perfor-mance. Since yields fluctuate, yield data cannot necessarily be used to com-pare an investment in the Funds with bank deposits, savings accounts and simi-lar investment alternatives which often provide an agreed or guaranteed fixed yield for a stated period of time. Shareholders should remember that the per-formance and yield are generally functions of the kind and quality of the in-struments held in a portfolio, portfolio maturity, operating expenses, and market conditions. Any fees charged by the Shareholder Organizations with re-spect to accounts of Customers that have invested in Shares will not be in-cluded in calculations of yield and performance.

                                 MISCELLANEOUS

  Shareholders will receive unaudited semiannual reports describing the Funds' investment operations and annual financial statements audited by the Funds' independent auditors.

  As used in this Prospectus, a "vote of the holders of a majority of the out-standing shares" of Excelsior Fund or a particular Fund means, with respect to the approval of an investment advisory agreement or a change in a fundamental investment policy, the affirmative vote of the lesser of (a) more than 50% of the outstanding shares of Excelsior Fund or such Fund, or (b) 67% or more of the shares of Excelsior Fund or such Fund present at a meeting if more than 50% of the outstanding shares of Excelsior Fund or such Fund are represented at the meeting in person or by proxy.

  Inquiries regarding any of the Funds may be directed to the Distributor at the address listed under "Distributor."

                   INSTRUCTIONS FOR NEW ACCOUNT APPLICATION

OPENING YOUR ACCOUNT:

                                             FOR OVERNIGHT DELIVERY: send to:
  Complete the Application and mail to:

  Excelsior Funds                            Excelsior Funds c/o Chase Global
  c/o Chase Global Funds Services Company    Funds Services Company
  P.O. Box 2798                              73 Tremont Street
  Boston, MA 02208-2798                      Boston, MA 02108-3913


  Please enclose with the Application your check made payable to the "Excel-sior Funds" in the amount of your investment.

  For direct wire purchases please refer to the section of the Prospectus en-titled "How to Purchase and Redeem Shares--Purchase Procedures."

MINIMUM INVESTMENTS:

  Except as provided in the Prospectus, the minimum initial investment is $500 per Fund; subsequent investments must be in the minimum amount of $50 per Fund. Investments may be made in excess of these minimums.

REDEMPTIONS:

  Shares can be redeemed in any amount and at any time in accordance with pro-cedures described in the Prospectus. In the case of shares recently purchased by check, redemption proceeds will not be made available until the transfer agent is reasonably assured that the check has been collected in accordance with applicable banking regulations.

  Certain legal documents will be required from corporations or other organi-zations, executors and trustees, or if redemption is requested by anyone other than the shareholder of record. Written redemption requests in excess of $50,000 per account must be accompanied by signature guarantees.

SIGNATURES: Please be sure to sign the Application.

  If the shares are registered in the name of:
    - an individual, the individual should sign.
    - joint tenants, both tenants should sign.
    - a custodian for a minor, the custodian should sign.
    - a corporation or other organization, an authorized officer should sign (please indicate corporate office or title).*
    - a trustee or other fiduciary, the fiduciary or fiduciaries should sign (please indicate capacity).*

  * A corporate resolution or appropriate certificate may be required.

QUESTIONS:

  If you have any questions regarding the Application or redemption require-ments, please contact the sub-transfer agent at (800) 446-1012 between 9:00 a.m. and 5:00 p.m. (Eastern Time).

     PROSPECTUS                                          AUGUST 1, 1998

                               LOGO EXCELSIOR
                                Funds, Inc.

                   SHORT-TERM GOVERNMENT SECURITIES FUND

                   INTERMEDIATE-TERM MANAGED INCOME FUND

                            MANAGED INCOME FUND


                               TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
     PROSPECTUS SUMMARY....................................................   2
     EXPENSE SUMMARY.......................................................   3
     FINANCIAL HIGHLIGHTS..................................................   4
     INVESTMENT OBJECTIVES AND POLICIES....................................   7
     PORTFOLIO INSTRUMENTS AND OTHER INVESTMENT INFORMATION................  10
     INVESTMENT LIMITATIONS................................................  14
     PRICING OF SHARES.....................................................  15
     HOW TO PURCHASE AND REDEEM SHARES.....................................  16
     INVESTOR PROGRAMS.....................................................  20
     DIVIDENDS AND DISTRIBUTIONS...........................................  24
     TAXES.................................................................  24
     MANAGEMENT OF THE FUNDS...............................................  25
     DESCRIPTION OF CAPITAL STOCK..........................................  28
     CUSTODIAN AND TRANSFER AGENT..........................................  28
     PERFORMANCE AND YIELD INFORMATION.....................................  28
     MISCELLANEOUS.........................................................  29
     INSTRUCTIONS FOR NEW ACCOUNT APPLICATION..............................  30

 NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESEN-TATIONS NOT CONTAINED IN THIS PROSPECTUS, OR IN THE FUNDS' STATEMENT OF ADDI-TIONAL INFORMATION INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OF-FERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REP-RESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY EXCELSIOR FUND OR BY ITS DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY EXCELSIOR FUND OR BY ITS DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

USTFXIP898

                             EXCELSIOR FUNDS, INC.

                     Short-Term Government Securities Fund
                     Intermediate-Term Managed Income Fund
                              Managed Income Fund


                        EXCELSIOR TAX-EXEMPT FUNDS, INC.

                     Short-Term Tax-Exempt Securities Fund
                       Intermediate-Term Tax-Exempt Fund
                           Long-Term Tax-Exempt Fund



                      STATEMENT OF ADDITIONAL INFORMATION



                                 August 1, 1998



This Statement of Additional Information is not a prospectus but should be read in conjunction with the current prospectuses for the Short-Term Government Securities Fund, Intermediate-Term Managed Income Fund and Managed Income Fund of Excelsior Funds, Inc. ("Excelsior Fund") and the Short-Term Tax-Exempt Securities Fund, Intermediate-Term Tax-Exempt Fund and Long-Term Tax-Exempt Fund of Excelsior Tax-Exempt Funds, Inc. ("Excelsior Tax-Exempt Fund") dated August 1, 1998, respectively (the "Fixed-Income Funds Prospectus" and the "Tax-Exempt Funds Prospectus," respectively; together, the "Prospectuses"). Much of the information contained in this Statement of Additional Information expands upon the subjects discussed in the Prospectuses. No investment in shares of the portfolios described herein ("Shares") should be made without reading the Prospectuses. A copy of each Prospectus may be obtained by writing Excelsior Funds c/o Chase Global Funds Services Company, 73 Tremont Street, Boston, MA 02108-3913 or by calling (800) 446-1012.

                               TABLE OF CONTENTS
                               -----------------

                                                                            Page
                                                                            ----

INVESTMENT OBJECTIVES AND POLICIES........................................... 1

     Additional Information on Portfolio Instruments......................... 1
     Additional Investment Limitations....................................... 9

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION...............................13

INVESTOR PROGRAMS............................................................15

     Systematic Withdrawal Plan..............................................15
     Exchange Privilege......................................................15
     Other Investor Programs.................................................16

DESCRIPTION OF CAPITAL STOCK.................................................16

MANAGEMENT OF THE FUNDS......................................................18

     Directors and Officers..................................................18
     Shareholder Organizations...............................................28
     Expenses................................................................29
     Custodian and Transfer Agent............................................29

PORTFOLIO TRANSACTIONS.......................................................30

INDEPENDENT AUDITORS.........................................................32

COUNSEL......................................................................32

ADDITIONAL INFORMATION CONCERNING TAXES......................................32

     Generally...............................................................32
     Tax-Exempt Funds........................................................33

PERFORMANCE AND YIELD INFORMATION............................................37

     Yields and Performance..................................................37

MISCELLANEOUS................................................................40

FINANCIAL STATEMENTS.........................................................41

APPENDIX A..................................................................A-1

                      INVESTMENT OBJECTIVES AND POLICIES
                      ----------------------------------

          This Statement of Additional Information contains additional information with respect to the Short-Term Tax-Exempt Securities Fund, Intermediate-Term Tax-Exempt Fund and Long-Term Tax-Exempt Fund (collectively, the "Tax-Exempt Funds") of Excelsior Tax-Exempt Fund and the Short-Term Government Securities Fund, Intermediate-Term Managed Income Fund and Managed Income Fund of Excelsior Fund (collectively, the "Fixed-Income Funds"). The portfolios are referred to individually as a "Fund" and collectively as the "Funds;" Excelsior Tax-Exempt Fund and Excelsior Fund are referred to individually as a "Company" and collectively as the "Companies."

          For ease of reference, the various Funds are referred to as follows:
Short-Term Tax-Exempt Securities Fund as "Short-Term Tax-Exempt Fund;" Intermediate-Term Tax-Exempt Fund as "IT Tax-Exempt Fund;" Long-Term Tax-Exempt Fund as "LT Tax-Exempt Fund;" Short-Term Government Securities Fund as "ST Government Fund;" and Intermediate-Term Managed Income Fund as "IT Income Fund."

          The following information supplements the description of the Funds' investment objectives and policies as set forth in the Prospectuses.

Additional Information on Portfolio Instruments
-----------------------------------------------

          Municipal Obligations
          ---------------------

          The Tax-Exempt Funds invest substantially all of their assets in Municipal Obligations as defined in the Prospectus. Municipal Obligations include debt obligations issued by governmental entities to obtain funds for various public purposes, including the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses, and the extension of loans to public institutions and facilities. Private activity bonds that are issued by or on behalf of public authorities to finance various privately operated facilities are included within the term "Municipal Obligations" only if the interest paid thereon is exempt from regular Federal income tax and not treated as a specific tax preference item under the Federal alternative minimum tax.

          The two principal classifications of Municipal Obligations are "general obligation" and "revenue" issues, but the Tax-Exempt Funds' portfolios may include "moral obligation" issues. There are, of course, variations in the quality of Municipal Obligations, both within a particular classification and between classifications, and the yields on Municipal Obligations depend upon a variety of factors, including general money market conditions, the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The ratings of nationally recognized statistical rating organizations ("NRSROs") such as Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Ratings Services ("S&P") described in the Prospectus and Appendix A hereto represent their opinion as to the quality of Municipal Obligations. It should be emphasized that these ratings are general and are not absolute standards of quality, and Municipal Obligations with the same maturity, interest rate, and rating may have different yields while Municipal Obligations of the same maturity and interest rate with different ratings may have the same yield. Subsequent to its purchase by a Fund, an issue of Municipal Obligations may cease to be rated, or its rating may be reduced below the minimum rating required for purchase by that Fund. United States Trust Company of New York ("U.S. Trust New York") and U.S. Trust Company of Connecticut ("U.S. Trust Connecticut" and, collectively with U.S. Trust New York, the "Investment Adviser" or "U.S. Trust") will consider such an event in determining whether a Fund should continue to hold the obligation.

          The payment of principal and interest on most securities purchased by the Tax-Exempt Funds will depend upon the ability of the issuers to meet their obligations. Each state, the District of Columbia, each of their political subdivisions, agencies, instrumentalities and authorities, and each multistate agency of which a state is a member, is a separate "issuer" as that term is used in this Statement of Additional Information and the Prospectus. An issuer's obligations under its Municipal Obligations are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, which may be enacted by Federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its Municipal Obligations may be materially adversely affected by litigation or other conditions.

          Private activity bonds are or have been issued to obtain funds to provide, among other things, privately operated housing facilities, pollution control facilities, convention or trade show facilities, mass transit, airport, port or parking facilities and certain local facilities for water supply, gas, electricity or sewage or solid waste disposal. Private activity bonds are also issued to privately held or publicly owned corporations in the financing of commercial or industrial facilities. State and local governments are authorized in most states to issue private activity bonds for such purposes in order to encourage corporations to locate within their communities. The principal and interest on these obligations may be payable from the general revenues of the users of such facilities.

          Among other instruments, the Tax-Exempt Funds may purchase short-term General Obligation Notes, Tax Anticipation Notes, Bond Anticipation Notes, Revenue Anticipation Notes, Tax-Exempt Commercial Paper, Construction Loan Notes and other forms of short-term loans. Such instruments are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements or other revenues. In addition, each Fund may invest in long-term tax-exempt instruments, such as municipal bonds and private activity bonds, to the extent consistent with the maturity restrictions applicable to it.

          Opinions relating to the validity of Municipal Obligations and to the exemption of interest thereon from Federal income tax are rendered by bond counsel to the respective issuers at the time of issuance. Neither Excelsior Tax-Exempt Fund nor the Investment Adviser will review the proceedings relating to the issuance of Municipal Obligations or the bases for such opinions.

          The IT Income and Managed Income Funds may, when deemed appropriate by the Investment Adviser in light of the Funds' investment objective, also invest in Municipal Obligations. Although yields on municipal obligations can generally be expected under normal market conditions to be lower than yields on corporate and U.S. Government obligations, from time to time municipal securities have outperformed, on a total return basis, comparable corporate and Federal debt obligations as a result of prevailing economic, regulatory or other circumstances. Dividends paid by the IT Income and Managed Income Funds that are derived from interest on municipal securities would be taxable to the Funds' shareholders for Federal income tax purposes.

          Insured Municipal Obligations
          -----------------------------

          The Tax-Exempt Funds may purchase Municipal Obligations which are insured as to timely payment of principal and interest at the time of purchase. The insurance policies will usually be obtained by the issuer of the bond at the time of its original issuance. Bonds of this type will be acquired only if at the time of purchase they satisfy quality requirements generally applicable to Municipal Obligations as described in the Prospectus. Although insurance coverage for the Municipal Obligations held by the Tax-Exempt Funds reduces credit risk by insuring that the Funds will receive timely payment of principal and interest, it does not protect against market fluctuations caused by changes in interest rates and other factors. Each Tax-Exempt Fund may invest more than 25% of its net assets in Municipal Obligations covered by insurance policies.

          Repurchase Agreements
          ---------------------

          The repurchase price under the repurchase agreements described in the Prospectuses generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement). Securities subject to repurchase agreements are held by the Funds' custodian (or sub-custodian) or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered loans by a Fund under the Investment Company Act of 1940, as amended (the "1940 Act").

          Securities Lending
          ------------------

          When the ST Government Fund, IT Income Fund and Managed Income Fund lend their portfolio securities, they continue to receive interest or dividends on the securities lent and may simultaneously earn interest on the investment of the cash loan collateral, which will be invested in readily marketable, high-quality, short-term obligations. Although voting rights, or rights to consent, attendant to securities lent pass to the borrower, such loans may be called at any time and will be called so that the securities may be voted by the pertinent Fund if a material event affecting the investment is to occur.

          Government Obligations
          ----------------------

          Examples of the types of U.S. Government obligations that may be held by the Funds include, in addition to U.S. Treasury Bills, the obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association, Federal National Mortgage Association, General Services Administration, Central Bank for Cooperatives, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks and Maritime Administration.

          When-Issued and Forward Transactions
          ------------------------------------

          When a Fund agrees to purchase securities on a "when-issued" or "forward commitment" basis, the custodian will set aside cash or liquid portfolio securities equal to the amount of the commitment in a separate account. Normally, the custodian will set aside portfolio securities to satisfy a purchase commitment and, in such case, the Fund may be required subsequently to place additional assets in the separate account in order to ensure that the value of the account remains equal to the amount of the Fund's commitment. It may be expected that a Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. Because a Fund will set aside cash or liquid assets to satisfy its purchase commitments in the manner described, its liquidity and ability to manage its portfolio might be affected in the event its forward commitments or commitments to purchase "when-issued" securities ever exceeded 25% of the value of its assets.

          A Fund will purchase securities on a "when-issued" or "forward commitment" basis only with the intention of completing the transaction. If deemed advisable as a matter of investment strategy, however, a Fund may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. In these cases, the Fund may realize a taxable capital gain or loss.

          When a Fund engages in "when-issued" or "forward commitment" transactions, it on the other party to consummate the trade. Failure of such other party to do so may result in the Fund incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

          The market value of the securities underlying a "when-issued" purchase or a forward commitment to purchase securities and any subsequent fluctuations in their market value are taken into account when determining the market value of a Fund starting on the day the Fund agrees to purchase the securities. The Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date.

          Stand-By Commitments
          --------------------

          The Managed Income and IT Income Funds and the Tax-Exempt Funds may acquire "stand-by commitments" with respect to Municipal Obligations held by them. Under a "stand-by commitment," a dealer or bank agrees to purchase from a Fund, at the Fund's option, specified Municipal Obligations at a specified price. The amount payable to a Fund upon its exercise of a "stand-by commitment" is normally (i) the Fund's acquisition cost of the Municipal Obligations (excluding any accrued interest which the Fund paid on their acquisition), less any amortized market premium or plus any amortized market or original issue discount during the period the Fund owned the securities, plus (ii) all interest accrued on the securities since the last interest payment date during that period. "Stand-by commitments" are exercisable by a Fund at any time before the maturity of the underlying Municipal Obligations, and may be sold, transferred or assigned by the Fund only with the underlying instruments.

          The Managed Income and IT Income Funds and the Tax-Exempt Funds expect that "stand-by commitments" will generally be available without the payment of any direct or indirect consideration. However, if necessary or advisable, a Fund may pay for a "stand-by commitment" either separately in cash or by paying a higher price for securities which are acquired subject to the commitment (thus reducing the yield to maturity otherwise available for the same securities). Where a Fund has paid any consideration directly or indirectly for a "stand-by commitment," its cost will be reflected as unrealized depreciation for the period during which the commitment was held by the Fund.

          The Managed Income and IT Income Funds and the Tax-Exempt Funds intend to enter into "stand-by commitments" only with banks and broker/dealers which, in the Investment Adviser's opinion, present minimal credit risks. In evaluating the creditworthiness of the issuer of a "stand-by commitment," the Investment Adviser will review periodically the issuer's assets, liabilities, contingent claims and other relevant financial information.

          Commercial Paper
          ----------------

          Investments by the Funds in commercial paper will consist of issues that are rated "A-2" or better by S&P or "Prime-2" or better by Moody's. In addition, each Fund may acquire unrated commercial paper that is determined by the Investment Adviser at the time of purchase to be of comparable quality to rated instruments that may be acquired by the particular Fund. Each Fund will generally limit its investments in such unrated commercial paper to 5% of its total assets.

          Futures Contracts
          -----------------

          Each Fund may invest in futures contracts (interest rate futures contracts or municipal bond index futures contracts, as applicable). Futures contracts will not be entered into for speculative purposes, but to hedge risks associated with a Fund's securities investments. Positions in futures contracts may be closed out only on an exchange which provides a secondary market for such futures. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position. In the event of adverse price movements, a Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if a Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, a Fund may be required to make delivery of the instruments underlying futures contracts it holds. The inability to close options and futures positions also could have an adverse impact on a Fund's ability to effectively hedge.

          Successful use of futures by a Fund is also subject to the Investment Adviser's ability to correctly predict movements in the direction of the market. For example, if a Fund has hedged against the possibility of a decline in the market adversely affecting securities held by it and securities prices increase instead, the Fund will lose part or all of the benefit to the increased value of its securities which it has hedged because it will have approximately equal offsetting losses in its futures positions. In addition, in some situations, if a Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. A Fund may have to sell securities at a time when it may be disadvantageous to do so.

          The risk of loss in trading futures contracts in some strategies can be substantial, due both to the low margin deposits required, and the extremely high degree of leverage involved in futures pricing. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss (as well as gain) to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, before any deduction for the transaction costs, if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the contract.

          Utilization of futures transactions by a Fund involves the risk of loss by a Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in a futures contract or related option.

          Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

          The trading of futures contracts is also subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other disruptions of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

          Forward Currency Transactions
          -----------------------------

          The Managed Income and IT Income Funds will conduct their currency exchange transactions either on a spot (i.e., cash) basis at the rate prevailing in the currency exchange markets, or by entering into forward currency contracts. A forward foreign currency contract involves an obligation to purchase or sell a specific currency for a set price at a future date. In this respect, forward currency contracts are similar to foreign currency futures contracts; however, unlike futures contracts which are traded on recognized commodities exchange, forward currency contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. Also, forward currency contracts usually involve delivery of the currency involved instead of cash payment as in the case of futures contracts.

          A Fund's participation in forward currency contracts will be limited to hedging involving either specific transactions or portfolio positions. Transaction hedging involves the purchase or sale of foreign currency with respect to specific receivables or payables of the Fund generally arising in connection with the purchase or sale of its portfolio securities. The purpose of transaction hedging is to "lock in" the U.S. dollar equivalent price of such specific securities. Position hedging is the sale of foreign currency with respect to portfolio security positions denominated or quoted in that currency. The Funds will not speculate in foreign currency exchange transactions. Transaction and position hedging will not be limited to an overall percentage of a Fund's assets, but will be employed as necessary to correspond to particular transactions or positions. A Fund may not hedge its currency positions to an extent greater than the aggregate market value (at the time of entering into the forward contract) of the securities held in its portfolio denominated, quoted in, or currently convertible into that particular currency. When the Funds engage in forward currency transactions, certain asset segregation requirements must be satisfied to ensure that the use of foreign currency transactions is unleveraged. When a Fund takes a long position in a forward currency contract, it must maintain a segregated account containing liquid assets equal to the purchase price of the contract, less any margin or deposit. When a Fund takes a short position in a forward currency contract, the Fund must maintain a segregated account containing liquid assets in an amount equal to the market value of the currency underlying such contract (less any margin or deposit), which amount must be at least equal to the market price at which the short position was established. Asset segregation requirements are not applicable when a Fund "covers" a forward currency position generally by entering into an offsetting position.

          The transaction costs to the Funds of engaging in forward currency transactions vary with factors such as the currency involved, the length of the contract period and prevailing currency market conditions. Because currency transactions are usually conducted on a principal basis, no fees or commissions are involved. The use of forward currency contracts does not eliminate fluctuations in the underlying prices of the securities being hedged, but it does establish a rate of exchange that can be achieved in the future. Thus, although forward currency contracts used for transaction or position hedging purposes may limit the risk of loss due to an increase in the value of the hedged currency, at the same time they limit potential gain that might result were the contracts not entered into. Further, the Investment Adviser may be incorrect in its expectations as to currency fluctuations, and a Fund may incur losses in connection with its currency transactions that it would not otherwise incur. If a price movement in a particular currency is generally anticipated, a Fund may not be able to contract to sell or purchase that currency at an advantageous price.

          At or before the maturity of a forward sale contract, a Fund may sell a portfolio security and make delivery of the currency, or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Fund will obtain, on the same maturity date, the same amount of the currency which it is obligated to deliver. If the Fund retains the portfolio security and engages in an offsetting transaction, the Fund, at the time of execution of the offsetting transaction, will incur a gain or a loss to the extent that movement has occurred in forward contract prices. Should forward prices decline during the period between a Fund's entering into a forward contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the Fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Fund will suffer a loss to the extent the price of the currency it has agreed to sell is less than the price of the currency it has agreed to purchase in the offsetting contract. The foregoing principles generally apply also to forward purchase contracts.

Additional Investment Limitations
---------------------------------

          In addition to the investment limitations disclosed in the Prospectuses, the Funds are subject to the investment limitations enumerated below. Fundamental investment limitations may be changed with respect to a Fund only by a vote of the holders of a majority of such Fund's outstanding Shares (as defined under "Miscellaneous" in the Prospectuses). However, investment limitations which are "operating policies" with respect to a Fund may be changed by Excelsior Fund's or Excelsior Tax-Exempt Fund's Board of Directors without shareholder approval.

          The following investment limitations are fundamental with respect to each Fund. No Fund may:

          1. Act as an underwriter of securities within the meaning of the Securities Act of 1933, except to the extent that the purchase of Municipal Obligations or other securities directly from the issuer thereof in accordance with the Tax-Exempt Funds' investment objectives, policies, and limitations may be deemed to be underwriting; and except insofar as the Managed Income Fund might be deemed to be an underwriter upon disposition of certain portfolio securities acquired within the limitation on purchases of restricted securities;

          2. Purchase or sell real estate, except that each Tax-Exempt Fund may invest in Municipal Obligations secured by real estate or interests therein, and the Managed Income and Intermediate-Term Managed Income Funds may purchase securities of issuers which deal in real estate and may purchase securities which are secured by interests in real estate; and

          3. Issue any senior securities, except insofar as any borrowing by each Fund in accordance with its investment limitations might be considered to be the issuance of a senior security; provided that each Fund may enter into futures contracts and futures options.

          The following investment limitation is fundamental with respect to the IT Tax-Exempt, LT Tax-Exempt and Managed Income Funds, but is an operating policy with respect to the Short-Term Tax-Exempt, ST Government and IT Income Funds. The Funds may not:

          4. Purchase securities on margin, make short sales of securities, or maintain a short position; provided that each Fund may enter into futures contracts and futures options.

The following investment limitation is fundamental with respect to each Tax-Exempt Fund. A Tax-Exempt Fund may not:

          5. Make loans, except that each Tax-Exempt Fund may purchase or hold debt obligations in accordance with its investment objective, policies, and limitations.

          The following investment limitation is fundamental with respect to the IT Tax-Exempt and LT Tax-Exempt Funds, but is an operating policy with respect to the Short-Term Tax-Exempt Fund. A Tax-Exempt Fund may not:

          6. Purchase securities of other investment companies (except as part of a merger, consolidation or reorganization or purchase of assets approved by the Fund's shareholders), provided that a Fund may purchase shares of any registered, open-end investment company, if immediately after any such purchase, the Fund does not (a) own more than 3% of the outstanding voting stock of any one investment company, (b) invest more than 5% of the value of its total assets in the securities of any one investment company, or (c) invest more than 10% of the value of its total assets in the aggregate in securities of investment companies.

          The following investment limitations are fundamental with respect to the Managed Income Fund, but are operating policies with respect to the IT Income and ST Government Funds. A Fixed-Income Fund may not:

          7. Invest in companies for the purpose of exercising management or control;

          8. Purchase foreign securities; provided that subject to the limit described below, the IT Income and Managed Income Funds may purchase (a) dollar-denominated debt obligations issued by foreign issuers, including foreign corporations and governments, by U.S. corporations outside the United States in an amount not to exceed 25% of its total assets at time of purchase; and (b) certificates of deposit, bankers' acceptances, or other similar obligations issued by domestic branches of foreign banks, or foreign branches of U.S. banks, in an amount not to exceed 20% of its total net assets; and

          9. Acquire any other investment company or investment company security, except in connection with a merger, consolidation, reorganization, or acquisition of assets or where otherwise permitted by the 1940 Act.

          The following investment limitations are fundamental with respect to the IT Tax-Exempt, LT Tax-Exempt and Managed Income Funds. The IT Tax-Exempt, LT Tax-Exempt and Managed Income Funds may not:

          10. Write or sell puts, calls, straddles, spreads, or combinations thereof; provided that each Fund may enter into futures contracts and futures options; and

          11. Purchase or sell commodity futures contracts, or invest in oil, gas, or mineral exploration or development programs; provided that the Funds may enter into futures contracts and futures options.

          The following investment limitation is fundamental with respect to the Short-Term Tax-Exempt, ST Government and IT Income Funds. The Short-Term Tax-Exempt, ST Government and IT Income Funds may not:

          12. Purchase or sell commodities or commodity futures contracts, or invest in oil, gas, or mineral exploration or development programs; provided that the Funds may enter into futures contracts and futures options.

          The following investment limitation is fundamental with respect to the IT Tax-Exempt and LT Tax-Exempt Funds. The IT Tax-Exempt and LT Tax-Exempt Funds may not:

          13. Invest in industrial revenue bonds where the payment of principal and interest are the responsibility of a company (including its predecessors) with less than three years of continuous operation.

          The following investment limitation is fundamental with respect to the Managed Income Fund. The Managed Income Fund may not:

          14. Invest more than 5% of its total assets in securities issued by companies which, together with any predecessor, have been in continuous operation for fewer than three years.

                                 *          *          *

          For the purpose of Investment Limitation No. 2, the prohibition of purchases of real estate includes acquisition of limited partnership interests in partnerships formed with a view toward investing in real estate, but does not prohibit purchases of shares in real estate investment trusts. The Funds do not currently intend to invest in real estate investment trusts.

          In addition to the above investment limitations, Excelsior Fund currently intends to limit the IT Income and Managed Income Funds' investments in warrants so that, valued at the lower of cost or market value, they do not exceed 5% of a Fund's net assets. For the purpose of this limitation, warrants acquired by the IT Income or Managed Income Fund in units or attached to securities will be deemed to be without value.

          The IT Tax-Exempt, LT Tax-Exempt and Managed Income Funds may not purchase or sell commodities.

          The Funds' transactions in futures contracts and futures options (including the margin posted by the Funds in connection with such transactions) are excluded from the Funds' prohibitions: against the purchase of securities on margin, short sales of securities and the maintenance of a short position; the issuance of senior securities; writing or selling puts, calls, straddles, spreads, or combinations thereof; and the mortgage, pledge or hypothecation of the Funds' assets.

          If a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in value of a Fund's portfolio securities will not constitute a violation of such limitation.

                ADDITIONAL PURCHASE AND REDEMPTION INFORMATION
                ----------------------------------------------

          Shares are continuously offered for sale by Edgewood Services, Inc. (the "Distributor"), a wholly-owned subsidiary of Federated Investors, Inc., and the Distributor has agreed to use appropriate efforts to solicit all purchase orders. As described in the Prospectus, Shares may be sold to customers ("Customers") of financial institutions ("Shareholder Organizations"). Shares are also offered for sale directly to institutional investors and to members of the general public. Different types of Customer accounts at the Shareholder Organizations may be used to purchase Shares, including eligible agency and trust accounts. In addition, Shareholder Organizations may automatically "sweep" a Customer's account not less frequently than weekly and invest amounts in excess of a minimum balance agreed to by the Shareholder Organization and its Customer in Shares selected by the Customer. Investors purchasing Shares may include officers, directors, or employees of the particular Shareholder Organization.

          The Companies have authorized certain brokers to accept on their behalf purchase, exchange and redemption orders. Such brokers are authorized to designate other intermediaries to accept purchase, exchange and redemption orders on behalf of the Companies. A Company will be deemed to have received a purchase, exchange or redemption order when such an authorized broker or designated intermediary accepts the order.

          Shares of the Funds are offered for sale at their net asset value per Share next computed after a purchase order is received in good order by the Companies' sub-transfer agent or after a purchase order is accepted by an authorized broker or designated intermediary. Similarly, an order for the exchange or redemption of Shares will receive the net asset value per Share next computed after the order is received in good order by the Companies' sub-transfer agent or after the order is accepted by an authorized broker or designated intermediary.

          Prior to February 14, 1997, Shares of the Funds were offered for sale with a maximum sales charge of 4.50%. For the fiscal years ended March 31, 1997 and 1996, total sales charges paid by shareholders with respect to the IT Tax-Exempt Fund were $314 and $1,621, respectively; with respect to the LT Tax-Exempt Fund were $8,085 and $15,633, respectively; and with respect to the Managed Income Fund were $2,072 and $727, respectively. Of these respective amounts, UST Distributors, Inc., the Funds' former distributor, retained $341 with respect to the IT Tax-Exempt Fund; $1,972 with respect to the LT Tax-Exempt Fund; and $653 with respect to the Managed Income Fund for the period from April 1, 1995 through July 31, 1995. The Distributor retained none of the foregoing sales charges with respect to the IT Tax-Exempt, LT Tax-Exempt and Managed Income Funds for the fiscal year ended March 31, 1997, and for the period from August 1, 1995 through March 31, 1996. The balance was paid to selling dealers.

          Total sales charges paid by shareholders of the Short-Term Tax-Exempt, ST Government and IT Income Funds for the fiscal years ended March 31, 1997 and 1996 were $292 and $1,523; $0 and $0; and $0 and $299, respectively. Of these respective amounts, UST Distributors, Inc., the Funds' former distributor, retained $1,523 with respect to the Short-Term Tax-Exempt Fund; $0 with respect to the ST Government Fund; and $20 with respect to the IT Income Fund for the period from April 1, 1995 through July 31, 1995. The Distributor retained none of the foregoing sales charges with respect to the Short-Term Tax-Exempt, ST Government and IT Income Funds for the fiscal year ended March 31, 1997, and for the period August 1, 1995 through March 31, 1996. The balance was paid to selling dealers.

          The Companies may suspend the right of redemption or postpone the date of payment for Shares for more than 7 days during any period when (a) trading on the New York Stock Exchange (the "Exchange") is restricted by applicable rules and regulations of the Securities and Exchange Commission (the "SEC"); (b) the Exchange is closed for other than customary weekend and holiday closings; (c) the SEC has by order permitted such suspension; or (d) an emergency exists as determined by the SEC.

          In the event that Shares are redeemed in cash at their net asset value, a shareholder may receive in payment for such Shares an amount that is more or less than his original investment due to changes in the market prices of that Fund's portfolio securities.

          Each Company reserves the right to honor any request for redemption or repurchase of a Fund's Shares by making payment in whole or in part in securities chosen by the Company and valued in the same way as they would be valued for purposes of computing a Fund's net asset value. If payment is made in securities, a shareholder may incur transaction costs in converting these securities into cash. Such redemptions in kind will be governed by Rule 18f-1 under the 1940 Act so that a Fund is obligated to redeem its Shares solely in cash up to the lesser of $250,000 or 1% of its net asset value during any 90-day period for any one shareholder of a Fund.

          Under certain circumstances, the Companies may, at their discretion, accept securities as payment for Shares. Securities acquired in this manner will be limited to securities issued in transactions involving a bona fide
                                                            ---- ----
reorganization or statutory merger, or other transactions involving securities that meet the investment objective and policies of any Fund acquiring such securities.

                                 INVESTOR PROGRAMS
                                 -----------------

Systematic Withdrawal Plan
--------------------------

          An investor who owns Shares with a value of $10,000 or more may begin a Systematic Withdrawal Plan. The withdrawal can be on a monthly, quarterly, semiannual or annual basis. There are four options for such systematic withdrawals. The investor may request:

   (1)  A fixed-dollar withdrawal;

   (2)  A fixed-share withdrawal;

   (3) A fixed-percentage withdrawal (based on the current value of the account); or

   (4)  A declining-balance withdrawal.

          Prior to participating in a Systematic Withdrawal Plan, the investor must deposit any outstanding certificates for Shares with Chase Global Funds Services Company, the Funds' sub-transfer agent. Under this Plan, dividends and distributions are automatically reinvested in additional Shares of a Fund. Amounts paid to investors under this Plan should not be considered as income. Withdrawal payments represent proceeds from the sale of Shares, and there will be a reduction of the shareholder's equity in the Fund involved if the amount of the withdrawal payments exceeds the dividends and distributions paid on the Shares and the appreciation of the investor's investment in the Fund. This in turn may result in a complete depletion of the shareholder's investment. An investor may not participate in a program of systematic investing in a Fund while at the same time participating in the Systematic Withdrawal Plan with respect to an account in that Fund. Customers of Shareholder Organizations may obtain information on the availability of, and procedures and fees relating to, the Systematic Withdrawal Plan directly from their Shareholder Organizations.

Exchange Privilege
------------------

          Investors and Customers of Shareholder Organizations may exchange Shares having a value of at least $500 for shares of any other portfolio of the Companies or for Trust Shares of Excelsior Institutional Trust. Shares may be exchanged by wire, telephone or mail and must be made to accounts of identical registration. There is no exchange fee imposed by the Companies or Excelsior Institutional Trust. In order to prevent abuse of this privilege to the disadvantage of other shareholders, the Companies and Excelsior Institutional Trust reserve the right to limit the number of exchange requests of investors to no more than six per year. The Companies and Excelsior Institutional Trust may modify or terminate the exchange program at any time upon 60 days' written notice to shareholders, and may reject any exchange request. Customers of Shareholder Organizations may obtain information on the availability of, and the procedures and fees relating to, such program directly from their Shareholder Organizations.

          For Federal income tax purposes, exchanges are treated as sales on which the shareholder will realize a gain or loss, depending upon whether the value of the Shares to be given up in exchange is more or less than the basis in such Shares at the time of the exchange. Generally, a shareholder may include sales loads incurred upon the purchase of Shares in his or her tax basis for such Shares for the purpose of determining gain or loss on a redemption, transfer or exchange of such Shares. However, if the shareholder effects an exchange of Shares for shares of another portfolio of the Companies within 90 days of the purchase and is able to reduce the sales load otherwise applicable to the new shares (by virtue of the Companies' exchange privilege), the amount equal to such reduction may not be included in the tax basis of the shareholder's exchanged Shares but may be included (subject to the limitation) in the tax basis of the new shares.

Other Investor Programs
-----------------------

          As described in the Prospectuses, Shares of the Funds may be purchased in connection with the Automatic Investment Program. Shares of the Managed Income, IT Income and ST Government Funds may also be purchased in connection with certain Retirement Programs. Customers of Shareholder Organizations may obtain information on the availability of, and the procedures and fees relating to, such programs directly from their Shareholder Organizations.


                         DESCRIPTION OF CAPITAL STOCK
                         ----------------------------

          Excelsior Fund's Charter authorizes its Board of Directors to issue up to thirty-five billion full and fractional shares of capital stock; Excelsior Tax-Exempt Fund's Charter authorizes its Board of Directors to issue up to fourteen billion full and fractional shares of capital stock. Both Charters authorize the respective Boards of Directors to classify or reclassify any unissued shares of the respective Companies into one or more additional classes or series by setting or changing in any one or more respects their respective preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications, and terms and conditions of redemption. The Prospectuses describe the classes of shares into which the Companies' authorized capital is currently classified. Prior to December 28, 1995, Excelsior Fund and Excelsior Tax-Exempt Fund were known as "UST Master Funds, Inc." and "UST Master Tax-Exempt Funds, Inc.," respectively.

          Shares have no preemptive rights and only such conversion or exchange rights as the Boards of Directors may grant in their discretion. When issued for payment as described in the Prospectuses, Shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of a Fund, shareholders of that Fund are entitled to receive the assets available for distribution belonging to that Fund and a proportionate distribution, based upon the relative asset values of the portfolios of the Company involved, of any general assets of that Company not belonging to any particular portfolio of that Company which are available for distribution. In the event of a liquidation or dissolution of either Company, shareholders of such Company will be entitled to the same distribution process.

          Shareholders of the Companies are entitled to one vote for each full share held, and fractional votes for fractional shares held, and will vote in the aggregate and not by class, except as otherwise required by the 1940 Act or other applicable law or when the matter to be voted upon affects only the interests of the shareholders of a particular class. Voting rights are not cumulative and, accordingly, the holders of more than 50% of the aggregate of a Company's outstanding shares may elect all of that Company's directors, regardless of the votes of other shareholders.

          Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as each Company shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each portfolio affected by the matter. A portfolio is affected by a matter unless it is clear that the interests of each portfolio in the matter are substantially identical or that the matter does not affect any interest of the portfolio. Under the Rule, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a portfolio only if approved by a majority of the outstanding shares of such portfolio. However, the Rule also provides that the ratification of the appointment of independent public accountants and the election of directors may be effectively acted upon by shareholders of each Company voting without regard to class.

          The Companies' Charters authorize the Boards of Directors, without shareholder approval (unless otherwise required by applicable law), to: (a) sell and convey the assets of a Fund to another management investment company for consideration which may include securities issued by the purchaser and, in connection therewith, to cause all outstanding Shares of the Fund involved to be redeemed at a price which is equal to their net asset value and which may be paid in cash or by distribution of the securities or other consideration received from the sale and conveyance; (b) sell and convert a Fund's assets into money and, in connection therewith, to cause all outstanding Shares to be redeemed at their net asset value; or (c) combine the assets belonging to a Fund with the assets belonging to another portfolio of the Company involved, if the Board of Directors reasonably determines that such combination will not have a material adverse effect on shareholders of any portfolio participating in such combination, and, in connection therewith, to cause all outstanding shares of any portfolio to be redeemed at their net asset value or converted into shares of another class of the Company's capital stock at net asset value. The exercise of such authority by the Boards of Directors will be subject to the provisions of the 1940 Act, and the Boards of Directors will not take any action described in this paragraph unless the proposed action has been disclosed in writing to the particular Fund's shareholders at least 30 days prior thereto.

          Notwithstanding any provision of Maryland law requiring a greater vote of the Companies' Common Stock (or of the Shares of a Fund voting separately as a class) in connection with any corporate action, unless otherwise provided by law (for example, by Rule

18f-2, discussed above) or by the Companies' Charters, the Companies may take or authorize such action upon the favorable vote of the holders of more than 50% of the outstanding Common Stock of the particular Company voting without regard to class.


                            MANAGEMENT OF THE FUNDS
                           -----------------------

Directors and Officers
----------------------

          The directors and executive officers of the Companies, their addresses, ages, principal occupations during the past five years, and other affiliations are as follows:

                                                                 Principal Occupation During
                                 Position with                   Past 5 Years and
Name and Address                 the Companies                   Other Affiliations
----------------                 -------------                   ---------------------------

Frederick S. Wonham\1\        Chairman of the Board,           Retired; Director of Excelsior Fund and
238 June Road                 President and Treasurer          Excelsior Tax-Exempt Fund (since 1995); Trustee
Stamford, CT  06903                                            of Excelsior Funds and Excelsior Institutional
Age: 67                                                        Trust (since 1995); Vice Chairman of U.S. Trust
                                                               Corporation and U.S. Trust New York (from
                                                               February 1990 until September 1995); and
                                                               Chairman, U.S. Trust Connecticut (from March
                                                               1993 to May 1997).

Donald L. Campbell            Director                         Retired; Director of Excelsior Fund and
333 East 69th Street                                           Excelsior Tax-Exempt Fund (since 1984);
Apt. 10-H                                                      Director of UST Master Variable Series, Inc.
New York, NY  10021                                            (from 1994 to June 1997); Trustee of Excelsior
Age: 72                                                        Institutional Trust (since 1995); and Director,
                                                               Royal Life Insurance Co. of New York (since
                                                               1991).

Rodman L. Drake               Director                         Director of Excelsior Fund and Excelsior
Continuation Investments                                       Tax-Exempt Fund (since 1996); Trustee of
Group, Inc.                                                    Excelsior Institutional Trust and Excelsior
1251 Avenue of the Americas,                                   Funds (since 1994); Director, Parsons
9th Floor                                                      Brinkerhoff Energy Services Inc. (since 1996);
New York, NY  10020                                            Director, Parsons Brinkerhoff, Inc.
Age: 55                                                        (engineering firm) (since 1995); President,
                                                               Continuation Investments Group, Inc. (since
                                                               1997); President, Mandrake Group (investment
                                                               and consulting firm) (1994-1997); Director,
                                                               Hyperion Total Return Fund, Inc. and four other
                                                               funds for which Hyperion Capital Management,
                                                               Inc. serves as investment adviser (since 1991);
                                                               Co-Chairman, KMR Power Corporation (power
                                                               plants) (form 1993 to 1996); Director, The
                                                               Latin America Smaller Companies Fund, Inc.
                                                               (since 1993); Member of Advisory Board,
                                                               Argentina Private Equity Fund L.P. (from 1992
                                                               to 1996) and Garantia L.P. (Brazil) (from 1993
                                                               to 1996); and Director, Mueller Industries,
                                                               Inc. (from 1992 to 1994).

Joseph H. Dugan               Director                         Retired; Director of Excelsior Fund and

1. This director is considered to be an "interested person" of Excelsior Fund and Excelsior Tax-Exempt Fund as defined in the 1940 Act.

                                                                 Principal Occupation During
                                 Position with                   Past 5 Years and
Name and Address                 the Companies                   Other Affiliations
----------------                 -------------                   ---------------------------

913 Franklin Lake Road                                         Excelsior Tax-Exempt Fund (since 1984);
Franklin Lakes, NJ  07417                                      Director of UST Master Variable Series, Inc.
Age: 73                                                        (from 1994 to June 1997); and Trustee of
                                                               Excelsior Institutional Trust (since 1995).

Wolfe J. Frankl               Director                         Retired; Director of Excelsior Fund and
2320 Cumberland Road                                           Excelsior Tax-Exempt Fund (since 1986);
Charlottesville, VA  22901                                     Director of UST Master Variable Series, Inc.
Age: 77                                                        (from 1994 to June 1997); Trustee of Excelsior
                                                               Institutional Trust (since 1995); Director,
                                                               Deutsche Bank Financial, Inc. (since 1989);
                                                               Director, The Harbus Corporation (since 1951);
                                                               and Trustee, HSBC Funds Trust and HSBC Mutual
                                                               Funds Trust (since 1988).

W. Wallace McDowell, Jr.      Director                         Director of Excelsior Fund and Excelsior
c/o Prospect Capital Corp.                                     Tax-Exempt Fund (since 1996); Trustee of
43 Arch Street                                                 Excelsior Institutional Trust and Excelsior
Greenwich, CT  06830                                           Funds  (since 1994); Private Investor (since
Age: 61                                                        1994); Managing Director, Morgan Lewis Githens
                                                               & Ahn (from 1991 to 1994); and Director, U.S.
                                                               Homecare Corporation (since 1992), Grossmans,
                                                               Inc. (from 1993 to 1996), Children's Discovery
                                                               Centers (since 1984), ITI Technologies, Inc.
                                                               (since 1992) and Jack Morton Productions (since
                                                               1987).

Jonathan Piel                 Director                         Director of Excelsior Fund and Excelsior
558 E. 87th Street                                             Tax-Exempt Fund (since 1996); Trustee of
New York, NY  10128                                            Excelsior Institutional Trust and Excelsior
Age: 59                                                        Funds (since 1994); Vice President and Editor,
                                                               Scientific American, Inc. (from 1986 to 1994);
                                                               Director, Group for The South Fork,
                                                               Bridgehampton, New York (since 1993); and
                                                               Member, Advisory Committee, Knight Journalism
                                                               Fellowships, Massachusetts Institute of
                                                               Technology (since 1984).

                                                                 Principal Occupation During
                                 Position with                   Past 5 Years and
Name and Address                 the Companies                   Other Affiliations
----------------                 -------------                   ---------------------------

Robert A. Robinson            Director                         Director of Excelsior Fund and Excelsior
Church Pension Fund                                            Tax-Exempt Fund (since 1987); Director of UST
800 Second Avenue                                              Master Variable Series, Inc. (from 1994 to June
New York, NY  10017                                            1997); Trustee of Excelsior Institutional Trust
Age: 72                                                        (since 1995); President Emeritus, The Church
                                                               Pension Fund and its affiliated companies
                                                               (since 1966); Trustee, H.B. and F.H. Bugher
                                                               Foundation and Director of its wholly owned
                                                               subsidiaries -- Rosiclear Lead and Flourspar
                                                               Mining Co. and The Pigmy Corporation (since
                                                               1984); Director, Morehouse Publishing Co.
                                                               (1974-1998); Trustee, HSBC Funds Trust and HSBC
                                                               Mutual Funds Trust (since 1982); and Director,
                                                               Infinity Funds, Inc. (since 1995).

Alfred C. Tannachion/1/       Director                         Retired; Director of  Excelsior Fund and
6549 Pine Meadows Drive                                        Excelsior Tax-Exempt Fund (since 1985);
Spring Hill, FL  34606                                         Chairman of the Board of Excelsior Fund and
Age: 72                                                        Excelsior Tax-Exempt Fund (1991-1997) and
                                                               Excelsior Institutional Trust (1996-1997);
                                                               President and Treasurer of Excelsior Fund and
                                                               Excelsior Tax-Exempt Fund (1994-1997) and
                                                               Excelsior Institutional Trust (1996-1997);
                                                               Chairman of the Board, President and Treasurer
                                                               of UST Master Variable Series, Inc.
                                                               (1994-1997); and Trustee of Excelsior
                                                               Institutional Trust (since 1995).

1. This director is considered to be an "interested person" of Excelsior Fund and Excelsior Tax-Exempt Fund as defined in the 1940 Act.

                                                               Principal Occupation During
                              Position with                    Past 5 Years and
Name and Address              the Companies                    Other Affiliations
----------------              -------------                    ---------------------------

W. Bruce McConnel, III        Secretary                        Partner of the law firm of Drinker Biddle &
Philadelphia National                                          Reath LLP.
Bank Building
1345 Chestnut Street
Philadelphia, PA 19107
Age: 55

Michael P. Malloy             Assistant Secretary              Partner of the law firm of Drinker Biddle &
Philadelphia National                                          Reath LLP.
Bank Building
1345 Chestnut Street
Philadelphia, PA  19107
Age: 39

Edward Wang                   Assistant                        Manager of Blue Sky Compliance, Chase Global
Chase Global Funds            Secretary                        Funds Services Company (November 1996 to
 Services Company                                              present); and Officer and Manager of Financial
73 Tremont Street                                              Reporting, Investors Bank & Trust Company
Boston, MA  02108-3913                                         (January 1991 to November 1996).
Age: 37


John M. Corcoran              Assistant                        Vice President, Director of Fund
Chase Global Funds            Treasurer                        Administration, Chase Global Funds Services
  Services Company                                             Company (since April 1998); Vice President,
73 Tremont Street                                              Senior Manager of Fund Administration, Chase
Boston, MA  02108-3913                                         Global Funds Services Company (from July 1996
Age: 33                                                        to April 1998); Second Vice President, Manager
                                                               of Fund Administration, Chase Global Funds
                                                               Services Company (from October 1993 to July
                                                               1996); and Audit Manager, Ernst & Young LLP
                                                               (from August 1987 to September 1993).

          Each director receives an annual fee of $9,000 with respect to each Company plus a per-Company meeting fee of $1,500 for each meeting attended and is reimbursed for expenses incurred in attending meetings. The Chairman of the Board is entitled to receive an additional $5,000 per annum for services in such capacity. Drinker Biddle & Reath LLP, of which Messrs. McConnel and Malloy are partners, receives legal fees as counsel to the Companies. The employees of Chase Global Funds Services Company do not receive any compensation from the Companies for acting as officers of the Companies. No person who is currently an officer, director or employee of the Investment Adviser serves as an officer, director or employee of the Companies. As of July 8, 1998, the directors and officers of each Company as a group owned beneficially less than 1% of the outstanding shares of each fund of each Company, and less than 1% of the outstanding shares of all funds of each Company in the aggregate.

          The following chart provides certain information about the fees received by the Companies' directors in the most recently completed fiscal year.

                                               Pension or
                                               Retirement        Total
                                                Benefits      Compensation
                                               Accrued as  from the Companies
                                Aggregate       Part of         and Fund
         Name of            Compensation from     Fund       Complex* Paid
     Person/Position          the Companies     Expenses      to Directors
     ---------------        -----------------  ----------  ------------------

Donald L. Campbell                    $33,000     None           $38,000(3)**
Director

Rodman L. Drake                       $30,000     None           $39,500(4)**
Director

Joseph H. Dugan                       $33,000     None           $38,000(3)**
Director

Wolfe J. Frankl                       $31,500     None           $36,500(3)**
Director

W. Wallace McDowell, Jr.              $28,500     None           $38,000(4)**
Director

Jonathan Piel                         $33,000     None           $43,000(4)**
Director

Robert A. Robinson                    $33,000     None           $38,000(3)**
Director

Alfred C. Tannachion                  $33,000     None           $38,000(3)**
Director

Frederick S. Wonham                   $43,000     None           $53,000(4)**
Chairman of the Board,
President and Treasurer

---------------------------

* The "Fund Complex" consists of Excelsior Fund, Excelsior Tax-Exempt Fund, Excelsior Funds and Excelsior Institutional Trust.

** Number of investment companies in the Fund Complex for which director served as director or trustee.

Investment Advisory and Administration Agreements
-------------------------------------------------

          United States Trust Company of New York ("U.S. Trust New York") and U.S. Trust Company of Connecticut ("U.S. Trust Connecticut" and, collectively with U.S. Trust New York, "U.S. Trust" or the "Investment Adviser") serve as Investment Adviser to the Funds. In the Investment Advisory Agreements, U.S. Trust has agreed to provide the services described in the Prospectuses. The Investment Adviser has also agreed to pay all expenses incurred by it in connection with its activities under the respective agreements other than the cost of securities, including brokerage commissions, if any, purchased for the Funds.

          Prior to May 16, 1997, U.S. Trust New York served as investment adviser to the Funds pursuant to an advisory agreement substantially similar to the Investment Advisory Agreement currently in effect for the Funds.

          For the fiscal year ended March 31, 1998, the particular Company paid U.S. Trust advisory fees of $72,860, $260,708, $1,203,851, $99,010, $746,025 and
$545,298 with respect to the ST Government, IT Income, Managed Income, Short-Term Tax-Exempt, IT Tax-Exempt and LT Tax-Exempt Funds, respectively. For the same period, U.S. Trust waived advisory fees totaling $21,549, $42,260, $243,873, $24,358, $133,635 and $89,459 with respect to the ST Government, IT Income, Managed Income, Short-Term Tax-Exempt, IT Tax-Exempt and LT Tax-Exempt Funds, respectively.

          For the fiscal year ended March 31, 1997, the particular Company paid U.S. Trust New York advisory fees of $63,713, $217,254, $1,185,427, $95,564,
$741,452 and $457,137 with respect to the ST Government, IT Income, Managed Income, Short-Term Tax-Exempt, IT Tax-Exempt and LT Tax-Exempt Funds, respectively. For the same period, U.S. Trust New York waived advisory fees totaling $21,478, $35,586, $77,751, $28,208, $140,769 and $69,305 with respect to the ST Government, IT Income, Managed Income, Short-Term Tax-Exempt, IT Tax-Exempt and LT Tax-Exempt Funds, respectively.

          For the fiscal year ended March 31, 1996, the particular Company paid U.S. Trust New York advisory fees of $46,513, $187,185, $602,962, $116,249,
$754,048 and $391,724 with respect to the ST Government, IT Income, Managed Income, Short-Term Tax-Exempt, IT Tax-Exempt and LT Tax-Exempt Funds, respectively. For the same period, U.S. Trust New York waived advisory fees totaling $20,410, $22,783, $46,807, $26,523, $117,024 and $47,791 with respect to the ST Government, IT Income, Managed Income, Short-Term Tax-Exempt, IT Tax-Exempt and LT Tax-Exempt Funds, respectively.

          The Investment Advisory Agreements provide that the Investment Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Funds in connection with the performance of such agreements, except that the Investment Adviser shall be jointly, but not severally, liable for a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for advisory services or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Investment Adviser in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder. In addition, the Investment Adviser has undertaken in the Investment Advisory Agreement to maintain its policy and practice of conducting its Asset Management Group independently of its Banking Group.

          Chase Global Funds Services Company ("CGFSC"), Federated Administrative Services, an affiliate of the Distributor, and U.S. Trust Connecticut (the "Administrators") serve as the Funds' administrators. Under the Administration Agreements, the Administrators have agreed to maintain office facilities for the Funds, furnish the Funds with statistical and research data, clerical, accounting and bookkeeping services, and certain other services required by the Funds, and to compute the net asset value, net income, "exempt interest dividends" and realized capital gains or losses, if any, of the respective Funds. The Administrators prepare semiannual reports to the SEC, prepare Federal and state tax returns, prepare filings with state securities commissions, arrange for and bear the cost of processing Share purchase and redemption orders, maintain the Funds' financial accounts and records, and generally assist in the Funds' operations.

          Prior to May 16, 1997, CGFSC, Federated Administrative Services and U.S. Trust New York served as the Funds' administrators pursuant to an administrative agreement substantially similar to the Administration Agreement currently in effect for the Funds. Prior to August 1, 1995, administrative services were provided to the Funds by CGFSC and Concord Holding Corporation (collectively, the "former administrators") under administration agreements having substantially the same terms as the Administration Agreements currently in effect.



          For the fiscal year ended March 31, 1998, Excelsior Tax-Exempt Fund paid CGFSC, Federated Administrative Services and U.S. Trust $62,813, $383,863 and $189,687 in the aggregate with respect to the Short-Term Tax-Exempt, IT Tax-Exempt and LT Tax-Exempt Funds, respectively. For the same period, Excelsior Fund paid CGFSC, Federated Administrative Services and U.S. Trust $48,138,

$132,050 and $294,955 in the aggregate with respect to the ST Government, IT Income and Managed Income Funds, respectively. For the same period, CGFSC, Federated Administrative Services and U.S. Trust waived fees totaling $11, $390, $381, $104, $674 and $4,549 with respect to the ST Government, IT Income, Managed Income, Short-Term Tax-Exempt, IT Tax-Exempt and LT Tax-Exempt Funds, respectively.

          For the fiscal year ended March 31, 1997, Excelsior Tax-Exempt Fund paid CGFSC, Federated Administrative Services and U.S. Trust New York $63,343, $387,111 and $160,259 in the aggregate with respect to the Short-Term Tax-Exempt, IT Tax-Exempt and LT Tax-Exempt Funds, respectively. For the same period, Excelsior Fund paid CGFSC, Federated Administrative Services and U.S. Trust New York $43,657, $110,146 and $258,438 in the aggregate with respect to the ST Government, IT Income and Managed Income Funds, respectively. For the same period, CGFSC, Federated Administrative Services and U.S. Trust New York waived fees totaling $1, $909, $468, $96, $489 and $1,651 with respect to the ST Government, IT Income, Managed Income, Short-Term Tax-Exempt, IT Tax-Exempt and LT Tax-Exempt Funds, respectively.

          For the period August 1, 1995 through March 31, 1996, Excelsior Tax-Exempt Fund paid CGFSC, Federated Administrative Services and U.S. Trust New York $33,906, $258,662 and $91,594 in the aggregate with respect to the Short-Term Tax-Exempt, IT Tax-Exempt and LT Tax-Exempt Funds, respectively. For the same period, Excelsior Fund paid CGFSC, Federated Administrative Services and U.S. Trust New York $38,330, $64,035 and $89,196 in the aggregate with respect to the ST Government, IT Income and Managed Income Funds, respectively. For the same period, CGFSC, Federated Administrative Services and U.S. Trust New York waived administration fees totaling $30, $1,567, $412, $15,466, $494 and $1,782 with respect to the ST Government, IT Income, Managed Income, Short-Term Tax-Exempt, IT Tax-Exempt and LT Tax-Exempt Funds, respectively.

          For the period April 1, 1995 through July 31, 1995, Excelsior Tax-Exempt Fund paid the former administrators $23,993, $124,638 and $41,586 in the aggregate with respect to the Short-Term Tax-Exempt, IT Tax-Exempt and LT Tax-Exempt Funds, respectively. For the same period, Excelsior Fund paid the former administrators $11,576, $26,526 and $43,727 in the aggregate with respect to the ST Government, IT Income and Managed Income Funds, respectively. For the same period, the former administrators waived administration fees totaling $64, $543, $474, $140, $820 and $160 with respect to the ST Government, IT Income, Managed Income, Short-Term Tax-Exempt, IT Tax-Exempt and LT Tax-Exempt Funds, respectively.

Shareholder Organizations
-------------------------

          As stated in the Prospectus, each Company has entered into agreements with certain Shareholder Organizations. Such agreements require the Shareholder Organizations to provide shareholder administrative services to their Customers who beneficially own Shares in consideration for a Fund's payment of not more than the annual rate of 0.40% of the average daily net assets of the Fund's Shares beneficially owned by Customers of the Shareholder Organization. Such services may include: (a) acting as recordholder of Shares; (b) assisting in processing purchase, exchange and redemption transactions; (c) providing periodic statements showing a Customer's account balances and confirmations of transactions by the Customer; (d) providing tax and dividend information to shareholders as appropriate; (e) transmitting proxy statements, annual reports, updated prospectuses and other communications from the Companies to Customers; and (f) providing or arranging for the provision of other related services.

          The Companies' agreements with Shareholder Organizations are governed by Administrative Services Plans (the "Plans") adopted by the Companies. Pursuant to the Plans, each Company's Board of Directors will review, at least quarterly, a written report of the amounts expended under the Company's agreements with Shareholder Organizations and the purposes for which the expenditures were made. In addition, the arrangements with Shareholder Organizations will be approved annually by a majority of each Company's directors, including a majority of the directors who are not "interested persons" of the Company as defined in the 1940 Act and have no direct or indirect financial interest in such arrangements (the "Disinterested Directors").

          Any material amendment to a Company's arrangements with Shareholder Organizations must be approved by a majority of the Company's Board of Directors (including a majority of the Disinterested Directors). So long as the Companies' arrangements with Shareholder Organizations are in effect, the selection and nomination of the members of the Companies' Boards of Directors who are not "interested persons" (as defined in the 1940 Act) of the Companies will be committed to the discretion of such Disinterested Directors.

          For the fiscal years ended March 31, 1998, 1997 and 1996, payments to Shareholder Organizations under the Plans totaled $24,462, $28,304 and $26,684; $134,309, $141,258 and $118,114; $94,008, $70,956 and $22,586; $19,835, $21,479
and $20,504; $42,650, $36,495 and $24,893; and $51,215, $78,219 and $47,693 with respect to the Short-Term Tax-Exempt, IT Tax-Exempt, LT Tax-Exempt, ST Government, IT Income and Managed Income Funds, respectively. Of these respective amounts, $24,157, $28,304 and $26,684; $131,684, $139,275 and
$115,826; $78,373, $68,722 and $22,586; $19,800, $21,479 and $20,504; $41,041,
$36,495 and $21,217; and $48,468, $77,550 and $46,426 were paid to affiliates of
U.S. Trust with respect to the Short-Term Tax-Exempt, IT Tax-Exempt, LT Tax-Exempt, ST Government, IT Income and Managed Income Funds, respectively.

Expenses
--------

          Except as otherwise noted, the Investment Adviser and the Administrators bear all expenses in connection with the performance of their services. The Funds bear the expenses incurred in their operations. Expenses of the Funds include: taxes; interest; fees (including fees paid to the Companies' directors and officers who are not affiliated with the Distributor or the Administrators); SEC fees; state securities qualification fees; costs of preparing and printing prospectuses for regulatory purposes and for distribution to shareholders; advisory, administration and administrative servicing fees; charges of the custodian, transfer agent and dividend disbursing agent; certain insurance premiums; outside auditing and legal expenses; cost of independent pricing service; costs of shareholder reports and meetings; and any extraordinary expenses. The Funds also pay for any brokerage fees and commissions in connection with the purchase of portfolio securities.

Custodian and Transfer Agent
----------------------------

          The Chase Manhattan Bank ("Chase") serves as custodian of the Funds' assets. Under the Custodian Agreements, Chase has agreed to: (i) maintain a separate account or accounts in the name of the Funds; (ii) make receipts and disbursements of money on behalf of the Funds; (iii) collect and receive income and other payments and distributions on account of the Funds' portfolio securities; (iv) respond to correspondence from securities brokers and others relating to its duties; (v) maintain certain financial accounts and records; and
(vi) make periodic reports to each Company's Board of Directors concerning the Funds' operations. Chase may, at its own expense, open and maintain custody accounts with respect to the Funds with other banks or trust companies, provided that Chase shall remain liable for the performance of all its custodial duties under the Custodian Agreements, notwithstanding any delegation.

          U.S. Trust New York serves as the Funds' transfer agent and dividend disbursing agent. In such capacity, U.S. Trust New York has agreed to: (i) issue and redeem Shares; (ii) address and mail all communications by the Funds to their shareholders, including reports to shareholders, dividend and distribution notices, and proxy materials for their meetings of shareholders;
(iii) respond to correspondence by shareholders and others relating to its duties; (iv) maintain shareholder accounts; and (v) make periodic reports to each Company's Board of Directors concerning the Funds' operations. For its transfer agency, dividend disbursing, and subaccounting services, U.S. Trust New York is entitled to receive $15.00 per annum per account and subaccount. In addition, U.S. Trust New York is entitled to be reimbursed for its out-of-pocket expenses for the cost of forms, postage, processing purchase and redemption orders, handling of proxies, and other similar expenses in connection with the above services.

          U.S. Trust New York may, at its own expense, delegate its transfer agency obligations to another transfer agent registered or qualified under applicable law, provided that U.S. Trust New York shall remain liable for the performance of all of its transfer agency duties under the Transfer Agency Agreements, notwithstanding any delegation. Pursuant to this provision in the agreements, U.S. Trust New York has entered into a sub-transfer agency arrangement with CGFSC, an affiliate of Chase, with respect to accounts of shareholders who are not Customers of U.S. Trust New York. For the services provided by CGFSC, U.S. Trust New York has agreed to pay CGFSC $15.00 per annum per account or subaccount plus out-of-pocket expenses. CGFSC receives no fee directly from the Companies for any of its sub-transfer agency services. U.S. Trust New York may, from time to time, enter into sub-transfer agency arrangements with third party providers of transfer agency services.


                                 PORTFOLIO TRANSACTIONS
                                 ----------------------

          Subject to the general control of the Companies' Boards of Directors, the Investment Adviser is responsible for, makes decisions with respect to and places orders for all purchases and sales of portfolio securities of each of the Funds. Purchases and sales of portfolio securities will usually be principal transactions without brokerage commissions.

          The Funds may engage in short-term trading to achieve their investment objectives. Portfolio turnover may vary greatly from year to year as well as within a particular year. It is expected that the Funds' turnover rates may remain higher than those of many other investment companies with similar investment objectives and policies. However, since brokerage commissions are not normally paid on instruments purchased by the Funds, portfolio turnover is not expected to have a material effect on the net income of any of the Funds. The Funds' portfolio turnover rate may also be affected by cash requirements for redemptions of Shares and by regulatory provisions which enable the Funds to receive certain favorable tax treatment. Portfolio turnover will not be a limiting factor in making portfolio decisions. See "Financial Highlights" in the Prospectuses for the Funds' portfolio turnover rates.

          The Managed Income Fund's portfolio was restructured during the fiscal year ended March 31, 1998 following a change in such Fund's portfolio manager in August 1997. As a result, the Fund's portfolio turnover rate for the year was substantially higher than the turnover rates for prior fiscal years. The Investment Adviser expects that the Fund's portfolio turnover rate for the current fiscal year will be consistent with its historical average.

          Securities purchased and sold by the Funds are generally traded in the over-the-counter market on a net basis (i.e., without commission) through dealers, or otherwise involve transactions directly with the issuer of an instrument. The cost of securities purchased from underwriters includes an underwriting commission or concession, and the prices at which securities are purchased from and sold to dealers include a dealer's mark-up or markdown. With respect to over-the-counter transactions, the Funds, where possible, will deal directly with dealers who make a market in the securities involved, except in those situations where better prices and execution are available elsewhere.

          The Investment Advisory Agreements between the Companies and the Investment Adviser provide that, in executing portfolio transactions and selecting brokers or dealers, the Investment Adviser will seek to obtain the best net price and the most favorable execution. The

Investment Adviser shall consider factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer and whether such broker or dealer is selling shares of the Companies, and the reasonableness of the commission, if any, for the specific transaction and on a continuing basis.

          In addition, the Investment Advisory Agreements authorize the Investment Adviser, to the extent permitted by law and subject to the review of the Companies' Boards of Directors from time to time with respect to the extent and continuation of the policy, to cause the Funds to pay a broker which furnishes brokerage and research services a higher commission than that which might be charged by another broker for effecting the same transaction, provided that the Investment Adviser determines in good faith that such commission is reasonable in relation to the value of the brokerage and research services provided by such broker, viewed in terms of either that particular transaction or the overall responsibilities of the Investment Adviser to the accounts as to which it exercises investment discretion. Such brokerage and research services might consist of reports and statistics on specific companies or industries, general summaries of groups of stocks and their comparative earnings, or broad overviews of the stock market and the economy.

          Supplementary research information so received is in addition to and not in lieu of services required to be performed by the Investment Adviser and does not reduce the investment advisory fee payable by the Funds. Such information may be useful to the Investment Adviser in serving the Funds and other clients and, conversely, supplemental information obtained by the placement of business of other clients may be useful to the Investment Adviser in carrying out its obligations to the Funds.

          Portfolio securities will not be purchased from or sold to the Investment Adviser, the Distributor, or any affiliated person of either of them (as such term is defined in the 1940 Act) acting as principal, except to the extent permitted by the SEC.

          Investment decisions for the Funds are made independently from those for other investment companies, common trust funds and other types of funds managed by the Investment Adviser. Such other investment companies and funds may also invest in the same securities as the Funds. When a purchase or sale of the same security is made at substantially the same time on behalf of the Funds and another investment company or common trust fund, the transaction will be averaged as to price, and available investments allocated as to amount, in a manner which the Investment Adviser believes to be equitable to the Funds and such other investment company or common trust fund. In some instances, this investment procedure may adversely affect the price paid or received by the Funds or the size of the position obtained by the Funds. To the extent permitted by law, the Investment Adviser may aggregate the securities to be sold or purchased for the Funds with those to be sold or purchased for other investment companies or common trust funds in order to obtain best execution.

          The Companies are required to identify any securities of their regular brokers or dealers (as defined in Rule 10b-1 under the 1940 Act) or their parents held by the Funds as of the close of the most recent fiscal year. As of March 31, 1998, the

Managed Income Fund held the following securities of Excelsior Fund's regular brokers or dealers or their parents: a corporate bond issued by Morgan Stanley Dean Witter & Co. with a principal amount of $5,000,000; a corporate bond issued by Goldman Sachs Group with a principal amount of $5,000,000; and a corporate bond issued by Lehman Brothers Holdings with a principal amount of $5,000,000.


                                 INDEPENDENT AUDITORS
                                 --------------------

          Ernst & Young LLP, independent auditors, 200 Clarendon Street, Boston, MA 02116, serve as auditors of the Companies. The Funds' Financial Highlights included in the Prospectuses and the financial statements for the fiscal year ended March 31, 1998 incorporated by reference in this Statement of Additional Information have been audited by Ernst & Young LLP for the periods included in their reports thereon which appear therein.


                                 COUNSEL
                                 -------

          Drinker Biddle & Reath LLP (of which Mr. McConnel, Secretary of the Companies, and Mr. Malloy, Assistant Secretary of the Companies, are partners), Philadelphia National Bank Building, 1345 Chestnut Street, Philadelphia, Pennsylvania 19107, is counsel to the Companies and will pass upon the legality of the Shares offered by the Prospectuses.


                   ADDITIONAL INFORMATION CONCERNING TAXES
                   ---------------------------------------

Generally
---------

          The following supplements the tax information contained in the Prospectuses.

          Each of the Funds is treated as a separate corporate entity under the Internal Revenue Code of 1986, as amended (the "Code"), and intends to qualify as a regulated investment company. If, for any reason, a Fund does not qualify for a taxable year for the special Federal tax treatment afforded regulated investment companies, such Fund would be subject to Federal tax on all of its taxable income at regular corporate rates, without any deduction for distributions to shareholders. In such event, dividend distributions (whether or not derived from interest on Municipal Securities) would be taxable as ordinary income to shareholders to the extent of the Fund's current and accumulated earnings and profits and would be eligible for the dividends received deduction in the case of corporate shareholders.

          Each Fund intends to designate any distribution of the excess of net long-term capital gain over net short-term capital loss as a capital gain dividend in a written notice mailed to shareholders within 60 days after the close of the Fund's taxable year. Shareholders should note that, upon the sale or exchange of Shares, if the shareholder has not held such Shares for at least six months, any loss on the sale or exchange of those Shares will be treated as long-term capital loss to the extent of the capital gain dividends received with respect to the Shares.

          A 4% non-deductible excise tax is imposed on regulated investment companies that fail to currently distribute an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). Each Fund intends to make sufficient distributions or deemed distributions of their ordinary taxable income and any capital gain net income prior to the end of each calendar year to avoid liability for this excise tax.

          Each Fund will be required in certain cases to withhold and remit to the U.S. Treasury 31% of taxable dividends or gross proceeds realized upon sale paid to shareholders who have failed to provide a correct tax identification number in the manner required, who are subject to withholding by the Internal Revenue Service for failure properly to include on their return payments of taxable interest or dividends, or who have failed to certify to the Fund when required to do so either that they are not subject to backup withholding or that they are "exempt recipients."

Tax-Exempt Funds
----------------

          As stated in their Prospectus, the Tax-Exempt Funds are not intended to constitute a balanced investment program and are not designed for investors seeking capital appreciation or maximum tax-exempt income irrespective of fluctuations in principal. Shares of the Tax-Exempt Funds would not be suitable for tax-exempt institutions and may not be suitable for retirement plans qualified under Section 401 of the Code, H.R. 10 plans and individual retirement accounts because such plans and accounts are generally tax-exempt and, therefore, not only would not gain any additional benefit from the Tax-Exempt Funds' dividends being tax-exempt, but such dividends would be ultimately taxable to the beneficiaries when distributed to them. In addition, the Tax-Exempt Funds may not be an appropriate investment for entities which are "substantial users" of facilities financed by private activity bonds or "related persons" thereof. "Substantial user" is defined under the Treasury Regulations to include a non-exempt person who regularly uses a part of such facilities in his trade or business and whose gross revenues derived with respect to the facilities financed by the issuance of bonds are more than 5% of the total revenues derived by all users of such facilities, who occupies more than 5% of the usable area of such facilities or for whom such facilities or a part thereof were specifically constructed, reconstructed or acquired. "Related persons" include certain related natural persons, affiliated corporations, a partnership and its partners and an S corporation and its shareholders.

          In order for a Tax-Exempt Fund to pay exempt-interest dividends for any taxable year, at least 50% of the aggregate value of such Fund's portfolio must consist of exempt-interest obligations at the close of each quarter of its taxable year. Within 60 days after the close of the taxable year, each of the Tax-Exempt Funds will notify its shareholders of the portion of the dividends paid by that Fund which constitutes an exempt-interest dividend with respect to such taxable year. However, the aggregate amount of dividends so designated by that Fund cannot exceed the excess of the amount of interest exempt from tax under Section 103 of the Code received by that Fund during the taxable year over any amounts disallowed as deductions under Sections 265 and 171(a)(2) of the Code. The percentage of total dividends paid by each of the Tax-Exempt Funds with respect to any taxable year which qualifies as exempt-interest dividends will be the same for all shareholders receiving dividends from that Tax-Exempt Fund for such year.

          Interest on indebtedness incurred by a shareholder to purchase or carry a Tax-Exempt Fund's Shares generally is not deductible for Federal income tax purposes. In addition, if a shareholder holds Tax-Exempt Fund Shares for six months or less, any loss on the sale or exchange of those Shares will be disallowed to the extent of the amount of exempt-interest dividends received with respect to the Shares. The Treasury Department, however, is authorized to issue regulations reducing the six-month holding requirement to a period of not less than the greater of 31 days or the period between regular dividend distributions where the investment company regularly distributes at least 90% of its net tax-exempt interest. No such regulations had been issued as of the date of this Statement of Additional Information.

                         *             *            *



          The foregoing discussion is based on Federal tax laws and regulations which are in effect on the date of this Statement of Additional Information; such laws and regulations may be changed by legislative or administrative action. Shareholders are advised to consult their tax advisers concerning their specific situations and the application of state and local taxes.

                      PERFORMANCE AND YIELD INFORMATION
                      ---------------------------------

Yields and Performance
----------------------

          The Funds may advertise the standardized effective 30-day (or one month) yields calculated in accordance with the method prescribed by the SEC for mutual funds. Such yield will be calculated separately for each Fund according to the following formula:

                            a-b
               Yield = 2 [(-------- + 1)/6/ - 1]
                            cd

          Where:         a =  dividends and interest earned during the period.

                         b =  expenses accrued for the period (net of
                              reimbursements).

                         c = average daily number of Shares outstanding that were entitled to receive dividends.

                         d = maximum offering price per Share on the last day of the period.

          For the purpose of determining interest earned during the period (variable "a" in the formula), each of the Funds computes the yield to maturity of any debt obligation held by it based on the market value of the obligation (including actual accrued interest) at the close of business on the last business day of each month, or, with respect to obligations purchased during the month, the purchase price (plus actual accrued interest). Such yield is then divided by 360, and the quotient is multiplied by the market value of the obligation (including actual accrued interest) in order to determine the interest income on the obligation for each day of the subsequent month that the obligation is in the portfolio. It is assumed in the above calculation that each month contains 30 days. Also, the maturity of a debt obligation with a call provision is deemed to be the next call date on which the obligation reasonably may be expected to be called or, if none, the maturity date. Each of the Funds calculates interest gained on tax-exempt obligations issued without original issue discount and having a current market discount by using the coupon rate of interest instead of the yield to maturity. In the case of tax-exempt obligations with original issue discount, where the discount based on the current market value exceeds the then-remaining portion of original issue discount, the yield to maturity is the imputed rate based on the original issue discount calculation. Conversely, where the discount based on the current market value is less than the remaining portion of the original issue discount, the yield to maturity is based on the market value.

          Expenses accrued for the period (variable "b" in the formula) include all recurring fees charged by each of the Funds to all shareholder accounts and to the particular series of Shares in proportion to the length of the base period and that Fund's mean (or median) account size. Undeclared earned income will be subtracted from the maximum offering price per Share (variable "d" in the formula).

          Based on the foregoing calculations, the effective yields for Shares of the Short-Term Tax-Exempt, IT Tax-Exempt, LT Tax-Exempt, ST Government, IT Income and Managed Income Funds for the 30-day period ended March 31, 1998 were 3.34%, 3.70%, 4.28%, 5.01%, 5.31% and 5.15%, respectively.

          The "tax-equivalent" yield of the Short-Term Tax-Exempt, IT Tax-Exempt and LT Tax-Exempt Funds is computed by: (a) dividing the portion of the yield (calculated as above) that is exempt from Federal income tax by one minus a stated Federal income tax rate and (b) adding that figure to that portion, if any, of the yield that is not exempt from Federal income tax. Tax-equivalent yields assume the payment of Federal income taxes at a rate of 31%. Based on the foregoing calculations, the tax-equivalent yields of the Short-Term Tax-Exempt, IT Tax-Exempt and LT Tax-Exempt Funds for the 30-day period ended March 31, 1998 were 4.84%, 5.36% and 6.20%, respectively.

          Each Fund's "average annual total return" is computed by determining the average annual compounded rate of return during specified periods that equates the initial amount invested to the ending redeemable value of such investment according to the following formula:

                           ERV  1/n/
                    T = [(-----) - 1]
                           P

               Where:     T = average annual total return.

                        ERV = ending redeemable value of a hypothetical $1,000
                              payment made at the beginning of the 1, 5 or 10 year (or other) periods at the end of the applicable period (or a fractional portion thereof).

                         P =  hypothetical initial payment of $1,000.

                         n = period covered by the computation, expressed in years.

          Each Fund may also advertise the "aggregate total return" for its Shares, which is computed by determining the aggregate compounded rates of return during specified periods that likewise equate the initial amount invested to the ending redeemable value of such investment. The formula for calculating aggregate total return is as follows:

                                                ERV
                    Aggregate Total Return = [(------)] - 1
                                                 P


          The above calculations are made assuming that (1) all dividends and capital gain distributions are reinvested on the reinvestment dates at the price per Share existing on the reinvestment date, (2) all recurring fees charged to all shareholder accounts are included, and (3) for any account fees that vary with the size of the account, a mean (or median) account size in the Fund during the periods is reflected. The ending redeemable value (variable "ERV', in the formula) is determined by assuming complete redemption of the hypothetical investment after deduction of all nonrecurring charges at the end of the measuring period.

          Based on the foregoing calculations, the total returns for Shares of the Short-Term Tax-Exempt, IT Tax-Exempt, LT Tax-Exempt, ST Government, IT Income and Managed Income Funds for the one year period ended March 31, 1998 were 5.01%, 8.81%, 12.18%, 6.47%, 11.37% and 12.79%, respectively. The average annual total returns for the Short-Term Tax-Exempt, IT Tax-Exempt, LT Tax-Exempt, ST Government, IT Income and Managed Income Funds for the five year period ended March 31, 1998 were 3.99%, 6.09%, 8.01%, 4.96%, 6.13% and 6.61%, respectively. The average annual total returns for the IT Tax-Exempt, LT Tax-Exempt and Managed Income Funds for the ten year period ended March 31, 1998 were 7.16%, 9.62% and 9.12%, respectively.

          The Funds may also from time to time include in advertisements, sales literature and communications to shareholders a total return figure that is not calculated according to the formula set forth above in order to compare more accurately a Fund's performance with other measures of investment return. For example, in comparing a Fund's total return with data published by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc. or Weisenberger Investment Company Service, or with the performance of an index, a Fund may calculate its aggregate total return for the period of time specified in the advertisement, sales literature or communication by assuming the investment of $10,000 in Shares and assuming the reinvestment of each dividend or other distribution at net asset value on the reinvestment date. Percentage increases are determined by subtracting the initial value of the investment from the ending value and by dividing the remainder by the beginning value.

          The total return and yield of a Fund may be compared to those of other mutual funds with similar investment objectives and to other relevant indices or to ratings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, the total return and/or yield of a Fund may be compared to data prepared by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc. and Weisenberger Investment Company Service. Total return and yield data as reported in national financial publications such as Money Magazine, Forbes,
                                                    ----- --------  ------
Barron's, The Wall Street Journal and The New York Times, or in publications of
--------  --- ---- ------ -------     --- --- ---- -----
a local or regional nature, may also be used in comparing the performance of a Fund. Advertisements, sales literature or reports to shareholders may from time to time also include a discussion and analysis of each Fund's performance, including without limitation, those factors, strategies and technologies that together with market conditions and events, materially affected each Fund's performance.

          The Funds may also from time to time include discussions or illustrations of the effects of compounding in advertisements. "Compounding" refers to the fact that, if dividends or other distributions of a Fund investment are reinvested by being paid in additional Fund shares, any future income or capital appreciations of a Fund would increase the value, not only of the original Fund investment, but also of the additional Fund shares received through reinvestment. As a result, the value of the Fund investment would increase more quickly than if dividends or other distributions had been paid in cash. The Funds may also include discussions or illustrations of the potential investment goals of a prospective investor, investment management techniques, policies or investment suitability of a Fund, economic conditions, the effects of inflation and historical performance of various asset classes, including but not limited to, stocks, bonds and Treasury bills. From time to time advertisements, sales literature or communications to shareholders may summarize the substance of information contained in shareholder reports (including the investment composition of a Fund), as well as the views of the Investment Adviser as to current market, economy, trade and interest rate trends, legislative, regulatory and monetary developments, investment strategies and related matters believed to be of relevance to a Fund. The Funds may also include in advertisements charts, graphs or drawings which illustrate the potential risks and rewards of investment in various investment vehicles, including but not limited to, stocks, bonds, Treasury bills and Shares of a Fund. In addition, advertisement, sales literature or shareholder communications may include a discussion of certain attributes or benefits to be derived by an investment in a Fund. Such advertisements or communicators may include symbols, headlines or other material which highlight or summarize the information discussed in more detail therein.


                                 MISCELLANEOUS
                                 -------------

          As used in the Prospectuses, "assets belonging to a Fund" means the consideration received upon the issuance of Shares in the Fund, together with all income, earnings, profits, and proceeds derived from the investment thereof, including any proceeds from the sale of such investments, any funds or payments derived from any reinvestment of such proceeds, and a portion of any general assets of the Company involved not belonging to a particular portfolio of that Company. In determining the net asset value of a Fund's Shares, assets belonging to the Fund are charged with the direct liabilities in respect of that Fund and with a share of the general liabilities of the Company involved which are normally allocated in proportion to the relative asset values of the Company's portfolios at the time of allocation. Subject to the provisions of the Companies' Charters, determinations by the Boards of Directors as to the direct and allocable liabilities and the allocable portion of any general assets with respect to a particular Fund are conclusive.

          As of July 8, 1998, U.S. Trust and its affiliates held of record substantially all of the Companies' outstanding shares as agent or custodian for their customers, but did not own such shares beneficially because they did not have voting or investment discretion with respect to such shares.

          As of July 8, 1998, the name, address and percentage ownership of each person that owned beneficially or of record 5% or more of the outstanding shares of a Fund were as follows: Short-Term Government Securities Fund:
                            -------------------------------------
International Planned Parenthood, c/o United States Trust Company of New York, 114 West 47th Street, New York, New York 10036, 6.65%; United States Trust Company of New York Trustee, FBO U.S. Trust Plan, c/o U.S. Trust Company of The Pacific Northwest, Attn: Jill Williams, 4380 S.W. Macadam Ave., Suite 450, Portland, Oregon 97201, 9.28%; and President and Director of Gonzaga College,
Attn: Dan Lahart, 19 Eye Street, N.W., Washington, D.C. 20001, 7.45%; Managed
                                                                      -------
Income Fund:  U.S. Trust Retirement Fund, c/o United States Trust Company of New
-----------
York, 114 West 47th Street, New York, New York 10036, 39.35%; and United States Trust Company of New York Trustee, FBO U.S. Trust Plan, Attn: Jill Williams, 4380 S.W. Macadam Ave., Suite 450, Portland, Oregon 97201, 5.56%; and Long-Term
                                                                      ---------
Tax-Exempt Fund:  Charles Schwab & Co., Inc., Special Custody A/C for Benefit of
---------------
Customers, Attn: Mutual Funds, 101 Montgomery Street, San Francisco, CA 94104, 7.44%.


                                 FINANCIAL STATEMENTS
                                 --------------------

          The audited financial statements and notes thereto in the Companies' Annual Reports to Shareholders for the fiscal year ended March 31, 1998 (the "1998 Annual Reports") for the Funds are incorporated in this Statement of Additional Information by reference. No other parts of the 1998 Annual Reports are incorporated by reference herein. The financial statements included in the 1998 Annual Reports for the ST Government, IT Income, Managed Income, Short-Term Tax-Exempt, IT Tax-Exempt and LT Tax-Exempt Funds have been audited by the Companies' independent auditors, Ernst & Young LLP, whose reports thereon also appear in the 1998 Annual Reports and are incorporated herein by reference.
Such financial statements have been incorporated herein in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing. Additional copies of the 1998 Annual Reports may be obtained at no charge by telephoning CGFSC at the telephone number appearing on the front page of this Statement of Additional Information.

                                 APPENDIX A
                                 ----------



Commercial Paper Ratings
------------------------

          A Standard & Poor's ("S&P") commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. The following summarizes the rating categories used by Standard and Poor's for commercial paper:

          "A-1" - Obligations are rated in the highest category indicating that the obligor's capacity to meet its financial commitment is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

          "A-2" - Obligations are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations rated "A-1". However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

          "A-3" - Obligations exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

          "B" - Obligations are regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

          "C" - Obligations are currently vulnerable to nonpayment and are dependent on favorable business, financial, and economic conditions for the obligor to meet its financial obligation.

          "D" - Obligations are in payment default. The "D" rating category is used when payments on an obligation are not made on the date due, even if the applicable grace period has not expired, unless S&P believes such payments will be made during such grace period. The "D" rating will also be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.


          Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually debt obligations not having an original maturity in excess of one year, unless explicitly noted. The following summarizes the rating categories used by Moody's for commercial paper:

          "Prime-1" - Issuers (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.


     "Prime-2" - Issuers (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

          "Prime-3" - Issuers (or supporting institutions) have an acceptable ability for repayment of senior short-term debt obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

          "Not Prime" - Issuers do not fall within any of the Prime rating categories.


          The three rating categories of Duff & Phelps for investment grade commercial paper and short-term debt are "D-1," "D-2" and "D-3." Duff & Phelps employs three designations, "D-1+," "D-1" and "D-1-," within the highest rating category. The following summarizes the rating categories used by Duff & Phelps for commercial paper:

          "D-1+" - Debt possesses the highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

          "D-1" - Debt possesses very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

          "D-1-" - Debt possesses high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

          "D-2" - Debt possesses good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

          "D-3" - Debt possesses satisfactory liquidity and other protection factors qualify issues as investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

          "D-4" - Debt possesses speculative investment characteristics. Liquidity is not sufficient to insure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation.

          "D-5" - Issuer has failed to meet scheduled principal and/or interest payments.


          Fitch IBCA short-term ratings apply to debt obligations that have time horizons of less than 12 months for most obligations, or up to three years for U.S. public finance securities. The following summarizes the rating categories used by Fitch IBCA for short-term obligations:

          "F1" - Securities possess the highest credit quality. This designation indicates the strongest capacity for timely payment of financial commitments and may have an added "+" to denote any exceptionally strong credit feature.

          "F2" - Securities possess good credit quality. This designation indicates a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of securities rated "F1".

          "F3" - Securities possess fair credit quality. This designation indicates that the capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

          "B" - Securities possess speculative credit quality. this designation indicates minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.


     "C" - Securities possess high default risk. This designation indicates that the capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

          "D" - Securities are in actual or imminent payment default.




          Thomson BankWatch short-term ratings assess the likelihood of an untimely payment of principal and interest of debt instruments with original maturities of one year or less. The following summarizes the ratings used by Thomson BankWatch:

          "TBW-1" - This designation represents Thomson BankWatch's highest category and indicates a very high likelihood that principal and interest will be paid on a timely basis.

          "TBW-2" - This designation represents Thomson BankWatch's second-highest category and indicates that while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1."

          "TBW-3" - This designation represents Thomson BankWatch's lowest investment-grade category and indicates that while the obligation is more susceptible to adverse developments (both internal and external) than those with higher ratings, the capacity to service principal and interest in a timely fashion is considered adequate.

          "TBW-4" - This designation represents Thomson BankWatch's lowest rating category and indicates that the obligation is regarded as non-investment grade and therefore speculative.

Corporate and Municipal Long-Term Debt Ratings
----------------------------------------------

          The following summarizes the ratings used by Standard & Poor's for corporate and municipal debt:

          "AAA" - An obligation rated "AAA" has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

          "AA" - An obligation rated "AA" differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

          "A" - An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

          "BBB" - An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

          "BB," "B," "CCC," "CC" and "C" - Debt is regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

          "BB" - Debt is less vulnerable to non-payment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

          "B" - Debt is more vulnerable to non-payment than obligations rated "BB", but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

          "CCC" - Debt is currently vulnerable to non-payment, and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

          "CC" - An obligation rated "CC" is currently highly vulnerable to non-payment.

          "C" - The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

          "D" - An obligation rated "D" is in payment default. This rating is used when payments on an obligation are not made on the date due, even if the applicable grace period has not expired, unless S & P believes that such payments will be made during such grace period. "D" rating is also used upon the filing of a bankruptcy petition or the taking of similar action if payments on an obligation are jeopardized.

          PLUS (+) OR MINUS (-) - The ratings from "AA" through "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

          "r" - This rating is attached to highlight derivative, hybrid, and certain other obligations that S & P believes may experience high volatility or high variability in expected returns due to non-credit risks. Examples of such obligations are: securities whose principal or interest return is indexed to equities, commodities, or currencies; certain swaps and options; and interest-only and principal-only mortgage securities. The absence of an "r" symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

     The following summarizes the ratings used by Moody's for corporate and municipal long-term debt:

          "Aaa" - Bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

          "Aa" - Bonds are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

          "A" - Bonds possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

          "Baa" - Bonds are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

          "Ba," "B," "Caa," "Ca," and "C" - Bonds that possess one of these ratings provide questionable protection of interest and principal ("Ba" indicates speculative elements; "B" indicates a general lack of characteristics of desirable investment; "Caa" are of poor standing; "Ca" represents obligations which are speculative in a high degree; and "C" represents the lowest rated class of bonds). "Caa," "Ca" and "C" bonds may be in default.

          Con. (---) - Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operation experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

          Note: Those bonds in the Aa, A, Baa, Ba and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols, Aa1, A1, Baa1, Ba1 and B1.

          The following summarizes the long-term debt ratings used by Duff & Phelps for corporate and municipal long-term debt:

          "AAA" - Debt is considered to be of the highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

          "AA" - Debt is considered of high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

          "A" - Debt possesses protection factors which are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

          "BBB" - Debt possesses below-average protection factors but such protection factors are still considered sufficient for prudent investment. Considerable variability in risk is present during economic cycles.

          "BB," "B," "CCC," "DD," and "DP" - Debt that possesses one of these ratings is considered to be below investment grade. Although below investment grade, debt rated "BB" is deemed likely to meet obligations when due. Debt rated "B" possesses the risk that obligations will not be met when due. Debt rated "CCC" is well below investment grade and has considerable uncertainty as to timely payment of principal, interest or preferred dividends. Debt rated "DD" is a defaulted debt obligation, and the rating "DP" represents preferred stock with dividend arrearages.

          To provide more detailed indications of credit quality, the "AA," "A," "BBB," "BB" and "B" ratings may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major categories.

          The following summarizes the ratings used by Fitch IBCA for corporate and municipal bonds:

          "AAA" - Bonds considered to be investment grade and of the highest credit quality. These ratings denote the lowest expectation of investment risk and are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is very unlikely to be adversely affected by foreseeable events.

          "AA" - Bonds considered to be investment grade and of very high credit quality. These ratings denote a very low expectation of investment risk and indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

          "A" - Bonds considered to be investment grade and of high credit quality. These ratings denote a low expectation of investment risk and indicate strong capacity for timely payment of financial commitments. This capacity may, nevertheless, be more vulnerable to adverse changes in circumstances or in economic conditions than bonds with higher ratings.

          "BBB" - Bonds considered to be investment grade and of good credit quality. These ratings denote that there is currently a low expectation of investment risk. The capacity for timely payment of financial commitments is adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this category.

          "BB" - Bonds considered to be speculative. These ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic changes over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

          "B" - Bonds are considered highly speculative. These ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

          "CCC", "CC", "C" - Bonds have high default risk. Capacity for meeting financial commitments is reliant upon sustained, favorable business or economic developments. "CC" ratings indicate that default of some kind appears probable, and "C" ratings signal imminent default.

          "DDD," "DD" and "D" - Bonds are in default. Securities are not meeting obligations and are extremely speculative. "DDD" designates the highest potential for recovery on these securities, and "D" represents the lowest potential for recovery.

          To provide more detailed indications of credit quality, the Fitch IBCA ratings from and including "AA" to "B" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major rating categories.

          Thomson BankWatch assesses the likelihood of an untimely repayment of principal or interest over the term to maturity of long term debt and preferred stock which are issued by United States commercial banks, thrifts and non-bank banks; non-United States banks; and broker-dealers. The following summarizes the rating categories used by Thomson BankWatch for long-term debt ratings:

          "AAA" - This designation represents the highest category assigned by Thomson BankWatch to long-term debt and indicates that the ability to repay principal and interest on a timely basis is extremely high.

          "AA" - This designation indicates a very strong ability to repay principal and interest on a timely basis with limited incremental risk compared to issues rated in the highest category.

          "A" - This designation indicates that the ability to repay principal and interest is strong. Issues rated "A" could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

          "BBB" - This designation represents Thomson BankWatch's lowest investment-grade category and indicates an acceptable capacity to repay principal and interest. Issues rated "BBB" are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

          "BB," "B," "CCC," and "CC," - These designations are assigned by Thomson BankWatch to non-investment grade long-term debt. Such issues are regarded as having speculative characteristics regarding the likelihood of timely payment of principal and interest. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation.

          "D" - This designation indicates that the long-term debt is in default.

          PLUS (+) OR MINUS (-) - The ratings from "AAA" through "CC" may include a plus or minus sign designation which indicates where within the respective category the issue is placed.


Municipal Note Ratings
----------------------

          A Standard and Poor's rating reflects the liquidity concerns and market access risks unique to notes due in three years or less. The following summarizes the ratings used by Standard & Poor's Ratings Group for municipal notes:

          "SP-1" - The issuers of these municipal notes exhibit a strong capacity to pay principal and interest. Those issues determined to possess very strong characteristics are given a plus (+) designation.

          "SP-2" - The issuers of these municipal notes exhibit satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

          "SP-3" - The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.


          Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade ("MIG") and variable rate demand obligations are designated Variable Moody's Investment Grade ("VMIG"). Such ratings recognize the differences between short-term credit risk and long-term risk. The following summarizes the ratings by Moody's Investors Service, Inc. for short-term notes:

          "MIG-1"/"VMIG-1" - This designation denotes best quality, enjoying strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

          "MIG-2"/"VMIG-2" - This designation denotes high quality, with margins of protection ample although not so large as in the preceding group.

          "MIG-3"/"VMIG-3" - This designation denotes favorable quality, with all security elements accounted for but lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

          "MIG-4"/"VMIG-4" - This designation denotes adequate quality, carrying specific risk but having protection commonly regarded as required of an investment security and not distinctly or predominantly speculative.

          "SG" - This designation denotes speculative quality and lack of margins of protection.


          Fitch IBCA and Duff & Phelps use the short-term ratings described under Commercial Paper Ratings for municipal notes.

          IBCA assesses the investment quality of unsecured debt with an original maturity of less than one year which is issued by bank holding companies and their principal bank subsidiaries. The following summarizes the rating categories used by IBCA for short-term debt ratings:

          "A1+" - Obligations which posses a particularly strong credit feature are supported by the highest capacity for timely repayment.

          "A1" - Obligations are supported by the highest capacity for timely repayment.

          "A2" - Obligations are supported by a good capacity for timely repayment.

          "A3" - Obligations are supported by a satisfactory capacity for timely repayment.

          "B" - Obligations for which there is an uncertainty as to the capacity to ensure timely repayment.

          "C" - Obligations for which there is a high risk of default or which are currently in default.

                             CROSS-REFERENCE SHEET
                             ---------------------

                             EXCELSIOR FUNDS, INC.
                     (Blended Equity, Income and Growth,
                    Value and Restructuring, Small Cap and
                            Large Cap Growth Funds)

Form N-1A, Part A, Item                               Prospectus Caption
-----------------------                               ------------------

1.    Cover Page................................      Cover Page

2.    Synopsis..................................      Prospectus Summary;
                                                      Expense Summary

3.    Condensed Financial Information...........      Financial Highlights;
                                                      Performance Information

4.    General Description of Registrant.........      Prospectus Summary;
                                                      Investment Objectives and
                                                      Policies; Portfolio
                                                      Instruments and Other
                                                      Investment Information;
                                                      Investment Limitations

5.    Management of the Fund....................      Management of the Funds;
                                                      Custodian and Transfer
                                                      Agent; Expanses

5A.   Management's Discussion of Fund
        Performance..............................     Not Applicable

6.    Capital Stock and
        Other Securities........................      How to Purchase and
                                                      Redeem Shares; Dividends
                                                      and Distributions; Taxes;
                                                      Description of Capital
                                                      Stock; Miscellaneous

7.    Purchase of Securities
        Being Offered...........................      Pricing of Shares; How to
                                                      Purchase and Redeem
                                                      Shares; Investor Programs

8.    Redemption or Repurchase..................      How to Purchase and
                                                      Redeem Shares

9.    Pending Legal Proceedings.................      Not Applicable

                                                         LOGO EXCELSIOR
                                                              FUNDS INC.
Excelsior Equity Funds

-------------------------------------------------------------------------------
73 Tremont Street                For initial purchase information, current
Boston, MA 02108-3913            prices, performance information and existing
                                 account information, call (800) 446-1012.
                                 (From overseas, call (617) 557-8280.)

-------------------------------------------------------------------------------

This Prospectus describes five separate portfolios offered to investors by Ex-celsior Funds, Inc. ("Excelsior Fund"), an open-end, management investment company. Each portfolio (individually, a "Fund" and collectively, the "Funds") has its own investment objective and policies as follows:

 BLENDED EQUITY FUND seeks long-term capital appreciation by investing in com-panies believed by the Investment Adviser to represent good long-term values not currently recognized in the market prices of their securities.

 INCOME AND GROWTH FUND seeks moderate current income with capital apprecia-tion as a secondary goal by investing in common stock, preferred stock and se-curities convertible into common stock.

 VALUE AND RESTRUCTURING FUND seeks long-term capital appreciation by invest-ing in companies which the Investment Adviser believes will benefit from their restructuring or redeployment of assets and operations in order to become more competitive or profitable.

 SMALL CAP FUND seeks long-term capital appreciation by investing primarily in companies with capitalization of $1 billion or less.

 LARGE CAP GROWTH FUND seeks superior, risk-adjusted total return by investing in larger companies whose growth prospects, in the opinion of the Investment Adviser, appear to exceed that of the overall market.

 Each of the Funds is sponsored and distributed by Edgewood Services, Inc. and advised by United States Trust Company of New York and U.S. Trust Company of Connecticut (collectively, the "Investment Adviser" or "U.S. Trust").

 This Prospectus sets forth concisely the information about the Funds that a prospective investor should consider before investing. Investors should read this Prospectus and retain it for future reference. A Statement of Additional Information dated August 1, 1998 and containing additional information about the Funds has been filed with the Securities and Exchange Commission. The cur-rent Statement of Additional Information is available to investors without charge by writing to Excelsior Fund at its address shown above or by calling
(800) 446-1012. The Statement of Additional Information, as it may be supple-mented from time to time, is incorporated by reference in its entirety into this Prospectus. The Securities and Exchange Commission maintains a World Wide Web site (http://www.sec.gov) that contains the Statement of Additional Infor-mation and other information regarding Excelsior Fund.

SHARES IN THE FUNDS ("SHARES") ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARAN-TEED OR ENDORSED BY, U.S. TRUST, ITS PARENT OR AFFILIATES AND THE SHARES ARE NOT FEDERALLY INSURED BY, GUARANTEED BY, OBLIGATIONS OF OR OTHERWISE SUPPORTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY.

AN INVESTMENT IN THE FUNDS INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE AC-CURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                              August 1, 1998

                              PROSPECTUS SUMMARY

  EXCELSIOR FUNDS, INC. is an investment company offering various investment portfolios with differing objectives and policies. Founded in 1984, Excelsior Fund currently offers 18 Funds with combined assets of approximately $4 bil-lion. See "Description of Capital Stock."

  INVESTMENT ADVISER: United States Trust Company of New York and U.S. Trust Company of Connecticut (collectively, "U.S. Trust" or the "Investment Advis-er") serve as the Funds' investment adviser. U.S. Trust offers a variety of specialized financial and fiduciary services to high-net worth individuals, institutions and corporations. Excelsior Fund offers investors access to U.S. Trust's services. See "Management of the Funds--Investment Adviser."

  INVESTMENT OBJECTIVES AND POLICIES: Generally, each Fund is a diversified investment portfolio which invests in equity securities. The Income and Growth Fund also may invest significantly in bonds. The Funds' investment objectives and policies are summarized on the cover and explained in greater detail later in this Prospectus. See "Investment Objectives and Policies," "Portfolio In-struments and Other Investment Information" and "Investment Limitations."

  HOW TO INVEST: The Funds' Shares are offered at their net asset value. Ex-celsior Fund does not impose a sales load on purchases of Shares. See "How to Purchase and Redeem Shares."

  The minimum to start an account is $500 per Fund, with a minimum of $50 per Fund for subsequent investments. The easiest way to invest is to complete the account application which accompanies this Prospectus and to send it with a check to the address noted on the application. Investors may also invest by wire and through investment dealers or institutional investors with appropri-ate sales agreements with Excelsior Fund. See "How to Purchase and Redeem Shares."

  HOW TO REDEEM: Redemptions may be requested directly from Excelsior Fund by mail, wire or telephone. Investors investing through another institution should request redemptions through their Shareholder Organization. See "How to Purchase and Redeem Shares."

  INVESTMENT RISKS AND CHARACTERISTICS: Generally, each Fund is subject to market and industry risk. Market risk is the possibility that stock prices will decline over short or even extended periods. The stock markets tend to be cyclical, with periods of generally rising prices and periods of generally de-clining prices. These cycles will affect the values of each Fund. Because the Funds may invest in securities of foreign issuers, they are subject to the risks of fluctuations of the value of foreign currency relative to the U.S. dollar and other risks associated with such investments. Because the Income and Growth Fund also invests in bonds and other fixed-income securities, it will also be affected directly by fluctuations in interest rates and the credit markets. Investments in non-investment grade obligations may subject the Income and Growth Fund to increased risk of loss upon default. Such secu-rities are generally unsecured, are often subordinated debt and are often is-sued by entities with high levels of indebtedness and that are more sensitive to adverse economic conditions. Although each Fund generally seeks to invest for the long term, each Fund may engage in short-term trading of portfolio se-curities. A high rate of portfolio turnover may involve correspondingly greater transaction costs which must be borne directly by a Fund and ulti-mately by its shareholders. Investment in the Funds should not be considered a complete investment program. See "Investment Objectives and Policies."

                                EXPENSE SUMMARY

                           BLENDED              VALUE  AND             LARGE CAP
                           EQUITY  INCOME AND  RESTRUCTURING SMALL CAP  GROWTH
                            FUND   GROWTH FUND     FUND        FUND      FUND
                           ------- ----------- ------------- --------- ---------
SHAREHOLDER TRANSACTION
 EXPENSES
Front-End Sales Load.....    None      None        None        None       None
Sales Load on Reinvested
 Dividends...............    None      None        None        None       None
Deferred Sales Load......    None      None        None        None       None
Redemption Fees..........    None      None        None        None       None
Exchange Fees............    None      None        None        None       None
ANNUAL FUND OPERATING
 EXPENSES
 (AS A PERCENTAGE OF
 AVERAGE NET ASSETS)
Advisory Fees (after fee
 waivers)/1/.............    .68%      .67%        .56%        .53%       .68%
12b-1 Fees...............    None      None        None        None       None
Other Operating Expenses
 Administrative Servicing
  Fee/1/.................    .04%      .08%        .04%        .07%       .02%
 Other Expenses..........    .27%      .27%        .29%        .34%       .35%
                            -----     -----        ----        ----      -----
Total Operating Expenses
 (after fee waivers)/1/ .    .99%     1.02%        .89%        .94%      1.05%
                            =====     =====        ====        ====      =====

--------

1. The Investment Adviser and administrators may, from time to time, voluntar-ily waive part of their respective fees, which waivers may be terminated at any time. Until further notice, the Investment Adviser and/or administra-tors intend to voluntarily waive fees in an amount equal to the Administra-tive Servicing Fee; and to further waive fees and reimburse expenses to the extent necessary for Shares of the Value and Restructuring, Small Cap and Large Cap Growth Funds to maintain an annual expense ratio of not more than .99%, .99% and 1.05%, respectively. Without such fee waivers, "Advisory Fees" would be .75%, .75%, .60%, .60% and .75%, and "Total Operating Ex-penses" would be 1.06%, 1.10%, .93%, 1.01% and 1.12% for the Blended Equi-ty, Income and Growth, Value and Restructuring, Small Cap and Large Cap Growth Funds, respectively.

Example: You would pay the following expenses on a $1,000 investment, assuming
(1) 5% annual returns and (2) redemption of your investment at the end of the following periods:

                                                 1 YEAR 3 YEARS 5 YEARS 10 YEARS
                                                 ------ ------- ------- --------
Blended Equity Fund.............................  $10     $32     $55     $121
Income and Growth Fund..........................   10      32      56      125
Value and Restructuring Fund....................    9      28      49      110
Small Cap Fund..................................   10      30      52      115
Large Cap Growth Fund...........................   11      33      58      128

  The foregoing expense summary and example are intended to assist investors in understanding the costs and expenses that an investor in Shares of the Funds will bear directly or indirectly. The expense summary sets forth advi-sory and other expenses payable with respect to Shares of the Blended Equity, Income and Growth, Value and Restructuring and Small Cap Funds for the fiscal year ended March 31, 1998, and the estimated advisory and other expenses pay-able with respect to Shares of the Large Cap Growth Fund for the current fis-cal year. For more complete descriptions of the Funds' operating expenses, see "Management of the Funds" and "Description of Capital Stock" in this Prospec-tus and the financial statements and notes incorporated by reference in the Statement of Additional Information.

  THE FOREGOING EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR RATE OF RETURN. ACTUAL EXPENSES AND RATE OF RETURN MAY BE GREATER OR LOWER THAN THOSE SHOWN IN THE EXPENSE SUMMARY AND EXAMPLE.

                              FINANCIAL HIGHLIGHTS

  The following tables include selected data for a Share outstanding throughout each period and other performance information derived from the financial statements included in Excelsior Fund's Annual Report to Shareholders for the year ended March 31, 1998 (the "Financial Statements"). The information contained in the Financial Highlights for each period has been audited by Ernst & Young LLP, Excelsior Fund's independent auditors. The following tables should be read in conjunction with the Financial Statements and notes thereto. More information about the performance of each Fund is also contained in the Annual Report to Shareholders, which may be obtained from Excelsior Fund without charge by calling the number on the front cover of this Prospectus.

                              BLENDED EQUITY FUND
                          (FORMERLY, THE EQUITY FUND)

                                                     YEAR ENDED MARCH 31,
                          ------------------------------------------------------------------------------------
                           1998     1997     1996     1995     1994     1993     1992    1991    1990    1989
                          -------  -------  -------  -------  -------  -------  ------  ------  ------  ------
Net Asset Value,
 Beginning of Year......  $ 25.81  $ 24.43  $ 21.40  $ 19.17  $ 18.77  $ 16.28  $14.13  $13.87  $13.22  $11.32
                          -------  -------  -------  -------  -------  -------  ------  ------  ------  ------
Income From Investment
 Operations
 Net Investment Income..     0.16     0.18     0.12     0.07     0.05     0.08    0.13    0.28    0.34    0.19
 Net Gains or (Losses)
  on Securities (both
  realized and
  unrealized)...........    12.59     2.50     5.21     2.67     1.16     3.01    2.23    0.39    1.26    1.88
                          -------  -------  -------  -------  -------  -------  ------  ------  ------  ------
 Total From Investment
  Operations............    12.75     2.68     5.33     2.74     1.21     3.09    2.36    0.67    1.60    2.07
                          -------  -------  -------  -------  -------  -------  ------  ------  ------  ------
Less Distributions
 Dividends From Net
  Investment Income.....    (0.16)   (0.14)   (0.11)   (0.04)   (0.08)   (0.09)  (0.21)  (0.23)  (0.34)  (0.17)
 Distributions From Net
  Realized Gain on
  Investments and
  Options...............    (2.28)   (1.16)   (2.19)   (0.47)   (0.39)   (0.51)   0.00   (0.18)  (0.61)   0.00
 Distributions in Excess
  of Net Realized Gain
  on Investments and
  Options...............     0.00     0.00     0.00     0.00    (0.34)    0.00    0.00    0.00    0.00    0.00
                          -------  -------  -------  -------  -------  -------  ------  ------  ------  ------
 Total Distributions....    (2.44)   (1.30)   (2.30)   (0.51)   (0.81)   (0.60)  (0.21)  (0.41)  (0.95)  (0.17)
                          -------  -------  -------  -------  -------  -------  ------  ------  ------  ------
Net Asset Value, End of
 Year...................  $ 36.12  $ 25.81  $ 24.43  $ 21.40  $ 19.17  $ 18.77  $16.28  $14.13  $13.87  $13.22
                          =======  =======  =======  =======  =======  =======  ======  ======  ======  ======
Total Return ...........   50.82%   11.09%   26.45%   14.65%    6.54%   19.26%  16.87%   5.11%  11.98%  18.52%
Ratios/Supplemental Data
 Net Assets, End of
  Period (in millions)..  $594.91  $306.99  $188.57  $137.42  $122.26  $106.14  $71.62  $29.87  $25.98  $17.61
 Ratio of Net Operating
  Expenses to Average
  Net Assets............    0.99%    1.01%    1.05%    1.05%    1.14%    1.08%   1.15%   1.23%   1.22%   1.16%
 Ratio of Gross
  Operating Expenses to
  Average Net Assets/1/
  ......................    1.06%    1.06%    1.12%    1.08%    1.14%    1.08%   1.15%   1.23%   1.22%   1.16%
 Ratio of Net Investment
  Income to Average
  Net Assets............    0.55%    0.71%    0.55%    0.36%    0.25%    0.51%   0.87%   2.21%   2.45%   1.62%
 Portfolio Turnover
  Rate..................    28.0%    39.0%    27.0%    23.0%    17.0%    24.0%   20.0%   41.0%   53.0%   46.0%
 Average Commission Rate
  Paid/2/...............  $0.0420  $0.0663      N/A      N/A      N/A      N/A     N/A     N/A     N/A     N/A

--------
NOTES:


1. Expense ratios before waiver of fees and reimbursement of expenses (if any) by investment adviser and administrators.

2. Only required for fiscal years beginning on or after September 1, 1995.

                             INCOME AND GROWTH FUND

                                                      YEAR ENDED MARCH 31,
                          ---------------------------------------------------------------------------------------
                           1998     1997     1996     1995    1994    1993    1992    1991     1990    1989
                          -------  -------  -------  ------  ------  ------  ------  -------  ------  ------
Net Asset Value,
 Beginning of Year......  $ 15.25  $ 14.45  $ 11.82  $11.94  $11.45  $ 9.10  $ 8.36  $  8.84  $ 9.09  $ 8.12
                          -------  -------  -------  ------  ------  ------  ------  -------  ------  ------
Income From Investment
 Operations
 Net Investment Income..     0.36     0.33     0.39    0.38    0.31    0.27    0.30     0.29    0.40    0.28
 Net Gains or (Losses)
  on Securities (both
  realized and
  unrealized)...........     4.53     1.45     2.61    0.26    0.46    2.43    0.72    (0.43)   0.19    1.15
                          -------  -------  -------  ------  ------  ------  ------  -------  ------  ------
 Total From Investment
  Operations............     4.89     1.78     3.00    0.64    0.77    2.70    1.02    (0.14)   0.59    1.43
                          -------  -------  -------  ------  ------  ------  ------  -------  ------  ------
Less Distributions
 Dividends From Net
  Investment Income.....    (0.34)   (0.35)   (0.31)  (0.35)  (0.27)  (0.35)  (0.28)   (0.34)  (0.39)  (0.46)
 Distributions From Net
  Realized Gain on
  Investments and
  Options...............    (1.85)   (0.63)   (0.06)  (0.41)  (0.01)   0.00    0.00     0.00   (0.45)   0.00
                          -------  -------  -------  ------  ------  ------  ------  -------  ------  ------
 Total Distributions....    (2.19)   (0.98)   (0.37)  (0.76)  (0.28)  (0.35)  (0.28)   (0.34)  (0.84)  (0.46)
                          -------  -------  -------  ------  ------  ------  ------  -------  ------  ------
Net Asset Value, End of
 Year...................  $ 17.95  $ 15.25  $ 14.45  $11.82  $11.94  $11.45  $ 9.10  $  8.36  $ 8.84  $ 9.09
                          =======  =======  =======  ======  ======  ======  ======  =======  ======  ======
Total Return............   33.29%   12.61%   25.83%   5.74%   6.69%  30.45%  12.42%  (1.30)%   6.14%  18.36%
Ratios/Supplemental Data
 Net Assets, End of
  Period
  (in millions).........  $138.05  $132.77  $127.50  $99.93  $96.68  $51.30  $23.25  $ 19.59  $23.66  $14.62
 Ratio of Net Operating
  Expenses to Average
  Net Assets............    1.02%    1.03%    1.05%   1.06%   1.17%   1.15%   1.23%    1.28%   1.24%   1.22%
 Ratio of Gross
  Operating Expenses to
  Average Net Assets/1/.    1.10%    1.11%    1.11%   1.09%   1.17%   1.15%   1.23%    1.28%   1.24%   1.22%
 Ratio of Net Investment
  Income to Average Net
  Assets................    2.04%    2.17%    2.95%   3.31%   2.77%   2.76%   3.52%    3.64%   4.47%   4.09%
 Portfolio Turnover
  Rate..................    32.0%    25.0%    22.0%   36.0%   28.0%   28.0%   81.0%   148.0%   29.0%   24.0%
 Average Commission Rate
  Paid/2/...............  $0.0539  $0.0777      N/A     N/A     N/A     N/A     N/A      N/A     N/A     N/A

--------
NOTES:

1. Expense ratios before waiver of fees and reimbursement of expenses (if any) by investment adviser and administrators.

2. Only required for fiscal years beginning on or after September 1, 1995.

                          VALUE AND RESTRUCTURING FUND

           (FORMERLY, THE BUSINESS AND INDUSTRIAL RESTRUCTURING FUND)

                                  YEAR ENDED MARCH 31,
                          ----------------------------------------    PERIOD ENDED
                           1998     1997     1996    1995    1994   MARCH 31, 1993/1/
                          -------  -------  ------  ------  ------  -----------------
Net Asset Value,
 Beginning of Period....  $ 15.93  $ 14.03  $10.55  $ 9.64  $ 7.71       $  7.00
                          -------  -------  ------  ------  ------       -------
Income From Investment
 Operations
  Net Investment Income.     0.10     0.13    0.10    0.07    0.06          0.02
  Net Gains or (Losses)
   on Securities (both
   realized and
   unrealized)..........     8.12     2.36    3.71    1.02    1.96          0.69
                          -------  -------  ------  ------  ------       -------
  Total From Investment
   Operations...........     8.22     2.49    3.81    1.09    2.02          0.71
                          -------  -------  ------  ------  ------       -------
Less Distributions
  Dividends From Net
   Investment Income....    (0.09)   (0.12)  (0.09)  (0.06)  (0.07)         0.00
  Distributions From Net
   Realized Gain on
   Investments and
   Options..............    (0.27)   (0.47)  (0.24)  (0.12)  (0.02)         0.00
                          -------  -------  ------  ------  ------       -------
  Total Distributions...    (0.36)   (0.59)  (0.33)  (0.18)  (0.09)         0.00
                          -------  -------  ------  ------  ------       -------
Net Asset Value, End of
 Period.................  $ 23.79  $ 15.93  $14.03  $10.55  $ 9.64       $  7.71
                          =======  =======  ======  ======  ======       =======
Total Return............   52.10%   18.09%  36.48%  11.49%  26.40%         10.14%
Ratios/Supplemental Data
  Net Assets, End of
   Period (in millions).  $388.45  $124.01  $74.05  $30.18  $14.44       $  1.94
  Ratio of Net Operating
   Expenses to Average
   Net Assets...........    0.89%    0.91%   0.91%   0.98%   0.99%          0.99%/2/
  Ratio of Gross
   Operating Expenses to
   Average
   Net Assets/3/........    0.93%    0.95%   0.95%   1.08%   1.73%          5.85%/2/
  Ratio of Net
   Investment Income to
   Average Net Assets...    0.54%    0.90%   0.88%   0.83%   0.77%          2.48%/2/
  Portfolio Turnover
   Rate.................    30.0%    62.0%   56.0%   82.0%   75.0%       9.0%/2/
  Average Commission
   Rate Paid/4/.........  $0.0624  $0.0755     N/A     N/A     N/A           N/A

--------
NOTES:
1. Inception date of the Fund was December 31, 1992.

2. Annualized.

3. Expense ratios before waiver of fees and reimbursement of expenses (if any) by investment adviser and administrators.

4. Only required for fiscal years beginning on or after September 1, 1995.

                                 SMALL CAP FUND

                     (FORMERLY, THE EARLY LIFE CYCLE FUND)

                                    YEAR ENDED MARCH 31,
                          --------------------------------------------    PERIOD ENDED
                           1998      1997     1996     1995     1994    MARCH 31, 1993/1/
                          -------  --------  -------  -------  -------  -----------------
Net Asset Value,
 Beginning of Period....  $  8.83  $  10.78  $  9.77  $  8.66  $  7.40        $7.00
                          -------  --------  -------  -------  -------        -----
Income From Investment
 Operations
  Net Investment Income
   (Loss)...............    (0.01)    (0.03)   (0.02)   (0.02)   (0.01)        0.00
  Net Gains or (Losses)
   on Securities (both
   realized and
   unrealized)..........     3.13     (1.43)    1.72     1.31     1.36         0.40
                          -------  --------  -------  -------  -------        -----
  Total From Investment
   Operations...........     3.12     (1.46)    1.70     1.29     1.35         0.40
                          -------  --------  -------  -------  -------        -----
Less Distributions
  Dividends From Net
   Investment Income....     0.00      0.00     0.00     0.00     0.00         0.00
  Distributions From Net
   Realized Gain on
   Investments and
   Options..............     0.00     (0.10)   (0.69)   (0.18)   (0.09)        0.00
  Distributions in
   Excess of Net
   Realized Gain on
   Investments and
   Options..............     0.00     (0.39)    0.00     0.00     0.00         0.00
                          -------  --------  -------  -------  -------        -----
  Total Distributions...     0.00     (0.49)   (0.69)   (0.18)   (0.09)        0.00
                          -------  --------  -------  -------  -------        -----
Net Asset Value, End of
 Period.................  $ 11.95  $   8.83  $ 10.78  $  9.77  $  8.66        $7.40
                          =======  ========  =======  =======  =======        =====
Total Return............   35.33%  (14.33)%   18.29%   15.16%   18.27%        5.71%
Ratios/Supplemental Data
  Net Assets, End of
   Period (in millions).  $ 68.55  $  53.26  $ 78.06  $ 47.78  $ 24.95        $5.51
  Ratio of Net Operating
   Expenses to Average
   Net Assets...........    0.94%     0.94%    0.90%    0.96%    0.95%        0.99%/2/
  Ratio of Gross
   Operating Expenses to
   Average Net
   Assets/3/............    1.01%     1.02%    0.98%    1.04%    1.15%        2.70%/2/
  Ratio of Net
   Investment
   Income/(Loss) to
   Average Net Assets...  (0.14)%   (0.26)%  (0.17)%  (0.23)%  (0.25)%        0.12%/2/
  Portfolio Turnover
   Rate.................    73.0%     55.0%    38.0%    42.0%    20.0%         4.0%/2/
  Average Commission
   Rate Paid/4/.........  $0.0490  $ 0.0433      N/A      N/A      N/A          N/A

--------
NOTES:
1. Inception date of the Fund was December 31, 1992.

2. Annualized.

3. Expense ratios before waiver of fees and reimbursement of expenses (if any) by investment adviser and administrators.

4. Only required for fiscal years beginning on or after September 1, 1995.

                           LARGE CAP GROWTH FUND


                                                                PERIOD ENDED
                                                              MARCH 31, 1998/1/
                                                              -----------------
Net Asset Value, Beginning of Period.........................      $  7.00
                                                                   -------
Income From Investment Operations
  Net Investment Income......................................      0.00/2/
  Net Gains or (Losses) on Securities (both realized and
   unrealized)...............................................         1.51
                                                                   -------
  Total From Investment Operations...........................         1.51
                                                                   -------
Less Distributions
  Dividends From Net Investment Income.......................         0.00
  Distributions From Net Realized Gain on Investments and
   Options...................................................         0.00
                                                                   -------
  Total Distributions........................................         0.00
                                                                   -------
Net Asset Value, End of Period...............................      $  8.51
                                                                   =======
Total Return.................................................        21.57%/3/
Ratios/Supplemental Data
  Net Assets, End of Period (in millions)....................      $ 47.53
  Ratio of Net Operating Expenses to Average Net Assets......         1.05%/4/
  Ratio of Gross Operating Expenses to Average Net Assets/5/.         1.20%4
  Ratio of Net Investment Income/(Loss) to Average
   Net Assets................................................        (0.16)%/4/
  Portfolio Turnover Rate....................................           12%/4/
  Average Commission Rate Paid...............................      $0.0384

--------
NOTES:

1. Inception date of the Fund was October 1, 1997.

2. Amount represents less than $0.01 per share.

3. Not annualized.

4. Annualized.

5. Expense ratio before waiver of fees and reimbursement of expenses (if any) by investment adviser and administrators.

               U.S. TRUST'S INVESTMENT PHILOSOPHY AND STRATEGIES

 U.S. Trust offers a variety of specialized fiduciary and financial services to high-net worth individuals, institutions and corporations. As one of the largest institutions of its type, U.S. Trust prides itself in offering an at-tentive and high level of service to each of its clients. The Excelsior Funds offer individual investors access to U.S. Trust's services.

 Philosophy. In managing investments for the Blended Equity, Income and Growth, Value and Restructuring and Small Cap Funds, U.S. Trust follows a long-term investment philosophy which generally does not change with the short-term variability of financial markets or fundamental conditions. U.S. Trust's approach begins with the conviction that all worthwhile investments are grounded in value. The Investment Adviser believes that an investor can identify fundamental values that eventually should be reflected in market prices. U.S. Trust believes that over time, a disciplined search for fundamen-tal value will achieve better results than attempting to take advantage of short-term price movements.

 Implementation of this long-term value philosophy consists of searching for, identifying and obtaining the benefits of present or future investment values. For example, such values may be found in a company's future earnings potential or in its existing resources and assets. Accordingly, U.S. Trust in managing investments for the Funds is constantly engaged in assessing, comparing and judging the worth of companies, particularly in comparison to the price the markets place on such companies' shares.

 In managing investments for the Large Cap Growth Fund, U.S. Trust expects to follow a long-term investment philosophy of buying and holding equity securi-ties of companies which it believes to be of high quality and of high growth potential. Typically, these companies are industry leaders with the potential to dominate their markets by being the low cost, high quality producers of products or services. U.S. Trust believes that earnings growth is the primary determinant of stock prices and that efficient financial markets will reward consistently above-average earnings growth with greater than average capital appreciation over the long term.

 Strategies. In order to translate its investment philosophy into more spe-cific guidance for selection of investments, the Investment Adviser uses three specific strategies. These strategies, while identified separately, may over-lap so that more than one may be applied in an investment decision.

 U.S. Trust's "PROBLEM/OPPORTUNITY STRATEGY" seeks to identify industries and companies with the capabilities to provide solutions to or benefit from com-plex problems such as the changing demographics and aging of the U.S. popula-tion or the need to enhance industrial productivity. U.S. Trust's second strategy is a "TRANSACTION VALUE" comparison of a company's real underlying asset value with the market price of its shares and with the sale prices for similar assets changing ownership in public market transactions. Differences between a company's real asset value and the price of its shares often are corrected over time by restructuring of the assets or by market recognition of their value. U.S. Trust's third strategy involves identifying "EARLY LIFE CY-CLE" companies whose products are in their earlier stages of development or that seek to exploit new markets. Frequently such companies are smaller compa-nies, but early life cycle companies may also include larger established com-panies with new products or markets for existing products. The Investment Ad-viser believes that over time the value of such companies should be recognized in the market.

 Themes. To complete U.S. Trust's investment philosophy in managing the Funds, the three portfolio strategies discussed above are applied in concert with other "longer-term investment themes" to identify investment opportunities. The Investment Adviser believes these longer-term themes represent strong and inexorable trends. The Investment Adviser also believes that understanding the instigation, catalysts and effects of these longer-term trends should help to identify companies that are beneficiaries of these trends.

                      INVESTMENT OBJECTIVES AND POLICIES

 The Investment Adviser will use its best efforts to achieve the investment objective of each Fund, although their achievement cannot be assured. The in-vestment objective of each of the Blended Equity, Income and Growth, Value and Restructuring and Small Cap Funds is "fundamental," meaning that it may not be changed without a vote of the holders of a majority of the particular Fund's outstanding Shares (as defined under "Miscellaneous"). The investment objec-tive of the Large Cap Growth Fund may be changed by Excelsior Fund's Board of Directors without shareholder approval. Except as noted below in "Investment Limitations," the investment policies of each Fund may be changed without a vote of the holders of a majority of the outstanding Shares of such Fund.

BLENDED EQUITY FUND

 The Blended Equity Fund's investment objective is to seek long-term capital appreciation. The Blended Equity Fund invests in companies which the Invest-ment Adviser believes have value currently not recognized in the market prices of the companies' securities. The Investment Adviser uses the investment phi-losophy, strategies and themes discussed above to identify such investment values and to diversify the Fund's investments over a variety of industries and types of companies. See "Investment Policies Common to the Blended Equity, Value and Restructuring, Small Cap and Large Cap Growth Funds" for a discus-sion of various investment policies applicable to the Blended Equity Fund.

VALUE AND RESTRUCTURING FUND

 The Value and Restructuring Fund seeks long-term capital appreciation by in-vesting in companies which the Investment Adviser believes will benefit from their restructuring or redeployment of assets and operations in order to be-come more competitive or profitable. Such companies may include those involved in prospective mergers, consolidations, liquidations, spin-offs, financial restructurings and reorganizations. The business activities of such companies are not limited in any way. Under normal conditions, at least 65% of the Fund's total assets will be invested in companies of the type described in this paragraph. The Investment Adviser's focus is to find companies whose re-structuring activities offer significant value and investment potential. For the past several years, leveraged buy-outs and mergers have been prominent trends. Currently, a great deal of value is being created as companies deleverage, recapitalize, and rationalize their operations in order to in-crease profitability. There is risk in these types of investments. For exam-ple, should a company be unsuccessful in reducing its debt, it may be forced into default on its debt, increasing its debt or bankruptcy.

SMALL CAP FUND

 The Small Cap Fund seeks long-term capital appreciation by investing primar-ily in smaller companies which are in the earlier stages of their development, yet which have demonstrated or are expected to achieve substantial long-term earnings growth. In selecting companies for investment, the Investment Adviser looks for innovative companies whose potential has not yet been fully recog-nized by the securities markets. Under normal conditions, at least 65% of the Fund's total assets will be invested in companies with capitalization of $1 billion or less. The risk and venture oriented nature of such companies natu-rally entails greater risk for investors when contrasted with investing in more established companies. The Fund may also invest in larger or more mature companies engaged in new and higher growth potential operations. These compa-nies may also be positioned for accelerating earnings because of rejuvenated management, new products, new markets for existing products or structural changes in the economy.

LARGE CAP GROWTH FUND

 The Large Cap Growth Fund's investment objective is to seek superior, long-term total return. The Fund attempts to achieve this objective through invest-ments primarily in companies with capitalizations in excess of $5 billion, whose growth prospects, in the opinion of U.S. Trust, appear to exceed that of the overall market. Under normal conditions, at least 65% of the Fund's total assets will be invested in such companies.

INVESTMENT POLICIES COMMON TO THE BLENDED EQUITY, VALUE AND RESTRUCTURING, SMALL CAP AND LARGE CAP GROWTH FUNDS

 Under normal market and economic conditions, each of the Blended Equity, Value and Restructuring, Small Cap and Large Cap Growth Funds will invest at least 65% of its total assets in common stock, preferred stock and securities convertible into common stock. Normally, up to 35% of each such Fund's total assets may be invested in other securities and instruments including, e.g., other investment-grade debt securities, warrants, options, and futures instru-ments as described in more detail below. During temporary defensive periods or when the Investment Adviser believes that suitable stocks or convertible secu-rities are unavailable, each Fund may hold cash or invest some or all of its assets in U.S. Government securities, high-quality money market instruments and repurchase agreements collateralized by the foregoing obligations.

 In managing the Blended Equity, Value and Restructuring, Small Cap and Large Cap Growth Funds, the Investment Adviser seeks to purchase securities having value currently not recognized in the market price of a security, consistent with the strategies discussed above.

 Portfolio holdings will include common stocks of companies having capitaliza-tions of varying amounts, and all Funds may invest in the securities of high growth, small companies where the Investment Adviser expects earnings and the price of the securities to grow at an above-average rate. As discussed above, the Small Cap Fund emphasizes such companies. Certain securities owned by the Funds may be traded only in the over-the-counter market or on a regional secu-rities exchange, may be listed only in the quotation service commonly known as the "pink sheets," and may not be traded every day or in the volume typical of trading on a national securities exchange. As a result, there may be a greater fluctuation in the value of a Fund's Shares, and a Fund may be required, in order to meet redemptions or for other reasons, to sell these securities at a discount from market prices, to sell during periods when such disposition is not desirable, or to make many small sales over a period of time.

 The Blended Equity, Value and Restructuring, Small Cap and Large Cap Growth Funds may invest in the securities of foreign issuers directly or indirectly through sponsored and unsponsored American Depository Receipts ("ADRs"). ADRs represent receipts typically issued by a U.S. bank or trust company which evi-dence ownership of underlying securities of foreign issuers. Investments in unsponsored ADRs involve additional risk because financial information based on generally accepted accounting principles ("GAAP") may not be available for the foreign issuers of the underlying securities. ADRs may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. The Funds may also enter into foreign currency exchange transactions for hedging purposes.

INCOME AND GROWTH FUND

 The Income and Growth Fund has two investment objectives. Its primary invest-ment objective is to seek to provide moderate current income and then, as a secondary objective, to achieve capital appreciation from its investments. In attempting to achieve these two objectives, the Income and Growth Fund in-vests, during normal market and economic conditions, a substantial portion of its assets in common stock, preferred stock and securities convertible into common stock. The Fund's investments in equity securities will be income-ori-ented, and it is expected that a portion of its assets will be invested on a regular basis in debt obligations.

 The Fund may invest in the securities of foreign issuers directly or indi-rectly through sponsored and unsponsored ADRs. For information on ADRs, see "Investment Policies Common to the Blended Equity,

Value and Restructuring, Small Cap and Large Cap Growth Funds." The Fund may also enter into foreign currency exchange transactions for hedging purposes.

 In managing the equity portion of the Income and Growth Fund, the Investment Adviser will generally select securities that are expected to pay dividends and other distributions which will result in moderate current income when added to the income from the Fund's non-equity investments. As a general mat-ter, the Investment Adviser will use the three strategies described above in "U.S. Trust's Investment Philosophy and Strategies"--problem/opportunity, transaction value, and early life cycle. In applying these strategies, howev-er, the Investment Adviser will place greater emphasis on the current and an-ticipated income of particular securities and lesser emphasis on the potential for capital appreciation. As a result, the Income and Growth Fund can be ex-pected to have a relatively smaller proportion of its assets invested in com-mon shares of early life cycle companies than the Blended Equity, Value and Restructuring and Small Cap Funds. The Investment Adviser may also purchase equity securities for the Income and Growth Fund from time to time without re-gard to the strategies outlined above if it determines that the purchase is in furtherance of the Fund's investment objectives.

 Debt obligations may be acquired by the Income and Growth Fund to produce in-come and (under certain conditions) capital appreciation, and may include both convertible and non-convertible corporate and government bonds, debentures, money market instruments, repurchase agreements collateralized by U.S. Govern-ment obligations, and other types of instruments listed in the next paragraph. Except as stated below, investments in debt obligations will be limited to those that are considered to be investment grade-i.e., debt obligations clas-sified within the four highest ratings of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Ratings Services ("S&P") or, if unrated, which are determined by the Investment Adviser to be of comparable quality. However, the Investment Adviser may at any time acquire other, non-investment grade obligations when it believes that their investment characteristics make them desirable acquisitions for the Income and Growth Fund in light of its in-vestment objectives and current portfolio mix, so long as, under normal market and economic conditions, no more than 5% of the Fund's total assets are in-vested in non-investment grade debt obligations. Notwithstanding the forego-ing, the Fund may invest up to 35% of its total assets in non-investment grade convertible debt obligations. Non-investment grade obligations (those that are rated "Ba" or lower by Moody's and, at the same time, "BB" or lower by S&P or unrated obligations), commonly referred to as "junk bonds," have speculative characteristics. Risks associated with lower-rated debt securities are (a) the relative youth and growth of the market for such securities, (b) the sensitiv-ity of such securities to interest rate and economic changes, (c) the lower degree of protection of principal and interest payments, (d) the relatively low trading market liquidity for the securities, (e) the impact that legisla-tion may have on the high yield bond market (and, in turn, on the Fund's net asset value and investment practices), and (f) the creditworthiness of the is-suers of such securities. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely effect their ability to service their principal and interest payment obligations, to meet projected business goals and to ob-tain additional financing. An economic downturn could also disrupt the market for lower-rated bonds and adversely effect the value of outstanding bonds and the ability of the issuers to repay principal and interest. If the issuer of a debt obligation held by the Fund defaulted, the Fund could incur additional expenses to seek recovery. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may also decrease the values and liquid-ity of lower-rated securities held by the Fund, especially in a thinly traded market.

 Debt obligations rated "BB," "B" or "CCC" by S&P are regarded, on balance, as predominately speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" represents the lowest degree of speculation and "CCC" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major risk exposures to ad-verse conditions. The rating "CC" is typically applied to a debt obligation that is highly vulnerable to non-payment. The rating "C" is typi-cally used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued. Debt obligations rated "D" are in de-fault, and payments of interest and/or repayment of principal is in arrears. The ratings from "AA" through "CCC" are sometimes modified by the addition of a plus or minus sign to show relative standing within the major rating catego-ries. Moody's has a similar classification scheme for non-investment grade debt obligations. Debt obligations rated "Ba," "B," "Caa," "Ca" and "C" pro-vide questionable protection of interest and principal. The rating "Ba" indi-cates that a debt obligation has some speculative characteristics. The rating "B" indicates a general lack of characteristics of desirable investment. Debt obligations rated "Caa" are of poor quality, while debt obligations rated "Ca" are considered highly speculative. "C" represents the lowest rated class of debt obligations. Moody's applies numerical modifiers 1, 2 and 3 in each ge-neric classification from "Aa" to "B" in its bond rating system. The modifier "1" indicates that a security ranks in the higher end of its rating category; the modifier "2" reflects a mid-range ranking; and the modifier "3" indicates that the security ranks at the lower end of its generic rating category.

 In addition, the Income and Growth Fund may invest up to 10% of its total as-sets in other types of instruments, including warrants, options and other rights to purchase securities; liquidating trust receipts; limited partnership interests; certificates of beneficial ownership; creditor claims; and loan participations. Such instruments may represent ownership or creditor interests in a wide range of assets or businesses, and may be acquired by the Income and Growth Fund for either income purposes (as would normally be the case with in-struments such as liquidating trust receipts) or capital appreciation (as would be the case with warrants and options). In certain instances, there may be no established market for such instruments. The Income and Growth Fund will, however, at no time invest more than 10% of the value of its net assets in securities that are illiquid or for which market quotations are not readily available. Further, certain of these instruments may have speculative charac-teristics. For example, certain instruments may be issued by companies that are insolvent or have otherwise defaulted on their debt obligations. Such com-panies may be involved in bankruptcy reorganization proceedings. Warrants and options acquired by the Income and Growth Fund are subject to the possible loss of the entire premium paid by the Fund if the market price of the under-lying security falls below the exercise price. The Investment Adviser will purchase such obligations only when it determines that the potential return justifies the attendant risks. The investment features of the foregoing in-struments and investment risks involving their acquisition are described fur-ther in the Statement of Additional Information. Additionally, some of the instruments described above may not be "securities" or may not produce quali-fying income for purposes of the provisions of the Internal Revenue Code of 1986, as amended, applicable to investment companies. See "Taxes--Federal" be-low for a discussion of such provisions.

RISK FACTORS

 Each Fund is subject to market risk and interest rate risk. Market risk is the possibility that stock prices will decline over short or even extended pe-riods. The stock markets tend to be cyclical, with periods of generally rising prices and periods of generally declining prices. These cycles will affect the values of each Fund. In addition, the prices of bonds and other debt instru-ments generally fluctuate inversely with interest rate changes. Factors af-fecting debt securities will affect all of the Funds' debt holdings.

 Smaller capitalized companies may have limited product lines, markets, or fi-nancial resources, or may be dependent upon a small management group, and their securities may be subject to more abrupt or erratic market movements than larger capitalized or more established companies, both because their se-curities typically are traded in lower volume and because the issuers typi-cally are subject to a greater degree to changes in their earnings and prospects.

 All Funds may invest in the securities of foreign issuers. Investments in foreign securities involve certain risks not ordinarily associated with in-vestments in domestic securities. Such risks include fluctuations in foreign exchange rates, future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws or restric-tions. In addition, with respect to certain countries there is the possibility of expropriation of assets, con-fiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries. There may be less publicly available information about a foreign company than about a U.S. com-pany, and foreign companies may not be subject to accounting, auditing and fi-nancial reporting standards and requirements comparable to or as uniform as those of U.S.-based companies. Foreign securities markets, while growing in volume, have, for the most part, substantially less volume than U.S. markets, and securities of many foreign companies are less liquid and their prices more volatile than securities of comparable U.S.-based companies. Transaction costs on foreign securities markets are generally higher than in the United States. There is generally less government supervision and regulation of foreign ex-changes, brokers and issuers than there is in the United States and a Fund might have greater difficulty taking appropriate legal action in a foreign court. Dividends and interest payable on a Fund's foreign portfolio securities may be subject to foreign withholding taxes. To the extent such taxes are not offset by credits or deductions allowed to investors under the Federal income tax provisions, they may reduce the net return to the shareholders.

 Because of the risks associated with common stock investments, the Funds are intended to be long-term investment vehicles and are not designed to provide investors with a means of speculating on short-term stock market movements. The Funds should not be considered a complete investment program. In view of the specialized nature of their investment activities, investment in the Blended Equity, Value and Restructuring, Small Cap and Large Cap Growth Funds' Shares may be suitable only for those investors who can invest without concern for current income and are financially able to assume risk in search of long-term capital gains.

 Securities of companies discussed in this section may be more volatile than the overall market.

 Year 2000. Like other investment companies, financial and business organiza-tions and individuals around the world, the Funds could be affected adversely if the computer systems used by the Investment Adviser and Funds' other serv-ice providers do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." The Investment Adviser and the Funds' other service providers have informed Excelsior Fund that they are taking steps to address the Year 2000 Problem with respect to the computer systems that they use. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Funds as a result of the Year 2000 Problem.


                        PORTFOLIO INSTRUMENTS AND OTHER
                            INVESTMENT INFORMATION

MONEY MARKET INSTRUMENTS

 All Funds may invest in "money market instruments," which include, among other things, bank obligations, commercial paper and corporate bonds with re-maining maturities of 13 months or less.

 Bank obligations include bankers' acceptances, negotiable certificates of de-posit, and non-negotiable time deposits earning a specified return and issued by a U.S. bank which is a member of the Federal Reserve System or insured by the Bank Insurance Fund of the Federal Deposit Insurance Corporation ("FDIC"), or by a savings and loan association or savings bank which is insured by the Savings Association Insurance Fund of the FDIC. Bank obligations also include U.S. dollar-denominated obligations of foreign branches of U.S. banks and ob-ligations of domestic branches of foreign banks. Investments in bank obliga-tions of foreign branches of domestic financial institutions or of domestic branches of foreign banks are limited so that no more than 5% of the value of a Fund's total assets may be invested in any one branch, and no more than 20% of a particular Fund's total assets at the time of purchase may be invested in the aggregate in such obligations (see investment limitation No. 5 below under "Invest-ment Limitations"). Investments in time deposits are limited to no more than 5% of the value of a Fund's total assets at the time of purchase.

 Investments by the Funds in commercial paper will consist of issues that are rated "A-2" or better by S&P or "Prime-2" or better by Moody's. In addition, each Fund may acquire unrated commercial paper that is determined by the In-vestment Adviser at the time of purchase to be of comparable quality to rated instruments that may be acquired by the particular Fund.

 Commercial paper may include variable and floating rate instruments. While there may be no active secondary market with respect to a particular instru-ment purchased by a Fund, the Fund may, from time to time as specified in the instrument, demand payment of the principal of the instrument or may resell the instrument to a third party. The absence of an active secondary market, however, could make it difficult for a Fund to dispose of the instrument if the issuer defaulted on its payment obligation or during periods that the Fund is not entitled to exercise its demand rights, and the Fund could, for this or other reasons, suffer a loss with respect to such instrument.

GOVERNMENT OBLIGATIONS

 All Funds may invest in U.S. Government obligations, including U.S. Treasury Bills and the obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, the Farmers Home Administration, the Export-Import Bank of the United States, the Small Business Administration, the Government National Mortgage Association, the Federal National Mortgage Association, the General Services Administration, the Central Bank for Cooperatives, the Federal Home Loan Mortgage Corporation, the Federal Intermediate Credit Banks and the Maritime Administration.

REPURCHASE AGREEMENTS

 Each Fund may agree to purchase portfolio securities subject to the seller's agreement to repurchase them at a mutually agreed upon date and price ("re-purchase agreements"). Each Fund will enter into repurchase agreements only with financial institutions that are deemed to be creditworthy by the Invest-ment Adviser, pursuant to guidelines established by Excelsior Fund's Board of Directors. No Fund will enter into repurchase agreements with the Investment Adviser or any of its affiliates. Repurchase agreements with remaining maturi-ties in excess of seven days will be considered illiquid securities and will be subject to the limitations described below under "Illiquid Securities."

 The seller under a repurchase agreement will be required to maintain the value of the securities which are subject to the agreement and held by a Fund at not less than the repurchase price. Default or bankruptcy of the seller would, however, expose a Fund to possible delay in connection with the dispo-sition of the underlying securities or loss to the extent that proceeds from a sale of the underlying securities were less than the repurchase price under the agreement.

SECURITIES LENDING

 To increase return on its portfolio securities, each Fund may lend its port-folio securities to broker/ dealers pursuant to agreements requiring the loans to be continuously secured by collateral equal at all times in value to at least the market value of the securities loaned. Collateral for such loans may include cash, securities of the U.S. Government, its agencies or instrumental-ities, or an irrevocable letter of credit issued by a bank, or any combination thereof. Such loans will not be made if, as a result, the aggregate of all outstanding loans of a Fund exceeds 30% of the value of its total assets. There may be risks of delay in receiving additional collateral or in recover-ing the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially. However, loans are made only to borrowers deemed by the Investment Adviser to be of good standing and when, in the Investment Adviser's judgment, the income to be earned from the loan justifies the attendant risks.

OPTIONS

 To further increase return on their portfolio securities in accordance with their respective investment objectives and policies, the Funds may enter into option transactions as described below.

 The Income and Growth, Value and Restructuring, Small Cap and Large Cap Growth Funds may purchase put and call options listed on a national securities exchange and issued by the Options Clearing Corporation in an amount not ex-ceeding 5% of a Fund's net assets, as described further in the Statement of Additional Information. Such options may relate to particular securities or to various stock or bond indices. Purchasing options is a specialized investment technique which entails a substantial risk of a complete loss of the amounts paid as premiums to the writer of the options.

 In addition, each Fund may engage in writing covered call options (options on securities owned by the particular Fund) and enter into closing purchase transactions with respect to such options. Such options must be listed on a national securities exchange and issued by the Options Clearing Corporation. The aggregate value of the securities subject to options written by each Fund may not exceed 25% of the value of its net assets. By writing a covered call option, a Fund forgoes the opportunity to profit from an increase in the mar-ket price of the underlying security above the exercise price except insofar as the premium represents such a profit, and it will not be able to sell the underlying security until the option expires or is exercised or the Fund ef-fects a closing purchase transaction by purchasing an option of the same se-ries. The use of covered call options is not a primary investment technique of the Funds and such options will normally be written on underlying securities as to which the Investment Adviser does not anticipate significant short-term capital appreciation. Additional information on option practices, including particular risks thereof, is provided in the Funds' Statement of Additional Information.

FUTURES CONTRACTS

 The Blended Equity, Value and Restructuring, Small Cap and Large Cap Growth Funds may also enter into interest rate futures contracts, other types of fi-nancial futures contracts and related futures options, as well as any index or foreign market futures which are available on recognized exchanges or in other established financial markets.

 The Blended Equity, Value and Restructuring, Small Cap and Large Cap Growth Funds will not engage in futures transactions for speculation, but only as a hedge against changes in market values of securities which a Fund holds or in-tends to purchase. The Funds will engage in futures transactions only to the extent permitted by the Commodity Futures Trading Commission ("CFTC") and the Securities and Exchange Commission ("SEC"). When investing in futures con-tracts, the Funds must satisfy certain asset segregation requirements to en-sure that the use of futures is unleveraged. When a Fund takes a long position in a futures contract, it must maintain a segregated account containing liquid assets equal to the purchase price of the contract, less any margin or depos-it. When a Fund takes a short position in a futures contract, the Fund must maintain a segregated account containing liquid assets in an amount equal to the market value of the securities underlying such contract (less any margin or deposit), which amount must be at least equal to the market price at which the short position was established. Asset segregation requirements are not ap-plicable when a Fund "covers" an options or futures position generally by en-tering into an offsetting position. Each Fund will limit its hedging transac-tions in futures contracts and related options so that, immediately after any such transaction, the aggregate initial margin that is required to be posted by the Fund under the rules of the exchange on which the futures contract (or futures option) is traded, plus any premiums paid by the Fund on its open futures options positions, does not exceed 5% of the Fund's total assets, af-ter taking into account any unrealized profits and unrealized losses on the Fund's open contracts (and excluding the amount that a futures option is "in-the-money" at the time of purchase). An option to buy a futures contract is "in-the-money" if the then-current purchase price of the underlying futures contract exceeds the exercise or strike price; an option to sell a futures contract is "in-the-money" if the exercise or strike price exceeds the then-
current pur     -
chase price of the contract that is the subject of the option. In addition, the use of futures contracts is further restricted to the extent that no more than 10% of a Fund's total assets may be hedged.

 Transactions in futures as a hedging device may subject a Fund to a number of risks. Successful use of futures by a Fund is subject to the ability of the Investment Adviser to correctly anticipate movements in the direction of the market. There may be an imperfect correlation, or no correlation at all, be-tween movements in the price of the futures contracts (or options) and move-ments in the price of the instruments being hedged. In addition, investments in futures may subject a Fund to losses due to unanticipated market movements which are potentially unlimited. Further, there is no assurance that a liquid market will exist for any particular futures contract (or option) at any par-ticular time. Consequently, a Fund may realize a loss on a futures transaction that is not offset by a favorable movement in the price of securities which it holds or intends to purchase or may be unable to close a futures position in the event of adverse price movements.

INVESTMENT COMPANY SECURITIES

 Each Fund may invest in securities issued by other investment companies which invest in high-quality, short-term debt securities and which determine their net asset value per share based on the amortized cost or penny-rounding meth-od. The Income and Growth Fund may also purchase securities of unit investment trusts registered with the SEC as investment companies. In addition to the ad-visory fees and other expenses a Fund bears directly in connection with its own operations, as a shareholder of another investment company, a Fund would bear its pro rata portion of the other investment company's advisory fees and other expenses. As such, the Fund's shareholders would indirectly bear the ex-penses of the Fund and the other investment company, some or all of which would be duplicative. Such securities will be acquired by each Fund within the limits prescribed by the Investment Company Act of 1940, as amended (the "1940 Act"), which include, subject to certain exceptions, a prohibition against a Fund investing more than 10% of the value of its total assets in such securi-ties.

WHEN-ISSUED AND FORWARD TRANSACTIONS

 Each Fund may purchase eligible securities on a "when-issued" basis and may purchase or sell securities on a "forward commitment" basis. These transac-tions involve a commitment by a Fund to purchase or sell particular securities with payment and delivery taking place in the future, beyond the normal set-tlement date, at a stated price and yield. Securities purchased on a "forward commitment" or "when-issued" basis are recorded as an asset and are subject to changes in value based upon changes in the general level of interest rates. It is expected that "forward commitments" and "when-issued" purchases will not exceed 25% of the value of a Fund's total assets absent unusual market condi-tions, and that the length of such commitments will not exceed 45 days. The Funds do not intend to engage in "when-issued" purchases and "forward commit-ments" for speculative purposes, but only in furtherance of their investment objectives.

BORROWING AND REVERSE REPURCHASE AGREEMENTS

  Each Fund may borrow funds, in an amount up to 10% of the value of its total assets, for temporary or emergency purposes, such as meeting larger than an-ticipated redemption requests, and not for leverage. Each Fund may also agree to sell portfolio securities to financial institutions such as banks and bro-ker-dealers and to repurchase them at a mutually agreed date and price (a "re-verse repurchase agreement"). The SEC views reverse repurchase agreements as a form of borrowing. At the time a Fund enters into a reverse repurchase agree-ment, it will place in a segregated custodial account liquid assets having a value equal to the repurchase price, including accrued interest. Reverse re-purchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the repurchase price of those securities.

ILLIQUID SECURITIES

 No Fund will knowingly invest more than 10% (15%, with respect to the Large Cap Growth Fund) of the value of its net assets in securities that are illiq-uid. A security will be considered illiquid if it may not be disposed of within seven days at approximately the value at which the particular Fund has valued the security. Each Fund may purchase securities which are not regis-tered under the Securities Act of 1933, as amended (the "Act"), but which can be sold to "qualified institutional buyers" in accordance with Rule 144A under the Act. Any such security will not be considered illiquid so long as it is determined by the Investment Adviser, acting under guidelines approved and monitored by the Board, that an adequate trading market exists for that secu-rity. This investment practice could have the effect of increasing the level of illiquidity in a Fund during any period that qualified institutional buyers are no longer interested in purchasing these restricted securities.

PORTFOLIO TURNOVER

 Each Fund may sell a portfolio investment immediately after its acquisition if the Investment Adviser believes that such a disposition is consistent with the investment objective of the particular Fund. Portfolio investments may be sold for a variety of reasons, such as a more favorable investment opportunity or other circumstances bearing on the desirability of continuing to hold such investments. A high rate of portfolio turnover may involve correspondingly greater brokerage commission expenses and other transaction costs, which must be borne directly by a Fund and ultimately by its shareholders. High portfolio turnover may result in the realization of substantial net capital gains. To the extent net short-term capital gains are realized, any distributions re-sulting from such gains are considered ordinary income for Federal income tax purposes. (See "Financial Highlights" and "Taxes--Federal.")

                            INVESTMENT LIMITATIONS

 The investment limitations enumerated below are matters of fundamental policy and may not be changed with respect to a Fund without the vote of the holders of a majority of a Fund's outstanding Shares (as defined under "Miscellane-ous").

 A Fund may not:

  1. Make loans, except that (i) each Fund may purchase or hold debt securi-ties in accordance with its investment objective and policies, and may enter into repurchase agreements with respect to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, (ii) each of the Blended Equity, Income and Growth, Value and Restructuring and Small Cap Funds may lend portfolio securities in an amount not exceeding 30% of its total assets, (iii) the Large Cap Growth Fund may lend portfolio securities in accordance with its investment objective and policies, and (iv) the Income and Growth Fund may purchase or hold creditor claims, loan participations and other instruments in accordance with its investment objectives and policies; and

  2. Purchase any securities which would cause more than 25% of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) with respect to the Blended Equity and In-come and Growth Funds, there is no limitation with respect to securities is-sued or guaranteed by the U.S. Government or domestic bank obligations, (b) with respect to the Value and Restructuring and Small Cap Funds, there is no limitation with respect to securities issued or guaranteed by the U.S. Gov-ernment, (c) with respect to the Large Cap Growth Fund, there is no limita-tion with respect to securities issued or guaranteed by the U.S. Government, any state, territory or possession of the United States, the District of Co-lumbia or any of their authorities, agencies, instrumentalities or political subdivisions, and repurchase agreements secured by such securities, and (d) neither all finance companies, as a group, nor all utility companies, as a group, are considered a single industry for purposes of this policy.

 Each of the Blended Equity, Income and Growth, Value and Restructuring and Small Cap Funds may not:

  3. Purchase securities of any one issuer, other than U.S. Government obliga-tions, if immediately after such purchase more than 5% of the value of its total assets would be invested in the securities of such issuer, except that up to 25% of the value of its total assets may be invested without regard to this 5% limitation; and

  4. Borrow money except from banks for temporary purposes, and then in amounts not in excess of 10% of the value of its total assets at the time of such borrowing; or mortgage, pledge, or hypothecate any assets except in con-nection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed and 10% of the value of its total assets at the time of such borrowing. (This borrowing provision is included solely to fa-cilitate the orderly sale of portfolio securities to accommodate abnormally heavy redemption requests and is not for leverage purposes.) A Fund will not purchase portfolio securities while borrowings in excess of 5% of its total assets are outstanding. Optioned stock held in escrow is not deemed to be a pledge.

 Each of the Blended Equity and Income and Growth Funds may not:

  5. Invest in obligations of foreign branches of financial institutions or in domestic branches of foreign banks, if immediately after such purchase
 (i) more than 5% of the value of its total assets would be invested in obli-gations of any one foreign branch of the financial institution or domestic branch of a foreign bank; or (ii) more than 20% of its total assets would be invested in foreign branches of financial institutions or in domestic branches of foreign banks; and

  6. Knowingly invest more than 10% of the value of its total assets in illiq-uid securities, including repurchase agreements with remaining maturities in excess of seven days, restricted securities, and other securities for which market quotations are not readily available.

 The Large Cap Growth Fund may not:

  7. Borrow money or mortgage, pledge or hypothecate its assets except to the extent permitted under the 1940 Act. Optioned stock held in escrow is not deemed to be a pledge; and

  8. Purchase securities of any one issuer, other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities or other investment companies if, immediately after such purchase, more than 5% of the value of its total assets would be invested in the securities of such issuer, except that up to 25% of the value of its total assets may be invested with-out regard to this 5% limitation.

                                     * * *

 In addition to the investment limitations described above, no Fund may invest in the securities of any single issuer if, as a result, the Fund holds more than 10% of the outstanding voting securities of such issuer.

 The Value and Restructuring, Small Cap and Large Cap Growth Funds may not in-vest in obligations of foreign branches of financial institutions or in domes-tic branches of foreign banks if immediately after such purchase (i) more than 5% of the value of their respective total assets would be invested in obliga-tions of any one foreign branch of the financial institution or domestic branch of a foreign bank; or (ii) more than 20% of their respective total as-sets would be invested in foreign branches of financial institutions or in do-mestic branches of foreign banks. In addition, the Large Cap Growth Fund will not purchase portfolio securities while borrowings in excess of 5% of its to-tal assets are outstanding. These investment policies may be changed by Excel-sior Fund's Board of Directors without shareholder approval.

 The Blended Equity and Income and Growth Funds will not invest more than 25% of the value of their respective total assets in domestic bank obligations.

 With respect to all investment policies, if a percentage limitation is satis-fied at the time of investment, a later increase or decrease in such percent-age resulting from a change in value of a Fund's portfolio securities will not constitute a violation of such limitation.

                               PRICING OF SHARES

 The net asset value of each Fund is determined and the Shares of each Fund are priced at the close of regular trading hours on the New York Stock Ex-change (the "Exchange"), currently 4:00 p.m. (Eastern Time). Net asset value and pricing for each Fund are determined on each day the Exchange and the In-vestment Adviser are open for trading ("Business Day"). Currently, the holi-days which the Funds observe are New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas. A Fund's net asset value per Share for purposes of pricing sales and redemptions is calculated by dividing the value of all securities and other assets allocable to the Fund, less the liabilities allocable to the Fund, by the number of its outstanding Shares.

 Assets in the Funds which are traded on a recognized domestic stock exchange are valued at the last sale price on the securities exchange on which such se-curities are primarily traded or at the last sale price on the national secu-rities market. Securities traded only on over-the-counter markets are valued on the basis of closing over-the-counter bid prices. Securities for which there were no transactions are valued at the average of the most recent bid and asked prices. An option or futures contract is valued at the last sales price quoted on the principal exchange or board of trade on which such option or contract is traded, or in the absence of a sale, the mean between the last bid and asked prices. Restricted securities and securities or other assets for which market quotations are not readily available are valued at fair value, pursuant to guidelines adopted by Excelsior Fund's Board of Directors.

 Portfolio securities which are primarily traded on foreign securities ex-changes are generally valued at the preceding closing values of such securi-ties on their respective exchanges, except that when an event subsequent to the time where value was so established is likely to have changed such value, then the fair value of those securities will be determined by consideration of other factors under the direction of the Board of Directors. A security which is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Invest-ments in debt securities having a maturity of 60 days or less are valued based upon the amortized cost method. All other foreign securities are valued at the last current bid quotation if market quotations are available, or at fair value as determined in accordance with guidelines adopted by the Board of Di-rectors. For valuation purposes, quotations of foreign securities in foreign currency are converted to U.S. dollars equivalent at the prevailing market rate on the day of conversion. Some of the securities acquired by the Funds may be traded on foreign exchanges or over-the-counter markets on days which are not Business Days. In such cases, the net asset value of the Shares may be significantly affected on days when investors can neither purchase nor redeem a Fund's Shares. Excelsior Fund's administrators have undertaken to price the securities in the Funds' portfolios, and may use one or more independent pric-ing services in connection with this service.

                       HOW TO PURCHASE AND REDEEM SHARES

DISTRIBUTOR

 Shares in each Fund are continuously offered for sale by Excelsior Fund's sponsor and distributor, Edgewood Services, Inc. (the "Distributor"), a whol-ly-owned subsidiary of Federated Investors, Inc. The Distributor is a registered broker/dealer. Its principal business address is 5800 Corporate Drive, Pittsburgh, PA 15237-5829.

 At various times the Distributor may implement programs under which a deal-er's sales force may be eligible to win nominal awards for certain sales ef-forts or under which the Distributor will make payments to any dealer that sponsors sales contests or recognition programs conforming to criteria estab-lished by the Distributor, or that participates in sales programs sponsored by the Distributor. The Distributor in its discretion may also from time to time, pursuant to objective criteria established by the Distributor, pay fees to qualifying dealers for certain services or activities which are primarily in-tended to result in sales of Shares of the Funds. If any such program is made available to any dealer, it will be made available to all dealers on the same terms and conditions. Payments made under such programs will be made by the Distributor out of its own assets and not out of the assets of the Funds.

 In addition, the Distributor may offer to pay a fee from its own assets to financial institutions for the continuing investment of customers' assets in the Funds or for providing substantial marketing, sales and operational sup-port. The support may include initiating customer accounts, participating in sales, educational and training seminars, providing sales literature, and en-gineering computer software programs that emphasize the attributes of the Funds. Such payments will be predicated upon the amount of Shares the finan-cial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution.

PURCHASE OF SHARES

 Shares in each Fund are sold at their net asset value per Share next computed after a purchase order is received in good order by the sub-transfer agent or another entity on behalf of Excelsior Fund. The Distributor has established several procedures for purchasing Shares in order to accommodate different types of investors.

 Shares may be purchased directly by individuals ("Direct Investors") or by institutions ("Institutional Investors" and, collectively with Direct Invest-ors, "Investors"). Shares may also be purchased by customers ("Customers") of the Investment Adviser, its affiliates and correspondent banks, and other in-stitutions ("Shareholder Organizations") that have entered into agreements with Excelsior Fund. A Shareholder Organization may elect to hold of record Shares for its Customers and to record beneficial ownership of Shares on the account statements provided by it to its Customers. If it does so, it is the Shareholder Organization's responsibility to transmit to the Distributor all purchase orders for its Customers and to transmit, on a timely basis, payment for such orders to Chase Global Funds Services Company ("CGFSC"), the Funds' sub-transfer agent, in accordance with the procedures agreed to by the Share-holder Organization and the Distributor. Confirmations of all such Customer purchases and redemptions will be sent by CGFSC to the particular Shareholder Organization. As an alternative, a Shareholder Organization may elect to es-tablish its Customers' accounts of record with CGFSC. In this event, even if the Shareholder Organization continues to place its Customers' purchase and redemption orders with the Funds, CGFSC will send confirmations of such trans-actions and periodic account statements directly to the shareholders of rec-ord. Shares in the Funds bear the expense of fees payable to Shareholder Orga-nizations for such services. See "Management of the Funds--Shareholder Organizations."

 Customers wishing to purchase Shares through their Shareholder Organization should contact such entity directly for appropriate instructions. (For a list of Shareholder Organizations in your area, call

(800) 446-1012.) An Investor purchasing Shares through a registered investment adviser or certified financial planner may incur transaction charges in connec-tion with such purchases. Such Investors should contact their registered in-vestment adviser or certified financial planner for further information on transaction fees. Investors may also purchase Shares directly from the Distrib-utor in accordance with procedures described below under "Purchase Procedures."

PURCHASE PROCEDURES

General

 Direct Investors may purchase Shares by completing the Application for pur-chase of Shares accompanying this Prospectus and mailing it, together with a check payable to Excelsior Funds, to:

   Excelsior Funds
   c/o Chase Global Funds Services Company
   P.O. Box 2798
   Boston, MA 02208-2798

 Subsequent investments in an existing account in any Fund may be made at any time by sending to the above address a check payable to Excelsior Funds along with: (a) the detachable form that regularly accompanies the confirmation of a prior transaction; (b) a subsequent order form which may be obtained from CGFSC; or (c) a letter stating the amount of the investment, the name of the Fund and the account number in which the investment is to be made. Institu-tional Investors may purchase Shares by transmitting their purchase orders to CGFSC by telephone at (800) 446-1012 or by terminal access. Institutional In-vestors must pay for Shares with Federal funds or funds immediately available to CGFSC.

Purchases by Wire

 Investors may also purchase Shares by wiring Federal funds to CGFSC. Prior to making an initial investment by wire, an Investor must telephone CGFSC at
(800) 446-1012 (from overseas, call (617) 557-8280) for instructions. Federal funds and registration instructions should be wired through the Federal Reserve System to:

   The Chase Manhattan Bank
   ABA #021000021
   Excelsior Funds, Account No. 9102732915
   For further credit to:
   Excelsior Funds
   Wire Control Number
   Account Registration (including account number)

 Investors making initial investments by wire must promptly complete the Appli-cation accompanying this Prospectus and forward it to CGFSC. Redemptions by In-vestors will not be processed until the completed Application for purchase of Shares has been received by CGFSC and accepted by the Distributor. Investors making subsequent investments by wire should follow the above instructions.

OTHER PURCHASE INFORMATION

 Except as provided in "Investor Programs" below, the minimum initial invest-ment by an Investor or initial aggregate investment by a Shareholder Organiza-tion investing on behalf of its Customers is $500 per Fund. The minimum subse-quent investment for both types of investors is $50 per Fund. Customers may agree with a particular Shareholder Organization to make a minimum purchase with respect to their accounts. Depending upon the terms of the particular ac-count, Shareholder Organizations may charge a Customer's account fees for automatic investment and other cash man-agement services provided. Excelsior Fund reserves the right to reject any pur-chase order, in whole or in part, or to waive any minimum investment require-ments. Third party checks will not be accepted as payment for Fund Shares.

REDEMPTION PROCEDURES

 Customers of Shareholder Organizations holding Shares of record may redeem all or part of their investments in the Funds in accordance with procedures gov-erning their accounts at the Shareholder Organizations. It is the responsibil-ity of the Shareholder Organizations to transmit redemption orders to CGFSC and credit such Customer accounts with the redemption proceeds on a timely basis. Redemption orders for Institutional Investors must be transmitted to CGFSC by telephone at (800) 446-1012 or by terminal access. No charge for wiring redemp-tion payments to Shareholder Organizations or Institutional Investors is im-posed by Excelsior Fund, although Shareholder Organizations may charge a Cus-tomer's account for wiring redemption proceeds. Information relating to such redemption services and charges, if any, is available from the Shareholder Or-ganizations. An Investor redeeming Shares through a registered investment ad-viser or certified financial planner may incur transaction charges in connec-tion with such redemptions. Such Investors should contact their registered in-vestment adviser or certified financial planner for further information on transaction fees. Investors may redeem all or part of their Shares in accor-dance with any of the procedures described below (these procedures also apply to Customers of Shareholder Organizations for whom individual accounts have been established with CGFSC).

REDEMPTION BY MAIL

 Shares may be redeemed by a Direct Investor by submitting a written request for redemption to:

   Excelsior Funds
   c/o Chase Global Funds Services Company
   P.O. Box 2798
   Boston, MA 02208-2798

 A written redemption request to CGFSC must (i) state the number of Shares to be redeemed, (ii) identify the shareholder account number and tax identifica-tion number, and (iii) be signed by each registered owner exactly as the Shares are registered. If the Shares to be redeemed were issued in certificate form, the certificates must be endorsed for transfer (or accompanied by a duly exe-cuted stock power) and must be submitted to CGFSC together with the redemption request. A redemption request for an amount in excess of $50,000 per account, or for any amount if the proceeds are to be sent elsewhere than the address of record, must be accompanied by signature guarantees from any eligible guarantor institution approved by CGFSC in accordance with its Standards, Procedures and Guidelines for the Acceptance of Signature Guarantees ("Signature Guarantee Guidelines"). Eligible guarantor institutions generally include banks, broker/dealers, credit unions, national securities exchanges, registered secu-rities associations, clearing agencies and savings associations. All eligible guarantor institutions must participate in the Securities Transfer Agents Me-dallion Program ("STAMP") in order to be approved by CGFSC pursuant to the Sig-nature Guarantee Guidelines. Copies of the Signature Guarantee Guidelines and information on STAMP can be obtained from CGFSC at (800) 446-1012 or at the ad-dress given above. CGFSC may require additional supporting documents for re-demptions made by corporations, executors, administrators, trustees and guardi-ans. A redemption request will not be deemed to be properly received until CGFSC receives all required documents in proper form. Payment for Shares re-deemed will ordinarily be made by mail within five Business Days after receipt by CGFSC of the redemption request in good order. Questions with respect to the proper form for redemption requests should be directed to CGFSC at (800) 446-1012 (from overseas, call (617) 557-8280).

REDEMPTION BY WIRE OR TELEPHONE

 Direct Investors who have so indicated on the Application, or have subse-quently arranged in writing to do so, may redeem Shares by instructing CGFSC by wire or telephone to wire the redemption proceeds directly to the Direct Investor's account at any commercial bank in the United States. Direct Invest-ors who are shareholders of record may also redeem Shares by instructing CGFSC by telephone to mail a check for redemption proceeds of $500 or more to the shareholder of record at his or her address of record. Institutional Investors may also redeem Shares by instructing CGFSC by telephone at (800) 446-1012 or by terminal access. Only redemptions of $500 or more will be wired to a Direct Investor's account. The redemption proceeds for Direct Investors must be paid to the same bank and account as designated on the Application or in written instructions subsequently received by CGFSC.

 In order to arrange for redemption by wire or telephone after an account has been opened or to change the bank or account designated to receive redemption proceeds, a Direct Investor must send a written request to Excelsior Fund, c/o CGFSC, at the address listed above under "Redemption by Mail." Such requests must be signed by the Direct Investor, with signatures guaranteed (see "Re-demption by Mail" above, for details regarding signature guarantees). Further documentation may be requested.

 CGFSC and the Distributor reserve the right to refuse a wire or telephone re-demption if it is believed advisable to do so. Procedures for redeeming Shares by wire or telephone may be modified or terminated at any time by Excelsior Fund, CGFSC or the Distributor. EXCELSIOR FUND, CGFSC, AND THE DISTRIBUTOR WILL NOT BE LIABLE FOR ANY LOSS, LIABILITY, COST OR EXPENSE FOR ACTING UPON TELEPHONE INSTRUCTIONS THAT ARE REASONABLY BELIEVED TO BE GENUINE. IN ATTEMPT-ING TO CONFIRM THAT TELEPHONE INSTRUCTIONS ARE GENUINE, EXCELSIOR FUND WILL USE SUCH PROCEDURES AS ARE CONSIDERED REASONABLE, INCLUDING RECORDING THOSE INSTRUCTIONS AND REQUESTING INFORMATION AS TO ACCOUNT REGISTRATION.

 If any portion of the Shares to be redeemed represents an investment made by personal check, Excelsior Fund and CGFSC reserve the right not to honor the redemption until CGFSC is reasonably satisfied that the check has been col-lected in accordance with the applicable banking regulations which may take up to 15 days. A Direct Investor who anticipates the need for more immediate ac-cess to his or her investment should purchase Shares by Federal funds or bank wire or by certified or cashier's check. Banks normally impose a charge in connection with the use of bank wires, as well as certified checks, cashier's checks and Federal funds. If a Direct Investor's purchase check is not col-lected, the purchase will be cancelled and CGFSC will charge a fee of $25.00 to the Direct Investor's account.

 During periods of substantial economic or market change, telephone redemp-tions may be difficult to complete. If an Investor is unable to contact CGFSC by telephone, the Investor may also deliver the redemption request to CGFSC in writing at the address noted above under "How to Purchase and Redeem Shares-- Redemption by Mail."

OTHER REDEMPTION INFORMATION

 Except as described in "Investor Programs" below, Investors may be required to redeem Shares in a Fund after 60 days' written notice if due to investor redemptions the balance in the particular account with respect to the Fund re-mains below $500. If a Customer has agreed with a particular Shareholder Or-ganization to maintain a minimum balance in his or her account at the institu-tion with respect to Shares of a Fund, and the balance in such account falls below that minimum, the Customer may be obliged by the Shareholder Organiza-tion to redeem all or part of his or her Shares to the extent necessary to maintain the required minimum balance.

GENERAL

 Purchase and redemption orders for Shares which are received in good order prior to the close of regular trading hours on the Exchange (currently 4:00 p.m., Eastern Time) on any Business Day are priced according to the net asset value determined on that day. Purchase orders received in good order after the close of regular trading hours on the Exchange are priced at the net asset value per Share determined on the next Business Day.

                               INVESTOR PROGRAMS

EXCHANGE PRIVILEGE

 Investors and Customers of Shareholder Organizations may, after appropriate prior authorization and without an exchange fee imposed by Excelsior Fund, ex-change Shares in a Fund having a value of at least $500 for shares of any other portfolio offered by Excelsior Fund or Excelsior Tax-Exempt Funds, Inc. ("Excelsior Tax-Exempt Fund") or for Trust Shares of Excelsior Institutional Trust, provided that such other shares may legally be sold in the state of the Investor's residence.

 Excelsior Fund currently offers 13 additional portfolios as follows:

  Money Fund, a money market fund seeking as high a level of current income as is consistent with liquidity and stability of principal through investments in high-quality money market investments maturing within 13 months;

  Government Money Fund, a money market fund seeking as high a level of cur-rent income as is consistent with liquidity and stability of principal through investments in obligations issued or guaranteed by the U.S. Govern-ment, its agencies or instrumentalities and repurchase agreements collateral-ized by such obligations;

  Treasury Money Fund, a money market fund seeking current income generally exempt from state and local income taxes through investments in direct short-term obligations issued by the U.S. Treasury and certain agencies or instru-mentalities of the U.S. Government;

  Short-Term Government Securities Fund, a fund seeking a high level of cur-rent income by investing principally in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agree-ments collateralized by such obligations, and having a dollar-weighted aver-age portfolio maturity of 1 to 3 years;

  Intermediate-Term Managed Income Fund, a fund seeking a high level of cur-rent interest income by investing principally in investment grade or better debt obligations and money market instruments, and having a dollar-weighted average portfolio maturity of 3 to 10 years;

  Managed Income Fund, a fund seeking higher current income primarily through investments in investment grade debt obligations, U.S. Government obligations and money market instruments;

  Energy and Natural Resources Fund, a non-diversified fund seeking long-term capital appreciation by investing in companies that are in the energy and other natural resources groups of industries;

  Real Estate Fund, a non-diversified fund seeking current income and long-term capital appreciation by investing in real estate investment trusts and other companies principally engaged in the real estate business;

  International Fund, a fund seeking total return derived primarily from in-vestments in foreign equity securities;

  Latin America Fund, a fund seeking long-term capital appreciation through investments in companies and securities of governments based in all countries in Central and South America;

  Pacific/Asia Fund, a fund seeking long-term capital appreciation through in-vestments in companies and securities of governments based in Asia and on the Asian side of the Pacific Ocean;

  Pan European Fund, a fund seeking long-term capital appreciation through in-vestments in companies and securities of governments based in Europe; and

  Emerging Markets Fund, a fund seeking long-term capital appreciation through investments primarily in equity securities of emerging country issuers.

 Excelsior Tax-Exempt Fund currently offers 7 portfolios as follows:

  Tax-Exempt Money Fund, a diversified tax-exempt money market fund seeking a moderate level of current interest income exempt from Federal income taxes through investments primarily in high-quality municipal obligations maturing within 13 months;

  New York Tax-Exempt Money Fund, a non-diversified tax-exempt money market fund seeking a moderate level of current interest income exempt from Federal and, to the extent possible, New York State and New York City income taxes through investments primarily in New York municipal obligations maturing within 13 months;

  Short-Term Tax-Exempt Securities Fund, a diversified fund seeking a high level of current interest income exempt from Federal income taxes through in-vestments in municipal obligations and having a dollar-weighted average port-folio maturity of 1 to 3 years;

  Intermediate-Term Tax-Exempt Fund, a diversified fund seeking a high level of current income exempt from Federal income taxes through investments in mu-nicipal obligations and having a dollar-weighted average portfolio maturity of 3 to 10 years;

  Long-Term Tax-Exempt Fund, a diversified fund seeking to maximize current interest income exempt from Federal income taxes through investments in mu-nicipal obligations and having a dollar-weighted average maturity of 10 to 30 years;

  New York Intermediate-Term Tax-Exempt Fund, a non- diversified fund designed to provide New York investors with a high level of current interest income exempt from Federal and, to the extent possible, New York State and New York City income taxes; this fund invests primarily in New York municipal obliga-tions and has a dollar-weighted average portfolio maturity of 3 to 10 years; and

  California Tax-Exempt Income Fund, a non-diversified fund designed to pro-vide California investors with as high a level of current interest income ex-empt from Federal and, to the extent possible, California state personal in-come taxes as is consistent with relative stability of principal; this fund invests primarily in California municipal obligations and has a dollar-weighted average portfolio maturity of 3 to 10 years.

 Excelsior Institutional Trust currently offers Trust Shares in the following investment portfolios:

  Optimum Growth Fund, a fund seeking superior, risk-adjusted total return through investments in a diversified portfolio of equity securities whose growth prospects, in the opinion of its investment adviser, appear to exceed that of the overall market; and

  Value Equity Fund, a fund seeking long-term capital appreciation through in-vestments in a diversified portfolio of equity securities whose market value, in the opinion of its investment adviser, appears to be undervalued relative to the marketplace.

 An exchange involves a redemption of all or a portion of the Shares in a Fund and the investment of the redemption proceeds in shares of another portfolio of Excelsior Fund, Excelsior Tax-Exempt Fund or Excelsior Institutional Trust. The redemption will be made at the per Share net asset value of the Shares being redeemed next determined after the exchange request is received in good order. The shares of the portfolio to be acquired will be purchased at the per share net asset value of those shares next determined after receipt of the exchange request in good order.

 Investors may find the exchange privilege useful if their investment objec-tives or market outlook should change after they invest in a Fund. For further information regarding exchange privileges, shareholders should call (800) 446-1012 (from overseas, call (617) 557-8280). Investors exercising the ex-change privilege with the other portfolios of Excelsior Fund, Excelsior Tax-Exempt Fund or Excelsior Institutional Trust should request and review the prospectuses of such funds. Such prospectuses may be obtained by calling the numbers listed above. In order to prevent abuse of this privilege to the disadvantage of other shareholders, Excelsior Fund, Excelsior Tax-Exempt Fund and Excelsior Institutional Trust reserve the right to limit the number of ex-change requests of Investors and Customers of Shareholder Organizations to no more than six per year. Excelsior Fund may modify or terminate the exchange program at any time upon 60 days' written notice to shareholders, and may re-ject any exchange request.

 For Federal income tax purposes, an exchange of Shares is a taxable event and, accordingly, a capital gain or loss may be realized by an Investor. Be-fore making an exchange, an Investor should consult a tax or other financial adviser to determine tax consequences.

 Exchanges by Telephone. For shareholders who have previously selected the telephone exchange option, an exchange order may be placed by calling (800) 446-1012 (from overseas, please call (617) 557-8280). By establishing the telephone exchange option, a shareholder authorizes CGFSC and the Distributor to act upon telephone instructions believed to be genuine. EXCELSIOR FUND, EXCELSIOR TAX-EXEMPT FUND, EXCELSIOR INSTITUTIONAL TRUST, CGFSC AND THE DISTRIBUTOR ARE NOT RESPONSIBLE FOR THE AUTHENTICITY OF EXCHANGE REQUESTS RECEIVED BY TELEPHONE THAT ARE REASONABLY BELIEVED TO BE GENUINE. IN ATTEMPTING TO CONFIRM THAT TELEPHONE INSTRUCTIONS ARE GENUINE, EXCELSIOR FUND, EXCELSIOR TAX-EXEMPT FUND AND EXCELSIOR INSTITUTIONAL TRUST WILL USE SUCH PROCEDURES AS ARE CONSIDERED REASONABLE, INCLUDING RECORDING THOSE INSTRUCTIONS AND REQUESTING INFORMATION AS TO ACCOUNT REGISTRATION.

SYSTEMATIC WITHDRAWAL PLAN

 An Investor who owns Shares of a Fund with a value of $10,000 or more may es-tablish a Systematic Withdrawal Plan. The Investor may request a declining-balance withdrawal, a fixed-dollar withdrawal, a fixed-share withdrawal, or a fixed-percentage withdrawal (based on the current value of Shares in the ac-count) on a monthly, quarterly, semi-annual or annual basis. To initiate the Systematic Withdrawal Plan, an Investor must complete Section 9 of the New Ac-count Application contained in this Prospectus and mail it to CGFSC at the ad-dress given above. Further information on establishing a Systematic Withdrawal Plan may be obtained by calling (800) 446-1012 (from overseas, call (617) 557-8280.)

 Shareholder Organizations may, at their discretion, establish similar system-atic withdrawal plans with respect to the Shares held by their Customers. In-formation about such plans and the applicable procedures may be obtained by Customers directly from their Shareholder Organizations.

RETIREMENT PLANS

 Shares are available for purchase by Investors in connection with the follow-ing tax-deferred prototype retirement plans offered by United States Trust Company of New York:

  IRAs (including "rollovers" from existing retirement plans) for individuals and their spouses;

  Profit Sharing and Money-Purchase Plans for corporations and self-employed individuals and their partners to benefit themselves and their employees; and

  Keogh Plans for self-employed individuals.

 Investors investing in the Funds pursuant to Profit Sharing and Money-Pur-chase Plans and Keogh Plans are not subject to the minimum investment and forced redemption provisions described above. The minimum initial investment for IRAs is $250 per Fund and the minimum subsequent investment is $50 per Fund. Detailed information concerning eligibility, service fees and other mat-ters related to these plans can be obtained by calling (800) 446-1012 (from overseas, call (617) 557-8280). Customers of Shareholder Organizations may purchase Shares of the Funds pursuant to retirement plans if such plans are offered by their Shareholder Organizations.

AUTOMATIC INVESTMENT PROGRAM

 The Automatic Investment Program permits Investors to purchase Shares (mini-mum of $50 per Fund per transaction) at regular intervals selected by the In-vestor. The minimum initial investment for an Automatic Investment Program ac-count is $50 per Fund. Provided the Investor's financial institution allows automatic withdrawals, Shares are purchased by transferring funds from an In-vestor's checking, bank money market or NOW account designated by the Invest-or. At the Investor's option, the account designated will be debited in the specified amount, and Shares will be purchased, once a month, on either the first or fifteenth day, or twice a month, on both days.

 The Automatic Investment Program is one means by which an Investor may use "Dollar Cost Averaging" in making investments. Instead of trying to time mar-ket performance, a fixed dollar amount is invested in Shares at predetermined intervals. This may help Investors to reduce their average cost per Share be-cause the agreed upon fixed investment amount allows more Shares to be pur-chased during periods of lower Share prices and fewer Shares during periods of higher prices. In order to be effective, Dollar Cost Averaging should usually be followed on a sustained, consistent basis. Investors should be aware, how-ever, that Shares bought using Dollar Cost Averaging are purchased without re-gard to their price on the day of investment or to market trends. In addition, while Investors may find Dollar Cost Averaging to be beneficial, it will not prevent a loss if an Investor ultimately redeems his Shares at a price which is lower than their purchase price.

 To establish an Automatic Investment account permitting Investors to use the Dollar Cost Averaging investment method described above, an Investor must com-plete Section 8 of the New Account Application contained in this Prospectus and mail it to CGFSC. An Investor may cancel his participation in this Program or change the amount of purchase at any time by mailing written notification to CGFSC, P.O. Box 2798, Boston, MA 02208-2798 and notification will be effec-tive three Business Days following receipt. Excelsior Fund may modify or ter-minate this privilege at any time or charge a service fee, although no such fee currently is contemplated. An Investor may also implement the Dollar Cost Averaging method on his own initiative or through other entities.

                          DIVIDENDS AND DISTRIBUTIONS

 Dividends from the net investment income of the Funds are declared and paid at least annually. For dividend purposes, a Fund's investment income is re-duced by accrued expenses directly attributable to that Fund and the general expenses of Excelsior Fund prorated to that Fund on the basis of its relative net assets. Net realized capital gains are distributed at least annually. Div-idends and distributions will reduce the net asset value of each of the Funds by the amount of the dividend or distribution. All dividends and distributions paid on Shares held of record by the Investment Adviser and its affiliates or correspondent banks will be paid in cash. Direct and Institutional Investors and Customers of other Shareholder Organizations will receive dividends and distributions in additional Shares of the Fund on which the dividend or dis-tribution is paid (as determined on the payable date), unless they have re-quested in writing (received by CGFSC at Excelsior Fund's address prior to the payment date) to receive dividends and distributions in cash. Reinvested divi-dends and distributions receive the same tax treatment as those paid in cash.

                                     TAXES

FEDERAL

 Each of the Funds qualified for its last taxable year as a "regulated invest-ment company" under the Internal Revenue Code of 1986, as amended (the "Code"). Each Fund expects to so qualify in future years. Such qualification generally relieves a Fund of liability for Federal income taxes to the extent its earnings are distributed in accordance with the Code.

 Qualification as a regulated investment company under the Code requires, among other things, that a Fund distribute to its shareholders an amount equal to at least 90% of its investment company taxable income for each taxable year. In general, a Fund's investment company taxable income will be its in-come (including dividends and interest), subject to certain adjustments and excluding the excess of any net long-term capital gain for the taxable year over the net short-term capital loss, if any, for such year. Each Fund intends to distribute substantially all of its investment company taxable income each year. Such dividends will be taxable as ordinary income to Fund shareholders who are not currently exempt from Federal income taxes, whether such income is received in cash or reinvested in additional Shares. (Federal income taxes for distributions to IRAs and qualified pension plans are deferred under the Code.) The dividends received deduction for corporations will apply to such ordinary income distributions to the extent of the total qualifying dividends received by a Fund from domestic corporations for the taxable year.

 Distributions by a Fund of the excess of its net long- term capital gain over its net short-term capital loss are taxable to shareholders as long-term capi-tal gain, regardless of how long the shareholders have held their Shares and whether such gains are received in cash or reinvested in additional Shares. Such distributions are not eligible for the dividends received deduction.

 Dividends declared in October, November or December of any year payable to shareholders of record on a specified date in such months will be deemed to have been received by shareholders and paid by a Fund on December 31 of such year if such dividends are actually paid during January of the following year.

 An Investor considering buying Shares of a Fund on or just before the record date of a dividend should be aware that the amount of the forthcoming dividend payment, although in effect a return of capital, will be taxable to him.

 A taxable gain or loss may be realized by a shareholder upon his redemption, transfer or exchange of Shares depending upon the tax basis of such Shares and their price at the time of redemption, transfer or exchange. If a shareholder holds Shares for six months or less and during that time receives a capital gain dividend on those Shares, any loss recognized on the sale or exchange of those Shares will be treated as a long-term capital loss to the extent of the capital gain dividend. Generally, a shareholder may include sales charges in-curred upon the purchase of Shares in his tax basis for such Shares for the purpose of determining gain or loss on a redemption, transfer or exchange of such Shares. However, if the shareholder effects an exchange of such Shares for Shares of another Fund within 90 days of the purchase and is able to re-duce the sales charges otherwise applicable to the new Shares (by virtue of the exchange privilege), the amount equal to such reduction may not be in-cluded in the tax basis of the shareholder's exchanged Shares for the purpose of determining gain or loss, but may be included (subject to the same limita-tion) in the tax basis of the new Shares.

 Qualification as a regulated investment company under the Code also requires that each Fund satisfy certain requirements with respect to the source of its income for a taxable year. At least 90% of the gross income of each Fund must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or for-eign currencies, and other income (including, but not limited to, gains from options, futures, or forward contracts) derived with respect to the Fund's business of investing in such stock, securities or currencies. The Treasury Department may by regulation exclude from qualifying income foreign currency gains which are not directly related to a Fund's principal business of invest-ing in stock or securities, or options and futures with respect to stock or securities. Any income derived by a Fund from a partnership or trust is treated for this purpose as derived with respect to the Fund's business of in-vesting in stock, securities or currencies only to the extent that such income is attributable to items of income which would have been qualifying income if realized by the Fund in the same manner as by the partnership or trust. Some of the investments that the Income and Growth Fund may make (such as liquidating trust receipts and creditor claims) may not be securities or may not produce qualifying income. Therefore, it may be necessary for the Investment Adviser to restrict the investments of that Fund to ensure that non-qualifying income does not exceed 10% of that Fund's total gross income for a taxable year.

 The foregoing summarizes some of the important tax considerations generally affecting the Funds and their shareholders and is not intended as a substitute for careful tax planning. Accordingly, potential investors in the Funds should consult their tax advisers with specific reference to their own tax situa-tions. Shareholders will be advised annually as to the Federal income tax con-sequences of distributions made each year.

STATE AND LOCAL

 Purchasers are advised to consult their tax advisers concerning the applica-tion of state and local taxes, which may have different consequences from those of the Federal income tax law described above.

                            MANAGEMENT OF THE FUNDS

 The business and affairs of the Funds are managed under the direction of Ex-celsior Fund's Board of Directors. The Statement of Additional Information contains the names of and general background information concerning Excelsior Fund's directors.

INVESTMENT ADVISER

 United States Trust Company of New York ("U.S. Trust New York") and U.S. Trust Company of Connecticut ("U.S. Trust Connecticut" and, collectively with U.S. Trust New York, "U.S. Trust" or the "Investment Adviser") serve as the Investment Adviser to the Funds. U.S. Trust New York is a state-chartered bank and trust company and a member bank of the Federal Reserve System. U.S. Trust Connecticut is a Connecticut state bank and trust company. U.S. Trust New York and U.S. Trust Connecticut are wholly-owned subsidiaries of U.S. Trust Corpo-ration, a registered bank holding company.

 The Investment Adviser provides trust and banking services to individuals, corporations, and institutions both nationally and internationally, including investment management, estate and trust administration, financial planning, corporate trust and agency banking, and personal and corporate banking. On De-cember 31, 1997, the Asset Management Groups of U.S. Trust New York and U.S. Trust Connecticut had approximately $61.2 billion in aggregate assets under management. U.S. Trust New York has its principal offices at 114 W. 47th Street, New York, New York 10036. U.S. Trust Connecticut has its principal of-fices at 225 High Ridge Road, East Building, Stamford, CT 06905.

 The Investment Adviser manages each Fund, makes decisions with respect to and places orders for all purchases and sales of its portfolio securities, and maintains records relating to such purchases and sales.

 The Blended Equity Fund's portfolio co-managers, Leigh H. Weiss and Bruce Tavel, are the persons primarily responsible for the day-to-day management of the Fund's investment portfolio. Mr. Weiss, a Managing Director and Senior Portfolio Manager, has been with U.S. Trust since 1993 and has managed the Fund since August 1997. Prior to joining U.S. Trust, Mr. Weiss was a portfolio manager with Goldman, Sachs & Co. Mr. Tavel, a Senior Vice President and head of U.S. Trust's Structured Investments Division, has been with U.S. Trust since 1980 and has managed the Fund since August 1997.

 The Income and Growth Fund's portfolio manager, Richard L. Bayles, is the person primarily responsible for the day-to-day management of the investment portfolio. Mr. Bayles, a Managing Director and Senior Portfolio Manager of the Personal Investment Division of U.S. Trust, has been with U.S. Trust since 1990 and has managed the Fund since 1990.

 The Value and Restructuring Fund's portfolio manager, David J. Williams, is the person primarily responsible for the day-to-day management of the Fund's investment portfolio. Mr. Williams, a Managing Director and Senior Portfolio Manager of the Personal Investment Division of U.S. Trust, has been with U.S. Trust since 1987 and has managed the Fund since its inception.

 The Small Cap Fund's portfolio co-managers are Timothy Pettee and Margaret Doyle. Mr. Pettee, a Managing Director and Director of Equity Research with U.S. Trust, has managed the Fund since August 1998. Prior to joining U.S. Trust, Mr. Pettee was a Vice President and fund manager with Alliance Capital Management in New York from 1993 to 1998. Ms. Doyle, a Vice President in U.S. Trust's Equity Research Division, has managed the Fund since August 1998. From 1996 to 1998, Ms. Doyle was a Vice President and Investment Officer with J & W Seligman & Co. in New York. Prior to 1996, Ms. Doyle was an Equity Research Analyst with Solomon Brothers, Inc. in New York.

 All investment decisions for the Large Cap Growth Fund are made by a commit-tee of investment professionals and no persons are primarily responsible for making recommendations to that committee. U.S. Trust New York provides its in-vestment advisory services to the Large Cap Growth Fund primarily through its Campbell Cowperthwait division.

 For the services provided and expenses assumed pursuant to its Investment Ad-visory Agreements, the Investment Adviser is entitled to be paid a fee, com-puted daily and paid monthly, at the annual rates of: .75% of the average daily net assets of the Blended Equity, Income and Growth and Large Cap Growth Funds; and .60% of the average daily net assets of the Value and Restructuring and Small Cap Funds.

 Prior to May 16, 1997, U.S. Trust New York served as investment adviser to the Blended Equity, Income and Growth, Value and Restructuring and Small Cap Funds pursuant to advisory agreements substantially similar to the Investment Advisory Agreements currently in effect for the Funds. For the fiscal year or period ended March 31, 1998, U.S. Trust received an advisory fee at the effec-tive annual rates of .68%, .67%, .56%, .53% and .60% of the average daily net assets of the Blended Equity, Income and Growth, Value and Restructuring, Small Cap and Large Cap Growth Funds, respectively. For the same period, U.S Trust waived advisory fees at the effective annual rates of .07%, .08%, .04%,
 .07% and .15% of the average daily net assets of the Blended Equity, Income and Growth, Value and Restructuring, Small Cap and Large Cap Growth Funds, re-spectively.

 From time to time, the Investment Adviser may voluntarily waive all or a por-tion of the advisory fees payable to it by a Fund, which waiver may be termi-nated at any time. See "Management of the Funds--Shareholder Organizations" for additional information on fee waivers.

 In executing portfolio transactions for the Funds, the Investment Adviser may use affiliated brokers in accordance with the requirements of the 1940 Act. The Investment Adviser may also take into account the sale of Excelsior Fund's shares in allocating brokerage transactions.

ADMINISTRATORS

 CGFSC, Federated Administrative Services and U.S. Trust Connecticut serve as the Funds' administrators (the "Administrators") and provide them with general administrative and operational assistance. The Administrators also serve as administrators of the other portfolios of Excelsior Fund and of all the port-folios of Excelsior Tax-Exempt Fund and Excelsior Institutional Trust, which are also advised by the Investment Adviser and its affiliates and distributed by the Distributor. For the services provided to all portfolios of Excelsior Fund, Excelsior Tax-Exempt Fund and Excelsior Institutional Trust (except the international portfolios of Excelsior Fund and Excelsior Institutional Trust), the Administrators are entitled jointly to annual fees, computed daily and paid monthly, based on the combined aggregate average daily net assets of the three companies (excluding the international portfolios of Excelsior Fund and Excelsior Institutional Trust) as follows:

             COMBINED AGGREGATE AVERAGE DAILY NET
                            ASSETS
              OF EXCELSIOR FUND, EXCELSIOR TAX-
                  EXEMPT FUND AND EXCELSIOR
              INSTITUTIONAL TRUST (EXCLUDING THE
                        INTERNATIONAL
               PORTFOLIOS OF EXCELSIOR FUND AND    ANNUAL
                EXCELSIOR INSTITUTIONAL TRUST)      FEE
             ------------------------------------  ------
            first $200 million.................... .200%
            next $200 million..................... .175%
            over $400 million..................... .150%

 Administration fees payable to the Administrators by each portfolio of Excel-sior Fund, Excelsior Tax-Exempt Fund and Excelsior Institutional Trust are al-located in proportion to their relative average daily net assets at the time of determination. From time to time, the Administrators may voluntarily waive all or a portion of the administration fee payable to them by a Fund, which waivers may be terminated at any time. See "Management of the Funds--Share-holder Organizations" for additional information on fee waivers.

 Prior to May 16, 1997, CGFSC, Federated Administrative Services and U.S. Trust New York served as Excelsior Fund's administrators pursuant to an admin-istration agreement substantially similar to the administration agreement cur-rently in effect for Excelsior Fund. For the fiscal year or period ended March 31, 1998, CGFSC, Federated Administrative Services and U.S. Trust received an aggregate administration fee at the effective annual rates of .153%, .152%,
 .151%, .153% and .153% of the average daily net assets of the Blended Equity, Income and Growth, Value and Restructuring, Small Cap and Large Cap Growth Funds, respectively, and waived administration fees at the effective annual rates of .001% and .002% of the average daily net assets of the Income and Growth and Value and Restructuring Funds, respectively.

SHAREHOLDER ORGANIZATIONS

 As described above under "Purchase of Shares," Excelsior Fund has agreements with certain Shareholder Organizations--firms that provide services, which may include acting as record shareholder, to their Customers who beneficially own Shares. As a consideration for these services, a Fund will pay the Shareholder Organization an administrative service fee up to the annual rate of .40% of the average daily net asset value of its Shares held by the Shareholder Orga-nization's Customers. Such services, which are described more fully in the Statement of Additional Information under "Management of the Funds--Share-holder Organizations," may include assisting in processing purchase, exchange and redemption requests; transmitting and receiving funds in connection with Customer orders to purchase, exchange or redeem Shares; and providing periodic statements. It is the responsibility of Shareholder Organizations to advise Customers of any fees that they may charge in connection with a Customer's in-vestment. Until further notice, the Investment Adviser and Administrators have voluntarily agreed to waive fees payable by a Fund in an aggregate amount equal to administrative service fees payable by that Fund.

BANKING LAWS

 Banking laws and regulations currently prohibit a bank holding company regis-tered under the Federal Bank Holding Company Act of 1956 or any bank or non-bank affiliate thereof from sponsoring, organizing or controlling a regis-tered, open-end investment company continuously engaged in the issuance of its shares, and prohibit banks generally from issuing, underwriting, selling or distributing securities such as Shares of the Funds, but such banking laws and regulations do not prohibit such a holding company or affiliate or banks gen-erally from acting as investment adviser, transfer agent, or custodian to such an investment company, or from purchasing shares of such company for and upon the order of customers. The Investment Adviser, CGFSC and certain Shareholder Organizations may be subject to such banking laws and regulations. State securities laws may differ from the interpretations of Federal law discussed in this paragraph and banks and fi-nancial institutions may be required to register as dealers pursuant to state law.

 Should legislative, judicial, or administrative action prohibit or restrict the activities of the Investment Adviser or other Shareholder Organizations in connection with purchases of Fund Shares, the Investment Adviser and such Shareholder Organizations might be required to alter materially or discontinue the investment services offered by them to Customers. It is not anticipated, however, that any resulting change in the Funds' method of operations would affect their net asset values per Share or result in financial loss to any shareholder.

                         DESCRIPTION OF CAPITAL STOCK

 Excelsior Fund was organized as a Maryland corporation on August 2, 1984. Currently, Excelsior Fund has authorized capital of 35 billion shares of Com-mon Stock, $.001 par value per share, classified into 43 series of shares rep-resenting interests in 18 investment portfolios. This Prospectus describes the Blended Equity, Income and Growth, Small Cap, Value and Restructuring and Large Cap Growth Funds.

 Each Share in a Fund represents an equal proportionate interest in the par-ticular Fund with other shares of the same class, and is entitled to such div-idends and distributions out of the income earned on the assets belonging to such Fund as are declared in the discretion of Excelsior Fund's Board of Di-rectors. Excelsior Fund's Charter authorizes the Board of Directors to clas-sify or reclassify any class of shares into one or more additional classes or series.

 Excelsior Fund's shareholders are entitled to one vote for each full share held and fractional votes for fractional shares held and will vote in the ag-gregate and not by class, except as otherwise expressly required by law.

 Certificates for Shares will not be issued unless expressly requested in writing to CGFSC and will not be issued for fractional Shares.

 As of July 8, 1998, U.S. Trust and its affiliates held of record substan-tially all of Excelsior Fund's outstanding shares as agent or custodian for their customers, but did not own such shares beneficially because they did not have voting or investment discretion with respect to such shares.

                         CUSTODIAN AND TRANSFER AGENT

 The Chase Manhattan Bank ("Chase"), a wholly-owned subsidiary of The Chase Manhattan Corporation, serves as the custodian of the Funds' assets. Communi-cations to the custodian should be directed to Chase, Mutual Funds Service Di-vision, 3 Chase MetroTech Center, 8th Floor, Brooklyn, NY 11245.

 U.S. Trust New York serves as the Funds' transfer and dividend disbursing agent. U.S. Trust New York has also entered into a sub-transfer agency ar-rangement with CGFSC, 73 Tremont Street, Boston, Massachusetts 02108-3913, pursuant to which CGFSC provides certain transfer agent, dividend disbursement and registrar services to the Funds.

                                 EXPENSES

 Except as otherwise noted, the Investment Adviser and the Administrators bear all expenses in connection with the performance of their services. The Funds bear the expenses incurred in their operations. Expenses of the Funds include taxes; interest; fees (including fees paid to Excelsior Fund's Directors and officers who are not affiliated with the Distributor or the Administrators);
SEC fees; state securities qualifi     -
cations fees; costs of preparing and printing prospectuses for regulatory pur-poses and for distribution to shareholders; advisory, administration and ad-ministrative servicing fees; charges of the custodian, transfer agent, and dividend disbursing agent; certain insurance premiums; outside auditing and legal expenses; costs of shareholder reports and shareholder meetings; and any extraordinary expenses. The Funds also pay for brokerage fees and commissions in connection with the purchase of portfolio securities.

                            PERFORMANCE INFORMATION

 From time to time, in advertisements or in reports to shareholders, the per-formance of the Funds may be quoted and compared to that of other mutual funds with similar investment objectives and to stock or other relevant indices or to rankings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, the performance of a Fund may be compared to data prepared by Lipper Analytical Services, Inc., a widely recognized independent service which monitors the performance of mutual funds. The performance of the Blended Equity, Value and Restructuring, Small Cap and Large Cap Growth Funds also may be compared to the Standard & Poor's 500 Stock Index ("S&P 500"), an unmanaged index of com-mon stocks of 500 companies, most of which are listed on the Exchange, the Consumer Price Index, or the Dow Jones Industrial Average, a recognized unman-aged index of common stocks of 30 industrial companies listed on the Exchange.

 Performance data as reported in national financial publications, including but not limited to Money Magazine, Forbes, Barron's, The Wall Street Journal and The New York Times, or in publications of a local or regional nature, may also be used in comparing the performance of the Funds.

 From time to time, each Fund may advertise its performance by using "average annual total return" over various periods of time. Such total return figure reflects the average percentage change in the value of an investment in a Fund from the beginning date of the measuring period to the end of the measuring period. Average total return figures will be given for the most recent one-year period, and may be given for other periods as well (such as from the com-mencement of a Fund's operations, or on a year-by-year basis). Each Fund may also use aggregate total return figures for various periods, representing the cumulative change in the value of an investment in the Fund for the specific period. Both methods of calculating total return assume that dividends and capital gain distributions made by a Fund during the period are reinvested in Fund Shares.

 Performance will fluctuate and any quotation of performance should not be considered as representative of a Fund's future performance. Shareholders should remember that performance is generally a function of the kind and qual-ity of the instruments held in a portfolio, operating expenses, and market conditions. Any fees charged by Shareholder Organizations with respect to ac-counts of Customers that have invested in Shares will not be included in cal-culations of performance.

                                 MISCELLANEOUS

 Shareholders will receive unaudited semiannual reports describing the Funds' investment operations and annual financial statements audited by the Funds' independent auditors.

 As used in this Prospectus, a "vote of the holders of a majority of the out-standing shares" of Excelsior Fund or a particular Fund means, with respect to the approval of an investment advisory agreement or a change in a fundamental investment policy, the affirmative vote of the lesser of (a) more than 50% of the outstanding shares of Excelsior Fund or such Fund, or (b) 67% or more of the shares of Excelsior Fund or such Fund present at a meeting if more than 50% of the outstanding shares of Excelsior Fund or such Fund are represented at the meeting in person or by proxy.

 Inquiries regarding any of the Funds may be directed to the Distributor at the address listed under "Distributor."

                   INSTRUCTIONS FOR NEW ACCOUNT APPLICATION

OPENING YOUR ACCOUNT:

                                             FOR OVERNIGHT DELIVERY: send to:
  Complete the Application and mail to:


  Excelsior Funds                            Excelsior Funds
  c/o Chase Global Funds Services Company    c/o Chase Global Funds Services
  P.O. Box 2798                              Company
  Boston, MA 02208-2798                      73 Tremont Street

                                             Boston, MA 02108-3913

  Please enclose with the Application your check made payable to the "Excel-sior Funds" in the amount of your investment.

  For direct wire purchases please refer to the section of the Prospectus en-titled "How to Purchase and Redeem Shares--Purchase Procedures."

MINIMUM INVESTMENTS:

  Except as provided in the Prospectus, the minimum initial investment is $500 per Fund; subsequent investments must be in the minimum amount of $50 per Fund. Investments may be made in excess of these minimums.

REDEMPTIONS:

  Shares can be redeemed in any amount and at any time in accordance with pro-cedures described in the Prospectus. In the case of shares recently purchased by check, redemption proceeds will not be made available until the transfer agent is reasonably assured that the check has been collected in accordance with applicable banking regulations.

  Certain legal documents will be required from corporations or other organi-zations, executors and trustees, or if redemption is requested by anyone other than the shareholder of record. Written redemption requests in excess of $50,000 per account must be accompanied by signature guarantees.

SIGNATURES: Please be sure to sign the Application.

  If the shares are registered in the name of:
    - an individual, the individual should sign.
    - joint tenants, both tenants should sign.
    - a custodian for a minor, the custodian should sign.
    - a corporation or other organization, an authorized officer should sign (please indicate corporate office or title).*
    - a trustee or other fiduciary, the fiduciary or fiduciaries should sign (please indicate capacity).*
  * A corporate resolution or appropriate certificate may be required.

QUESTIONS:

  If you have any questions regarding the Application or redemption require-ments, please contact the sub- transfer agent at (800) 446-1012 between 9:00 a.m. and 5:00 p.m. (Eastern Time).

     PROSPECTUS                                     AUGUST 1, 1998

                                 LOGO EXCELSIOR
                                      FUNDS INC.

                              BLENDED EQUITY FUND

                             INCOME AND GROWTH FUND

                          VALUE AND RESTRUCTURING FUND

                                 SMALL CAP FUND

                           LARGE CAP GROWTH FUND


                               TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
     PROSPECTUS SUMMARY....................................................   2
     EXPENSE SUMMARY.......................................................   3
     FINANCIAL HIGHLIGHTS..................................................   4
     U.S. TRUST'S INVESTMENT PHILOSOPHY AND STRATEGIES.....................   9
     INVESTMENT OBJECTIVES AND POLICIES....................................  10
     PORTFOLIO INSTRUMENTS AND OTHER INVESTMENT INFORMATION................  14
     INVESTMENT LIMITATIONS................................................  18
     PRICING OF SHARES.....................................................  20
     HOW TO PURCHASE AND REDEEM SHARES.....................................  21
     INVESTOR PROGRAMS.....................................................  25
     DIVIDENDS AND DISTRIBUTIONS...........................................  28
     TAXES.................................................................  28
     MANAGEMENT OF THE FUNDS...............................................  30
     DESCRIPTION OF CAPITAL STOCK..........................................  33
     CUSTODIAN AND TRANSFER AGENT..........................................  33
     EXPENSES..............................................................  33
     PERFORMANCE INFORMATION...............................................  34
     MISCELLANEOUS.........................................................  34
     INSTRUCTIONS FOR NEW ACCOUNT APPLICATION..............................  35


 NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESEN-TATIONS NOT CONTAINED IN THIS PROSPECTUS, OR IN THE FUNDS' STATEMENT OF ADDI-TIONAL INFORMATION INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OF-FERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY EXCELSIOR FUND OR ITS DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY EXCELSIOR FUND OR BY ITS DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

USTEQP898

                             EXCELSIOR FUNDS, INC.

                              Blended Equity Fund
                            Income and Growth Fund
                         Value and Restructuring Fund
                                Small Cap Fund
                            Large Cap Growth Fund



                      STATEMENT OF ADDITIONAL INFORMATION



                               August 1, 1998



This Statement of Additional Information is not a prospectus but should be read in conjunction with the current prospectus for the Blended Equity, Income and Growth, Value and Restructuring, Small Cap and Large Cap Growth Funds (individually, a "Fund" and collectively, the "Funds") of Excelsior Funds, Inc. ("Excelsior Fund") dated August 1, 1998 (the "Prospectus"). Much of the information contained in this Statement of Additional Information expands upon the subjects discussed in the Prospectus. No investment in shares of the Funds described herein (collectively, the "Shares") should be made without reading the Prospectus. A copy of the Prospectus may be obtained by writing Excelsior Fund c/o Chase Global Funds Services Company, 73 Tremont Street, Boston, MA 02108-3913 or by calling (800) 446-1012.

                               TABLE OF CONTENTS

Page

INVESTMENT OBJECTIVES AND POLICIES...............................................   1

     Other Investment Considerations - Blended Equity, Value and Restructuring,
        Small Cap and Large Cap Growth Funds                                        1
     Other Investment Considerations - Income and Growth Fund....................   2
     Additional Information on Portfolio Instruments.............................   4
     Additional Investment Limitations...........................................  10

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION...................................  13

INVESTOR PROGRAMS................................................................  14

     Systematic Withdrawal Plan..................................................  14
     Exchange Privilege..........................................................  15
     Other Investor Programs.....................................................  15

DESCRIPTION OF CAPITAL STOCK.....................................................  16

MANAGEMENT OF THE FUNDS..........................................................  17

     Directors and Officers......................................................  17
     Investment Advisory and Administration Agreements...........................  23
     Shareholder Organizations...................................................  25
     Expenses....................................................................  26
     Custodian and Transfer Agent................................................  26

PORTFOLIO TRANSACTIONS...........................................................  27

INDEPENDENT AUDITORS.............................................................  30

COUNSEL..........................................................................  30

ADDITIONAL INFORMATION CONCERNING TAXES..........................................  30

PERFORMANCE INFORMATION..........................................................  31

MISCELLANEOUS....................................................................  33

FINANCIAL STATEMENTS.............................................................  34

APPENDIX A....................................................................... A-1


                      INVESTMENT OBJECTIVES AND POLICIES
                      ----------------------------------


          The investment objectives and policies of the Blended Equity (prior to August 1, 1997, the "Equity"), Income and Growth, Value and Restructuring (prior to August 1, 1997, the "Business and Industrial Restructuring"), Small Cap (prior to August 1, 1997, the "Early Life Cycle") and Large Cap Growth Funds are described in the Prospectus. The following information supplements the description of the investment objectives and policies as set forth in the Prospectus.

Other Investment Considerations - Blended Equity, Value and Restructuring, Small
--------------------------------------------------------------------------------
Cap and Large Cap Growth Funds
------------------------------

          The Blended Equity, Value and Restructuring, Small Cap and Large Cap Growth Funds invest primarily in common stocks, but each Fund may also purchase both preferred stocks and securities convertible into common stock at the discretion of United States Trust Company of New York ("U.S. Trust New York") and U.S. Trust Company of Connecticut ("U.S. Trust Connecticut" and, collectively, with U.S. Trust New York, the "Investment Adviser" or "U.S. Trust"). While current income is secondary to the objective of long-term capital appreciation, the Investment Adviser expects that the broad and diversified strategies utilized by it will result in somewhat more current income than would be generated if the Investment Adviser utilized a single strategy more narrowly focused on rapid growth of principal and involving exposure to higher levels of risk.

          The Investment Adviser's investment philosophy is to identify investment values available in the market at attractive prices. Investment value arises from the ability to generate earnings or from the ownership of assets or resources. Underlying earnings potential and asset values are frequently demonstrable but not recognized in the market prices of the securities representing their ownership. The Investment Adviser employs the following three different but closely interrelated portfolio strategies to focus and organize its search for investment values.

1.   Problem/Opportunity Companies.  Important investment opportunities often
     -----------------------------
occur where companies develop solutions to large, complex, fundamental problems, such as declining industrial productivity; rising costs and declining sources of energy; the economic imbalances and value erosion caused by years of high inflation and interest rates; the soaring costs and competing priorities of providing health care; and the accelerating interdependence and "shrinking size" of the world.

          Solutions or parts of solutions to large problems may be generated by established companies or comparatively new companies of all sizes through the development of new products, technologies or services, or through new applications of older ones.

          Investment in such companies represents a very wide range of investment potential, current income return rates, and exposure to fundamental and market risks. Income generated by each Fund's investments in these companies would be expected to be moderate, characterized by lesser rates than those of a fund whose sole objective is current income, and somewhat higher rates than those of a higher-risk growth fund.

2.   Transaction Value Companies.  In the opinion of the Investment Adviser, the
     ---------------------------
stock market frequently values the aggregate ownership of a company at a substantially lower figure than its component assets would be worth if they were sold off separately over time. Such assets may include intangible assets such as product and market franchises, operating know-how, or distribution systems, as well as such tangible properties as oil reserves, timber, real estate, or production facilities. Investment opportunities in these companies are determined by the magnitude of difference between economic worth and current market price.

          Market undervaluations are very often corrected by purchase and sale, restructuring of the company, or market appreciation to recognize the actual worth. The recognition process may well occur over time, however, incurring a form of time-exposure risk. Success from investing in these companies is often great, but may well be achieved only after a waiting period of inactivity.

          Income derived from investing in undervalued companies is expected to be moderately greater than that derived from investments in either the Problem/Opportunity or Early Life Cycle companies.

3.   Early Life Cycle Companies.  Investments in Early Life Cycle companies tend
     --------------------------
to be narrowly focused on an objective of higher rates of capital appreciation. They correspondingly will involve a significantly greater degree of risk and the reduction of current income to a negligible level. Such investments will not be limited to new, small companies engaged only in frontier technology, but will seek opportunities for maximum appreciation through the full spectrum of business operations, products, services, and asset values. Consequently, the Funds' investments in Early Life Cycle companies are primarily in younger, small- to medium- sized companies in the early stages of their development.
Such companies are usually more flexible in trying new approaches to problem-solving and in making new or different employment of assets. Because of the high risk level involved, the ratio of success among such companies is lower than the average, but for those companies which succeed, the magnitude of investment reward is potentially higher.

Other Investment Considerations - Income and Growth Fund
--------------------------------------------------------

          The Income and Growth Fund is expected to have a greater portion of its assets invested in debt obligations under normal market conditions than the Blended Equity, Value and Restructuring, Small Cap and Large Cap Growth Funds. Further, although the Investment Adviser will generally use the three strategies described above for the Blended Equity, Value and Restructuring, Small Cap and Large Cap Growth Funds, the Income and Growth Fund will generally invest in those companies which are expected to generate the greater income. As a result, the Income and Growth Fund is likely to have a relatively small portion of its assets invested in Early Life Cycle companies.

          As stated in the Prospectus, the Income and Growth Fund may invest up to 10% of its assets in instruments such as liquidating trust receipts; certificates of beneficial ownership; limited partnership interests; creditor claims; loan participations; and warrants, options and other rights to purchase securities. Liquidating trust receipts, as well as certificates of beneficial interest, acquired by the Income and Growth Fund represent interests in trusts holding specific assets. In the case of a liquidating trust, such assets may include airplanes, ships and trucks that have been leased to third parties. Limited partnership interests acquired by the Fund may represent equitable interests in enterprises engaged in activities related to leasing of electronic, computer and other types of equipment. Normally, the profits and losses attributable to the foregoing types of instruments pass directly to the holders of the instruments and are not taxed at the trust or partnership level.

          Creditor claims (which may be in the form of notes or debentures) acquired by the Income and Growth Fund comprise debt obligations of companies being reorganized under bankruptcy or insolvency laws. Creditor claims normally sell at a substantial discount from their face value, may be convertible into stock of the reorganized company, and have a high degree of potential risk and reward. Loan participations acquired by the Income and Growth Fund represent interests in either separate, privately negotiated loans that have been made by lending institutions to third parties or pools of privately negotiated loans maintained in the loan portfolios of lending institutions. Lending institutions may sell loan participations to the Income and Growth Fund and other institutional investors in order to achieve additional revenues and to reduce their exposure on the loans involved, as well as for other reasons. Loan participations are considered to be illiquid securities subject to the 10% limitation on investments in illiquid securities described in the Prospectus.

          The instruments described above may provide a higher than normal rate of return but may also entail greater risks. These risks include the absence of any secondary or other organized market for certain instruments that the Income and Growth Fund may acquire; the likelihood that the transfer of certain instruments will otherwise be restricted because they have not been registered under Federal or state securities laws; the probability that certain instruments will represent interests in a single asset or project and will be entirely dependent upon market and economic factors affecting such asset or project and upon the skill of project managers to produce value; the possibility of volatile changes in the value of an instrument because of changes in the value of the asset underlying the instrument; the possibility that certain instruments will be subject to heavy cash flow dependency, defaults by borrowers, self-liquidation and the risk that the underlying portfolio company will fail to qualify for favorable tax treatment under the Internal Revenue Code of 1986, as amended (the "Code"); the possibility that the Fund's loss with respect to an instrument may exceed the amount of its investment; and, with respect to creditor claims and other debt instruments, the quality of the credit extended. In addition, as discussed in the Prospectus, income from some of the instruments described above may be non-qualifying income for purposes of the Code and must be monitored by the Investment Adviser so that the amount of any such non-qualifying income does not exceed the amount permitted by the Code. The Investment Adviser will purchase such instruments only when it determines that the expected return justifies the attendant risks.

Additional Information on Portfolio Instruments
-----------------------------------------------

          Options
          -------

          As stated in the Prospectus, the Income and Growth, Value and Restructuring, Small Cap and Large Cap Growth Funds may purchase put and call options listed on a national securities exchange and issued by the Options Clearing Corporation. Such purchases would be in an amount not exceeding 5% of each such Fund's net assets. Purchase of options is a highly specialized activity which entails greater than ordinary investment risks. Regardless of how much the market price of the underlying security increases or decreases, the option buyer's risk is limited to the amount of the original investment for the purchase of the option. However, options may be more volatile than the underlying securities, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying securities. A listed call option gives the purchaser of the option the right to buy from a clearing corporation, and the writer has the obligation to sell to the clearing corporation, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligations under the option contract. A listed put option gives the purchaser the right to sell to a clearing corporation the underlying security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security. Put and call options purchased by the Income and Growth, Value and Restructuring, Small Cap and Large Cap Growth Funds will be valued at the last sale price or, in the absence of such a price, at the mean between bid and asked prices.

          Also as stated in the Prospectus, each Fund may engage in writing covered call options and enter into closing purchase transactions with respect to such options. When any of the Funds writes a covered call option, it may terminate its obligation to sell the underlying security prior to the expiration date of the option by executing a closing purchase transaction, which is effected by purchasing on an exchange an option of the same series (i.e., same underlying security, exercise price and expiration date) as the option previously written. Such a purchase does not result in the ownership of an option. A closing purchase transaction will ordinarily be effected to realize a profit on an outstanding call option, to prevent an underlying security from being called, to permit the sale of the underlying security or to permit the writing of a new call option containing different terms on such underlying security. The cost of such a liquidation purchase plus transaction costs may be greater than the premium received upon the original option, in which event the writer will have incurred a loss on the transaction. An option position may be closed out only on an exchange which provides a secondary market for an option of the same series. There is no assurance that a liquid secondary market on an exchange will exist for any particular option. A covered option writer, unable to effect a closing purchase transaction, will not be able to sell the underlying security until the option expires or the underlying security is delivered upon exercise, with the result that the writer in such circumstances will be subject to the risk of market decline in the underlying security during such period. The Funds will write an option on a particular security only if the Investment Adviser believes that a liquid secondary market will exist on an exchange for options of the same series, which will permit the Funds to make a closing purchase transaction in order to close out its position.

          When a Fund writes an option, an amount equal to the net premium (the premium less the commission) received by that Fund is included in the liability section of that Fund's statement of assets and liabilities as a deferred credit. The amount of the deferred credit will be subsequently marked to market to reflect the current value of the option written. The current value of the traded option is the last sale price or, in the absence of a sale, the average of the closing bid and asked prices. If an option expires on the stipulated expiration date, or if the Fund involved enters into a closing purchase transaction, the Fund will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold), and the deferred credit related to such option will be eliminated. If an option is exercised, the Fund involved may deliver the underlying security from its portfolio or purchase the underlying security in the open market. In either event, the proceeds of the sale will be increased by the net premium originally received, and the Fund involved will realize a gain or loss. Premiums from expired call options written by the Funds and net gains from closing purchase transactions are treated as short-term capital gains for Federal income tax purposes, and losses on closing purchase transactions are short-term capital losses.

          Repurchase Agreements
          ---------------------

          The repurchase price under the repurchase agreements described in the Prospectus generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement). Securities subject to repurchase agreements are held by the Funds' custodian (or sub-custodian) or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered loans by a Fund under the Investment Company Act of 1940, as amended (the "1940 Act").

          Futures Contracts and Related Options
          -------------------------------------

          The Value and Restructuring, Small Cap and Large Cap Growth Funds may invest in futures contracts and options thereon. They may enter into interest rate futures contracts and other types of financial futures contracts, including foreign currency futures contracts, as well as any index or foreign market futures which are available on recognized exchanges or in other established financial markets. A futures contract on foreign currency creates a binding obligation on one party to deliver, and a corresponding obligation on another party to accept delivery of, a stated quantity of a foreign currency for an amount fixed in U.S. dollars. Foreign currency futures, which operate in a manner similar to interest rate futures contracts, may be used by the Value and Restructuring, Small Cap and Large Cap Growth Funds to hedge against exposure to fluctuations in exchange rates between the U.S. dollar and other currencies arising from multinational transactions.

          Futures contracts will not be entered into for speculative purposes, but to hedge risks associated with a Fund's securities investments. Positions in futures contracts may be closed out only on an exchange which provides a secondary market for such futures. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position. In the event of adverse price movements, a Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if the Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, the Fund may be required to make delivery of the instruments underlying futures contracts it holds. The inability to close options and futures positions also could have an adverse impact on the Fund's ability to effectively hedge.

          Successful use of futures by the Value and Restructuring, Small Cap and Large Cap Growth Funds is also subject to the Investment Adviser's ability to correctly predict movements in the direction of the market. For example, if a Fund has hedged against the possibility of a decline in the market adversely affecting securities held by it and securities prices increase instead, the Fund will lose part or all of the benefit to the increased value of its securities which it has hedged because it will have approximately equal offsetting losses in its futures positions. In addition, in some situations, if a Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. The Fund may have to sell securities at a time when it may be disadvantageous to do so.

          The risk of loss in trading futures contracts in some strategies can be substantial, due both to the low margin deposits required, and the extremely high degree of leverage involved in futures pricing. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss (as well as gain) to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, before any deduction for the transaction costs, if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the contract.

          Utilization of futures transactions by the Value and Restructuring, Small Cap and Large Cap Growth Funds involves the risk of loss by a Fund of margin deposits in the event of bankruptcy of a broker with whom such Fund has an open position in a futures contract or related option.

          Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

          The trading of futures contracts is also subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other disruptions of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.


          Options on Futures Contracts
          ----------------------------

          The Value and Restructuring, Small Cap and Large Cap Growth Funds may purchase options on the futures contracts described above. A futures option gives the holder, in return for the premium paid, the right to buy (call) from or sell (put) to the writer of the option a futures contract at a specified price at any time during the period of the option. Upon exercise, the writer of the option is obligated to pay the difference between the cash value of the futures contract and the exercise price. Like the buyer or seller of a futures contract, the holder, or writer, of an option has the right to terminate its position prior to the scheduled expiration of the option by selling, or purchasing, an option of the same series, at which time the person entering into the closing transaction will realize a gain or loss.

          Investments in futures options involve some of the same considerations that are involved in connection with investments in futures contracts (for example, the existence of a liquid secondary market). In addition, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased. Depending on the pricing of the option compared to either the futures contract upon which it is based, or upon the price of the instruments being hedged, an option may or may not be less risky than ownership of the futures contract or such instruments. In general, the market prices of options can be expected to be more volatile than the market prices on the underlying futures contract. Compared to the purchase or sale of futures contracts, however, the purchase of call or put options on futures contracts may frequently involve less potential risk to a Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). Although permitted by their fundamental investment policies, the Funds do not currently intend to write futures options, and will not do so in the future absent any necessary regulatory approvals.

          When-Issued and Forward Transactions
          ------------------------------------

          When a Fund agrees to purchase securities on a "when-issued" or "forward commitment" basis, the custodian will set aside cash or liquid portfolio securities equal to the amount of the commitment in a separate account. Normally, the custodian will set aside portfolio securities to satisfy a purchase commitment and, in such case, the Fund may be required subsequently to place additional assets in the separate account in order to ensure that the value of the account remains equal to the amount of the Fund's commitment. It may be expected that a Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. Because a Fund will set aside cash or liquid assets to satisfy its purchase commitments in the manner described, its liquidity and ability to manage its portfolio might be affected in the event its forward commitments or commitments to purchase "when-issued" securities ever exceed 25% of the value of its assets.

          A Fund will purchase securities on a "when-issued" or "forward commitment" basis only with the intention of completing the transaction. If deemed advisable as a matter of investment strategy, however, a Fund may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. In these cases, the Fund may realize a taxable capital gain or loss.

          When a Fund engages in "when-issued" or "forward commitment" transactions, it relies on the other party to consummate the trade. Failure of such other party to do so may result in the Fund incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

          The market value of the securities underlying a "when-issued" purchase or a forward commitment to purchase securities and any subsequent fluctuations in their market value are taken into account when determining the market value of a Fund starting on the day the Fund agrees to purchase the securities. The Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date.

          Forward Currency Transactions
          -----------------------------

          Each Fund will conduct its currency exchange transactions either on a spot (i.e., cash) basis at the rate prevailing in the currency exchange markets, or by entering into forward currency contracts. A forward foreign currency contract involves an obligation to purchase or sell a specific currency for a set price at a future date. In this respect, forward currency contracts are similar to foreign currency futures contracts; however, unlike futures contracts which are traded on recognized commodities exchange, forward currency contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. Also, forward currency contracts usually involve delivery of the currency involved instead of cash payment as in the case of futures contracts.

          A Fund's participation in forward currency contracts will be limited to hedging involving either specific transactions or portfolio positions. Transaction hedging involves the purchase or sale of foreign currency with respect to specific receivables or payables of the Fund generally arising in connection with the purchase or sale of its portfolio securities. The purpose of transaction hedging is to "lock in" the U.S. dollar equivalent price of such specific securities. Position hedging is the sale of foreign currency with respect to portfolio security positions denominated or quoted in that currency. The Fund will not speculate in foreign currency exchange transactions. Transaction and position hedging will not be limited to an overall percentage of a Fund's assets, but will be employed as necessary to correspond to particular transactions or positions. A Fund may not hedge its currency positions to an extent greater than the aggregate market value (at the time of entering into the forward contract) of the securities held in its portfolio denominated, quoted in, or currently convertible into that particular currency. When the Funds engage in forward currency transactions, certain asset segregation requirements must be satisfied to ensure that the use of foreign currency transactions is unleveraged. When a Fund takes a long position in a forward currency contract, it must maintain a segregated account containing liquid assets equal to the purchase price of the contract, less any margin or deposit. When a Fund takes a short position in a forward currency contract, the Fund must maintain a segregated account containing liquid assets in an amount equal to the market value of the currency underlying such contract (less any margin or deposit), which amount must be at least equal to the market price at which the short position was established. Asset segregation requirements are not applicable when a Fund "covers" a forward currency position generally by entering into an offsetting position.

          The transaction costs to the Funds of engaging in forward currency transactions vary with factors such as the currency involved, the length of the contract period and prevailing currency market conditions. Because currency transactions are usually conducted on a principal basis, no fees or commissions are involved. The use of forward currency contracts does not eliminate fluctuations in the underlying prices of the securities being hedged, but it does establish a rate of exchange that can be achieved in the future. Thus, although forward currency contracts used for transaction or position hedging purposes may limit the risk of loss due to an increase in the value of the hedged currency, at the same time they limit potential gain that might result were the contracts not entered into. Further, the Investment Adviser may be incorrect in its expectations as to currency fluctuations, and a Fund may incur losses in connection with its currency transactions that it would not otherwise incur. If a price movement in a particular currency is generally anticipated, a Fund may not be able to contract to sell or purchase that currency at an advantageous price.

          At or before the maturity of a forward sale contract, a Fund may sell a portfolio security and make delivery of the currency, or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Fund will obtain, on the same maturity date, the same amount of the currency which it is obligated to deliver. If the Fund retains the portfolio security and engages in an offsetting transaction, the Fund, at the time of execution of the offsetting transaction, will incur a gain or a loss to the extent that movement has occurred in forward contract prices. Should forward prices decline during the period between a Fund's entering into a forward contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the Fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Fund will suffer a loss to the extent the price of the currency it has agreed to sell is less than the price of the currency it has agreed to purchase in the offsetting contract. The foregoing principles generally apply also to forward purchase contracts.

          Real Estate Investment Trusts
          -----------------------------

          Each Fund may invest in equity real estate investment trusts ("REITs"). REITs pool investors' funds for investment primarily in commercial real estate properties. Investments in REITs may subject a Fund to certain risks. REITs may be affected by changes in the value of the underlying property owned by the trust. REITs are dependent upon specialized management skill, may not be diversified and are subject to the risks of financing projects. REITs are also subject to heavy cash flow dependency, defaults by borrowers, self liquidation and the possibility of failing to qualify for the beneficial tax treatment available to REITs under the Code, and to maintain exemption from the 1940 Act. As a shareholder in a REIT, a Fund would bear, along with other shareholders, its pro rata portion of the REIT's operating expenses. These expenses would be in addition to the advisory and other expenses a Fund bears directly in connection with its own operations.

          Securities Lending
          ------------------

          When a Fund lends its securities, it continues to receive interest or dividends on the securities lent and may simultaneously earn interest on the investment of the cash loan collateral, which will be invested in readily marketable, high-quality, short-term obligations. Although voting rights, or rights to consent, attendant to lent securities pass to the borrower, such loans may be called at any time and will be called so that the securities may be voted by a Fund if a material event affecting the investment is to occur.

Additional Investment Limitations
---------------------------------

          In addition to the investment limitations disclosed in the Prospectus, the Funds are subject to the investment limitations enumerated below. Fundamental investment limitations may be changed with respect to a Fund only by a vote of a majority of the holders of such Fund's outstanding Shares (as defined under "Miscellaneous" in the Prospectus). However, investment limitations which are "operating policies" with respect to a Fund may be changed by Excelsior Fund's Board of Directors without shareholder approval.

          The following investment limitations are fundamental with respect to each of the Blended Equity, Income and Growth, Value and Restructuring and Small Cap Funds. Each such Fund may not:

1. Act as an underwriter of securities within the meaning of the Securities Act of 1933, except insofar as it might be deemed to be an underwriter upon disposition of certain portfolio securities acquired within the limitation on purchases of restricted securities;

2. Purchase or sell real estate, except that each Fund may purchase securities of issuers which deal in real estate and may purchase securities which are secured by interests in real estate; and

3. Issue any senior securities, except insofar as any borrowing in accordance with a Fund's investment limitation contained in the Prospectus might be considered to be the issuance of a senior security.

          The following investment limitations are fundamental with respect to the Large Cap Growth Fund. The Fund may not:

4. Act as an underwriter of securities within the meaning of the Securities Act of 1933, except insofar as it might be deemed to be an underwriter upon disposition of certain portfolio securities acquired within the limitation on purchases of restricted securities and except to the extent that the purchase of obligations directly from the issuer thereof in accordance with its investment objective, policies and limitations may be deemed to be underwriting;

5. Purchase or sell real estate, except that (a) the Fund may purchase securities of issuers which deal in real estate and may purchase securities which are secured by real estate or interests therein, and (b) the Fund may hold and sell any real estate it acquires as a result of the Fund's ownership of such securities;

6. Issue any senior securities, except insofar as any borrowing in accordance with the Fund's investment limitations might be considered to be the issuance of a senior security; and

7. Purchase or sell commodities or commodities futures contracts or invest in oil, gas, or other mineral exploration or development programs; provided, however, that the Fund may: (a) purchase publicly traded securities of companies engaging in whole or in part in such activities or invest in liquidating trust receipts, certificates of beneficial ownership or other instruments in accordance with its investment objective and policies, and (b) purchase and sell options, forward contracts, futures contracts and futures options.

          The following investment limitations are fundamental with respect to the Blended Equity and Income and Growth Funds, but are operating policies with respect to the Value and Restructuring, Small Cap and Large Cap Growth Funds. No Fund may:

8. Purchase securities on margin, make short sales of securities, or maintain a short position;

9.   Invest in companies for the purpose of exercising management or control;
and

10. Acquire any other investment company or investment company security, except in connection with a merger, consolidation, reorganization, or acquisition of assets or where otherwise permitted by the 1940 Act.

          The following investment limitations are fundamental with respect to the Blended Equity and Income and Growth Funds. Neither the Blended Equity nor the Income and Growth Funds may:

11. Invest in or sell put options, call options, straddles, spreads, or any combination thereof; provided, however, that each Fund may write covered call options with respect to its portfolio securities that are traded on a national securities exchange, and may enter into closing purchase transactions with respect to such options if, at the time of the writing of such option, the aggregate value of the securities subject to the options written by the Fund involved does not exceed 25% of the value of its total assets; and provided that the Income and

Growth Fund may purchase options and other rights in accordance with its investment objective and policies;

12. Invest more than 5% of its total assets in securities issued by companies which, together with any predecessor, have been in continuous operation for fewer than three years; and

13. Purchase or sell commodities futures contracts or invest in oil, gas, or other mineral exploration or development programs; provided, however, that this shall not prohibit either Fund from purchasing publicly traded securities of companies engaging in whole or in part in such activities or the Income and Growth Fund from investing in liquidating trust receipts, certificates of beneficial ownership or other instruments in accordance with its investment objectives and policies.

          The following investment limitation is fundamental with respect to the Value and Restructuring and Small Cap Funds. The Value and Restructuring and Small Cap Funds may not:

14. Purchase or sell commodities or commodities futures contracts or invest in oil, gas, or other mineral exploration or development programs; provided, however, that (i) this shall not prohibit either Fund from purchasing publicly traded securities of companies engaging in whole or in part in such activities or from investing in liquidating trust receipts, certificates of beneficial ownership or other instruments in accordance with their investment objectives and policies, and (ii) each Fund may enter into futures contracts and futures options.

                                 *    *     *

          For the purpose of Investment Limitation No. 2, the prohibition of purchases of real estate includes acquisition of limited partnership interests in partnerships formed with a view toward investing in real estate, but does not prohibit purchases of shares in real estate investment trusts.

          In addition to the above investment limitations, each Fund currently intends to limit its investments in warrants so that, valued at the lower of cost or market value, they do not exceed 5% of the Fund's net assets. For the purpose of this limitation, warrants acquired by a Fund in units or attached to securities will be deemed to be without value. Each Fund also intends to refrain from entering into arbitrage transactions.

          Each of the Blended Equity and Income and Growth Funds may not purchase or sell commodities except as provided in Investment Limitation No. 9 above.

          If a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in value of a Fund's securities will not constitute a violation of such limitation.

                ADDITIONAL PURCHASE AND REDEMPTION INFORMATION
                ----------------------------------------------

          Shares are continuously offered for sale by Edgewood Services, Inc. (the "Distributor"), a wholly-owned subsidiary of Federated Investors, Inc., and the Distributor has agreed to use appropriate efforts to solicit all purchase orders. As described in the Prospectus, Shares may be sold to customers ("Customers") of financial institutions ("Shareholder Organizations"). Shares are also offered for sale directly to institutional investors and to members of the general public. Different types of Customer accounts at the Shareholder Organizations may be used to purchase Shares, including eligible agency and trust accounts. In addition, Shareholder Organizations may automatically "sweep" a Customer's account not less frequently than weekly and invest amounts in excess of a minimum balance agreed to by the Shareholder Organization and its Customer in Shares selected by the Customer. Investors purchasing Shares may include officers, directors, or employees of the particular Shareholder Organization.

         Excelsior Fund has authorized certain brokers to accept on its behalf purchase, exchange and redemption orders. Such brokers are authorized to designate other intermediaries to accept purchase, exchange and redemption orders on behalf of Excelsior Fund. Excelsior Fund will be deemed to have received a purchase, exchange or redemption order when such an authorized broker or designated intermediary accepts the order.

          Shares of the Funds are offered for sale at their net asset value per Share next computed after a purchase order is received in good order by Excelsior Fund's sub-transfer agent or after a purchase order is accepted by an authorized broker or designated intermediary. Similarly, an order for the exchange or redemption of Shares will receive the net asset value per Share next computed after the order is received in good order by Excelsior Fund's sub-transfer agent or after the order is accepted by an authorized broker or designated intermediary.

          Prior to February 14, 1997, Shares of the Funds were offered for sale with a maximum sales charge of 4.50%. For the fiscal years ended March 31, 1997 and 1996, total sales charges paid by shareholders of the Blended Equity, Income and Growth, Value and Restructuring and Small Cap Funds were $3,806 and $2,725; $1,241 and $1,223; $8,716 and $3,970; and $698 and $961, respectively. The
Distributor retained none of the foregoing sales charges with respect to the Funds for the fiscal year ended March 31, 1997 and for the period August 1, 1995 through March 31, 1996. UST Distributors, Inc., Excelsior Fund's former distributor, retained $473 with respect to the Blended Equity Fund; $298 with respect to the Income and Growth Fund; $42 with respect to the Value and Restructuring Fund; and $0 with respect to the Small Cap Fund for the period April 1, 1995 through July 31, 1995. The balance was paid to selling dealers.

          Excelsior Fund may suspend the right of redemption or postpone the date of payment for Shares for more than 7 days during any period when (a) trading on the New York Stock Exchange (the "Exchange") is restricted by applicable rules and regulations of the Securities and Exchange Commission (the "SEC"); (b) the Exchange is closed for other than customary weekend and holiday closings; (c) the SEC has by order permitted such suspension; or (d) an emergency exists as determined by the SEC.

          In the event that Shares are redeemed in cash at their net asset value, a shareholder may receive in payment for such Shares an amount that is more or less than his original investment due to changes in the market prices of that Fund's portfolio securities.

          Excelsior Fund reserves the right to honor any request for redemption or repurchase of a Fund's Shares by making payment in whole or in part in securities chosen by Excelsior Fund and valued in the same way as they would be valued for purposes of computing a Fund's net asset value. If payment is made in securities, a shareholder may incur transaction costs in converting these securities into cash. Such redemptions in kind will be governed by Rule 18f-1 under the 1940 Act so that a Fund is obligated to redeem its Shares solely in cash up to the lesser of $250,000 or 1% of its net asset value during any 90-day period for any one shareholder of a Fund.

          Under certain circumstances, Excelsior Fund may, in its discretion, accept securities as payment for Shares. Securities acquired in this manner will be limited to securities issued in transactions involving a bona fide
                                                                 ---------
reorganization or statutory merger, or other transactions involving securities that meet the investment objective and policies of any Fund acquiring such securities.


                               INVESTOR PROGRAMS
                               -----------------

Systematic Withdrawal Plan
--------------------------

          An investor who owns Shares with a value of $10,000 or more may begin a Systematic Withdrawal Plan. The withdrawal can be on a monthly, quarterly, semiannual or annual basis. There are four options for such systematic withdrawals. The investor may request:

(1)  A fixed-dollar withdrawal;

(2)  A fixed-share withdrawal;

(3)  A fixed-percentage withdrawal (based on the current value of the account);
     or

(4)  A declining-balance withdrawal.

          Prior to participating in a Systematic Withdrawal Plan, the investor must deposit any outstanding certificates for Shares with Chase Global Funds Services Company, the Funds' sub-transfer agent. Under this Plan, dividends and distributions are automatically reinvested in additional Shares of a Fund. Amounts paid to investors under this Plan should not be considered as income. Withdrawal payments represent proceeds from the sale of Shares, and there will be a reduction of the shareholder's equity in the Fund involved if the amount of the withdrawal payments exceeds the dividends and distributions paid on the Shares and the appreciation of the investor's investment in the Fund. This in turn may result in a complete depletion of the shareholder's investment. An investor may not participate in a program of systematic investing in a Fund while at the same time participating in the Systematic Withdrawal Plan with respect to an account in the same Fund. Customers of Shareholder Organizations may obtain information on the availability of, and the procedures and fees relating to, the Systematic Withdrawal Plan directly from their Shareholder Organizations.

Exchange Privilege
------------------

          Investors and Customers of Shareholder Organizations may exchange Shares having a value of at least $500 for shares of any other portfolio of Excelsior Fund or Excelsior Tax-Exempt Funds, Inc. ("Excelsior Tax-Exempt Fund" and, collectively with Excelsior Fund, the "Companies") or for Trust Shares of Excelsior Institutional Trust. Shares may be exchanged by wire, telephone or mail and must be made to accounts of identical registration. There is no exchange fee imposed by the Companies or Excelsior Institutional Trust. In order to prevent abuse of this privilege to the disadvantage of other shareholders, the Companies and Excelsior Institutional Trust reserve the right to limit the number of exchange requests of investors to no more than six per year. The Companies and Excelsior Institutional Trust may modify or terminate the exchange program at any time upon 60 days' written notice to shareholders, and may reject any exchange request. Customers of Shareholder Organizations may obtain information on the availability of, and the procedures and fees relating to, such program directly from their Shareholder Organizations.

          For Federal income tax purposes, exchanges are treated as sales on which the shareholder will realize a gain or loss, depending upon whether the value of the Shares to be given up in exchange is more or less than the basis in such Shares at the time of the exchange. Generally, a shareholder may include sales loads incurred upon the purchase of Shares in his or her tax basis for such Shares for the purpose of determining gain or loss on a redemption, transfer or exchange of such Shares. However, if the shareholder effects an exchange of Shares for shares of another portfolio of the Companies within 90 days of the purchase and is able to reduce the sales load otherwise applicable to the new shares (by virtue of the Companies' exchange privilege), the amount equal to such reduction may not be included in the tax basis of the shareholder's exchanged Shares but may be included (subject to the limitation) in the tax basis of the new shares.

Other Investor Programs
-----------------------

          As described in the Prospectus, Shares of the Funds may be purchased in connection with the Automatic Investment Program and certain Retirement Programs. Customers of Shareholder Organizations may obtain information on the availability of, and the procedures and fees relating to, such programs directly from their Shareholder Organizations.

                         DESCRIPTION OF CAPITAL STOCK
                         ----------------------------

          Excelsior Fund's Charter authorizes its Board of Directors to issue up to thirty-five billion full and fractional shares of capital stock, and to classify or reclassify any unissued shares of Excelsior Fund into one or more classes or series by setting or changing in any one or more respects their respective preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications, and terms and conditions of redemption. The Prospectus describes the classes of shares into which Excelsior Fund's authorized capital is currently classified. Prior to December 28, 1995, Excelsior Fund was known as "UST Master Funds, Inc."

          Shares have no preemptive rights and only such conversion or exchange rights as the Board of Directors may grant in its discretion. When issued for payment as described in the Prospectus, Shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of a Fund, its shareholders are entitled to receive the assets available for distribution belonging to that Fund and a proportionate distribution, based upon the relative asset values of Excelsior Fund's portfolios, of any general assets of Excelsior Fund not belonging to any particular portfolio of Excelsior Fund which are available for distribution. In the event of a liquidation or dissolution of Excelsior Fund, its shareholders will be entitled to the same distribution process.

          Shareholders of Excelsior Fund are entitled to one vote for each full share held, and fractional votes for fractional shares held, and will vote in the aggregate and not by class, except as otherwise required by the 1940 Act or other applicable law or when the matter to be voted upon affects only the interests of the shareholders of a particular class. Voting rights are not cumulative and, accordingly, the holders of more than 50% of the aggregate of Excelsior Fund's shares may elect all of Excelsior Fund's directors, regardless of votes of other shareholders.

          Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as Excelsior Fund shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each portfolio affected by the matter. A portfolio is affected by a matter unless it is clear that the interests of each portfolio in the matter are substantially identical or that the matter does not affect any interest of the portfolio. Under the Rule, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a portfolio only if approved by a majority of the outstanding shares of such portfolio. However, the Rule also provides that the ratification of the appointment of independent public accountants and the election of directors may be effectively acted upon by shareholders of Excelsior Fund voting without regard to class.

          Excelsior Fund's Charter authorizes its Board of Directors, without shareholder approval (unless otherwise required by applicable law), to: (a) sell and convey the assets of a Fund to another management investment company for consideration which may include securities issued by the purchaser and, in connection therewith, to cause all outstanding Shares of the Fund involved to be redeemed at a price which is equal to their net asset value and which may be paid in cash or by distribution of the securities or other consideration received from the sale and conveyance; (b) sell and convert a Fund's assets into money and, in connection therewith, to cause all outstanding Shares of the Fund involved to be redeemed at their net asset value; or (c) combine the assets belonging to a Fund with the assets belonging to another portfolio of Excelsior Fund, if the Board of Directors reasonably determines that such combination will not have a material adverse effect on shareholders of any portfolio participating in such combination, and, in connection therewith, to cause all outstanding Shares of the Fund involved to be redeemed at their net asset value or converted into shares of another class of Excelsior Fund's capital stock at net asset value. The exercise of such authority by the Board of Directors will be subject to the provisions of the 1940 Act, and the Board of Directors will not take any action described in this paragraph unless the proposed action has been disclosed in writing to the particular Fund's shareholders at least 30 days prior thereto.

          Notwithstanding any provision of Maryland law requiring a greater vote of Excelsior Fund's Common Stock (or of the Shares of a Fund voting separately as a class) in connection with any corporate action, unless otherwise provided by law (for example, by Rule 18f-2, discussed above) or by Excelsior Fund's Charter, Excelsior Fund may take or authorize such action upon the favorable vote of the holders of more than 50% of the outstanding Common Stock of Excelsior Fund voting without regard to class.


                            MANAGEMENT OF THE FUNDS
                            -----------------------

Directors and Officers
----------------------

          The directors and executive officers of Excelsior Fund, their addresses, ages, principal occupations during the past five years, and other affiliations are as follows:


                                                                            Principal Occupation
                                          Position with                     During Past 5 Years and
Name and Address                          Excelsior Fund                    Other Affiliations
----------------                          --------------                    ------------------
Frederick S. Wonham/1/                    Chairman of the                   Retired; Director of
238 June Road                             Board, President                  Excelsior Fund and Excelsior
Stamford, CT  06903                       and Treasurer                     Tax-Exempt Fund (since 1995);
Age: 67                                                                     Trustee of Excelsior Funds
                                                                            and Excelsior Institutional Trust (since 1995);
                                                                            Vice Chairman of U.S. Trust Corporation and
                                                                            U.S. Trust New York (from February 1990 until
                                                                            September 1995); and Chairman, U.S. Trust
                                                                            Connecticut (from March 1993 to May 1997).

Donald L. Campbell                        Director                          Retired; Director of
333 East 69th Street                                                        Excelsior Fund and Excelsior
Apt. 10-H                                                                   Tax-Exempt Fund (since 1984);
New York, NY 10021                                                          Director of UST Master
Age: 72                                                                     Variable Series, Inc.
                                                                            (from 1994 to June 1997); Trustee of Excelsior
                                                                            Institutional Trust (since 1995); and Director,
                                                                            Royal Life Insurance Co. of New York (since
                                                                            1991).

Rodman L. Drake                           Director                          Director, Excelsior Fund and Excelsior
Continuation Investments Group, Inc.                                        Tax-Exempt Fund (since 1996); Trustee of
1251 Avenue of the Americas                                                 Excelsior Institutional Trust and Excelsior
9th Floor                                                                   Funds (since 1994); Director, Parsons
New York, NY  10020                                                         Brinkerhoff Energy Services Inc. (since 1996);
Age: 55                                                                     Director, Parsons Brinkerhoff, Inc.
                                                                            (engineering firm) (since 1995); President,
                                                                            Continuation Investments Group, Inc. (since
                                                                            1997); President, Mandrake Group (investment
                                                                            and consulting firm) (1994-1997); Director,
                                                                            Hyperion Total Return Fund, Inc. and four other
                                                                            funds for which Hyperion Capital Management,
                                                                            Inc. serves as investment adviser (since 1991);
                                                                            Co-Chairman, KMR Power Corporation (power
                                                                            plants) (from 1993 to 1996); Director, The
                                                                            Latin America Smaller Companies Fund, Inc.
                                                                            (since 1993); Member of Advisory Board,
                                                                            Argentina Private Equity Fund L.P. (from 1992
                                                                            to 1996) and Garantia L.P. (Brazil) (from 1993
                                                                            to 1996); and Director, Mueller Industries,
                                                                            Inc. (from 1992 to 1994).


-----------------------------
/1/   This director is considered to be an "interested person" of Excelsior Fund as defined in the 1940 Act.


                                                                            Principal Occupation
                                          Position with                     During Past 5 Years and
Name and Address                          Excelsior Fund                    Other Affiliations
----------------                          --------------                    ------------------
Joseph H. Dugan                           Director                          Retired; Director of
913 Franklin Lake Road                                                      Excelsior Fund and Excelsior
Franklin Lakes, NJ  07417                                                   Tax-Exempt Fund (since 1984);
Age: 73                                                                     Director of UST Master
                                                                            Variable Series, Inc.
                                                                            (from 1994 to June 1997); and Trustee of
                                                                            Excelsior Institutional Trust (since 1995).

Wolfe J. Frankl                           Director                          Retired; Director of Excelsior Fund and
2320 Cumberland Road                                                        Excelsior Tax-Exempt Fund (since 1986);
Charlottesville, VA  22901                                                  Director of UST Master Variable Series, Inc.
Age: 77                                                                     (from 1994 to June 1997); Trustee of Excelsior
                                                                            Institutional Trust (since 1995); Director,
                                                                            Deutsche Bank Financial, Inc. (since 1989);
                                                                            Director, The Harbus Corporation (since 1951);
                                                                            and Trustee, HSBC Funds Trust and HSBC Mutual
                                                                            Funds Trust (since 1988).

W. Wallace McDowell, Jr.                  Director                          Director of Excelsior Fund and Excelsior
c/o Prospect Capital                                                        Tax-Exempt Fund (since 1996); Trustee of
   Corp.                                                                    Excelsior Institutional Trust and Excelsior
43 Arch Street                                                              Funds (since 1994); Private Investor (since
Greenwich, CT  06830                                                        1994); Managing Director, Morgan Lewis Githens
Age: 61                                                                     & Ahn (from 1991 to 1994); and Director, U.S.
                                                                            Homecare Corporation (since 1992), Grossmans,
                                                                            Inc. (from 1993 to 1996), Children's Discovery
                                                                            Centers (since 1984), ITI Technologies, Inc.
                                                                            (since 1992) and Jack Morton Productions (since
                                                                            1987).

Jonathan Piel                             Director                          Director of Excelsior Fund and Excelsior
558 E. 87th Street                                                          Tax-Exempt Fund  (since 1996); Trustee of
New York, NY  10128                                                         Excelsior Institutional Trust and Excelsior
Age: 59                                                                     Funds (since 1994); Vice President and Editor,
                                                                            Scientific American, Inc. (from 1986 to 1994);
                                                                            Director, Group for The South Fork,
                                                                            Bridgehampton, New York (since 1993); and
                                                                            Member, Advisory Committee, Knight Journalism
                                                                            Fellowships, Massachusetts Institute of
                                                                            Technology (since 1984).


                                                                            Principal Occupation
                                          Position with                     During Past 5 Years and
Name and Address                          Excelsior Fund                    Other Affiliations
----------------                          --------------                    ------------------
Robert A. Robinson                        Director                          Director of Excelsior Fund
Church Pension Fund                                                         and Excelsior Tax-Exempt Fund
800 Second Avenue                                                           (since 1987); Director of UST
New York, NY  10017                                                         Master Variable Series, Inc.
Age: 72                                                                     (from 1994 to June 1997); Trustee of Excelsior
                                                                            Institutional Trust (since 1995); President
                                                                            Emeritus, The Church Pension Fund and its
                                                                            affiliated companies (since 1966); Trustee,
                                                                            H.B. and F.H. Bugher Foundation and Director of
                                                                            its wholly owned subsidiaries -- Rosiclear Lead
                                                                            and Flourspar Mining Co. and The Pigmy
                                                                            Corporation (since 1984); Director, Morehouse
                                                                            Publishing Co. (1974-1998); Trustee, HSBC Funds
                                                                            Trust and HSBC Mutual Funds Trust (since 1982);
                                                                            and Director, Infinity Funds, Inc. (since 1995).

Alfred C. Tannachion/2/                   Director                          Retired; Director of Excelsior Fund and
6549 Pine Meadows Drive                                                     Excelsior Tax-Exempt Fund (since 1985);
Spring Hill, FL  34606                                                      Chairman of the Board of Excelsior Fund and
Age: 72                                                                     Excelsior Tax-Exempt Fund (1991-1997) and
                                                                            Excelsior Institutional Trust (1996-1997);
                                                                            President and Treasurer of Excelsior Fund and
                                                                            Excelsior Tax-Exempt Fund (1994-1997) and
                                                                            Excelsior Institutional Trust (1996-1997);
                                                                            Chairman of the Board, President and Treasurer
                                                                            of UST Master Variable Series, Inc.
                                                                            (1994-1997); and Trustee of Excelsior
                                                                            Institutional Trust (since 1995).

W. Bruce McConnel, III                    Secretary                         Partner of the law firm of Drinker
Philadelphia National                                                       Biddle & Reath LLP.
 Bank Building
1345 Chestnut Street
Philadelphia, PA 19107
Age: 55

Michael P. Malloy                         Assistant Secretary               Partner of the law firm of Drinker Biddle &
Philadelphia National                                                       Reath LLP.
 Bank Building
1345 Chestnut Street
Philadelphia, PA 19107
Age: 39

-------------------------
/2/   This director is considered to be an "interested person" of Excelsior Fund as defined in the 1940 Act.


                                                                            Principal Occupation
                                          Position with                     During Past 5 Years and
Name and Address                          Excelsior Fund                    Other Affiliations
----------------                          --------------                    ------------------
Edward Wang                               Assistant                         Manager of Blue Sky Compliance, Chase Global
Chase Global Funds                        Secretary                         Funds Services Company (November 1996 to
 Services Company                                                           present); and Officer and Manager of Financial
73 Tremont Street                                                           Reporting, Investors Bank & Trust Company
Boston, MA  02108-3913                                                      (January 1991 to November 1996).
Age: 37

John M. Corcoran                          Assistant                         Vice President, Director of Fund
Chase Global Funds                        Treasurer                         Administration, Chase Global Funds Services
  Services Company                                                          Company (since April 1998); Vice President,
73 Tremont Street                                                           Senior Manager of Fund Administration, Chase
Boston, MA  02108-3913                                                      Global Funds Services Company (from July 1996
Age: 33                                                                     to April 1998); Second Vice President, Manager
                                                                            of Fund Administration, Chase Global Funds
                                                                            Services Company (from October 1993 to July
                                                                            1996); and Audit Manager, Ernst & Young LLP
                                                                            (from August 1987 to September 1993).

          Each director of Excelsior Fund receives an annual fee of $9,000 plus a meeting fee of $1,500 for each meeting attended and is reimbursed for expenses incurred in attending meetings. The Chairman of the Board is entitled to receive an additional $5,000 per annum for services in such capacity. Drinker Biddle & Reath LLP, of which Messrs. McConnel and Malloy are partners, receives legal fees as counsel to Excelsior Fund. The employees of Chase Global Funds Services Company do not receive any compensation from Excelsior Fund for acting as officers of Excelsior Fund. No person who is currently an officer, director or employee of the Investment Adviser serves as an officer, director or employee of Excelsior Fund. As of July 8, 1998, the directors and officers of Excelsior Fund as a group owned beneficially less than 1% of the outstanding shares of each fund of Excelsior Fund, and less than 1% of the outstanding shares of all funds of Excelsior Fund in the aggregate.

          The following chart provides certain information about the fees received by Excelsior Fund's directors in the most recently completed fiscal year.

                                              Pension or
                                              Retirement         Total
                                               Benefits      Compensation
                                              Accrued as  from Excelsior Fund
                               Aggregate       Part of         and Fund
     Name of               Compensation from     Fund        Complex* Paid
 Person/Position            Excelsior Fund     Expenses      to Directors
 ---------------           -----------------  ----------    --------------

Donald L. Campbell             $18,000            None        $38,000(3)**
Director

Rodman L. Drake                $16,500            None        $39,500(4)**
Director

Joseph H. Dugan                $18,000            None        $38,000(3)**
Director

Wolfe J. Frankl                $16,500            None        $36,500(3)**
Director

W. Wallace McDowell, Jr.       $15,000            None        $38,000(4)**
Director

Jonathan Piel                  $18,000            None        $43,000(4)**
Director

Robert A. Robinson             $18,000            None        $38,000(3)**
Director

Alfred C. Tannachion           $18,000            None        $38,000(3)**
Director

Frederick S. Wonham            $23,000            None        $53,000(4)**
Chairman of the Board,
President and Treasurer

---------------------------

* The "Fund Complex" consists of Excelsior Fund, Excelsior Tax-Exempt Fund, Excelsior Funds and Excelsior Institutional Trust.

** Number of investment companies in the Fund Complex for which director served as director or trustee.

Investment Advisory and Administration Agreements
-------------------------------------------------

          United States Trust Company of New York ("U.S. Trust New York") and U.S. Trust Company of Connecticut ("U.S. Trust Connecticut" and, collectively with U.S. Trust New York, "U.S. Trust" or the "Investment Adviser") serve as Investment Adviser to the Funds. In the Investment Advisory Agreements, the Investment Adviser has agreed to provide the services described in the Prospectus. The Investment Adviser has also agreed to pay all expenses incurred by it in connection with its activities under the respective agreements other than the cost of securities, including brokerage commissions, purchased for the Funds.

          Prior to May 16, 1997, U.S. Trust New York served as investment adviser to the Blended Equity, Income and Growth, Value and Restructuring and Small Cap Funds pursuant to advisory agreements substantially similar to the Investment Advisory Agreements currently in effect for such Funds.

          For the fiscal year or period ended March 31, 1998, Excelsior Fund paid U.S. Trust advisory fees of $3,139,705, $990,357, $1,163,708, $320,547 and
$65,472 with respect to the Blended Equity, Income and Growth, Value and Restructuring, Small Cap and Large Cap Growth Funds, respectively. For the same period, U.S. Trust waived advisory fees totaling $332,044, $110,502, $84,739, $41,845 and $16,680 with respect to the Blended Equity, Income and Growth, Value and Restructuring, Small Cap and Large Cap Growth Funds, respectively.

          For the fiscal year ended March 31, 1997, Excelsior Fund paid U.S. Trust New York advisory fees of $1,954,607, $876,995, $552,746 and $408,027 with respect to the Blended Equity, Income and Growth, Value and Restructuring and Small Cap Funds, respectively. For the same period, U.S. Trust New York waived advisory fees totaling $132,737, $105,756, $41,509 and $61,885 with respect to the Blended Equity, Income and Growth, Value and Restructuring and Small Cap Funds, respectively.

          For the fiscal year ended March 31, 1996, Excelsior Fund paid U.S. Trust New York advisory fees of $1,111,127, $785,037, $273,025, and $336,194 with respect to the Blended Equity, Income and Growth, Value and Restructuring and Small Cap Funds, respectively. For the same period, U.S. Trust New York waived fees totaling $106,377, $69,637, $21,119 and $57,942 with respect to the Blended Equity, Income and Growth, Value and Restructuring and Small Cap Funds, respectively.

          The Investment Advisory Agreements provide that the Investment Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Funds in connection with the performance of such agreements, except that the Investment Adviser shall be jointly, but not severally, liable for a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for advisory services or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Investment Adviser in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder. In addition, the Investment Adviser has undertaken in the Investment Advisory Agreements to maintain its policy and practice of conducting its Asset Management Group independently of its Banking Group.

          Chase Global Funds Services Company ("CGFSC"), Federated Administrative Services (an affiliate of the Distributor) and U.S. Trust Connecticut (collectively, the "Administrators") serve as Excelsior Fund's administrators. Under the Administration Agreement, the Administrators have agreed to maintain office facilities for the Funds, furnish the Funds with statistical and research data, clerical, accounting and bookkeeping services, and certain other services required by the Funds, and to compute the net asset value, net income and realized capital gains or losses, if any, of the respective Funds. The Administrators prepare semiannual reports to the SEC, prepare Federal and state tax returns, prepare filings with state securities commissions, arrange for and bear the cost of processing Share purchase and redemption orders, maintain the Funds' financial accounts and records, and generally assist in the Funds' operations.

          Prior to May 16, 1997, CGFSC, Federated Administrative Services and U.S. Trust New York served as Excelsior Fund's administrators pursuant to an administration agreement substantially similar to the Administration Agreement currently in effect for Excelsior Fund. Prior to August 1, 1995, administrative services were provided to Excelsior Fund by CGFSC and Concord Holding Corporation (collectively, the "former administrators") under an administration agreement having substantially the same terms as the Administration Agreement currently in effect.

          For the fiscal year or period ended March 31, 1998, Excelsior Fund paid CGFSC, Federated Administrative Services and U.S. Trust $707,403, $223,661, $315,023, $92,358 and $16,759 in the aggregate with respect to the Blended Equity, Income and Growth, Value and Restructuring, Small Cap and Large Cap Growth Funds, respectively. For the same period, CGFSC, Federated Administrative Services and U.S. Trust waived administration fees totaling $834, $914, $3,331 and $52 with respect to the Blended Equity, Income and Growth, Value and Restructuring and Small Cap Funds.

          For the fiscal year ended March 31, 1997, Excelsior Fund paid CGFSC, Federated Administrative Services and U.S. Trust New York $422,505, $200,249, $152,248 and $120,363 in the aggregate with respect to the Blended Equity, Income and Growth, Value and Restructuring and Small Cap Funds, respectively. For the same period, CGFSC, Federated Administrative Services and U.S. Trust New York waived administration fees totaling $5,344, $1,132, $108 and $87 with respect to the Blended Equity, Income and Growth, Value and Restructuring and Small Cap Funds, respectively.

          For the period August 1, 1995 through March 31, 1996, Excelsior Fund paid CGFSC, Federated Administrative Services and U.S. Trust New York $171,595, $120,732, $57,370 and $74,016 in the aggregate with respect to the Blended Equity, Income and Growth, Value and Restructuring and Small Cap Funds, respectively. For the same period, CGFSC, Federated Administrative Services and U.S. Trust New York waived administration fees totaling $4,809, $1,416, $19 and $40 with respect to the Blended Equity, Income and Growth, Value and Restructuring and Small Cap Funds, respectively.

          For the period April 1, 1995 through July 31, 1995, Excelsior Fund paid the former administrators $72,709, $53,296, $18,319 and $27,350 in the aggregate with respect to the Blended Equity, Income and Growth, Value and Restructuring and Small Cap Funds, respectively. For the same period, the former administrators waived administration fees totaling $1,640, $575, $34 and $75 with respect to the Blended Equity, Income and Growth, Value and Restructuring and Small Cap Funds, respectively.

Shareholder Organizations
-------------------------

          As stated in the Prospectus, Excelsior Fund has entered into agreements with certain Shareholder Organizations. Such agreements require the Shareholder Organizations to provide shareholder administrative services to their Customers who beneficially own Shares in consideration for a Fund's payment of not more than the annual rate of 0.40% of the average daily net assets of the Fund's Shares beneficially owned by Customers of the Shareholder Organization. Such services may include: (a) acting as recordholder of Shares;
(b) assisting in processing purchase, exchange and redemption transactions; (c) providing periodic statements showing a Customer's account balances and confirmations of transactions by the Customer; (d) providing tax and dividend information to shareholders as appropriate; (e) transmitting proxy statements, annual reports, updated prospectuses and other communications from Excelsior Fund to Customers; and (f) providing or arranging for the provision of other related services.

          Excelsior Fund's agreements with Shareholder Organizations are governed by an Administrative Services Plan (the "Plan") adopted by Excelsior Fund. Pursuant to the Plan, Excelsior Fund's Board of Directors will review, at least quarterly, a written report of the amounts expended under Excelsior Fund's agreements with Shareholder Organizations and the purposes for which the expenditures were made. In addition, the arrangements with Shareholder Organizations will be approved annually by a majority of Excelsior Fund's directors, including a majority of the directors who are not "interested persons" of Excelsior Fund as defined in the 1940 Act and have no direct or indirect financial interest in such arrangements (the "Disinterested Directors").

          Any material amendment to Excelsior Fund's arrangements with Shareholder Organizations must be approved by a majority of Excelsior Fund's Board of Directors (including a majority of the Disinterested Directors). So long as Excelsior Fund's arrangements with Shareholder Organizations are in effect, the selection and nomination of the members of Excelsior Fund's Board of Directors who are not "interested persons" (as defined in the 1940 Act) of Excelsior Fund will be committed to the discretion of such Disinterested Directors.

          For the fiscal years or periods ended March 31, 1998, 1997 and 1996, payments to Shareholder Organizations totaled $182,660, $132,737 and $112,827; $111,416, $106,888 and $71,628; $88,070, $41,617 and $21,172; $41,897, $61,972
and $58,058; and $1,501, $0 and $0 with respect to the Blended Equity, Income and Growth, Value and Restructuring, Small Cap and Large Cap Growth Funds, respectively. Of these amounts,

$175,989, $118,778 and $97,209; $107,369, $103,262 and $66,022; $55,667, $41,514
and $21,149; $41,636, $61,952 and $58,039; and $1,501, $0 and $0 were paid to affiliates of U.S. Trust with respect to the Blended Equity, Income and Growth, Value and Restructuring, Small Cap and Large Cap Growth Funds, respectively.

Expenses
--------

          Except as otherwise noted, the Investment Adviser and the Administrators bear all expenses in connection with the performance of their services. The Funds bear the expenses incurred in their operations. Expenses of the Funds include: taxes; interest; fees (including fees paid to Excelsior Fund's directors and officers who are not affiliated with the Distributor or the Administrators); SEC fees; state securities qualifications fees; costs of preparing and printing prospectuses for regulatory purposes and for distribution to shareholders; advisory, administration and administrative servicing fees; charges of the custodian, transfer agent, and dividend disbursing agent; certain insurance premiums; outside auditing and legal expenses; cost of independent pricing services; costs of shareholder reports and shareholder meetings; and any extraordinary expenses. The Funds also pay for brokerage fees and commissions in connection with the purchase of portfolio securities.

Custodian and Transfer Agent
----------------------------

          The Chase Manhattan Bank ("Chase") serves as custodian of the Funds' assets. Under the Custodian Agreement, Chase has agreed to: (i) maintain a separate account or accounts in the name of the Funds; (ii) make receipts and disbursements of money on behalf of the Funds; (iii) collect and receive all income and other payments and distributions on account of the Funds' portfolio securities; (iv) respond to correspondence from securities brokers and others relating to its duties; (v) maintain certain financial accounts and records; and
(vi) make periodic reports to Excelsior Fund's Board of Directors concerning the Funds' operations. Chase may, at its own expense, open and maintain custody accounts with respect to the Funds with other banks or trust companies, provided that Chase shall remain liable for the performance of all its custodial duties under the Custodian Agreement, notwithstanding any delegation.

          U.S. Trust New York serves as the Funds' transfer agent and dividend disbursing agent. In such capacity, U.S. Trust New York has agreed to: (i) issue and redeem Shares; (ii) address and mail all communications by the Funds to their shareholders, including reports to shareholders, dividend and distribution notices, and proxy materials for its meetings of shareholders;
(iii) respond to correspondence by shareholders and others relating to its duties; (iv) maintain shareholder accounts; and (v) make periodic reports to Excelsior Fund's Board of Directors concerning the Funds' operations. For its transfer agency, dividend disbursing, and subaccounting services, U.S. Trust New York is entitled to receive $15.00 per annum per account and subaccount. In addition, U.S. Trust New York is entitled to be reimbursed for its out-of-pocket expenses for the cost of forms, postage, processing purchase and redemption orders, handling of proxies, and other similar expenses in connection with the above services.

          U.S. Trust New York may, at its own expense, delegate its transfer agency obligations to another transfer agent registered or qualified under applicable law, provided that

U.S. Trust New York shall remain liable for the performance of all of its transfer agency duties under the Transfer Agency Agreement, notwithstanding any delegation. Pursuant to this provision in the agreement, U.S. Trust New York has entered into a sub-transfer agency arrangement with CGFSC, an affiliate of Chase, with respect to accounts of shareholders who are not Customers of U.S. Trust New York. For the services provided by CGFSC, U.S. Trust New York has agreed to pay CGFSC $15.00 per annum per account or subaccount plus out-of-pocket expenses. CGFSC receives no fee directly from Excelsior Fund for any of its sub-transfer agency services. U.S. Trust New York may, from time to time, enter into sub-transfer agency arrangements with third party providers of transfer agency services.


                            PORTFOLIO TRANSACTIONS
                            ----------------------

          Subject to the general control of Excelsior Fund's Board of Directors, the Investment Adviser is responsible for, makes decisions with respect to, and places orders for all purchases and sales of all portfolio securities of the Funds.

          The Funds may engage in short-term trading to achieve their investment objectives. Portfolio turnover may vary greatly from year to year as well as within a particular year. The Funds' portfolio turnover rate may also be affected by cash requirements for redemptions of Shares and by regulatory provisions which enable the Funds to receive certain favorable tax treatment. Portfolio turnover will not be a limiting factor in making portfolio decisions. See "Financial Highlights" in the Funds' Prospectus for the Funds' portfolio turnover rates.

          Transactions on U.S. stock exchanges involve the payment of negotiated brokerage commissions. On exchanges on which commissions are negotiated, the cost of transactions may vary among different brokers.

          For the fiscal years ended March 31, 1998, 1997 and 1996, the Blended Equity Fund paid brokerage commissions aggregating $288,470, $271,411 and $174,492, respectively, none of which was paid to affiliates of U.S. Trust.

          For the fiscal years ended March 31, 1998, 1997 and 1996, the Income and Growth Fund paid brokerage commissions aggregating $113,280, $74,499 and $89,512, respectively, none of which was paid to affiliates of U.S. Trust.

          For the fiscal years ended March 31, 1998 and 1997, the Value and Restructuring Fund paid brokerage commissions aggregating $412,406 and $271,334, respectively, of which $26,847 and $13,069, respectively, was paid to UST Securities Corp., an affiliate of U.S. Trust. For the same periods, the percentages of total commissions paid by the Fund to UST Securities Corp. were 6.51% and 4.82%, respectively, and the percentages of the total amount of the Fund's brokerage transactions involving the payment of commissions that was effected through UST Securities Corp. were 7.74% and 5.76%, respectively. For the same periods, the average commissions per Share paid by the Fund to UST Securities Corp. and other unaffiliated brokers were $0.09 and $0.06, and $0.09 and

$0.08, respectively. For the fiscal year ended March 31, 1996, the Fund paid brokerage commissions aggregating $152,269, none of which was paid to affiliates of U.S. Trust.

          For the fiscal year ended March 31, 1998, the Small Cap Fund paid brokerage commissions aggregating $131,936, none of which was paid to affiliates of U.S. Trust. For the fiscal year ended March 31, 1997, the Small Cap Fund paid brokerage commissions aggregating $122,184, of which $7,047 was paid to UST Securities Corp. For the same period, the percentage of total commissions paid by the Fund to UST Securities Corp. was 5.77%, and the percentage of the total amount of the Fund's brokerage transactions involving the payment of commissions that was effected through UST Securities Corp. was 1.83%. For the same period, the average commissions per Share paid by the Fund to UST Securities Corp. and other unaffiliated brokers were $0.03 and $0.04, respectively. For the fiscal year ended March 31, 1996, the Fund paid brokerage commissions aggregating $95,108, none of which was paid to affiliates of U.S. Trust.

          For the fiscal period ended March 31, 1998, the Large Cap Growth Fund paid brokerage commissions aggregating $25,680, none of which was paid to affiliates of U.S. Trust.

          Transactions in domestic over-the-counter markets are generally principal transactions with dealers, and the costs of such transactions involve dealer spreads rather than brokerage commissions. With respect to over-the-counter transactions, the Funds, where possible, will deal directly with the dealers who make a market in the securities involved, except in those circumstances where better prices and execution are available elsewhere.

          The Investment Advisory Agreements between Excelsior Fund and the Investment Adviser provide that, in executing portfolio transactions and selecting brokers or dealers, the Investment Adviser will seek to obtain the best net price and the most favorable execution. The Investment Adviser shall consider factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer and whether such broker or dealer is selling shares of Excelsior Fund, and the reasonableness of the commission, if any, for the specific transaction and on a continuing basis.

          In addition, the Investment Advisory Agreements authorize the Investment Adviser, to the extent permitted by law and subject to the review of Excelsior Fund's Board of Directors from time to time with respect to the extent and continuation of the policy, to cause the Funds to pay a broker which furnishes brokerage and research services a higher commission than that which might be charged by another broker for effecting the same transaction, provided that the Investment Adviser determines in good faith that such commission is reasonable in relation to the value of the brokerage and research services provided by such broker, viewed in terms of either that particular transaction or the overall responsibilities of the Investment Adviser to the accounts as to which it exercises investment discretion. Such brokerage and research services might consist of reports and statistics on specific companies or industries, general summaries of groups of stocks and their comparative earnings, or broad overviews of the stock market and the economy.

          Supplementary research information so received is in addition to and not in lieu of services required to be performed by the Investment Adviser and does not reduce the investment advisory fees payable by the Funds. Such information may be useful to the Investment Adviser in serving the Funds and other clients and, conversely, supplemental information obtained by the placement of business of other clients may be useful to the Investment Adviser in carrying out its obligations to the Funds.

          Portfolio securities will not be purchased from or sold to the Investment Adviser, Distributor, or any affiliated person of either of them (as such term is defined in the 1940 Act) acting as principal, except to the extent permitted by the SEC.

          Investment decisions for the Funds are made independently from those for other investment companies, common trust funds and other types of funds managed by the Investment Adviser. Such other investment companies and funds may also invest in the same securities as the Funds. When a purchase or sale of the same security is made at substantially the same time on behalf of a Fund and another investment company or common trust fund, the transaction will be averaged as to price, and available investments allocated as to amount, in a manner which the Investment Adviser believes to be equitable to the Fund and such other investment company or common trust fund. In some instances, this investment procedure may adversely affect the price paid or received by the Funds or the size of the position obtained by the Funds. To the extent permitted by law, the Investment Adviser may aggregate the securities to be sold or purchased for the Funds with those to be sold or purchased for other investment companies or common trust funds in order to obtain best execution.

          To the extent that a Fund effects brokerage transactions with any broker-dealer affiliated directly or indirectly with U.S. Trust, such transactions, including the frequency thereof, the receipt of any commissions payable in connection therewith, and the selection of the affiliated broker-dealer effecting such transactions, will be fair and reasonable to the shareholders of the Fund.

          Excelsior Fund is required to identify any securities of its regular brokers or dealers (as defined in Rule 10b-1 under the 1940 Act) or their parents held by the Funds as of the close of the most recent fiscal year. As of March 31, 1998, the following Funds held the following securities of Excelsior Fund's regular brokers or dealers or their parents: the Blended Equity Fund held 202,694 shares of common stock of Morgan Stanley Dean Witter & Co.; the Income & Growth Fund held 45,000 shares of common stock of Morgan Stanley Dean Witter & Co.; and the Value and Restructuring Fund held 43,000 shares of common stock of J.P. Morgan & Co., Inc.

                             INDEPENDENT AUDITORS
                             --------------------

          Ernst & Young LLP, independent auditors, 200 Clarendon Street, Boston, MA 02116, serve as auditors of Excelsior Fund. The Funds' Financial Highlights included in the Prospectus and the financial statements for the period ended March 31, 1998 incorporated by reference in this Statement of Additional Information have been audited by Ernst & Young LLP for the periods included in their reports thereon which appear therein.


                                    COUNSEL
                                    -------

          Drinker Biddle & Reath LLP (of which Mr. McConnel, Secretary of Excelsior Fund, and Mr. Malloy, Assistant Secretary of Excelsior Fund, are partners), Philadelphia National Bank Building, 1345 Chestnut Street, Philadelphia, Pennsylvania 19107, is counsel to Excelsior Fund and will pass upon the legality of the Shares offered by the Prospectus.


                    ADDITIONAL INFORMATION CONCERNING TAXES
                    ---------------------------------------

          The following supplements the tax information contained in the Prospectus.

          Each Fund is treated as a separate corporate entity under the Code, and intends to qualify as a regulated investment company. If, for any reason, a Fund does not qualify for a taxable year for the special Federal tax treatment afforded regulated investment companies, such Fund would be subject to Federal tax on all of its taxable income at regular corporate rates, without any deduction for distributions to shareholders. In such event, dividend distributions would be taxable as ordinary income to shareholders to the extent of the Fund's current and accumulated earnings and profits and would be eligible for the dividends received deduction in the case of corporate shareholders.

          Each Fund will designate any distribution of the excess of net long-term capital gain over net short-term capital loss as a capital gain dividend in a written notice mailed to shareholders within 60 days after the close of the Fund's taxable year. Upon the sale or exchange of Shares, if the shareholder has not held such Shares for more than six months, any loss on the sale or exchange of those Shares will be treated as long-term capital loss to the extent of the capital gain dividends received with respect to the Shares.

          A 4% non-deductible excise tax is imposed on regulated investment companies that fail to currently distribute an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). The Funds intend to make sufficient distributions or deemed distributions of their ordinary taxable income and any capital gain net income prior to the end of each calendar year to avoid liability for this excise tax.

          Each Fund will be required in certain cases to withhold and remit to the U.S. Treasury 31% of taxable dividends or gross proceeds realized upon sale paid to shareholders who have failed to provide a correct tax identification number in the manner required, who are subject to withholding by the Internal Revenue Service for failure properly to include on their return payments of taxable interest or dividends, or who have failed to certify to the Fund when required to do so either that they are not subject to backup withholding or that they are "exempt recipients."

          The foregoing discussion is based on Federal tax laws and regulations which are in effect on the date of this Statement of Additional Information; such laws and regulations may be changed by legislative or administrative action. Shareholders are advised to consult their tax advisers concerning their specific situations and the application of state and local taxes.


                            PERFORMANCE INFORMATION
                            -----------------------

          The Funds may advertise the "average annual total return" for their Shares. Such return is computed by determining the average annual compounded rate of return during specified periods that equates the initial amount invested to the ending redeemable value of such investment according to the following formula:

                                ERV   to the 1 divided by the nth power
                         T = [(-----) - 1]
                                P

          Where:    T =  average annual total return.

                    ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year (or other) periods at the end of the applicable period (or a fractional portion thereof).

                    P =  hypothetical initial payment of $1,000.

                    n =  period covered by the computation, expressed in years.

     Each Fund may also advertise the "aggregate total return" for its Shares which is computed by determining the aggregate compounded rates of return during specified periods that likewise equate the initial amount invested to the ending redeemable value of such investment. The formula for calculating aggregate total return is as follows:

                                           ERV
               Aggregate Total Return = [(------)] - 1
                                            P

          The above calculations are made assuming that (1) all dividends and capital gain distributions are reinvested on the reinvestment dates at the price per Share existing on the reinvestment date, (2) all recurring fees charged to all shareholder accounts are included, and (3) for any account fees that vary with the size of the account, a mean (or median) account size in a Fund during the periods is reflected. The ending redeemable value (variable "ERV" in the formula) is determined by assuming complete redemption of the hypothetical investment after deduction of all nonrecurring charges at the end of the measuring period.

          Based on the foregoing calculations, the average annual total returns for the Shares of the Blended Equity, Income and Growth, Value and Restructuring and Small Cap Funds for the one year period ended March 31, 1998 were 50.82%, 33.29%, 52.10% and 35.33%, respectively. The average annual total returns for the Shares of the Blended Equity, Income and Growth, Value and Restructuring and Small Cap Funds for the five year period ended March 31, 1998 were 20.92%, 16.84%, 28.11% and 13.30%, respectively. The average annual total returns for the Shares of the Blended Equity and Income and Growth Funds for the ten year period ended March 31, 1998 were 17.52% and 14.58%, respectively. The average annual total returns for the Shares of the Value and Restructuring and Small Cap Funds for the period from December 31, 1992 (commencement of operations) to March 31, 1998 were 28.97% and 13.83%, respectively. The aggregate total return for the Shares of the Large Cap Growth Fund for the period October 1, 1997 (commencement of operations) to March 31, 1998 was 21.57%.

          The Funds may also from time to time include in advertisements, sales literature and communications to shareholders a total return figure that is not calculated according to the formula set forth above in order to compare more accurately a Fund's performance with other measures of investment return. For example, in comparing a Fund's total return with data published by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc. or Weisenberger Investment Company Service, or with the performance of an index, a Fund may calculate its aggregate total return for the period of time specified in the advertisement or communication by assuming the investment of $10,000 in Shares and assuming the reinvestment of each dividend or other distribution at net asset value on the reinvestment date. Percentage increases are determined by subtracting the initial value of the investment from the ending value and by dividing the remainder by the beginning value.

          The total return of Shares of a Fund may be compared to that of other mutual funds with similar investment objectives and to other relevant indices or to ratings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, the total return of a Fund may be compared to data prepared by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc. and Weisenberger Investment Company Service. Total return and yield data as reported in national financial publications such as Money Magazine, Forbes, Barron's, The Wall Street Journal
                     ----- --------  ------  --------  --- ---- ------ -------
and The New York Times, or in publications of a local or regional nature, may
    --- --- ---- -----
also be used in comparing the
performance of a Fund. Advertisements, sales literature or reports to shareholders may from time to time also include a discussion and analysis of each Fund's performance, including, without limitation, those factors, strategies and techniques that, together with market conditions and events, materially affected each Fund's performance.

          The Funds may also from time to time include discussions or illustrations of the effects of compounding in advertisements. "Compounding" refers to the fact that, if dividends or other distributions on a Fund investment are reinvested by being paid in additional Fund Shares, any future income or capital appreciation of a Fund would increase the value, not only of the original Fund investment, but also of the additional Fund Shares received through reinvestment. As a result, the value of the Fund investment would increase more quickly than if dividends or other distributions had been paid in cash. The Funds may also include discussions or illustrations of the potential investment goals of a prospective investor, investment management techniques, policies or investment suitability of a Fund, economic conditions, the effects of inflation and historical performance of various asset classes, including but not limited to, stocks, bonds and Treasury bills. From time to time advertisements, sales literature or communications to shareholders may summarize the substance of information contained in shareholder reports (including the investment composition of a Fund), as well as the views of the Investment Adviser as to current market, economy, trade and interest rate trends, legislative, regulatory and monetary developments, investment strategies and related matters believed to be of relevance to a Fund. The Funds may also include in advertisements charts, graphs or drawings which illustrate the potential risks and rewards of investment in various investment vehicles, including but not limited to, stocks, bonds, Treasury bills and Shares of a Fund. In addition, advertisements, sales literature or shareholder communications may include a discussion of certain attributes or benefits to be derived by an investment in a Fund. Such advertisements or communications may include symbols, headlines or other material which highlight or summarize the information discussed in more detail therein.


                                 MISCELLANEOUS
                                 -------------

          As used in the Prospectus, "assets belonging to a Fund" means the consideration received upon the issuance of Shares in the Fund, together with all income, earnings, profits, and proceeds derived from the investment thereof, including any proceeds from the sale of such investments, any funds or payments derived from any reinvestment of such proceeds, and a portion of any general assets of Excelsior Fund not belonging to a particular portfolio of Excelsior Fund. In determining a Fund's net asset value, assets belonging to the Fund are charged with the direct liabilities in respect of the Fund and with a share of the general liabilities of Excelsior Fund which are normally allocated in proportion to the relative asset values of Excelsior Fund's portfolios at the time of allocation. Subject to the provisions of Excelsior Fund's Charter, determinations by the Board of Directors as to the direct and allocable liabilities, and the allocable portion of any general assets with respect to a particular Fund, are conclusive.

          As of July 8, 1998, U.S. Trust and its affiliates held of record substantially all of Excelsior Fund's outstanding shares as agent or custodian for their customers, but did not own such shares beneficially because they did not have voting or investment discretion with respect to such shares.

          As of July 8, 1998, the name, address and percentage ownership of each person that owned beneficially or of record 5% or more of the outstanding Shares of a Fund were as follows: Blended Equity Fund: U.S. Trust Retirement Fund,
                            -------------------
c/o United States Trust Company of New York, 114 West 47th Street, New York, New York 10036, 11.41%; and United States Trust Company of New York Trustee FBO U.S. Trust Plan, U.S. Trust Company of The Pacific Northwest, Attn: Jill Williams, 4380 SW Macadam Avenue, Suite 2700, Portland, Oregon 97201, 6.7%; Income and
                                                                  ----------
Growth Fund:  U.S. Trust Company of California, N.A. Trustee For Crucible Fund,
-----------
U.S. Trust Company of The Pacific Northwest, Attn: Jill Williams, 4380 SW Macadam Avenue, Suite 450, Portland, Oregon 97201, 5.38%; Value and
                                                          ---------
Restructuring Fund:  Charles Schwab & Co., Inc., Special Custody A/C For Benefit
------------------
of Customers, Attn: Mutual Funds, 101 Montgomery Street, San Francisco, California 94104, 20.13%; and Small Cap Fund: U.S. Trust Retirement Fund, c/o
                              --------------
United States Trust Company of New York, 114 West 47th Street, New York, New York 10036, 16.00%.


                             FINANCIAL STATEMENTS
                             --------------------

          The audited financial statements and notes thereto in Excelsior Fund's Annual Report to Shareholders for the fiscal year ended March 31, 1998 (the "1998 Annual Report") for the Funds are incorporated in this Statement of Additional Information by reference. No other parts of the 1998 Annual Report are incorporated by reference herein. The financial statements included in the 1998 Annual Report for the Funds have been audited by Excelsior Fund's independent auditors, Ernst & Young LLP, whose reports thereon also appear in the 1998 Annual Report and are incorporated herein by reference. Such financial statements have been incorporated herein in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing. Additional copies of the 1998 Annual Report may be obtained at no charge by telephoning CGFSC at the telephone number appearing on the front page of this Statement of Additional Information.

                                  APPENDIX A
                                  ----------


Commercial Paper Ratings
------------------------

          A Standard & Poor's ("S&P") commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. The following summarizes the rating categories used by Standard and Poor's for commercial paper:

          "A-1" - Obligations are rated in the highest category indicating that the obligor's capacity to meet its financial commitment is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

          "A-2" - Obligations are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations rated "A-1". However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

          "A-3" - Obligations exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

          "B" - Obligations are regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

          "C" - Obligations are currently vulnerable to nonpayment and are dependent on favorable business, financial, and economic conditions for the obligor to meet its financial obligation.

          "D" - Obligations are in payment default. The "D" rating category is used when payments on an obligation are not made on the date due, even if the applicable grace period has not expired, unless S&P believes such payments will be made during such grace period. The "D" rating will also be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

          Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually debt obligations not having an original maturity in excess of one year, unless explicitly noted. The following summarizes the rating categories used by Moody's for commercial paper:

          "Prime-1" - Issuers (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

          "Prime-2" - Issuers (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

          "Prime-3" - Issuers (or supporting institutions) have an acceptable ability for repayment of senior short-term debt obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

          "Not Prime" - Issuers do not fall within any of the Prime rating categories.

          The three rating categories of Duff & Phelps for investment grade commercial paper and short-term debt are "D-1," "D-2" and "D-3." Duff & Phelps employs three designations, "D-1+," "D-1" and "D-1-," within the highest rating category. The following summarizes the rating categories used by Duff & Phelps for commercial paper:

          "D-1+" - Debt possesses the highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

          "D-1" - Debt possesses very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

          "D-1-" - Debt possesses high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

          "D-2" - Debt possesses good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

          "D-3" - Debt possesses satisfactory liquidity and other protection factors qualify issues as investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

          "D-4" - Debt possesses speculative investment characteristics. Liquidity is not sufficient to insure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation.

          "D-5" - Issuer has failed to meet scheduled principal and/or interest payments.

          Fitch IBCA short-term ratings apply to debt obligations that have time horizons of less than 12 months for most obligations, or up to three years for U.S. public finance securities. The following summarizes the rating categories used by Fitch IBCA for short-term obligations:

          "F1" - Securities possess the highest credit quality. This designation indicates the strongest capacity for timely payment of financial commitments and may have an added "+" to denote any exceptionally strong credit feature.

          "F2" - Securities possess good credit quality. This designation indicates a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of securities rated "F1".

          "F3" - Securities possess fair credit quality. This designation indicates that the capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

          "B" - Securities possess speculative credit quality. this designation indicates minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.


          "C" - Securities possess high default risk. This designation indicates that the capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

          "D" - Securities are in actual or imminent payment default.

          Thomson BankWatch short-term ratings assess the likelihood of an untimely payment of principal and interest of debt instruments with original maturities of one year or less. The following summarizes the ratings used by Thomson BankWatch:

          "TBW-1" - This designation represents Thomson BankWatch's highest category and indicates a very high likelihood that principal and interest will be paid on a timely basis.

          "TBW-2" - This designation represents Thomson BankWatch's second-highest category and indicates that while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1."

          "TBW-3" - This designation represents Thomson BankWatch's lowest investment-grade category and indicates that while the obligation is more susceptible to adverse developments (both internal and external) than those with higher ratings, the capacity to service principal and interest in a timely fashion is considered adequate.

          "TBW-4" - This designation represents Thomson BankWatch's lowest rating category and indicates that the obligation is regarded as non-investment grade and therefore speculative.


CORPORATE AND MUNICIPAL LONG-TERM DEBT RATINGS
----------------------------------------------

          The following summarizes the ratings used by Standard & Poor's for corporate and municipal debt:

          "AAA" - An obligation rated "AAA" has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

          "AA" - An obligation rated "AA" differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

          "A" - An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

          "BBB" - An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

          "BB," "B," "CCC," "CC" and "C" - Debt is regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

          "BB" - Debt is less vulnerable to non-payment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

          "B" - Debt is more vulnerable to non-payment than obligations rated "BB", but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

          "CCC" - Debt is currently vulnerable to non-payment, and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

          "CC" - An obligation rated "CC" is currently highly vulnerable to non-payment.

          "C" - The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

          "D" - An obligation rated "D" is in payment default. This rating is used when payments on an obligation are not made on the date due, even if the applicable grace period has not expired, unless S & P believes that such payments will be made during such grace period. "D" rating is also used upon the filing of a bankruptcy petition or the taking of similar action if payments on an obligation are jeopardized.

          PLUS (+) OR MINUS (-) - The ratings from "AA" through "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

          "r" - This rating is attached to highlight derivative, hybrid, and certain other obligations that S & P believes may experience high volatility or high variability in expected returns due to non-credit risks. Examples of such obligations are: securities whose principal or interest return is indexed to equities, commodities, or currencies; certain swaps and options; and interest-only and principal-only mortgage securities. The absence of an "r" symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

    The following summarizes the ratings used by Moody's for corporate and municipal long-term debt:

          "Aaa" - Bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

          "Aa" - Bonds are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

          "A" - Bonds possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

          "Baa" - Bonds are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

          "Ba," "B," "Caa," "Ca," and "C" - Bonds that possess one of these ratings provide questionable protection of interest and principal ("Ba" indicates speculative elements; "B" indicates a general lack of characteristics of desirable investment; "Caa" are of poor standing; "Ca" represents obligations which are speculative in a high degree; and "C" represents the lowest rated class of bonds). "Caa," "Ca" and "C" bonds may be in default.

          Con. (---) - Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operation experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

          Note: Those bonds in the Aa, A, Baa, Ba and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols, Aa1, A1, Baa1, Ba1 and B1.

          The following summarizes the long-term debt ratings used by Duff & Phelps for corporate and municipal long-term debt:

          "AAA" - Debt is considered to be of the highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

          "AA" - Debt is considered of high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

          "A" - Debt possesses protection factors which are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

          "BBB" - Debt possesses below-average protection factors but such protection factors are still considered sufficient for prudent investment. Considerable variability in risk is present during economic cycles.

          "BB," "B," "CCC," "DD," and "DP" - Debt that possesses one of these ratings is considered to be below investment grade. Although below investment grade, debt rated "BB" is deemed likely to meet obligations when due. Debt rated "B" possesses the risk that obligations will not be met when due. Debt rated "CCC" is well below investment grade and has considerable uncertainty as to timely payment of principal, interest or preferred dividends. Debt rated "DD" is a defaulted debt obligation, and the rating "DP" represents preferred stock with dividend arrearages.

          To provide more detailed indications of credit quality, the "AA," "A," "BBB," "BB" and "B" ratings may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major categories.

          The following summarizes the ratings used by Fitch IBCA for corporate and municipal bonds:

          "AAA" - Bonds considered to be investment grade and of the highest credit quality. These ratings denote the lowest expectation of investment risk and are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is very unlikely to be adversely affected by foreseeable events.

          "AA" - Bonds considered to be investment grade and of very high credit quality. These ratings denote a very low expectation of investment risk and indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

          "A" - Bonds considered to be investment grade and of high credit quality. These ratings denote a low expectation of investment risk and indicate strong capacity for timely payment of financial commitments. This capacity may, nevertheless, be more vulnerable to adverse changes in circumstances or in economic conditions than bonds with higher ratings.

          "BBB" - Bonds considered to be investment grade and of good credit quality. These ratings denote that there is currently a low expectation of investment risk. The capacity for timely payment of financial commitments is adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this category.

          "BB" - Bonds considered to be speculative. These ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic changes over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

          "B" - Bonds are considered highly speculative. These ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

          "CCC", "CC", "C" - Bonds have high default risk. Capacity for meeting financial commitments is reliant upon sustained, favorable business or economic developments. "CC" ratings indicate that default of some kind appears probable, and "C" ratings signal imminent default.

          "DDD," "DD" and "D" - Bonds are in default. Securities are not meeting obligations and are extremely speculative. "DDD" designates the highest potential for recovery on these securities, and "D" represents the lowest potential for recovery.

          To provide more detailed indications of credit quality, the Fitch IBCA ratings from and including "AA" to "B" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major rating categories.

          Thomson BankWatch assesses the likelihood of an untimely repayment of principal or interest over the term to maturity of long term debt and preferred stock which are issued by United States commercial banks, thrifts and non-bank banks; non-United States banks; and broker-dealers. The following summarizes the rating categories used by Thomson BankWatch for long-term debt ratings:

          "AAA" - This designation represents the highest category assigned by Thomson BankWatch to long-term debt and indicates that the ability to repay principal and interest on a timely basis is extremely high.

          "AA" - This designation indicates a very strong ability to repay principal and interest on a timely basis with limited incremental risk compared to issues rated in the highest category.

          "A" - This designation indicates that the ability to repay principal and interest is strong. Issues rated "A" could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

          "BBB" - This designation represents Thomson BankWatch's lowest investment-grade category and indicates an acceptable capacity to repay principal and interest. Issues rated "BBB" are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

          "BB," "B," "CCC," and "CC," - These designations are assigned by Thomson BankWatch to non-investment grade long-term debt. Such issues are regarded as having speculative characteristics regarding the likelihood of timely payment of principal and interest. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation.

          "D" - This designation indicates that the long-term debt is in default.

          PLUS (+) OR MINUS (-) - The ratings from "AAA" through "CC" may include a plus or minus sign designation which indicates where within the respective category the issue is placed.


MUNICIPAL NOTE RATINGS
----------------------

          A Standard and Poor's rating reflects the liquidity concerns and market access risks unique to notes due in three years or less. The following summarizes the ratings used by Standard & Poor's Ratings Group for municipal notes:

          "SP-1" - The issuers of these municipal notes exhibit a strong capacity to pay principal and interest. Those issues determined to possess very strong characteristics are given a plus (+) designation.

          "SP-2" - The issuers of these municipal notes exhibit satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

          "SP-3" - The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.

          Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade ("MIG") and variable rate demand obligations are designated Variable Moody's Investment Grade ("VMIG"). Such ratings recognize the differences between short-term credit risk and long-term risk. The following summarizes the ratings by Moody's Investors Service, Inc. for short-term notes:

          "MIG-1"/"VMIG-1" - This designation denotes best quality, enjoying strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

          "MIG-2"/"VMIG-2" - This designation denotes high quality, with margins of protection ample although not so large as in the preceding group.

          "MIG-3"/"VMIG-3" - This designation denotes favorable quality, with all security elements accounted for but lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

          "MIG-4"/"VMIG-4" - This designation denotes adequate quality, carrying specific risk but having protection commonly regarded as required of an investment security and not distinctly or predominantly speculative.

          "SG" - This designation denotes speculative quality and lack of margins of protection.

          Fitch IBCA and Duff & Phelps use the short-term ratings described under Commercial Paper Ratings for municipal notes.

                             CROSS-REFERENCE SHEET
                             ---------------------

                             EXCELSIOR FUNDS, INC.
                       (International, Latin America,
            Pacific/Asia, Pan European and Emerging Markets Funds)


Form N-1A, Part A, Item                       Prospectus Caption
-----------------------                       ------------------

1.    Cover Page...........................   Cover Page

2.    Synopsis.............................   Prospectus Summary; Expense
                                              Summary

3.    Condensed Financial Information......   Financial Highlights;
                                              Performance Information

4.    General Description of Registrant....   Prospectus Summary;
                                              Investment Objectives and
                                              Policies; Portfolio Instruments
                                              and Other Investment
                                              Information; Investment
                                              Limitations

5.    Management of the Fund...............   Management of the Funds;
                                              Custodian and Transfer Agent

5A.   Management's Discussion of Fund
      Performance..........................   Not Applicable

6.    Capital Stock and
       Other Securities....................   How to Purchase and Redeem
                                              Shares; Dividends and
                                              Distributions; Taxes; Description
                                              of Capital Stock; Miscellaneous

7.    Purchase of Securities
       Being Offered.......................   Pricing of Shares; How to
                                              Purchase and Redeem Shares;
                                              Investor Programs

8.    Redemption or Repurchase.............   How to Purchase and Redeem
                                              Shares

9.    Pending Legal Proceedings............   Not Applicable

                                                        LOGO EXCELSIOR
                                                             FUNDS INC.

Excelsior International Funds
-------------------------------------------------------------------------------

73 Tremont Street               For initial purchase information, current
Boston, MA 02108-3913           prices, performance information and existing
                                account information, call (800) 446-1012.
                                (From overseas, call (617) 557-8280.)
-------------------------------------------------------------------------------

This Prospectus describes several separate portfolios offered to investors by Excelsior Funds, Inc. ("Excelsior Fund"), an open-end, management investment company. Each portfolio (individually, a "Fund" and collectively, the "Funds") has its own investment objective and policies as follows:

  INTERNATIONAL FUND seeks total return on its assets through capital appreci-ation and income derived primarily from investments in a diversified portfolio of marketable foreign equity securities.

  LATIN AMERICA FUND seeks long-term capital appreciation through investments in companies and securities of governments based in all countries in Central and South America.

  PACIFIC/ASIA FUND seeks long-term capital appreciation through investments in companies and securities of governments based in all countries in Asia and on the Asian side of the Pacific Ocean.

  PAN EUROPEAN FUND seeks long-term capital appreciation through investments in companies and securities of governments based in Europe.

  EMERGING MARKETS FUND seeks long-term capital appreciation through invest-ments primarily in equity securities of emerging country issuers.

  Excelsior Fund is sponsored and distributed by Edgewood Services, Inc. and advised by United States Trust Company of New York and U.S. Trust Company of Connecticut (collectively, the "Investment Adviser" or "U.S. Trust").

  This Prospectus sets forth concisely the information about the Funds that a prospective investor should consider before investing. Investors should read this Prospectus and retain it for future reference. A Statement of Additional Information dated August 1, 1998 and containing additional information about the Funds has been filed with the Securities and Exchange Commission. The cur-rent Statement of Additional Information is available to investors without charge by writing to Excelsior Fund at its address shown above or by calling
(800) 446-1012. The Statement of Additional Information, as it may be supple-mented from time to time, is incorporated by reference in its entirety into this Prospectus. The Securities and Exchange Commission maintains a World Wide Web site (http://www.sec.gov) that contains the Statement of Additional Infor-mation and other information regarding Excelsior Fund.

SHARES OF THE FUNDS ("SHARES") ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARAN-TEED OR ENDORSED BY, U.S. TRUST, ITS PARENT OR AFFILIATES AND THE SHARES ARE NOT FEDERALLY INSURED BY, GUARANTEED BY, OBLIGATIONS OF OR OTHERWISE SUPPORTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY.

AN INVESTMENT IN THE FUNDS INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE AC-CURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                              August 1, 1998

                              PROSPECTUS SUMMARY

  EXCELSIOR FUNDS, INC. is an investment company offering various investment portfolios with differing objectives and policies. Founded in 1984, Excelsior Fund currently offers 18 Funds with combined assets of approximately $4 bil-lion. See "Description of Capital Stock."

  INVESTMENT ADVISER: United States Trust Company of New York and U.S. Trust Company of Connecticut (collectively, "U.S. Trust" or the "Investment Advis-er") serve as the Funds' investment adviser. U.S. Trust offers a variety of specialized financial and fiduciary services to high-net worth individuals, institutions and corporations. Excelsior Fund offers investors access to U.S. Trust's services. See "Management of the Funds--Investment Adviser."

  INVESTMENT OBJECTIVES AND POLICIES: Generally, each Fund is a diversified investment portfolio which invests principally in the equity securities of foreign companies. The Funds also may invest in warrants, convertible securi-ties, bonds and other securities of foreign companies and governments. The Funds' investment objectives and policies are summarized on the cover and ex-plained in greater detail later in this Prospectus. See "Investment Objectives and Policies," "Portfolio Instruments and Other Information" and "Investment Limitations."

  HOW TO INVEST: The Funds' Shares are offered at their net asset value. Ex-celsior Fund does not impose a sales load on purchases of Shares. See "How to Purchase and Redeem Shares."

  The minimum to start an account is $500 per Fund, with a minimum of $50 per Fund for subsequent investments. The easiest way to invest is to complete the account application which accompanies this Prospectus and to send it with a check to the address noted on the application. Investors may also invest by wire and through investment dealers or institutional investors with appropri-ate sales agreements with Excelsior Fund. See "How to Purchase and Redeem Shares."

  HOW TO REDEEM: Redemptions may be requested directly from Excelsior Fund by mail, wire or telephone. Investors investing through another institution should request redemptions through their Shareholder Organization. See "How to Purchase and Redeem Shares."

  INVESTMENT RISKS AND CHARACTERISTICS: Generally, each Fund is subject to market risk and currency risk. Market risk is the possibility that stock prices will decline over short or even extended periods. Stock markets tend to be cyclical, with periods of generally rising prices and periods of generally declining prices. These cycles will affect the values of each Fund. In addi-tion, since the Funds invest in foreign securities, the Funds are subject to the risks of fluctuations of the value of foreign currencies relative to the U.S. dollar and other risks associated with such investments. While the Inter-national Fund diversifies its investments in a variety of companies and coun-tries, the Latin America, Pacific/Asia and Pan European Funds (collectively, the "Regional Funds") focus their investment activities in their designated regions. As a result, each Regional Fund is susceptible to regional economic, market, political and other more localized risks. The Emerging Markets Fund's investments in securities of issuers located in developing or emerging coun-tries may impose greater risks not typically associated with investments in more established markets. Although each Fund generally seeks to invest for the long term, each Fund may engage in short-term trading of portfolio securities. A high rate of portfolio turnover may involve correspondingly greater transac-tion costs which must be borne directly by a Fund and ultimately by its share-holders. Investments in the Funds should not be considered a complete invest-ment program. See "Investment Objectives and Policies--Risk Factors" and "Portfolio Instruments and Other Investment Information."

                                EXPENSE SUMMARY

                                          LATIN                 PAN    EMERGING
                           INTERNATIONAL AMERICA PACIFIC/ASIA EUROPEAN MARKETS
                               FUND       FUND       FUND       FUND     FUND
                           ------------- ------- ------------ -------- --------
SHAREHOLDER TRANSACTION
 EXPENSES
Front-End Sales Load......     None       None       None       None     None
Sales Load on Reinvested
 Dividends................     None       None       None       None     None
Deferred Sales Load.......     None       None       None       None     None
Redemption Fees...........     None       None       None       None     None
Exchange Fees.............     None       None       None       None     None
ANNUAL FUND OPERATING
 EXPENSES
 (AS A PERCENTAGE OF
 AVERAGE NET ASSETS)
Advisory Fees (after fee
 waivers)/1/..............     0.92%      0.90%      0.91%      0.93%    1.00%
12b-1 Fees................     None       None       None       None     None
Other Operating Expenses
  Administrative Servicing
   Fee/1/.................     0.08%      0.10%      0.09%      0.07%    0.08%
  Other Expenses..........     0.44%      0.50%      0.48%      0.43%    0.77%
                               ----       ----       ----       ----     ----
Total Operating Expenses
 (after fee waivers)/1/...     1.44%      1.50%      1.48%      1.43%    1.85%
                               ====       ====       ====       ====     ====

--------

1. The Investment Adviser and administrators may, from time to time, voluntar-ily waive a portion of their respective fees, which waivers may be termi-nated at any time. Until further notice, the Investment Adviser and/or ad-ministrators intend to voluntarily waive fees in an amount equal to the Ad-ministrative Servicing Fee. Without such fee waivers, "Advisory Fees" would be 1.00%, 1.00%, 1.00%, 1.00% and 2.10%, and "Total Operating Expenses"
   would be 1.52%, 1.60%, 1.57%, 1.50% and 1.90% for the International, Latin America, Pacific/Asia, Pan European and Emerging Markets Funds, respective-ly.

Example: You would pay the following expenses on a $1,000 investment, assuming
(1) 5% annual returns and (2) redemption of your investment at the end of the following periods:

                                                 1 YEAR 3 YEARS 5 YEARS 10 YEARS
                                                 ------ ------- ------- --------
International Fund..............................  $15     $46    $ 79     $172
Latin America Fund..............................   15      47      82      179
Pacific/Asia Fund...............................   15      47      81      177
Pan European Fund...............................   15      45      78      171
Emerging Markets Fund...........................   19      58     100      217

  The foregoing expense summary and example are intended to assist investors in understanding the costs and expenses that an investor in Shares of the Funds will bear directly or indirectly. The expense summary sets forth advisory and other expenses payable with respect to Shares of the International, Latin Amer-ica, Pacific/Asia and Pan European Funds for the fiscal year ended March 31, 1998, and the estimated advisory and other expenses payable with respect to Shares of the Emerging Markets Fund for the current fiscal year. For more com-plete descriptions of the Funds' operating expenses, see "Management of the Funds" in this Prospectus and the financial statements and notes incorporated by reference in the Statement of Additional Information.

  THE FOREGOING EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR RATE OF RETURN. ACTUAL EXPENSES AND RATE OF RETURN MAY BE GREATER OR LOWER THAN THOSE SHOWN IN THE EXPENSE SUMMARY AND EXAMPLE.

                              FINANCIAL HIGHLIGHTS

  The following tables include selected data for a Share outstanding throughout each period and other performance information derived from the financial state-ments included in Excelsior Fund's Annual Report to Shareholders for the year ended March 31, 1998 (the "Financial Statements"). The information contained in the Financial Highlights for each period has been audited by Ernst & Young LLP, Excelsior Fund's independent auditors. The following tables should be read in conjunction with the Financial Statements and notes thereto. More information about the performance of each Fund is also contained in the Annual Report to Shareholders, which may be obtained from Excelsior Fund without charge by call-ing the number on the front cover of this Prospectus.

                               INTERNATIONAL FUND

                                                   YEAR ENDED MARCH 31,
                          -----------------------------------------------------------------------------------
                           1998     1997     1996    1995     1994    1993    1992     1991     1990    1989
                          -------  -------  ------  ------   ------  ------  ------   ------   ------  ------
Net Asset Value,
 Beginning of Year......  $ 11.34  $ 10.91  $ 9.82  $10.44   $ 8.66  $ 8.27  $ 8.75   $ 9.84   $ 8.61  $ 7.85
                          -------  -------  ------  ------   ------  ------  ------   ------   ------  ------
Income From Investment
 Operations
 Net Investment Income..     0.04     0.09    0.10    0.10     0.05    0.15    0.08     0.13     0.15    0.05
 Net Gains or (Losses)
  on Securities (both
  realized and
  unrealized)...........     2.11     0.63    1.15   (0.29)    1.88    0.25   (0.45)   (0.64)    1.47    0.77
                          -------  -------  ------  ------   ------  ------  ------   ------   ------  ------
 Total From Investment
  Operations............     2.15     0.72    1.25   (0.19)    1.93    0.40   (0.37)   (0.51)    1.62    0.82
                          -------  -------  ------  ------   ------  ------  ------   ------   ------  ------
Less Distributions
 Dividends From Net
  Investment Income.....    (0.02)   (0.10)  (0.08)   0.00    (0.02)  (0.01)  (0.11)   (0.11)   (0.16)  (0.06)
 Dividends in Excess of
  Net Investment Income.    (0.04)   (0.00)  (0.01)  (0.11)   (0.12)   0.00    0.00     0.00     0.00    0.00
 Distributions From Net
  Realized Gain on
  Investments...........    (0.31)   (0.19)  (0.07)  (0.32)   (0.01)   0.00    0.00    (0.47)   (0.23)   0.00
 Distributions in Excess
  of Net Realized Gain
  on Investments........    (0.12)    0.00    0.00    0.00     0.00    0.00    0.00     0.00     0.00    0.00
                          -------  -------  ------  ------   ------  ------  ------   ------   ------  ------
 Total Distributions....    (0.49)   (0.29)  (0.16)  (0.43)   (0.15)  (0.01)  (0.11)   (0.58)   (0.39)  (0.06)
                          -------  -------  ------  ------   ------  ------  ------   ------   ------  ------
Net Asset Value, End of
 Year...................  $ 13.00  $ 11.34  $10.91  $ 9.82   $10.44  $ 8.66  $ 8.27   $ 8.75   $ 9.84  $ 8.61
                          =======  =======  ======  ======   ======  ======  ======   ======   ======  ======
Total Return............    19.42%    6.78%  12.77%  (1.93)%  22.34%   4.85%  (4.35)%  (5.20)%  18.91%  10.59%
Ratios/Supplemental Data
 Net Assets, End of
  Period (in millions)..  $204.89  $126.82  $97.85  $64.05   $55.74  $30.37  $46.92   $31.87   $21.49  $13.01
 Ratio of Net Operating
  Expenses to Average
  Net Assets............     1.44%    1.43%   1.40%   1.47%    1.53%   1.50%   1.52%    1.61%    1.34%   1.28%
 Ratio of Gross
  Operating Expenses to
  Average Net Assets/1/.     1.52%    1.51%   1.50%   1.53%    1.53%   1.50%   1.52%    1.61%    1.58%   1.93%
 Ratio of Net Investment
  Income to Average Net
  Assets................     0.32%    0.70%   0.82%   0.71%    0.18%   1.27%   0.94%    1.57%    1.55%   0.75%
 Portfolio Turnover
  Rate..................     37.0%   116.0%   39.0%   66.0%    64.0%   31.0%   32.0%    47.0%    50.0%   80.0%
 Average Commission Rate
  Paid/2/...............  $0.0105  $0.0123     N/A     N/A      N/A     N/A     N/A      N/A      N/A     N/A

--------
NOTES:

1. Expense ratios before waiver of fees and reimbursement of expenses (if any) by investment adviser and administrators.

2. Only required for fiscal years beginning on or after September 1, 1995.

                               LATIN AMERICA FUND
                     (FORMERLY, THE EMERGING AMERICAS FUND)

                                  YEAR ENDED MARCH 31,               PERIOD ENDED
                          -----------------------------------------   MARCH 31,
                           1998     1997     1996    1995     1994     1993/1/
                          -------  -------  ------  ------   ------  ------------
Net Asset Value,
 Beginning of Period....  $  9.46  $  7.37  $ 5.86  $ 9.30   $ 7.12     $7.00
                          -------  -------  ------  ------   ------     -----
Income From Investment
 Operations
  Net Investment Income.     0.10     0.05    0.10    0.01     0.05      0.00/4/
  Net Gains or (Losses)
   on Securities (both
   realized and
   unrealized)..........     1.22     2.09    1.49   (2.56)    2.24      0.12
                          -------  -------  ------  ------   ------     -----
  Total From Investment
   Operations...........     1.32     2.14    1.59   (2.55)    2.29      0.12
                          -------  -------  ------  ------   ------     -----
Less Distributions
  Dividends From Net
   Investment Income....    (0.02)   (0.05)  (0.04)   0.00    (0.03)     0.00
  Dividends in Excess of
   Net Investment
   Income...............     0.00     0.00   (0.04)  (0.17)   (0.02)     0.00
  Distributions From Net
   Realized Gain on
   Investments..........    (0.16)    0.00    0.00    0.00    (0.06)     0.00
  Distributions in
   Excess of Net
   Realized Gain on
   Investments..........     0.00     0.00    0.00   (0.72)    0.00      0.00
                          -------  -------  ------  ------   ------     -----
  Total Distributions...    (0.18)   (0.05)  (0.08)  (0.89)   (0.11)     0.00
                          -------  -------  ------  ------   ------     -----
Net Asset Value, End of
 Period.................  $ 10.60  $  9.46  $ 7.37  $ 5.86   $ 9.30     $7.12
                          =======  =======  ======  ======   ======     =====
Total Return............    14.05%   29.09%  27.29% (30.47)%  32.25%     1.71%
Ratios/Supplemental Data
  Net Assets, End of
   Period
   (in millions)........  $ 88.70  $ 70.90  $43.16  $27.34   $39.28     $3.83
  Ratio of Net Operating
   Expenses to Average
   Net Assets...........     1.50%    1.48%   1.48%   1.50%    1.49%     1.67%/2/
  Ratio of Gross
   Operating Expenses to
   Average Net
   Assets/3/............     1.60%    1.56%   1.57%   1.57%    1.71%     2.56%/2/
  Ratio of Net
   Investment
   Income/(Loss) to
   Average Net Assets...     0.88%    0.50%   1.12%   0.06%    0.29%    (0.04)%/2/
  Portfolio Turnover
   Rate.................     77.0%    73.0%   54.0%   69.0%    51.0%     76.0%/2/
  Average Commission
   Rate Paid/5/.........  $0.0004  $0.0005     N/A     N/A      N/A       N/A

--------
NOTES:

1. Inception date of the Fund was December 31, 1992.
2. Annualized.

3. Expense ratios before waiver of fees and reimbursement of expenses (if any) by investment adviser and administrators.

4. Amount represents less than $0.01 per Share.

5. Only required for fiscal years beginning on or after September 1, 1995.

                               PACIFIC/ASIA FUND

                                  YEAR ENDED MARCH 31,                 PERIOD ENDED
                          -------------------------------------------   MARCH 31,
                           1998      1997      1996    1995     1994     1993/1/
                          -------   -------   ------  ------   ------  ------------
Net Asset Value,
 Beginning of Period....  $  9.09   $  9.78   $ 8.45  $10.04   $ 7.54     $7.00
                          -------   -------   ------  ------   ------     -----
Income From Investment
 Operations
  Net Investment Income.     0.01      0.07     0.12    0.08     0.08      0.00/4/
  Net Gains or (Losses)
   on Securities (both
   realized and
   unrealized)..........    (2.52)    (0.53)    1.33   (0.58)    2.81      0.54
                          -------   -------   ------  ------   ------     -----
  Total From Investment
   Operations...........    (2.51)    (0.46)    1.45   (0.50)    2.89      0.54
                          -------   -------   ------  ------   ------     -----
Less Distributions
  Dividends From Net
   Investment Income....    (0.01)    (0.07)   (0.09)  (0.03)   (0.05)     0.00
  Dividends in Excess of
   Net Investment
   Income...............    (0.05)     0.00    (0.01)  (0.23)   (0.06)     0.00
  Distributions From Net
   Realized Gain on
   Investments..........     0.00     (0.16)   (0.02)  (0.83)   (0.28)     0.00
  Distributions in
   Excess of Net
   Realized Gain on
   Investments..........     0.00      0.00     0.00    0.00     0.00      0.00
                          -------   -------   ------  ------   ------     -----
  Total Distributions...    (0.06)    (0.23)   (0.12)  (1.09)   (0.39)     0.00
                          -------   -------   ------  ------   ------     -----
Net Asset Value, End of
 Period.................  $  6.52   $  9.09   $ 9.78  $ 8.45   $10.04     $7.54
                          =======   =======   ======  ======   ======     =====
Total Return............   (27.56)%   (4.80)%  17.22%  (5.89)%  38.11%     7.71%
Ratios/Supplemental Data
  Net Assets, End of
   Period
   (in millions)........  $ 43.81   $ 89.95   $76.19  $47.62   $53.03     $9.67
  Ratio of Net Operating
   Expenses to Average
   Net Assets...........     1.48%     1.45%    1.43%   1.47%    1.53%     1.67%/2/
  Ratio of Gross
   Operating Expenses to
   Average Net
   Assets/3/............     1.57%     1.52%    1.51%   1.52%    1.77%     2.00%/2/
  Ratio of Net
   Investment Income to
   Average Net Assets...     0.22%     0.69%    1.12%   0.85%    0.54%     0.27%/2/
  Portfolio Turnover
   Rate.................     52.0%    126.0%    29.0%   69.0%    68.0%      1.0%/2/
  Average Commission
   Rate Paid/5/.........  $0.0169   $0.0094      N/A     N/A      N/A       N/A

--------
NOTES:

1. Inception date of the Fund was December 31, 1992.
2. Annualized.

3. Expense ratios before waiver of fees and reimbursement of expenses (if any) by investment adviser and administrators.

4. Amount represents less than $0.01 per Share.

5. Only required for fiscal years beginning on or after September 1, 1995.

                               PAN EUROPEAN FUND

                                  YEAR ENDED MARCH 31,               PERIOD ENDED
                          -----------------------------------------   MARCH 31,
                           1998      1997     1996    1995    1994     1993/1/
                          -------   -------  ------  ------  ------  ------------
Net Asset Value,
 Beginning of Period....  $ 10.94   $  9.19  $ 8.19  $ 8.03  $ 7.34     $7.00
                          -------   -------  ------  ------  ------     -----
Income From Investment
 Operations
  Net Investment Income.    (0.01)     0.11    0.11    0.09    0.03      0.00/4/
  Net Gains or (Losses)
   on Securities (both
   Realized and
   unrealized)..........     4.01      2.01    1.35    0.25    0.70      0.34
                          -------   -------  ------  ------  ------     -----
  Total From Investment
   Operations...........     4.00      2.12    1.46    0.34    0.73      0.34
                          -------   -------  ------  ------  ------     -----
Less Distributions
  Dividends From Net
   Investment Income....     0.00     (0.10)  (0.10)  (0.09)   0.00      0.00
  Dividends in Excess of
   Net Investment
   Income...............     0.00      0.00    0.00    0.00   (0.04)     0.00
  Distributions From Net
   Realized Gain on
   Investments..........    (0.81)    (0.27)  (0.36)  (0.09)   0.00      0.00
  Distributions in
   Excess of Net
   Realized Gain on
   Investments..........     0.00      0.00    0.00    0.00    0.00      0.00
                          -------   -------  ------  ------  ------     -----
  Total Distributions...    (0.81)    (0.37)  (0.46)  (0.18)  (0.04)     0.00
                          -------   -------  ------  ------  ------     -----
Net Asset Value, End of
 Period.................  $ 14.13   $ 10.94  $ 9.19  $ 8.19  $ 8.03     $7.34
                          =======   =======  ======  ======  ======     =====
Total Return............    38.02%    23.76%  18.25%   4.33%  10.05%     4.86%
Ratios/Supplemental Data
  Net Assets, End of
   Period
   (in millions)........  $207.64   $121.99  $47.92  $39.98  $36.68     $3.80
  Ratio of Net Operating
   Expenses to Average
   Net Assets...........     1.43%     1.45%   1.46%   1.51%   1.61%     1.67%/2/
  Ratio of Gross
   Operating Expenses to
   Average Net
   Assets/3/............     1.50%     1.52%   1.55%   1.57%   1.72%     3.13%/2/
  Ratio of Net
   Investment
   Income/(Loss) to
   Average Net Assets...    (0.13)%    1.23%   1.28%   1.11%   0.06%    (0.33)%/2/
  Portfolio Turnover
   Rate.................     40.0%     82.0%   42.0%   47.0%   30.0%      9.0%/2/
  Average Commission
   Rate Paid/5/.........  $0.0026   $0.0012     N/A     N/A     N/A       N/A

--------
NOTES:

1. Inception date of the Fund was December 31, 1992.
2. Annualized.

3. Expense ratios before waiver of fees and reimbursement of expenses (if any) by investment adviser and administrators.

4. Amount represents less than $0.01 per Share.

5. Only required for fiscal years beginning on or after September 1, 1995.

                           EMERGING MARKETS FUND

                                                              PERIOD ENDED
                                                               MARCH 31,
                                                                1998/1/
                                                              ------------
Net Asset Value, Beginning of Period.........................   $  7.00
                                                                -------
Income From Investment Operations:
  Net Investment Income......................................      0.00/2/
  Net Gains or (Losses) on Securities (both realized and
   unrealized)...............................................      0.00/2/
                                                                -------
  Total From Investment Operations...........................      0.00/2/
                                                                -------
Less Distributions:
  Dividends From Net Investment Income.......................      0.00
  Distributions From Net Realized Gain on Investments........      0.00
                                                                -------
  Total Distributions........................................      0.00
                                                                -------
Net Asset Value, End of Period...............................   $  7.00
                                                                =======
Total Return.................................................     (0.14)%/3/
Ratios/Supplemental Data:
  Net Assets, End of Period (in millions)....................   $  6.54
  Ratio of Net Operating Expenses to Average Net Assets......      1.85%/4/,/5/
  Ratio of Gross Operating Expenses to Average Net Assets/6/.      2.74%/4/
  Ratio of Net Investment Income to Average Net Assets.......      2.33%/4/
  Portfolio Turnover Rate....................................       0.0%/2/
  Average Commission Rate Paid...............................   $0.0002

--------

NOTES:

1. Inception date of the Fund was January 2, 1998.

2. Amount represents less than $0.01 per Share.

3. Not annualized.

4. Annualized.

5. The annualized ratio of net operating expenses to average net assets, ex-cluding foreign investment taxes, is 1.65%.

6. Expense ratio before waiver of fees and reimbursement of expenses (if any) by investment adviser and administrators.

                      INVESTMENT OBJECTIVES AND POLICIES

  The Investment Adviser will use its best efforts to achieve the investment objectives of each Fund, although their achievement cannot be assured. The in-vestment objective of the International and each Regional Fund is "fundamen-tal," meaning that it may not be changed without a vote of the holders of a majority of the particular Fund's outstanding Shares (as defined under "Mis-cellaneous"). The investment objective of the Emerging Markets Fund may be changed by Excelsior Fund's Board of Directors without shareholder approval. Except as noted below in "Investment Limitations," the investment policies of each Fund may be changed without a vote of the holders of a majority of the outstanding Shares of such Fund.

INTERNATIONAL FUND

  The International Fund's investment objective is to seek total return on its assets through capital appreciation and income derived primarily from invest-ments in a diversified portfolio of marketable foreign equity securities.

  In seeking to achieve this investment objective, the International Fund will invest primarily in equity securities of foreign issuers who will, in the opinion of the Investment Adviser, benefit from global economic trends, prom-ising technologies or products and specific country opportunities resulting from changing geo-political, economic or currency relationships. In making in-vestment decisions, the Investment Adviser will seek to identify values not recognized in the market price of a security. The primary emphasis will be on the achievement of a higher total return focusing, as circumstances warrant, solely on either growth of capital or generation of current income or any com-bination thereof.

  The International Fund does not intend to have, at any time, a specified percentage of its assets invested either for growth or for income, and all or any portion of its assets may be allocated among these two components based on the Investment Adviser's analysis of the prevailing market conditions. Al-though the Fund will seek to realize its investment objective primarily through investments in foreign equity securities, it may, from time to time, assume a defensive position by allocating all or any portion of its assets to foreign debt obligations. In determining investment strategy and allocating investments, the Investment Adviser will continuously analyze a broad range of international equity and fixed-income securities in order to assess the level of return, and degree of risk, that can be expected from each type of invest-ment and from each market.

  The International Fund's investments will generally be diversified among ge-ographic regions and countries. While there are no prescribed limits on geo-graphic distribution, the Fund will normally include in its portfolio securi-ties of issuers collectively having their principal business in no fewer than three foreign countries. The Fund's assets may be invested in securities of issuers located in the Pacific Basin (e.g., Japan, Hong Kong, Singapore, Ma-laysia), Europe, Australia, Latin America and Canada. The Fund may also, from time to time, invest in other regions, seeking to capitalize on investment op-portunities emerging in other parts of the world.

REGIONAL FUNDS:

  The investment objective of each Regional Fund is long-term capital appreci-ation. In seeking to achieve this investment objective, each Regional Fund will invest primarily in equity securities of foreign issuers who will, in the opinion of the Investment Adviser, benefit from global and regional economic trends, promising technologies or products and specific country and regional opportunities resulting from changing geo-political, economic or currency re-lationships. In making investment decisions, the Investment Adviser will seek to identify values not recognized in the market price of a security.

  Although each Regional Fund will seek to realize its investment objective primarily through investments in foreign equity and government securities, it may, from time to time, assume a defensive position by allocating all or any portion of its assets to U.S. Government or foreign debt obligations. The Regional Funds will limit their investments in foreign debt obligations to those rated within the top three ratings by Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Ratings Services ("S&P") or, if unrated, determined by the Investment Adviser to be of compara-ble quality. No Regional Fund currently expects to invest more than 25% of its total assets in the securities issued by any single foreign government. Any such investment would subject the particular Regional Fund to the risks pre-sented by investing in securities of such foreign government to a greater ex-tent than it would if that Fund's assets were not so concentrated. In determin-ing investment strategy and allocating investments, the Investment Adviser will continuously analyze a broad range of international equity and fixed-income se-curities in order to assess the level of return, and degree of risk, that can be expected from each type of investment and from each market.

  Under normal circumstances, each Regional Fund will invest at least 65% of its total assets in securities of issuers based in its targeted region. A com-pany is "based in" a region if it derives more than half of its assets, reve-nues or profits from such region. The Regional Funds and their targeted regions are as follows:

  LATIN AMERICA FUND. The Latin America Fund invests primarily in securities of companies and governments based in all countries in Central and South America. These countries may include Mexico, Ecuador, Costa Rica, Venezuela, Colombia, Peru, Brazil, Argentina and Chile. Under normal conditions, the Fund will in-vest at least 65% of its total assets in securities of issuers based in Central and South America. The Fund may also invest in Brady Bonds, which are securi-ties issued in various currencies (primarily the dollar) that have been created through the exchange of existing commercial bank loans to Latin American public and private entities for new bonds in connection with debt restructurings under a debt restructuring plan announced by former U.S. Secretary of the Treasury Nicholas F. Brady (the "Brady Plan"). Brady Bonds have been issued only re-cently and for that reason do not have a long payment history. Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (pri-marily the U.S. dollar) and are actively traded in the over-the-counter second-ary market for Latin American debt instruments. Brady Bonds are neither issued nor guaranteed by the U.S. Government. Additional information on Brady Bonds is included in the Statement of Additional Information.

  PACIFIC/ASIA FUND. The Pacific/Asia Fund invests primarily in securities of companies and governments based in Asia and on the Asian side of the Pacific Ocean. Currently, the Investment Adviser believes that such countries may in-clude Australia, New Zealand, Hong Kong, India, Japan, Indonesia, the Philip-pines, Malaysia, Singapore, Taiwan, China, Thailand, South Korea, Sri Lanka and Pakistan.

  PAN EUROPEAN FUND. The Pan European Fund invests primarily in securities of companies and governments based in Europe. Currently, the Investment Adviser believes that such countries may include Ireland, the United Kingdom, the Neth-erlands, Norway, Sweden, Finland, Belgium, Luxembourg, France, Portugal, Spain, Denmark, Germany, Poland, Czech Republic, Slovakia, Hungary, Switzerland, Aus-tria, Greece, Turkey and Italy. As other formerly communist and Eastern Euro-pean countries become economically viable, investments may be made there as well.

INVESTMENT POLICIES COMMON TO THE INTERNATIONAL AND REGIONAL FUNDS

  Under normal market and economic conditions, at least 75% of the Interna-tional and each Regional Fund's assets will be invested in foreign securities. Foreign securities include common stock, preferred stock, securities convert-ible into common stock, warrants, bonds, notes and other debt obligations is-sued by foreign entities, as well as shares of U.S. registered investment com-panies that invest primarily in foreign securities. Foreign debt securities purchased by a Fund may include obligations issued in the Eurocurrency markets and obligations of foreign governments and their political subdivisions. In ad-dition, each Fund may invest in U.S. Government obligations, including the when-issued securities of such issuers, and obligations issued by U.S. compa-nies which are either denominated in foreign currency and sold abroad or, if denominated in U.S. dollars, payment on which is determined by reference to some other foreign currency.

  Convertible and non-convertible debt securities purchased by the Interna-tional and Regional Funds will be rated "investment grade," or, if unrated, deemed by the Investment Adviser to be comparable to securities rated "invest-ment grade," by Moody's or S&P. Debt obligations rated in the lowest of the top four "investment grade" ratings ("Baa" by Moody's and "BBB" by S&P) are considered to have some speculative characteristics and may be more sensitive to adverse economic change than higher rated securities. Each Fund will sell in an orderly fashion as soon as possible any convertible and non-convertible debt securities it holds if they are downgraded below "Baa" by Moody's or be-low "BBB" by S&P. Foreign securities are generally unrated. In purchasing for-eign equity securities, the Investment Adviser will look generally to estab-lished foreign companies. Each Fund may purchase securities both on recognized stock exchanges and in over-the-counter markets. Most of the Funds' portfolio transactions will be effected in the primary trading market for the given se-curity.

EMERGING MARKETS FUND

  The investment objective of the Emerging Markets Fund is to provide long-term capital appreciation by investing primarily in equity securities of emerging country issuers. Under normal conditions, at least 65% of the Fund's total assets will be invested in emerging country equity securities. While there are no prescribed limits on its geographic distribution, the Fund will normally invest in securities of issuers from at least three different emerg-ing countries. With respect to the Fund, equity securities include common and preferred stocks, convertible securities, rights and warrants to purchase com-mon stocks, and sponsored and unsponsored depository receipts and other simi-lar instruments. As used in this Prospectus, the term "emerging country" ap-plies to any country which, in the opinion of the Investment Adviser, is gen-erally considered to be an emerging or developing country by the international financial community, including the International Bank for Reconstruction and Development (more commonly known as The World Bank) and the International Fi-nance Corporation. There are currently over 130 countries which, in the opin-ion of the Investment Adviser, are generally considered to be emerging or de-veloping countries by the international financial community, approximately 40 of which currently have stock markets. These countries generally include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most nations located in Western Europe. Currently, investing in many emerging countries is not feasible or may involve unacceptable political risks. The countries in which the Fund may invest include, but are not limited to: Argentina; Botswana; Brazil; Chile; China; Colombia; Ghana; Greece; Hong Kong; Hungary; India; Indonesia; Israel; Jamaica; Jordan; Kenya; Malaysia; Mexico; Morocco; Nigeria; Pakistan; Peru; Philippines; Poland; Portugal; Russia; South Africa; South Korea; Sri Lanka; Taiwan; Thailand; Turkey; Vene-zuela; and Zimbabwe.

  As markets in other countries develop, the Emerging Markets Fund may expand and further diversify the emerging countries in which it invests. The Fund generally intends to invest only in securities in countries where the currency is freely convertible to U.S. dollars.

  An emerging country security is one issued by a company that, in the opinion of the Investment Adviser, has one or more of the following characteristics:
(i) its principal securities trading market is in an emerging country; (ii) alone or on a consolidated basis it derives 50% or more of its annual revenue from either goods produced, sales made or services performed in emerging coun-tries; or (iii) it is organized under the laws of, and has a principal office in, an emerging country. The Investment Adviser will base determinations as to eligibility on publicly available information and inquiries made to the compa-nies.

  To the extent that the Emerging Markets Fund's assets are not invested in emerging country equity securities, the remainder of the assets may be in-
vested in: (i) debt securities denominated in the     currency of an emerging
country or issued or guaranteed by an emerging country company or the govern-
|
ment of an emerging country; (ii) equity or debt securities of corporate or governmental issuers located in industrialized countries; (iii) short-term and medium-term debt securities; and (iv) other securities described below under "Portfolio Instruments and Other Investment Information." The Fund's assets may be invested in debt securities when the Investment Adviser believes that, based upon factors such as relative interest rate levels and foreign exchange rates, such debt securities offer opportunities for long-term capital appreci-ation. Debt securities in which the Fund may invest include, without limita-tion, Brady Bonds (see "Regional Funds: Latin America Fund" above for addi-tional information on Brady Bonds). It is likely that many of the debt securi-ties in which the Fund will invest will be unrated, and whether or not rated, such securities may have speculative characteristics. When deemed appropriate by the Investment Adviser, the Fund may invest up to 10% of its total assets in lower quality debt securities. Lower quality debt securities, also known as "junk bonds," are often considered to be speculative and involve greater risk of default or price changes due to changes in the issuer's creditworthiness. The market prices of these securities may fluctuate more than those of higher quality securities and may decline significantly in periods of general eco-nomic difficulty, which may follow periods of rising interest rates. Securi-ties in the lowest quality category may present the risk of default, or may be in default.

INVESTMENT POLICIES COMMON TO ALL FUNDS

  Under unusual economic and market conditions, each Fund may restrict the se-curities markets in which its assets are invested and may invest all or a ma-jor portion of its assets in U.S. Government obligations or in U.S. dollar-de-nominated securities of U.S. companies. During normal market conditions, up to 25% of each Fund's assets may also be held on a continuous basis in cash or invested in U.S. money market instruments (see below under "Money Market In-struments") to meet redemption requests or to take advantage of emerging in-vestment opportunities.

  To the extent described below under "Portfolio Instruments and Other Invest-ment Information," each Fund may: invest in illiquid securities, non-publicly traded securities, private placements and restricted securities; purchase shares of other investment companies; and engage in repurchase agreements, se-curities lending, forward currency contracts and futures contracts, options on futures and covered call options. Each Fund also may invest up to 5% of its total assets in gold bullion. Investments in gold will not produce dividends or interest income, and the Funds can look only to price appreciation for a return on such investments.

RISK FACTORS

  Generally. Each Fund is subject to market risk, interest rate risk and the risks of investing in foreign securities. Market risk is the possibility that stock prices will decline over short or even extended periods. The stock mar-kets tend to be cyclical, with periods of generally rising prices and periods of generally declining prices. These cycles will affect the values of each Fund. In addition, to the extent that the Funds invest in debt instruments, the prices of bonds and other debt instruments generally fluctuate inversely with interest rate changes.

  Investments in securities of foreign issuers involve certain risks not ordi-narily associated with investments in securities of domestic issuers. Such risks include fluctuations in foreign exchange rates, future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws or restrictions. Since each Fund will invest heavily in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates will, to the extent a Fund does not adequately hedge against such fluctuations, affect the value of secu-rities in the portfolio and the unrealized appreciation or depreciation of in-vestments so far as U.S. investors are concerned. In addition, with respect to certain countries, there is the possibility of expropriation of assets, con-fiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries.

  There may be less publicly available information about a foreign company than about a U.S. company, and foreign companies may not be subject to ac-counting, auditing and financial reporting standards and requirements compara-ble to or as uniform as those of U.S.-based companies. Foreign securities mar-kets, while growing in volume, have, for the most part, substantially less volume than U.S. markets, and securities of many foreign companies are less liquid and their prices more volatile than securities of comparable U.S.-based companies. Transaction costs on foreign securities markets are generally higher than in the United States. There is generally less government supervi-sion and regulation of foreign exchanges, brokers and issuers than there is in the U.S. The rights of investors in certain foreign countries may be more lim-ited than those of shareholders of U.S. corporations. The Funds might have greater difficulty taking appropriate legal action in a foreign court than in a U.S. court.

  Investing in securities of issuers located in developing or emerging market countries may impose greater risks not typically associated with investing in more established markets. For example, in many emerging markets there is less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in more established mar-kets. The foreign securities markets of many of the countries in which the Funds may invest are likely to be smaller, less liquid and subject to greater price volatility than those in more established markets. Securities traded in certain emerging markets may also be subject to risks due to the inexperience of financial intermediaries, the lack of modern technology, and the lack of a sufficient capital base to expand business operations. Developing countries may also impose restrictions on a Fund's ability to repatriate investment in-come or capital. Even where there is no outright restriction on repatriation of investment income or capital, the mechanics of repatriation may affect cer-tain aspects of the operations of a Fund. In addition, some of the currencies in emerging markets have experienced devaluations relative to the U.S. dollar, and major adjustments have been made periodically in certain of such curren-cies. Certain developing countries also face serious exchange restraints and their currencies may not be internationally traded.

  Governments of some developing countries exercise substantial influence over many aspects of the private sector. In some countries, the government owns or controls many companies, including the largest in the country. As such, gov-ernment actions in the future could have a significant effect on economic con-ditions in developing countries, which could affect private sector companies, a Fund and the value of its securities. The leadership or policies of emerging market countries may also halt the expansion of or reverse the liberalization of foreign investment policies and adversely affect existing investment oppor-tunities. Certain developing countries are also among the largest debtors to commercial banks and foreign governments. Trading in debt obligations issued or guaranteed by such governments or their agencies and instrumentalities in-volves a high degree of risk. Countries such as certain Eastern European coun-tries also involve the risk of reverting to a centrally planned economy.

  Foreign securities markets also have different registration, clearance and settlement procedures. Registration, clearance and settlement of securities in developing countries involve risks not associated with securities transactions in the United States and other more developed markets. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such trans-actions. Delays in registration, clearance or settlement could result in tem-porary periods when assets of a Fund are uninvested and no return is earned thereon. The inability of a Fund to make intended security purchases due to registration, clearance or settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of portfolio securi-ties due to registration, clearance or settlement problems could result either in losses to a Fund due to subsequent declines in value of the portfolio secu-rity or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser.

  As an example, the registration, clearing and settlement of securities transactions in Russia are subject to significant risks not normally associ-ated with securities transactions in the United States and other more devel-oped markets. Ownership of shares in Russian companies is reflected by entries in share registers maintained by registrar companies or the companies them-selves, and the issuance of extracts of the register, although the evidentiary value of such extracts is uncertain. Formal share certificates may be obtained in certain limited cases. Russian share registers may be unreliable, and the Fund could possibly lose its registration through oversight, negligence or fraud. Russia also lacks a centralized registry to record securities transactions and registrar companies are located throughout Russia. There can be no assurance that registrar compa-nies will provide extracts to potential purchasers in a timely manner or at all and are not necessarily subject to effective state supervision. In addi-tion, while registrars are liable under law for losses resulting from their errors, it may be difficult for a Fund to enforce any rights it may have against the registrar or issuer of the securities in the event of loss of share registration. Although Russian companies with more than 1,000 sharehold-ers are required by law to employ an independent company to maintain share registers, in practice, such companies have not always followed this law. Be-cause of this lack of independence of registrars, management of a Russian com-pany may be able to exert considerable influence over who can purchase and sell the company's shares by illegally instructing the registrar to refuse to record transactions on the share register. These practices may also prevent a Fund from investing in the securities of certain Russian companies deemed suitable by the Investment Adviser and could cause a delay in the sale of Rus-sian securities by a Fund if the company deems a purchaser unsuitable, which may expose the Fund to potential loss on its investment.

  From time to time, a Fund may invest a significant portion of its total as-sets in the securities of issuers located in the same country. Investment in a particular country of a significant portion of a Fund's total assets will make the Fund's performance more dependent upon the political and economic circum-stances of that country than a mutual fund that is more geographically diver-sified.

  Dividends and interest payable on a Fund's foreign portfolio securities may be subject to foreign withholding taxes. Each Fund also may be subject to taxes on trading profits in some countries. In addition, some countries have a transfer or stamp duties tax on certain securities transactions. The imposi-tion of these taxes will increase the cost to a Fund of investing in any coun-try imposing such taxes. To the extent such taxes are not offset by credits or deductions allowed to investors under the Federal income tax provisions--see "Taxes--Federal"--they may reduce the net return to the Fund's shareholders. Investors should also understand that the expense ratio of the Funds can be expected to be higher than those of funds investing in domestic securities. The costs attributable to investing abroad are usually higher for several rea-sons, such as the higher cost of investment research, higher cost of custody of foreign securities, higher commissions paid on comparable transactions on foreign markets and additional costs arising from delays in settlements of transactions involving foreign securities.

  The expected introduction of a single currency, the euro, on January 1, 1999 for participating nations in the European Economic and Monetary Union presents unique uncertainties, including whether the payment and operational systems of banks and other financial institutions will be ready by the scheduled launch date; the legal treatment of certain outstanding financial contracts after January 1, 1999 that refer to existing currencies rather than the euro; the establishment of exchange rates for existing currencies and the euro; and the creation of suitable clearing and settlement payment systems for the new cur-rency. These or other factors, including political and economic risks, could cause market disruptions before or after the introduction of the euro, and could adversely affect the value of securities held by a Fund.

  Latin America Fund. The Latin American economies have experienced consider-able difficulties in the past decade. Although there have been significant im-provements in recent years, the Latin American economies continue to experi-ence significant problems, including high inflation rates and high interest rates. Inflation and rapid fluctuations in inflation rates have had and may continue to have very negative effects on the economies and securities markets of certain Latin American countries. The emergence of the Latin American econ-omies and securities markets will require continued economic and fiscal disci-pline which has been lacking at times in the past, as well as stable political and social conditions. There is no assurance that economic initiatives will be successful. Recovery may also be influenced by interna-tional economic conditions, particularly those in the United States, and by world prices for oil and other commodities.

  Pan European Fund. Political and economic developments in Europe, especially as they relate to changes in the structure of the European Economic Community and the anticipated development of a unified common market (see "Risk Fac-tors--Generally" above), may have profound effects upon the value of a large segment of the Fund's investment portfolio.

  Pacific/Asia Fund. The extent of economic development, political stability and market depth of different countries in the Pacific/Asia region varies widely. Certain countries in the region are either comparatively underdevel-oped or are in the process of becoming developed, and investments in the secu-rities of issuers in such countries typically involve greater potential for gain or loss than investments in securities of issuers in more developed coun-tries. Certain countries in the region also depend to a large degree upon ex-ports of primary commodities and, therefore, are vulnerable to changes in com-modity prices which, in turn, may be affected by a variety of factors. The Fund may be particularly sensitive to changes in the economies of certain countries in the Pacific/Asia region resulting from any reversal of economic liberalization, political unrest or the imposition of sanctions by the United States or other countries.

  Emerging Markets Fund. The Emerging Markets Fund may invest in lower quality securities, also known as junk bonds. Lower quality securities have different risks than investments in securities that are rated "investment grade." Risk of loss upon default by the borrower is significantly greater because lower-rated securities are generally unsecured and are often subordinated to other creditors of the issuer, and because the issuers frequently have high levels of indebtedness and are more sensitive to adverse economic conditions, such as recessions, individual corporate developments and increasing interest rates than are investment grade issuers. As a result, the market price of such secu-rities, and the net asset value of the Fund's Shares, may be particularly vol-atile.

  Additional risks associated with lower-rated fixed income securities are (a) the relative youth and growth of the market for such securities, (b) the rela-tively low trading market liquidity for the securities, (c) the impact that legislation may have on the high-yield bond market (and, in turn, on the Fund's net asset value and investment practices), (d) the operation of manda-tory sinking fund or call/redemption provisions during periods of declining interest rates whereby the Fund may be required to reinvest premature redemp-tion proceeds in lower yielding portfolio securities, and (e) the creditwor-thiness of the issuers of such securities. During an economic downturn or sub-stantial period of rising interest rates, highly-leveraged issuers may experi-ence financial stress which would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals and to obtain additional financing. An economic downturn could also dis-rupt the market for lower-rated bonds generally and adversely affect the value of outstanding bonds and the ability of the issuers to repay principal and in-terest. If the issuer of a lower-rated security held by the Fund defaulted, the Fund could incur additional expenses to seek recovery. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may also decrease the values and liquidity of lower-rated securities held by the Fund, especially in a thinly traded market.

  Year 2000. Like other investment companies, financial and business organiza-tions and individuals around the world, the Funds could be affected adversely if the computer systems used by the Investment Adviser and the Funds' other service providers do not properly process and calculate date-related informa-tion and data from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." The Investment Adviser and the Funds' other service prov-iders have informed Excelsior Fund that they are taking steps to address the Year 2000 Problem with respect to the computer systems that they use. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Funds as a result of the Year 2000 Problem.

                                     * * *

  Because of the risks associated with common stock investments, the Funds are intended to be long-term investment vehicles and are not designed to provide investors with a means of speculating on short-term stock market movements. Because of the Funds' investment policies and the considerations discussed above, investments in Shares of the Funds may not be appropriate for all in-vestors and should not be considered a complete investment program.

            PORTFOLIO INSTRUMENTS AND OTHER INVESTMENT INFORMATION

MONEY MARKET INSTRUMENTS

  "Money market instruments" which may be purchased by each Fund in accordance with its policies set forth above include, among other things, bank obliga-tions, commercial paper and corporate bonds with remaining maturities of 13 months or less.

  Bank obligations include bankers' acceptances, negotiable certificates of deposit, and non-negotiable time deposits earning a specified return and is-sued by a U.S. bank which is a member of the Federal Reserve System or insured by the Bank Insurance Fund of the Federal Deposit Insurance Corporation, or by a savings and loan association or savings bank which is insured by the Savings Association Insurance Fund of the Federal Deposit Insurance Corporation. Bank obligations also include U.S. dollar-denominated obligations of foreign branches of U.S. banks and obligations of domestic branches of foreign banks. Investments in time deposits are limited to no more than 5% of the value of a Fund's total assets at time of purchase.

  Investments by a Fund in commercial paper will consist of issues that are rated "A-2" or better by S&P or "Prime-2" or better by Moody's. In addition, each Fund may acquire unrated commercial paper and corporate bonds that are determined by the Investment Adviser at the time of purchase to be of compara-ble quality to rated instruments that may be acquired by each Fund.

  Commercial paper may include variable and floating rate instruments. While there may be no active secondary market with respect to a particular instru-ment purchased by a Fund, each Fund may, from time to time as specified in the instrument, demand payment of the principal of the instrument or may resell the instrument to a third party. The absence of an active secondary market, however, could make it difficult for a Fund to dispose of the instrument if the issuer defaulted on its payment obligation or during periods when a Fund is not entitled to exercise its demand rights, and a Fund could, for this or other reasons, suffer a loss with respect to such instrument.

ADRS, EDRS AND GDRS

  Each Fund may invest indirectly in the securities of foreign issuers through sponsored and unsponsored depository receipts such as American Depository Re-ceipts ("ADRs"), European Depository Receipts ("EDRs"), Global Depository Re-ceipts ("GDRs") and other similar instruments. ADRs typically are issued by an American bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. EDRs, which are sometimes referred to as Con-tinental Depository Receipts, are receipts issued in Europe, typically by for-eign banks and trust companies, that evidence ownership of either foreign or domestic underlying securities. GDRs are depository receipts structured like global debt issues to facilitate trading on an international basis. Unsponsored ADR, EDR, and GDR programs are organized independently and without the cooperation of the issuer of the underlying securities. As a result, available information concerning the issuer may not be as current as for spon-sored ADRs, EDRs and GDRs, and the prices of unsponsored ADRs, EDRs and GDRs may be more volatile than if such instruments were sponsored by the issuer.

  Investments in ADRs, EDRs and GDRs present additional investment considera-tions as described above under "Investment Objectives and Policies--Risk Fac-tors."

REPURCHASE AGREEMENTS

  Each Fund may agree to purchase portfolio securities subject to the seller's agreement to repurchase them at a mutually agreed upon date and price ("repur-chase agreements"). The Funds will enter into repurchase agreements only with financial institutions that are deemed to be creditworthy by the Investment Adviser, pursuant to guidelines established by Excelsior Fund's Board of Di-rectors. The Funds will not enter into repurchase agreements with the Invest-ment Adviser or any of its affiliates. Repurchase agreements with remaining maturities in excess of seven days will be considered illiquid securities and will be subject to the limitations discussed below under "Illiquid Securi-ties."

  The seller under a repurchase agreement will be required to maintain the value of the securities which are subject to the agreement and held by a Fund at not less than the repurchase price. Default or bankruptcy of the seller would, however, expose a Fund to possible delay in connection with the dispo-sition of the underlying securities or loss to the extent that proceeds from a sale of the underlying securities were less than the repurchase price under the agreement.

SECURITIES LENDING

  To increase return on its portfolio securities, each Fund may lend its port-folio securities to broker/dealers pursuant to agreements requiring the loans to be continuously secured by collateral equal at all times in value to at least the market value of the securities loaned. Collateral for such loans may include cash, securities of the U.S. Government, its agencies or instrumental-ities, or an irrevocable letter of credit issued by a bank, or any combination thereof. Such loans will not be made if, as a result, the aggregate of all outstanding loans of a Fund exceeds 30% of the value of its total assets. There may be risks of delay in receiving additional collateral or in recover-ing the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially. However, loans are made only to borrowers deemed by the Investment Adviser to be of good standing and when, in the Investment Adviser's judgment, the income to be earned from the loan justifies the attendant risks.

FORWARD CURRENCY TRANSACTIONS

  Each Fund will conduct its currency exchange transactions either on a spot (i.e. cash) basis at the rate prevailing in the currency exchange markets, or by entering into forward currency contracts. A forward foreign currency con-tract involves an obligation to purchase or sell a specific currency for a set price at a future date. In this respect, forward currency contracts are simi-lar to foreign currency futures contracts described below; however, unlike futures contracts, which are traded on recognized commodities exchanges, for-ward currency contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. Also, forward currency contracts usually involve delivery of the currency in-volved instead of cash payment as in the case of futures contracts.

  A Fund's participation in forward currency contracts will be limited to hedging involving either specific transactions or portfolio positions. The In-vestment Adviser does not expect to hedge positions as a routine investment technique, but anticipates hedging principally with respect to specific trans-actions. Transaction hedging involves the purchase or sale of foreign currency with respect to specific receivables or payables of the Fund generally arising in connection with the purchase or sale of its portfolio securities. The pur-pose of transaction hedging is to "lock in" the U.S. dollar equivalent price of such specific securities. Position hedging is the sale of foreign currency with respect to portfolio security positions denominated or quoted in that currency. The Funds will not speculate in foreign currency exchange transac-tions. Transaction and position hedging will not be limited to an overall per-centage of a Fund's assets, but will be employed as necessary to correspond to particular transactions or positions. A Fund may not hedge its currency posi-tions to an extent greater than the aggregate market value (at the time of en-tering into the forward contract) of the securities held in its portfolio denominated, quoted in, or currently convertible into that particular curren-cy. When the Funds engage in forward currency transactions, certain asset seg-regation requirements must be satisfied. When a Fund takes a long position in a forward currency contract, it must maintain a segregated account containing liquid assets equal to the purchase price of the contract, less any margin or deposit. When a Fund takes a short position in a forward currency contract, the Fund must maintain a segregated account containing liquid assets in an amount equal to the market value of the currency underlying such contract (less any margin or deposit), which amount must be at least equal to the mar-ket price at which the short position was established. Asset segregation re-quirements are not applicable when a Fund "covers" a forward currency position generally by entering into an offsetting position. Additional information on forward currency transactions, including a discussion of risks involved in such transactions (which are similar to those described below under "Futures Contracts"), is included in the Statement of Additional Information.

FUTURES CONTRACTS

  Each Fund may also enter into interest rate futures contracts, other types of financial futures contracts (such as foreign currency futures contracts, which are similar to forward currency contracts described above) and related futures options, as well as any index or foreign market futures which are available on recognized exchanges or in other established financial markets.

  The Funds will not engage in futures transactions for speculation, but only as a hedge against changes in market values of securities which a Fund holds or intends to purchase. In addition, a Fund may enter into futures transac-tions in order to offset an expected decrease in the value of its portfolio positions that might otherwise result from a currency exchange fluctuation. The Funds will engage in futures transactions only to the extent permitted by the Commodity Futures Trading Commission ("CFTC") and the Securities and Ex-change Commission ("SEC"). When investing in futures contracts, the Funds must satisfy certain asset segregation requirements to ensure that the use of futures is unleveraged. When a Fund takes a long position in a futures con-tract, it must maintain a segregated account containing liquid assets equal to the purchase price of the contract, less any margin or deposit. When a Fund takes a short position in a futures contract, the Fund must maintain a segre-gated account containing liquid assets in an amount equal to the market value of the securities underlying such contract (less any margin or deposit), which amount must be at least equal to the market price at which the short position was established. Asset segregation requirements are not applicable when a Fund "covers" an options or futures position generally by entering into an offset-ting position. Each Fund will limit its hedging transactions in futures con-tracts and related options so that, immediately after any such transaction, the aggregate initial margin that is required to be posted by a Fund under the rules of the exchange on which the futures contract (or futures option) is traded, plus any premiums paid by such Fund on its open futures options posi-tions, does not exceed 5% of such Fund's total assets, after taking into ac-count any unrealized profits and unrealized losses on the Fund's open con-tracts (and excluding the amount that a futures option is "in-the-money" at the time of purchase). An option to buy a futures contract is "in-the-money" if the then-current purchase price of the underlying futures contract exceeds the exercise or strike price; an option to sell a futures contract is "in-the-money" if the exercise or strike price exceeds the then-current purchase price of the contract that is the subject of the option. In addition, the use of futures contracts is further restricted to the extent that no more than 10% of the Emerging Market Fund's total assets may be hedged.

  Transactions in futures as a hedging device may subject a Fund to a number of risks. Successful use of futures by a Fund is subject to the ability of the Investment Adviser to correctly anticipate movements in the direction of the market, currency exchange rates and other economic factors. There may be an imperfect correlation, or no correlation at all, between movements in the price of the futures contracts (or options) and movements in the price of the instruments being hedged. In addition, investments in futures may subject a Fund to losses due to unanticipated market movements which are potentially unlimited. Further, there is no assurance that a liquid market will exist for any particular futures contract (or option) at any particular time. Conse-quently, a Fund may realize a loss on a futures transaction that is not offset by a favorable movement in the price of securities which it holds or intends to purchase or may be unable to close a futures position in the event of ad-verse price movements.

OPTIONS

  To further increase return on their portfolio securities in accordance with their respective investment objectives and policies, the Funds may enter into option transactions as described below.

  The Regional Funds and the Emerging Markets Fund may purchase put and call options in an amount not exceeding 5% of a Fund's net assets, as described further in the Statement of Additional Information. Such options may or may not be listed on a U.S. or foreign exchange and issued by the Options Clearing Corporation. Such options may relate to particular securities, various stock or bond indices or foreign currencies. Purchasing options is a specialized in-vestment technique which entails a substantial risk of a complete loss of the amounts paid as premiums to the writer of the options. In addition, unlisted options are not subject to the protections afforded purchasers of listed op-tions issued by the Options Clearing Corporation, which performs the obliga-tions of its members if they default.

  In addition, each Fund may engage in writing covered call options (options on securities owned by such Fund) and enter into closing purchase transactions with respect to such options. Such options must be listed on a U.S. or foreign exchange and may or may not be issued by the Options Clearing Corporation. The aggregate value of the securities subject to options written by a Fund may not exceed 25% of the value of its net assets. By writing a covered call option, a Fund forgoes the opportunity to profit from an increase in the market price of the underlying security above the exercise price except insofar as the premium represents such a profit, and it will not be able to sell the underlying secu-rity until the option expires or is exercised or the Fund effects a closing purchase transaction by purchasing an option of the same series. The use of covered call options is not a primary investment technique of the Funds and such options will normally be written on underlying securities as to which the Investment Adviser does not anticipate significant short-term capital appreci-ation. Additional information on option practices, including particular risks thereof, is provided in the Statement of Additional Information.

INVESTMENT COMPANY SECURITIES

  Each Fund may invest in securities issued by other investment companies which invest in high-quality, short-term debt securities and which determine their net asset value per share based on the amortized cost or penny-rounding method. Each Fund may also purchase shares of investment companies investing primarily in foreign securities, including so called "country funds," which have portfolios consisting exclusively of securities of issuers located in one foreign country, and funds that invest in securities included in foreign secu-rity indices, such as World Equity Benchmark SharesSM ("WEBS"). The Regional Funds will limit their investments in such funds to those funds which invest in the appropriate regions in light of their respective investment policies. Securities of other investment companies will be acquired by a Fund within the limits prescribed by the Investment Company Act of 1940, as amended (the "1940 Act"), which include, subject to certain exceptions, a prohibition against the Fund investing more than 10% of the value of its total assets in such securi-ties. In addition to the advisory fees and other expenses each Fund bears di-rectly in connection with its own operations, as a shareholder of another in-vestment company, each Fund would bear its pro rata portion of the other in-vestment company's advisory fees and other expenses. As such, a Fund's share-holders would indirectly bear the expenses of the Fund and the other invest-ment company, some or all of which would be duplicative.

WHEN-ISSUED AND FORWARD TRANSACTIONS

  Each Fund may purchase eligible securities on a "when-issued" basis and may purchase or sell securities on a "forward commitment" basis. These transac-tions involve a commitment by a Fund to purchase or sell particular securities with payment and delivery taking place in the future, beyond the normal settlement date, at a stated price and yield. Securities purchased on a "forward commitment" or "when-issued" basis are re-corded as an asset and are subject to changes in value based upon changes in the general level of interest rates. It is expected that "forward commitments" and "when-issued" purchases will not exceed 25% of the value of a Fund's total assets absent unusual market conditions, and that the length of such commit-ments will not exceed 45 days. The Funds do not intend to engage in "when-is-sued" purchases and "forward commitments" for speculative purposes, but only in furtherance of their investment objectives.

BORROWING AND REVERSE REPURCHASE AGREEMENTS

  Each Fund may borrow funds, in an amount up to 10% of the value of its total assets, for temporary or emergency purposes, such as meeting larger than an-ticipated redemption requests, and not for leverage. Each Fund may also agree to sell portfolio securities to financial institutions such as banks and bro-ker-dealers and to repurchase them at a mutually agreed date and price (a "re-verse repurchase agreement"). The SEC views reverse repurchase agreements as a form of borrowing. At the time a Fund enters into a reverse repurchase agree-ment, it will place in a segregated custodial account liquid assets having a value equal to the repurchase price, including accrued interest. Reverse re-purchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the repurchase price of those securities.

ILLIQUID SECURITIES

  No Fund will knowingly invest more than 10% (15%, with respect to the Emerg-ing Markets Fund) of the value of its net assets in securities that are illiq-uid. A security will be considered illiquid if it may not be disposed of within seven days at approximately the value at which the particular Fund has valued the security. Each Fund may purchase securities which are not regis-tered under the Securities Act of 1933, as amended (the "Act"), but which can be sold to "qualified institutional buyers" in accordance with Rule 144A under the Act. Any such security will not be considered illiquid so long as it is determined by the Investment Adviser, acting under guidelines approved and monitored by the Board, that an adequate trading market exists for that secu-rity. This investment practice could have the effect of increasing the level of illiquidity in a Fund during any period that qualified institutional buyers are no longer interested in purchasing these restricted securities.

  The Emerging Markets Fund may also purchase non-publicly traded securities, private placements and other restricted securities. These securities may in-volve a higher degree of business and financial risk that can result in sub-stantial losses. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Al-though these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securi-ties. Furthermore, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements which might be applicable if their securities were publicly traded. If such securi-ties are required to be registered under the securities laws of one or more jurisdictions before being resold, the Fund may be required to bear the ex-penses of registration.

PORTFOLIO TURNOVER

  Each Fund may sell a portfolio investment immediately after its acquisition if the Investment Adviser believes that such a disposition is consistent with attaining the investment objective of the particular Fund. Portfolio invest-ments may be sold for a variety of reasons, such as a more favorable invest-ment opportunity or other circumstances bearing on the desirability of contin-uing to hold such investments.

  The annual portfolio turnover rate for the Emerging Markets Fund is not ex-pected to exceed 100%. A rate of 100% indicates that the equivalent of all of the Fund's assets have been sold and reinvested in a calendar year. A high rate of portfolio turnover may involve correspondingly greater brokerage commission expenses and other transaction costs, which must be borne directly by the Fund and ultimately by its shareholders. High portfo-lio turnover may result in the realization of substantial net capital gains. (See "Financial Highlights" and "Taxes--Federal.")

                             INVESTMENT LIMITATIONS

  The investment limitations enumerated below are matters of fundamental policy and may not be changed with respect to a Fund without the vote of the holders of a majority of its outstanding Shares (as defined under "Miscellaneous").

  A Fund may not:

    1. Purchase securities of any one issuer, other than U.S. Government ob-ligations, if immediately after such purchase more than 5% of the value of its total assets would be invested in the securities of such issuer, except that up to 25% of the value of its total assets may be invested without re-gard to this 5% limitation;

    2. Purchase any securities which would cause more than 25% of the value of its total assets at the time of purchase to be invested in the securi-ties of one or more issuers conducting their principal business activities in the same industry, provided that (a) with respect to the International Fund, there is no limitation with respect to securities issued or guaran-teed by the U.S. Government or domestic bank obligations, (b) with respect to the Latin America, Pacific/Asia, Pan European and Emerging Markets Funds, there is no limitation with respect to securities issued or guaran-teed by the U.S. Government, and (c) neither all finance companies, as a group, nor all utility companies, as a group, are considered a single in-dustry for purposes of this policy; and

    3. Make loans, except that (i) a Fund may purchase or hold debt securi-ties in accordance with its investment objective and policies, and may en-ter into repurchase agreements with respect to obligations issued or guar-anteed by the U.S. Government, its agencies or instrumentalities, (ii) each of the International, Latin America, Pacific/Asia and Pan European Funds may lend portfolio securities in an amount not exceeding 30% of its total assets, and (iii) the Emerging Markets Fund may lend portfolio securities in accordance with its investment objective and policies.

  The International Fund may not:

    4. Knowingly invest more than 10% of the value of its total assets in il-liquid securities, including repurchase agreements with remaining maturi-ties in excess of seven days, restricted securities, and other securities for which market quotations are not readily available.

  Each of the International and Regional Funds may not:

    5. Borrow money, except from banks for temporary purposes, and then in amounts not in excess of 10% of the value of its total assets at the time of such borrowing; or mortgage, pledge, or hypothecate any assets except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed and 10% of the value of its total as-sets at the time of such borrowing. (This borrowing provision is included solely to facilitate the orderly sale of portfolio securities to accommo-date abnormally heavy redemption requests and is not for leverage purpos-es.) The Fund will not purchase portfolio securities while borrowings in excess of 5% of its total assets are outstanding. Optioned stock held in escrow is not deemed to be a pledge.

  The Emerging Markets Fund may not:

    6. Borrow money or mortgage, pledge or hypothecate its assets except to the extent permitted under the 1940 Act.

                                     * * *

  In addition to the investment limitations described above, as a matter of fundamental policy for each Fund which may not be changed without the vote of the holders of a majority of the Fund's outstanding shares, a Fund may not in-vest in the securities of any single issuer if, as a result, the Fund holds more than 10% of the outstanding voting securities of such issuer.

  The International Fund will not invest more than 25% of the value of its to-tal assets in domestic bank obligations.

  With respect to all investment policies, if a percentage limitation is satis-fied at the time of investment, a later increase or decrease in such percentage resulting from a change in value of a Fund's portfolio securities will not con-stitute a violation of such limitation.

                               PRICING OF SHARES

  The net asset value of each Fund is determined and its Shares are priced at the close of regular trading hours on the New York Stock Exchange (the "Ex-change"), currently 4:00 p.m. (Eastern Time). Net asset value and pricing for each Fund are determined on each day the Exchange and the Investment Adviser are open for trading ("Business Day"). Currently, the holidays which the Funds observe are: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas. A Fund's net asset value per Share for purposes of pricing sales and redemptions is calculated by dividing the value of all se-curities and other assets allocable to the Fund, less the liabilities allocable to the Fund, by the number of its outstanding Shares.

  The Funds' portfolio securities which are primarily traded on a domestic ex-change are valued at the last sale price on that exchange or, if there is no recent sale, at the last current bid quotation. Portfolio securities which are primarily traded on foreign securities exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, ex-cept that when an event subsequent to the time when value was so established is likely to have changed such value, then the fair value of those securities will be determined by consideration of other factors under the direction of the Board of Directors. A security which is listed or traded on more than one ex-change is valued at the quotation on the exchange determined to be the primary market for such security. Investments in debt securities having a maturity of 60 days or less are valued based upon the amortized cost method. An option, futures or foreign currency futures contract is valued at the last sales price quoted on the principal exchange or board of trade on which such option or con-tract is traded, or in the absence of a sale, the mean between the last bid and asked prices. A forward currency contract is valued based on the last published forward currency rate which reflects the duration of the contract and the value of the underlying currency. All other foreign securities are valued at the last current bid quotation if market quotations are available, or at fair value as determined in accordance with guidelines adopted by the Board of Directors. For valuation purposes, quotations of foreign securities in foreign currency are converted to U.S. dollars equivalent at the prevailing market rate on the day of conversion.

  Some of the securities acquired by the Funds may be traded on foreign ex-changes or over-the-counter markets on days which are not Business Days. In such cases, the net asset value of the Shares may be significantly affected on days when investors can neither purchase nor redeem a Fund's Shares.

  Excelsior Fund's administrators have undertaken to price the securities in each Fund's portfolio, and may use one or more independent pricing services in connection with this service.

                       HOW TO PURCHASE AND REDEEM SHARES

DISTRIBUTOR

  Shares in each Fund are continuously offered for sale by Excelsior Fund's sponsor and distributor, Edgewood Services, Inc. (the "Distributor"), a wholly-owned subsidiary of Federated Investors, Inc. The Distributor is a registered broker/dealer. Its principal business address is 5800 Corporate Drive, Pitts-burgh, PA 15237-5829.

  At various times the Distributor may implement programs under which a deal-er's sales force may be eligible to win nominal awards for certain sales ef-forts or under which the Distributor will make payments to any dealer that sponsors sales contests or recognition programs conforming to criteria estab-lished by the Distributor, or that participates in sales programs sponsored by the Distributor. The Distributor in its discretion may also from time to time, pursuant to objective criteria established by the Distributor, pay fees to qualifying dealers for certain services or activities which are primarily in-tended to result in sales of Shares of the Funds. If any such program is made available to any dealer, it will be made available to all dealers on the same terms and conditions. Payments made under such programs will be made by the Distributor out of its own assets and not out of the assets of the Funds.

  In addition, the Distributor may offer to pay a fee from its own assets to financial institutions for the continuing investment of customers' assets in the Funds or for providing substantial marketing, sales and operational sup-port. The support may include initiating customer accounts, participating in sales, educational and training seminars, providing sales literature, and engi-neering computer software programs that emphasize the attributes of the Funds. Such payments will be predicated upon the amount of Shares the financial insti-tution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution.

PURCHASE OF SHARES

  Shares in each Fund are sold at their net asset value per Share next computed after a purchase order is received in good order by the sub-transfer agent or other entity on behalf of Excelsior Fund. The Distributor has established sev-eral procedures for purchasing Shares in order to accommodate different types of investors.

  Shares may be purchased directly by individuals ("Direct Investors") or by institutions ("Institutional Investors" and, collectively with Direct Invest-ors, "Investors"). Shares may also be purchased by customers ("Customers") of the Investment Adviser, its affiliates and correspondent banks, and other in-stitutions ("Shareholder Organizations") that have entered into agreements with Excelsior Fund.

  A Shareholder Organization may elect to hold of record Shares for its Custom-ers and to record beneficial ownership of Shares on the account statements pro-vided by it to its Customers. If it does so, it is the Shareholder Organiza-tion's responsibility to transmit to the Distributor all purchase orders for its Customers and to transmit, on a timely basis, payment for such orders to Chase Global Funds Services Company ("CGFSC"), the Funds' sub-transfer agent, in accordance with the procedures agreed to by the Shareholder Organization and the Distributor. Confirmations of all such Customer purchases and redemptions will be sent by CGFSC to the particular Shareholder Organization. As an alter-native, a Shareholder Organization may elect to establish its Customers' ac-counts of record with CGFSC. In this event, even if the Shareholder Organiza-tion continues to place its Customers' purchase and redemption orders with the Funds, CGFSC will send confirmations of such transactions and periodic account statements directly to the shareholders of record. Shares in the Funds bear the expenses of fees payable to Shareholder Organizations for such services. See "Management of the Funds--Shareholder Organizations."

  Customers wishing to purchase Shares through their Shareholder Organization should contact such entity directly for appropriate instructions. (For a list of Shareholder Organizations in your area, call (800) 446-1012.) An investor purchasing Shares through a registered investment adviser or certified finan-cial planner may incur transaction charges in connection with such purchases. Such investors should contact their registered investment adviser or certified financial planner for further information on transaction fees. Investors may also purchase Shares directly from the Distributor in accordance with proce-dures described below under "Purchase Procedures."

PURCHASE PROCEDURES

General

  Direct Investors may purchase Shares by completing the Application for pur-chase of Shares accompanying this Prospectus and mailing it, together with a check payable to Excelsior Funds, to:

   Excelsior Funds
   c/o Chase Global Funds Services Company
   P.O. Box 2798
   Boston, MA 02208-2798

  Subsequent investments in an existing account in any Fund may be made at any time by sending to the above address a check payable to Excelsior Funds along with: (a) the detachable form that regularly accompanies the confirmation of a prior transaction; (b) a subsequent order form which may be obtained from CGFSC; or (c) a letter stating the amount of the investment, the name of the Fund and the account number in which the investment is to be made. Institu-tional Investors may purchase Shares by transmitting their purchase orders to CGFSC by telephone at (800) 446-1012 or by terminal access. Institutional In-vestors must pay for Shares with Federal funds or funds immediately available to CGFSC.

Purchases by Wire

  Investors may also purchase Shares by wiring Federal funds to CGFSC. Prior to making an initial investment by wire, an Investor must telephone CGFSC at (800) 446-1012 (from overseas, call (617) 557-8280) for instructions. Federal funds and registration instructions should be wired through the Federal Reserve Sys-tem to:

   The Chase Manhattan Bank
   ABA #021000021
   Excelsior Funds, Account No. 9102732915
   For further credit to:
   Excelsior Funds
   Wire Control Number
   Account Registration
    (including account number)

  Investors making initial investments by wire must promptly complete the Ap-plication accompanying this Prospectus and forward it to CGFSC. Redemptions by Investors will not be processed until the completed Application for purchase of Shares has been received by CGFSC and accepted by the Distributor. Investors making subsequent investments by wire should follow the above instructions.

Other Purchase Information

  Except as provided in "Investor Programs" below, the minimum initial invest-ment by an Investor or initial aggregate investment by a Shareholder Organiza-tion investing on behalf of its Customers is $500 per Fund. The minimum subse-quent investment for both types of investors is $50 per Fund.

Customers may agree with a particular Shareholder Organization to make a mini-mum purchase with respect to their accounts. Depending upon the terms of the particular account, Shareholder Organizations may charge a Customer's account fees for automatic investment and other cash management services provided. Ex-celsior Fund reserves the right to reject any purchase order, in whole or in part, or to waive any minimum investment requirements. Third party checks will not be accepted as payment for Fund Shares.

REDEMPTION PROCEDURES

  Customers of Shareholder Organizations holding Shares of record may redeem all or part of their investments in the Funds in accordance with procedures governing their accounts at the Shareholder Organizations. It is the responsi-bility of the Shareholder Organizations to transmit redemption orders to CGFSC and credit such Customer accounts with the redemption proceeds on a timely ba-sis. Redemption orders for Institutional Investors must be transmitted to CGFSC by telephone at (800) 446-1012 or by terminal access. No charge for wiring re-demption payments to Shareholder Organizations or Institutional Investors is imposed by Excelsior Fund, although Shareholder Organizations may charge a Cus-tomer's account for wiring redemption proceeds. Information relating to such redemption services and charges, if any, is available from the Shareholder Or-ganizations. An Investor redeeming Shares through a registered investment ad-viser or certified financial planner may incur transaction charges in connec-tion with such redemptions. Such Investors should contact their registered in-vestment adviser or certified financial planner for further information on transaction fees. Investors may redeem all or part of their Shares in accor-dance with any of the procedures described below (these procedures also apply to Customers of Shareholder Organizations for whom individual accounts have been established with CGFSC).

Redemption by Mail

  Shares may be redeemed by a Direct Investor by submitting a written request for redemption to:

   Excelsior Funds
   c/o Chase Global Funds Services Company
   P.O. Box 2798
   Boston, MA 02208-2798

  A written redemption request to CGFSC must (i) state the number of Shares to be redeemed, (ii) identify the shareholder account number and tax identifica-tion number, and (iii) be signed by each registered owner exactly as the Shares are registered. If the Shares to be redeemed were issued in certificate form, the certificates must be endorsed for transfer (or accompanied by a duly exe-cuted stock power) and must be submitted to CGFSC together with the redemption request. A redemption request for an amount in excess of $50,000 per account, or for any amount if the proceeds are to be sent elsewhere than the address of record, must be accompanied by signature guarantees from any eligible guarantor institution approved by CGFSC in accordance with its Standards, Procedures and Guidelines for the Acceptance of Signature Guarantees ("Signature Guarantee Guidelines"). Eligible guarantor institutions generally include banks, broker/dealers, credit unions, national securities exchanges, registered secu-rities associations, clearing agencies and savings associations. All eligible guarantor institutions must participate in the Securities Transfer Agents Me-dallion Program ("STAMP") in order to be approved by CGFSC pursuant to the Sig-nature Guarantee Guidelines. Copies of the Signature Guarantee Guidelines and information on STAMP can be obtained from CGFSC at (800) 446-1012 or at the ad-dress given above. CGFSC may require additional supporting documents for re-demptions made by corporations, executors, administrators, trustees and guardi-ans. A redemption request will not be deemed to be properly received until CGFSC receives all required documents in proper form. Payment for Shares re-deemed will ordinarily be made by mail within five Business Days after receipt by CGFSC of the redemption request in good order. Questions with respect to the proper form for redemption requests should be directed to CGFSC at (800) 446-1012 (from overseas, call (617) 557-8280).

Redemption by Wire or Telephone

  Direct Investors who have so indicated on the Application, or have subse-quently arranged in writing to do so, may redeem Shares by instructing CGFSC by wire or telephone to wire the redemption proceeds directly to the Direct Investor's account at any commercial bank in the United States. Direct Invest-ors who are shareholders of record may also redeem Shares by instructing CGFSC by telephone to mail a check for redemption proceeds of $500 or more to the shareholder of record at his or her address of record. Institutional Investors may also redeem Shares by instructing CGFSC by telephone at (800) 446-1012 or by terminal access. Only redemptions of $500 or more will be wired to a Direct Investor's account. The redemption proceeds for Direct Investors must be paid to the same bank and account as designated on the Application or in written instructions subsequently received by CGFSC.

  In order to arrange for redemption by wire or telephone after an account has been opened or to change the bank or account designated to receive redemption proceeds, a Direct Investor must send a written request to Excelsior Fund, c/o CGFSC, at the address listed above under "Redemption by Mail." Such requests must be signed by the Direct Investor, with signatures guaranteed (see "Re-demption by Mail" above, for details regarding signature guarantees). Further documentation may be requested.

  CGFSC and the Distributor reserve the right to refuse a wire or telephone redemption if it is believed advisable to do so. Procedures for redeeming Shares by wire or telephone may be modified or terminated at any time by Ex-celsior Fund, CGFSC or the Distributor. EXCELSIOR FUND, CGFSC AND THE DISTRIB-UTOR WILL NOT BE LIABLE FOR ANY LOSS, LIABILITY, COST OR EXPENSE FOR ACTING UPON TELEPHONE INSTRUCTIONS THAT ARE REASONABLY BELIEVED TO BE GENUINE. IN AT-TEMPTING TO CONFIRM THAT TELEPHONE INSTRUCTIONS ARE GENUINE, EXCELSIOR FUND WILL USE SUCH PROCEDURES AS ARE CONSIDERED REASONABLE, INCLUDING RECORDING THOSE INSTRUCTIONS AND REQUESTING INFORMATION AS TO ACCOUNT REGISTRATION.

  If any portion of the Shares to be redeemed represents an investment made by personal check, Excelsior Fund and CGFSC reserve the right not to honor the redemption until CGFSC is reasonably satisfied that the check has been col-lected in accordance with the applicable banking regulations which may take up to 15 days. A Direct Investor who anticipates the need for more immediate ac-cess to his or her investment should purchase Shares by Federal funds or bank wire or by certified or cashier's check. Banks normally impose a charge in connection with the use of bank wires, as well as certified checks, cashier's checks and Federal funds. If a Direct Investor's purchase check is not col-lected, the purchase will be cancelled and CGFSC will charge a fee of $25.00 to the Direct Investor's account.

  During periods of substantial economic or market change, telephone redemp-tions may be difficult to complete. If an Investor is unable to contact CGFSC by telephone, the Investor may also deliver the redemption request to CGFSC in writing at the address noted above under "How to Purchase and Redeem Shares-- Redemption by Mail."

Other Redemption Information

  Except as described in "Investor Programs" below, Investors may be required to redeem Shares in a Fund after 60 days' written notice if due to Investor redemptions the balance in the particular account with respect to the Fund re-mains below $500. If a Customer has agreed with a particular Shareholder Or-ganization to maintain a minimum balance in his or her account at the institu-tion with respect to Shares of a Fund, and the balance in such account falls below that minimum, the Customer may be obliged by the Shareholder Organiza-tion to redeem all or part of his or her Shares to the extent necessary to maintain the required minimum balance.

GENERAL

  Purchase and redemption orders for Shares which are received in good order prior to the close of regular trading hours on the Exchange (currently 4:00 p.m., Eastern Time) on any Business Day are priced according to the net asset value determined on that day. Purchase orders received in good order after the close of regular trading hours on the Exchange are priced at the net asset value per Share determined on the next Business Day.

                               INVESTOR PROGRAMS

EXCHANGE PRIVILEGE

  Investors and Customers of Shareholder Organizations may, after appropriate prior authorization and without an exchange fee imposed by Excelsior Fund, ex-change Shares in a Fund having a value of at least $500 for shares of any other portfolio offered by Excelsior Fund or Excelsior Tax-Exempt Funds, Inc. ("Excelsior Tax-Exempt Fund"), or for Trust Shares of Excelsior Institutional Trust, provided that such other shares may legally be sold in the state of the Investor's residence.

  Excelsior Fund currently offers 13 additional portfolios as follows:

    Money Fund, a money market fund seeking as high a level of current income as is consistent with liquidity and stability of principal through invest-ments in high-quality money market instruments maturing within 13 months;

    Government Money Fund, a money market fund seeking as high a level of current income as is consistent with liquidity and stability of principal through investments in obligations issued or guaranteed by the U.S. Govern-ment, its agencies or instrumentalities and repurchase agreements collater-alized by such obligations;

    Treasury Money Fund, a money market fund seeking current income generally exempt from state and local income taxes through investments in direct short-term obligations issued by the U.S. Treasury and certain agencies or instrumentalities of the U.S. Government;

    Short-Term Government Securities Fund, a fund seeking a high level of current income by investing principally in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements collateralized by such obligations, and having a dollar-weighted average portfolio maturity of 1 to 3 years;

    Intermediate-Term Managed Income Fund, a fund seeking a high level of current interest income by investing principally in investment grade or better debt obligations and money market instruments, and having a dollar-weighted average portfolio maturity of 3 to 10 years;

    Managed Income Fund, a fund seeking higher current income primarily through investments in investment grade debt obligations, U.S. Government obligations and money market instruments;

    Blended Equity Fund, a fund seeking long-term capital appreciation through investments in a diversified portfolio of primarily equity securi-ties;

    Income and Growth Fund, a fund seeking to provide moderate current income and to achieve capital appreciation as a secondary objective by investing in common stock, preferred stock and securities convertible into common stock;

    Energy and Natural Resources Fund, a non-diversified fund seeking long-term capital appreciation by investing in companies that are in the energy and other natural resources groups of industries;

    Value and Restructuring Fund, a fund seeking long-term capital apprecia-tion by investing in companies benefiting from their restructuring or rede-ployment of assets and operations in order to become more competitive or profitable;

    Small Cap Fund, a fund seeking long-term capital appreciation by invest-ing primarily in companies with capitalization of $1 billion or less;

    Large Cap Growth Fund, a fund seeking superior, risk-adjusted total re-turn by investing in larger companies whose growth prospects, in the opin-ion of its investment adviser, appear to exceed that of the overall market; and

    Real Estate Fund, a non-diversified fund seeking current income and long-term capital appreciation by investing in real estate investment trusts and other companies principally engaged in the real estate business.

  Excelsior Tax-Exempt Fund currently offers 7 portfolios as follows:

    Tax-Exempt Money Fund, a diversified tax-exempt money market fund seeking a moderate level of current interest income exempt from Federal income taxes through investments primarily in high-quality municipal obligations maturing within 13 months;

    New York Tax-Exempt Money Fund, a non-diversified tax-exempt money market fund seeking a moderate level of current interest income exempt from Fed-eral and, to the extent possible, New York State and New York City income taxes through investments primarily in New York municipal obligations ma-turing within 13 months;

    Short-Term Tax-Exempt Securities Fund, a diversified fund seeking a high level of current interest income exempt from Federal income taxes through investments in municipal obligations and having a dollar-weighted average portfolio maturity of 1 to 3 years;

    Intermediate-Term Tax-Exempt Fund, a diversified fund seeking a high level of current income exempt from Federal income taxes through invest-ments in municipal obligations and having a dollar-weighted average portfo-lio maturity of 3 to 10 years;

    Long-Term Tax-Exempt Fund, a diversified fund seeking to maximize current interest income exempt from Federal income taxes through investments in mu-nicipal obligations and having a dollar-weighted average portfolio maturity of 10 to 30 years;

    New York Intermediate-Term Tax-Exempt Fund, a non-diversified fund de-signed to provide New York investors with a high level of current interest income exempt from Federal and, to the extent possible, New York State and New York City income taxes; this fund invests primarily in New York munici-pal obligations and has a dollar-weighted average portfolio maturity of 3 to 10 years; and

    California Tax-Exempt Income Fund, a non-diversified fund designed to provide California investors with as high a level of current interest in-come exempt from Federal and, to the extent possible, California state per-sonal income taxes as is consistent with relative stability of principal; this fund invests primarily in California municipal obligations and has a dollar-weighted average portfolio maturity of 3 to 10 years.

  Excelsior Institutional Trust currently offers Trust Shares in the following investment portfolios:

    Optimum Growth Fund, a fund seeking superior, risk-adjusted total return through investments in a diversified portfolio of equity securities whose growth prospects, in the opinion of its investment adviser, appear to ex-ceed that of the overall market; and

    Value Equity Fund, a fund seeking long-term capital appreciation through investments in a diversified portfolio of equity securities whose market value, in the opinion of its investment adviser, appears to be undervalued relative to the marketplace.

  An exchange involves a redemption of all or a portion of the Shares in a Fund and the investment of the redemption proceeds in shares of another portfolio of Excelsior Fund, Excelsior Tax-Exempt Fund or Excelsior Institutional Trust. The redemption will be made at the per Share net asset value of the Shares being redeemed next determined after the exchange request is received in good order. The shares of the portfolio to be acquired will be purchased at the per share net asset value of those shares next determined after receipt of the exchange request in good order.

  Investors may find the exchange privilege useful if their investment objec-tives or market outlook should change after they invest in a Fund. For further information regarding exchange privileges, shareholders should call (800) 446-1012 (from overseas, call (617) 557-8280). Investors exercising the exchange privilege with the other portfolios of Excelsior Fund, Excelsior Tax-Exempt Fund or Excelsior Institutional Trust should request and review the prospec-tuses of such funds. Such prospectuses may be obtained by calling the numbers listed above. In order to prevent abuse of this privilege to the disadvantage of other shareholders, Excelsior Fund, Excelsior Tax-Exempt Fund and Excelsior Institutional Trust reserve the right to limit the number of exchange requests of Investors and Customers of Shareholder Organizations to no more than six per year. Excelsior Fund may modify or terminate the exchange program at any time upon 60 days written notice to shareholders, and may reject any exchange re-quest.

  For Federal income tax purposes, an exchange of Shares is a taxable event and, accordingly, a capital gain or loss may be realized by an Investor. Before making an exchange, an Investor should consult a tax or other financial adviser to determine tax consequences.

  Exchanges by Telephone. For shareholders who have previously selected the telephone exchange option, an exchange order may be placed by calling (800) 446-1012 (from overseas, please call (617) 557-8280). By establishing the tele-phone exchange option, a shareholder authorizes CGFSC and the Distributor to act upon telephone instructions believed to be genuine. EXCELSIOR FUND, EXCEL-SIOR TAX-EXEMPT FUND, EXCELSIOR INSTITUTIONAL TRUST, CGFSC AND THE DISTRIBUTOR ARE NOT RESPONSIBLE FOR THE AUTHENTICITY OF EXCHANGE REQUESTS RECEIVED BY TELE-PHONE THAT ARE REASONABLY BELIEVED TO BE GENUINE. IN ATTEMPTING TO CONFIRM THAT TELEPHONE INSTRUCTIONS ARE GENUINE, EXCELSIOR FUND, EXCELSIOR TAX-EXEMPT FUND AND EXCELSIOR INSTITUTIONAL TRUST WILL USE SUCH PROCEDURES AS ARE CONSIDERED REASONABLE, INCLUDING RECORDING THOSE INSTRUCTIONS AND REQUESTING INFORMATION AS TO ACCOUNT REGISTRATION.

SYSTEMATIC WITHDRAWAL PLAN

  An Investor who owns Shares of a Fund with a value of $10,000 or more may es-tablish a Systematic Withdrawal Plan. The Investor may request a declining-bal-ance withdrawal, a fixed-dollar withdrawal, a fixed-share withdrawal, or a fixed-percentage withdrawal (based on the current value of Shares in the ac-count) on a monthly, quarterly, semi-annual or annual basis. To initiate the Systematic Withdrawal Plan, an Investor must complete Section 9 of the New Ac-count Application contained in this Prospectus and mail it to CGFSC at the ad-dress given above. Further information on establishing a Systematic Withdrawal Plan may be obtained by calling (800) 446-1012 (from overseas, call (617) 557-
8280).

  Shareholder Organizations may, at their discretion, establish similar system-atic withdrawal plans with respect to the Shares held by their Customers. In-formation about such plans and the applicable procedures may be obtained by Customers directly from their Shareholder Organizations.

RETIREMENT PLANS

  Shares are available for purchase by Investors in connection with the follow-ing tax-deferred prototype retirement plans offered by United States Trust Com-pany of New York:

    IRAs (including "rollovers" from existing retirement plans) for individu-als and their spouses;

    Profit Sharing and Money-Purchase Plans for corporations and self-em-ployed individuals and their partners to benefit themselves and their em-ployees; and

    Keogh Plans for self-employed individuals.

  Investors investing in the Funds pursuant to Profit Sharing and Money-Pur-chase Plans and Keogh Plans are not subject to the minimum investment and forced redemption provisions described above.

The minimum initial investment for IRAs is $250 per Fund and the minimum sub-sequent investment is $50 per Fund. Detailed information concerning eligibili-ty, service fees and other matters related to these plans can be obtained by calling (800) 446-1012 (from overseas, call (617) 557-8280). Customers of Shareholder Organizations may purchase Shares of the Funds pursuant to retire-ment plans if such plans are offered by their Shareholder Organizations.

AUTOMATIC INVESTMENT PROGRAM

  The Automatic Investment Program permits Investors to purchase Shares (mini-mum of $50 per Fund per transaction) at regular intervals selected by the In-vestor. The minimum initial investment for an Automatic Investment Program ac-count is $50 per Fund. Provided the Investor's financial institution allows automatic withdrawals, Shares are purchased by transferring funds from an In-vestor's checking, bank money market or NOW account designated by the Invest-or. At the Investor's option, the account designated will be debited in the specified amount, and Shares will be purchased, once a month, on either the first or fifteenth day, or twice a month, on both days.

  The Automatic Investment Program is one means by which an Investor may use "Dollar Cost Averaging" in making investments. Instead of trying to time mar-ket performance, a fixed dollar amount is invested in Shares at predetermined intervals. This may help Investors to reduce their average cost per Share be-cause the agreed upon fixed investment amount allows more Shares to be pur-chased during periods of lower Share prices and fewer Shares during periods of higher prices. In order to be effective, Dollar Cost Averaging should usually be followed on a sustained, consistent basis. Investors should be aware, how-ever, that Shares bought using Dollar Cost Averaging are purchased without re-gard to their price on the day of investment or to market trends. In addition, while Investors may find Dollar Cost Averaging to be beneficial, it will not prevent a loss if an Investor ultimately redeems his Shares at a price which is lower than their purchase price.

  To establish an Automatic Investment account permitting Investors to use the Dollar Cost Averaging investment method described above, an Investor must com-plete Section 8 of the New Account Application contained in this Prospectus and mail it to CGFSC. An Investor may cancel his participation in this Program or change the amount of purchase at any time by mailing written notification to CGFSC, P.O. Box 2798, Boston, MA 02208-2798 and notification will be effec-tive three Business Days following receipt. Excelsior Fund may modify or ter-minate this privilege at any time or charge a service fee, although no such fee currently is contemplated. An Investor may also implement the Dollar Cost Averaging method on his own initiative or through other entities.

                          DIVIDENDS AND DISTRIBUTIONS

  Dividends from the net income of each Fund are declared and paid at least annually. For dividend purposes, a Fund's investment income is reduced by ac-crued expenses directly attributable to that Fund and the general expenses of Excelsior Fund prorated to that Fund on the basis of its relative net assets. A Fund's net investment income available for distribution to the holders of Shares will be reduced by the amount of other expenses allocated to such Fund. Net realized capital gains are distributed at least annually. Dividends and distributions will reduce the net asset value of a Fund by the amount of the dividend or distribution. All dividends and distributions paid on Shares held of record by the Investment Adviser and its affiliates or correspondent banks will be paid in cash. Direct and Institutional Investors and Customers of other Shareholder Organizations will receive dividends and distributions in additional Shares (as determined on the payable date), unless they have re-quested in writing (received by CGFSC at Excelsior Fund's address prior to the payment date) to receive dividends and distributions in cash. Reinvested divi-dends and distributions receive the same tax treatment as those paid in cash.

                                     TAXES

FEDERAL

  Each of the Funds qualified for its last taxable year as a "regulated in-vestment company" under the Internal Revenue Code of 1986, as amended (the "Code"). Each Fund expects to so qualify in future years. Such qualification generally relieves a Fund of liability for Federal income taxes to the extent its earnings are distributed in accordance with the Code.

  Qualification as a regulated investment company under the Code requires, among other things, that a Fund distribute to its shareholders an amount equal to at least 90% of its investment company income for each taxable year. In general, a Fund's investment company taxable income will be its income (in-cluding dividends, interest and short-term capital gains), subject to certain adjustments and excluding the excess of any net long-term capital gain for the taxable year over the net short-term capital loss, if any, for such year. Each Fund intends to distribute substantially all of its investment company taxable income each year. Such dividends will be taxable as ordinary income to a Fund's shareholders who are not currently exempt from Federal income taxes, whether such income is received in cash or reinvested in additional Shares. (Federal income taxes for distributions to IRAs and qualified pension plans are deferred under the Code.) It is anticipated that none of the dividends paid by a Fund will be eligible for the dividends received deduction for cor-porations.

  Distributions by a Fund of the excess of its net long-term capital gain over its net short-term capital loss are taxable to shareholders as long-term capi-tal gain, regardless of how long the shareholders have held their Shares and whether such gains are received in cash or reinvested in additional Shares. Such distributions are not eligible for the dividends received deduction.

  Dividends declared in October, November or December of any year payable to shareholders of record on a specified date in such months will be deemed to have been received by shareholders and paid by a Fund on December 31 of such year if such dividends are actually paid during January of the following year.

  An investor considering buying Shares of a Fund on or just before the record date of a dividend should be aware that the amount of the forthcoming dividend payment, although in effect a return of capital, will be taxable to him.

  A taxable gain or loss may be realized by a shareholder upon his redemption, transfer or exchange of Shares depending upon the tax basis of such Shares and their price at the time of redemption, transfer or exchange. If a shareholder holds Shares for six months or less and during that time receives a capital gain dividend on those Shares, any loss recognized on the sale or exchange of those Shares will be treated as a long-term capital loss to the extent of the capital gain dividend. Generally, a shareholder may include sales charges in-curred upon the purchase of Shares in his tax basis for such Shares for the purpose of determining gain or loss on a redemption, transfer or exchange of such Shares. However, if the shareholder effects an exchange of such Shares for Shares of another Fund within 90 days of the purchase and is able to re-duce the sales charges otherwise applicable to the new Shares (by virtue of the exchange privilege), the amount equal to such reduction may not be in-cluded in the tax basis of the shareholder's exchanged Shares for the purpose of determining gain or loss, but may be included (subject to the same limita-tion) in the tax basis of the new Shares.

  It is expected that dividends and certain interest income earned by each Fund from foreign securities will be subject to foreign withholding taxes or other taxes. So long as more than 50% of the value of a Fund's total assets at the close of any taxable year consists of stock or securities of foreign cor-porations, such Fund may elect, for U.S. Federal income tax purposes, to treat certain foreign taxes paid by it, including generally any withholding taxes and other foreign income taxes, as paid by its shareholders. A Fund may make this election. As a consequence, the amount of such foreign taxes paid by a Fund will be included in its shareholders' income pro rata (in addition to taxable dis-tributions actually received by them), and each shareholder will be entitled either (a) to credit his proportionate amounts of such taxes against his U.S. Federal income tax liabilities, or (b) if he itemizes his deductions, to de-duct such proportionate amounts from his U.S. taxable income, should he so choose.

  Qualification as a regulated investment company under the Code also requires that a Fund satisfy certain requirements with respect to the source of its in-come for a taxable year. At least 90% of the gross income of a Fund must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign cur-rencies, and other income (including, but not limited to, gains from options, futures, or forward contracts) derived with respect to the Fund's business of investing in such stock, securities or currencies. The Treasury Department may by regulation exclude from qualifying income foreign currency gains which are not directly related to a Fund's principal business of investing in stock or securities, or options and futures with respect to stock or securities. Some of the investments that a Fund may make (such as gold bullion) may not be se-curities or may not produce qualifying income. Therefore, it may be necessary for the Investment Adviser to restrict the investments of a Fund to ensure that non-qualifying income does not exceed 10% of such Fund's total gross in-come for a taxable year.

  The foregoing summarizes some of the important tax considerations generally affecting the Funds and their shareholders and is not intended as a substitute for careful tax planning. Accordingly, potential investors in the Funds should consult their tax advisers with specific reference to their own tax situa-tions. Shareholders will be advised annually as to the Federal income tax con-sequences of distributions made each year.

STATE AND LOCAL

  Purchasers are advised to consult their tax advisers concerning the applica-tion of state and local taxes, which may have different consequences from those of the Federal income tax law described above.

                            MANAGEMENT OF THE FUNDS

  The business and affairs of the Funds are managed under the direction of Ex-celsior Fund's Board of Directors. The Statement of Additional Information contains the names of and general background information concerning Excelsior Fund's directors.

INVESTMENT ADVISER

  United States Trust Company of New York ("U.S. Trust New York") and U.S. Trust Company of Connecticut ("U.S. Trust Connecticut" and, collectively with U.S. Trust New York, "U.S. Trust" or the "Investment Adviser") serve as the Investment Adviser to the Funds. U.S. Trust New York is a state-chartered bank and trust company and a member bank of the Federal Reserve System. U.S. Trust Connecticut is a Connecticut state bank and trust company. U.S. Trust New York and U.S. Trust Connecticut are wholly-owned subsidiaries of U.S. Trust Corpo-ration, a registered bank holding company.

  The Investment Adviser provides trust and banking services to individuals, corporations, and institutions both nationally and internationally, including investment management, estate and trust administration, financial planning, corporate trust and agency banking, and personal and corporate banking. On De-cember 31, 1997, the Asset Management Groups of U.S. Trust New York and U.S. Trust Connecticut had approximately $61.2 billion in aggregate assets under management. U.S. Trust New York has its principal offices at 114 W. 47th Street, New York, New York 10036. U.S. Trust Connecticut has its principal of-fices at 225 High Ridge Road, East Building, Stamford, Connecticut 06905.

  The Investment Adviser manages each Fund, makes decisions with respect to and places orders for all purchases and sales of its portfolio securities, and maintains records relating to such purchases and sales.

  The International and Pan European Funds' portfolio manager, Rosemary Sagar, is the person primarily responsible for the day-to-day management of the Funds' investment portfolios. Ms. Sagar is the Managing Director of U.S. Trust's Global Investment Division and she has been with U.S. Trust since 1996. Prior to joining U.S. Trust, Ms. Sagar was Senior Vice President for in-ternational equity investments for General Electric Investments Corp. in Stam-ford, CT from 1990 to 1996. Ms. Sagar has been the Funds' portfolio manager since November 1996.

  The Latin America and Emerging Markets Funds' portfolio manager, Don Hoskins, is the person primarily responsible for the day-to-day management of the Funds' investment portfolios. Mr. Hoskins is a Senior Vice President in U.S. Trust's Global Investment Division, where he heads the Emerging Markets investment team. Mr. Hoskins has been employed by U.S. Trust since February 1997. Prior to joining U.S. Trust, he was Director of Research at Globalvest, an advisory firm based in St. Thomas, V.I., where he specialized in Latin American investments. From 1993 to 1995, Mr. Hoskins worked in Peru for a lo-cal brokerage firm and as a Consultant to the World Bank. Prior to 1993, he was with Sanford Bernstein as an International Equities Analyst. Mr. Hoskins has been the Latin America Fund's portfolio manager since March 1997 and the Emerging Markets Fund's portfolio manager since its inception.

  The Pacific/Asia Fund's portfolio manager, David J. Linehan, is the person primarily responsible for the day-to-day management of the Fund's investment portfolio. Mr. Linehan, a Senior Vice President in U.S. Trust's Global Invest-ment Division, has been with U.S. Trust since July 1998 and has managed the Fund since August 1998. From 1995 to 1998, Mr. Linehan was an international investment manager with Cowen Asset Management in New York. Prior to 1995, Mr. Linehan was an international equity trader with Morgan Grenfell in New York and an associate portfolio manager with Kemper Financial Services in Chicago.

  For the services provided and expenses assumed pursuant to its Investment Advisory Agreements, the Investment Adviser is entitled to be paid a fee, com-puted daily and paid monthly, at the annual rate of 1.00% of the average daily net assets of each of the International, Latin America, Pacific/Asia and Pan European Funds, and 1.25% of the average daily net assets of the Emerging Mar-kets Fund.

  Prior to May 16, 1997, U.S. Trust New York served as investment adviser to the International and Regional Funds pursuant to advisory agreements substan-tially similar to the Investment Advisory Agreements currently in effect for the Funds. For the fiscal year or period ended March 31, 1998, U.S. Trust re-ceived an advisory fee after waivers at the effective annual rates of 0.92%, 0.90%, 0.91%, 0.93% and 0.36% of the average daily net assets of the Interna-tional, Latin America, Pacific/Asia, Pan European and Emerging Markets Funds, respectively. For the same period, U.S. Trust waived advisory fees at the ef-fective annual rates of 0.08%, 0.10%, 0.09%, 0.07% and 0.89% of the average daily net assets of the International, Latin America, Pacific/Asia, Pan Euro-pean and Emerging Markets Funds, respectively.

  From time to time, the Investment Adviser may voluntarily waive all or a portion of the advisory fees payable with respect to a Fund, which waivers may be terminated at any time. See "Management of the Funds--Shareholder Organiza-tions" for additional information on fee waivers.

  In executing portfolio transactions for the Funds, the Investment Adviser may use affiliated brokers in accordance with the requirements of the 1940 Act. The Investment Adviser may also take into account the sale of Excelsior Fund's shares in allocating brokerage transactions.

ADMINISTRATORS

  CGFSC, Federated Administrative Services and U.S. Trust Connecticut serve as the Funds' administrators (the "Administrators") and provide them with general administrative and operational assistance. For the services provided to the Funds, the Administrators are jointly entitled to a fee, computed daily and paid monthly, at the annual rate of 0.20% of the average daily net assets of each Fund. From time to time, the Administrators may voluntarily waive all or a portion of the administration fee payable to them by a Fund, which waivers may be terminated at any time. See "Management of the Funds--Shareholder Orga-nizations" for additional information on fee waivers.

  Prior to May 16, 1997, CGFSC, Federated Administrative Services and U.S. Trust New York served as Excelsior Fund's administrators pursuant to an admin-istration agreement substantially similar to the administration agreement cur-rently in effect for Excelsior Fund. For the fiscal year or period ended March 31, 1998, CGFSC, Federated Administrative Services and U.S. Trust received an aggregate administration fee at the effective annual rate of 0.200% of the av-erage daily net assets of each of the Funds.

SHAREHOLDER ORGANIZATIONS

  As described above under "Purchase of Shares," Excelsior Fund has agreements with certain Shareholder Organizations--firms that provide services, which may include acting as record shareholder, to their Customers who beneficially own Shares. As a consideration for these services, a Fund will pay the Shareholder Organization an administrative service fee up to the annual rate of 0.40% of the average daily net asset value of its Shares held by the Shareholder Orga-nization's Customers. Such services, which are described more fully in the Statement of Additional Information under "Management of the Funds--Share-holder Organizations," may include assisting in processing purchase, exchange and redemption requests; transmitting and receiving funds in connection with Customer orders to purchase, exchange or redeem Shares; and providing periodic statements. It is the responsibility of Shareholder Organizations to advise Customers of any fees that they may charge in connection with a Customer's in-vestment. Until further notice, the Investment Adviser and Administrators have voluntarily agreed to waive fees payable by a Fund in an aggregate amount equal to administrative service fees payable by that Fund.

BANKING LAWS

  Banking laws and regulations currently prohibit a bank holding company reg-istered under the Federal Bank Holding Company Act of 1956 or any bank or non-bank affiliate thereof from sponsoring, organizing or controlling a regis-tered, open-end investment company continuously engaged in the issuance of its shares, and prohibit banks generally from issuing, underwriting, selling or distributing securities such as Shares of the Funds, but such banking laws and regulations do not prohibit such a holding company or affiliate or banks gen-erally from acting as investment adviser, transfer agent, or custodian to such an investment company, or from purchasing shares of such company for and upon the order of customers. The Investment Adviser, CGFSC and certain Shareholder Organizations may be subject to such banking laws and regulations. State secu-rities laws may differ from the interpretations of Federal law discussed in this paragraph and banks and financial institutions may be required to regis-ter as dealers pursuant to state law.

  Should legislative, judicial, or administrative action prohibit or restrict the activities of the Investment Adviser or other Shareholder Organizations in connection with purchases of Fund Shares, the Investment Adviser and such Shareholder Organizations might be required to alter materially or discontinue the investment services offered by them to Customers. It is not anticipated, however, that any resulting change in the Funds' method of operations would affect their net asset values per Share or result in financial loss to any shareholder.

                         DESCRIPTION OF CAPITAL STOCK

  Excelsior Fund was organized as a Maryland corporation on August 2, 1984. Currently, Excelsior Fund has authorized capital of 35 billion shares of Com-mon Stock, $.001 par value per share, classified into 43 series of shares rep-resenting interests in 18 investment portfolios. This Prospectus describes the International, Latin America, Pacific/Asia, Pan European and Emerging Markets Funds.

  Each Share in a Fund represents an equal proportionate interest in the par-ticular Fund with other shares of the same class, and is entitled to such div-idends and distributions out of the income earned on the assets belonging to such Fund as are declared in the discretion of Excelsior Fund's Board of Di-rectors. Excelsior Fund's Charter authorizes the Board of Directors to clas-sify or reclassify any class of shares into one or more additional classes or series.

  Excelsior Fund's shareholders are entitled to one vote for each full share held and fractional votes for fractional shares held, and will vote in the ag-gregate and not by class, except as otherwise expressly required by law.

  Certificates for Shares will not be issued unless expressly requested in writing to CGFSC and will not be issued for fractional Shares.

  As of July 8, 1998, U.S. Trust and its affiliates held of record substan-tially all of Excelsior Fund's outstanding shares as agent or custodian for their customers, but did not own such shares beneficially because they did not have voting or investment discretion with respect to such shares.

                         CUSTODIAN AND TRANSFER AGENT

  The Chase Manhattan Bank ("Chase"), a wholly-owned subsidiary of The Chase Manhattan Corporation, serves as the custodian of the Funds' assets. Communi-cations to the custodian should be directed to Chase, Mutual Funds Service Di-vision, 3 Chase MetroTech Center, 8th Floor, Brooklyn, NY 11245.

  U.S. Trust New York serves as the Funds' transfer and dividend disbursing agent. U.S. Trust New York has also entered into a sub-transfer agency ar-rangement with CGFSC, 73 Tremont Street, Boston, Massachusetts 02108-3913, pursuant to which CGFSC provides certain transfer agent, dividend disbursement and registrar services to the Funds.

                                 EXPENSES

  Except as otherwise noted, the Investment Adviser and the Administrators bear all expenses in connection with the performance of their services. The Funds bear the expenses incurred in their operations. Expenses of the Funds include taxes; interest; fees (including fees paid to Excelsior Fund's Direc-tors and officers who are not affiliated with the Distributor or the Adminis-trators); SEC fees; state securities qualifications fees; costs of preparing and printing prospectuses for regulatory purposes and for distribution to shareholders; advisory, administration and administrative servicing fees; charges of the custodian, transfer agent, and dividend disbursing agent; cer-tain insurance premiums; outside auditing and legal expenses; costs of share-holder reports and shareholder meetings; and any extraordinary expenses. The Funds also pay for brokerage fees and commissions in connection with the pur-chase of portfolio securities.

                            PERFORMANCE INFORMATION

  From time to time, in advertisements or in reports to shareholders, the per-formance of the Funds may be quoted and compared to that of other mutual funds with similar investment objectives and to stock or other relevant indices or to rankings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, the performance of a Fund may be compared to data prepared by Lipper Analytical Services, Inc., a widely recognized independent service which monitors the performance of mutual funds. The performance of a Fund may also be compared to the Morgan Stanley Capital International Europe, Australia, and Far East Index ("EAFE"), Emerging Markets Free Index, and other unmanaged foreign securities indexes.

  Performance data as reported in national financial publications, including but not limited to Money Magazine, Forbes, Barron's, The Wall Street Journal and The New York Times, or in publications of a local or regional nature, may also be used in comparing the performance of the Funds.

  From time to time, each Fund may advertise its performance by using "average annual total return" over various periods of time. Such total return figure reflects the average percentage change in the value of an investment in a Fund from the beginning date of the measuring period to the end of the measuring period. Average total return figures will be given for the most recent one-year period, and may be given for other periods as well (such as from the com-mencement of a Fund's operations, or on a year-by-year basis). Each Fund may also use aggregate total return figures for various periods, representing the cumulative change in the value of an investment in the Fund for the specific period. Both methods of calculating total return assume that dividends and capital gain distributions made by a Fund during the period are reinvested in Fund Shares.

  Performance will fluctuate and any quotation of performance should not be considered as representative of a Fund's future performance. Shareholders should remember that performance is generally a function of the kind and qual-ity of the instruments held in a portfolio, operating expenses, and market conditions. Any fees charged by Shareholder Organizations with respect to ac-counts of Customers that have invested in Shares will not be included in cal-culations of performance.

                                 MISCELLANEOUS

  Shareholders will receive unaudited semiannual reports describing the Funds' investment operations and annual financial statements audited by the Funds' independent auditors.

  As used in this Prospectus, a "vote of the holders of a majority of the out-standing shares" of Excelsior Fund or a particular Fund means, with respect to the approval of an investment advisory agreement or a change in a fundamental investment policy, the affirmative vote of the lesser of (a) more than 50% of the outstanding shares of Excelsior Fund or such Fund, or (b) 67% or more of the shares of Excelsior Fund or such Fund present at a meeting if more than 50% of the outstanding shares of Excelsior Fund or such Fund are represented at the meeting in person or by proxy.

  Inquiries regarding any of the Funds may be directed to the Distributor at the address listed under "Distributor."

                   INSTRUCTIONS FOR NEW ACCOUNT APPLICATION

OPENING YOUR ACCOUNT:

  Complete the Application(s) and mail to:
                                          FOR OVERNIGHT DELIVERY: send to:


  Excelsior Funds                         Excelsior Funds
  c/o Chase Global Funds Services Company c/o Chase Global Funds Services Com-
  P.O. Box 2798                           pany
  Boston, MA 02208-2798                   73 Tremont Street
                                          Boston, MA 02108-3913

  Please enclose with the Application your check made payable to the "Excel-sior Funds" in the amount of your investment.

  For direct wire purchases please refer to the section of the Prospectus en-titled "How to Purchase and Redeem Shares--Purchase Procedures."

MINIMUM INVESTMENTS:

  Except as provided in the Prospectus, the minimum initial investment is $500 per Fund; subsequent investments must be in the minimum amount of $50 per Fund. Investments may be made in excess of these minimums.

REDEMPTIONS:

  Shares can be redeemed in any amount and at any time in accordance with pro-cedures described in the Prospectus. In the case of shares recently purchased by check, redemption proceeds will not be made available until the transfer agent is reasonably assured that the check has been collected in accordance with applicable banking regulations.

  Certain legal documents will be required from corporations or other organi-zations, executors and trustees, or if redemption is requested by anyone other than the shareholder of record. Written redemption requests in excess of $50,000 per account must be accompanied by signature guarantees.

SIGNATURES: Please be sure to sign the Application(s).

  If the shares are registered in the name of:
    - an individual, the individual should sign.
    - joint tenants, both tenants should sign.
    - a custodian for a minor, the custodian should sign.
    - a corporation or other organization, an authorized officer should sign (please indicate corporate office or title).*
    - a trustee or other fiduciary, the fiduciary or fiduciaries should sign (please indicate capacity).*

  * A corporate resolution or appropriate certificate may be required.

QUESTIONS:

  If you have any questions regarding the Application or redemption require-ments, please contact the sub-transfer agent at (800) 446-1012 between 9:00 a.m. and 5:00 p.m. (Eastern Time).

     PROSPECTUS                                          AUGUST 1, 1998

                               LOGO EXCELSIOR
                                    FUNDS INC.

                               INTERNATIONAL FUND

                               LATIN AMERICA FUND

                               PACIFIC/ASIA FUND

                               PAN EUROPEAN FUND

                           EMERGING MARKETS FUND


                               TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
     PROSPECTUS SUMMARY....................................................   2
     EXPENSE SUMMARY.......................................................   3
     FINANCIAL HIGHLIGHTS..................................................   4
     INVESTMENT OBJECTIVES AND POLICIES....................................   9
     PORTFOLIO INSTRUMENTS AND OTHER INVESTMENT INFORMATION................  16
     INVESTMENT LIMITATIONS................................................  21
     PRICING OF SHARES.....................................................  22
     HOW TO PURCHASE AND REDEEM SHARES.....................................  23
     INVESTOR PROGRAMS.....................................................  27
     DIVIDENDS AND DISTRIBUTIONS...........................................  30
     TAXES.................................................................  31
     MANAGEMENT OF THE FUNDS...............................................  32
     DESCRIPTION OF CAPITAL STOCK..........................................  35
     CUSTODIAN AND TRANSFER AGENT..........................................  35
     EXPENSES..............................................................  35
     PERFORMANCE INFORMATION...............................................  36
     MISCELLANEOUS.........................................................  36
     INSTRUCTIONS FOR NEW ACCOUNT APPLICATION..............................  37

 NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESEN-TATIONS NOT CONTAINED IN THIS PROSPECTUS, OR IN THE FUNDS' STATEMENT OF ADDI-TIONAL INFORMATION INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OF-FERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REP-RESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY EXCELSIOR FUND OR ITS DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY EX-CELSIOR FUND OR BY ITS DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

USTINLP898

                             EXCELSIOR FUNDS, INC.

                               International Fund
                               Latin America Fund
                               Pacific/Asia Fund
                               Pan European Fund
                              Emerging Markets Fund



                      STATEMENT OF ADDITIONAL INFORMATION



                                 August 1, 1998



This Statement of Additional Information is not a prospectus but should be read in conjunction with the current prospectus for the International, Latin America (prior to August 1, 1997, "Emerging Americas"), Pacific/Asia, Pan European and Emerging Markets Funds (each a "Fund" and collectively the "Funds") of Excelsior Funds, Inc. ("Excelsior Fund") dated August 1, 1998 (the "Prospectus"). Much of the information contained in this Statement of Additional Information expands upon the subjects discussed in the Prospectus. No investment in shares of the Funds described herein (collectively, the "Shares") should be made without reading the Prospectus. A copy of the Prospectus may be obtained by writing Excelsior Fund c/o Chase Global Funds Services Company, 73 Tremont Street, Boston, MA 02108-3913 or by calling (800) 446-1012.

                               TABLE OF CONTENTS
                               -----------------

Page
====

INVESTMENT OBJECTIVES AND POLICIES......................   1

     Other Investment Considerations....................   1
     Additional Information on Portfolio Instruments....   2
     Additional Investment Limitations..................   9

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION..........  11

INVESTOR PROGRAMS.......................................  12

     Systematic Withdrawal Plan.........................  12
     Exchange Privilege.................................  13
     Other Investor Programs............................  13

DESCRIPTION OF CAPITAL STOCK............................  14

MANAGEMENT OF THE FUNDS.................................  15

     Directors and Officers.............................  15
     Investment Advisory and Administration Agreements..  21
     Shareholder Organizations..........................  24
     Expenses...........................................  25
     Custodian and Transfer Agent.......................  25

PORTFOLIO TRANSACTIONS..................................  26

INDEPENDENT AUDITORS....................................  28

COUNSEL.................................................  28

ADDITIONAL INFORMATION CONCERNING TAXES.................  28

     Generally..........................................  28

PERFORMANCE INFORMATION.................................  29

MISCELLANEOUS...........................................  32

FINANCIAL STATEMENTS....................................  32
APPENDIX A..............................................  A-1

                      INVESTMENT OBJECTIVES AND POLICIES
                      ----------------------------------


          The following information supplements the description of the Funds' investment objectives and policies as set forth in the Prospectus.

Other Investment Considerations
-------------------------------

          In determining the preferred allocation of investments of the Funds among various geographic regions and countries, United States Trust Company of New York ("U.S. Trust New York") and U.S. Trust Company of Connecticut ("U.S. Trust Connecticut" and, collectively with U.S. Trust New York, the "Investment Adviser" or "U.S. Trust") will consider, among other things, regional and country-by-country prospects for economic growth, anticipated levels of inflation, prevailing interest rates, the historical patterns of government regulation of the economy and the outlook for currency relationships.

          The transaction costs to the Funds of engaging in forward currency transactions described in the Prospectus vary with factors such as the currency involved, the length of the contract period and prevailing currency market conditions. Because currency transactions are usually conducted on a principal basis, no fees or commissions are involved. The use of forward currency contracts does not eliminate fluctuations in the underlying prices of the securities being hedged, but it does establish a rate of exchange that can be achieved in the future. Thus, although forward currency contracts used for transaction or position hedging purposes may limit the risk of loss due to an increase in the value of the hedged currency, at the same time they limit potential gain that might result were the contracts not entered into. Further, the Investment Adviser may be incorrect in its expectations as to currency fluctuations, and a Fund may incur losses in connection with its currency transactions that it would not otherwise incur. If a price movement in a particular currency is generally anticipated, a Fund may not be able to contract to sell or purchase that currency at an advantageous price.

          At or before the maturity of a forward sale contract, a Fund may sell a portfolio security and make delivery of the currency, or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Fund will obtain, on the same maturity date, the same amount of the currency which it is obligated to deliver. If the Fund retains the portfolio security and engages in an offsetting transaction, the Fund, at the time of execution of the offsetting transaction, will incur a gain or a loss to the extent that movement has occurred in forward contract prices. Should forward prices decline during the period between a Fund's entering into a forward contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the Fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Fund will suffer a loss to the extent the price of the currency it has agreed to sell is less than the price of the currency it has agreed to purchase in the offsetting contract. The foregoing principles generally apply also to forward purchase contracts.

          Each Fund may purchase gold bars primarily of standard weight (approximately 400 troy ounces) at the best available prices in the New York bullion market. However, the Investment Adviser will have discretion to purchase or sell gold bullion in other markets, including foreign markets, if better prices can be obtained. Gold bullion is valued by the Funds at the mean between the closing bid and asked prices in the New York bullion market as of the close of the New York Stock Exchange each business day. When there is no readily available market quotation for gold bullion, the bullion will be valued by such method as determined by Excelsior Fund's Board of Directors to best reflect its fair value. For purpose of determining net asset value, gold held by a Fund, if any, will be valued in U.S. dollars.

Additional Information on Portfolio Instruments
-----------------------------------------------

          Repurchase Agreements
          ---------------------

          The repurchase price under the repurchase agreements described in the Prospectus generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement). Securities subject to repurchase agreements are held by the Funds' custodian (or sub-custodian) or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by a Fund under the Investment Company Act of 1940, as amended (the "1940 Act").

          Securities Lending
          ------------------

          When a Fund lends its portfolio securities, it continues to receive interest or dividends on the securities lent and may simultaneously earn interest on the investment of the cash loan collateral, which will be invested in readily marketable, high-quality, short-term obligations. Although voting rights, or rights to consent, attendant to securities lent pass to the borrower, such loans may be called at any time and will be called so that the securities may be voted by a Fund if a material event affecting the investment is to occur.

          Government Obligations
          ----------------------

          Examples of the types of U.S. Government obligations that may be held by the Funds include, in addition to U.S. Treasury Bills, the obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association, Federal National Mortgage Association, General Services Administration, Central Bank for Cooperatives, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks and Maritime Administration.

          Options
          -------

          As stated in the Prospectuses, the Latin America, Pacific/Asia and Pan European Funds may enter into options transactions for hedging purposes, and the Emerging

Markets Fund may enter into options transactions for hedging purposes or to increase total return. Such purchases would be in an amount not exceeding 5% of each Fund's net assets. Purchase of options is a highly specialized activity which entails greater than ordinary investment risks. Regardless of how much the market price of the underlying security or the value of a foreign currency increases or decreases, the option buyer's risk is limited to the amount of the original investment for the purchase of the option. However, options may be more volatile than the underlying securities or currency, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying securities or currency. A listed call option gives the purchaser of the option the right to buy from a clearing corporation, and the writer has the obligation to sell to the clearing corporation, the underlying security or currency at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security or currency. The premium paid to the writer is in consideration for undertaking the obligations under the option contract. A listed put option gives the purchaser the right to sell to a clearing corporation the underlying security or currency at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security or currency. Put and call options purchased by the Funds will be valued at the last sale price or, in the absence of such a price, at the mean between bid and asked prices.

          Also as stated in the Prospectuses, each Fund may engage in writing covered call options and enter into closing purchase transactions with respect to such options. When any of the Funds writes a covered call option, it may terminate its obligation to sell the underlying security prior to the expiration date of the option by executing a closing purchase transaction, which is effected by purchasing on an exchange an option of the same series (i.e., same underlying security, exercise price and expiration date) as the option previously written. Such a purchase does not result in the ownership of an option. A closing purchase transaction will ordinarily be effected to realize a profit on an outstanding call option, to prevent an underlying security from being called, to permit the sale of the underlying security or to permit the writing of a new call option containing different terms on such underlying security. The cost of such a liquidation purchase plus transaction costs may be greater than the premium received upon the original option, in which event the writer will have incurred a loss on the transaction. An option position may be closed out only on an exchange which provides a secondary market for an option of the same series. There is no assurance that a liquid secondary market on an exchange will exist for any particular option. A covered option writer, unable to effect a closing purchase transaction, will not be able to sell the underlying security until the option expires or the underlying security is delivered upon exercise, with the result that the writer in such circumstances will be subject to the risk of market decline in the underlying security during such period. The Funds will write an option on a particular security only if the Investment Adviser believes that a liquid secondary market will exist on an exchange for options of the same series, which will permit the Funds to make a closing purchase transaction in order to close out its position.

          When a Fund writes an option, an amount equal to the net premium (the premium less the commission) received by that Fund is included in the liability section of that Fund's statement of assets and liabilities as a deferred credit. The amount of the deferred credit will be subsequently marked to market to reflect the current value of the option written. The current value of the traded option is the last sale price or, in the absence of a sale, the average of the closing bid and asked prices. If an option expires on the stipulated expiration date, or if the Fund involved enters into a closing purchase transaction, the Fund will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold), and the deferred credit related to such option will be eliminated. If an option is exercised, the Fund involved may deliver the underlying security from its portfolio or purchase the underlying security in the open market. In either event, the proceeds of the sale will be increased by the net premium originally received, and the Fund involved will realize a gain or loss. Premiums from expired call options written by the Funds and net gains from closing purchase transactions are treated as short-term capital gains for Federal income tax purposes, and losses on closing purchase transactions are short-term capital losses.

          Futures Contracts and Related Options
          -------------------------------------

          Each Fund may invest in futures contracts and related options. Each Fund may enter into interest rate futures contracts and other types of financial futures contracts, including foreign currency futures contracts, as well as any index or foreign market futures which are available on recognized exchanges or in other established financial markets. A futures contract on foreign currency creates a binding obligation on one party to deliver, and a corresponding obligation on another party to accept delivery of, a stated quantity of a foreign currency for an amount fixed in U.S. dollars. Foreign currency futures, which operate in a manner similar to interest rate futures contracts, may be used by the Funds to hedge against exposure to fluctuations in exchange rates between the U.S. dollar and other currencies arising from multinational transactions.

          Futures contracts will not be entered into for speculative purposes, but to hedge risks associated with a Fund's securities investments. Positions in futures contracts may be closed out only on an exchange which provides a secondary market for such futures. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position. In the event of adverse price movements, a Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if a Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, the Fund may be required to make delivery of the instruments underlying futures contracts it holds. The inability to close options and futures positions also could have an adverse impact on a Fund's ability to effectively hedge.

          Successful use of futures by the Funds is also subject to the ability of the Investment Adviser to correctly predict movements in the direction of the market. For example, if a Fund has hedged against the possibility of a decline in the market adversely affecting securities held by it and securities prices increase instead, the Fund will lose part or all of the benefit to the increased value of its securities which it has hedged because it will have approximately equal offsetting losses in its futures positions. In addition, in some situations, if a Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. A Fund may have to sell securities at a time when it may be disadvantageous to do so.

          The risk of loss in trading futures contracts in some strategies can be substantial, due both to the low margin deposits required, and the extremely high degree of leverage involved in futures pricing. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss (as well as gain) to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, before any deduction for the transaction costs, if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the contract.

          Utilization of futures transactions by a Fund involves the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in a futures contract or related option.

          Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

          The trading of futures contracts is also subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other disruptions of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

          Options on Futures Contracts
          ----------------------------

          Each Fund may purchase options on the futures contracts described above. A futures option gives the holder, in return for the premium paid, the right to buy (call) from or sell (put) to the writer of the option a futures contract at a specified price at any time during the period of the option. Upon exercise, the writer of the option is obligated to pay the difference between the cash value of the futures contract and the exercise price. Like the buyer or seller of a futures contract, the holder, or writer, of an option has the right to terminate its position prior to the scheduled expiration of the option by selling, or purchasing, an option of the same series, at which time the person entering into the closing transaction will realize a gain or loss.

          Investments in futures options involve some of the same considerations that are involved in connection with investments in futures contracts (for example, the existence of a liquid secondary market). In addition, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased. Depending on the pricing of the option compared to either the futures contract upon which it is based, or upon the price of the instruments being hedged, an option may or may not be less risky than ownership of the futures contract or such instruments. In general, the market prices of options can be expected to be more volatile than the market prices on the underlying futures contract. Compared to the purchase or sale of futures contracts, however, the purchase of call or put options on futures contracts may frequently involve less potential risk to the Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). Although permitted by their fundamental investment policies, the Funds do not currently intend to write futures options, and will not do so in the future absent any necessary regulatory approvals.

          When-Issued and Forward Transactions
          ------------------------------------

          When a Fund agrees to purchase securities on a "when-issued" or "forward commitment" basis, the custodian will set aside cash or liquid portfolio securities equal to the amount of the commitment in a separate account. Normally, the custodian will set aside portfolio securities to satisfy a purchase commitment and, in such case, the Fund may be required subsequently to place additional assets in the separate account in order to ensure that the value of the account remains equal to the amount of the Fund's commitment. It may be expected that a Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. Because a Fund will set aside cash or liquid assets to satisfy its purchase commitments in the manner described, its liquidity and ability to manage its portfolio might be affected in the event its forward commitments or commitments to purchase "when-issued" securities ever exceed 25% of the value of its assets.

          A Fund will purchase securities on a "when-issued" or "forward commitment" basis only with the intention of completing the transaction. If deemed advisable as a matter of investment strategy, however, a Fund may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. In these cases, the Fund may realize a taxable capital gain or loss.

          When a Fund engages in "when-issued" or "forward commitment" transactions, it relies on the other party to consummate the trade. Failure of such other party to do so may result in the Fund incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

          The market value of the securities underlying a "when-issued" purchase or a forward commitment to purchase securities and any subsequent fluctuations in their market value are taken into account when determining the market value of a Fund starting on the day the Fund agrees to purchase the securities. The Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date.

          Brady Bonds
          -----------

          The Latin America and Emerging Markets Funds may invest in Brady Bonds, which are securities created through the exchange of existing commercial bank loans to Latin American public and private entities for new bonds in connection with debt restructuring under a debt restructuring plan announced by former U.S. Secretary of the Treasury Nicholas F. Brady (the "Brady Plan"). Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (primarily the U.S. dollar) and are currently actively traded in the over-the-counter secondary market for Latin American debt instruments.

          Dollar-denominated, collateralized Brady Bonds, which may be fixed rate par bonds or floating rate discount bonds, are collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the bonds. Interest payments on these Brady Bonds generally are collateralized by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of rolling interest payments or, in the case of floating rate bonds, initially is equal to at least one year's rolling interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter.

          All Mexican Brady Bonds issued to date, except New Money Bonds, have principal repayments at final maturity fully collateralized by U.S. Treasury zero coupon bonds (or comparable collateral in other currencies) and interest coupon payments collateralized on an 18-month rolling-forward basis by funds held in escrow by an agent for the bondholders. Approximately half of the Venezuelan Brady Bonds issued to date have principal repayments at final maturity collateralized by U.S. Treasury zero coupon bonds (or comparable collateral in other currencies), while slightly more than half have interest coupon payments collateralized on a 14-month rolling-forward basis by securities held by the Federal Reserve Bank of New York as collateral agent.

          Brady Bonds are often viewed as having three or four valuation components: the collateralized repayment of principal at final maturity; the collateralized interest payments; the uncollateralized interest payments; and any uncollateralized repayment of principal at maturity (these uncollateralized amounts constituting the "residual risk").

ADRs, EDRs and GDRs
-------------------

          Each Fund may invest indirectly in the securities of foreign issuers through sponsored and unsponsored American Depository Receipts ("ADRs"), European Depository Receipts ("EDRs"), Global Depository Receipts ("GDRs") and other similar instruments. ADRs typically are issued by an American bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. EDRs, which are sometimes referred to as Continental Depository Receipts, are receipts issued in Europe, typically by foreign banks and trust companies, that evidence ownership of either foreign or domestic underlying securities. GDRs are depository receipts structured like global debt issues to facilitate trading on an international basis. Unsponsored ADR, EDR and GDR programs are organized independently and without the cooperation of the issuer of the underlying securities. As a result, available information concerning the issuer may not be as current as for sponsored ADRs, EDRs and GDRs, and the prices of unsponsored ADRs, EDRs and GDRs may be more volatile than if such instruments were sponsored by the issuer.

          Each Fund may also invest indirectly in foreign securities through share entitlement certificates. Share entitlement certificates are transferable securities similar to depository receipts which are structured like global debt issues to facilitate trading on an international basis. The holder of a share entitlement certificate holds a fully collateralized obligation of the issuer the value of which is linked directly to that of the underlying foreign security.


World Equity Benchmark SharesSM
-------------------------------

          Each Fund may invest up to 5% of its total assets in World Equity Benchmark SharesSM issued by The Foreign Fund, Inc. ("WEBS"), closed-end funds and similar securities of other issuers. WEBS are shares of an investment company that invests substantially all of its assets in securities included in the Morgan Stanley Capital International ("MSCI") indices for specific countries. Because the expense associated with an investment in WEBS may be substantially lower than the expense of small investments directly in the securities comprising the indices they seek to track, U.S. Trust believes that investments in WEBS may provide a cost-effective means of diversifying a Fund's assets across a broad range of equity securities.

          The market prices of WEBS are expected to fluctuate in accordance with both changes in the net asset values of their underlying indices and the supply and demand of WEBS on the exchanges on which they are traded. To date, WEBS have traded at relatively modest discounts and premiums to their net assets values. However, WEBS have a limited operating history, and information is lacking regarding the actual performance and trading liquidity of WEBS for extended periods or over complete market cycles. In addition, there is no assurance that the requirements of the exchanges necessary to maintain the listing of WEBS will continue to be met or will remain unchanged. In the event substantial market or other disruptions affecting WEBS should occur in the future, the liquidity and value of a Fund's Shares could be adversely affected.


Miscellaneous
-------------

          The International, Latin America, Pacific/Asia and Pan European Funds may not invest in oil, gas or mineral leases.

Additional Investment Limitations
---------------------------------

          In addition to the investment limitations disclosed in the Prospectus, the Funds are subject to the investment limitations enumerated below. Fundamental investment limitations may be changed with respect to a Fund only by a vote of a majority of the holders of such Fund's outstanding Shares (as defined under "Miscellaneous" in the Prospectus). However, investment limitations which are "operating policies" with respect to a Fund may be changed by Excelsior Fund's Board of Directors without shareholder approval.

          The following investment limitations are fundamental with respect to each Fund. A Fund may not:

          1. Act as an underwriter of securities within the meaning of the Securities Act of 1933, except insofar as it might be deemed to be an underwriter upon disposition of certain portfolio securities acquired within the limitation on purchases of restricted securities;

          2. Purchase or sell real estate, except that the Fund may purchase securities of issuers which deal in real estate and may purchase securities which are secured by interests in real estate; and

          3. Issue any senior securities, except insofar as any borrowing in accordance with the Funds' investment limitation contained in the Prospectus might be considered to be the issuance of a senior security.

          The following investment limitations are fundamental with respect to the International Fund, but are operating policies with respect to the Latin America, Pacific/Asia, Pan European and Emerging Markets Funds. Each Fund may not:

          4. Purchase securities on margin, make short sales of securities, or maintain a short position;

          5. Invest in companies for the purpose of exercising management or control; and

          6. Acquire any other investment company or investment company security, except in connection with a merger, consolidation, reorganization, or acquisition of assets or where otherwise permitted by the 1940 Act.

          The following investment limitations are fundamental with respect to the International Fund. The International Fund may not:

          7. Invest in or sell put options, call options, straddles, spreads, or any combination thereof; provided, however, that the Fund may write covered call options with respect to its portfolio securities that are traded on a national securities exchange or on foreign exchanges and may enter into closing purchase transactions with respect to such options if, at the time of the writing of such option, the aggregate value of the securities subject to the options written by the Fund does not exceed 25% of the value of its total assets; and provided that the Fund may enter into forward currency contracts in accordance with its investment objective and policies;

          8. Invest more than 5% of its total assets in securities issued by companies which, together with any predecessor, have been in continuous operation for fewer than three years; and

          9. Purchase or sell commodities futures contracts or invest in oil, gas, or other mineral exploration or development programs; provided, however, that (i) this shall not prohibit the Fund from purchasing publicly traded securities of companies engaging in whole or in part in such activities; and
(ii) the Fund may enter into forward currency contracts, futures contracts and related options and may invest up to 5% of its total assets in gold bullion.

          The following investment limitation is fundamental with respect to the Latin America, Pacific/Asia, Pan European and Emerging Markets Funds. Each of such Funds may not:

          10. Purchase or sell commodities or commodities futures contracts or invest in oil, gas, or other mineral exploration or development programs; provided, however, that (i) this shall not prohibit a Fund from purchasing publicly traded securities of companies engaging in whole or in part in such activities; and (ii) a Fund may enter into forward currency contracts, futures contracts and related options and may invest up to 5% of its total assets in gold bullion.

                                 *              *             *


          For the purpose of Investment Limitation No. 2, the prohibition of purchases of real estate includes acquisition of limited partnership interests in partnerships formed with a view toward investing in real estate, but does not prohibit purchases of shares in real estate investment trusts.

          In addition to the above investment limitations, each Fund currently intends to limit its investments in warrants so that, valued at the lower of cost or market value, they do not exceed 5% of the Fund's net assets. For the purpose of this limitation, warrants acquired by a Fund in units or attached to securities will be deemed to be without value. Each Fund also intends to refrain from entering into arbitrage transactions.

          The International Fund may not purchase or sell commodities except as provided in Investment Limitation No. 9 above.

          If a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in value of a Fund's portfolio securities will not constitute a violation of such limitation.

                ADDITIONAL PURCHASE AND REDEMPTION INFORMATION
                ----------------------------------------------

          Shares are continuously offered for sale by Edgewood Services, Inc. (the "Distributor"), a wholly-owned subsidiary of Federated Investors, Inc., and the Distributor has agreed to use appropriate efforts to solicit all purchase orders. As described in the Prospectus, Shares may be sold to customers ("Customers") of financial institutions ("Shareholder Organizations"). Shares are also offered for sale directly to institutional investors and to members of the general public. Different types of Customer accounts at the Shareholder Organizations may be used to purchase Shares, including eligible agency and trust accounts. In addition, Shareholder Organizations may automatically "sweep" a Customer's account not less frequently than weekly and invest amounts in excess of a minimum balance agreed to by the Shareholder Organization and its Customer in Shares selected by the Customer. Investors purchasing Shares may include officers, directors, or employees of the particular Shareholder Organization.

         Excelsior Fund has authorized certain brokers to accept on its behalf purchase, exchange and redemption orders. Such brokers are authorized to designate other intermediaries to accept purchase, exchange and redemption orders on behalf of Excelsior Fund. Excelsior Fund will be deemed to have received a purchase, exchange or redemption order when such an authorized broker or designated intermediary accepts the order.

          Shares of the Funds are offered for sale at their net asset value per Share next computed after a purchase order is received in good order by Excelsior Fund's sub-transfer agent or after a purchase order is accepted by an authorized broker or designated intermediary. Similarly, an order for the exchange or redemption of Shares will receive the net asset value per Share next computed after the order is received in good order by Excelsior Fund's sub-transfer agent or after the order is accepted by an authorized broker or designated intermediary.

          Prior to February 14, 1997, Shares of the Funds were offered for sale with a maximum sales charge of 4.50%. No sales charges were imposed in connection with sales of Shares of the International Fund during the fiscal years ended March 31, 1997 and 1996.

          Total sales charges paid by shareholders of the Latin America, Pacific/Asia and Pan European Funds for the fiscal years ended March 31, 1997 and 1996 were $528 and $698; $3,715 and $333; and $550 and $99, respectively.
Of these respective amounts, UST Distributors, Inc., the Funds' former distributor, retained $203 with respect to the Latin America Fund; $9 with respect to the Pacific/Asia Fund; and $1 with respect to the Pan European Fund for the period April 1, 1995 through July 31, 1995. The Distributor retained none of the foregoing sales charges with respect to the Latin America, Pacific/Asia and Pan

European Funds for the period August 1, 1995 through March 31, 1996, and the fiscal year ended March 31, 1997. The balance was paid to selling dealers.

          Excelsior Fund may suspend the right of redemption or postpone the date of payment for Shares for more than 7 days during any period when (a) trading on the New York Stock Exchange (the "Exchange") is restricted by applicable rules and regulations of the Securities and Exchange Commission (the "SEC"); (b) the Exchange is closed for other than customary weekend and holiday closings; (c) the SEC has by order permitted such suspension; or (d) an emergency exists as determined by the SEC.

          In the event that Shares are redeemed in cash at their net asset value, a shareholder may receive in payment for such Shares an amount that is more or less than his original investment due to changes in the market prices of that Fund's portfolio securities.

          Excelsior Fund reserves the right to honor any request for redemption or repurchase of a Fund's Shares by making payment in whole or in part in securities chosen by Excelsior Fund and valued in the same way as they would be valued for purposes of computing a Fund's net asset value. If payment is made in securities, a shareholder may incur transaction costs in converting these securities into cash. Such redemptions in kind will be governed by Rule 18f-1 under the 1940 Act so that a Fund is obligated to redeem its Shares solely in cash up to the lesser of $250,000 or 1% of its net asset value during any 90-day period for any one shareholder of a Fund.

          Under certain circumstances, Excelsior Fund may, at its discretion, accept securities as payment for Shares. Securities acquired in this manner will be limited to securities issued in transactions involving a bona fide
                                                                 ---------
reorganization or statutory merger, or other transactions involving securities that meet the investment objective and policies of any Fund acquiring such securities.


                                 INVESTOR PROGRAMS
                                 -----------------

Systematic Withdrawal Plan
--------------------------

          An investor who owns Shares with a value of $10,000 or more may begin a Systematic Withdrawal Plan. The withdrawal can be on a monthly, quarterly, semiannual or annual basis. There are four options for such systematic withdrawals. The investor may request:

          (1)  A fixed-dollar withdrawal;

          (2)  A fixed-share withdrawal;

          (3) A fixed-percentage withdrawal (based on the current value of the account); or

          (4)  A declining-balance withdrawal.

          Prior to participating in a Systematic Withdrawal Plan, the investor must deposit any outstanding certificates for Shares with Chase Global Funds Services Company, the Funds' sub-transfer agent. Under this Plan, dividends and distributions are automatically reinvested in additional Shares of a Fund. Amounts paid to investors under this Plan should not be considered as income. Withdrawal payments represent proceeds from the sale of Shares, and there will be a reduction of the shareholder's equity in the Fund involved if the amount of the withdrawal payments exceeds the dividends and distributions paid on the Shares and the appreciation of the investor's investment in the Fund. This in turn may result in a complete depletion of the shareholder's investment. An investor may not participate in a program of systematic investing in a Fund while at the same time participating in the Systematic Withdrawal Plan with respect to an account in the same Fund. Customers of Shareholder Organizations may obtain information on the availability of, and the procedures and fees relating to, the Systematic Withdrawal Plan directly from their Shareholder Organizations.

Exchange Privilege
------------------

          Investors and Customers of Shareholder Organizations may exchange Shares having a value of at least $500 for shares of any other portfolio of Excelsior Fund or Excelsior Tax-Exempt Funds, Inc. ("Excelsior Tax-Exempt Fund" and, collectively with Excelsior Fund, the "Companies") or for Trust Shares of Excelsior Institutional Trust. Shares may be exchanged by wire, telephone or mail and must be made to accounts of identical registration. There is no exchange fee imposed by the Companies or Excelsior Institutional Trust. In order to prevent abuse of this privilege to the disadvantage of other shareholders, the Companies and Excelsior Institutional Trust reserve the right to limit the number of exchange requests of investors to no more than six per year. The Companies and Excelsior Institutional Trust may modify or terminate the exchange program at any time upon 60 days' written notice to shareholders, and may reject any exchange request. Customers of Shareholder Organizations may obtain information on the availability of, and the procedures and fees relating to, such program directly from their Shareholder Organizations.


          For Federal income tax purposes, exchanges are treated as sales on which the shareholder will realize a gain or loss, depending upon whether the value of the Shares to be given up in exchange is more or less than the basis in such Shares at the time of the exchange. Generally, a shareholder may include sales loads incurred upon the purchase of Shares in his or her tax basis for such Shares for the purpose of determining gain or loss on a redemption, transfer or exchange of such Shares. However, if the shareholder effects an exchange of Shares for shares of another portfolio of the Companies within 90 days of the purchase and is able to reduce the sales load otherwise applicable to the new shares (by virtue of the Companies' exchange privilege), the amount equal to such reduction may not be included in the tax basis of the shareholder's exchanged Shares but may be included (subject to the limitation) in the tax basis of the new shares.

Other Investor Programs
-----------------------

          As described in the Prospectus, Shares of the Funds may be purchased in connection with the Automatic Investment Program and certain Retirement Programs. Customers of Shareholder Organizations may obtain information on the availability of, and the procedures and fees relating to, such programs directly from their Shareholder Organizations.


                         DESCRIPTION OF CAPITAL STOCK
                         ----------------------------

          Excelsior Fund's Charter authorizes its Board of Directors to issue up to thirty-five billion full and fractional shares of capital stock, and to classify or reclassify any unissued shares of Excelsior Fund into one or more classes or series by setting or changing in any one or more respects their respective preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications, and terms and conditions of redemption. The Prospectus describes the classes of shares into which Excelsior Fund's authorized capital is currently classified. Prior to December 28, 1995, Excelsior Fund was known as "UST Master Funds, Inc."

          Shares have no preemptive rights and only such conversion or exchange rights as the Board of Directors may grant in its discretion. When issued for payment as described in the Prospectus, Shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of a Fund, its shareholders are entitled to receive the assets available for distribution belonging to that Fund and a proportionate distribution, based upon the relative asset values of Excelsior Fund's portfolios, of any general assets of Excelsior Fund not belonging to any particular portfolio of Excelsior Fund which are available for distribution. In the event of a liquidation or dissolution of Excelsior Fund, its shareholders will be entitled to the same distribution process.

          Shareholders of Excelsior Fund are entitled to one vote for each full share held, and fractional votes for fractional shares held, and will vote in the aggregate and not by class, except as otherwise required by the 1940 Act or other applicable law or when the matter to be voted upon affects only the interests of the shareholders of a particular class. Voting rights are not cumulative and, accordingly, the holders of more than 50% of the aggregate of Excelsior Fund's shares may elect all of Excelsior Fund's directors, regardless of the votes of other shareholders.

          Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as Excelsior Fund shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each portfolio affected by the matter. A portfolio is affected by a matter unless it is clear that the interests of each portfolio in the matter are substantially identical or that the matter does not affect any interest of the portfolio. Under the Rule, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a portfolio only if approved by a majority of the outstanding shares of such portfolio. However, the Rule also provides that the ratification of the appointment of independent public accountants and the election of directors may be effectively acted upon by shareholders of Excelsior Fund voting without regard to class.


          Excelsior Fund's Charter authorizes its Board of Directors, without shareholder approval (unless otherwise required by applicable law), to: (a) sell and convey the assets of a Fund to another management investment company for consideration which may include securities issued by the purchaser and, in connection therewith, to cause all outstanding Shares of the Fund to be redeemed at a price which is equal to their net asset value and which may be paid in cash or by distribution of the securities or other consideration received from the sale and conveyance; (b) sell and convert a Fund's assets into money and, in connection therewith, to cause all outstanding Shares of the Fund to be redeemed at their net asset value; or (c) combine the assets belonging to a Fund with the assets belonging to another portfolio of Excelsior Fund, if the Board of Directors reasonably determines that such combination will not have a material adverse effect on shareholders of any portfolio participating in such combination, and, in connection therewith, to cause all outstanding Shares of the Fund to be redeemed at their net asset value or converted into shares of another class of Excelsior Fund's capital stock at net asset value. The exercise of such authority by the Board of Directors will be subject to the provisions of the 1940 Act, and the Board of Directors will not take any action described in this paragraph unless the proposed action has been disclosed in writing to the particular Fund's shareholders at least 30 days prior thereto.

          Notwithstanding any provision of Maryland law requiring a greater vote of Excelsior Fund's Common Stock (or of the Shares of a Fund voting separately as a class) in connection with any corporate action, unless otherwise provided by law (for example, by Rule 18f-2, discussed above) or by Excelsior Fund's Charter, Excelsior Fund may take or authorize such action upon the favorable vote of the holders of more than 50% of the outstanding Common Stock of Excelsior Fund voting without regard to class.


                                 MANAGEMENT OF THE FUNDS
                                 -----------------------

Directors and Officers
----------------------

          The directors and executive officers of Excelsior Fund, their addresses, ages, principal occupations during the past five years, and other affiliations are as follows:

                                                                         Principal Occupation During Past 5 years
Name and Address                         Position with Excelsior Fund            and Other Affiliations
--------------------                     ----------------------------  -----------------------------------------
Frederick S. Wonham                      Chairman of the Board,        Retired; Director of Excelsior Fund and
238 June Road                            President and Treasurer       Excelsior Tax-Exempt Fund (since 1995);
Stamford, CT  06903                                                    Trustee of Excelsior Funds and Excelsior
Age: 67                                                                Institutional Trust (since 1995); Vice
                                                                       Chairman of U.S. Trust Corporation and
                                                                       U.S. Trust New York (from February 1990 to
                                                                       September 1995); and Chairman, U.S. Trust
                                                                       Connecticut (from March 1993 to May 1997).


Donald L. Campbell                       Director                      Retired; Director of Excelsior Fund and
333 East 69th Street                                                   Excelsior Tax-Exempt Fund (since 1984);
Apt. 10-H                                                              Director of UST Master Variable Series,
New York, NY 10021                                                     Inc. (from 1994 to June 1997); Trustee of
Age: 72                                                                Excelsior Institutional Trust (since
                                                                       1995); and Director, Royal Life Insurance
                                                                       Co. of New York (since 1991).

----------------------------------------------
    This director is considered to be an "interested person" of Excelsior Fund as defined in the 1940 Act.

                                                                         Principal Occupation During Past 5 years
Name and Address                         Position with Excelsior Fund            and Other Affiliations
--------------------                     ----------------------------  -----------------------------------------
Rodman L. Drake                          Director                      Director, Excelsior Fund and Excelsior
Continuation Investments Group, Inc.                                   Tax-Exempt Fund (since 1996); Trustee,
1251 Avenue of the Americas, 9th Floor                                 Excelsior Institutional Trust and
New York, NY  10020                                                    Excelsior Funds (since 1994); Director,
Age:  55                                                               Parsons Brinkeroff Energy Services Inc.
                                                                       (since 1996); Director, Parsons
                                                                       Brinkerhoff, Inc. (engineering firm)
                                                                       (since 1995); President, Continuation
                                                                       Investments Group, Inc. (since 1997);
                                                                       President, Mandrake Group (investment and
                                                                       consulting firm) (1994 - 1997); Director,
                                                                       Hyperion Total Return Fund, Inc. and four
                                                                       other funds for which Hyperion Capital
                                                                       Management, Inc. serves as investment
                                                                       adviser (since 1991); Co-Chairman, KMR
                                                                       Power Corporation (power plants) (from
                                                                       1993 to 1996); Director, The Latin America
                                                                       Smaller Companies Fund, Inc. (since 1993);
                                                                       Member of Advisory Board, Argentina
                                                                       Private Equity Fund L.P. (from 1992 to
                                                                       1996) and Garantia L.P. (Brazil) (from
                                                                       1993 to 1996); and Director, Mueller
                                                                       Industries, Inc. (from 1992 to 1994).




Joseph H. Dugan                          Director                      Retired; Director of Excelsior Fund and
913 Franklin Lake Road                                                 Excelsior Tax-Exempt Fund (since 1984);
Franklin Lakes, NJ  07417                                              Director of UST Master Variable Series,
Age:  73                                                               Inc. (from 1994 to June 1997); and Trustee
                                                                       of Excelsior Institutional Trust (since
                                                                       1995).



Wolfe J. Frankl                          Director                      Retired; Director of
2320 Cumberland Road                                                   Excelsior Fund and Excelsior
Charlottesville, VA  22901                                             Tax-Exempt Fund (since 1986);
Age: 77                                                                Director of UST Master
                                                                       Variable Series, Inc. (from 1994 to June
                                                                       1997); Trustee of Excelsior Institutional
                                                                       Trust (since 1995); Director, Deutsche
                                                                       Bank Financial, Inc. (since 1989);
                                                                       Director, The Harbus Corporation (since
                                                                       1951); and Trustee, HSBC Funds Trust and
                                                                       HSBC Mutual Funds Trust (since 1988).

                                                                         Principal Occupation During Past 5 years
Name and Address                         Position with Excelsior Fund            and Other Affiliations
--------------------                     ----------------------------  -----------------------------------------
W. Wallace McDowell, Jr.                 Director                      Director of Excelsior Fund and Excelsior
c/o Prospect Capital Corp.                                             Tax-Exempt Fund (since 1996); Trustee of
43 Arch Street                                                         Excelsior Institutional Trust and
Greenwich, CT  06830                                                   Excelsior Funds (since 1994); Private
Age: 61                                                                Investor (since 1994); Managing Director,
                                                                       Morgan Lewis Githens & Ahn (from 1991 to
                                                                       1994); and Director, U.S. Homecare
                                                                       Corporation (since 1992), Grossmans, Inc.
                                                                       (from 1993 to 1996), Children's Discovery
                                                                       Centers (since 1984), ITI Technologies,
                                                                       Inc. (since 1992) and Jack Morton
                                                                       Productions (since 1987).




Jonathan Piel                            Director                      Director of Excelsior Fund and Excelsior
558 E. 87th Street                                                     Tax-Exempt Fund (since 1996); Trustee of
New York, NY  10128                                                    Excelsior Institutional Trust and
Age:  59                                                               Excelsior Funds (since 1994); Vice
                                                                       President and Editor, Scientific American,
                                                                       Inc. (from 1986 to 1994); Director, Group
                                                                       for The South Fork, Bridgehampton, New
                                                                       York (since 1993); and Member, Advisory
                                                                       Committee, Knight Journalism Fellowships,
                                                                       Massachusetts Institute of Technology
                                                                       (since 1984).


                                                                         Principal Occupation During Past 5 years
Name and Address                         Position with Excelsior Fund            and Other Affiliations
--------------------                     ----------------------------  -----------------------------------------
Robert A. Robinson                       Director                      Director of Excelsior Fund and Excelsior
Church Pension Fund                                                    Tax-Exempt Fund (since 1987); Director of
800 Second Avenue                                                      UST Master Variable Series, Inc. (from
New York, NY  10017                                                    1994 to June 1997); Trustee of Excelsior
Age: 72                                                                Institutional Trust (since 1995);
                                                                       President Emeritus, The Church Pension
                                                                       Fund and its affiliated companies (since
                                                                       1966); Trustee, H.B. and F.H. Bugher
                                                                       Foundation and Director of its wholly
                                                                       owned subsidiaries  Rosiclear Lead and
                                                                       Flourspar Mining Co. and The Pigmy
                                                                       Corporation (since 1984); Director,
                                                                       Morehouse Publishing Co. (1974 - 1974);
                                                                       Trustee, HSBC Funds Trust and HSBC Mutual
                                                                       Funds Trust (since 1982); and Director,
                                                                       Infinity Funds, Inc. (since 1995).




Alfred C. Tannachion                    Director                       Retired; Director of Excelsior Fund and
6549 Pine Meadows Drive                                                Excelsior Tax-Exempt Fund (since 1985);
Spring Hill, FL  34606                                                 Chairman of the Board of Excelsior Fund
Age: 72                                                                and Excelsior Tax-Exempt Fund (1991-1997)
                                                                       and Excelsior Institutional Trust
                                                                       (1996-1997); President and Treasurer of
                                                                       Excelsior Fund and Excelsior Tax-Exempt
                                                                       Fund (1994-1997) and Excelsior
                                                                       Institutional Trust (1996-1997); Chairman
                                                                       of the Board, President and Treasurer of
                                                                       UST Master Variable Series, Inc.
                                                                       (1994-1997); and Trustee of Excelsior
                                                                       Institutional Trust (since 1995).



W. Bruce McConnel, III                   Secretary                     Partner of the law firm of Drinker Biddle
Philadelphia National                                                  & Reath LLP.
 Bank Building
1345 Chestnut Street
Philadelphia, PA 19107
Age: 55

Michael P. Malloy                        Assistant Secretary           Partner of the law firm of Drinker Biddle
Philadelphia National                                                  & Reath LLP.
 Bank Building
1345 Chestnut Street
Philadelphia, PA  19107
Age:  39

-------------------------------------------
2. This director is considered to be an "interested person" of Excelsior Fund as defined in the 1940 Act.

                                                                         Principal Occupation During Past 5 years
Name and Address                         Position with Excelsior Fund            and Other Affiliations
--------------------                     ----------------------------  -----------------------------------------
Edward Wang                              Assistant Secretary           Manager of Blue Sky Compliance, Chase
Chase Global Funds                                                     Global Funds Services Company (November
 Services Company                                                      1996 to present); and Officer and Manager
73 Tremont Street                                                      of Financial Reporting, Investors Bank &
Boston, MA  02108-3913                                                 Trust Company (January 1991 to November
Age: 37                                                                1996).





John M. Corcoran                         Assistant Treasurer           Vice President, Director of Fund
Chase Global Funds                                                     Administration, Chase Global Funds
  Services Company                                                     Services Company (since April 1998); Vice
73 Tremont Street                                                      President, Senior Manager of Fund
Boston, MA  02108-3913                                                 Administration, Chase Global Funds
Age: 33                                                                Services Company (from July 1996 to April
                                                                       1998); Second Vice President, Manager of
                                                                       Fund Administration, Chase Global Funds
                                                                       Services Company (from October 1993 to
                                                                       July 1996); and Audit Manager, Ernst &
                                                                       Young LLP (from August 1987 to September
                                                                       1993).


          Each director of Excelsior Fund receives an annual fee of $9,000 plus a meeting fee of $1,500 for each meeting attended and is reimbursed for expenses incurred in attending meetings. The Chairman of the Board is entitled to receive an additional $5,000 per annum for services in such capacity. Drinker Biddle & Reath LLP, of which Messrs. McConnel and Malloy are partners, receives legal fees as counsel to Excelsior Fund. The employees of Chase Global Funds Services Company do not receive any compensation from Excelsior Fund for acting as officers of Excelsior Fund. No person who is currently an officer, director or employee of the Investment Adviser serves as an officer, director or employee of Excelsior Fund. As of July 8, 1998, the directors and officers of Excelsior Fund as a group owned beneficially less than 1% of the outstanding shares of each fund of Excelsior Fund, and less than 1% of the outstanding shares of all funds of Excelsior Fund in the aggregate.

          The following chart provides certain information about the fees received by Excelsior Fund's directors in the most recently completed fiscal year.

                                               Pension or
                                               Retirement         Total
                                                Benefits      Compensation
                                               Accrued as  from Excelsior Fund
                                Aggregate       Part of         and Fund
         Name of            Compensation from     Fund        Complex* Paid
     Person/Position         Excelsior Fund     Expenses      to Directors
--------------------------  -----------------  ----------  -------------------

Donald L. Campbell                    $18,000     None           $38,000 (3)**
Director

Rodman L. Drake                       $16,500     None           $39,500 (4)**
Director

Joseph H. Dugan                       $18,000     None           $38,000 (3)**
Director

Wolfe J. Frankl                       $16,500     None           $36,500 (3)**
Director

W. Wallace McDowell, Jr.              $15,000     None           $38,000 (4)**
Director

Jonathan Piel                         $18,000     None           $43,000 (4)**
Director

Robert A. Robinson                    $18,000     None           $38,000 (3)**
Director

Alfred C. Tannachion                  $18,000     None           $38,000 (3)**
Director

Frederick S. Wonham                   $23,000     None           $53,000 (4)**
Chairman of the Board,
President and Treasurer
---------------------------

* The "Fund Complex" consists of Excelsior Fund, Excelsior Tax-Exempt Fund, Excelsior Funds and Excelsior Institutional Trust.

** Number of investment companies in the Fund Complex for which director served as director or trustee.

Investment Advisory and Administration Agreements
-------------------------------------------------

          United States Trust Company of New York ("U.S. Trust New York") and U.S. Trust Company of Connecticut ("U.S. Trust Connecticut" and, collectively with U.S. Trust New York, "U.S. Trust" or the "Investment Adviser") serve as Investment Adviser to the Funds. In the Investment Advisory Agreements, the Investment Adviser has agreed to provide the services described in the Prospectus. The Investment Adviser has also agreed to pay all expenses incurred by it in connection with its activities under the agreements other than the cost of securities, including brokerage commissions, purchased for the Funds.

          Prior to May 16, 1997, U.S. Trust New York served as investment adviser to the International, Latin America, Pacific/Asia and Pan European Funds pursuant to advisory agreements substantially similar to the Investment Advisory Agreements currently in effect for such Funds. Prior to November 1, 1996, Foreign and Colonial Asset Management ("FACAM") served as sub-adviser to the International and Pan European Funds, and Foreign & Colonial Emerging Markets Ltd. ("FCEML") served as sub-adviser to the Latin America and Pacific/Asia Funds.

          For the fiscal year or period ended March 31, 1998, Excelsior Fund paid U.S. Trust advisory fees of $1,591,051, $870,385, $686,528, $1,536,067 and
$3,355 with respect to the International, Latin America, Pacific/Asia, Pan European and Emerging Markets Funds, respectively. For the same period, U.S. Trust waived advisory fees totaling $134,671, $94,398, $67,740, $119,690 and $8,751 with respect to the International, Latin America, Pacific/Asia, Pan European and Emerging Markets Funds, respectively.

          For the fiscal year ended March 31, 1997, Excelsior Fund paid U.S. Trust New York advisory fees of $999,833, $494,539, $796,280 and $637,580 with respect to the International, Latin America, Pacific/Asia and Pan European Funds, respectively. For the same period, U.S. Trust New York waived advisory fees totaling $87,156, $42,840, $65,538 and $48,946 with respect to the International, Latin America, Pacific/Asia and Pan European Funds, respectively. For the period from April 1, 1996 to October 31, 1996, FACAM received sub-advisory fees from U.S. Trust New York with respect to the International and Pan European Funds totaling $293,566 and $126,440, respectively, and FCEML received sub-advisory fees from U.S. Trust New York with respect to the Latin America and Pacific/Asia Funds totaling $65,708 and $168,214, respectively.

          For the fiscal year ended March 31, 1996, Excelsior Fund paid U.S. Trust New York advisory fees of $733,456, $326,552, $536,350 and $405,582 with respect to the International, Latin America, Pacific/Asia, and Pan European Funds, respectively. For the same period, U.S. Trust New York waived advisory fees totaling $79,560, $29,512, $45,970 and $40,033 with respect to the International, Latin America, Pacific/Asia and Pan European Funds, respectively. For the fiscal year ended March 31, 1996, FACAM received sub-advisory fees from U.S. Trust New York with respect to the International and Pan European Funds totaling $402,062 and $263,111, respectively, and FCEML received sub-advisory fees from U.S. Trust New York with respect to the Latin America and Pacific/Asia Funds totaling $182,039 and $336,130, respectively.

          The Investment Adviser may, from time to time, voluntarily waive a portion of its fees, which waiver may be terminated at any time.

          The Investment Advisory Agreements provide that the Investment Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Funds in connection with the performance of such agreements, except that the Investment Adviser shall be jointly, but not severally, liable for a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for advisory services or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Investment Adviser in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder. In addition, the Investment Adviser has undertaken in the Investment Advisory Agreements to maintain its policy and practice of conducting its Asset Management Group independently of its Banking Group.

          Chase Global Funds Services Company ("CGFSC"), Federated Administrative Services (an affiliate of the Distributor) and U.S. Trust Connecticut (collectively, the "Administrators") serve as Excelsior Fund's administrators. Under the Administration Agreement, the Administrators have agreed to maintain office facilities for the Funds, furnish the Funds with statistical and research data, clerical, accounting and bookkeeping services, and certain other services required by the Funds, and to compute the net asset value, net income and realized capital gains or losses, if any, of the respective Funds. The Administrators prepare semiannual reports to the SEC, prepare Federal and state tax returns, prepare filings with state securities commissions, arrange for and bear the cost of processing Share purchase and redemption orders, maintain the Funds' financial accounts and records, and generally assist in the Funds' operations.

          Prior to May 16, 1997, CGFSC, Federated Administrative Services and U.S. Trust New York served as Excelsior Fund's administrators pursuant to an administrative agreement substantially similar to the Administration Agreement currently in effect for Excelsior Fund. Prior to August 1, 1995, administrative services were provided by CGFSC and Concord Holding Corporation (collectively, the "former administrators") under an administration agreement having substantially the same terms as the Administration Agreement currently in effect.

          For the fiscal year or period ended March 31, 1998, Excelsior Fund paid CGFSC, Federated Administrative Services and U.S. Trust $344,846, $190,906, $150,789, $330,551 and $1,957 in the aggregate with respect to the International, Latin America, Pacific/Asia, Pan European and Emerging Markets Funds, respectively. For the same period, the administrators waived fees totaling $299, $2,051, $65, $607 and $0 with respect to the International, Latin America, Pacific/Asia, Pan European and Emerging Markets Funds, respectively.

          For the fiscal year ended March 31, 1997, Excelsior Fund paid CGFSC, Federated Administrative Services and U.S. Trust New York $217,356, $107,418, $172,296 and $137,304 in the aggregate with respect to the International, Latin America, Pacific/Asia and Pan European Funds, respectively. For the same period, CGFSC, Federated Administrative Services and U.S. Trust New York waived fees totaling $47, $58, $68 and $1 with respect to the International, Latin America, Pacific/Asia and Pan European Funds, respectively.

          For the period August 1, 1995 through March 31, 1996, Excelsior Fund paid CGFSC, Federated Administrative Services and U.S. Trust New York $115,390, $49,315, $82,681 and $60,758 in the aggregate with respect to the International, Latin America, Pacific/Asia and Pan European Funds, respectively. For the same period, CGFSC, Federated Administrative Services and U.S. Trust New York waived fees totaling $84, $32, $17 and $4 with respect to the International, Latin America, Pacific/Asia and Pan European Funds, respectively.

          For the period April 1, 1995 through July 31, 1995, Excelsior Fund paid the former administrators $46,929, $21,815, $33,502 and $28,271 in the aggregate with respect to the International, Latin America, Pacific/Asia and Pan European Funds, respectively. For the same period, the former administrators waived fees totaling $199, $51, $264 and $90 with respect to the International, Latin America, Pacific/Asia and Pan European Funds, respectively.

Shareholder Organizations
-------------------------

          As stated in the Prospectus, Excelsior Fund has entered into agreements with certain Shareholder Organizations. Such agreements require the Shareholder Organizations to provide shareholder administrative services to their Customers who beneficially own Shares in consideration for a Fund's payment of not more than the annual rate of 0.40% of the average daily net assets of the Fund's Shares beneficially owned by Customers of the Shareholder Organization. Such services may include: (a) acting as recordholder of Shares;
(b) assisting in processing purchase, exchange and redemption transactions; (c) providing periodic statements showing a Customer's account balances and confirmations of transactions by the Customer; (d) providing tax and dividend information to shareholders as appropriate; (e) transmitting proxy statements, annual reports, updated prospectuses and other communications from Excelsior Fund to Customers; and (f) providing or arranging for the provision of other related services.

          Excelsior Fund's agreements with Shareholder Organizations are governed by an Administrative Services Plan (the "Plan") adopted by Excelsior Fund. Pursuant to the Plan, Excelsior Fund's Board of Directors will review, at least quarterly, a written report of the amounts expended under Excelsior Fund's agreements with Shareholder Organizations and the purposes for which the expenditures were made. In addition, the arrangements with Shareholder Organizations will be approved annually by a majority of Excelsior Fund's directors, including a majority of the directors who are not "interested persons" of Excelsior Fund as defined in the 1940 Act and have no direct or indirect financial interest in such arrangements (the "Disinterested Directors").

          Any material amendment to Excelsior Fund's arrangements with Shareholder Organizations must be approved by a majority of Excelsior Fund's Board of Directors (including a majority of the Disinterested Directors). So long as Excelsior Fund's arrangements with Shareholder Organizations are in effect, the selection and nomination of the members of Excelsior Fund's Board of Directors who are not "interested persons" (as defined in the 1940 Act) of Excelsior Fund will be committed to the discretion of such Disinterested Directors.

          For the fiscal years ended March 31, 1998, 1997 and 1996, payments to Shareholder Organizations totaled $134,970, $87,203 and $79,843; $96,449, $42,898 and $29,595; $67,805, $65,606 and $46,251; and $120,297, $48,947 and
$40,127 with respect to the International, Latin America, Pacific/Asia and Pan European Funds, respectively. Of these amounts, $133,194, $87,203 and $79,843; $86,789, $42,877 and $29,594; $67,453, $65,398 and $46,251; and $117,511,
$48,947 and $40,127 were paid to affiliates of U.S. Trust with respect to the International, Latin America, Pacific/Asia and Pan European Funds, respectively. For the fiscal period ended March 31, 1998, payments to Shareholder Organizations totaled $994 with respect to the Emerging Markets Fund, all of which was paid to affiliates of U.S. Trust.

Expenses
--------

          Except as otherwise noted, the Investment Adviser and the Administrators bear all expenses in connection with the performance of their services. The Funds bear the expenses incurred in their operations. Expenses of the Funds include: taxes; interest; fees (including fees paid to Excelsior Fund's directors and officers who are not affiliated with the Distributor or the Administrators); SEC fees; state securities qualifications fees; costs of preparing and printing prospectuses for regulatory purposes and for distribution to shareholders; advisory, administration and administrative servicing fees; charges of the custodian, transfer agent, and dividend disbursing agent; certain insurance premiums; outside auditing and legal expenses; cost of independent pricing services; costs of shareholder reports and shareholder meetings; and any extraordinary expenses. The Funds also pay for brokerage fees and commissions in connection with the purchase of portfolio securities.

Custodian and Transfer Agent
----------------------------

          The Chase Manhattan Bank ("Chase") serves as custodian of the Funds' assets. Under the Custodian Agreement, Chase has agreed to: (i) maintain a separate account or accounts in the name of the Funds; (ii) make receipts and disbursements of money on behalf of the Funds; (iii) collect and receive all income and other payments and distributions on account of the Funds' portfolio securities; (iv) respond to correspondence from securities brokers and others relating to its duties; (v) maintain certain financial accounts and records; and
(vi) make periodic reports to Excelsior Fund's Board of Directors concerning the Funds' operations. Chase may, at its own expense, open and maintain custody accounts with respect to the Funds with other banks or trust companies, provided that Chase shall remain liable for the performance of all its custodial duties under the Custodian Agreement, notwithstanding any delegation.

          U.S. Trust New York serves as the Funds' transfer agent and dividend disbursing agent. In such capacity, U.S. Trust New York has agreed to: (i) issue and redeem Shares; (ii) address and mail all communications by the Funds to their shareholders, including reports to shareholders, dividend and distribution notices, and proxy materials for its meetings of shareholders;
(iii) respond to correspondence by shareholders and others relating to its duties; (iv) maintain shareholder accounts; and (v) make periodic reports to Excelsior Fund's Board of

Directors concerning the Funds' operations. For its transfer agency, dividend disbursing, and subaccounting services, U.S. Trust New York is entitled to receive $15.00 per annum per account and subaccount. In addition, U.S. Trust New York is entitled to be reimbursed for its out-of-pocket expenses for the cost of forms, postage, processing purchase and redemption orders, handling of proxies, and other similar expenses in connection with the above services.

          U.S. Trust New York may, at its own expense, delegate its transfer agency obligations to another transfer agent registered or qualified under applicable law, provided that U.S. Trust New York shall remain liable for the performance of all of its transfer agency duties under the Transfer Agency Agreement, notwithstanding any delegation. Pursuant to this provision in the agreement, U.S. Trust New York has entered into a sub-transfer agency arrangement with CGFSC, an affiliate of Chase, with respect to accounts of shareholders who are not Customers of U.S. Trust New York. For the services provided by CGFSC, U.S. Trust New York has agreed to pay CGFSC $15.00 per annum per account or subaccount plus out-of-pocket expenses. CGFSC receives no fee directly from Excelsior Fund for any of its sub-transfer agency services. U.S. Trust New York may, from time to time, enter into sub-transfer agency arrangements with third party providers of transfer agency services.


                                 PORTFOLIO TRANSACTIONS
                                 ----------------------

          Subject to the general control of Excelsior Fund's Board of Directors, the Investment Adviser is responsible for, makes decisions with respect to, and places orders for all purchases and sales of portfolio securities for the Funds.

          The Funds may engage in short-term trading to achieve their investment objectives. Portfolio turnover may vary greatly from year to year as well as within a particular year. The Funds' portfolio turnover rate may also be affected by cash requirements for redemptions of Shares and by regulatory provisions which enable a Fund to receive certain favorable tax treatment. Portfolio turnover will not be a limiting factor in making portfolio decisions. See "Financial Highlights" in the Funds' Prospectus for the Funds' portfolio turnover rates.

          Transactions on U.S. stock exchanges involve the payment of negotiated brokerage commissions. On exchanges on which commissions are negotiated, the cost of transactions may vary among different brokers. Transactions on foreign stock exchanges involve payment for brokerage commissions which are generally fixed. For the fiscal years ended March 31, 1998, March 31, 1997 and March 31, 1996, the International, Latin America, Pacific/Asia and Pan European Funds paid brokerage commissions aggregating $456,367, $396,525 and $218,421; $529,715,
$254,681 and $153,428; $470,122, $700,865 and $234,659; and $384,700, $296,765
and $81,250, respectively, none of which were paid to affiliates of U.S. Trust. For the fiscal period ended March 31, 1998, the Emerging Markets Fund paid brokerage commissions aggregating $15,112, none of which were paid to affiliates of U.S. Trust.

          Transactions in both foreign and domestic over-the-counter markets are generally principal transactions with dealers, and the costs of such transactions involve dealer spreads rather than brokerage commissions. With respect to over-the-counter transactions, a Fund, where possible, will deal directly with the dealers who make a market in the securities involved, except in those circumstances where better prices and execution are available elsewhere. The cost of securities purchased from underwriters includes an underwriting commission or concession.

          The Investment Advisory Agreements between Excelsior Fund and U.S. Trust provide that, in executing portfolio transactions and selecting brokers or dealers, the Investment Adviser will seek to obtain the best net price and the most favorable execution. The Investment Adviser shall consider factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer and whether such broker or dealer is selling shares of Excelsior Fund, and the reasonableness of the commission, if any, for the specific transaction and on a continuing basis.

          In addition, the Investment Advisory Agreements authorize the Investment Adviser, to the extent permitted by law and subject to the review of Excelsior Fund's Board of Directors from time to time with respect to the extent and continuation of the policy, to cause a Fund to pay a broker which furnishes brokerage and research services a higher commission than that which might be charged by another broker for effecting the same transaction, provided that the Investment Adviser determines in good faith that such commission is reasonable in relation to the value of the brokerage and research services provided by such broker, viewed in terms of either that particular transaction or the overall responsibilities of the Investment Adviser to the accounts as to which it exercises investment discretion. Such brokerage and research services might consist of reports and statistics on specific companies or industries, general summaries of groups of stocks and their comparative earnings, or broad overviews of the stock market and the economy. Such services might also include reports on global, regional, and country-by-country prospects for economic growth, anticipated levels of inflation, prevailing and expected interest rates, and the outlook for currency relationships.

          Supplementary research information so received is in addition to and not in lieu of services required to be performed by U.S. Trust and does not reduce the investment advisory fees payable by the Funds. Such information may be useful to U.S. Trust in serving the Funds and other clients and, conversely, supplemental information obtained by the placement of business of other clients may be useful to U.S. Trust in carrying out its obligations to the Funds.

          Portfolio securities will not be purchased from or sold to the Investment Adviser, Distributor, or any affiliated person of any of them (as such term is defined in the 1940 Act) acting as principal, except to the extent permitted by the SEC.

          Investment decisions for each Fund are made independently from those for other investment companies, common trust funds and other types of funds managed by U.S. Trust. Such other investment companies and funds may also invest in the same securities as the Funds. When a purchase or sale of the same security is made at substantially the same time on behalf of a Fund and another investment company or common trust fund, the transaction will be averaged as to price, and available investments allocated as to amount, in a manner which U.S. Trust believes to be equitable to the Fund and such other investment company or common trust fund. In some instances, this investment procedure may adversely affect the price paid or received by a Fund or the size of the position obtained by the Fund. To the extent permitted by law, U.S. Trust may aggregate the securities to be sold or purchased for the Funds with those to be sold or purchased for other investment companies or common trust funds in order to obtain best execution.

          To the extent that a Fund effects brokerage transactions with any broker-dealer affiliated directly or indirectly with such transactions, including the frequency thereof, the receipt of any commissions payable in connection therewith, and the selection of the affiliated broker-dealer effecting such transactions, will be fair and reasonable to the shareholders of the Fund.

          Excelsior Fund is required to identify any securities of its regular brokers or dealers (as defined in Rule 10b-1 under the 1940 Act) or their parents held by the Funds as of the close of the most recent fiscal year. As of March 31, 1998, the Funds did not hold any securities of Excelsior Fund's regular brokers or dealers or their parents.


                                 INDEPENDENT AUDITORS
                                 --------------------

          Ernst & Young LLP, independent auditors, 200 Clarendon Street, Boston, MA 02116, serve as auditors of Excelsior Fund. The Funds' Financial Highlights included in the Prospectus and the financial statements for the fiscal year ended March 31, 1998 incorporated by reference in this Statement of Additional Information have been audited by Ernst & Young LLP for the periods included in their reports thereon which appear therein.


                                 COUNSEL
                                 -------

          Drinker Biddle & Reath LLP (of which Mr. McConnel, Secretary of Excelsior Fund, and Mr. Malloy, Assistant Secretary of Excelsior Fund, are partners), Philadelphia National Bank Building, 1345 Chestnut Street, Philadelphia, Pennsylvania 19107, is counsel to Excelsior Fund and will pass upon the legality of the Shares offered by the Prospectus.

                   ADDITIONAL INFORMATION CONCERNING TAXES
                   ---------------------------------------

Generally
---------

          The following supplements the tax information contained in the Prospectus.

          Each Fund is treated as a separate corporate entity under the Internal Revenue Code of 1986, as amended (the "Code"), and intends to qualify as a regulated investment company. If, for any reason, a Fund does not qualify for a taxable year for the special Federal tax treatment afforded regulated investment companies, the Fund would be subject to Federal tax on all of its taxable income at regular corporate rates, without any deduction for distributions to shareholders. In such event, dividend distributions would be taxable as ordinary income to shareholders to the extent of such Fund's current and accumulated earnings and profits and would be eligible for the dividends received deduction in the case of corporate shareholders.

          A 4% non-deductible excise tax is imposed on regulated investment companies that fail to currently distribute an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). Each Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and any capital gain net income prior to the end of each calendar year to avoid liability for this excise tax.

          Each Fund will designate any distribution of the excess of net long-term capital gain over net short-term capital loss as a capital gain dividend in a written notice mailed to shareholders within 60 days after the close of the Fund's taxable year. Shareholders should note that, upon the sale or exchange of Fund Shares, if the shareholder has not held such Shares for more than six months, any loss on the sale or exchange of those Shares will be treated as long-term capital loss to the extent of the capital gain dividends received with respect to the Shares.

          A Fund will be required in certain cases to withhold and remit to the U.S. Treasury 31% of taxable dividends or gross proceeds realized upon sale paid to shareholders who have failed to provide a correct tax identification number in the manner required, who are subject to withholding by the Internal Revenue Service for failure properly to include on their return payments of taxable interest or dividends, or who have failed to certify to the Fund when required to do so either that they are not subject to backup withholding or that they are "exempt recipients."


          The foregoing discussion is based on Federal tax laws and regulations which are in effect on the date of this Statement of Additional Information; such laws and regulations may be changed by legislative or administrative action. Shareholders are advised to consult their tax advisers concerning their specific situations and the application of state and local taxes.


                                 PERFORMANCE INFORMATION
                                 -----------------------

          The Funds may advertise the "average annual total return" for their Shares. Such return is computed by determining the average annual compounded rate of return during specified periods that equates the initial amount invested to the ending redeemable value of such investment according to the following formula:

                                      ERV/1/n/
                                 T = [(-----) - 1]
                                         P

          Where:     T = average annual total return.

                   ERV = ending redeemable value of a hypothetical $1,000
                         payment made at the beginning of the 1, 5 or 10 year (or other) periods at the end of the applicable period (or a fractional portion thereof).

                    P =  hypothetical initial payment of $1,000.

                    n =  period covered by the computation, expressed in years.

          Each Fund that advertises an "aggregate total return" for its Shares computes such return by determining the aggregate compounded rates of return during specified periods that likewise equate the initial amount invested to the ending redeemable value of such investment. The formula for calculating aggregate total return is as follows:

                                            ERV
                Aggregate Total Return = [(------)] - 1
                                             P

          The above calculations are made assuming that (1) all dividends and capital gain distributions are reinvested on the reinvestment dates at the price per Share existing on the reinvestment date, (2) all recurring fees charged to all shareholder accounts are included, and (3) for any account fees that vary with the size of the account, a mean (or median) account size in a Fund during the periods is reflected. The ending redeemable value (variable "ERV" in the formula) is determined by assuming complete redemption of the hypothetical investment after deduction of all nonrecurring charges at the end of the measuring period.

          Based on the foregoing calculations, the average annual total returns for the Shares of the International Fund for the one, five and ten year periods ended March 31, 1998 were 19.42%, 11.51% and 7.98%, respectively. The average annual total returns for the Shares of the Latin America, Pacific/Asia and Pan European Funds for the one and five year periods ended March 31, 1998 were 14.05% and 11.48%; -27.56% and 0.99%; and 38.02% and 18.30%, respectively. The aggregate total return for the Shares of the Emerging Markets Fund for the period from January 2, 1998 (commencement of operations) to March 31, 1998 was 0.14%.

          The Funds may also from time to time include in advertisements, sales literature and communications to shareholders a total return figure that is not calculated according to the formula set forth above in order to compare more accurately a Fund's performance with other measures of investment return. For example, in comparing a Fund's total return with data published by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc. or Weisenberger Investment Company Service, or with the performance of an index, a Fund may calculate its aggregate total return for the period of time specified in the advertisement, sales literature or communication by assuming the investment of $10,000 in Shares and assuming the reinvestment of each dividend or other distribution at net asset value on the reinvestment date. Percentage increases are determined by subtracting the initial value of the investment from the ending value and by dividing the remainder by the beginning value.

          The total return of Shares of a Fund may be compared to that of other mutual funds with similar investment objectives and to other relevant indices or to ratings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, the total return of a Fund may be compared to data prepared by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc. and Weisenberger Investment Company Service. Total return and yield data as reported in national financial publications such as Money Magazine, Forbes, Barron's, The Wall Street Journal
                     ----- --------  ------  --------  --- ---- ------ -------
and The New York Times, or in publications of a local or regional nature, may
    --- --- ---- -----
also be used in comparing the performance of a Fund. Advertisements, sales literature or reports to shareholders may from time to time also include a discussion and analysis of each Fund's performance, including without limitation, those factors, strategies and techniques that together with market conditions and events, materially affected each Fund's performance.

          The Funds may also from time to time include discussions or illustrations of the effects of compounding in advertisements. "Compounding" refers to the fact that, if dividends or other distributions on a Fund investment are reinvested by being paid in additional Fund Shares, any future income or capital appreciation of a Fund would increase the value, not only of the original Fund investment, but also of the additional Fund Shares received through reinvestment. As a result, the value of the Fund investment would increase more quickly than if dividends or other distributions had been paid in cash. The Funds may also include discussions or illustrations of the potential investment goals of a prospective investor, investment management techniques, policies or investment suitability of a Fund, economic conditions, the effects of inflation and historical performance of various asset classes, including but not limited to, stocks, bonds and Treasury bills. From time to time advertisements, sales literature or communications to shareholders may summarize the substance of information contained in shareholder reports (including the investment composition of a Fund), as well as the views of the Investment Adviser as to current market, economy, trade and interest rate trends, legislative, regulatory and monetary developments, investment strategies and related matters believed to be of relevance to a Fund. The Funds may also include in advertisements charts, graphs or drawings which illustrate the potential risks and rewards of investment in various investment vehicles, including but not limited to, stocks, bonds, Treasury bills and Shares of a Fund. In addition, advertisements, sales literature or shareholder communications may include a discussion of certain attributes or benefits to be derived by an investment in a Fund. Such advertisements or communications may include symbols, headlines or other material which highlight or summarize the information discussed in more detail therein.

                                 MISCELLANEOUS
                                 -------------

          As used in the Prospectus, "assets belonging to a Fund" means the consideration received upon the issuance of Shares in a Fund, together with all income, earnings, profits, and proceeds derived from the investment thereof, including any proceeds from the sale of such investments, any funds or payments derived from any reinvestment of such proceeds, and a portion of any general assets of Excelsior Fund not belonging to a particular portfolio of Excelsior Fund. In determining a Fund's net asset value, assets belonging to the Fund are charged with the direct liabilities in respect of the Fund and with a share of the general liabilities of Excelsior Fund which are normally allocated in proportion to the relative asset values of Excelsior Fund's portfolios at the time of allocation. Subject to the provisions of Excelsior Fund's Charter, determinations by the Board of Directors as to the direct and allocable liabilities, and the allocable portion of any general assets with respect to a particular Fund, are conclusive.

          As of July 8, 1998, U.S. Trust and its affiliates held of record substantially all of Excelsior Fund's outstanding shares as agent or custodian for their customers, but did not own such shares beneficially because they did not have voting or investment discretion with respect to such shares.

          As of July 8, 1998, the name, address and percentage ownership of each person that beneficially owned 5% or more of the outstanding Shares of a Fund were as follows:
International Fund:  U.S. Trust Retirement Fund, c/o United States Trust Company
------------------
of New York, 114 West 47th Street, New York, New York 10036, 7.56%; and Emerging
                                                                        --------
Markets Fund:  M&W Eisenberg Family Foundation, c/o United States Trust Company
------------
of New York, 114 West 47th Street, New York, New York 10036, 7.71%; The Feinstein Family Foundation, c/o United States Trust Company of New York, 114 West 47th Street, New York, New York 10036, 7.55%; and U.S. Trust Retirement Fund, c/o United States Trust Company of New York, 114 West 47th Street, New York, New York 10036, 25.36%.


                                 FINANCIAL STATEMENTS
                                 --------------------

          The audited financial statements and notes thereto in Excelsior Fund's Annual Report to Shareholders for the fiscal year ended March 31, 1998 (the "1998 Annual Report") for the Funds are incorporated in this Statement of Additional Information by reference. No other parts of the 1998 Annual Report are incorporated by reference herein. The financial statements included in the 1998 Annual Report for the Funds have been audited by Excelsior Fund's independent auditors, Ernst & Young LLP, whose reports thereon also appear in the 1998 Annual Report and are incorporated herein by reference. Such financial statements have been incorporated herein in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing. Additional copies of the 1998 Annual Report may be obtained at no charge by telephoning CGFSC at the telephone number appearing on the front page of this Statement of Additional Information.

                                  APPENDIX A
                                  ----------


Commercial Paper Ratings
------------------------

          A Standard & Poor's ("S&P") commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. The following summarizes the rating categories used by Standard and Poor's for commercial paper:

          "A-1" - Obligations are rated in the highest category indicating that the obligor's capacity to meet its financial commitment is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

          "A-2" - Obligations are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations rated "A-1". However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

          "A-3" - Obligations exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

          "B" - Obligations are regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

          "C" - Obligations are currently vulnerable to nonpayment and are dependent on favorable business, financial, and economic conditions for the obligor to meet its financial obligation.

          "D" - Obligations are in payment default. The "D" rating category is used when payments on an obligation are not made on the date due, even if the applicable grace period has not expired, unless S&P believes such payments will be made during such grace period. The "D" rating will also be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.


          Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually debt obligations not having an original maturity in excess of one year, unless explicitly noted. The following summarizes the rating categories used by Moody's for commercial paper:

          "Prime-1" - Issuers (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

          "Prime-2" - Issuers (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

          "Prime-3" - Issuers (or supporting institutions) have an acceptable ability for repayment of senior short-term debt obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

          "Not Prime" - Issuers do not fall within any of the Prime rating categories.


          The three rating categories of Duff & Phelps for investment grade commercial paper and short-term debt are "D-1," "D-2" and "D-3." Duff & Phelps employs three designations, "D-1+," "D-1" and "D-1-," within the highest rating category. The following summarizes the rating categories used by Duff & Phelps for commercial paper:

          "D-1+" - Debt possesses the highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

          "D-1" - Debt possesses very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

          "D-1-" - Debt possesses high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

          "D-2" - Debt possesses good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

          "D-3" - Debt possesses satisfactory liquidity and other protection factors qualify issues as investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

          "D-4" - Debt possesses speculative investment characteristics. Liquidity is not sufficient to insure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation.

          "D-5" - Issuer has failed to meet scheduled principal and/or interest payments.


          Fitch IBCA short-term ratings apply to debt obligations that have time horizons of less than 12 months for most obligations, or up to three years for U.S. public finance securities. The following summarizes the rating categories used by Fitch IBCA for short-term obligations:

          "F1" - Securities possess the highest credit quality. This designation indicates the strongest capacity for timely payment of financial commitments and may have an added "+" to denote any exceptionally strong credit feature.

          "F2" - Securities possess good credit quality. This designation indicates a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of securities rated "F1."

          "F3" - Securities possess fair credit quality. This designation indicates that the capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

          "B" - Securities possess speculative credit quality. this designation indicates minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

          "C" - Securities possess high default risk. This designation indicates that the capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

          "D" - Securities are in actual or imminent payment default.


          Thomson BankWatch short-term ratings assess the likelihood of an untimely payment of principal and interest of debt instruments with original maturities of one year or less. The following summarizes the ratings used by Thomson BankWatch:

          "TBW-1" - This designation represents Thomson BankWatch's highest category and indicates a very high likelihood that principal and interest will be paid on a timely basis.

          "TBW-2" - This designation represents Thomson BankWatch's second-highest category and indicates that while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1."

          "TBW-3" - This designation represents Thomson BankWatch's lowest investment-grade category and indicates that while the obligation is more susceptible to adverse developments (both internal and external) than those with higher ratings, the capacity to service principal and interest in a timely fashion is considered adequate.

          "TBW-4" - This designation represents Thomson BankWatch's lowest rating category and indicates that the obligation is regarded as non-investment grade and therefore speculative.


CORPORATE AND MUNICIPAL LONG-TERM DEBT RATINGS
----------------------------------------------

          The following summarizes the ratings used by Standard & Poor's for corporate and municipal debt:

          "AAA" - An obligation rated "AAA" has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

          "AA" - An obligation rated "AA" differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

          "A" - An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

          "BBB" - An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

          "BB," "B," "CCC," "CC" and "C" - Debt is regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

          "BB" - Debt is less vulnerable to non-payment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

          "B" - Debt is more vulnerable to non-payment than obligations rated "BB", but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

          "CCC" - Debt is currently vulnerable to non-payment, and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

          "CC" - An obligation rated "CC" is currently highly vulnerable to non-payment.

          "C" - The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

          "D" - An obligation rated "D" is in payment default. This rating is used when payments on an obligation are not made on the date due, even if the applicable grace period has not expired, unless S & P believes that such payments will be made during such grace period. "D" rating is also used upon the filing of a bankruptcy petition or the taking of similar action if payments on an obligation are jeopardized.

          PLUS (+) OR MINUS (-) - The ratings from "AA" through "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

          "r" - This rating is attached to highlight derivative, hybrid, and certain other obligations that S & P believes may experience high volatility or high variability in expected returns due to non-credit risks. Examples of such obligations are: securities whose principal or interest return is indexed to equities, commodities, or currencies; certain swaps and options; and interest-only and principal-only mortgage securities. The absence of an "r" symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

     The following summarizes the ratings used by Moody's for corporate and municipal long-term debt:

          "Aaa" - Bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

          "Aa" - Bonds are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

          "A" - Bonds possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

          "Baa" - Bonds are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

          "Ba," "B," "Caa," "Ca," and "C" - Bonds that possess one of these ratings provide questionable protection of interest and principal ("Ba" indicates speculative elements; "B" indicates a general lack of characteristics of desirable investment; "Caa" are of poor standing; "Ca" represents obligations which are speculative in a high degree; and "C" represents the lowest rated class of bonds). "Caa," "Ca" and "C" bonds may be in default.

          Con. (---) - Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operation experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

          Note: Those bonds in the Aa, A, Baa, Ba and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols, Aa1, A1, Baa1, Ba1 and B1.

          The following summarizes the long-term debt ratings used by Duff & Phelps for corporate and municipal long-term debt:

          "AAA" - Debt is considered to be of the highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

          "AA" - Debt is considered of high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

          "A" - Debt possesses protection factors which are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

          "BBB" - Debt possesses below-average protection factors but such protection factors are still considered sufficient for prudent investment. Considerable variability in risk is present during economic cycles.

          "BB," "B," "CCC," "DD," and "DP" - Debt that possesses one of these ratings is considered to be below investment grade. Although below investment grade, debt rated "BB" is deemed likely to meet obligations when due. Debt rated "B" possesses the risk that obligations will not be met when due. Debt rated "CCC" is well below investment grade and has considerable uncertainty as to timely payment of principal, interest or preferred dividends. Debt rated "DD" is a defaulted debt obligation, and the rating "DP" represents preferred stock with dividend arrearages.

          To provide more detailed indications of credit quality, the "AA," "A," "BBB," "BB" and "B" ratings may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major categories.

          The following summarizes the ratings used by Fitch IBCA for corporate and municipal bonds:

          "AAA" - Bonds considered to be investment grade and of the highest credit quality. These ratings denote the lowest expectation of investment risk and are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is very unlikely to be adversely affected by foreseeable events.

          "AA" - Bonds considered to be investment grade and of very high credit quality. These ratings denote a very low expectation of investment risk and indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

          "A" - Bonds considered to be investment grade and of high credit quality. These ratings denote a low expectation of investment risk and indicate strong capacity for timely payment of financial commitments. This capacity may, nevertheless, be more vulnerable to adverse changes in circumstances or in economic conditions than bonds with higher ratings.

          "BBB" - Bonds considered to be investment grade and of good credit quality. These ratings denote that there is currently a low expectation of investment risk. The capacity for timely payment of financial commitments is adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this category.


          "BB" - Bonds considered to be speculative. These ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic changes over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

          "B" - Bonds are considered highly speculative. These ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

          "CCC", "CC" and "C" - Bonds have high default risk. Capacity for meeting financial commitments is reliant upon sustained, favorable business or economic developments. "CC" ratings indicate that default of some kind appears probable, and "C" ratings signal imminent default.

          "DDD," "DD" and "D" - Bonds are in default. Securities are not meeting obligations and are extremely speculative. "DDD" designates the highest potential for recovery on these securities, and "D" represents the lowest potential for recovery.

          To provide more detailed indications of credit quality, the Fitch IBCA ratings from and including "AA" to "B" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major rating categories.


          Thomson BankWatch assesses the likelihood of an untimely repayment of principal or interest over the term to maturity of long term debt and preferred stock which are issued by United States commercial banks, thrifts and non-bank banks; non-United States banks; and broker-dealers. The following summarizes the rating categories used by Thomson BankWatch for long-term debt ratings:

          "AAA" - This designation represents the highest category assigned by Thomson BankWatch to long-term debt and indicates that the ability to repay principal and interest on a timely basis is extremely high.

          "AA" - This designation indicates a very strong ability to repay principal and interest on a timely basis with limited incremental risk compared to issues rated in the highest category.

          "A" - This designation indicates that the ability to repay principal and interest is strong. Issues rated "A" could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

          "BBB" - This designation represents Thomson BankWatch's lowest investment-grade category and indicates an acceptable capacity to repay principal and interest. Issues rated "BBB" are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

          "BB," "B," "CCC," and "CC," - These designations are assigned by Thomson BankWatch to non-investment grade long-term debt. Such issues are regarded as having speculative characteristics regarding the likelihood of timely payment of principal and interest. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation.

          "D" - This designation indicates that the long-term debt is in default.

          PLUS (+) OR MINUS (-) - The ratings from "AAA" through "CC" may include a plus or minus sign designation which indicates where within the respective category the issue is placed.


MUNICIPAL NOTE RATINGS
----------------------

          A Standard and Poor's rating reflects the liquidity concerns and market access risks unique to notes due in three years or less. The following summarizes the ratings used by Standard & Poor's Ratings Group for municipal notes:

          "SP-1" - The issuers of these municipal notes exhibit a strong capacity to pay principal and interest. Those issues determined to possess very strong characteristics are given a plus (+) designation.

          "SP-2" - The issuers of these municipal notes exhibit satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

          "SP-3" - The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.


          Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade ("MIG") and variable rate demand obligations are designated Variable Moody's Investment Grade ("VMIG"). Such ratings recognize the differences between short-term credit risk and long-term risk. The following summarizes the ratings by Moody's Investors Service, Inc. for short-term notes:

          "MIG-1"/"VMIG-1" - This designation denotes best quality, enjoying strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

          "MIG-2"/"VMIG-2" - This designation denotes high quality, with margins of protection ample although not so large as in the preceding group.

          "MIG-3"/"VMIG-3" - This designation denotes favorable quality, with all security elements accounted for but lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

          "MIG-4"/"VMIG-4" - This designation denotes adequate quality, carrying specific risk but having protection commonly regarded as required of an investment security and not distinctly or predominantly speculative.

          "SG" - This designation denotes speculative quality and lack of margins of protection.

          Fitch IBCA and Duff & Phelps use the short-term ratings described under Commercial Paper Ratings for municipal notes.

                             CROSS-REFERENCE SHEET
                             ---------------------

                             EXCELSIOR FUNDS, INC.
                       (Energy and Natural Resources and
                              Real Estate Funds)


Form N-1A, Part A, Item                       Prospectus Caption
-----------------------                       ------------------

1.    Cover Page...........................   Cover Page

2.    Synopsis.............................   Prospectus Summary; Expense
                                              Summary

3.    Condensed Financial Information......   Financial Highlights;
                                              Performance and Yield
                                              Information

4.    General Description of Registrant....   Prospectus Summary;
                                              Investment Objectives and
                                              Policies; Portfolio Instruments
                                              and Other Investment
                                              Information; Investment
                                              Limitations

5.    Management of the Fund...............   Management of the Funds;
                                              Custodian and Transfer Agent;
                                              Expenses

5A.   Management's Discussion of Fund
      Performance..........................   Not Applicable

6.    Capital Stock and
       Other Securities....................   How to Purchase and Redeem
                                              Shares; Dividends and
                                              Distributions; Taxes; Description
                                              of Capital Stock; Miscellaneous

7.    Purchase of Securities
       Being Offered.......................   Pricing of Shares; How to
                                              Purchase and Redeem Shares;
                                              Investor Programs

8.    Redemption or Repurchase.............   How to Purchase and Redeem
                                              Shares

9.    Pending Legal Proceedings............   Not Applicable

                                                          LOGO EXCELSIOR
                                                               FUNDS INC.
Energy and Natural Resources Fund
Real Estate Fund
-------------------------------------------------------------------------------
                                  For initial purchase information, current
73 Tremont Street                 prices, performance information and existing
Boston, MA 02108-3913             account information, call (800) 446-1012.
                                  (From overseas, call (617) 557-8280.)

-------------------------------------------------------------------------------

This Prospectus describes two separate non-diversified portfolios offered to investors by Excelsior Funds, Inc. ("Excelsior Fund"), an open-end, management investment company. Each portfolio (individually, a "Fund" and collectively, the "Funds") has its own investment objective and policies as follows:

  ENERGY AND NATURAL RESOURCES FUND seeks long-term capital appreciation by investing primarily in companies that are in the energy and other natural re-sources groups of industries. The Fund may also invest to a more limited ex-tent in gold and other precious metal bullion and coins.

  REAL ESTATE FUND seeks current income and long-term capital appreciation by investing in real estate investment trusts and other companies principally en-gaged in the real estate business.

  Each of the Funds is sponsored and distributed by Edgewood Services, Inc. and advised by United States Trust Company of New York and U.S. Trust Company of Connecticut (collectively, the "Investment Adviser" or "U.S. Trust").

  This Prospectus sets forth concisely the information about the Funds that a prospective investor should consider before investing. Investors should read this Prospectus and retain it for future reference. A Statement of Additional Information dated August 1, 1998 and containing additional information about the Funds has been filed with the Securities and Exchange Commission. The cur-rent Statement of Additional Information is available to investors without charge by writing to Excelsior Fund at its address shown above or by calling
(800) 446-1012. The Statement of Additional Information, as it may be supple-mented from time to time, is incorporated by reference in its entirety into this Prospectus. The Securities and Exchange Commission maintains a World Wide Web site (http://www.sec.gov) that contains the Statement of Additional Infor-mation and other information regarding Excelsior Fund.

SHARES IN THE FUNDS ("SHARES") ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARAN-TEED OR ENDORSED BY, U.S. TRUST, ITS PARENT OR AFFILIATES AND THE SHARES ARE NOT FEDERALLY INSURED BY, GUARANTEED BY, OBLIGATIONS OF OR OTHERWISE SUPPORTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY.

AN INVESTMENT IN THE FUNDS INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE AC-CURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                              August 1, 1998

                              PROSPECTUS SUMMARY

  EXCELSIOR FUNDS, INC. is an investment company offering various investment portfolios with differing objectives and policies. Founded in 1984, Excelsior Fund currently offers 18 Funds with combined assets of approximately $4 bil-lion. See "Description of Capital Stock."

  INVESTMENT ADVISER: United States Trust Company of New York ("U.S. Trust New York") and U.S. Trust Company of Connecticut ("U.S. Trust Connecticut" and, collectively with U.S. Trust New York, "U.S. Trust" or the "Investment Advis-er") serve as the Funds' investment adviser. U.S. Trust offers a variety of specialized financial and fiduciary services to high-net worth individuals, institutions and corporations. Excelsior Fund offers investors access to U.S. Trust's services. See "Management of the Funds--Investment Adviser."

  INVESTMENT OBJECTIVES AND POLICIES: Generally, each Fund is a non-diversi-fied investment portfolio which invests primarily in equity securities. The Funds' investment objectives and policies are summarized on the cover and ex-plained in greater detail later in this Prospectus. See "Investment Objectives and Policies," "Portfolio Instruments and Other Investment Information" and "Investment Limitations."

  HOW TO INVEST: The Funds' Shares are offered at their net asset value. Ex-celsior Fund does not impose a sales load on purchases of Shares. See "How to Purchase and Redeem Shares."

  The minimum to start an account is $500 per Fund, with a minimum of $50 per Fund for subsequent investments. The easiest way to invest is to complete the account application which accompanies this Prospectus and to send it with a check to the address noted on the application. Investors may also invest by wire and through investment dealers or institutional investors with appropri-ate sales agreements with Excelsior Fund. See "How to Purchase and Redeem Shares."

  HOW TO REDEEM: Redemptions may be requested directly from Excelsior Fund by mail, wire or telephone. Investors investing through another institution should request redemptions through their Shareholder Organization. See "How to Purchase and Redeem Shares."

  INVESTMENT RISKS AND CHARACTERISTICS: Each Fund is non-diversified; there-fore, its investment return may at times be dependent upon the performance of a smaller number of securities relative to the number of securities held in a diversified portfolio. Generally, each Fund is subject to market and industry risk. Market risk is the possibility that stock prices will decline over short or even extended periods. The stock markets tend to be cyclical, with periods of generally rising prices and periods of generally declining prices. These cycles will affect the values of each Fund. Furthermore, the Energy and Natu-ral Resources Fund will normally concentrate its investments in the crude oil, petroleum and natural gas industry, and the Real Estate Fund will normally concentrate its investments in the real estate industry. Therefore, each Fund will be susceptible to industry risk--the possibility that a particular group of stocks will decline in price due to industry-specific developments. Because the Energy and Natural Resources Fund may invest in precious metals, it will be subject to the highly volatile and often erratic markets for precious met-als. Because both Funds may invest in securities of foreign issuers, they are subject to the risks of fluctuations of the value of foreign currency relative to the U.S. dollar and other risks associated with such investments. To the extent the Funds also invest in bonds and other fixed-income securities, they will also be affected directly by fluctuations in interest rates and the credit markets. Although each Fund generally seeks to invest for the long term, each Fund may engage in short-term trading of portfolio securities. A high rate of portfolio turnover may involve correspondingly greater transac-tion costs which must be borne directly by a Fund and ultimately by its share-holders. Investment in the Funds should not be considered a complete invest-ment program. See "Investment Objectives and Policies."

                                EXPENSE SUMMARY

                                                          ENERGY AND
                                                           NATURAL      REAL
                                                          RESOURCES     ESTATE
                                                             FUND       FUND
                                                          ---------- -----------
SHAREHOLDER TRANSACTION EXPENSES
Front-End Sales Load.....................................    None        None
Sales Load on Reinvested Dividends.......................    None        None
Deferred Sales Load......................................    None        None
Redemption Fees..........................................    None        None
Exchange Fees............................................    None        None
ANNUAL FUND OPERATING EXPENSES
 (AS A PERCENTAGE OF AVERAGE NET ASSETS)
Advisory Fees (after fee waivers)(/1/)...................   0.52%       0.50%
12b-1 Fees...............................................    None        None
Other Operating Expenses
  Administrative Servicing Fee(/1/)......................   0.07%       0.02%
  Other Expenses.........................................   0.40%       0.68%
                                                            -----       -----
Total Operating Expenses (after fee waivers)(/1/)........   0.99%       1.20%
                                                            =====       =====

--------

(1) The Investment Adviser and administrators may, from time to time, voluntar-ily waive part of their respective fees, which waivers may be terminated at any time. Until further notice, the Investment Adviser and/or administra-tors intend to voluntarily waive fees in an amount equal to the Administra-tive Servicing Fee; and to further waive fees and reimburse expenses to the extent necessary for Shares of the Energy and Natural Resources and Real Estate Funds to maintain an annual expense ratio of not more than 0.99% and 1.20%, respectively. Without such fee waivers, "Advisory Fees" would be 0.60% and 1.00%, and "Total Operating Expenses" would be 1.07% and 1.70% for the Energy and Natural Resources and Real Estate Funds, respectively.

Example: You would pay the following expenses on a $1,000 investment, assuming
(1) 5% annual returns and (2) redemption of your investment at the end of the following periods:

                                                 1 YEAR 3 YEARS 5 YEARS 10 YEARS
                                                 ------ ------- ------- --------
Energy and Natural Resources Fund...............  $10     $32     $55     $121
Real Estate Fund................................   12      38      66      145

  The foregoing expense summary and example are intended to assist investors in understanding the costs and expenses that an investor in Shares of the Funds will bear directly or indirectly. The expense summary sets forth advisory and other expenses payable with respect to Shares of the Energy and Natural Re-sources Fund for the fiscal year ended March 31, 1998, and the estimated advi-sory and other expenses payable with respect to Shares of the Real Estate Fund for the current fiscal year. For more complete descriptions of the Funds' oper-ating expenses, see "Management of the Funds" and "Description of Capital Stock" in this Prospectus and the financial statements and notes incorporated by reference in the Statement of Additional Information.

  THE FOREGOING EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR RATE OF RETURN. ACTUAL EXPENSES AND RATE OF RETURN MAY BE GREATER OR LOWER THAN THOSE SHOWN IN THE EXPENSE SUMMARY AND EXAMPLE.

                              FINANCIAL HIGHLIGHTS

  The following tables include selected data for a Share outstanding throughout each period and other performance information derived from the financial state-ments included in Excelsior Fund's Annual Report to Shareholders for the year ended March 31, 1998 (the "Financial Statements"). The information contained in the Financial Highlights for each period has been audited by Ernst & Young LLP, Excelsior Fund's independent auditors. The following tables should be read in conjunction with the Financial Statements and notes thereto. More information about the performance of each Fund is also contained in the Annual Report to Shareholders, which may be obtained from Excelsior Fund without charge by call-ing the number on the front cover of this Prospectus.

                       ENERGY AND NATURAL RESOURCES FUND
                (FORMERLY, THE LONG-TERM SUPPLY OF ENERGY FUND)

                                                                     PERIOD
                                 YEAR ENDED MARCH 31,                 ENDED
                          ---------------------------------------   MARCH 31,
                           1998     1997     1996    1995   1994     1993/1/
                          -------  -------  ------  ------  -----   ---------
Net Asset Value,
 Beginning of Period..... $ 11.12  $  9.55  $ 7.92  $ 7.70  $7.81    $ 7.00
                          -------  -------  ------  ------  -----    ------
Income From Investment
 Operations
  Net Investment Income..    0.09     0.09    0.07    0.09   0.08      0.01
  Net Gains or (Losses)
   on Securities (both
   realized and
   unrealized)...........    2.69     2.60    1.63    0.24  (0.12)     0.80
                          -------  -------  ------  ------  -----    ------
  Total From Investment
   Operations............    2.78     2.69    1.70    0.33  (0.04)     0.81
                          -------  -------  ------  ------  -----    ------
Less Distributions
  Dividends From Net
   Investment Income.....   (0.10)   (0.09)  (0.07)  (0.10) (0.07)     0.00
  Distributions From Net
   Realized Gain on
   Investments and
   Options...............   (1.07)   (1.03)   0.00   (0.01)  0.00      0.00
  Distributions in Excess
   of Net Realized Gain
   on Investments and
   Options...............   (0.07)    0.00    0.00    0.00   0.00      0.00
                          -------  -------  ------  ------  -----    ------
  Total Distributions....   (1.24)   (1.12)  (0.07)  (0.11) (0.07)     0.00
Net Asset Value, End of
 Period.................. $ 12.66  $ 11.12  $ 9.55  $ 7.92  $7.70    $ 7.81
                          =======  =======  ======  ======  =====    ======
Total Return.............   24.97%   28.28%  21.60%   4.28% (0.57)%   11.57%/5/
Ratios/Supplemental Data
  Net Assets, End of
   Period (in millions).. $ 46.17  $ 33.39  $23.29  $15.81  $6.83    $ 1.46
  Ratio of Net Operating
   Expenses to Average
   Net Assets............    0.99%    0.93%   0.96%   0.98%  0.99%     0.99%/2/
  Ratio of Gross
   Operating Expenses to
   Average Net Assets/3/.    1.07%    0.98%   1.09%   1.35%  2.03%     7.03%/2/
  Ratio of Net Investment
   Income to Average Net
   Assets................    0.69%    0.84%   0.88%   1.18%  1.21%     1.69%/2/
  Portfolio Turnover
   Rate..................    88.0%    87.0%   43.0%   31.0%   6.0%        0%
  Average Commission Rate
   Paid/4/............... $0.0768  $0.0809     N/A     N/A    N/A       N/A

------------------------
NOTES:

 1. Inception date of the Fund was December 31, 1992.

 2. Annualized.

 3. Expense ratios before waiver of fees and reimbursement of expenses (if any) by investment adviser and administrators.

 4. Only required for fiscal years beginning on or after September 1, 1995.

 5. Not annualized.

                                REAL ESTATE FUND

                                                                PERIOD ENDED
                                                              MARCH 31, 1998/1/
                                                              -----------------
Net Asset Value, Beginning of Period.........................      $  7.00
                                                                   -------
Income From Investment Operations
  Net Investment Income......................................         0.15
  Net Gains or (Losses) on Securities (both realized and
   unrealized)...............................................         0.01
                                                                   -------
  Total From Investment Operations...........................         0.16
                                                                   -------
Less Distributions
  Dividends From Net Investment Income.......................        (0.11)
  Distributions From Net Realized Gain on Investments and Op-
   tions.....................................................         0.00
                                                                   -------
  Total Distributions........................................        (0.11)
                                                                   -------
Net Asset Value, End of Period...............................      $  7.05
                                                                   =======
Total Return.................................................         2.26%/2/
Ratios/Supplemental Data
  Net Assets, End of Period (in millions)....................      $ 41.17
  Ratio of Net Operating Expenses to Average Net Assets......         1.20%/3/
  Ratio of Gross Operating Expenses to Average Net Assets/4/.         1.40%/3/
  Ratio of Net Investment Income to Average Net Assets.......         5.02%/3/
  Portfolio Turnover Rate....................................         30.0%/3/
  Average Commission Rate Paid...............................      $0.0704

------------------------

NOTES:

 1. Inception date of the Fund was October 1, 1997.

 2. Not annualized.

 3. Annualized.

 4. Expense ratio before waiver of fees and reimbursement of expenses (if any) by investment adviser and administrators.

                      U.S. TRUST'S INVESTMENT PHILOSOPHY
                                AND STRATEGIES

  U.S. Trust offers a variety of specialized fiduciary and financial services to high-net worth individuals, institutions and corporations. As one of the largest institutions of its type, U.S. Trust prides itself in offering an at-tentive and high level of service to each of its clients. The Excelsior Funds offer individual investors access to U.S. Trust's services.

  Philosophy. In managing investments for the Funds, U.S. Trust follows a long-term investment philosophy which generally does not change with the short-term variability of financial markets or fundamental conditions. U.S. Trust's approach begins with the conviction that all worthwhile investments are grounded in value. The Investment Adviser believes that an investor can identify fundamental values that eventually should be reflected in market prices. U.S. Trust believes that over time, a disciplined search for fundamen-tal value will achieve better results than attempting to take advantage of short-term price movements.

  Implementation of this long-term value philosophy consists of searching for, identifying and obtaining the benefits of present or future investment values. For example, such values may be found in a company's future earnings potential or in its existing resources and assets. Accordingly, U.S. Trust in managing investments for the Funds is constantly engaged in assessing, comparing and judging the worth of companies, particularly in comparison to the price the markets place on such companies' shares.

  Strategies. In order to translate its investment philosophy into more spe-cific guidance for selection of investments, the Investment Adviser uses three specific strategies. These strategies, while identified separately, may over-lap so that more than one may be applied in an investment decision.

  U.S. Trust's "PROBLEM/OPPORTUNITY STRATEGY" seeks to identify industries and companies with the capabilities to provide solutions to or benefit from com-plex problems such as the changing demographics and aging of the U.S. popula-tion or the need to enhance industrial productivity. U.S. Trust's second strategy is a "TRANSACTION VALUE" comparison of a company's real underlying asset value with the market price of its shares and with the sale prices for similar assets changing ownership in public market transactions. Differences between a company's real asset value and the price of its shares often are corrected over time by restructuring of the assets or by market recognition of their value. U.S. Trust's third strategy involves identifying "EARLY LIFE CY-CLE" companies whose products are in their earlier stages of development or that seek to exploit new markets. Frequently such companies are smaller compa-nies, but early life cycle companies may also include larger established com-panies with new products or markets for existing products. The Investment Ad-viser believes that over time the value of such companies should be recognized in the market.

                      INVESTMENT OBJECTIVES AND POLICIES

  The Investment Adviser will use its best efforts to achieve the investment objective of each Fund, although their achievement cannot be assured. The in-vestment objective of the Energy and Natural Resources Fund is "fundamental," meaning that it may not be changed without a vote of the holders of a majority of the Fund's outstanding Shares (as defined under "Miscellaneous"). The in-vestment objective of the Real Estate Fund may be changed by Excelsior Fund's Board of Directors without shareholder approval. Except as noted below in "In-vestment Limitations," the investment policies of each Fund may be changed without a vote of the holders of a majority of the outstanding Shares of such Fund.

ENERGY AND NATURAL RESOURCES FUND

  The Energy and Natural Resources Fund's investment objective is to provide long-term capital appreciation. The Fund seeks to achieve this objective by investing primarily in domestic and foreign companies that are in the energy and other natural resources groups of indus-tries. These companies include those that the Investment Adviser considers to be principally engaged in the discovery, development, production or distribu-tion of energy or other natural resources, the development of technologies for the production or efficient use of energy and other natural resources, or the furnishing of related supplies or services. Energy and natural resources en-compass a number of traditional industry classifications, including among oth-ers: mining of metals, coal and other minerals; oil and gas extraction; pro-duction of petroleum, coal and newer resources such as geothermal and solar energy; pipeline companies; and agricultural industries including crops, live-stock, and forestry and timberland. In managing the Fund, the Investment Ad-viser seeks to purchase securities having value currently not recognized in their market prices, consistent with the strategies discussed above. The Fund may also invest directly in gold and other precious metal bullion and coins ("precious metals").

  Under normal market conditions, at least 65% of the Fund's total assets will be invested in the securities of companies that are in the energy and other natural resources groups of industries. Normally, investments in energy compa-nies will constitute a substantial portion of these investments, and at least 25% of the Fund's total assets will be invested in crude oil, petroleum and natural gas companies. This policy reflects the Investment Adviser's belief that these hydrocarbon resources represent the primary component of world en-ergy needs. However, the amount may be reduced if there are changes in govern-mental regulations, world economic and political events, exploration or pro-duction spending, supply, demand or prices of crude oil, petroleum, natural gas or other energy sources, and in the Investment Adviser's opinion, such changes would have an adverse affect on the securities of such companies.

  The Fund may invest up to 35% of its total assets in precious metals. Pre-cious metals will only be bought from and sold to banks (both U.S. and for-eign), and dealers who are members of, or affiliated with members of, a regu-lated U.S. commodities exchange, in accordance with applicable investment laws. Precious metal bullion will not be purchased in any form that is not readily marketable. Coins will not be purchased for their numismatic value and will not be considered for the Fund if they cannot be bought or sold in an ac-tive market. Any bullion or coins purchased by the Fund will be delivered to and stored with a qualified custodian bank in the U.S. Investors should be aware that precious metals do not generate income, offering only the potential for capital appreciation and depreciation, and may subject the Fund to higher custody and transaction costs than those normally associated with the owner-ship of securities. Investments relating to precious metals are considered speculative. (See "Risk Factors" below.)

REAL ESTATE FUND

  The Real Estate Fund's investment objective is to seek current income and long-term capital appreciation. The Fund attempts to achieve this objective by concentrating its investments in companies principally engaged in the real es-tate business, such as real estate investment trusts ("REITs"), real estate developers, mortgage lenders and servicers, construction companies and build-ing material suppliers. Under normal conditions, at least 65% of the Fund's total assets will be invested in such companies. A company is "principally en-gaged" in the real estate business if, at the time of investment, the company derives at least 50% of its revenues from the ownership, construction, financ-ing, management or sale of commercial, industrial or residential real estate, or that such company has at least 50% of its assets in such real estate.

  It is expected that the Fund will invest a majority of its assets in shares of REITs during normal market and economic conditions. REITs pool investors' funds for investment primarily in income-producing real estate or real estate related loans or interests. Unlike corporations, REITs do not have to pay in-come taxes if they meet certain requirements of the Internal Revenue Code of 1986, as amended (the "Code"). To qualify, a REIT must distribute at least 95% of its taxable income to its shareholders and receive at least 75% of that income from rents, mortgages and sales of property. For additional tax information, see "Taxes--Federal" below.

  REITs can generally be classified as equity REITs, mortgage REITs and hybrid REITs. Equity REITs invest the majority of their assets directly in real prop-erty and derive their income primarily from rental and lease payments. Equity REITs can also realize capital gains by selling properties that have appreci-ated in value. Mortgage REITs make loans to commercial real estate developers and derive their income primarily from interest payments on such loans. Hybrid REITs combine the characteristics of both equity and mortgage REITs. The Fund expects that a substantial portion of its investments in REITs will be in eq-uity and hybrid REITs.

INVESTMENT POLICIES COMMON TO THE ENERGY AND NATURAL RESOURCES AND REAL ESTATE FUNDS

  Under normal market and economic conditions, the Funds will invest at least 65% of their total assets in common stocks, preferred stocks and convertible securities. Normally, up to 35% of each Fund's total assets may be invested in other securities and instruments including, e.g., other investment-grade debt securities (i.e., debt obligations classified within the four highest ratings of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Ratings Services ("S&P") or, if unrated, which are determined by the Investment Adviser to be of comparable quality), warrants, options, and futures instruments as de-scribed in more detail below. During temporary defensive periods, each Fund may hold cash or invest some or all of its assets in U.S. Government securities, high-quality money market instruments and repurchase agreements collateralized by the foregoing obligations.

  Portfolio holdings will include equity securities of companies having capi-talizations of varying amounts, and the Funds may invest in the securities of high growth, small companies where the Investment Adviser expects earnings and the price of the securities to grow at an above-average rate. Certain securi-ties owned by the Funds may be traded only in the over-the-counter market or on a regional securities exchange, may be listed only in the quotation service commonly known as the "pink sheets," and may not be traded every day or in the volume typical of trading on a national securities exchange. As a result, there may be a greater fluctuation in the value of the Funds' Shares, and the Funds may be required, in order to meet redemptions or for other reasons, to sell these securities at a discount from market prices, to sell during periods when such disposition is not desirable, or to make many small sales over a period of time.

  The Funds may invest in the securities of foreign issuers directly or indi-rectly through sponsored and unsponsored American Depository Receipts ("ADRs"). ADRs represent receipts typically issued by a U.S. bank or trust company which evidence ownership of underlying securities of foreign issuers. The Energy and Natural Resources Fund may also invest in sponsored and unsponsored European Depository Receipts ("EDRs") and Global Depository Receipts ("GDRs"). EDRs are receipts issued in Europe typically by non-U.S. banks or trust companies and foreign branches of U.S. banks which evidence ownership of foreign or U.S. se-curities. GDRs are receipts structured similarly to EDRs and are marketed glob-ally. ADRs may be listed on a national securities exchange or may be traded in the over-the-counter market. EDRs are designed for use in European exchange and over-the-counter markets. GDRs are designed for trading in non-U.S. securities markets. ADRs, EDRs and GDRs traded in the over-the-counter market which do not have an active or substantial secondary market will be considered illiquid and therefore will be subject to a Fund's limitation with respect to such securi-ties. ADR prices are denominated in U.S. dollars although the underlying secu-rities are denominated in a foreign currency. Investments in ADRs, EDRs and GDRs involve risks similar to those accompanying direct investments in foreign securities. (See "Risk Factors" below.)

RISK FACTORS

  Generally. Each Fund is a non-diversified investment portfolio under the In-vestment Company Act of 1940, as amended (the "1940 Act"). As such, the only limitations on the percentage of its assets that may be invested in the securities of any one issuer are its own investment re-strictions and the diversification requirements of the Code. The investment return on a non-diversified portfolio typically is dependent upon the perfor-mance of a smaller number of securities relative to the number of securities held in a diversified portfolio of comparable size. If a Fund assumes large positions in the obligations of a small number of issuers, then changes in the financial condition or in the market's assessment of those issuers may affect the overall value of the Fund's portfolio to a greater extent than that of a diversified portfolio.

  Each Fund is subject to market risk, interest rate risk, industry risk and the risk of investing in foreign securities. Market risk is the possibility that stock prices will decline over short or even extended periods. The stock markets tend to be cyclical, with periods of generally rising prices and peri-ods of generally declining prices. These cycles will affect the values of each Fund. In addition, the prices of bonds and other debt instruments generally fluctuate inversely with interest rate changes. Factors affecting debt securi-ties will affect all of the Funds' debt holdings.

  Energy and Natural Resources Fund. The Energy and Natural Resources Fund's concentration in companies that are in the energy and other natural resources groups of industries subjects it to certain risks. The value of equity securi-ties of such companies will fluctuate pursuant to market conditions generally, as well as the market for the particular natural resource in which the issuer is involved. Furthermore, the values of natural resources are affected by nu-merous factors including events occurring in nature and international poli-tics. For instance, events in nature (such as earthquakes or fires in prime natural resources areas) and political events (such as coups or military con-frontations) can affect the overall supply of a natural resource and thereby the value of companies involved in such natural resource. In addition, infla-tionary pressures and rising interest rates may affect the demand for certain natural resources such as timber. Accordingly, the Fund may shift its emphasis from one natural resources industry to another depending on prevailing trends or developments.

  As noted above, the Fund expects to invest a substantial portion of its as-sets in energy companies. Energy-related investments are affected generally by supply, demand, and other competitive factors for the companies' specific products and services. They are also affected by unpredictable factors such as the supply and demand for oil, gas, electricity and other energy sources, prices of such energy sources, exploration and production spending, governmen-tal regulation, and world economic and political events. In addition, utili-ties firms in the energy field are subject to a variety of factors affecting the public utilities industries, including: difficulty obtaining adequate re-turns on invested capital which are typically subject to the control and scru-tiny of public service commissions; restrictions on operations and increased costs and delays as a result of environmental considerations; costs of and ability to secure financing for large construction and development projects; difficulties in obtaining secure energy resources; the uncertain effects of conservation efforts; and a variety of issues concerning financing, governmen-tal approval and environmental aspects of nuclear power facilities.

  In addition to its authority to purchase precious metals, the Fund may in-vest to a significant degree in companies in the precious metals industry. In-vestments related to precious metals are considered speculative and are af-fected by a variety of worldwide economic, financial and political factors. Prices of precious metals may fluctuate sharply over short periods due to sev-eral factors, including: changes in inflation or expectations regarding infla-tion in various countries; currency fluctuations; metal sales by governments, central banks or international agencies; investment speculation; changes in industrial and commercial demand; and governmental prohibitions or restric-tions on the private ownership of certain precious metals. Under current Fed-eral tax law, the Fund would fail to qualify as a regulated investment company if its gains from the sale or other disposition of precious metals were to ex-ceed 10% of the Fund's annual gross income. Therefore, this limitation may cause the Fund to hold or sell precious metals or securities when it would not otherwise be advantageous to do so. (See "Taxes--Federal" below.)

  At present, South Africa, the United States, Australia, Canada and the Com-monwealth of Independent States (which includes Russia and certain other coun-tries that were part of the former Soviet Union) are the five major producers of gold bullion. Therefore, political and economic conditions in these and other gold-producing countries may pose certain risks to the Fund's invest-ments in gold and gold-related companies. These include the effect of social and political unrest on mining production and gold prices, as well as the threat of nationalization or expropriation by the various governments in-volved.

  Real Estate Fund. Although the Real Estate Fund will not invest in real es-tate directly, it is subject to the same risks that are associated with the direct ownership of real estate. In general, real estate values are affected by a variety of factors, including: supply and demand for properties; the eco-nomic health of the country, different regions and local markets; and the strength of specific industries renting properties. An equity REIT's perfor-mance ultimately depends on the types and locations of the properties it owns and on how well it manages its properties. For instance, rental income could decline because of extended vacancies, increased competition from nearby prop-erties, tenants' failure to pay rent, or incompetent management. Property val-ues could decrease because of overbuilding, environmental liabilities, unin-sured damages caused by natural disasters, a general decline in the neighbor-hood, rent controls, losses due to casualty or condemnation, increases in property taxes and/or operating expenses, or changes in zoning laws or other factors.

  Changes in interest rates could affect the performance of REITs. In general, during periods of rising interest rates, REITs may lose some of their appeal to investors who may be able to obtain higher yields from other income-produc-ing investments, such as long-term bonds. Higher interest rates may also mean that it is more expensive to finance property purchases, renovations and im-provements, which could hinder a REIT's performance. During periods of declin-ing interest rates, certain mortgage REITs may hold mortgages that the mortga-gors elect to prepay, which prepayment may diminish the yield on securities issued by such mortgage REITs.

  While equity REITs are affected by changes in the value of the underlying properties they own, mortgage REITs are affected by changes in the value of the properties to which they have extended credit. REITs may not be diversi-fied and are subject to the risks involved with financing projects. REITs may also be subject to substantial cash flow dependency and self-liquidation. In addition, REITs could possibly fail to qualify for tax-free pass-through of income under the Code or to maintain their exemptions from registration under the 1940 Act.

  Such factors may also adversely affect a borrower's or a lessee's ability to meet its obligations to a REIT. In the event of a default by a borrower or lessee, a REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its invest-ments.

  Under certain circumstances the Real Estate Fund could own real estate di-rectly as a result of a default on debt securities it owns. If the Fund has rental income or income from the direct disposition of real property, the re-ceipt of such income may adversely affect its ability to retain its tax status as a regulated investment company. See "Taxes--Federal" below.

  As noted above, the Real Estate Fund may invest in the securities of smaller capitalized companies. Such companies may have limited product lines, markets, or financial resources, or may be dependent upon a small management group, and their securities may be subject to more abrupt or erratic market movements than larger capitalized or more established companies, both because their se-curities typically are traded in lower volume and because the issuers typi-cally are subject to a greater degree to changes in their earnings and pros-pects.

  Foreign Investments. Each Fund may invest in the securities of foreign is-suers. Investments in foreign securities involve certain risks not ordinarily associated with investments in domestic securities. Such risks include fluctuations in foreign exchange rates, future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws or restrictions. In addition, with respect to certain countries there is the possibility of expropriation of assets, confis-catory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries. There may be less publicly available information about a foreign company than about a U.S. com-pany, and foreign companies may not be subject to accounting, auditing and fi-nancial reporting standards and requirements comparable to or as uniform as those of U.S.-based companies. Foreign securities markets, while growing in volume, have, for the most part, substantially less volume than U.S. markets, and securities of many foreign companies are less liquid and their prices more volatile than securities of comparable U.S.-based companies. Transaction costs on foreign securities markets are generally higher than in the United States. There is generally less government supervision and regulation of foreign ex-changes, brokers and issuers than there is in the United States and a Fund might have greater difficulty taking appropriate legal action in a foreign court. Dividends and interest payable on a Fund's foreign portfolio securities may be subject to foreign withholding taxes. To the extent such taxes are not offset by credits or deductions allowed to investors under the Federal income tax provisions, they may reduce the net return to the shareholders.

  The Funds should not be considered a complete investment program. In view of the specialized nature of their investment activities, investment in the Funds' Shares may be suitable only for those investors who can invest without concern for current income and are financially able to assume risk in search of long-term capital gains.

  Securities of companies discussed in this section may be more volatile than the overall market.

  Year 2000. Like other investment companies, financial and business organiza-tions and individuals around the world, the Funds could be affected adversely if the computer systems used by the Investment Adviser and the Funds' other service providers do not properly process and calculate date-related informa-tion and data from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." The Investment Adviser and the Funds' other service prov-iders have informed Excelsior Fund that they are taking steps to address the Year 2000 Problem with respect to the computer systems that they use. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Funds as a result of the Year 2000 Problem.

                        PORTFOLIO INSTRUMENTS AND OTHER
                            INVESTMENT INFORMATION

MONEY MARKET INSTRUMENTS

  The Funds may invest in "money market instruments," which include, among other things, bank obligations, commercial paper and corporate bonds with re-maining maturities of 13 months or less.

  Bank obligations include bankers' acceptances, negotiable certificates of deposit, and non- negotiable time deposits earning a specified return and is-sued by a U.S. bank which is a member of the Federal Reserve System or insured by the Bank Insurance Fund of the Federal Deposit Insurance Corporation ("FDIC"), or by a savings and loan association or savings bank which is in-sured by the Savings Association Insurance Fund of the FDIC. Bank obligations also include U.S. dollar-denominated obligations of foreign branches of U.S. banks and obligations of domestic branches of foreign banks. Investments in bank obligations of foreign branches of domestic financial institutions or of domestic branches of foreign banks are limited so that no more than 5% of the value of a Fund's total assets may be invested in any one branch, and no more than 20% of a particular Fund's total assets at the time of purchase may be invested in the aggregate in such obligations (see "Investment Limitations" below). Investments in time deposits are limited to no more than 5% of the value of a Fund's total assets at the time of purchase.

  Investments by the Funds in commercial paper will consist of issues that are rated "A-2" or better by S&P or "Prime-2" or better by Moody's. In addition, each Fund may acquire unrated commercial paper that is determined by the In-vestment Adviser at the time of purchase to be of comparable quality to rated instruments that may be acquired by the particular Fund.

  Commercial paper may include variable and floating rate instruments. While there may be no active secondary market with respect to a particular instru-ment purchased by a Fund, the Fund may, from time to time as specified in the instrument, demand payment of the principal of the instrument or may resell the instrument to a third party. The absence of an active secondary market, however, could make it difficult for a Fund to dispose of the instrument if the issuer defaulted on its payment obligation or during periods that the Fund is not entitled to exercise its demand rights, and the Fund could, for this or other reasons, suffer a loss with respect to such instrument.

GOVERNMENT OBLIGATIONS

  The Funds may invest in U.S. Government obligations, including U.S. Treasury Bills and the obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, the Farmers Home Administration, the Export-Import Bank of the United States, the Small Business Administration, the Government National Mortgage Association, the Federal National Mortgage Association, the General Services Administration, the Central Bank for Cooperatives, the Federal Home Loan Mortgage Corporation, the Federal Intermediate Credit Banks and the Maritime Administration.

DEBT SECURITIES AND CONVERTIBLE SECURITIES

  Each of the Funds may invest in investment grade debt and convertible secu-rities of domestic and foreign issuers. The convertible securities in which the Funds may invest include any debt securities or preferred stock which may be converted into common stock or which carry the right to purchase common stock. Convertible securities entitle the holder to exchange the securities for a specified number of shares of common stock, usually of the same company, at specified prices within a certain period of time. Debt obligations rated in the lowest of the top four investment grade ratings ("Baa" by Moody's and "BBB" by S&P) are considered to have some speculative characteristics and may be more sensitive to adverse economic change than higher rated securities. A Fund will sell in an orderly fashion as soon as possible any convertible and non-convertible debt securities it holds if they are downgraded below "Baa" by Moody's or below "BBB" by S&P. Foreign securities are generally unrated.

REPURCHASE AGREEMENTS

  The Funds may agree to purchase portfolio securities subject to the seller's agreement to repurchase them at a mutually agreed upon date and price ("repur-chase agreements"). Each Fund will enter into repurchase agreements only with financial institutions that are deemed to be creditworthy by the Investment Adviser, pursuant to guidelines established by Excelsior Fund's Board of Di-rectors. Neither Fund will enter into repurchase agreements with the Invest-ment Adviser or any of its affiliates. Repurchase agreements with remaining maturities in excess of seven days will be considered illiquid securities and will be subject to the 15% limit described below under "Illiquid Securities."

  The seller under a repurchase agreement will be required to maintain the value of the securities which are subject to the agreement and held by a Fund at not less than the repurchase price. Default or bankruptcy of the seller would, however, expose a Fund to possible delay in connection with the dispo-sition of the underlying securities or loss to the extent that proceeds from a sale of the underlying securities were less than the repurchase price under the agreement.

SECURITIES LENDING

  To increase return on its portfolio securities, each Fund may lend its port-folio securities to broker/dealers pursuant to agreements requiring the loans to be continuously secured by collateral equal at all times in value to at least the market value of the securities loaned. Collateral for such loans may include cash, securities of the U.S. Government, its agencies or instrumentalities, or an irrevocable letter of credit issued by a bank, or any combination thereof. Such loans will not be made if, as a result, the aggregate of all outstanding loans of a Fund exceeds 30% of the value of its total assets. There may be risks of delay in receiving additional collateral or in recovering the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financial-ly. However, loans are made only to borrowers deemed by the Investment Adviser to be of good standing and when, in the Investment Adviser's judgment, the in-come to be earned from the loan justifies the attendant risks.

OPTIONS

  To further increase return on their portfolio securities in accordance with their respective investment objectives and policies, the Funds may enter into option transactions as described below.

  The Funds may purchase put and call options listed on a national securities exchange and issued by the Options Clearing Corporation in an amount not ex-ceeding 5% of a Fund's net assets, as described further in the Statement of Additional Information. Such options may relate to particular securities or to various stock or bond indices. Purchasing options is a specialized investment technique which entails a substantial risk of a complete loss of the amounts paid as premiums to the writer of the options.

  In addition, each Fund may engage in writing covered call options (options on securities owned by the particular Fund) and enter into closing purchase transactions with respect to such options. Such options must be listed on a national securities exchange and issued by the Options Clearing Corporation. The aggregate value of the securities subject to options written by each Fund may not exceed 25% of the value of its net assets. By writing a covered call option, a Fund forgoes the opportunity to profit from an increase in the mar-ket price of the underlying security above the exercise price except insofar as the premium represents such a profit, and it will not be able to sell the underlying security until the option expires or is exercised or the Fund ef-fects a closing purchase transaction by purchasing an option of the same se-ries. The use of covered call options is not a primary investment technique of the Funds and such options will normally be written on underlying securities as to which the Investment Adviser does not anticipate significant short-term capital appreciation. Additional information on option practices, including particular risks thereof, is provided in the Funds' Statement of Additional Information.

FUTURES CONTRACTS

  The Funds may also enter into interest rate futures contracts, other types of financial futures contracts and related futures options, as well as any in-dex or foreign market futures which are available on recognized exchanges or in other established financial markets.

  The Funds will not engage in futures transactions for speculation, but only as a hedge against changes in market values of securities which a Fund holds or intends to purchase. The Funds will engage in futures transactions only to the extent permitted by the Commodity Futures Trading Commission ("CFTC") and the Securities and Exchange Commission ("SEC"). When investing in futures con-tracts, the Funds must satisfy certain asset segregation requirements to en-sure that the use of futures is unleveraged. When a Fund takes a long position in a futures contract, it must maintain a segregated account containing liquid assets equal to the purchase price of the contract, less any margin or depos-it. When a Fund takes a short position in a futures contract, the Fund must maintain a segregated account containing liquid assets in an amount equal to the market value of the securities underlying such contract (less any margin or deposit), which amount must be at least equal to the market price at which the short position was established. Asset segregation requirements are not ap-plicable when a Fund "covers" an options or futures position generally by en-tering into an offsetting position. Each Fund will limit its hedging transac-tions in futures contracts and related options so that, immediately after any such transaction, the aggregate initial margin that is required to be posted by the Fund under the rules of the exchange on which the futures contract (or futures option) is traded, plus any premiums paid by the Fund on its open futures options positions, does not exceed 5% of the Fund's total assets, after taking into account any unrealized profits and unrealized losses on the Fund's open contracts (and excluding the amount that a futures option is "in-the-money" at the time of purchase). An option to buy a futures contract is "in-the-money" if the then-current pur-chase price of the underlying futures contract exceeds the exercise or strike price; an option to sell a futures contract is "in-the-money" if the exercise or strike price exceeds the then-current purchase price of the contract that is the subject of the option. In addition, the use of futures contracts is further restricted to the extent that no more than 10% of a Fund's total as-sets may be hedged.

  Transactions in futures as a hedging device may subject a Fund to a number of risks. Successful use of futures by a Fund is subject to the ability of the Investment Adviser to correctly anticipate movements in the direction of the market. There may be an imperfect correlation, or no correlation at all, be-tween movements in the price of the futures contracts (or options) and move-ments in the price of the instruments being hedged. In addition, investments in futures may subject a Fund to losses due to unanticipated market movements which are potentially unlimited. Further, there is no assurance that a liquid market will exist for any particular futures contract (or option) at any par-ticular time. Consequently, a Fund may realize a loss on a futures transaction that is not offset by a favorable movement in the price of securities which it holds or intends to purchase or may be unable to close a futures position in the event of adverse price movements.

INVESTMENT COMPANY SECURITIES

  Each Fund may invest in securities issued by other investment companies which invest in high-quality, short-term debt securities and which determine their net asset value per share based on the amortized cost or penny-rounding method. In addition to the advisory fees and other expenses a Fund bears directly in connection with its own operations, as a shareholder of another investment company, a Fund would bear its pro rata portion of the other investment company's advisory fees and other expenses. As such, the Fund's shareholders would indirectly bear the expenses of the Fund and the other investment company, some or all of which would be duplicative. Such securities will be acquired by each Fund within the limits prescribed by the 1940 Act which include, subject to certain exceptions, a prohibition against a Fund investing more than 10% of the value of its total assets in such securities.

WHEN-ISSUED AND FORWARD TRANSACTIONS

  Each Fund may purchase eligible securities on a "when-issued" basis and may purchase or sell securities on a "forward commitment" basis. These transac-tions involve a commitment by a Fund to purchase or sell particular securities with payment and delivery taking place in the future, beyond the normal set-tlement date, at a stated price and yield. Securities purchased on a "forward commitment" or "when-issued" basis are recorded as an asset and are subject to changes in value based upon changes in the general level of interest rates. It is expected that "forward commitments" and "when-issued" purchases will not exceed 25% of the value of a Fund's total assets absent unusual market condi-tions, and that the length of such commitments will not exceed 45 days. The Funds do not intend to engage in "when-issued" purchases and "forward commit-ments" for speculative purposes, but only in furtherance of their investment objectives.

FORWARD CONTRACTS ON FOREIGN CURRENCY AND PRECIOUS METALS

  The Energy and Natural Resources Fund may enter into contracts for the pur-chase or sale of precious metals or specific currencies at a future date, at a price set at the time of the contract. The Fund will only enter into forward contracts for hedging purposes. For example, the Fund may enter into a con-tract for the forward purchase or sale of a foreign currency to protect the
dollar value of securiti     es (or precious metals) denominated in such for-
eign currency or to protect the dollar equivalent of inter-est or dividends to be paid on such securities. Or, the Fund may enter into forward contracts on precious metals to hedge against the adverse effects of a decline in the prices of the precious metals held by the Fund or the effects of a rise in prices on precious metals to be acquired by the Fund. The Fund may also enter into forward contracts for "cross hedging" purposes (e.g., the purchase or sale of a forward contract on one type of currency or precious metal as a hedge against adverse fluctuations in the value of a second type of currency or precious metal). By entering into such transactions, however, the Fund may be required to forego the benefits of advantageous changes in ex-change rates or prices of precious metals.

  Forward contracts are traded over-the-counter, and not on organized commodi-ties or securities exchanges. As a result, such contracts operate in a manner distinct from exchange-traded instruments, and their use involves certain risks beyond those associated with transactions in the futures and options contracts described above. The Energy and Natural Resources Fund may also trade other types of over-the-counter instruments based on precious metals which are or may become available for trading.

BORROWING AND REVERSE REPURCHASE AGREEMENTS

  Each Fund may borrow funds, in an amount up to 10% of the value of its total assets, for temporary or emergency purposes, such as meeting larger than an-ticipated redemption requests, and not for leverage. Each Fund may also agree to sell portfolio securities to financial institutions such as banks and bro-ker-dealers and to repurchase them at a mutually agreed date and price (a "re-verse repurchase agreement"). The SEC views reverse repurchase agreements as a form of borrowing. At the time a Fund enters into a reverse repurchase agree-ment, it will place in a segregated custodial account liquid assets having a value equal to the repurchase price, including accrued interest. Reverse re-purchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the repurchase price of those securities.

ILLIQUID SECURITIES

  Neither Fund will knowingly invest more than 15% of the value of its net as-sets in securities that are illiquid. A security will be considered illiquid if it may not be disposed of within seven days at approximately the value at which the particular Fund has valued the security. Each Fund may purchase se-curities which are not registered under the Securities Act of 1933, as amended (the "Act"), but which can be sold to "qualified institutional buyers" in ac-cordance with Rule 144A under the Act. Any such security will not be consid-ered illiquid so long as it is determined by the Investment Adviser, acting under guidelines approved and monitored by the Board, that an adequate trading market exists for that security. This investment practice could have the ef-fect of increasing the level of illiquidity in a Fund during any period that qualified institutional buyers are no longer interested in purchasing these restricted securities.

PORTFOLIO TURNOVER

  Each Fund may sell a portfolio investment immediately after its acquisition if the Investment Adviser believes that such a disposition is consistent with the investment objective of the particular Fund. Portfolio investments may be sold for a variety of reasons, such as a more favorable investment opportunity or other circumstances bearing on the desirability of continuing to hold such investments.

  The annual portfolio turnover rate for each Fund is not expected to exceed 100%. A rate of 100% indicates that the equivalent of all of a Fund's assets have been sold and reinvested in a calendar year. A high rate of portfolio turnover may involve correspondingly greater brokerage commission expenses and other transaction costs, which must be borne directly by a Fund and ultimately by its shareholders. High portfolio turnover may result in the realization of substantial net capital gains. To the extent net short-term capital gains are realized, any distributions resulting from such gains are considered ordinary income for Federal income tax purposes. (See "Financial Highlights" and "Tax-es--Federal.")

                             INVESTMENT LIMITATIONS

  The investment limitations enumerated below are matters of fundamental policy and may not be changed with respect to a Fund without the vote of the holders of a majority of a Fund's outstanding Shares (as defined under "Miscellane-ous").

  A Fund may not:

    1. Make loans, except that (i) each Fund may purchase or hold debt secu-rities in accordance with its investment objective and policies, and may enter into repurchase agreements with respect to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, (ii) the Energy and Natural Resources Fund may lend portfolio securities in an amount not exceeding 30% of its total assets, and (iii) the Real Estate Fund may lend portfolio securities in accordance with its investment objec-tive and policies; and

    2. Purchase any securities which would cause more than 25% of the value of its total assets at the time of purchase to be invested in the securi-ties of one or more issuers conducting their principal business activities in the same industry, provided that (i) with respect to the Energy and Nat-ural Resources Fund, there is no limitation with respect to securities of companies in the energy and other natural resources groups of industries or securities issued or guaranteed by the U.S. Government, its agencies or in-strumentalities, and (ii) with respect to the Real Estate Fund: (a) the Fund will concentrate its investments in the securities of issuers princi-pally engaged in the real estate business, (b) there is no limitation with respect to securities issued or guaranteed by the U.S. Government, any state, territory or possession of the United States, the District of Colum-bia or any of their authorities, agencies, instrumentalities or political subdivisions, and repurchase agreements secured by such securities, and (c) neither all finance companies, as a group, nor all utility companies, as a group, are considered a single industry for purposes of this policy.

  The Energy and Natural Resources Fund may not:

    3. Borrow money except from banks for temporary purposes, and then in amounts not in excess of 10% of the value of its total assets at the time of such borrowing; or mortgage, pledge, or hypothecate any assets except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed and 10% of the value of its total as-sets at the time of such borrowing. (This borrowing provision is included solely to facilitate the orderly sale of portfolio securities to accommo-date abnormally heavy redemption requests and is not for leverage purpos-es.) The Fund will not purchase portfolio securities while borrowings in excess of 5% of its total assets are outstanding. Optioned stock held in escrow is not deemed to be a pledge.

  The Real Estate Fund may not:

    4. Borrow money or mortgage, pledge or hypothecate its assets except to the extent permitted under the 1940 Act. Optioned stock held in escrow is not deemed to be a pledge.

                                   * * *

  The Funds may not invest in obligations of foreign branches of financial in-stitutions or in domestic branches of foreign banks if immediately after such purchase (i) more than 5% of the value of their respective total assets would be invested in obligations of any one foreign branch of the financial institu-tion or domestic branch of a foreign bank; or (ii) more than 20% of their re-spective total assets would be invested in foreign branches of financial insti-tutions or in domestic branches of foreign banks. In addition, the Real Estate Fund will not purchase portfolio securities while borrowings in excess of 5% of its total assets are outstanding. These investment policies may be changed by Excelsior Fund's Board of Directors without shareholder approval.

  With respect to all investment policies, if a percentage limitation is sat-isfied at the time of investment, a later increase or decrease in such per-centage resulting from a change in value of a Fund's portfolio securities will not constitute a violation of such limitation.

                               PRICING OF SHARES

  The net asset value of each Fund is determined and the Shares of each Fund are priced at the close of regular trading hours on the New York Stock Ex-change (the "Exchange"), currently 4:00 p.m. (Eastern Time). Net asset value and pricing for each Fund are determined on each day the Exchange and the In-vestment Adviser are open for trading ("Business Day"). Currently, the holi-days which the Funds observe are New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Co-lumbus Day, Veterans Day, Thanksgiving Day and Christmas. A Fund's net asset value per Share for purposes of pricing sales and redemptions is calculated by dividing the value of all securities and other assets allocable to the Fund, less the liabilities allocable to the Fund, by the number of its outstanding Shares.

  Assets in the Funds which are traded on a recognized domestic stock exchange are valued at the last sale price on the securities exchange on which such se-curities are primarily traded or at the last sale price on the national secu-rities market. Securities traded only on over-the-counter markets are valued on the basis of closing over-the-counter bid prices. Securities for which there were no transactions are valued at the average of the most recent bid and asked prices. An option or futures contract is valued at the last sales price quoted on the principal exchange or board of trade on which such option or contract is traded, or in the absence of a sale, the mean between the last bid and asked prices. Gold and silver bullion held by the Energy and Natural Resources Fund will be valued at the last spot settlement price on the Commod-ity Exchange, Inc., and platinum and palladium bullion will be valued at the last spot settlement price or, if not available, the settlement price of the nearest contract month on the New York Mercantile Exchange. Restricted securi-ties and securities, precious metals or other assets for which market quota-tions are not readily available are valued at fair value, pursuant to guide-lines adopted by Excelsior Fund's Board of Directors.

  Portfolio securities which are primarily traded on foreign securities ex-changes are generally valued at the preceding closing values of such securi-ties on their respective exchanges, except that when an event subsequent to the time where value was so established is likely to have changed such value, then the fair value of those securities will be determined by consideration of other factors under the direction of the Board of Directors. A security which is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Invest-ments in debt securities having a maturity of 60 days or less are valued based upon the amortized cost method. All other foreign securities are valued at the last current bid quotation if market quotations are available, or at fair value as determined in accordance with guidelines adopted by the Board of Di-rectors. For valuation purposes, quotations of foreign securities in foreign currency are converted to U.S. dollars equivalent at the prevailing market rate on the day of conversion. Some of the securities acquired by the Funds may be traded on foreign exchanges or over-the-counter markets on days which are not Business Days. In such cases, the net asset value of the Shares may be significantly affected on days when investors can neither purchase nor redeem a Fund's Shares. Excelsior Fund's administrators have undertaken to price the securities in the Funds' portfolios, and may use one or more independent pric-ing services in connection with this service.

                       HOW TO PURCHASE AND REDEEM SHARES

DISTRIBUTOR

  Shares in each Fund are continuously offered for sale by Excelsior Fund's sponsor and distributor, Edgewood Services, Inc. (the "Distributor"), a whol-ly-owned subsidiary of Federated Investors, Inc. The

Distributor is a registered broker/dealer. Its principal business address is 5800 Corporate Drive, Pittsburgh, PA 15237-5829.

  At various times the Distributor may implement programs under which a deal-er's sales force may be eligible to win nominal awards for certain sales ef-forts or under which the Distributor will make payments to any dealer that sponsors sales contests or recognition programs conforming to criteria estab-lished by the Distributor, or that participates in sales programs sponsored by the Distributor. The Distributor in its discretion may also from time to time, pursuant to objective criteria established by the Distributor, pay fees to qualifying dealers for certain services or activities which are primarily in-tended to result in sales of Shares of the Funds. If any such program is made available to any dealer, it will be made available to all dealers on the same terms and conditions. Payments made under such programs will be made by the Distributor out of its own assets and not out of the assets of the Funds.

  In addition, the Distributor may offer to pay a fee from its own assets to financial institutions for the continuing investment of customers' assets in the Funds or for providing substantial marketing, sales and operational sup-port. The support may include initiating customer accounts, participating in sales, educational and training seminars, providing sales literature, and en-gineering computer software programs that emphasize the attributes of the Funds. Such assistance will be predicated upon the amount of Shares the finan-cial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution.

PURCHASE OF SHARES

  Shares in each Fund are sold at their net asset value per Share next com-puted after a purchase order is received in good order by the sub-transfer agent or another entity on behalf of Excelsior Fund. The Distributor has es-tablished several procedures for purchasing Shares in order to accommodate different types of investors.

  Shares may be purchased directly by individuals ("Direct Investors") or by institutions ("Institutional Investors" and, collectively with Direct Invest-ors, "Investors"). Shares may also be purchased by customers ("Customers") of the Investment Adviser, its affiliates and correspondent banks, and other in-stitutions ("Shareholder Organizations") that have entered into agreements with Excelsior Fund. A Shareholder Organization may elect to hold of record Shares for its Customers and to record beneficial ownership of Shares on the account statements provided by it to its Customers. If it does so, it is the Shareholder Organization's responsibility to transmit to the Distributor all purchase orders for its Customers and to transmit, on a timely basis, payment for such orders to Chase Global Funds Services Company ("CGFSC"), the Funds' sub-transfer agent, in accordance with the procedures agreed to by the Share-holder Organization and the Distributor. Confirmations of all such Customer purchases and redemptions will be sent by CGFSC to the particular Shareholder Organization. As an alternative, a Shareholder Organization may elect to es-tablish its Customers' accounts of record with CGFSC. In this event, even if the Shareholder Organization continues to place its Customers' purchase and redemption orders with the Funds, CGFSC will send confirmations of such trans-actions and periodic account statements directly to the shareholders of rec-ord. Shares in the Funds bear the expense of fees payable to Shareholder Orga-nizations for such services. See "Management of the Funds--Shareholder Organi-zations."

  Customers wishing to purchase Shares through their Shareholder Organization should contact such entity directly for appropriate instructions. (For a list of Shareholder Organizations in your area, call (800) 446-1012.) An Investor purchasing Shares through a registered investment adviser or certified finan-cial planner may incur transaction charges in connection with such purchases. Such Investors should contact their registered investment adviser or certified financial planner for further information on transaction fees. Investors may also purchase Shares directly from the Distributor in accordance with proce-dures described below under "Purchase Procedures."

PURCHASE PROCEDURES

 General

  Direct Investors may purchase Shares by completing the Application for pur-chase of Shares accompanying this Prospectus and mailing it, together with a check payable to Excelsior Funds, to:

    Excelsior Funds
    c/o Chase Global Funds Services Company
    P.O. Box 2798
    Boston, MA 02208-2798

  Subsequent investments in an existing account in any Fund may be made at any time by sending to the above address a check payable to Excelsior Funds along with: (a) the detachable form that regularly accompanies the confirmation of a prior transaction; (b) a subsequent order form which may be obtained from CGFSC; or (c) a letter stating the amount of the investment, the name of the Fund and the account number in which the investment is to be made. Institu-tional Investors may purchase Shares by transmitting their purchase orders to CGFSC by telephone at (800) 446-1012 or by terminal access. Institutional In-vestors must pay for Shares with Federal funds or funds immediately available to CGFSC.

 Purchases by Wire

  Investors may also purchase Shares by wiring Federal funds to CGFSC. Prior to making an initial investment by wire, an Investor must telephone CGFSC at (800) 446-1012 (from overseas, call (617) 557-8280) for instructions. Federal funds and registration instructions should be wired through the Federal Reserve Sys-tem to:

    The Chase Manhattan Bank
    ABA #021000021
    Excelsior Funds, Account No. 9102732915
    For further credit to:
    Excelsior Funds
    Wire Control Number
    Account Registration
     (including account number)

  Investors making initial investments by wire must promptly complete the Ap-plication accompanying this Prospectus and forward it to CGFSC. Redemptions by Investors will not be processed until the completed Application for purchase of Shares has been received by CGFSC and accepted by the Distributor. Investors making subsequent investments by wire should follow the above instructions.

OTHER PURCHASE INFORMATION

  Except as provided in "Investor Programs" below, the minimum initial invest-ment by an Investor or initial aggregate investment by a Shareholder Organiza-tion investing on behalf of its Customers is $500 per Fund. The minimum subse-quent investment for both types of investors is $50 per Fund. Customers may agree with a particular Shareholder Organization to make a minimum purchase with respect to their accounts. Depending upon the terms of the particular ac-count, Shareholder Organizations may charge a Customer's account fees for auto-matic investment and other cash management services provided. Excelsior Fund reserves the right to reject any purchase order, in whole or in part, or to waive any minimum investment requirements. Third party checks will not be ac-cepted as payment for Fund Shares.

REDEMPTION PROCEDURES

  Customers of Shareholder Organizations holding Shares of record may redeem all or part of their investments in the Funds in accordance with procedures governing their accounts at the Shareholder

Organizations. It is the responsibility of the Shareholder Organizations to transmit redemption orders to CGFSC and credit such Customer accounts with the redemption proceeds on a timely basis. Redemption orders for Institutional In-vestors must be transmitted to CGFSC by telephone at (800) 446-1012 or by ter-minal access. No charge for wiring redemption payments to Shareholder Organiza-tions or Institutional Investors is imposed by Excelsior Fund, although Share-holder Organizations may charge a Customer's account for wiring redemption pro-ceeds. Information relating to such redemption services and charges, if any, is available from the Shareholder Organizations. An Investor redeeming Shares through a registered investment adviser or certified financial planner may in-cur transaction charges in connection with such redemptions. Such Investors should contact their registered investment adviser or certified financial plan-ner for further information on transaction fees. Investors may redeem all or part of their Shares in accordance with any of the procedures described below (these procedures also apply to Customers of Shareholder Organizations for whom individual accounts have been established with CGFSC).

REDEMPTION BY MAIL

  Shares may be redeemed by a Direct Investor by submitting a written request for redemption to:

    Excelsior Funds
    c/o Chase Global Funds Services Company
    P.O. Box 2798
    Boston, MA 02208-2798

  A written redemption request to CGFSC must (i) state the number of Shares to be redeemed, (ii) identify the shareholder account number and tax identifica-tion number, and (iii) be signed by each registered owner exactly as the Shares are registered. If the Shares to be redeemed were issued in certificate form, the certificates must be endorsed for transfer (or accompanied by a duly exe-cuted stock power) and must be submitted to CGFSC together with the redemption request. A redemption request for an amount in excess of $50,000 per account, or for any amount if the proceeds are to be sent elsewhere than the address of record, must be accompanied by signature guarantees from any eligible guarantor institution approved by CGFSC in accordance with its Standards, Procedures and Guidelines for the Acceptance of Signature Guarantees ("Signature Guarantee Guidelines"). Eligible guarantor institutions generally include banks, broker/dealers, credit unions, national securities exchanges, registered secu-rities associations, clearing agencies and savings associations. All eligible guarantor institutions must participate in the Securities Transfer Agents Me-dallion Program ("STAMP") in order to be approved by CGFSC pursuant to the Sig-nature Guarantee Guidelines. Copies of the Signature Guarantee Guidelines and information on STAMP can be obtained from CGFSC at (800) 446-1012 or at the ad-dress given above. CGFSC may require additional supporting documents for re-demptions made by corporations, executors, administrators, trustees and guardi-ans. A redemption request will not be deemed to be properly received until CGFSC receives all required documents in proper form. Payment for Shares re-deemed will ordinarily be made by mail within five Business Days after receipt by CGFSC of the redemption request in good order. Questions with respect to the proper form for redemption requests should be directed to CGFSC at (800) 446-1012 (from overseas, call (617) 557-8280).

REDEMPTION BY WIRE OR TELEPHONE

  Direct Investors who have so indicated on the Application, or have subse-quently arranged in writing to do so, may redeem Shares by instructing CGFSC by wire or telephone to wire the redemption proceeds directly to the Direct In-vestor's account at any commercial bank in the United States. Direct Investors who are shareholders of record may also redeem Shares by instructing CGFSC by telephone to mail a check for redemption proceeds of $500 or more to the share-holder of record at his or her address of record. Institutional Investors may also redeem Shares by instructing CGFSC by telephone at (800) 446-1012 or by terminal access. Only redemptions of $500 or more will be wired to a Direct In-vestor's account. The redemption proceeds for Direct Investors must be paid to the same bank and account as designated on the Application or in written in-structions subsequently received by CGFSC.

  In order to arrange for redemption by wire or telephone after an account has been opened or to change the bank or account designated to receive redemption proceeds, a Direct Investor must send a written request to Excelsior Fund, c/o CGFSC, at the address listed above under "Redemption by Mail." Such requests must be signed by the Direct Investor, with signatures guaranteed (see "Re-demption by Mail" above, for details regarding signature guarantees). Further documentation may be requested.

  CGFSC and the Distributor reserve the right to refuse a wire or telephone redemption if it is believed advisable to do so. Procedures for redeeming Shares by wire or telephone may be modified or terminated at any time by Ex-celsior Fund, CGFSC or the Distributor. EXCELSIOR FUND, CGFSC, AND THE DIS-TRIBUTOR WILL NOT BE LIABLE FOR ANY LOSS, LIABILITY, COST OR EXPENSE FOR ACT-ING UPON TELEPHONE INSTRUCTIONS THAT ARE REASONABLY BELIEVED TO BE GENUINE. IN ATTEMPTING TO CONFIRM THAT TELEPHONE INSTRUCTIONS ARE GENUINE, EXCELSIOR FUND WILL USE SUCH PROCEDURES AS ARE CONSIDERED REASONABLE, INCLUDING RECORDING THOSE INSTRUCTIONS AND REQUESTING INFORMATION AS TO ACCOUNT REGISTRATION.

  If any portion of the Shares to be redeemed represents an investment made by personal check, Excelsior Fund and CGFSC reserve the right not to honor the redemption until CGFSC is reasonably satisfied that the check has been col-lected in accordance with the applicable banking regulations which may take up to 15 days. A Direct Investor who anticipates the need for more immediate ac-cess to his or her investment should purchase Shares by Federal funds or bank wire or by certified or cashier's check. Banks normally impose a charge in connection with the use of bank wires, as well as certified checks, cashier's checks and Federal funds. If a Direct Investor's purchase check is not col-lected, the purchase will be cancelled and CGFSC will charge a fee of $25.00 to the Direct Investor's account.

  During periods of substantial economic or market change, telephone redemp-tions may be difficult to complete. If an Investor is unable to contact CGFSC by telephone, the Investor may also deliver the redemption request to CGFSC in writing at the address noted above under "How to Purchase and Redeem Shares-- Redemption by Mail."

OTHER REDEMPTION INFORMATION

  Except as described in "Investor Programs" below, Investors may be required to redeem Shares in a Fund after 60 days' written notice if due to Investor redemptions the balance in the particular account with respect to the Fund re-mains below $500. If a Customer has agreed with a particular Shareholder Or-ganization to maintain a minimum balance in his or her account at the institu-tion with respect to Shares of a Fund, and the balance in such account falls below that minimum, the Customer may be obliged by the Shareholder Organiza-tion to redeem all or part of his or her Shares to the extent necessary to maintain the required minimum balance.

GENERAL

  Purchase and redemption orders for Shares which are received in good order prior to the close of regular trading hours on the Exchange (currently 4:00 p.m., Eastern Time) on any Business Day are priced according to the net asset value determined on that day. Purchase orders received in good order after the close of regular trading hours on the Exchange are priced at the net asset value per Share determined on the next Business Day.

                               INVESTOR PROGRAMS

EXCHANGE PRIVILEGE

  Investors and Customers of Shareholder Organizations may, after appropriate prior authorization and without an exchange fee imposed by Excelsior Fund, ex-change Shares in a Fund having a value of at least $500 for shares of any other portfolio offered by Excelsior Fund or Excelsior Tax-Exempt Funds, Inc. ("Excelsior Tax-Exempt Fund") or for Trust Shares of Excelsior Institutional Trust, provided that such other shares may legally be sold in the state of the Investor's residence.

  Excelsior Fund currently offers 16 additional portfolios as follows:

    Money Fund, a money market fund seeking as high a level of current income as is consistent with liquidity and stability of principal through invest-ments in high-quality money market investments maturing within 13 months;

     Government Money Fund, a money market fund seeking as high a level of current income as is consistent with liquidity and stability of principal through investments in obligations issued or guaranteed by the U.S. Govern-ment, its agencies or instrumentalities and repurchase agreements collater-alized by such obligations;

    Treasury Money Fund, a money market fund seeking current income generally exempt from state and local income taxes through investments in direct short-term obligations issued by the U.S. Treasury and certain agencies or instrumentalities of the U.S. Government;

    Short-Term Government Securities Fund, a fund seeking a high level of current income by investing principally in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements collateralized by such obligations, and having a dollar-weighted average portfolio maturity of 1 to 3 years;

    Intermediate-Term Managed Income Fund, a fund seeking a high level of current interest income by investing principally in investment grade or better debt obligations and money market instruments, and having a dollar-weighted average portfolio maturity of 3 to 10 years;

    Managed Income Fund, a fund seeking higher current income primarily through investments in investment grade debt obligations, U.S. Government obligations and money market instruments;

    Blended Equity Fund, a fund seeking long-term capital appreciation through investments in a diversified portfolio primarily of equity securi-ties;

    Income and Growth Fund, a fund seeking to provide moderate current income and to achieve capital appreciation as a secondary objective by investing in common stock, preferred stock and securities convertible into common stock;

    Value and Restructuring Fund, a fund seeking long-term capital apprecia-tion by investing in companies benefiting from their restructuring or rede-ployment of assets and operations in order to become more competitive or profitable;

    Small Cap Fund, a fund seeking long-term capital appreciation by invest-ing primarily in companies with capitalization of $1 billion or less;

    Large Cap Growth Fund, a fund seeking superior, risk-adjusted total re-turn by investing in larger companies whose growth prospects, in the opin-ion of its investment adviser, appear to exceed that of the overall market;


    International Fund, a fund seeking total return derived primarily from investments in foreign equity securities;

    Latin America Fund, a fund seeking long-term capital appreciation through investments in companies and securities of governments based in all coun-tries in Central and South America;

    Pacific/Asia Fund, a fund seeking long-term capital appreciation through investments in companies and securities of governments based in Asia and on the Asian side of the Pacific Ocean;

    Pan European Fund, a fund seeking long-term capital appreciation through investments in companies and securities of governments based in Europe; and

    Emerging Markets Fund, a fund seeking long-term capital appreciation through investments primarily in equity securities of emerging country is-suers.

  Excelsior Tax-Exempt Fund currently offers 7 portfolios as follows:

    Tax-Exempt Money Fund, a diversified tax-exempt money market fund seeking a moderate level of current interest income exempt from Federal income taxes through investments primarily in high-quality municipal obligations maturing within 13 months;

    New York Tax-Exempt Money Fund, a non-diversified tax-exempt money market fund seeking a moderate level of current interest income exempt from Fed-eral and, to the extent possible, New York State and New York City income taxes through investments primarily in New York municipal obligations ma-turing within 13 months;

    Short-Term Tax-Exempt Securities Fund, a diversified fund seeking a high level of current interest income exempt from Federal income taxes through investments in municipal obligations and having a dollar-weighted average portfolio maturity of 1 to 3 years;

    Intermediate-Term Tax-Exempt Fund, a diversified fund seeking a high level of current income exempt from Federal income taxes through invest-ments in municipal obligations and having a dollar-weighted average portfo-lio maturity of 3 to 10 years;

    Long-Term Tax-Exempt Fund, a diversified fund seeking to maximize current interest income exempt from Federal income taxes through investments in mu-nicipal obligations and having a dollar-weighted average portfolio maturity of 10 to 30 years;

    New York Intermediate-Term Tax-Exempt Fund, a non-diversified fund de-signed to provide New York investors with a high level of current interest income exempt from Federal and, to the extent possible, New York State and New York City income taxes; this fund invests primarily in New York munici-pal obligations and has a dollar-weighted average portfolio maturity of 3 to 10 years; and

    California Tax-Exempt Income Fund, a non-diversified fund designed to provide California investors with as high a level of current interest in-come exempt from Federal and, to the extent possible, California state per-sonal income taxes as is consistent with relative stability of principal; this fund invests primarily in California municipal obligations and has a dollar-weighted average portfolio maturity of 3 to 10 years.

  Excelsior Institutional Trust currently offers Trust Shares in the following investment portfolios:

    Optimum Growth Fund, a fund seeking superior, risk-adjusted total return through investments in a diversified portfolio of equity securities whose growth prospects, in the opinion of its investment adviser, appear to ex-ceed that of the overall market; and

    Value Equity Fund, a fund seeking long-term capital appreciation through investments in a diversified portfolio of equity securities whose market value, in the opinion of its investment adviser, appears to be undervalued relative to the marketplace.

  An exchange involves a redemption of all or a portion of the Shares in a Fund and the investment of the redemption proceeds in shares of another portfolio of Excelsior Fund, Excelsior Tax-Exempt Fund or Excelsior Institutional Trust. The redemption will be made at the per Share net asset value of the Shares being redeemed next determined after the exchange request is received in good order. The shares of the portfolio to be acquired will be purchased at the per share net asset value of those shares next determined after receipt of the exchange re-quest in good order.

  Investors may find the exchange privilege useful if their investment objec-tives or market outlook should change after they invest in a Fund. For further information regarding exchange privileges, shareholders should call (800) 446-1012 (from overseas, call (617) 557-8280). Investors exercising the exchange privilege with the other portfolios of Excelsior Fund, Excelsior Tax-Exempt Fund or Excelsior Institutional Trust should request and review the prospec-tuses of such funds. Such prospectuses may be obtained by calling the numbers listed above. In order to prevent abuse of this privilege to the disadvantage of other shareholders, Excelsior Fund, Excelsior Tax-Exempt Fund and Excelsior Institutional Trust reserve the right to limit the number of exchange requests of Investors and Customers of Shareholder Organizations to no more than six per year. Excelsior Fund may modify or terminate the exchange program at any time upon 60 days' written notice to shareholders, and may reject any exchange re-quest.

  For Federal income tax purposes, an exchange of Shares is a taxable event and, accordingly, a capital gain or loss may be realized by an Investor. Before making an exchange, an Investor should consult a tax or other financial adviser to determine tax consequences.

  Exchanges by Telephone. For shareholders who have previously selected the telephone exchange option, an exchange order may be placed by calling
(800) 446-1012 (from overseas, please call (617) 557-8280). By establishing the telephone exchange option, a shareholder authorizes CGFSC and the Distributor to act upon telephone instructions believed to be genuine. EXCELSIOR FUND, EX-CELSIOR TAX-EXEMPT FUND, EXCELSIOR INSTITUTIONAL TRUST, CGFSC AND THE DISTRIBU-TOR ARE NOT RESPONSIBLE FOR THE AUTHENTICITY OF EXCHANGE REQUESTS RECEIVED BY TELEPHONE THAT ARE REASONABLY BELIEVED TO BE GENUINE. IN ATTEMPTING TO CONFIRM THAT TELEPHONE INSTRUCTIONS ARE GENUINE, EXCELSIOR FUND, EXCELSIOR TAX-EXEMPT FUND AND EXCELSIOR INSTITUTIONAL TRUST WILL USE SUCH PROCEDURES AS ARE CONSID-ERED REASONABLE, INCLUDING RECORDING THOSE INSTRUCTIONS AND REQUESTING INFORMA-TION AS TO ACCOUNT REGISTRATION.

SYSTEMATIC WITHDRAWAL PLAN

  An Investor who owns Shares of a Fund with a value of $10,000 or more may es-tablish a Systematic Withdrawal Plan. The Investor may request a declining-bal-ance withdrawal, a fixed-dollar withdrawal, a fixed-share withdrawal, or a fixed-percentage withdrawal (based on the current value of Shares in the ac-count) on a monthly, quarterly, semi-annual or annual basis. To initiate the Systematic Withdrawal Plan, an Investor must complete Section 9 of the New Ac-count Application contained in this Prospectus and mail it to CGFSC at the ad-dress given above. Further information on establishing a Systematic Withdrawal Plan may be obtained by calling (800) 446-1012 (from overseas, call (617) 557-
8280).

  Shareholder Organizations may, at their discretion, establish similar system-atic withdrawal plans with respect to the Shares held by their Customers. In-formation about such plans and the applicable procedures may be obtained by Customers directly from their Shareholder Organizations.

RETIREMENT PLANS

  Shares are available for purchase by Investors in connection with the follow-ing tax-deferred prototype retirement plans offered by United States Trust Com-pany of New York:

  IRAs (including "rollovers" from existing retirement plans) for individuals and their spouses;

  Profit Sharing and Money-Purchase Plans for corporations and self-employed individuals and their partners to benefit themselves and their employees; and

  Keogh Plans for self-employed individuals.

  Investors investing in the Funds pursuant to Profit Sharing and Money-Pur-chase Plans and Keogh Plans are not subject to the minimum investment and forced redemption provisions described above. The minimum initial investment for IRAs is $250 per Fund and the minimum subsequent investment is $50 per Fund. Detailed information concerning eligibility, service fees and other mat-ters related to these plans can be obtained by calling (800) 446-1012 (from overseas, call (617) 557-8280). Customers of Shareholder Organizations may purchase Shares of the Funds pursuant to retirement plans if such plans are offered by their Shareholder Organizations.

AUTOMATIC INVESTMENT PROGRAM

  The Automatic Investment Program permits Investors to purchase Shares (mini-mum of $50 per Fund per transaction) at regular intervals selected by the In-vestor. The minimum initial investment for an Automatic Investment Program ac-count is $50 per Fund. Provided the Investor's financial institution allows automatic withdrawals, Shares are purchased by transferring funds from an In-vestor's checking, bank money market or NOW account designated by the Invest-or. At the Investor's option, the account designated will be debited in the specified amount, and Shares will be purchased, once a month, on either the first or fifteenth day, or twice a month, on both days.

  The Automatic Investment Program is one means by which an Investor may use "Dollar Cost Averaging" in making investments. Instead of trying to time mar-ket performance, a fixed dollar amount is invested in Shares at predetermined intervals. This may help Investors to reduce their average cost per Share be-cause the agreed upon fixed investment amount allows more Shares to be pur-chased during periods of lower Share prices and fewer Shares during periods of higher prices. In order to be effective, Dollar Cost Averaging should usually be followed on a sustained, consistent basis. Investors should be aware, how-ever, that Shares bought using Dollar Cost Averaging are purchased without re-gard to their price on the day of investment or to market trends. In addition, while Investors may find Dollar Cost Averaging to be beneficial, it will not prevent a loss if an Investor ultimately redeems his Shares at a price which is lower than their purchase price.

  To establish an Automatic Investment account permitting Investors to use the Dollar Cost Averaging investment method described above, an Investor must com-plete Section 8 of the New Account Application contained in this Prospectus and mail it to CGFSC. An Investor may cancel his participation in this Program or change the amount of purchase at any time by mailing written notification to CGFSC, P.O. Box 2798, Boston, MA 02208-2798 and notification will be effec-tive three Business Days following receipt. Excelsior Fund may modify or ter-minate this privilege at any time or charge a service fee, although no such fee currently is contemplated. An Investor may also implement the Dollar Cost Averaging method on his own initiative or through other entities.

                          DIVIDENDS AND DISTRIBUTIONS

  Dividends from the net investment income of the Funds are declared and paid at least annually. For dividend purposes, a Fund's investment income is re-duced by accrued expenses directly attributable to that Fund and the general expenses of Excelsior Fund prorated to that Fund on the basis of its relative net assets. Net realized capital gains are distributed at least annually. Div-idends and distributions will reduce the net asset value of each of the Funds by the amount of the dividend or distribution. All dividends and distributions paid on Shares held of record by the Investment Adviser and its affiliates or correspondent banks will be paid in cash. Direct and Institutional Investors and Customers of other Shareholder Organizations will receive dividends and distributions in additional Shares of the Fund on which the dividend or dis-tribution is paid (as determined on the payable date), unless they have re-quested in writing (received by CGFSC at Excelsior Fund's address prior to the payment date) to receive dividends and distributions in cash. Reinvested divi-dends and distributions receive the same tax treatment as those paid in cash.

                                     TAXES

FEDERAL

  Each of the Funds qualified for its last taxable year as a "regulated in-vestment company" under the Code. Each Fund excepts to so qualify in future years. Such qualification generally relieves a Fund of liability for Federal income taxes to the extent its earnings are distributed in accordance with the Code.

  Qualification as a regulated investment company under the Code requires, among other things, that a Fund distribute to its shareholders an amount equal to at least 90% of its investment company taxable income for each taxable year. In general, a Fund's investment company taxable income will be its in-come (including dividends and interest), subject to certain adjustments and excluding the excess of any net long-term capital gain for the taxable year over the net short-term capital loss, if any, for such year. Each Fund intends to distribute substantially all of its investment company taxable income each year. Such dividends will be taxable as ordinary income to Fund shareholders who are not currently exempt from Federal income taxes, whether such income is received in cash or reinvested in additional Shares. (Federal income taxes for distributions to IRAs and qualified pension plans are deferred under the Code.) The dividends received deduction for corporations will apply to such ordinary income distributions to the extent of the total qualifying dividends received by a Fund from domestic corporations for the taxable year.

  With respect to the Real Estate Fund, the dividends received deduction is not available for dividends attributable to distributions made by a REIT to the Fund. In addition, distributions paid by REITs often include a "return of capital." The Code requires a REIT to distribute at least 95% of its taxable income to investors. In many cases, however, because of "non-cash" expenses such as property depreciation, an equity REIT's cash flow will exceed its tax-able income. The REIT may distribute this excess cash to offer a more competi-tive yield. This portion of the distribution is deemed a return of capital, and is generally not taxable to shareholders. However, if shareholders receive a return of capital, the basis of their shares is decreased by the amount of such return of capital. This, in turn, affects the capital gain or loss real-ized when shares of the Fund are exchanged or sold. If the Real Estate Fund makes distributions in excess of its earnings, a shareholder's basis in the Fund will be reduced by the amount of such return of capital if such share-holder elects to receive distributions in cash (as opposed to having them re-invested in additional shares of the Fund). If a shareholder's basis is re-duced to zero, any further return of capital distribution is taxable as a cap-ital gain.

  Distributions by a Fund of the excess of its net long-term capital gain over its net short-term capital loss are taxable to shareholders as long-term capi-tal gain, regardless of how long the shareholders have held their Shares and whether such distributions are received in cash or reinvested in additional Shares. Such distributions are not eligible for the dividends received deduc-tion.

  Dividends declared in October, November or December of any year payable to shareholders of record on a specified date in such months will be deemed to have been received by shareholders and paid by a Fund on December 31 of such year if such dividends are actually paid during January of the following year.

  An investor considering buying Shares of a Fund on or just before the record date of a dividend should be aware that the amount of the forthcoming dividend payment, although in effect simply a return of a portion of his investment, will be taxable to him.

  A taxable gain or loss may be realized by a shareholder upon his redemption, transfer or exchange of Shares depending upon the tax basis of such Shares and their price at the time of redemption, transfer or exchange. If a shareholder holds Shares for six months or less and during that time receives a capital gain dividend on those Shares, any loss recognized on the sale or exchange of those Shares will be treated as a long-term capital loss to the extent of the capital gain dividend. Generally, a shareholder may include sales charges incurred upon the purchase of Shares in his tax basis for such Shares for the purpose of deter-mining gain or loss on a redemption, transfer or exchange of such Shares. How-ever, if the shareholder effects an exchange of such Shares for Shares of an-other Fund within 90 days of the purchase and is able to reduce the sales charges otherwise applicable to the new Shares (by virtue of the exchange privilege), the amount equal to such reduction may not be included in the tax basis of the shareholder's exchanged Shares for the purpose of determining gain or loss, but may be included (subject to the same limitation) in the tax basis of the new Shares.

  Qualification as a regulated investment company under the Code also requires that each Fund satisfy certain requirements with respect to the source of its income for a taxable year. At least 90% of the gross income of each Fund must be derived from qualifying income, i.e., dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, and other income (including, but not limited to, gains from options, futures, or forward contracts) derived with respect to the Fund's business of investing in such stock, securities or cur-rencies. Since qualifying income does not include income derived from the sale or other disposition of precious metals, the extent to which the Energy and Natural Resources Fund invests in precious metals may be limited. The Treasury Department may by regulation exclude from qualifying income foreign currency gains which are not directly related to a Fund's principal business of invest-ing in stock or securities, or options and futures with respect to stock or securities. Any income derived by a Fund from a partnership or trust is treated for this purpose as derived with respect to the Fund's business of in-vesting in stock, securities or currencies only to the extent that such income is attributable to items of income which would have been qualifying income if realized by the Fund in the same manner as by the partnership or trust.

  The foregoing summarizes some of the important tax considerations generally affecting the Funds and their shareholders and is not intended as a substitute for careful tax planning. Accordingly, potential investors in the Funds should consult their tax advisers with specific reference to their own tax situa-tions. Shareholders will be advised annually as to the Federal income tax con-sequences of distributions made each year.

STATE AND LOCAL

  Purchasers are advised to consult their tax advisers concerning the applica-tion of state and local taxes, which may have different consequences from those of the Federal income tax law described above.

                            MANAGEMENT OF THE FUNDS

  The business and affairs of the Funds are managed under the direction of Ex-celsior Fund's Board of Directors. The Statement of Additional Information contains the names of and general background information concerning Excelsior Fund's directors.

INVESTMENT ADVISER

  United States Trust Company of New York ("U.S. Trust New York") and U.S. Trust Company of Connecticut ("U.S. Trust Connecticut" and, collectively with U.S. Trust New York, "U.S. Trust" or the "Investment Adviser") serve as the Investment Adviser to the Funds. U.S. Trust New York is a state- chartered bank and trust company and a member bank of the Federal Reserve System. U.S. Trust Connecticut is a Connecticut state bank and trust company. U.S. Trust New York and U.S. Trust Connecticut are wholly-owned subsidiaries of U.S. Trust Corporation, a registered bank holding company.

  The Investment Adviser provides trust and banking services to individuals, corporations, and institutions both nationally and internationally, including investment management, estate and trust administration, financial planning, corporate trust and agency banking, and personal and corporate banking. On De-cember 31, 1997, the Asset Management Groups of U.S. Trust New York and U.S. Trust Connecticut had approximately $61.2 billion in aggregate assets under management. U.S. Trust New York has its principal offices at 114 W. 47th Street, New York, New York 10036. U.S. Trust Connecticut has its principal of-fices at 225 High Ridge Road, East Building, Stamford, CT 06905.

  The Investment Adviser manages each Fund, makes decisions with respect to and places orders for all purchases and sales of its portfolio securities, and maintains records relating to such purchases and sales.

  The Energy and Natural Resources Fund's portfolio manager, Michael E. Hoo-ver, is the person primarily responsible for the day-to-day management of the Fund's investment portfolio. Mr. Hoover, Senior Vice President and Senior Ana-lyst, has been with U.S. Trust since 1989 and has managed the Fund since De-cember 1995.

  Katherine Ellis and Joan Ellis are the persons primarily responsible for the day-to-day management of the Real Estate Fund's investment portfolio. Ms. Katherine Ellis, Senior Vice President in the Investment Division, has been employed by U.S. Trust since 1986. Ms. Joan Ellis, Vice President in the In-vestment Research Division, has been employed by U.S. Trust since 1984. Ms. Ellis and Ms. Ellis have managed the Fund since its inception.

  For the services provided and expenses assumed pursuant to its Investment Advisory Agreement, the Investment Adviser is entitled to be paid a fee, com-puted daily and paid monthly, at the annual rates of: 0.60% of the average daily net assets of the Energy and Natural Resources Fund; and 1.00% of the average daily net assets of the Real Estate Fund.

  Prior to May 16, 1997, U.S. Trust New York served as investment adviser to the Energy and Natural Resources Fund pursuant to an advisory agreement sub-stantially similar to the Investment Advisory Agreement currently in effect for the Fund. For the fiscal year or period ended March 31, 1998, U.S. Trust received an advisory fee at the effective annual rates of 0.52% and 0.80% of the average daily net assets of the Energy and Natural Resources and Real Es-tate Funds, respectively. For the same period, U.S. Trust waived advisory fees at the effective annual rates of 0.08% and 0.20% of the average daily net as-sets of the Energy and Natural Resources and Real Estate Funds, respectively.

  From time to time, the Investment Adviser may voluntarily waive all or a portion of the advisory fees payable to it by a Fund, which waiver may be ter-minated at any time. See "Management of the Funds--Shareholder Organizations" for additional information on fee waivers.

  In executing portfolio transactions for the Funds, the Investment Adviser may use affiliated brokers in accordance with the requirements of the 1940 Act. The Investment Adviser may also take into account the sale of Excelsior Fund's shares in allocating brokerage transactions.

ADMINISTRATORS

  CGFSC, Federated Administrative Services and U.S. Trust Connecticut serve as the Funds' administrators (the "Administrators") and provide them with general administrative and operational assistance. The Administrators also serve as administrators of the other portfolios of Excelsior Fund and of all the port-folios of Excelsior Tax-Exempt Fund and Excelsior Institutional Trust, which are also advised by the Investment Adviser and its affiliates and distributed by the Distributor. For the services provided to all portfolios of Excelsior Fund, Excelsior Tax-Exempt Fund and Excelsior Institutional Trust (except the international portfolios of Excelsior Fund and Excelsior Institutional Trust), the Administrators are entitled jointly to annual fees, computed daily and paid monthly, based on the combined aggregate average daily net assets of the three companies (excluding the international portfolios of Excelsior Fund and Excelsior Institutional Trust) as follows:

                  COMBINED AGGREGATE AVERAGE DAILY NET ASSETS OF
                   EXCELSIOR FUND, EXCELSIOR TAX-EXEMPT FUND AND
            EXCELSIOR INSTITUTIONAL TRUST (EXCLUDING THE INTERNATIONAL
                    PORTFOLIOS OF EXCELSIOR FUND AND EXCELSIOR                   ANNUAL
                               INSTITUTIONAL TRUST)                               FEE
            ----------------------------------------------------------           ------
   first $200 million..........................................................   .200%
   next $200 million...........................................................   .175%
   over $400 million...........................................................   .150%

  Administration fees payable to the Administrators by each portfolio of Ex-celsior Fund, Excelsior Tax-Exempt Fund and Excelsior Institutional Trust are allocated in proportion to their relative average daily net assets at the time of determination. From time to time, the Administrators may voluntarily waive all or a portion of the administration fee payable to them by a Fund, which waivers may be terminated at any time. See "Management of the Funds--Share-holder Organizations" for additional information on fee waivers.

  Prior to May 16, 1997, CGFSC, Federated Administrative Services and U.S. Trust New York served as Excelsior Fund's administrators pursuant to an admin-istration agreement substantially similar to the administration agreement cur-rently in effect for Excelsior Fund. For the fiscal year or period ended March 31, 1998, CGFSC, Federated Administrative Services and U.S. Trust received an aggregate administration fee at the effective annual rates of 0.148% and 0.153% of the average daily net assets of the Energy and Natural Resources and Real Estate Funds, respectively, and waived administration fees at the effec-tive annual rate of 0.005% of the Energy and Natural Resources Fund's average daily net assets.

SHAREHOLDER ORGANIZATIONS

  As described above under "Purchase of Shares," Excelsior Fund has agreements with certain Shareholder Organizations--firms that provide services, which may include acting as record shareholder, to their Customers who beneficially own Shares. As a consideration for these services, a Fund will pay the Shareholder Organization an administrative service fee up to the annual rate of 0.40% of the average daily net asset value of its Shares held by the Shareholder Orga-nization's Customers. Such services, which are described more fully in the Statement of Additional Information under "Management of the Funds--Share-holder Organizations," may include assisting in processing purchase, exchange and redemption requests; transmitting and receiving funds in connection with Customer orders to purchase, exchange or redeem Shares; and providing periodic statements. It is the responsibility of Shareholder Organizations to advise Customers of any fees that they may charge in connection with a Customer's in-vestment. Until further notice, the Investment Adviser and Administrators have voluntarily agreed to waive fees payable by a Fund in an aggregate amount equal to administrative service fees payable by that Fund.

BANKING LAWS

  Banking laws and regulations currently prohibit a bank holding company reg-istered under the Federal Bank Holding Company Act of 1956 or any bank or non-bank affiliate thereof from sponsoring, organizing or controlling a regis-tered, open-end investment company continuously engaged in the issuance of its shares, and prohibit banks generally from issuing, underwriting, selling or distributing securities such as Shares of the Funds, but such banking laws and regulations do not prohibit such a holding company or affiliate or banks gen-erally from acting as investment adviser, transfer agent, or custodian to such an investment company, or from purchasing shares of such company for and upon the order of customers. The Investment Adviser, CGFSC and certain Shareholder Organizations may be subject to such banking laws and regulations. State securities laws may differ from the interpretations of Federal law discussed in this paragraph and banks and fi-nancial institutions may be required to register as dealers pursuant to state law.

  Should legislative, judicial, or administrative action prohibit or restrict the activities of the Investment Adviser or other Shareholder Organizations in connection with purchases of Fund Shares, the Investment Adviser and such Shareholder Organizations might be required to alter materially or discontinue the investment services offered by them to Customers. It is not anticipated, however, that any resulting change in the Funds' method of operations would affect their net asset values per Share or result in financial loss to any shareholder.

                         DESCRIPTION OF CAPITAL STOCK

  Excelsior Fund was organized as a Maryland corporation on August 2, 1984. Currently, Excelsior Fund has authorized capital of 35 billion shares of Com-mon Stock, $.001 par value per share, classified into 43 series of shares rep-resenting interests in 18 investment portfolios. This Prospectus describes the Energy and Natural Resources and Real Estate Funds.

  Each Share in a Fund represents an equal proportionate interest in the par-ticular Fund with other shares of the same class, and is entitled to such div-idends and distributions out of the income earned on the assets belonging to such Fund as are declared in the discretion of Excelsior Fund's Board of Di-rectors. Excelsior Fund's Charter authorizes the Board of Directors to clas-sify or reclassify any class of shares into one or more additional classes or series.

  Excelsior Fund's shareholders are entitled to one vote for each full share held and fractional votes for fractional shares held and will vote in the ag-gregate and not by class or series, except as otherwise expressly required by law.

  Certificates for Shares will not be issued unless expressly requested in writing to CGFSC and will not be issued for fractional Shares.

  As of July 8, 1998, U.S. Trust and its affiliates held of record substan-tially all of Excelsior Fund's outstanding shares as agent or custodian for their customers, but did not own such shares beneficially because they did not have voting or investment discretion with respect to such shares.

                         CUSTODIAN AND TRANSFER AGENT

  The Chase Manhattan Bank ("Chase"), a wholly-owned subsidiary of The Chase Manhattan Corporation, serves as the custodian of the Funds' assets. Communi-cations to the custodian should be directed to Chase, Mutual Funds Service Di-vision, 3 Chase MetroTech Center, 8th Floor, Brooklyn, NY 11245.

  U.S. Trust New York serves as the Funds' transfer and dividend disbursing agent. U.S. Trust New York has also entered into a sub-transfer agency ar-rangement with CGFSC, 73 Tremont Street, Boston, Massachusetts 02108-3913, pursuant to which CGFSC provides certain transfer agent, dividend disbursement and registrar services to the Funds.

                                   EXPENSES

  Except as otherwise noted, the Investment Adviser and the Administrators bear all expenses in connection with the performance of their services. The Funds bear the expenses incurred in their operations. Expenses of the Funds include taxes; interest; fees (including fees paid to Excelsior Fund's

Directors and officers who are not affiliated with the Distributor or the Ad-ministrators); SEC fees; state securities qualifications fees; costs of pre-paring and printing prospectuses for regulatory purposes and for distribution to shareholders; advisory, administration and administrative servicing fees; charges of the custodian, transfer agent, and dividend disbursing agent; cer-tain insurance premiums; outside auditing and legal expenses; costs of share-holder reports and shareholder meetings; and any extraordinary expenses. The Funds also pay for brokerage fees and commissions in connection with the pur-chase of portfolio securities.

                       PERFORMANCE AND YIELD INFORMATION

  From time to time, in advertisements or in reports to shareholders, the per-formance and yields of the Funds may be quoted and compared to that of other mutual funds with similar investment objectives and to stock or other relevant indices or to rankings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For exam-ple, the performance of a Fund may be compared to data prepared by Lipper Ana-lytical Services, Inc., a widely recognized independent service which monitors the performance of mutual funds, the Standard & Poor's 500 Stock Index ("S&P 500"), an unmanaged index of common stocks of 500 companies, most of which are listed on the Exchange, the Consumer Price Index, or the Dow Jones Industrial Average, a recognized unmanaged index of common stocks of 30 industrial compa-nies listed on the Exchange.

  The performance of the Real Estate Fund may be compared to the S&P REIT In-dex, an unmanaged index of over 100 publicly traded equity, mortgage and hy-brid REITs which have high levels of liquidity and market capitalizations of at least $100 million, or the Morgan Stanley REIT Index, an unmanaged index of all publicly traded equity REITs (except health care REITs) which have total market capitalizations of at least $100 million and are considered liquid.

  Performance and yield data as reported in national financial publications, including but not limited to Money Magazine, Forbes, Barron's, The Wall Street Journal and The New York Times, or in publications of a local or regional na-ture, may also be used in comparing the performance and yields of the Funds.

  From time to time, each Fund may advertise its performance by using "average annual total return" over various periods of time. Such total return figure reflects the average percentage change in the value of an investment in a Fund from the beginning date of the measuring period to the end of the measuring period. Average total return figures will be given for the most recent one-year period, and may be given for other periods as well (such as from the com-mencement of a Fund's operations, or on a year-by-year basis). Each Fund may also use aggregate total return figures for various periods, representing the cumulative change in the value of an investment in the Fund for the specific period. Both methods of calculating total return assume that dividends and capital gain distributions made by a Fund during the period are reinvested in Fund Shares.

  Performance and yields will fluctuate and any quotation of performance and yield should not be considered as representative of a Fund's future perfor-mance. Since yields fluctuate, yield data cannot necessarily be used to com-pare an investment in the Funds with bank deposits, savings accounts and simi-lar investment alternatives which often provide an agreed or guaranteed fixed yield for a stated period of time. Shareholders should remember that perfor-mance and yield are generally functions of the kind and quality of the instru-ments held in a portfolio, portfolio maturity, operating expenses, and market conditions. Any fees charged by Shareholder Organizations with respect to ac-counts of Customers that have invested in Shares will not be included in cal-culations of performance and yield.

                                 MISCELLANEOUS

  Shareholders will receive unaudited semiannual reports describing the Funds' investment operations and annual financial statements audited by the Funds' independent auditors.

  As used in this Prospectus, a "vote of the holders of a majority of the out-standing shares" of Excelsior Fund or a particular Fund means, with respect to the approval of an investment advisory agreement or a change in a fundamental investment policy, the affirmative vote of the lesser of (a) more than 50% of the outstanding shares of Excelsior Fund or such Fund, or (b) 67% or more of the shares of Excelsior Fund or such Fund present at a meeting if more than 50% of the outstanding shares of Excelsior Fund or such Fund are represented at the meeting in person or by proxy.

  Inquiries regarding any of the Funds may be directed to the Distributor at the address listed under "Distributor."

                   INSTRUCTIONS FOR NEW ACCOUNT APPLICATION

OPENING YOUR ACCOUNT:

  Complete the Application and mail to:
                                          FOR OVERNIGHT DELIVERY: send to:


  Excelsior Funds                         Excelsior Funds
  c/o Chase Global Funds Services Company c/o Chase Global Funds Services Com-
  P.O. Box 2798                           pany
  Boston, MA 02208-2798                   73 Tremont Street
                                          Boston, MA 02108-3913

  Please enclose with the Application your check made payable to the "Excel-sior Funds" in the amount of your investment.

  For direct wire purchases please refer to the section of the Prospectus en-titled "How to Purchase and Redeem Shares--Purchase Procedures."

MINIMUM INVESTMENTS:

  Except as provided in the Prospectus, the minimum initial investment is $500 per Fund; subsequent investments must be in the minimum amount of $50 per Fund. Investments may be made in excess of these minimums.

REDEMPTIONS:

  Shares can be redeemed in any amount and at any time in accordance with pro-cedures described in the Prospectus. In the case of shares recently purchased by check, redemption proceeds will not be made available until the transfer agent is reasonably assured that the check has been collected in accordance with applicable banking regulations.

  Certain legal documents will be required from corporations or other organi-zations, executors and trustees, or if redemption is requested by anyone other than the shareholder of record. Written redemption requests in excess of $50,000 per account must be accompanied by signature guarantees.

SIGNATURES: Please be sure to sign the Application.

  If the shares are registered in the name of:

    - an individual, the individual should sign.
    - joint tenants, both tenants should sign.
    - a custodian for a minor, the custodian should sign.
    - a corporation or other organization, an authorized officer should sign (please indicate corporate office or title).*
    - a trustee or other fiduciary, the fiduciary or fiduciaries should sign (please indicate capacity).*
  * A corporate resolution or appropriate certificate may be required.

QUESTIONS:

  If you have any questions regarding the Application or redemption require-ments, please contact the sub-transfer agent at (800) 446-1012 between 9:00 a.m. and 5:00 p.m. (Eastern Time).

                             EXCELSIOR FUNDS, INC.

                       Energy and Natural Resources Fund



                      STATEMENT OF ADDITIONAL INFORMATION



                                 August 1, 1998



This Statement of Additional Information is not a prospectus but should be read in conjunction with the current prospectus for the Energy and Natural Resources Fund (the "Fund") of Excelsior Funds, Inc. ("Excelsior Fund") dated August 1, 1998 (the "Prospectus"). Much of the information contained in this Statement of Additional Information expands upon the subjects discussed in the Prospectus.
No investment in shares of the Fund described herein (the "Shares") should be made without reading the Prospectus. A copy of the Prospectus may be obtained by writing Excelsior Fund c/o Chase Global Funds Services Company, 73 Tremont Street, Boston, MA 02108-3913 or by calling (800) 446-1012.

                               TABLE OF CONTENTS
                               -----------------

                                                          Page
                                                          ----

INVESTMENT OBJECTIVE AND POLICIES.......................    1

     Other Investment Considerations....................    1
     Additional Information on Portfolio Instruments....    2
     Additional Investment Limitations..................    9

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION..........   11

INVESTOR PROGRAMS.......................................   12

     Systematic Withdrawal Plan.........................   12
     Exchange Privilege.................................   13
     Other Investor Programs............................   13

DESCRIPTION OF CAPITAL STOCK............................   13

MANAGEMENT OF THE FUND..................................   15

     Directors and Officers.............................   15
     Investment Advisory and Administration Agreements..   21
     Shareholder Organizations..........................   23
     Expenses...........................................   24
     Custodian and Transfer Agent.......................   24

PORTFOLIO TRANSACTIONS..................................   25

INDEPENDENT AUDITORS....................................   27

COUNSEL.................................................   27

ADDITIONAL INFORMATION CONCERNING TAXES.................   28

PERFORMANCE INFORMATION.................................   29

MISCELLANEOUS...........................................   31

FINANCIAL STATEMENTS....................................   32

APPENDIX A..............................................  A-1

                       INVESTMENT OBJECTIVE AND POLICIES
                       ---------------------------------


          The investment objective and policies of the Energy and Natural Resources Fund (prior to August 18, 1997, the "Long-Term Supply of Energy Fund") are described in the Prospectus. The following information supplements the description of the Fund's investment objective and policies as set forth in the Prospectus.

Other Investment Considerations
-------------------------------

          The Fund invests primarily in common stocks, but may also purchase both preferred stocks and securities convertible into common stock at the discretion of United States Trust Company of New York ("U.S. Trust New York") and U.S. Trust Company of Connecticut ("U.S. Trust Connecticut" and, collectively with U.S. Trust New York, the "Investment Adviser" or "U.S. Trust"). While current income is secondary to the objective of long-term capital appreciation, the Investment Adviser expects that the broad and varied strategies utilized by it will result in somewhat more current income than would be generated if the Investment Adviser utilized a single strategy more narrowly focused on rapid growth of principal and involving exposure to higher levels of risk.

          The Investment Adviser's investment philosophy is to identify investment values available in the market at attractive prices. Investment value arises from the ability to generate earnings or from the ownership of assets or resources. Underlying earnings potential and asset values are frequently demonstrable but not recognized in the market prices of the securities representing their ownership. The Investment Adviser employs the following three different but closely interrelated portfolio strategies to focus and organize its search for investment values.

          1.  Problem/Opportunity Companies.  Important investment opportunities
              -----------------------------
often occur where companies develop solutions to large, complex, fundamental problems, such as declining industrial productivity; rising costs and declining sources of energy; the economic imbalances and value erosion caused by years of high inflation and interest rates; the soaring costs and competing priorities of providing health care; and the accelerating interdependence and "shrinking size" of the world.

          Solutions or parts of solutions to large problems may be generated by established companies or comparatively new companies of all sizes through the development of new products, technologies or services, or through new applications of older ones.

          Investment in such companies represents a very wide range of investment potential, current income return rates, and exposure to fundamental and market risks. Income generated by the Fund's investments in these companies would be expected to be moderate, characterized by lesser rates than those of a fund whose sole objective is current income, and somewhat higher rates than those of a higher-risk growth fund.

          2.  Transaction Value Companies.  In the opinion of the Investment
              ---------------------------
Adviser, the stock market frequently values the aggregate ownership of a company at a substantially lower figure than its component assets would be worth if they were sold off separately over time. Such assets may include intangible assets such as product and market franchises, operating know-how, or distribution systems, as well as such tangible properties as oil reserves, timber, real estate, or production facilities. Investment opportunities in these companies are determined by the magnitude of difference between economic worth and current market price.

          Market undervaluations are very often corrected by purchase and sale, restructuring of the company, or market appreciation to recognize the actual worth. The recognition process may well occur over time, however, incurring a form of time-exposure risk. Success from investing in these companies is often great, but may well be achieved only after a waiting period of inactivity.

          Income derived from investing in undervalued companies is expected to be moderately greater than that derived from investments in either the Problem/Opportunity or Early Life Cycle companies.

          3.  Early Life Cycle Companies.  Investments in Early Life Cycle
              --------------------------
companies tend to be narrowly focused on an objective of higher rates of capital appreciation. They correspondingly will involve a significantly greater degree of risk and the reduction of current income to a negligible level. Such investments will not be limited to new, small companies engaged only in frontier technology, but will seek opportunities for maximum appreciation through the full spectrum of business operations, products, services, and asset values. Consequently, the Fund's investments in Early Life Cycle companies are primarily in younger, small- to medium- sized companies in the early stages of their development. Such companies are usually more flexible in trying new approaches to problem-solving and in making new or different employment of assets. Because of the high risk level involved, the ratio of success among such companies is lower than the average, but for those companies which succeed, the magnitude of investment reward is potentially higher.


Additional Information on Portfolio Instruments
-----------------------------------------------

          Options
          -------

          As stated in the Prospectus, the Fund may purchase put and call options listed on a national securities exchange and issued by the Options Clearing Corporation. Such purchases would be in an amount not exceeding 5% of the Fund's net assets. Purchase of options is a highly specialized activity which entails greater than ordinary investment risks. Regardless of how much the market price of the underlying security increases or decreases, the option buyer's risk is limited to the amount of the original investment for the purchase of the option. However, options may be more volatile than the underlying securities, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying securities. A listed call option gives the purchaser of the option the right to buy from a clearing corporation, and the writer has the obligation to sell to the clearing corporation, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligations under the option contract. A listed put option gives the purchaser the right to sell to a clearing corporation the underlying security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security. Put and call options purchased by the Fund will be valued at the last sale price or, in the absence of such a price, at the mean between bid and asked prices.

          Also as stated in the Prospectus, the Fund may engage in writing covered call options and enter into closing purchase transactions with respect to such options. When the Fund writes a covered call option, it may terminate its obligation to sell the underlying security prior to the expiration date of the option by executing a closing purchase transaction, which is effected by purchasing on an exchange an option of the same series (i.e., same underlying security, exercise price and expiration date) as the option previously written. Such a purchase does not result in the ownership of an option. A closing purchase transaction will ordinarily be effected to realize a profit on an outstanding call option, to prevent an underlying security from being called, to permit the sale of the underlying security or to permit the writing of a new call option containing different terms on such underlying security. The cost of such a liquidation purchase plus transaction costs may be greater than the premium received upon the original option, in which event the writer will have incurred a loss on the transaction. An option position may be closed out only on an exchange which provides a secondary market for an option of the same series. There is no assurance that a liquid secondary market on an exchange will exist for any particular option. A covered option writer, unable to effect a closing purchase transaction, will not be able to sell the underlying security until the option expires or the underlying security is delivered upon exercise, with the result that the writer in such circumstances will be subject to the risk of market decline in the underlying security during such period. The Fund will write an option on a particular security only if the Investment Adviser believes that a liquid secondary market will exist on an exchange for options of the same series, which will permit the Fund to make a closing purchase transaction in order to close out its position.

          When the Fund writes an option, an amount equal to the net premium (the premium less the commission) received by the Fund is included in the liability section of the Fund's statement of assets and liabilities as a deferred credit. The amount of the deferred credit will be subsequently marked to market to reflect the current value of the option written. The current value of the traded option is the last sale price or, in the absence of a sale, the average of the closing bid and asked prices. If an option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold), and the deferred credit related to such option will be eliminated. If an option is exercised, the Fund may deliver the underlying security from its portfolio or purchase the underlying security in the open market. In either event, the proceeds of the sale will be increased by the net premium originally received, and the Fund will realize a gain or loss. Premiums from expired call options written by the Fund and net gains from closing purchase transactions are treated as short-term capital gains for Federal income tax purposes, and losses on closing purchase transactions are short-term capital losses.

          Repurchase Agreements
          ---------------------

          The repurchase price under the repurchase agreements described in the Prospectus generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement). Securities subject to repurchase agreements are held by the Fund's custodian (or sub-custodian) or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered loans by the Fund under the Investment Company Act of 1940, as amended (the "1940 Act").

          Futures Contracts and Related Options
          -------------------------------------

          The Fund may invest in futures contracts and options thereon. The Fund may enter into interest rate futures contracts, precious metals futures contracts and other types of financial futures contracts, including foreign currency futures contracts, as well as any index or foreign market futures which are available on recognized exchanges or in other established financial markets. A futures contract on foreign currency creates a binding obligation on one party to deliver, and a corresponding obligation on another party to accept delivery of, a stated quantity of a foreign currency for an amount fixed in U.S. dollars. Foreign currency futures, which operate in a manner similar to interest rate futures contracts, may be used by the Fund to hedge against exposure to fluctuations in exchange rates between the U.S. dollar and other currencies arising from multinational transactions.

          Futures contracts will not be entered into for speculative purposes, but to hedge risks associated with the Fund's investments. Positions in futures contracts may be closed out only on an exchange which provides a secondary market for such futures. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position. In the event of adverse price movements, the Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if the Fund has insufficient cash, it may have to sell portfolio holdings to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, the Fund may be required to make delivery of the instruments underlying futures contracts it holds. The inability to close options and futures positions also could have an adverse impact on the Fund's ability to effectively hedge.

          Successful use of futures by the Fund is also subject to the Investment Adviser's ability to correctly predict movements in the direction of the market. For example, if the Fund has hedged against the possibility of a decline in the market adversely affecting securities or precious metals held by it and securities or precious metals prices increase instead, the Fund will lose part or all of the benefit to the increased value of its securities or precious metals which it has hedged because it will have approximately equal offsetting losses in its futures positions. In addition, in some situations, if the Fund has insufficient cash, it may have to sell securities or precious metals to meet daily variation margin requirements. Such sales of securities or precious metals may be, but will not necessarily be, at increased prices which reflect the rising market. The Fund may have to sell securities or precious metals at a time when it may be disadvantageous to do so.

          The risk of loss in trading futures contracts in some strategies can be substantial, due both to the low margin deposits required, and the extremely high degree of leverage involved in futures pricing. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss (as well as gain) to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, before any deduction for the transaction costs, if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the contract.

          Utilization of futures transactions by the Fund involves the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in a futures contract or related option.

          Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

          The trading of futures contracts is also subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other disruptions of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.


          Options on Futures Contracts
          ----------------------------

          The Fund may purchase options on the futures contracts described above. A futures option gives the holder, in return for the premium paid, the right to buy (call) from or sell (put) to the writer of the option a futures contract at a specified price at any time during the period of the option. Upon exercise, the writer of the option is obligated to pay the difference between the cash value of the futures contract and the exercise price. Like the buyer or seller of a futures contract, the holder, or writer, of an option has the right to terminate its position prior to the scheduled expiration of the option by selling, or purchasing, an option of the same series, at which time the person entering into the closing transaction will realize a gain or loss.

          Investments in futures options involve some of the same considerations that are involved in connection with investments in futures contracts (for example, the existence of a liquid secondary market). In addition, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased. Depending on the pricing of the option compared to either the futures contract upon which it is based, or upon the price of the instruments being hedged, an option may or may not be less risky than ownership of the futures contract or such instruments. In general, the market prices of options can be expected to be more volatile than the market prices on the underlying futures contract. Compared to the purchase or sale of futures contracts, however, the purchase of call or put options on futures contracts may frequently involve less potential risk to the Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). Although permitted by its fundamental investment policies, the Fund does not currently intend to write futures options, and will not do so in the future absent any necessary regulatory approvals.

          When-Issued and Forward Transactions
          ------------------------------------

          When the Fund agrees to purchase securities on a "when-issued" or "forward commitment" basis, the custodian will set aside liquid assets equal to the amount of the commitment in a separate account. Normally, the custodian will set aside portfolio securities to satisfy a purchase commitment and, in such case, the Fund may be required subsequently to place additional liquid assets in the separate account in order to ensure that the value of the account remains equal to the amount of the Fund's commitment. It may be expected that the Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. Because the Fund will set aside liquid assets to satisfy its purchase commitments in the manner described above, its liquidity and ability to manage its portfolio might be affected in the event its forward commitments or commitments to purchase "when-issued" securities ever exceed 25% of the value of its assets.

          The Fund will purchase securities on a "when-issued" or "forward commitment" basis only with the intention of completing the transaction. If deemed advisable as a matter of investment strategy, however, the Fund may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. In these cases, the Fund may realize a taxable capital gain or loss.

          When the Fund engages in "when-issued" or "forward commitment" transactions, it relies on the other party to consummate the trade. Failure of such other party to do so may result in the Fund incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

          The market value of the securities underlying a "when-issued" purchase or a forward commitment to purchase securities and any subsequent fluctuations in their market value are taken into account when determining the market value of the Fund starting on the day the Fund agrees to purchase the securities. The Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date.

          Forward Contracts on Foreign Currency and Precious Metals
          ---------------------------------------------------------

          As noted in the Prospectus, the Fund may enter into forward foreign currency exchange contracts for hedging purposes. The Fund may also enter into forward contracts on precious metals in order to protect against adverse fluctuations in the prices of such precious metals. Forward contracts may be used for hedging to attempt to minimize the risk to the Fund from adverse changes in the relationship between the U.S. dollar and foreign currencies. The Fund intends to enter into forward foreign currency exchange contracts for hedging purposes similar to those described above in connection with foreign currency futures contracts. The Fund will enter into forward contracts on precious metals in order to protect against a decline in the value of precious metals held by the Fund or increases in the cost of precious metals to be acquired, in a manner similar to its use of precious metals futures contracts.

          A forward contract to sell a currency may be entered into in lieu of the sale of a foreign currency futures contract where the Fund seeks to protect against an anticipated increase in the exchange rate for a specific currency which could reduce the dollar value of portfolio securities denominated in such currency. Conversely, the Fund may enter into a forward contract to purchase a given currency to protect against a projected increase in the dollar value of securities denominated in such currency which the Fund intends to acquire. The Fund may also enter into a forward contract in order to assure itself of a predetermined exchange rate in connection with a security denominated in a foreign currency. In addition, the Fund may enter into forward contracts for "cross-hedging" purposes (e.g., the purchase or sale of a forward contract on one type of currency or precious metal as a hedge against adverse fluctuations in the value of a second type of currency or precious metal).

          If a hedging transaction in a forward contract is successful, the decline in the value of portfolio securities or other assets or the increase in the cost of securities or other assets to be acquired may be offset, at least in part, by profits on the forward contract. Nevertheless, by entering into such a forward contract, the Fund may be required to forego all or a portion of the benefits which otherwise could have been obtained from favorable movements in exchange rates or precious metals prices. The Fund does not intend, in most instances, to hold forward contracts entered into until maturity, at which time it would be required to deliver or accept delivery of the underlying currency or precious metals, but will usually seek to close out positions in such contracts by entering into offsetting transactions, which will serve to fix the Fund's profit or loss based upon the value of the contracts at the time the offsetting transaction is executed.

          Hedging will not be limited to an overall percentage of the Fund's assets, but will be employed as the Investment Adviser believes necessary to correspond to particular transactions or positions. The Fund may not hedge its portfolio positions to an extent greater than the aggregate market value (at the time of entering into the forward contract) (i) of the securities held in its portfolio denominated, quoted in, or currently convertible into that particular currency, or (ii) of the precious metals held in its portfolio. When the Fund engages in forward transactions, certain asset segregation requirements must be satisfied to ensure that the use of such transactions is unleveraged. When the Fund takes a long position in a forward contract, it must maintain a segregated account containing liquid assets equal to the purchase price of the contract, less any margin or deposit. When the Fund takes a short position in a forward contract, the Fund must maintain a segregated account containing liquid assets in an amount equal to the market value of the currency or precious metals underlying such contract (less any margin or deposit), which amount must be at least equal to the market price at which the short position was established. Asset segregation requirements are not applicable when the Fund "covers" a forward position generally by entering into an offsetting position.

          The transaction costs to the Fund of engaging in forward transactions vary with factors such as the currency or precious metals involved, the length of the contract period and prevailing currency or precious metals market conditions. Because forward transactions are usually conducted on a principal basis, no fees or commissions are involved. The use of forward contracts does not eliminate fluctuations in the underlying prices of the securities or precious metals being hedged, but it does establish a rate of exchange that can be achieved in the future. Thus, although forward contracts used for hedging purposes may limit the risk of loss due to an increase in the value of the hedged currency or precious metal, at the same time they limit potential gain that might result were the contracts not entered into. Further, the Investment Adviser may be incorrect in its expectations as to currency or precious metal price fluctuations, and the Fund may incur losses in connection with its forward transactions that it would not otherwise incur. If a price movement in a particular currency or precious metal is generally anticipated, the Fund may not be able to contract to sell or purchase that currency or precious metal at an advantageous price.

          At or before the maturity of a forward sale contract, the Fund may make delivery of the currency (after selling a portfolio security) or precious metals, or retain the security or precious metals and offset its contractual obligation to deliver the currency or precious metals by purchasing a second contract pursuant to which the Fund will obtain, on the same maturity date, the same amount of the currency or precious metals which it is obligated to deliver. If the Fund retains the security or precious metals and engages in an offsetting transaction, the Fund, at the time of execution of the offsetting transaction, will incur a gain or a loss to the extent that movement has occurred in forward contract prices. Should forward prices decline during the period between the Fund's entering into a forward contract for the sale of a currency or precious metals and the date it enters into an offsetting contract for the purchase of the currency or precious metals, the Fund will realize a gain to the extent the price of the currency or precious metals it has agreed to sell exceeds the price of the currency or precious metals it has agreed to purchase. Should forward prices increase, the Fund will suffer a loss to the extent the price of the currency or precious metals it has agreed to sell is less than the price of the currency or precious metals it has agreed to purchase in the offsetting contract. The foregoing principles generally apply also to forward purchase contracts.

          Real Estate Investment Trusts
          -----------------------------

          The Fund may invest in equity real estate investment trusts ("REITs"). REITs pool investors' funds for investment primarily in commercial real estate properties. Investments in REITs may subject the Fund to certain risks. REITs may be affected by changes in the value of the underlying property owned by the trust. REITs are dependent upon specialized management skill, may not be diversified and are subject to the risks of financing projects. REITs are also subject to heavy cash flow dependency, defaults by borrowers, self liquidation and the possibility of failing to qualify for the beneficial tax treatment available to REITs under the Internal Revenue Code of 1986, as amended, and to maintain exemption from the 1940 Act. As a shareholder in a REIT, the Fund would bear, along with other shareholders, its pro rata portion of the REIT's operating expenses. These expenses would be in addition to the advisory and other expenses the Fund bears directly in connection with its own operations.

          Securities Lending
          ------------------

          When the Fund lends its securities, it continues to receive interest or dividends on the securities lent and may simultaneously earn interest on the investment of the cash loan collateral, which will be invested in readily marketable, high-quality, short-term obligations. Although voting rights, or rights to consent, attendant to lent securities pass to the borrower, such loans may be called at any time and will be called so that the securities may be voted by the Fund if a material event affecting the investment is to occur.

Additional Investment Limitations
---------------------------------

          In addition to the investment limitations disclosed in the Prospectus, the Fund is subject to the investment limitations enumerated below. Fundamental investment limitations may be changed with respect to the Fund only by a vote of a majority of the holders of the Fund's outstanding Shares (as defined under "Miscellaneous" in the Prospectus). However, investment limitations which are "operating policies" with respect to the Fund may be changed by Excelsior Fund's Board of Directors without shareholder approval.

          The following investment limitations are fundamental with respect to the Fund. The Fund may not:

          1. Act as an underwriter of securities within the meaning of the Securities Act of 1933, except insofar as it might be deemed to be an underwriter upon disposition of certain portfolio securities acquired within the limitation on purchases of restricted securities;

          2. Purchase or sell real estate, except that the Fund may purchase securities of issuers which deal in real estate and may purchase securities which are secured by interests in real estate;

          3. Issue any senior securities, except insofar as any borrowing in accordance with the Fund's investment limitation contained in the Prospectus might be considered to be the issuance of a senior security; and

          4. Purchase or sell commodities or invest in oil, gas, or other mineral exploration or development programs; provided, however, that the Fund may, in accordance with its investment objective and policies, (i) purchase publicly traded securities of companies engaging in whole or in part in such activities or invest in liquidating trust receipts, certificates of beneficial ownership or other instruments, (ii) enter into commodity futures contracts and other futures contracts, (iii) enter into options on commodities and futures contracts, (iv) invest in gold and other precious metal bullion and coins, and
(v) enter into forward contracts on foreign currencies and precious metals.

          The following investment limitations are operating policies with respect to the Fund. The Fund may not:

          5. Purchase securities on margin, make short sales of securities, or maintain a short position;

          6. Invest in companies for the purpose of exercising management or control; and

          7. Acquire any other investment company or investment company security, except in connection with a merger, consolidation, reorganization, or acquisition of assets or where otherwise permitted by the 1940 Act.


                                 *    *     *

          For the purpose of Investment Limitation No. 2, the prohibition of purchases of real estate includes acquisition of limited partnership interests in partnerships formed with a view toward investing in real estate, but does not prohibit purchases of shares in real estate investment trusts.

          In addition to the above investment limitations, the Fund currently intends to refrain from entering into arbitrage transactions.

          If a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in value of the Fund's investments will not constitute a violation of such limitation.

                ADDITIONAL PURCHASE AND REDEMPTION INFORMATION
                ----------------------------------------------

          Shares are continuously offered for sale by Edgewood Services, Inc. (the "Distributor"), a wholly-owned subsidiary of Federated Investors, Inc., and the Distributor has agreed to use appropriate efforts to solicit all purchase orders. As described in the Prospectus, Shares may be sold to customers ("Customers") of financial institutions ("Shareholder Organizations"). Shares are also offered for sale directly to institutional investors and to members of the general public. Different types of Customer accounts at the Shareholder Organizations may be used to purchase Shares, including eligible agency and trust accounts. In addition, Shareholder Organizations may automatically "sweep" a Customer's account not less frequently than weekly and invest amounts in excess of a minimum balance agreed to by the Shareholder Organization and its Customer. Investors purchasing Shares may include officers, directors, or employees of the particular Shareholder Organization.

          Excelsior Fund has authorized certain brokers to accept on its behalf purchase, exchange and redemption orders. Such brokers are authorized to designate other intermediaries to accept purchase, exchange and redemption orders on behalf of Excelsior Fund. Excelsior Fund will be deemed to have received a purchase, exchange or redemption order when such an authorized broker or designated intermediary accepts the order.

          Shares of the Fund are offered for sale at their net asset value per Share next computed after a purchase order is received in good order by Excelsior Fund's sub-transfer agent or after a purchase order is accepted by an authorized broker or designated intermediary. Similarly, an order for the exchange or redemption of Shares will receive the net asset value per Share next computed after the order is received in good order by Excelsior Fund's sub-transfer agent or after the order is accepted by an authorized broker or designated intermediary.

          Prior to February 14, 1997, Shares of the Fund were offered for sale with a maximum sales charge of 4.50%. For the fiscal years ended March 31, 1997 and 1996, total sales charges paid by shareholders of the Fund were $1,141 and $0, respectively. The Distributor retained $696 and $0 of the foregoing sales charges with respect to the Fund for the fiscal year ended March 31, 1997 and for the period August 1, 1995 through March 31, 1996, respectively. UST Distributors, Inc., Excelsior Fund's former distributor, retained none of the sales charges with respect to the Fund for the period April 1, 1995 through July 31, 1995. The balance was paid to selling dealers.

          Excelsior Fund may suspend the right of redemption or postpone the date of payment for Shares for more than 7 days during any period when (a) trading on the New York Stock Exchange (the "Exchange") is restricted by applicable rules and regulations of the Securities and Exchange Commission (the "SEC"); (b) the Exchange is closed for other than customary weekend and holiday closings; (c) the SEC has by order permitted such suspension; or (d) an emergency exists as determined by the SEC.

          In the event that Shares are redeemed in cash at their net asset value, a shareholder may receive in payment for such Shares an amount that is more or less than his original investment due to changes in the market prices of the Fund's portfolio securities.

          Excelsior Fund reserves the right to honor any request for redemption or repurchase of the Fund's Shares by making payment in whole or in part in securities chosen by Excelsior Fund and valued in the same way as they would be valued for purposes of computing the Fund's net asset value. If payment is made in securities, a shareholder may incur transaction costs in converting these securities into cash. Such redemptions in kind will be governed by Rule 18f-1 under the 1940 Act so that the Fund is obligated to redeem its Shares solely in cash up to the lesser of $250,000 or 1% of its net asset value during any 90-day period for any one shareholder of the Fund.

          Under certain circumstances, Excelsior Fund may, at its discretion, accept securities as payment for Shares. Securities acquired in this manner will be limited to securities issued in transactions involving a bona fide
                                                                 ---------
reorganization or statutory merger, or other transactions involving securities that meet the investment objective and policies of the Fund.


                               INVESTOR PROGRAMS
                               -----------------

Systematic Withdrawal Plan
--------------------------

          An investor who owns Shares with a value of $10,000 or more may begin a Systematic Withdrawal Plan. The withdrawal can be on a monthly, quarterly, semiannual or annual basis. There are four options for such systematic withdrawals. The investor may request:

          (1)  A fixed-dollar withdrawal;

          (2)  A fixed-share withdrawal;

          (3) A fixed-percentage withdrawal (based on the current value of the account); or

          (4)  A declining-balance withdrawal.

          Prior to participating in a Systematic Withdrawal Plan, the investor must deposit any outstanding certificates for Shares with Chase Global Funds Services Company, the Fund's sub-transfer agent. Under this Plan, dividends and distributions are automatically reinvested in additional Shares of the Fund. Amounts paid to investors under this Plan should not be considered as income. Withdrawal payments represent proceeds from the sale of Shares, and there will be a reduction of the shareholder's equity in the Fund if the amount of the withdrawal payments exceeds the dividends and distributions paid on the Shares and the appreciation of the investor's investment in the Fund. This in turn may result in a complete depletion of the shareholder's investment. An investor may not participate in a program of systematic investing in the Fund while at the same time participating in the Systematic Withdrawal Plan with respect to an account in the Fund. Customers of Shareholder Organizations may obtain information on the availability of, and the procedures and fees relating to, the Systematic Withdrawal Plan directly from their Shareholder Organizations.

Exchange Privilege
------------------

          Investors and Customers of Shareholder Organizations may exchange Shares having a value of at least $500 for shares of any other portfolio of Excelsior Fund or Excelsior Tax-Exempt Funds, Inc. ("Excelsior Tax-Exempt Fund" and, collectively with Excelsior Fund, the "Companies") or for Trust Shares of Excelsior Institutional Trust. Shares may be exchanged by wire, telephone or mail and must be made to accounts of identical registration. There is no exchange fee imposed by the Companies or Excelsior Institutional Trust. In order to prevent abuse of this privilege to the disadvantage of other shareholders, the Companies and Excelsior Institutional Trust reserve the right to limit the number of exchange requests of investors to no more than six per year. The Companies and Excelsior Institutional Trust may modify or terminate the exchange program at any time upon 60 days' written notice to shareholders, and may reject any exchange request. Customers of Shareholder Organizations may obtain information on the availability of, and the procedures and fees relating to, such programs directly from their Shareholder Organizations.

          For Federal income tax purposes, exchanges are treated as sales on which the shareholder will realize a gain or loss, depending upon whether the value of the Shares to be given up in exchange is more or less than the basis in such Shares at the time of the exchange. Generally, a shareholder may include sales loads incurred upon the purchase of Shares in his or her tax basis for such Shares for the purpose of determining gain or loss on a redemption, transfer or exchange of such Shares. However, if the shareholder effects an exchange of Shares for shares of another portfolio of the Companies within 90 days of the purchase and is able to reduce the sales load otherwise applicable to the new shares (by virtue of the Companies' exchange privilege), the amount equal to such reduction may not be included in the tax basis of the shareholder's exchanged Shares but may be included (subject to the limitation) in the tax basis of the new shares.

Other Investor Programs
-----------------------

          As described in the Prospectus, Shares of the Fund may be purchased in connection with the Automatic Investment Program, and certain Retirement Programs. Customers of Shareholder Organizations may obtain information on the availability of, and the procedures and fees relating to, such programs directly from their Shareholder Organizations.

                         DESCRIPTION OF CAPITAL STOCK
                         ----------------------------

          Excelsior Fund's Charter authorizes its Board of Directors to issue up to thirty-five billion full and fractional shares of capital stock, and to classify or reclassify any unissued shares of Excelsior Fund into one or more classes or series by setting or changing in any one or more respects their respective preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications, and terms and conditions of redemption. The Prospectus describes the classes of shares into which Excelsior Fund's authorized capital is currently classified. Prior to December 28, 1995, Excelsior Fund was known as "UST Master Funds, Inc."

          Shares have no preemptive rights and only such conversion or exchange rights as the Board of Directors may grant in its discretion. When issued for payment as described in the Prospectus, Shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of the Fund, shareholders of the Fund are entitled to receive the assets available for distribution belonging to the Fund and a proportionate distribution, based upon the relative asset values of Excelsior Fund's portfolios, of any general assets of Excelsior Fund not belonging to any particular portfolio of Excelsior Fund which are available for distribution. In the event of a liquidation or dissolution of Excelsior Fund, its shareholders will be entitled to the same distribution process.

          Shareholders of Excelsior Fund are entitled to one vote for each full share held, and fractional votes for fractional shares held, and will vote in the aggregate and not by class, except as otherwise required by the 1940 Act or other applicable law or when the matter to be voted upon affects only the interests of the shareholders of a particular class. Voting rights are not cumulative and, accordingly, the holders of more than 50% of the aggregate of Excelsior Fund's shares may elect all of Excelsior Fund's directors, regardless of votes of other shareholders.

          Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as Excelsior Fund shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each portfolio affected by the matter. A portfolio is affected by a matter unless it is clear that the interests of each portfolio in the matter are substantially identical or that the matter does not affect any interest of the portfolio. Under the Rule, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a portfolio only if approved by a majority of the outstanding shares of such portfolio. However, the Rule also provides that the ratification of the appointment of independent public accountants and the election of directors may be effectively acted upon by shareholders of Excelsior Fund voting without regard to class.

          Excelsior Fund's Charter authorizes its Board of Directors, without shareholder approval (unless otherwise required by applicable law), to: (a) sell and convey the assets of the Fund to another management investment company for consideration which may include securities issued by the purchaser and, in connection therewith, to cause all outstanding Shares of the Fund to be redeemed at a price which is equal to their net asset value and which may be paid in cash or by distribution of the securities or other consideration received from the sale and conveyance; (b) sell and convert the Fund's assets into money and, in connection therewith, to cause all outstanding Shares of the Fund to be redeemed at their net asset value; or (c) combine the assets belonging to the Fund with the assets belonging to another portfolio of Excelsior Fund, if the Board of Directors reasonably determines that such combination will not have a material adverse effect on shareholders of any portfolio participating in such combination, and, in connection therewith, to cause all outstanding Shares of the Fund to be redeemed at their net asset value or converted into shares of another class of Excelsior Fund's capital stock at net asset value. The exercise of such authority by the Board of Directors will be subject to the provisions of the 1940 Act, and the Board of Directors will not take any action described in this paragraph unless the proposed action has been disclosed in writing to the Fund's shareholders at least 30 days prior thereto.

          Notwithstanding any provision of Maryland law requiring a greater vote of Excelsior Fund's Common Stock (or of the Shares of a Fund voting separately as a class) in connection with any corporate action, unless otherwise provided by law (for example, by Rule 18f-2, discussed above) or by Excelsior Fund's Charter, Excelsior Fund may take or authorize such action upon the favorable vote of the holders of more than 50% of the outstanding Common Stock of Excelsior Fund voting without regard to class.


                            MANAGEMENT OF THE FUND
                            ----------------------

Directors and Officers
----------------------

          The directors and executive officers of Excelsior Fund, their addresses, ages, principal occupations during the past five years, and other affiliations are as follows:

                                                                                   Principal Occupation During
Name and Address                            Position with Excelsior Fund        Past 5 Years and Other Affiliations
----------------                            ----------------------------        -----------------------------------

Frederick S. Wonham/1/                    Chairman of the Board, President   Retired; Director of Excelsior Fund
238 June Road                             and Treasurer                      and Excelsior Tax-Exempt (since 1995);
Stamford, CT  06903                                                          Trustee of Excelsior Funds and
Age: 67                                                                      Excelsior Institutional Trust (since
                                                                             1995); Vice Chairman of U.S. Trust
                                                                             Corporation and U.S. Trust New York
                                                                             (from February 1990 until September
                                                                             1995); and Chairman, U.S. Trust
                                                                             Connecticut (from March 1993 to May
                                                                             1997).




Donald L. Campbell                        Director                           Retired; Director of Excelsior Fund
333 East 69th Street                                                         and Excelsior Tax-Exempt (since 1984);
Apt. 10-H                                                                    Director of UST Master Variable
New York, NY 10021                                                           Series, Inc. (from 1994 to June 1997);
Age: 72                                                                      Trustee of Excelsior Institutional
                                                                             Trust (since 1995); and Director,
                                                                             Royal Life Insurance Co. of New York
                                                                             (since 1991).





------------------------------------
1. This director is considered to be an "interested person" of Excelsior Fund as defined in the 1940 Act.

Rodman L. Drake                           Director                           Director of Excelsior Fund and
Continuation Investments Group, Inc.                                         Excelsior Tax-Exempt Fund (since
1251 Avenue of the Americas, 9th Floor                                       1996); Trustee of Excelsior
New York, NY  10020                                                          Institutional Trust and Excelsior
Age:  55                                                                     Funds (since 1994); Director, Parsons
                                                                             Brinkerhoff Energy Services Inc.
                                                                             (since 1996); Director, Parsons
                                                                             Brinkerhoff, Inc. (engineering firm)
                                                                             (since 1995); President, Continuation
                                                                             Investments Group, Inc. (since 1997);
                                                                             President, Mandrake Group (investment
                                                                             and consulting firm) (1994-1997);
                                                                             Director, Hyperion Total Return Fund,
                                                                             Inc. and four other funds for which
                                                                             Hyperion Capital Management, Inc.
                                                                             serves as investment adviser (since
                                                                             1991); Co-Chairman, KMR Power
                                                                             Corporation (power plants) (from 1993
                                                                             to 1996); Director, The Latin America
                                                                             Smaller Companies Fund, Inc. (since
                                                                             1993); Member of Advisory Board,
                                                                             Argentina Private Equity Fund L.P.
                                                                             (from 1992 to 1996) and Garantia L.P.
                                                                             (Brazil) (from 1993 to 1996); and
                                                                             Director, Mueller Industries, Inc.
                                                                             (from 1992 to 1994).





Joseph H. Dugan                           Director                           Retired; Director of Excelsior Fund
913 Franklin Lake Road                                                       and Excelsior  Tax-Exempt (since
Franklin Lakes, NJ  07417                                                    1984);  Director of UST Master
Age: 73                                                                      Variable Series, Inc. (from 1994 to
                                                                             June 1997); and Trustee of Excelsior
                                                                             Institutional Trust (since 1995).




Wolfe J. Frankl                           Director                           Retired; Director of Excelsior Fund
2320 Cumberland Road                                                         and Excelsior  Tax-Exempt (since
Charlottesville, VA  22901                                                   1986); Director of UST Master Variable
Age: 77                                                                      Series, Inc. (from 1994 to June 1997);
                                                                             Trustee of Excelsior Institutional
                                                                             Trust (since 1995); Director, Deutsche
                                                                             Bank Financial, Inc. (since 1989);
                                                                             Director, The Harbus Corporation
                                                                             (since 1951); and Trustee, HSBC Funds
                                                                             Trust and HSBC Mutual Funds Trust
                                                                             (since 1988).


W. Wallace McDowell, Jr.                  Director                           Director of Excelsior Fund and
c/o Prospect Capital                                                         Excelsior Tax-Exempt Fund (since
   Corp.                                                                     1996); Trustee of Excelsior
43 Arch Street                                                               Institutional Trust and Excelsior
Greenwich, CT  06830                                                         Funds (since 1994); Private Investor
Age: 61                                                                      (since  1994); Managing Director,
                                                                             Morgan Lewis Githens & Ahn (from 1991
                                                                             to 1994); and Director, U.S. Homecare
                                                                             Corporation (since 1992), Grossmans,
                                                                             Inc. (from 1993 to 1996), Children's
                                                                             Discovery Centers (since 1984), ITI
                                                                             Technologies, Inc. (since 1992) and
                                                                             Jack Morton Productions (since 1987).






Jonathan Piel                             Director                           Director of Excelsior Fund and
558 E. 87th Street                                                           Excelsior Tax-Exempt of Fund (since
New York, NY  10128                                                          1996); Trustee of Excelsior
Age:  59                                                                     Institutional Trust and Excelsior
                                                                             Funds (since 1994); Vice President and
                                                                             Editor, Scientific American, Inc.
                                                                             (from 1986 to 1994); Director, Group
                                                                             for The South Fork, Bridgehampton, New
                                                                             York (since 1993); and Member,
                                                                             Advisory Committee, Knight Journalism
                                                                             Fellowships, Massachusetts Institute
                                                                             of Technology (since 1984).


Robert A. Robinson                        Director                           Director of Excelsior Fund and
Church Pension Fund                                                          Excelsior Tax-Exempt Fund (since
800 Second Avenue                                                            1987); Director of UST Master Variable
New York, NY  10017                                                          Series, Inc. (from 1994 to June 1997);
Age: 72                                                                      Trustee of Excelsior Institutional
                                                                             Trust (since 1995); President
                                                                             Emeritus, The Church Pension Fund and
                                                                             its affiliated companies (since 1966);
                                                                             Trustee, H.B. and F.H. Bugher
                                                                             Foundation and Director of its
                                                                             wholly-owned subsidiaries  Rosiclear
                                                                             Lead and Flourspar Mining Co. and The
                                                                             Pigmy Corporation (1984); Director,
                                                                             Morehouse Publishing Co. (1974-1998);
                                                                             Trustee, HSBC Funds Trust and HSBC
                                                                             Mutual Funds Trust (since 1982); and
                                                                             Director, Infinity Funds, Inc. (since
                                                                             1995).





Alfred C. Tannachion/2/                   Director                           Retired; Director of  Excelsior Fund
6549 Pine Meadows Drive                                                      and Excelsior Tax-Exempt Fund (since
Spring Hill, FL  34606                                                       1985); Chairman of the Board of
Age: 72                                                                      Excelsior Fund and Excelsior
                                                                             Tax-Exempt Fund (1991-1997) and
                                                                             Excelsior Institutional Trust
                                                                             (1996-1997); President and Treasurer
                                                                             of Excelsior Fund and Excelsior
                                                                             Tax-Exempt Fund (1994-1997) and
                                                                             Excelsior Institutional Trust
                                                                             (1996-1997); Chairman of the Board,
                                                                             President and Treasurer of UST Master
                                                                             Variable Series, Inc. (1994-1997); and
                                                                             Trustee of Excelsior Institutional
                                                                             Trust (since 1995).




W. Bruce McConnel, III                    Secretary                          Partner of the law firm of Drinker
Philadelphia National                                                        Biddle & Reath LLP.
 Bank Building
1345 Chestnut Street
Philadelphia, PA 19107
Age: 55

--------------------------------------
2. This director is considered to be an "interested person" of Excelsior Fund as defined in the 1940 Act.

Michael P. Malloy                         Assistant Secretary                Partner of the law firm of Drinker
Philadelphia National                                                                  Biddle & Reath LLP.
Bank Building
1345 Chestnut Street
Philadelphia, PA  19107
Age:  39


Edward Wang                               Assistant Secretary                Manager of Blue Sky Compliance, Chase
Chase Global Funds                                                           Global Funds Services Company
  Services Company                                                           (November 1996 to present); and
73 Tremont Street                                                            Officer and Manager of Financial
Boston, MA  02108-3913                                                       Reporting, Investors Bank & Trust
Age: 37                                                                      Company (January 1991 to November
                                                                             1996).






John M. Corcoran                          Assistant Treasurer                Vice President, Director of Fund
Chase Global Funds                                                           Administration, Chase Global Funds
  Services Company                                                           Services Company (since April 1998);
73 Tremont Street                                                            Vice President, Senior Manager of Fund
Boston, MA  02108-3913                                                       Administration, Chase Global Funds
Age: 33                                                                      Services Company (from July 1996 to
                                                                             April 1998); Second Vice President,
                                                                             Manager of Fund Administration, Chase
                                                                             Global Funds Services Company (from
                                                                             October 1993 to July 1996); and Audit
                                                                             Manager, Ernst & Young LLP (from
                                                                             August 1987 to September 1993).





          Each director of Excelsior Fund receives an annual fee of $9,000 plus a meeting fee of $1,500 for each meeting attended and is reimbursed for expenses incurred in attending meetings. The Chairman of the Board is entitled to receive an additional $5,000 per annum for services in such capacity. Drinker Biddle & Reath LLP, of which Messrs. McConnel and Malloy are partners, receives legal fees as counsel to Excelsior Fund. The employees of Chase Global Funds Services Company do not receive any compensation from Excelsior Fund for acting as officers of Excelsior Fund. No person who is currently an officer, director or employee of the Investment Adviser serves as an officer, director or employee of Excelsior Fund. As of July 8, 1998, the directors and officers of Excelsior Fund as a group owned beneficially less than 1% of the outstanding shares of each fund of Excelsior Fund, and less than 1% of the outstanding shares of all funds of Excelsior Fund in the aggregate.

          The following chart provides certain information about the fees received by Excelsior Fund's directors in the most recently completed fiscal year.

                                               Pension or
                                               Retirement          Total
                                                Benefits        Compensation
                                               Accrued as   from Excelsior Fund
                                Aggregate       Part of           and Fund
         Name of            Compensation from     Fund         Complex* Paid
     Person/Position         Excelsior Fund     Expenses        to Directors
--------------------------  -----------------  ----------  ----------------------

Donald L. Campbell               $18,000          None            $38,000(3)
Director

Rodman L. Drake                  $16,500          None            $39,500(4)**
Director

Joseph H. Dugan                  $18,000          None            $38,000(3)**
Director

Wolfe J. Frankl                  $16,500          None            $36,500(3)**
Director

W. Wallace McDowell, Jr.         $15,000          None            $38,000(4)**
Director

Jonathan Piel                    $18,000          None            $43,000(4)**
Director

Robert A. Robinson               $18,000          None            $38,000(3)**
Director

Alfred C. Tannachion             $18,000          None            $38,000(3)**
Director

Frederick S. Wonham              $23,000          None            $53,000(4)**
Chairman of the Board,

President and Treasurer

---------------------------

* The "Fund Complex" consists of Excelsior Fund, Excelsior Tax-Exempt Fund, Excelsior Funds and Excelsior Institutional Trust.

** Number of investment companies in the Fund Complex for which director serves as director or trustee.

Investment Advisory and Administration Agreements
-------------------------------------------------

          United States Trust Company of New York ("U.S. Trust New York") and U.S. Trust Company of Connecticut ("U.S. Trust Connecticut" and, collectively with U.S. Trust New York, "U.S. Trust" or the "Investment Adviser") serve as Investment Adviser to the Fund. In the Investment Advisory Agreement, the Investment Adviser has agreed to provide the services described in the Prospectus. The Investment Adviser has also agreed to pay all expenses incurred by it in connection with its activities under the Agreement other than the cost of securities, including brokerage commissions, purchased for the Fund.

          Prior to May 16, 1997, U.S. Trust New York served as investment adviser to the Fund pursuant to an advisory agreement substantially similar to the Investment Advisory Agreement currently in effect for the Fund.

          For the fiscal year ended March 31, 1998, Excelsior Fund paid U.S. Trust advisory fees of $225,193 with respect to the Fund. For the same period, U.S. Trust waived advisory fees totaling $30,724 with respect to the Fund.

          For the fiscal year ended March 31, 1997, Excelsior Fund paid U.S. Trust New York advisory fees of $165,176 with respect to the Fund. For the same period, U.S. Trust New York waived advisory fees totaling $12,264 with respect to the Fund.

          For the fiscal year ended March 31, 1996, Excelsior Fund paid U.S. Trust New York advisory fees of $114,497 with respect to the Fund. For the same period, U.S. Trust New York waived advisory fees totaling $10,935 with respect to the Fund.

          The Investment Advisory Agreement provides that the Investment Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the performance of such agreement, except that the Investment Adviser shall be jointly, but not severally, liable for a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Investment Adviser in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder. In addition, the Investment Adviser has undertaken in the Investment Advisory Agreement to maintain its policy and practice of conducting its Asset Management Group independently of its Banking Group.

          Chase Global Funds Services Company ("CGFSC"), Federated Administrative Services, an affiliate of the Distributor, and U.S. Trust Connecticut (collectively, the "Administrators") serve as the Fund's administrators. Under the Administration Agreement, the Administrators have agreed to maintain office facilities for the Fund, furnish the Fund with statistical and research data, clerical, accounting and bookkeeping services, and certain other services required by the Fund, and to compute the net asset value, net income and realized capital gains or losses, if any, of the Fund. The Administrators prepare semiannual reports to the SEC, prepare Federal and state tax returns, prepare filings with state securities commissions, arrange for and bear the cost of processing Share purchase and redemption orders, maintain the Fund's financial accounts and records, and generally assist in the Fund's operations.

          Prior to May 16, 1997, CGFSC, Federated Administrative Services and U.S. Trust New York served as the Fund's administrators pursuant to an administrative agreement substantially similar to the Administration Agreement currently in effect for the Fund. Prior to August 1, 1995, administrative services were provided to the Fund by CGFSC and Concord
Holding Corporation (collectively, the "former administrators") under an administration agreement having substantially the same terms as the Administration Agreement currently in effect.

          For the fiscal year ended March 31, 1998, Excelsior Fund paid CGFSC, Federated Administrative Services and U.S. Trust $63,037 in the aggregate with respect to the Fund. For the same period, CGFSC, Federated Administrative Services and U.S. Trust waived administration fees totaling $2,222 with respect to the Fund.

          For the fiscal year ended March 31, 1997, Excelsior Fund paid CGFSC, Federated Administrative Services and U.S. Trust New York $45,467 in the aggregate with respect to the Fund. For the same period, CGFSC, Federated Administrative Services and U.S. Trust New York waived administration fees totaling $6 with respect to the Fund.

          For the period August 1, 1995 through March 31, 1996, Excelsior Fund paid CGFSC, Federated Administrative Services and U.S. Trust New York $22,976 in the aggregate with respect to the Fund. For the same period, CGFSC, Federated Administrative Services and U.S. Trust New York waived administration fees totaling $17,697 with respect to the Fund.

          For the period April 1, 1995 through July 31, 1995, Excelsior Fund paid the former administrators $9,318, in the aggregate with respect to the Fund. For the same period, the former administrators waived administration fees totaling $9 with respect to the Fund.


Shareholder Organizations
-------------------------

          As stated in the Prospectus, Excelsior Fund has entered into agreements with certain Shareholder Organizations. Such agreements require the Shareholder Organizations to provide shareholder administrative services to their Customers who beneficially own Shares in consideration for the Fund's payment of not more than the annual rate of 0.40% of the average daily net assets of the Fund's Shares beneficially owned by Customers of the Shareholder Organization. Such services may include: (a) acting as recordholder of Shares;
(b) assisting in processing purchase, exchange and redemption transactions; (c) providing periodic statements showing a Customer's account balances and confirmations of transactions by the Customer; (d) providing tax and dividend information to shareholders as appropriate; (e) transmitting proxy statements, annual reports, updated prospectuses and other communications from Excelsior Fund to Customers; and (f) providing or arranging for the provision of other related services.

          Excelsior Fund's agreements with Shareholder Organizations are governed by an Administrative Services Plan (the "Plan") adopted by Excelsior Fund. Pursuant to the Plan, Excelsior Fund's Board of Directors will review, at least quarterly, a written report of the amounts expended under Excelsior Fund's agreements with Shareholder Organizations and the purposes for which the expenditures were made. In addition, the arrangements with Shareholder Organizations will be approved annually by a majority of Excelsior Fund's directors, including a majority of the directors who are not "interested persons" of Excelsior Fund as defined in the

1940 Act and have no direct or indirect financial interest in such arrangements (the "Disinterested Directors").

          Any material amendment to Excelsior Fund's arrangements with Shareholder Organizations must be approved by a majority of Excelsior Fund's Board of Directors (including a majority of the Disinterested Directors). So long as Excelsior Fund's arrangements with Shareholder Organizations are in effect, the selection and nomination of the members of Excelsior Fund's Board of Directors who are not "interested persons" (as defined in the 1940 Act) of Excelsior Fund will be committed to the discretion of such Disinterested Directors.

          For the fiscal years ended March 31, 1998, 1997 and 1996, payments to Shareholder Organizations totaled $29,091, $12,270 and $10,946 with respect to the Fund. Of these amounts, $21,008, $12,270 and $10,945 were paid to affiliates of U.S. Trust with respect to the Fund.

Expenses
--------

          Except as otherwise noted, the Investment Adviser and the Administrators bear all expenses in connection with the performance of their services. The Fund bears the expenses incurred in its operations. Expenses of the Fund include: taxes; interest; fees (including fees paid to Excelsior Fund's directors and officers who are not affiliated with the Distributor or the Administrators); SEC fees; state securities qualifications fees; costs of preparing and printing prospectuses for regulatory purposes and for distribution to shareholders; advisory, administration and administrative servicing fees; charges of the custodian, transfer agent, and dividend disbursing agent; certain insurance premiums; outside auditing and legal expenses; costs of shareholder reports and shareholder meetings; and any extraordinary expenses. The Fund also pays for brokerage fees and commissions in connection with the purchase of portfolio securities.

Custodian and Transfer Agent
----------------------------

          The Chase Manhattan Bank ("Chase") serves as custodian of the Fund's assets. Under the Custodian Agreement, Chase has agreed to: (i) maintain a separate account or accounts in the name of the Fund; (ii) make receipts and disbursements of money on behalf of the Fund; (iii) collect and receive all income and other payments and distributions on account of the Fund's portfolio securities; (iv) respond to correspondence from securities brokers and others relating to its duties; (v) maintain certain financial accounts and records; and
(vi) make periodic reports to Excelsior Fund's Board of Directors concerning the Fund's operations. Chase may, at its own expense, open and maintain custody accounts with respect to the Fund with other banks or trust companies, provided that Chase shall remain liable for the performance of all its custodial duties under the Custodian Agreement, notwithstanding any delegation.

          U.S. Trust New York serves as the Fund's transfer agent and dividend disbursing agent. In such capacity, U.S. Trust New York has agreed to: (i) issue and redeem Shares; (ii) address and mail all communications by the Fund to its shareholders, including reports to shareholders, dividend and distribution notices, and proxy materials for its meetings of shareholders; (iii) respond to correspondence by shareholders and others relating to its duties; (iv) maintain shareholder accounts; and (v) make periodic reports to Excelsior Fund's Board of Directors concerning the Fund's operations. For its transfer agency, dividend disbursing, and subaccounting services, U.S. Trust New York is entitled to receive $15.00 per annum per account and subaccount. In addition, U.S. Trust New York is entitled to be reimbursed for its out-of-pocket expenses for the cost of forms, postage, processing purchase and redemption orders, handling of proxies, and other similar expenses in connection with the above services.

          U.S. Trust New York may, at its own expense, delegate its transfer agency obligations to another transfer agent registered or qualified under applicable law, provided that U.S. Trust New York shall remain liable for the performance of all of its transfer agency duties under the Transfer Agency Agreement, notwithstanding any delegation. Pursuant to this provision in the agreement, U.S. Trust New York has entered into a sub-transfer agency arrangement with CGFSC, an affiliate of Chase, with respect to accounts of shareholders who are not Customers of U.S. Trust New York. For the services provided by CGFSC, U.S. Trust New York has agreed to pay CGFSC $15.00 per annum per account or subaccount plus out-of-pocket expenses. CGFSC receives no fee directly from Excelsior Fund for any of its sub-transfer agency services. U.S. Trust New York may, from time to time, enter into sub-transfer agency arrangements with third party providers of transfer agency services.


                            PORTFOLIO TRANSACTIONS
                            ----------------------

          Subject to the general control of Excelsior Fund's Board of Directors, the Investment Adviser is responsible for, makes decisions with respect to, and places orders for all purchases and sales of all portfolio securities of the Fund.

          The Fund may engage in short-term trading to achieve its investment objectives. Portfolio turnover may vary greatly from year to year as well as within a particular year. The Fund's portfolio turnover rate may also be affected by cash requirements for redemptions of Shares and by regulatory provisions which enable the Fund to receive certain favorable tax treatment. Portfolio turnover will not be a limiting factor in making portfolio decisions. See "Financial Highlights" in the Fund's Prospectus for the Fund's historical portfolio turnover rates.

          Transactions on U.S. stock exchanges involve the payment of negotiated brokerage commissions. On exchanges on which commissions are negotiated, the cost of transactions may vary among different brokers.

          For the fiscal year ended March 31, 1998, the Fund paid brokerage commissions aggregating $122,934, of which $630 was paid to UST Securities Corp., an affiliate of U.S. Trust. For the same period, the percentage of total commissions paid by the Fund to UST Securities Corp. was 0.51%, and the percentage of the total amount of the Fund's brokerage transactions involving the payment of commissions that was effected through UST Securities Corp. was 0.62%. For the same period, the average commissions per Share paid by the Fund to UST Securities Corp. and other unaffiliated brokers were $0.09 and $0.08, respectively.

          For the fiscal year ended March 31, 1997, the Fund paid brokerage commissions aggregating $108,284, of which $3,330 was paid to UST Securities Corp. For the same period, the percentage of total brokerage commissions paid by the Fund to UST Securities Corp. was 3.08%, and the percentage of the total amount of the Fund's brokerage transactions involving the payment of commissions that was effected through UST Securities Corp. was 4.19%. For the same period, the average commissions per Share paid by the Fund to UST Securities Corp. and other unaffiliated brokers were $0.09 and $0.08, respectively.

          For the fiscal year ended March 31, 1996, the Fund paid brokerage commissions aggregating $46,678, none of which was paid to UST Securities Corp.

          Transactions in domestic over-the-counter markets are generally principal transactions with dealers, and the costs of such transactions involve dealer spreads rather than brokerage commissions. With respect to over-the-counter transactions, the Fund, where possible, will deal directly with the dealers who make a market in the securities involved, except in those circumstances where better prices and execution are available elsewhere.

          The Investment Advisory Agreement between Excelsior Fund and the Investment Adviser provides that, in executing portfolio transactions and selecting brokers or dealers, the Investment Adviser will seek to obtain the best net price and the most favorable execution. The Investment Adviser shall consider factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer and whether such broker or dealer is selling shares of Excelsior Fund, and the reasonableness of the commission, if any, for the specific transaction and on a continuing basis.

          In addition, the Investment Advisory Agreement authorizes the Investment Adviser, to the extent permitted by law and subject to the review of Excelsior Fund's Board of Directors from time to time with respect to the extent and continuation of the policy, to cause the Fund to pay a broker which furnishes brokerage and research services a higher commission than that which might be charged by another broker for effecting the same transaction, provided that the Investment Adviser determines in good faith that such commission is reasonable in relation to the value of the brokerage and research services provided by such broker, viewed in terms of either that particular transaction or the overall responsibilities of the Investment Adviser to the accounts as to which it exercises investment discretion. Such brokerage and research services might consist of reports and statistics on specific companies or industries, general summaries of groups of stocks and their comparative earnings, or broad overviews of the stock market and the economy.

          Supplementary research information so received is in addition to and not in lieu of services required to be performed by the Investment Adviser and does not reduce the investment advisory fees payable by the Fund. Such information may be useful to the Investment Adviser in serving the Fund and other clients and, conversely, supplemental information obtained by the placement of business of other clients may be useful to the Investment Adviser in carrying out its obligations to the Fund.

          Portfolio securities will not be purchased from or sold to the Investment Adviser, Distributor, or any affiliated person of either of them (as such term is defined in the 1940 Act) acting as principal, except to the extent permitted by the SEC.

          Investment decisions for the Fund are made independently from those for other investment companies, common trust funds and other types of funds managed by the Investment Adviser. Such other investment companies and funds may also invest in the same securities as the Fund. When a purchase or sale of the same security is made at substantially the same time on behalf of the Fund and another investment company or common trust fund, the transaction will be averaged as to price, and available investments allocated as to amount, in a manner which the Investment Adviser believes to be equitable to the Fund and such other investment company or common trust fund. In some instances, this investment procedure may adversely affect the price paid or received by the Fund or the size of the position obtained by the Fund. To the extent permitted by law, the Investment Adviser may aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for other investment companies or common trust funds in order to obtain best execution.

          To the extent that the Fund effects brokerage transactions with any broker-dealer affiliated directly or indirectly with U.S. Trust, such transactions, including the frequency thereof, the receipt of any commissions payable in connection therewith, and the selection of the affiliated broker-dealer effecting such transactions, will be fair and reasonable to the shareholders of the Fund.

          Excelsior Fund is required to identify any securities of its regular brokers or dealers (as defined in Rule 10b-1 under the 1940 Act) or their parents held by the Fund as of the close of the most recent fiscal year. As of March 31, 1998, the Fund did not hold any securities issued by Excelsior Fund's regular brokers or dealers or their parents.


                             INDEPENDENT AUDITORS
                             --------------------

          Ernst & Young LLP, independent auditors, 200 Clarendon Street, Boston, MA 02116, serve as auditors of Excelsior Fund. The Fund's Financial Highlights included in the Prospectus and the financial statements for the fiscal year ended March 31, 1998 incorporated by reference in this Statement of Additional Information have been audited by Ernst & Young LLP for the periods included in their reports thereon which appear therein.


                                 COUNSEL
                                 -------

          Drinker Biddle & Reath LLP (of which Mr. McConnel, Secretary of Excelsior Fund, and Mr. Malloy, Assistant Secretary of Excelsior Fund, are partners), Philadelphia National Bank Building, 1345 Chestnut Street, Philadelphia, Pennsylvania 19107, is counsel to Excelsior Fund and will pass upon the legality of the Shares offered by the Prospectus.


                                 ADDITIONAL INFORMATION CONCERNING TAXES
                                 ---------------------------------------

          The following supplements the tax information contained in the Prospectus.

          The Fund is treated as a separate corporate entity under the Internal Revenue Code of 1986, as amended (the "Code"), and intends to qualify as a regulated investment company. If, for any reason, the Fund does not qualify for a taxable year for the special Federal tax treatment afforded regulated investment companies, the Fund would be subject to Federal tax on all of its taxable income at regular corporate rates, without any deduction for distributions to shareholders. In such event, dividend distributions (whether or not derived from interest on municipal securities) would be taxable as ordinary income to shareholders to the extent of the Fund's current and accumulated earnings and profits and would be eligible for the dividends received deduction in the case of corporate shareholders.

          For the Fund to qualify as a regulated investment company, the Code requires, among other things, that at the end of each quarter, no more than 5% of the value of the Fund's total assets may be invested in the securities of any one issuer, and no more than 10% of the outstanding voting securities of such issuer may be held by the Fund, except that: (a) up to 50% of the value of the Fund's total assets may be invested without regard to these limitations, provided that no more than 25% of the value of the Fund's total assets are invested in the securities of any one issuer (or two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses or related trades or businesses); (b) the foregoing limitations do not apply to securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities; and (c) the Fund will be considered to have violated these diversification requirements only if the noncompliance results from an acquisition of securities during the quarter and is not cured within 30 days after the end of the quarter (other than in the case of the first quarter of the Fund's operations).

          The Fund will designate any distribution of the excess of net long-term capital gain over net short-term capital loss as a capital gain dividend in a written notice mailed to shareholders within 60 days after the close of the Fund's taxable year. Upon the sale or exchange of Shares, if the shareholder has not held such Shares for more than six months, any loss on the sale or exchange of those Shares will be treated as long-term capital loss to the extent of the capital gain dividends received with respect to the Shares.

          A 4% non-deductible excise tax is imposed on regulated investment companies that fail to currently distribute an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). The Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and any capital gain net income prior to the end of each calendar year to avoid liability for this excise tax.

          The Fund will be required in certain cases to withhold and remit to the U.S. Treasury 31% of taxable dividends or gross proceeds realized upon sale paid to shareholders who have failed to provide a correct tax identification number in the manner required, who are subject to withholding by the Internal Revenue Service for failure properly to include on their return payments of taxable interest or dividends, or who have failed to certify to the Fund when required to do so either that they are not subject to backup withholding or that they are "exempt recipients."

          The foregoing discussion is based on Federal tax laws and regulations which are in effect on the date of this Statement of Additional Information; such laws and regulations may be changed by legislative or administrative action. Shareholders are advised to consult their tax advisers concerning their specific situations and the application of state and local taxes.


                            PERFORMANCE INFORMATION
                            -----------------------

          The Fund may advertise the "average annual total return" for its Shares. Such return is computed by determining the average annual compounded rate of return during specified periods that equates the initial amount invested to the ending redeemable value of such investment according to the following formula:

                           ERV
                    T = [(-----) to the first power of 1 divided by n - 1]
                            P

     Where:    T =  average annual total return.

               ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year (or other) periods at the end of the applicable period (or a fractional portion thereof).

               P =  hypothetical initial payment of $1,000.

               n =  period covered by the computation, expressed in years.


          The Fund may also advertise the "aggregate total return" for its Shares, which is computed by determining the aggregate compounded rates of return during specified periods that likewise equate the initial amount invested to the ending redeemable value of such investment. The formula for calculating aggregate total return is as follows:

                                            ERV
               Aggregate Total Return = [(------)] - 1
                                             P


          The above calculations are made assuming that (1) all dividends and capital gain distributions are reinvested on the reinvestment dates at the price per Share existing on the reinvestment date, (2) all recurring fees charged to all shareholder accounts are included, and (3) for any account fees that vary with the size of the account, a mean (or median) account size in the Fund during the periods is reflected. The ending redeemable value (variable "ERV" in the formula) is determined by assuming complete redemption of the hypothetical investment after deduction of all nonrecurring charges at the end of the measuring period.

          Based on the foregoing calculations, the average annual total returns for the Shares of the Fund for the one year and five year periods ended March 31, 1998 were 24.97% and 15.09%, respectively. The average annual total return for the Shares of the Fund for the period from December 31, 1992 (commencement of operations) to March 31, 1998 was 16.75%.

          The Fund may also from time to time include in advertisements, sales literature and communications to shareholders a total return figure that is not calculated according to the formula set forth above in order to compare more accurately the Fund's performance with other measures of investment return. For example, in comparing the Fund's total return with data published by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc. or Weisenberger Investment Company Service, or with the performance of an index, the Fund may calculate its aggregate total return for the period of time specified in the advertisement or communication by assuming the investment of $10,000 in Shares and assuming the reinvestment of each dividend or other distribution at net asset value on the reinvestment date. Percentage increases are determined by subtracting the initial value of the investment from the ending value and by dividing the remainder by the beginning value.

          The total return of Shares of the Fund may be compared to that of other mutual funds with similar investment objectives and to other relevant indices or to ratings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, the total return of the Fund may be compared to data prepared by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc. and Weisenberger Investment Company Service. Total return and yield data as reported in national financial publications such as Money Magazine, Forbes, Barron's, The Wall Street
                               ----- --------  ------  --------  --- ---- ------
Journal and The New York Times, or in publications of a local or regional
-------     --- --- ---- -----
nature, may also be used in comparing the performance of the Fund. Advertisements, sales literature or reports to shareholders may from time to time also include a discussion and analysis of the Fund's performance, including, without limitation, those factors, strategies and techniques that, together with market conditions and events, materially affected the Fund's performance.

          The Fund may also from time to time include discussions or illustrations of the effects of compounding in advertisements. "Compounding" refers to the fact that, if dividends or other distributions on the Fund investment are reinvested by being paid in additional Fund Shares, any future income or capital appreciation of the Fund would increase the value, not only of the original Fund investment, but also of the additional Fund Shares received through reinvestment. As a result, the value of the Fund investment would increase more quickly than if dividends or other distributions had been paid in cash. The Fund may also include discussions or illustrations of the potential investment goals of a prospective investor, investment management techniques, policies or investment suitability of the Fund, economic conditions, the effects of inflation and historical performance of various asset classes, including but not limited to, stocks, bonds and Treasury bills. From time to time advertisements, sales literature or communications to shareholders may summarize the substance of information contained in shareholder reports (including the investment composition of the Fund), as well as the views of the Investment Adviser as to current market, economy, trade and interest rate trends, legislative, regulatory and monetary developments, investment strategies and related matters believed to be of relevance to the Fund. The Fund may also include in advertisements charts, graphs or drawings which illustrate the potential risks and rewards of investment in various investment vehicles, including but not limited to, stocks, bonds, Treasury bills and Shares of the Fund. In addition, advertisements, sales literature or shareholder communications may include a discussion of certain attributes or benefits to be derived by an investment in the Fund. Such advertisements or communications may include symbols, headlines or other material which highlight or summarize the information discussed in more detail therein.


                                 MISCELLANEOUS
                                 -------------

          As used in the Prospectus, "assets belonging to the Fund" means the consideration received upon the issuance of Shares in the Fund, together with all income, earnings, profits, and proceeds derived from the investment thereof, including any proceeds from the sale of such investments, any funds or payments derived from any reinvestment of such proceeds, and a portion of any general assets of Excelsior Fund not belonging to a particular portfolio of Excelsior Fund. In determining the Fund's net asset value, assets belonging to the Fund are charged with the direct liabilities in respect of the Fund and with a share of the general liabilities of Excelsior Fund which are normally allocated in proportion to the relative asset values of Excelsior Fund's portfolios at the time of allocation. Subject to the provisions of Excelsior Fund's Charter, determinations by the Board of Directors as to the direct and allocable liabilities, and the allocable portion of any general assets with respect to a particular Fund, are conclusive.

          As of July 8, 1998, U.S. Trust and its affiliates held of record substantially all of Excelsior Fund's outstanding shares as agent or custodian for their customers, but did not own such shares beneficially because they did not have voting or investment discretion with respect to such shares.

          As of July 8, 1998, the following persons owned beneficially or of record 5% or more of the outstanding Shares of the Fund: Charles Schwab & Co., Inc., Special Custody A/C for Benefit of Customers, Attn: Mutual Funds, 101 Montgomery Street, San Francisco, California 94104, 11.04%.


                                 FINANCIAL STATEMENTS
                                 --------------------

          The audited financial statements and notes thereto in Excelsior Fund's Annual Report to Shareholders for the fiscal year ended March 31, 1998 (the "1998 Annual Report") for the Fund are incorporated in this Statement of Additional Information by reference. No other parts of the 1998 Annual Report are incorporated by reference herein. The financial statements included in the 1998 Annual Report for the Fund have been audited by Excelsior Fund's
independent auditors,   Ernst & Young LLP, whose reports thereon also appear in
the 1998 Annual Report and are incorporated herein by reference. Such financial statements have been incorporated herein in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing. Additional copies of the 1998 Annual Report may be obtained at no charge by telephoning CGFSC at the telephone number appearing on the front page of this Statement of Additional Information.

                                  APPENDIX A
                                  ----------


Commercial Paper Ratings
------------------------

          A Standard & Poor's ("S&P") commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. The following summarizes the rating categories used by Standard and Poor's for commercial paper:

          "A-1" - Obligations are rated in the highest category indicating that the obligor's capacity to meet its financial commitment is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

          "A-2" - Obligations are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations rated "A-1". However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

          "A-3" - Obligations exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

          "B" - Obligations are regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

          "C" - Obligations are currently vulnerable to nonpayment and are dependent on favorable business, financial, and economic conditions for the obligor to meet its financial obligation.

          "D" - Obligations are in payment default. The "D" rating category is used when payments on an obligation are not made on the date due, even if the applicable grace period has not expired, unless S&P believes such payments will be made during such grace period. The "D" rating will also be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.


          Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually debt obligations not having an original maturity in excess of one year, unless explicitly noted. The following summarizes the rating categories used by Moody's for commercial paper:

          "Prime-1" - Issuers (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

          "Prime-2" - Issuers (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

          "Prime-3" - Issuers (or supporting institutions) have an acceptable ability for repayment of senior short-term debt obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

          "Not Prime" - Issuers do not fall within any of the Prime rating categories.


          The three rating categories of Duff & Phelps for investment grade commercial paper and short-term debt are "D-1," "D-2" and "D-3." Duff & Phelps employs three designations, "D-1+," "D-1" and "D-1-," within the highest rating category. The following summarizes the rating categories used by Duff & Phelps for commercial paper:

          "D-1+" - Debt possesses the highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

          "D-1" - Debt possesses very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

          "D-1-" - Debt possesses high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

          "D-2" - Debt possesses good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

          "D-3" - Debt possesses satisfactory liquidity and other protection factors qualify issues as investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

          "D-4" - Debt possesses speculative investment characteristics. Liquidity is not sufficient to insure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation.

          "D-5" - Issuer has failed to meet scheduled principal and/or interest payments.


          Fitch IBCA short-term ratings apply to debt obligations that have time horizons of less than 12 months for most obligations, or up to three years for U.S. public finance securities. The following summarizes the rating categories used by Fitch IBCA for short-term obligations:

          "F1" - Securities possess the highest credit quality. This designation indicates the strongest capacity for timely payment of financial commitments and may have an added "+" to denote any exceptionally strong credit feature.

          "F2" - Securities possess good credit quality. This designation indicates a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of securities rated "F1".

          "F3" - Securities possess fair credit quality. This designation indicates that the capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

          "B" - Securities possess speculative credit quality. this designation indicates minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

          "C" - Securities possess high default risk. This designation indicates that the capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

          "D" - Securities are in actual or imminent payment default.


          Thomson BankWatch short-term ratings assess the likelihood of an untimely payment of principal and interest of debt instruments with original maturities of one year or less. The following summarizes the ratings used by Thomson BankWatch:

          "TBW-1" - This designation represents Thomson BankWatch's highest category and indicates a very high likelihood that principal and interest will be paid on a timely basis.

          "TBW-2" - This designation represents Thomson BankWatch's second-highest category and indicates that while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1."

          "TBW-3" - This designation represents Thomson BankWatch's lowest investment-grade category and indicates that while the obligation is more susceptible to adverse developments (both internal and external) than those with higher ratings, the capacity to service principal and interest in a timely fashion is considered adequate.

          "TBW-4" - This designation represents Thomson BankWatch's lowest rating category and indicates that the obligation is regarded as non-investment grade and therefore speculative.


CORPORATE AND MUNICIPAL LONG-TERM DEBT RATINGS
----------------------------------------------

          The following summarizes the ratings used by Standard & Poor's for corporate and municipal debt:

          "AAA" - An obligation rated "AAA" has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

          "AA" - An obligation rated "AA" differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

          "A" - An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

          "BBB" - An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

          "BB," "B," "CCC," "CC" and "C" - Debt is regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

          "BB" - Debt is less vulnerable to non-payment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

          "B" - Debt is more vulnerable to non-payment than obligations rated "BB", but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

          "CCC" - Debt is currently vulnerable to non-payment, and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

          "CC" - An obligation rated "CC" is currently highly vulnerable to non-payment.

          "C" - The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

          "D" - An obligation rated "D" is in payment default. This rating is used when payments on an obligation are not made on the date due, even if the applicable grace period has not expired, unless S & P believes that such payments will be made during such grace period. "D" rating is also used upon the filing of a bankruptcy petition or the taking of similar action if payments on an obligation are jeopardized.

          PLUS (+) OR MINUS (-) - The ratings from "AA" through "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

          "r" - This rating is attached to highlight derivative, hybrid, and certain other obligations that S & P believes may experience high volatility or high variability in expected returns due to non-credit risks. Examples of such obligations are: securities whose principal or interest return is indexed to equities, commodities, or currencies; certain swaps and options; and interest-only and principal-only mortgage securities. The absence of an "r" symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

     The following summarizes the ratings used by Moody's for corporate and municipal long-term debt:

          "Aaa" - Bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

          "Aa" - Bonds are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

          "A" - Bonds possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

          "Baa" - Bonds are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

          "Ba," "B," "Caa," "Ca," and "C" - Bonds that possess one of these ratings provide questionable protection of interest and principal ("Ba" indicates speculative elements; "B" indicates a general lack of characteristics of desirable investment; "Caa" are of poor standing; "Ca" represents obligations which are speculative in a high degree; and "C" represents the lowest rated class of bonds). "Caa," "Ca" and "C" bonds may be in default.

          Con. (---) - Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operation experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

          Note: Those bonds in the Aa, A, Baa, Ba and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols, Aa1, A1, Baa1, Ba1 and B1.

          The following summarizes the long-term debt ratings used by Duff & Phelps for corporate and municipal long-term debt:

          "AAA" - Debt is considered to be of the highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

          "AA" - Debt is considered of high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

          "A" - Debt possesses protection factors which are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

          "BBB" - Debt possesses below-average protection factors but such protection factors are still considered sufficient for prudent investment. Considerable variability in risk is present during economic cycles.

          "BB," "B," "CCC," "DD," and "DP" - Debt that possesses one of these ratings is considered to be below investment grade. Although below investment grade, debt rated "BB" is deemed likely to meet obligations when due. Debt rated "B" possesses the risk that obligations will not be met when due. Debt rated "CCC" is well below investment grade and has considerable uncertainty as to timely payment of principal, interest or preferred dividends. Debt rated "DD" is a defaulted debt obligation, and the rating "DP" represents preferred stock with dividend arrearages.

          To provide more detailed indications of credit quality, the "AA," "A," "BBB," "BB" and "B" ratings may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major categories.

          The following summarizes the ratings used by Fitch IBCA for corporate and municipal bonds:

          "AAA" - Bonds considered to be investment grade and of the highest credit quality. These ratings denote the lowest expectation of investment risk and are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is very unlikely to be adversely affected by foreseeable events.

          "AA" - Bonds considered to be investment grade and of very high credit quality. These ratings denote a very low expectation of investment risk and indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

          "A" - Bonds considered to be investment grade and of high credit quality. These ratings denote a low expectation of investment risk and indicate strong capacity for timely payment of financial commitments. This capacity may, nevertheless, be more vulnerable to adverse changes in circumstances or in economic conditions than bonds with higher ratings.

          "BBB" - Bonds considered to be investment grade and of good credit quality. These ratings denote that there is currently a low expectation of investment risk. The capacity for timely payment of financial commitments is adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this category.

          "BB" - Bonds considered to be speculative. These ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic changes over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

          "B" - Bonds are considered highly speculative. These ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

          "CCC", "CC", "C" - Bonds have high default risk. Capacity for meeting financial commitments is reliant upon sustained, favorable business or economic developments. "CC" ratings indicate that default of some kind appears probable, and "C" ratings signal imminent default.

          "DDD," "DD" and "D" - Bonds are in default. Securities are not meeting obligations and are extremely speculative. "DDD" designates the highest potential for recovery on these securities, and "D" represents the lowest potential for recovery.

          To provide more detailed indications of credit quality, the Fitch IBCA ratings from and including "AA" to "B" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major rating categories.

          Thomson BankWatch assesses the likelihood of an untimely repayment of principal or interest over the term to maturity of long term debt and preferred stock which are issued by United States commercial banks, thrifts and non-bank banks; non-United States banks; and broker-dealers. The following summarizes the rating categories used by Thomson BankWatch for long-term debt ratings:

          "AAA" - This designation represents the highest category assigned by Thomson BankWatch to long-term debt and indicates that the ability to repay principal and interest on a timely basis is extremely high.

          "AA" - This designation indicates a very strong ability to repay principal and interest on a timely basis with limited incremental risk compared to issues rated in the highest category.

          "A" - This designation indicates that the ability to repay principal and interest is strong. Issues rated "A" could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

          "BBB" - This designation represents Thomson BankWatch's lowest investment-grade category and indicates an acceptable capacity to repay principal and interest. Issues rated "BBB" are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

          "BB," "B," "CCC," and "CC," - These designations are assigned by Thomson BankWatch to non-investment grade long-term debt. Such issues are regarded as having speculative characteristics regarding the likelihood of timely payment of principal and interest. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation.

          "D" - This designation indicates that the long-term debt is in default.

          PLUS (+) OR MINUS (-) - The ratings from "AAA" through "CC" may include a plus or minus sign designation which indicates where within the respective category the issue is placed.


MUNICIPAL NOTE RATINGS
----------------------

          A Standard and Poor's rating reflects the liquidity concerns and market access risks unique to notes due in three years or less. The following summarizes the ratings used by Standard & Poor's Ratings Group for municipal notes:

          "SP-1" - The issuers of these municipal notes exhibit a strong capacity to pay principal and interest. Those issues determined to possess very strong characteristics are given a plus (+) designation.

          "SP-2" - The issuers of these municipal notes exhibit satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

          "SP-3" - The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.


          Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade ("MIG") and variable rate demand obligations are designated Variable Moody's Investment Grade ("VMIG"). Such ratings recognize the differences between short-term credit risk and long-term risk. The following summarizes the ratings by Moody's Investors Service, Inc. for short-term notes:

          "MIG-1"/"VMIG-1" - This designation denotes best quality, enjoying strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

          "MIG-2"/"VMIG-2" - This designation denotes high quality, with margins of protection ample although not so large as in the preceding group.

          "MIG-3"/"VMIG-3" - This designation denotes favorable quality, with all security elements accounted for but lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

          "MIG-4"/"VMIG-4" - This designation denotes adequate quality, carrying specific risk but having protection commonly regarded as required of an investment security and not distinctly or predominantly speculative.

          "SG" - This designation denotes speculative quality and lack of margins of protection.


          Fitch IBCA and Duff & Phelps use the short-term ratings described under Commercial Paper Ratings for municipal notes.

                             EXCELSIOR FUNDS, INC.


                                Real Estate Fund



                      STATEMENT OF ADDITIONAL INFORMATION



                                 August 1, 1998



This Statement of Additional Information is not a prospectus but should be read in conjunction with the current prospectus for the Real Estate Fund (the "Fund") of Excelsior Funds, Inc. ("Excelsior Fund") dated August 1, 1998 (the "Prospectus"). Much of the information contained in this Statement of Additional Information expands upon the subjects discussed in the Prospectus.
No investment in shares of the Fund described herein (the "Shares") should be made without reading the Prospectus. A copy of the Prospectus may be obtained by writing Excelsior Fund c/o Chase Global Funds Services Company, 73 Tremont Street, Boston, MA 02108-3913 or by calling (800) 446-1012.

                               TABLE OF CONTENTS
                               -----------------

                                                                          Page
INVESTMENT OBJECTIVE AND POLICIES.......................................    1

     Other Investment Considerations....................................    1
     Additional Information on Portfolio Instruments....................    3
     Additional Investment Limitations..................................    9

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION..........................   10

INVESTOR PROGRAMS.......................................................   11

     Systematic Withdrawal Plan.........................................   11
     Exchange Privilege.................................................   12
     Other Investor Programs............................................   13

DESCRIPTION OF CAPITAL STOCK............................................   13

MANAGEMENT OF THE FUND..................................................   14

     Directors and Officers.............................................   14
     Investment Advisory and Administration Agreements..................   20
     Shareholder Organizations..........................................   20
     Expenses...........................................................   21
     Custodian and Transfer Agent.......................................   22

PORTFOLIO TRANSACTIONS..................................................   22

INDEPENDENT AUDITORS....................................................   24

COUNSEL.................................................................   25

ADDITIONAL INFORMATION CONCERNING TAXES.................................   25

PERFORMANCE AND YIELD INFORMATION.......................................   26

MISCELLANEOUS...........................................................   29

FINANCIAL STATEMENTS....................................................   30

APPENDIX A..............................................................  A-1

                       INVESTMENT OBJECTIVE AND POLICIES
                       ---------------------------------

          The investment objective and policies of the Fund are described in the Prospectus. The following information supplements the description of the investment objective and policies as set forth in the Prospectus.

Other Investment Considerations
-------------------------------

          The Fund intends to invest primarily in common stocks, but the Fund may also purchase both preferred stocks and securities convertible into common stock at the discretion of United States Trust Company of New York ("U.S. Trust New York") and U.S. Trust Company of Connecticut ("U.S. Trust Connecticut" and, collectively with U.S. Trust New York, the "Investment Adviser" or "U.S. Trust"). The Investment Adviser expects that the broad and varied strategies utilized by it will result in somewhat more current income than would be generated if the Investment Adviser utilized a single strategy more narrowly focused on rapid growth of principal and involving exposure to higher levels of risk.

          The Investment Adviser's investment philosophy is to identify investment values available in the market at attractive prices. Investment value arises from the ability to generate earnings or from the ownership of assets or resources. Underlying earnings potential and asset values are frequently demonstrable but not recognized in the market prices of the securities representing their ownership. The Investment Adviser employs the following three different but closely interrelated portfolio strategies to focus and organize its search for investment values.

          1.   Problem/Opportunity Companies. Important investment opportunities
               -----------------------------
often occur where companies develop solutions to large, complex, fundamental problems, such as declining industrial productivity; rising costs and declining sources of energy; the economic imbalances and value erosion caused by years of high inflation and interest rates; the soaring costs and competing priorities of providing health care; and the accelerating interdependence and "shrinking size" of the world.

          Solutions or parts of solutions to large problems may be generated by established companies or comparatively new companies of all sizes through the development of new products, technologies or services, or through new applications of older ones.

          Investment in such companies represents a very wide range of investment potential, current income return rates, and exposure to fundamental and market risks. Income generated by the Fund's investments in these companies would be expected to be moderate, characterized by lesser rates than those of a fund whose sole objective is current income, and somewhat higher rates than those of a higher-risk growth fund.

          2.   Transaction Value Companies. In the opinion of the Investment
               ---------------------------
Adviser, the stock market frequently values the aggregate ownership of a company at a substantially lower figure than its component assets would be worth if they were sold off separately over time. Such assets may include intangible assets such as product and market franchises, operating know-how, or distribution systems, as well as such tangible properties as oil reserves, timber, real estate, or production facilities. Investment opportunities in these companies are determined by the magnitude of difference between economic worth and current market price.

          Market undervaluations are very often corrected by purchase and sale, restructuring of the company, or market appreciation to recognize the actual worth. The recognition process may well occur over time, however, incurring a form of time-exposure risk. Success from investing in these companies is often great, but may well be achieved only after a waiting period of inactivity.

          Income derived from investing in undervalued companies is expected to be moderately greater than that derived from investments in either the Problem/Opportunity or Early Life Cycle companies.

          3.   Early Life Cycle Companies.  Investments in Early Life Cycle
               --------------------------
companies tend to be narrowly focused on an objective of higher rates of capital appreciation. They correspondingly will involve a significantly greater degree of risk and the reduction of current income to a negligible level. Such investments will not be limited to new, small companies engaged only in frontier technology, but will seek opportunities for maximum appreciation through the full spectrum of business operations, products, services, and asset values. Consequently, the Fund's investments in Early Life Cycle companies are primarily in younger, small- to medium- sized companies in the early stages of their development. Such companies are usually more flexible in trying new approaches to problem-solving and in making new or different employment of assets. Because of the high risk level involved, the ratio of success among such companies is lower than the average, but for those companies which succeed, the magnitude of investment reward is potentially higher.

Additional Information on Portfolio Instruments
-----------------------------------------------

          Options
          -------

          As stated in the Prospectus, the Fund may purchase put and call options listed on a national securities exchange and issued by the Options Clearing Corporation. Such purchases would be in an amount not exceeding 5% of the Fund's net assets. Purchase of options is a highly specialized activity which entails greater than ordinary investment risks. Regardless of how much the market price of the underlying security increases or decreases, the option buyer's risk is limited to the amount of the original investment for the purchase of the option. However, options may be more volatile than the underlying securities, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying securities. A listed call option gives the purchaser of the option the right to buy from a clearing corporation, and the writer has the obligation to sell to the clearing corporation, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligations under the option contract. A listed put option gives the purchaser the right to sell to a clearing corporation the underlying security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security. Put and call options purchased by the Fund will be valued at the last sale price or, in the absence of such a price, at the mean between bid and asked prices.

          Also as stated in the Prospectus, the Fund may engage in writing covered call options and enter into closing purchase transactions with respect to such options. When the Fund writes a covered call option, it may terminate its obligation to sell the underlying security prior to the expiration date of the option by executing a closing purchase transaction, which is effected by purchasing on an exchange an option of the same series (i.e., same underlying security, exercise price and expiration date) as the option previously written. Such a purchase does not result in the ownership of an option. A closing purchase transaction will ordinarily be effected to realize a profit on an outstanding call option, to prevent an underlying security from being called, to permit the sale of the underlying security or to permit the writing of a new call option containing different terms on such underlying security. The cost of such a liquidation purchase plus transaction costs may be greater than the premium received upon the original option, in which event the writer will have incurred a loss on the transaction. An option position may be closed out only on an exchange which provides a secondary market for an option of the same series. There is no assurance that a liquid secondary market on an exchange will exist for any particular option. A covered option writer, unable to effect a closing purchase transaction, will not be able to sell the underlying security until the option expires or the underlying security is delivered upon exercise, with the result that the writer in such circumstances will be subject to the risk of market decline in the underlying security during such period. The Fund will write an option on a particular security only if the Investment Adviser believes that a liquid secondary market will exist on an exchange for options of the same series, which will permit the Fund to make a closing purchase transaction in order to close out its position.

          When the Fund writes an option, an amount equal to the net premium (the premium less the commission) received by the Fund is included in the liability section of the Fund's statement of assets and liabilities as a deferred credit. The amount of the deferred credit will be subsequently marked to market to reflect the current value of the option written. The current value of the traded option is the last sale price or, in the absence of a sale, the average of the closing bid and asked prices. If an option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold), and the deferred credit related to such option will be eliminated. If an option is exercised, the Fund may deliver the underlying security from its portfolio or purchase the underlying security in the open market. In either event, the proceeds of the sale will be increased by the net premium originally received, and the Fund will realize a gain or loss. Premiums from expired call options written by the Fund and net gains from closing purchase transactions are treated as short-term capital gains for Federal income tax purposes, and losses on closing purchase transactions are short-term capital losses.

          Repurchase Agreements
          ---------------------

          The repurchase price under the repurchase agreements described in the Prospectus generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement). Securities subject to repurchase agreements are held by the Fund's custodian (or sub-custodian) or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered loans by the Fund under the Investment Company Act of 1940, as amended (the "1940 Act").

          Futures Contracts and Related Options
          -------------------------------------

          The Fund may invest in futures contracts and options thereon. The Fund may enter into interest rate futures contracts and other types of financial futures contracts, including foreign currency futures contracts, as well as any index or foreign market futures which are available on recognized exchanges or in other established financial markets. A futures contract on foreign currency creates a binding obligation on one party to deliver, and a corresponding obligation on another party to accept delivery of, a stated quantity of a foreign currency for an amount fixed in U.S. dollars. Foreign currency futures, which operate in a manner similar to interest rate futures contracts, may be used by the Fund to hedge against exposure to fluctuations in exchange rates between the U.S. dollar and other currencies arising from multinational transactions.

          Futures contracts will not be entered into for speculative purposes, but to hedge risks associated with the Fund's securities investments. Positions in futures contracts may be closed out only on an exchange which provides a secondary market for such futures. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position. In the event of adverse price movements, the Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if the Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, the Fund may be required to make delivery of the instruments underlying futures contracts it holds. The inability to close options and futures positions also could have an adverse impact on the Fund's ability to effectively hedge.

          Successful use of futures by the Fund is also subject to the Investment Adviser's ability to correctly predict movements in the direction of the market. For example, if the Fund has hedged against the possibility of a decline in the market adversely affecting securities held by it and securities prices increase instead, the Fund will lose part or all of the benefit to the increased value of its securities which it has hedged because it will have approximately equal offsetting losses in its futures positions. In addition, in some situations, if the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. The Fund may have to sell securities at a time when it may be disadvantageous to do so.

          The risk of loss in trading futures contracts in some strategies can be substantial, due both to the low margin deposits required, and the extremely high degree of leverage involved in futures pricing. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss (as well as gain) to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, before any deduction for the transaction costs, if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the contract.

          Utilization of futures transactions by the Fund involves the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in a futures contract or related option.

          Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

          The trading of futures contracts is also subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other disruptions of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

          Options on Futures Contracts
          ----------------------------

          The Fund may purchase options on the futures contracts described above. A futures option gives the holder, in return for the premium paid, the right to buy (call) from or sell (put) to the writer of the option a futures contract at a specified price at any time during the period of the option. Upon exercise, the writer of the option is obligated to pay the difference between the cash value of the futures contract and the exercise price. Like the buyer or seller of a futures contract, the holder, or writer, of an option has the right to terminate its position prior to the scheduled expiration of the option by selling, or purchasing, an option of the same series, at which time the person entering into the closing transaction will realize a gain or loss.

          Investments in futures options involve some of the same considerations that are involved in connection with investments in futures contracts (for example, the existence of a liquid secondary market). In addition, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased. Depending on the pricing of the option compared to either the futures contract upon which it is based, or upon the price of the instruments being hedged, an option may or may not be less risky than ownership of the futures contract or such instruments. In general, the market prices of options can be expected to be more volatile than the market prices on the underlying futures contract. Compared to the purchase or sale of futures contracts, however, the purchase of call or put options on futures contracts may frequently involve less potential risk to the Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). Although permitted by its fundamental investment policies, the Fund does not currently intend to write futures options, and will not do so in the future absent any necessary regulatory approvals.

          When-Issued and Forward Transactions
          ------------------------------------

          When the Fund agrees to purchase securities on a "when-issued" or "forward commitment" basis, the custodian will set aside cash or liquid portfolio securities equal to the amount of the commitment in a separate account. Normally, the custodian will set aside portfolio securities to satisfy a purchase commitment and, in such case, the Fund may be required subsequently to place additional assets in the separate account in order to ensure that the value of the account remains equal to the amount of the Fund's commitment. It may be expected that the Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. Because the Fund will set aside cash or liquid assets to satisfy its purchase commitments in the manner described, its liquidity and ability to manage its portfolio might be affected in the event its forward commitments or commitments to purchase "when-issued" securities ever exceed 25% of the value of its assets.

          The Fund will purchase securities on a "when-issued" or "forward commitment" basis only with the intention of completing the transaction. If deemed advisable as a matter of investment strategy, however, the Fund may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. In these cases, the Fund may realize a taxable capital gain or loss.

          When the Fund engages in "when-issued" or "forward commitment" transactions, it relies on the other party to consummate the trade. Failure of such other party to do so may result in the Fund incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

          The market value of the securities underlying a "when-issued" purchase or a forward commitment to purchase securities and any subsequent fluctuations in their market value are taken into account when determining the market value of the Fund starting on the day the

Fund agrees to purchase the securities. The Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date.

          Forward Currency Transactions
          -----------------------------

          The Fund will conduct its currency exchange transactions either on a spot (i.e., cash) basis at the rate prevailing in the currency exchange markets, or by entering into forward currency contracts. A forward foreign currency contract involves an obligation to purchase or sell a specific currency for a set price at a future date. In this respect, forward currency contracts are similar to foreign currency futures contracts; however, unlike futures contracts which are traded on recognized commodities exchange, forward currency contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. Also, forward currency contracts usually involve delivery of the currency involved instead of cash payment as in the case of futures contracts.

          The Fund's participation in forward currency contracts will be limited to hedging involving either specific transactions or portfolio positions. Transaction hedging involves the purchase or sale of foreign currency with respect to specific receivables or payables of the Fund generally arising in connection with the purchase or sale of its portfolio securities. The purpose of transaction hedging is to "lock in" the U.S. dollar equivalent price of such specific securities. Position hedging is the sale of foreign currency with respect to portfolio security positions denominated or quoted in that currency. The Fund will not speculate in foreign currency exchange transactions. Transaction and position hedging will not be limited to an overall percentage of the Fund's assets, but will be employed as necessary to correspond to particular transactions or positions. The Fund may not hedge its currency positions to an extent greater than the aggregate market value (at the time of entering into the forward contract) of the securities held in its portfolio denominated, quoted in, or currently convertible into that particular currency. When the Fund engages in forward currency transactions, certain asset segregation requirements must be satisfied to ensure that the use of foreign currency transactions is unleveraged. When the Fund takes a long position in a forward currency contract, it must maintain a segregated account containing liquid assets equal to the purchase price of the contract, less any margin or deposit. When the Fund takes a short position in a forward currency contract, the Fund must maintain a segregated account containing liquid assets in an amount equal to the market value of the currency underlying such contract (less any margin or deposit), which amount must be at least equal to the market price at which the short position was established. Asset segregation requirements are not applicable when the Fund "covers" a forward currency position generally by entering into an offsetting position.

          The transaction costs to the Fund of engaging in forward currency transactions vary with factors such as the currency involved, the length of the contract period and prevailing currency market conditions. Because currency transactions are usually conducted on a principal basis, no fees or commissions are involved. The use of forward currency contracts does not eliminate fluctuations in the underlying prices of the securities being hedged, but it does establish a rate of exchange that can be achieved in the future. Thus, although forward currency contracts used for transaction or position hedging purposes may limit the risk of loss due to an increase in the value of the hedged currency, at the same time they limit potential gain that might result were the contracts not entered into. Further, the Investment Adviser may be incorrect in its expectations as to currency fluctuations, and the Fund may incur losses in connection with its currency transactions that it would not otherwise incur. If a price movement in a particular currency is generally anticipated, the Fund may not be able to contract to sell or purchase that currency at an advantageous price.

          At or before the maturity of a forward sale contract, the Fund may sell a portfolio security and make delivery of the currency, or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Fund will obtain, on the same maturity date, the same amount of the currency which it is obligated to deliver. If the Fund retains the portfolio security and engages in an offsetting transaction, the Fund, at the time of execution of the offsetting transaction, will incur a gain or a loss to the extent that movement has occurred in forward contract prices. Should forward prices decline during the period between the Fund's entering into a forward contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the Fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Fund will suffer a loss to the extent the price of the currency it has agreed to sell is less than the price of the currency it has agreed to purchase in the offsetting contract. The foregoing principles generally apply also to forward purchase contracts.

          Securities Lending
          ------------------

          When the Fund lends its securities, it continues to receive interest or dividends on the securities lent and may simultaneously earn interest on the investment of the cash loan collateral, which will be invested in readily marketable, high-quality, short-term obligations. Although voting rights, or rights to consent, attendant to lent securities pass to the borrower, such loans may be called at any time and will be called so that the securities may be voted by the Fund if a material event affecting the investment is to occur.

Additional Investment Limitations
---------------------------------

          In addition to the investment limitations disclosed in the Prospectus, the Fund is subject to the investment limitations enumerated below. Fundamental investment limitations may be changed with respect to the Fund only by a vote of a majority of the holders of the Fund's outstanding Shares (as defined under "Miscellaneous" in the Prospectus). However, investment limitations which are "operating policies" with respect to the Fund may be changed by Excelsior Fund's Board of Directors without shareholder approval.

          The following investment limitations are fundamental with respect to the Fund. The Fund may not:

          1. Act as an underwriter of securities within the meaning of the Securities Act of 1933, except insofar as it might be deemed to be an underwriter upon disposition of certain portfolio securities acquired within the limitation on purchases of restricted securities and except to the extent that the purchase of obligations directly from the issuer thereof in accordance with its investment objective, policies and limitations may be deemed to be underwriting;

          2. Purchase or sell real estate, except that (a) the Fund may purchase securities of issuers which deal in real estate and may purchase securities which are secured by real estate or interests therein, and (b) the Fund may hold and sell any real estate it acquires as a result of the Fund's ownership of such securities;

          3. Issue any senior securities, except insofar as any borrowing in accordance with the Fund's investment limitations might be considered to be the issuance of a senior security; and

          4. Purchase or sell commodities or commodities futures contracts or invest in oil, gas, or other mineral exploration or development programs; provided, however, that the Fund may: (a) purchase publicly traded securities of companies engaging in whole or in part in such activities or invest in liquidating trust receipts, certificates of beneficial ownership or other instruments in accordance with its investment objective and policies, and (b) purchase and sell options, forward contracts, futures contracts and futures options.


          The following investment limitations are operating policies with respect to the Fund. The Fund may not:

          5. Purchase securities on margin, make short sales of securities, or maintain a short position;

          6. Invest in companies for the purpose of exercising management or control; and

          7. Acquire any other investment company or investment company security, except in connection with a merger, consolidation, reorganization, or acquisition of assets or where otherwise permitted by the 1940 Act.

                                 *    *     *

          For the purpose of Investment Limitation No. 2, the prohibition of purchases of real estate includes acquisition of limited partnership interests in partnerships formed with a view toward investing in real estate, but does not prohibit purchases of shares in real estate investment trusts.

          In addition to the above investment limitations, the Fund currently intends to refrain from entering into arbitrage transactions.

          If a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in value of the Fund's securities will not constitute a violation of such limitation.


                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION
                 ----------------------------------------------

          Shares are continuously offered for sale by Edgewood Services, Inc. (the "Distributor"), a wholly-owned subsidiary of Federated Investors, Inc., and the Distributor has agreed to use appropriate efforts to solicit all purchase orders. As described in the Prospectus, Shares may be sold to customers ("Customers") of financial institutions ("Shareholder Organizations"). Shares are also offered for sale directly to institutional investors and to members of the general public. Different types of Customer accounts at the Shareholder Organizations may be used to purchase Shares, including eligible agency and trust accounts. In addition, Shareholder Organizations may automatically "sweep" a Customer's account not less frequently than weekly and invest amounts in excess of a minimum balance agreed to by the Shareholder Organization and its Customer in Shares selected by the Customer. Investors purchasing Shares may include officers, directors, or employees of the particular Shareholder Organization.

          Excelsior Fund has authorized certain brokers to accept on its behalf purchase, exchange and redemption orders. Such brokers are authorized to designate other intermediaries to accept purchase, exchange and redemption orders on behalf of Excelsior Fund. Excelsior Fund will be deemed to have received a purchase, exchange or redemption order when such an authorized broker or designated intermediary accepts the order.

          Shares of the Fund are offered for sale at their net asset value per Share next computed after a purchase order is received in good order by Excelsior Fund's sub-transfer agent or after a purchase order is accepted by an authorized broker or designated intermediary. Similarly, an order for the exchange or redemption of Shares will receive the net asset value per Share next computed after the order is received in good order by

Excelsior Fund's sub- transfer agent or after the order is accepted by an authorized broker or designated intermediary.

          Excelsior Fund may suspend the right of redemption or postpone the date of payment for Shares for more than 7 days during any period when (a) trading on the New York Stock Exchange (the "Exchange") is restricted by applicable rules and regulations of the Securities and Exchange Commission (the "SEC"); (b) the Exchange is closed for other than customary weekend and holiday closings; (c) the SEC has by order permitted such suspension; or (d) an emergency exists as determined by the SEC.

          In the event that Shares are redeemed in cash at their net asset value, a shareholder may receive in payment for such Shares an amount that is more or less than his original investment due to changes in the market prices of the Fund's portfolio securities.

          Excelsior Fund reserves the right to honor any request for redemption or repurchase of the Fund's Shares by making payment in whole or in part in securities chosen by Excelsior Fund and valued in the same way as they would be valued for purposes of computing the Fund's net asset value. If payment is made in securities, a shareholder may incur transaction costs in converting these securities into cash. Such redemptions in kind will be governed by Rule 18f-1 under the 1940 Act so that the Fund is obligated to redeem its Shares solely in cash up to the lesser of $250,000 or 1% of its net asset value during any 90-day period for any one shareholder of the Fund.

          Under certain circumstances, Excelsior Fund may, in its discretion, accept securities as payment for Shares. Securities acquired in this manner will be limited to securities issued in transactions involving a bona fide
                                                                 ---------
reorganization or statutory merger, or other transactions involving securities that meet the investment objective and policies of the Fund.


                               INVESTOR PROGRAMS
                               -----------------

Systematic Withdrawal Plan
--------------------------

          An investor who owns Shares with a value of $10,000 or more may begin a Systematic Withdrawal Plan. The withdrawal can be on a monthly, quarterly, semiannual or annual basis. There are four options for such systematic withdrawals. The investor may request:

          (1)  A fixed-dollar withdrawal;

          (2)  A fixed-share withdrawal;

          (3) A fixed-percentage withdrawal (based on the current value of the account); or

          (4)  A declining-balance withdrawal.

          Prior to participating in a Systematic Withdrawal Plan, the investor must deposit any outstanding certificates for Shares with Chase Global Funds Services Company, the Fund's sub-transfer agent. Under this Plan, dividends and distributions are automatically reinvested in additional Shares of the Fund. Amounts paid to investors under this Plan should not be considered as income. Withdrawal payments represent proceeds from the sale of Shares, and there will be a reduction of the shareholder's equity in the Fund if the amount of the withdrawal payments exceeds the dividends and distributions paid on the Shares and the appreciation of the investor's investment in the Fund. This in turn may result in a complete depletion of the shareholder's investment. An investor may not participate in a program of systematic investing in the Fund while at the same time participating in the Systematic Withdrawal Plan with respect to an account in the Fund. Customers of Shareholder Organizations may obtain information on the availability of, and the procedures and fees relating to, the Systematic Withdrawal Plan directly from their Shareholder Organizations.

Exchange Privilege
------------------

          Investors and Customers of Shareholder Organizations may exchange Shares having a value of at least $500 for shares of any other portfolio of Excelsior Fund or Excelsior Tax-Exempt Funds, Inc. ("Excelsior Tax-Exempt Fund" and, collectively with Excelsior Fund, the "Companies") or for Trust Shares of Excelsior Institutional Trust. Shares may be exchanged by wire, telephone or mail and must be made to accounts of identical registration. There is no exchange fee imposed by the Companies or Excelsior Institutional Trust. In order to prevent abuse of this privilege to the disadvantage of other shareholders, the Companies and Excelsior Institutional Trust reserve the right to limit the number of exchange requests of investors to no more than six per year. The Companies and Excelsior Institutional Trust may modify or terminate the exchange program at any time upon 60 days' written notice to shareholders, and may reject any exchange request. Customers of Shareholder Organizations may obtain information on the availability of, and the procedures and fees relating to, such program directly from their Shareholder Organizations.

          For Federal income tax purposes, exchanges are treated as sales on which the shareholder will realize a gain or loss, depending upon whether the value of the Shares to be given up in exchange is more or less than the basis in such Shares at the time of the exchange. Generally, a shareholder may include sales loads incurred upon the purchase of Shares in his or her tax basis for such Shares for the purpose of determining gain or loss on a redemption, transfer or exchange of such Shares. However, if the shareholder effects an exchange of Shares for shares of another portfolio of the Companies within 90 days of the purchase and is able to reduce the sales load otherwise applicable to the new shares (by virtue of the Companies' exchange privilege), the amount equal to such reduction may not be included in the tax basis of the shareholder's exchanged Shares but may be included (subject to the limitation) in the tax basis of the new shares.

Other Investor Programs
-----------------------

          As described in the Prospectus, Shares of the Fund may be purchased in connection with the Automatic Investment Program and certain Retirement Programs. Customers of Shareholder Organizations may obtain information on the availability of, and the procedures and fees relating to, such programs directly from their Shareholder Organizations.


                         DESCRIPTION OF CAPITAL STOCK
                         ----------------------------

          Excelsior Fund's Charter authorizes its Board of Directors to issue up to thirty-five billion full and fractional shares of capital stock, and to classify or reclassify any unissued shares of Excelsior Fund into one or more classes or series by setting or changing in any one or more respects their respective preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications, and terms and conditions of redemption. The Prospectus describes the classes of shares into which Excelsior Fund's authorized capital is currently classified. Prior to December 28, 1995, Excelsior Fund was known as "UST Master Funds, Inc."

          Shares have no preemptive rights and only such conversion or exchange rights as the Board of Directors may grant in its discretion. When issued for payment as described in the Prospectus, Shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of the Fund, shareholders of the Fund are entitled to receive the assets available for distribution belonging to the Fund and a proportionate distribution, based upon the relative asset values of Excelsior Fund's portfolios, of any general assets of Excelsior Fund not belonging to any particular portfolio of Excelsior Fund which are available for distribution. In the event of a liquidation or dissolution of Excelsior Fund, its shareholders will be entitled to the same distribution process.

          Shareholders of Excelsior Fund are entitled to one vote for each full share held, and fractional votes for fractional shares held, and will vote in the aggregate and not by class, except as otherwise required by the 1940 Act or other applicable law or when the matter to be voted upon affects only the interests of the shareholders of a particular class. Voting rights are not cumulative and, accordingly, the holders of more than 50% of the aggregate of Excelsior Fund's shares may elect all of Excelsior Fund's directors, regardless of votes of other shareholders.

          Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as Excelsior Fund shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each portfolio affected by the matter. A portfolio is affected by a matter unless it is clear that the interests of each portfolio in the matter are substantially identical or that the matter does not affect any interest of the portfolio. Under the Rule, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a portfolio only if approved by a majority of the outstanding shares of such portfolio. However, the Rule also provides that the ratification of the appointment of independent public accountants and the election of directors may be effectively acted upon by shareholders of Excelsior Fund voting without regard to class.

          Excelsior Fund's Charter authorizes its Board of Directors, without shareholder approval (unless otherwise required by applicable law), to: (a) sell and convey the assets of the Fund to another management investment company for consideration which may include securities issued by the purchaser and, in connection therewith, to cause all outstanding Shares of the Fund to be redeemed at a price which is equal to their net asset value and which may be paid in cash or by distribution of the securities or other consideration received from the sale and conveyance; (b) sell and convert the Fund's assets into money and, in connection therewith, to cause all outstanding Shares of the Fund to be redeemed at their net asset value; or (c) combine the assets belonging to the Fund with the assets belonging to another portfolio of Excelsior Fund, if the Board of Directors reasonably determines that such combination will not have a material adverse effect on shareholders of any portfolio participating in such combination, and, in connection therewith, to cause all outstanding Shares of the Fund to be redeemed at their net asset value or converted into shares of another class of Excelsior Fund's capital stock at net asset value. The exercise of such authority by the Board of Directors will be subject to the provisions of the 1940 Act, and the Board of Directors will not take any action described in this paragraph unless the proposed action has been disclosed in writing to the Fund's shareholders at least 30 days prior thereto.

          Notwithstanding any provision of Maryland law requiring a greater vote of Excelsior Fund's Common Stock (or of the Shares of the Fund voting separately as a class) in connection with any corporate action, unless otherwise provided by law (for example, by Rule 18f-2, discussed above) or by Excelsior Fund's Charter, Excelsior Fund may take or authorize such action upon the favorable vote of the holders of more than 50% of the outstanding Common Stock of Excelsior Fund voting without regard to class.


                            MANAGEMENT OF THE FUND
                            ----------------------

Directors and Officers
----------------------

          The directors and executive officers of Excelsior Fund, their addresses, ages, principal occupations during the past five years, and other affiliations are as follows:


                                Position                  Principal Occupation
                                with                      During Past 5 Years and
Name and Address                Excelsior Fund            Other Affiliations
----------------                --------------            -----------------------
Frederick S. Wonham             Chairman of the           Retired; Director of
238 June Road                   Board, President          Excelsior Fund and Excelsior
Stamford, CT  06903             and Treasurer             Tax-Exempt Fund (since 1995);
Age: 67                                                   Trustee of Excelsior Funds
                                                          and Excelsior Institutional Trust
                                                          (since 1995); Vice Chairman of U.S.
                                                          Trust Corporation and U.S. Trust New
                                                          York (from February 1990 until
                                                          September 1995); and Chairman,
                                                          U.S. Trust Connecticut (from
                                                          March 1993 to May 1997).

Donald L. Campbell              Director                  Retired; Director of
333 East 69th Street                                      Excelsior Fund and Excelsior
Apt. 10-H                                                 Tax-Exempt Fund (since 1984);
New York, NY 10021                                        Director of UST Master
Age: 72                                                   Variable Series, Inc. (from 1994 to
                                                          June 1997); Trustee of Excelsior
                                                          Institutional Trust (since 1995); and
                                                          Director, Royal Life Insurance Co.
                                                          of New York (since 1991).

Rodman L. Drake                 Director                  Director of Excelsior Fund and
Continuation Invest-                                      Excelsior Institutional Trust and Excelsior
ments Group, Inc. and                                     Funds (since 1994); Director, Parsons Brinkerhoff
Excelsior Tax-Exempt Fund                                 Energy Services Inc. (since 1996); Director,
1251 Avenue of the                                        Parsons Brinkerhoff, Inc. (engineering firm) (since 1995);
Americas, 9th Floor                                       President, Continuation  Investments Group, Inc.
(since 1996); Trustee of                                  (since 1997); President, Mandrake Group (investment
New York, NY  10020                                       and consulting firm) (1994-1997); Director, Hyperion Total
                                                          Return Fund, Inc. and four other funds for which
Age:  55                                                  Hyperion Capital Management, Inc. serves as investment adviser
                                                          (since 1991); Co-Chairman, KMR Power Corporation (power plants)
                                                          (from 1993 to 1996); Director, The Latin America Smaller
                                                          Companies Fund, Inc. (since 1993); Member of Advisory Board, Argentina
                                                          Private Equity Fund L.P. (from 1992 to 1996) and Garantia L.P.
                                                          (Brazil) (from 1993 to 1996); and

-------------------------------
1. This director is considered to be an "interested person" of Excelsior Fund as defined in the 1940 Act.


                                Position                  Principal Occupation
                                with                      During Past 5 Years and
Name and Address                Excelsior Fund            Other Affiliations
----------------                --------------            -----------------------
                                                          Director, Mueller Industries, Inc.
                                                          (from 1992 to 1994).

Joseph H. Dugan                 Director                  Retired; Director of
913 Franklin Lake Road                                    Excelsior Fund and Excelsior
Franklin Lakes, NJ  07417                                 Tax-Exempt Fund (since 1984);
Age: 73                                                   Director of UST Master
                                                          Variable Series, Inc.
                                                          (from 1994 to June 1997); and Trustee of
                                                          Excelsior Institutional Trust
                                                          (since 1995)

Wolfe J. Frankl                 Director                  Retired; Director of
2320 Cumberland Road                                      Excelsior Fund and Excelsior
Charlottesville, VA  22901                                Tax-Exempt Fund (since 1986);
Age: 77                                                   Director of UST Master Variable Series, Inc. (from
                                                          1994 to June 1997); Trustee of Excelsior
                                                          Institutional Trust (since 1995);
                                                          Director, Deutsche Bank Financial, Inc.
                                                          (since 1989); Director, The Harbus
                                                          Corporation (since 1951); and Trustee,
                                                          HSBC Funds Trust and HSBC Mutual Funds
                                                          Trust (since 1988).

W. Wallace McDowell, Jr.        Director                  Director of Excelsior Fund
c/o Prospect Capital Corp.                                and Excelsior Tax-Exempt Fund (since
43 Arch Street                                            1996); Trustee of Excelsior
Greenwich, CT 06830                                       Institutional Trust and
Age: 61                                                   Excelsior Funds (since 1994);

                                                          Private Investor (since 1994);
                                                          Managing Director, Morgan Lewis Githens
                                                          & Ahn (from 1991 to 1994); and
                                                          Director, U.S. Homecare Corporation
                                                          (since 1992), Grossmans, Inc. (from
                                                          1993 to 1996), Children's Discovery
                                                          Centers (since 1984), ITI Technologies,
                                                          Inc. (since 1992) and Jack Morton
                                                          Productions (since 1987).

Jonathan  Piel                  Director                  Director of Excelsior Fund and
558 E. 87th Street                                        Excelsior Tax-Exempt Fund
New York, NY  10128                                       (since 1996); Trustee of Excelsior
Age: 59                                                   Institutional Trust and Excelsior
                                                          Funds (since 1994); Vice President
                                                          and Editor, Scientific American, Inc.
                                                          (from 1986 to 1994); Director, Group
                                                          for The South Fork, Bridgehampton, New
                                                          York (since 1993); and Member, Advisory
                                                          Committee, Knight Journalism
                                                          Fellowships, Massachusetts Institute of
                                                          Technology (since 1984).

Robert A. Robinson              Director                  Director of Excelsior Fund
Church Pension Fund                                       and Excelsior Tax-Exempt Fund
800 Second Avenue                                         (since 1987); Director of UST
New York, NY  10017                                       Master Variable Series, Inc.
Age: 72                                                   (from 1994 to June 1997); Trustee of Excelsior
                                                          Institutional Trust (since 1995); President
                                                          Emeritus,


                              Position                    Principal Occupation
                              with                        During Past 5 Years and
Name and Address              Excelsior Fund              Other Affiliations
----------------              --------------              -----------------------
                                                          The Church Pension Fund and its affiliated
                                                          companies (since 1966); Trustee, H.B. and F.H.
                                                          Bugher Foundation and Director of its wholly owned
                                                          subsidiaries -- Rosiclear Lead and Flourspar Mining
                                                          Co. and The Pigmy Corporation (since 1984);
                                                          Director, Morehouse Publishing Co. (1974-1998);
                                                          Trustee, HSBC Funds Trust and HSBC Mutual Funds
                                                          Trust (since 1982); and Director, Infinity Funds, Inc.
                                                          (since 1995).


Alfred C. Tannachion\2\       Director                    Retired; Director of Excelsior Fund and
6549 Pine Meadows Drive                                   Excelsior Tax-Exempt Fund (since 1985);
Spring Hill, FL  34606                                    Chairman of the Board of Excelsior Fund and
Age: 72                                                   Excelsior Tax-Exempt Fund (1991-1997) and Excelsior
                                                          Institutional Trust (1996-1997); President and Treasurer
                                                          of Excelsior Fund and Excelsior Tax-Exempt Fund (1994-1997) and
                                                          Excelsior Institutional Trust (1996-1997); Chairman of the
                                                          Board, President and Treasurer of UST Master Variable Series,
                                                          Inc. (1994-1997); and Trustee of Excelsior Institutional
                                                          Trust (since 1995).

W. Bruce McConnel, III        Secretary                   Partner of the law firm of Drinker
Philadelphia National                                     Biddle & Reath LLP.
 Bank Building
1345 Chestnut Street
Philadelphia, PA 19107
Age: 55

Michael P. Malloy             Assistant                   Partner of the law firm of Drinker
Philadelphia National         Secretary                   Biddle & Reath LLP.
  Bank Building
1345 Chestnut Street
Philadelphia, PA 19107
Age: 39

Edward Wang                   Assistant                   Manager of Blue Sky Compliance,
Chase Global Funds            Secretary                   Chase Global Funds Services Company
 Services Company                                         (November 1996 to present); and Officer
73 Tremont Street                                         and Manager of Financial Reporting,
Boston, MA  02108-3913                                    Investors Bank & Trust Company (January
Age:  37                                                  1991 to November 1996).

2. This director is considered to be an "interested person" of Excelsior Fund as defined in the 1940 Act.


                              Position                  Principal Occupation
                              with                      During Past 5 Years and
Name and Address              Excelsior Fund            Other Affiliations
----------------              --------------            -----------------------

John M. Corcoran              Assistant                 Vice President, Director of Fund
Chase Global Funds            Treasurer                 Administration, Chase Global Funds
  Services Company                                      Services Company (since April 1998);
73 Tremont Street                                       Vice President, Senior Manager of Fund
Boston, MA  02108-3913                                  Administration, Chase Global Funds
Age: 33                                                 Services Company (from July 1996 to
                                                        April 1998); Second Vice President,
                                                        Manager of Fund Administration, Chase
                                                        Global Funds Services Company (from
                                                        October 1993 to July 1996); and Audit
                                                        Manager, Ernst & Young LLP (from August
                                                        1987 to September 1993).


          Each director of Excelsior Fund receives an annual fee of $9,000 plus a meeting fee of $1,500 for each meeting attended and is reimbursed for expenses incurred in attending meetings. The Chairman of the Board is entitled to receive an additional $5,000 per annum for services in such capacity. Drinker Biddle & Reath LLP, of which Messrs. McConnel and Malloy are partners, receives legal fees as counsel to Excelsior Fund. The employees of Chase Global Funds Services Company do not receive any compensation from Excelsior Fund for acting as officers of Excelsior Fund. No person who is currently an officer, director or employee of the Investment Adviser serves as an officer, director or employee of Excelsior Fund. As of July 8, 1998, the directors and officers of Excelsior Fund as a group owned beneficially less than 1% of the outstanding shares of each fund of Excelsior Fund, and less than 1% of the outstanding shares of all funds of Excelsior Fund in the aggregate.

          The following chart provides certain information about the fees received by Excelsior Fund's directors in the most recently completed fiscal year.

                                               Pension or
                                               Retirement         Total
                                                Benefits      Compensation
                                               Accrued as  from Excelsior Fund
                                Aggregate       Part of         and Fund
         Name of            Compensation from     Fund        Complex* Paid
     Person/Position         Excelsior Fund     Expenses      to Directors
     ---------------        -----------------  ----------  -------------------

Donald L. Campbell              $18,000          None            $38,000(3)**
Director

Rodman L. Drake                 $16,500          None            $39,500(4)**
Director

Joseph H. Dugan                 $18,000          None            $38,000(3)**
Director

Wolfe J. Frankl                 $16,500          None            $36,500(3)**
Director

W. Wallace McDowell, Jr.        $15,000          None            $38,000(4)**
Director

Jonathan Piel                   $18,000          None            $43,000(4)**
Director

Robert A. Robinson              $18,000          None            $38,000(3)**
Director

Alfred C. Tannachion            $18,000          None            $38,000(3)**
Director

Frederick S. Wonham             $23,000          None            $53,000(4)**
Chairman of the Board,
President and Treasurer

---------------------------

* The "Fund Complex" consists of Excelsior Fund, Excelsior Tax-Exempt Fund, Excelsior Funds and Excelsior Institutional Trust.

** Number of investment companies in the Fund Complex for which director served as director or trustee.

Investment Advisory and Administration Agreements
-------------------------------------------------

          United States Trust Company of New York ("U.S. Trust New York") and U.S. Trust Company of Connecticut ("U.S. Trust Connecticut" and, collectively with U.S. Trust New York, "U.S. Trust" or the "Investment Adviser") serve as Investment Adviser to the Fund. In the Investment Advisory Agreement, the Investment Adviser has agreed to provide the services described in the Prospectus. The Investment Adviser has also agreed to pay all expenses incurred by it in connection with its activities under the Agreement other than the cost of securities, including brokerage commissions, purchased for the Fund.

          For the fiscal period ended March 31, 1998, Excelsior Fund paid U.S. Trust advisory fees of $109,381 with respect to the Fund. For the same period, U.S. Trust waived advisory fees totaling $28,552 with respect to the Fund.

          The Investment Advisory Agreement provides that the Investment Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the performance of such Agreement, except that the Investment Adviser shall be jointly, but not severally, liable for a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for advisory services or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Investment Adviser in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder. In addition, the Investment Adviser has undertaken in the Investment Advisory Agreement to maintain its policy and practice of conducting its Asset Management Group independently of its Banking Group.

          Chase Global Funds Services Company ("CGFSC"), Federated Administrative Services (an affiliate of the Distributor) and U.S. Trust Connecticut (collectively, the "Administrators") serve as the Fund's administrators. Under the Administration Agreement, the Administrators have agreed to maintain office facilities for the Fund, furnish the Fund with statistical and research data, clerical, accounting and bookkeeping services, and certain other services required by the Fund, and to compute the net asset value, net income and realized capital gains or losses, if any, of the Fund. The Administrators prepare semiannual reports to the SEC, prepare Federal and state tax returns, prepare filings with state securities commissions, arrange for and bear the cost of processing Share purchase and redemption orders, maintain the Fund's financial accounts and records, and generally assist in the Fund's operations.

          For the fiscal period ended March 31, 1998 Excelsior Fund paid the Administrators $20,453 in the aggregate with respect to the Fund. For the same period, the Administrators did not waive any administration fees with respect to the Fund.

Shareholder Organizations
-------------------------

          As stated in the Prospectus, Excelsior Fund has entered into agreements with certain Shareholder Organizations. Such agreements require the Shareholder Organizations to provide shareholder administrative services to their Customers who beneficially own Shares in consideration for the Fund's payment of not more than the annual rate of 0.40% of the average daily net assets of the Fund's Shares beneficially owned by Customers of the Shareholder Organization. Such services may include:
(a) acting as recordholder of Shares; (b) assisting in processing purchase, exchange and redemption transactions; (c) providing periodic statements showing a Customer's account balances and confirmations of transactions by the Customer;
(d) providing tax and dividend information to shareholders as appropriate; (e) transmitting proxy statements, annual reports, updated prospectuses and other communications from Excelsior Fund to Customers; and (f) providing or arranging for the provision of other related services.

          Excelsior Fund's agreements with Shareholder Organizations are governed by an Administrative Services Plan (the "Plan") adopted by Excelsior Fund. Pursuant to the Plan, Excelsior Fund's Board of Directors will review, at least quarterly, a written report of the amounts expended under Excelsior Fund's agreements with Shareholder Organizations and the purposes for which the expenditures were made. In addition, the arrangements with Shareholder Organizations will be approved annually by a majority of Excelsior Fund's directors, including a majority of the directors who are not "interested persons" of Excelsior Fund as defined in the 1940 Act and have no direct or indirect financial interest in such arrangements (the "Disinterested Directors").

          Any material amendment to Excelsior Fund's arrangements with Shareholder Organizations must be approved by a majority of Excelsior Fund's Board of Directors (including a majority of the Disinterested Directors). So long as Excelsior Fund's arrangements with Shareholder Organizations are in effect, the selection and nomination of the members of Excelsior Fund's Board of Directors who are not "interested persons" (as defined in the 1940 Act) of Excelsior Fund will be committed to the discretion of such Disinterested Directors.

          For the fiscal period ended March 31, 1998, payments to Shareholder Organizations totaled $1,794 with respect to the Fund, all of which was paid to affiliates of U.S. Trust.

Expenses
--------

          Except as otherwise noted, the Investment Adviser and the Administrators bear all expenses in connection with the performance of their services. The Fund bears the expenses incurred in its operations. Expenses of the Fund include: taxes; interest; fees (including fees paid to Excelsior Fund's directors and officers who are not affiliated with the Distributor or the Administrators); SEC fees; state securities qualifications fees; costs of preparing and printing prospectuses for regulatory purposes and for distribution to shareholders; advisory, administration and administrative servicing fees; charges of the custodian, transfer agent, and dividend disbursing agent; certain insurance premiums; outside auditing and legal expenses; cost of independent pricing services; costs of shareholder reports and shareholder meetings; and any extraordinary expenses. The Fund also pays for brokerage fees and commissions in connection with the purchase of portfolio securities.

Custodian and Transfer Agent
----------------------------

          The Chase Manhattan Bank ("Chase") serves as custodian of the Fund's assets. Under the Custodian Agreement, Chase has agreed to: (i) maintain a separate account or accounts in the name of the Fund; (ii) make receipts and disbursements of money on behalf of the Fund; (iii) collect and receive all income and other payments and distributions on account of the Fund portfolio securities; (iv) respond to correspondence from securities brokers and others relating to its duties; (v) maintain certain financial accounts and records; and
(vi) make periodic reports to Excelsior Fund's Board of Directors concerning the Funds' operations. Chase may, at its own expense, open and maintain custody accounts with respect to the Funds with other banks or trust companies, provided that Chase shall remain liable for the performance of all its custodial duties under the Custodian Agreement, notwithstanding any delegation.

          U.S. Trust New York serves as the Fund's transfer agent and dividend disbursing agent. In such capacity, U.S. Trust New York has agreed to: (i) issue and redeem Shares; (ii) address and mail all communications by the Fund to its shareholders, including reports to shareholders, dividend and distribution notices, and proxy materials for its meetings of shareholders; (iii) respond to correspondence by shareholders and others relating to its duties; (iv) maintain shareholder accounts; and (v) make periodic reports to Excelsior Fund's Board of Directors concerning the Fund operations. For its transfer agency, dividend disbursing, and subaccounting services, U.S. Trust New York is entitled to receive $15.00 per annum per account and subaccount. In addition, U.S. Trust New York is entitled to be reimbursed for its out-of-pocket expenses for the cost of forms, postage, processing purchase and redemption orders, handling of proxies, and other similar expenses in connection with the above services.

          U.S. Trust New York may, at its own expense, delegate its transfer agency obligations to another transfer agent registered or qualified under applicable law, provided that U.S. Trust New York shall remain liable for the performance of all of its transfer agency duties under the Transfer Agency Agreement, notwithstanding any delegation. Pursuant to this provision in the agreement, U.S. Trust New York has entered into a sub-transfer agency arrangement with CGFSC, an affiliate of Chase, with respect to accounts of shareholders who are not Customers of U.S. Trust New York. For the services provided by CGFSC, U.S. Trust New York has agreed to pay CGFSC $15.00 per annum per account or subaccount plus out-of-pocket expenses. CGFSC receives no fee directly from Excelsior Fund for any of its sub-transfer agency services. U.S. Trust New York may, from time to time, enter into sub-transfer agency arrangements with third party providers of transfer agency services.


                                 PORTFOLIO TRANSACTIONS
                                 ----------------------

          Subject to the general control of Excelsior Fund's Board of Directors, the Investment Adviser is responsible for, makes decisions with respect to, and places orders for all purchases and sales of all portfolio securities of the Fund.

          The Fund may engage in short-term trading to achieve its investment objectives. Portfolio turnover may vary greatly from year to year as well as within a particular year. The Fund's portfolio turnover rate may also be affected by cash requirements for redemptions of Shares and by regulatory provisions which enable the Fund to receive certain favorable tax treatment. Portfolio turnover will not be a limiting factor in making portfolio decisions.


          Transactions on U.S. stock exchanges involve the payment of negotiated brokerage commissions. On exchanges on which commissions are negotiated, the cost of transactions may vary among different brokers. For the fiscal period ended March 31, 1998, the Fund paid brokerage commissions aggregating $103,563, none of which were paid to affiliates of U.S. Trust.

          Transactions in domestic over-the-counter markets are generally principal transactions with dealers, and the costs of such transactions involve dealer spreads rather than brokerage commissions. With respect to over-the-counter transactions, the Fund, where possible, will deal directly with the dealers who make a market in the securities involved, except in those circumstances where better prices and execution are available elsewhere.

          The Investment Advisory Agreement between Excelsior Fund and the Investment Adviser provides that, in executing portfolio transactions and selecting brokers or dealers, the Investment Adviser will seek to obtain the best net price and the most favorable execution. The Investment Adviser shall consider factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer and whether such broker or dealer is selling shares of Excelsior Fund, and the reasonableness of the commission, if any, for the specific transaction and on a continuing basis.

          In addition, the Investment Advisory Agreement authorizes the Investment Adviser, to the extent permitted by law and subject to the review of Excelsior Fund's Board of Directors from time to time with respect to the extent and continuation of the policy, to cause the Fund to pay a broker which furnishes brokerage and research services a higher commission than that which might be charged by another broker for effecting the same transaction, provided that the Investment Adviser determines in good faith that such commission is reasonable in relation to the value of the brokerage and research services provided by such broker, viewed in terms of either that particular transaction or the overall responsibilities of the Investment Adviser to the accounts as to which it exercises investment discretion. Such brokerage and research services might consist of reports and statistics on specific companies or industries, general summaries of groups of stocks and their comparative earnings, or broad overviews of the stock market and the economy.

          Supplementary research information so received is in addition to and not in lieu of services required to be performed by the Investment Adviser and does not reduce the investment advisory fees payable by the Fund. Such information may be useful to the Investment Adviser in serving the Fund and other clients and, conversely, supplemental information obtained by the placement of business of other clients may be useful to the Investment Adviser in carrying out its obligations to the Fund.

          Portfolio securities will not be purchased from or sold to the Investment Adviser, Distributor, or any affiliated person of either of them (as such term is defined in the 1940 Act) acting as principal, except to the extent permitted by the SEC.

          Investment decisions for the Fund are made independently from those for other investment companies, common trust funds and other types of funds managed by the Investment Adviser. Such other investment companies and funds may also invest in the same securities as the Fund. When a purchase or sale of the same security is made at substantially the same time on behalf of the Fund and another investment company or common trust fund, the transaction will be averaged as to price, and available investments allocated as to amount, in a manner which the Investment Adviser believes to be equitable to the Fund and such other investment company or common trust fund. In some instances, this investment procedure may adversely affect the price paid or received by the Fund or the size of the position obtained by the Fund. To the extent permitted by law, the Investment Adviser may aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for other investment companies or common trust funds in order to obtain best execution.

          To the extent that the Fund effects brokerage transactions with any broker-dealer affiliated directly or indirectly with U.S. Trust, such transactions, including the frequency thereof, the receipt of any commissions payable in connection therewith, and the selection of the affiliated broker-dealer effecting such transactions, will be fair and reasonable to the shareholders of the Fund.

          Excelsior Fund is required to identify any securities of its regular brokers or dealers (as defined in Rule 10b-1 under the 1940 Act) or their parents held by the Fund as of the close of the most recent fiscal year. As of March 31, 1998, the Fund did not hold any securities issued by Excelsior Fund's regular brokers or dealers or their parents.

                                 INDEPENDENT AUDITORS
                                 --------------------

          Ernst & Young LLP, independent auditors, 200 Clarendon Street, Boston, MA 02116, serve as auditors of Excelsior Fund. The Fund's Financial Highlights included in the Prospectus and the financial statements for the fiscal period ended March 31, 1998 incorporated by reference in this Statement of Additional Information have been audited by Ernst & Young LLP for the period included in their reports thereon which appear therein.


                                 COUNSEL
                                 -------

          Drinker Biddle & Reath LLP (of which Mr. McConnel, Secretary of Excelsior Fund, and Mr. Malloy, Assistant Secretary of Excelsior Fund, are partners), Philadelphia National Bank Building, 1345 Chestnut Street, Philadelphia, Pennsylvania 19107, is counsel to Excelsior Fund and will pass upon the legality of the Shares offered by the Prospectus.


                    ADDITIONAL INFORMATION CONCERNING TAXES
                    ---------------------------------------

          The following supplements the tax information contained in the Prospectus.

          The Fund is treated as a separate corporate entity under the Internal Revenue Code of 1986, as amended (the "Code"), and intends to qualify as a regulated investment company. If, for any reason, the Fund does not qualify for a taxable year for the special Federal tax treatment afforded regulated investment companies, the Fund would be subject to Federal tax on all of its taxable income at regular corporate rates, without any deduction for distributions to shareholders. In such event, dividend distributions would be taxable as ordinary income to shareholders to the extent of the Fund's current and accumulated earnings and profits and would be eligible for the dividends received deduction in the case of corporate shareholders.

          For the Fund to qualify as a regulated investment company, the Code requires, among other things, that at the end of each quarter, no more than 5% of the value of the Fund's total assets may be invested in the securities of any one issuer, and no more than 10% of the outstanding voting securities of such issuer may be held by the Fund, except that: (a) up to 50% of the value of the Fund's total assets may be invested without regard to these limitations, provided that no more than 25% of the value of the Fund's total assets are invested in the securities of any one issuer (or two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses or related trades or businesses); (b) the foregoing limitations do not apply to securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities; and (c) the Fund will be considered to have violated these diversification requirements only if the noncompliance results from an acquisition of securities during the quarter and is not cured within 30 days after the end of the quarter (other than in the case of the first quarter of the Fund's operations).

          The Fund intends to designate any distribution of the excess of net long-term capital gain over net short-term capital loss as a capital gain dividend in a written notice mailed to shareholders within 60 days after the close of the Fund's taxable year. Upon the sale or exchange of Shares, if the shareholder has not held such Shares for more than six months, any loss on the sale or exchange of those Shares will be treated as long-term capital loss to the extent of the capital gain dividends received with respect to the Shares.


          A 4% non-deductible excise tax is imposed on regulated investment companies that fail to currently distribute an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). The Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and any capital gain net income prior to the end of each calendar year to avoid liability for this excise tax.

          The Fund will be required in certain cases to withhold and remit to the U.S. Treasury 31% of taxable dividends or gross proceeds realized upon sale paid to shareholders who have failed to provide a correct tax identification number in the manner required, who are subject to withholding by the Internal Revenue Service for failure properly to include on their return payments of taxable interest or dividends, or who have failed to certify to the Fund when required to do so either that they are not subject to backup withholding or that they are "exempt recipients."


          The foregoing discussion is based on Federal tax laws and regulations which are in effect on the date of this Statement of Additional Information; such laws and regulations may be changed by legislative or administrative action. Shareholders are advised to consult their tax advisers concerning their specific situations and the application of state and local taxes.


                       PERFORMANCE AND YIELD INFORMATION
                       ---------------------------------

          The Fund may advertise the "average annual total return" for its Shares. Such return is computed by determining the average annual compounded rate of return during specified periods that equates the initial amount invested to the ending redeemable value of such investment according to the following formula:

                               ERV   1/n
                         T = [(-----) - 1]
                                 P

          Where:    T =  average annual total return.

                    ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year (or other) periods at the end of the applicable period (or a fractional portion thereof).

                    P =  hypothetical initial payment of $1,000.

                    n =  period covered by the computation, expressed in years.

          The Fund may also advertise the "aggregate total return" for its Shares which is computed by determining the aggregate compounded rates of return during specified periods that likewise equate the initial amount invested to the ending redeemable value of such investment. The formula for calculating aggregate total return is as follows:

                                                 ERV
                    Aggregate Total Return = [(------)] - 1
                                                  P

          The above calculations are made assuming that (1) all dividends and capital gain distributions are reinvested on the reinvestment dates at the price per Share existing on the reinvestment date, (2) all recurring fees charged to all shareholder accounts are included, and (3) for any account fees that vary with the size of the account, a mean (or median) account size in the Fund during the periods is reflected. The ending redeemable value (variable "ERV" in the formula) is determined by assuming complete redemption of the hypothetical investment after deduction of all nonrecurring charges at the end of the measuring period.

          Based on the foregoing calculations, the average annual total return for the Shares of the Fund for the period October 1, 1997 (commencement of operations) to March 31, 1998 was 4.56%. The aggregate total return for the Shares of the Fund for the period October 1, 1997 (commencement of operations) to March 31, 1998 was 2.26%.

          The Fund may also from time to time include in advertisements, sales literature and communications to shareholders a total return figure that is not calculated according to the formula set forth above in order to compare more accurately the Fund's performance with other measures of investment return. For example, in comparing the Fund's total return with data published by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc. or Weisenberger Investment Company Service, or with the performance of an index, the Fund may calculate its aggregate total return for the period of time specified in the advertisement or communication by assuming the investment of $10,000 in Shares and assuming the reinvestment of each dividend or other distribution at net asset value on the reinvestment date. Percentage increases are determined by subtracting the initial value of the investment from the ending value and by dividing the remainder by the beginning value.

          The Fund may advertise the standardized effective 30-day (or one month) yield calculated in accordance with the method prescribed by the SEC for mutual funds. Such yield will be calculated for the Fund according to the following formula:

                                   a-b
                    Yield = 2 [(-------- + 1)/6/ - 1]
                                   cd

                  Where:    a =   dividends and interest earned during the
                                  period.

                            b = expenses accrued for the period (net of reimbursements).

                            c = average daily number of Shares outstanding that were entitled to receive dividends.

                            d = maximum offering price per Share on the last day of the period.

          For the purpose of determining interest earned during the period (variable "a" in the formula), the Fund computes the yield to maturity of any debt obligation held by it based on the market value of the obligation (including actual accrued interest) at the close of business on the last business day of each month, or, with respect to obligations purchased during the month, the purchase price (plus actual accrued interest). Such yield is then divided by 360, and the quotient is multiplied by the market value of the obligation (including actual accrued interest) in order to determine the interest income on the obligation for each day of the subsequent month that the obligation is in the portfolio. It is assumed in the above calculation that each month contains 30 days. Also, the maturity of a debt obligation with a call provision is deemed to be the next call date on which the obligation reasonably may be expected to be called or, if none, the maturity date. The Fund calculates interest gained on tax-exempt obligations issued without original issue discount and having a current market discount by using the coupon rate of interest instead of the yield to maturity. In the case of tax-exempt obligations with original issue discount, where the discount based on the current market value exceeds the then-remaining portion of original issue discount, the yield to maturity is the imputed rate based on the original issue discount calculation. Conversely, where the discount based on the current market value is less than the remaining portion of the original issue discount, the yield to maturity is based on the market value.

          Expenses accrued for the period (variable "b" in the formula) include all recurring fees charged by the Fund to all shareholder accounts and to the particular series of Shares in proportion to the length of the base period and the Fund's mean (or median) account size.

Undeclared earned income will be subtracted from the maximum offering price per Share (variable "d" in the formula). Based on the foregoing calculations, the Fund's standardized effective yield for the 30-day period ended March 31, 1998 was 4.46%.

          The total return and yield of the Fund may be compared to that of other mutual funds with similar investment objectives and to other relevant indices or to ratings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, the total return and/or yield of the Fund may be compared to data prepared by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc. and Weisenberger Investment Company Service. Total return and yield data as reported in national financial publications such as Money Magazine, Forbes,
                                                    ----- --------  ------
Barron's, The Wall Street Journal and The New York Times, or in publications of
--------  --- ---- ------ -------     --- --- ---- -----
a local or regional nature, may also be used in comparing the performance of the Fund. Advertisements, sales literature or reports to shareholders may from time to time also include a discussion and analysis of the Fund's performance, including, without limitation, those factors, strategies and techniques that, together with market conditions and events, materially affected the Fund's performance.

          The Fund may also from time to time include discussions or illustrations of the effects of compounding in advertisements. "Compounding" refers to the fact that, if dividends or other distributions on a Fund investment are reinvested by being paid in additional Fund Shares, any future income or capital appreciation of the Fund would increase the value, not only of the original Fund investment, but also of the additional Fund Shares received through reinvestment. As a result, the value of the Fund investment would increase more quickly than if dividends or other distributions had been paid in cash. The Fund may also include discussions or illustrations of the potential investment goals of a prospective investor, investment management techniques, policies or investment suitability of the Fund, economic conditions, the effects of inflation and historical performance of various asset classes, including but not limited to, stocks, bonds and Treasury bills. From time to time advertisements, sales literature or communications to shareholders may summarize the substance of information contained in shareholder reports (including the investment composition of the Fund), as well as the views of the Investment Adviser as to current market, economy, trade and interest rate trends, legislative, regulatory and monetary developments, investment strategies and related matters believed to be of relevance to the Fund. The Fund may also include in advertisements charts, graphs or drawings which illustrate the potential risks and rewards of investment in various investment vehicles, including but not limited to, stocks, bonds, Treasury bills and Shares of the Fund. In addition, advertisements, sales literature or shareholder communications may include a discussion of certain attributes or benefits to be derived by an investment in the Fund. Such advertisements or communications may include symbols, headlines or other material which highlight or summarize the information discussed in more detail therein.


                                 MISCELLANEOUS
                                 -------------

          As used in the Prospectus, "assets belonging to the Fund" means the consideration received upon the issuance of Shares in the Fund, together with all income, earnings, profits, and proceeds derived from the investment thereof, including any proceeds from the sale of such investments, any funds or payments derived from any reinvestment of such proceeds, and a portion of any general assets of Excelsior Fund not belonging to a particular portfolio of Excelsior Fund. In determining the Fund's net asset value, assets belonging to the Fund are charged with the direct liabilities in respect of the Fund and with a share of the general liabilities of Excelsior Fund which are normally allocated in proportion to the relative asset values of Excelsior Fund's portfolios at the time of allocation. Subject to the provisions of Excelsior Fund's Charter, determinations by the Board of Directors as to the direct and allocable liabilities, and the allocable portion of any general assets with respect to the Fund, are conclusive.

          As of July 8, 1998, U.S. Trust and its affiliates held of record substantially all of the Fund's outstanding Shares as agent or custodian for their customers, but did not own such shares beneficially because they did not have voting or investment discretion with respect to such Shares.

          As of July 8, 1998, the name, address and percentage ownership of each person, in addition to U.S. Trust and its affiliates, that beneficially owned 5% or more of the outstanding Shares of the Fund were as follows: U.S. Trust Retirement Fund, c/o United States Trust Company of New York, 114 West 47th Street, New York, New York 10036, 10.02%; and Eugene Higgins Residuary, c/o United States Trust Company of New York, 114 West 47th Street, New York, New York 10036, 8.53%.


                                 FINANCIAL STATEMENTS
                                 --------------------

          The audited financial statements and notes thereto in Excelsior Fund's Annual Report to Shareholders for the fiscal period ended March 31, 1998 (the "1998 Annual Report") for the Fund are incorporated in this Statement of Additional Information by reference. No other parts of the 1998 Annual Report are incorporated by reference herein. The financial statements included in the 1998 Annual Report for the Fund have been audited by Excelsior Fund's independent auditors, Ernst & Young LLP, whose reports thereon also appear in the 1998 Annual Report and are incorporated herein by reference. Such financial statements have been incorporated herein in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing. Additional copies of the 1998 Annual Report may be obtained at no charge by telephoning CGFSC at the telephone number appearing on the front page of this Statement of Additional Information.

                                  APPENDIX A
                                  ----------


Commercial Paper Ratings
------------------------

          A Standard & Poor's ("S&P") commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. The following summarizes the rating categories used by Standard and Poor's for commercial paper:

          "A-1" - Obligations are rated in the highest category indicating that the obligor's capacity to meet its financial commitment is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

          "A-2" - Obligations are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations rated "A-1". However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

          "A-3" - Obligations exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

          "B" - Obligations are regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

          "C" - Obligations are currently vulnerable to nonpayment and are dependent on favorable business, financial, and economic conditions for the obligor to meet its financial obligation.

          "D" - Obligations are in payment default. The "D" rating category is used when payments on an obligation are not made on the date due, even if the applicable grace period has not expired, unless S&P believes such payments will be made during such grace period. The "D" rating will also be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

          Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually debt obligations not having an original maturity in excess of one year, unless explicitly noted. The following summarizes the rating categories used by Moody's for commercial paper:

          "Prime-1" - Issuers (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

          "Prime-2" - Issuers (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

          "Prime-3" - Issuers (or supporting institutions) have an acceptable ability for repayment of senior short-term debt obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

          "Not Prime" - Issuers do not fall within any of the Prime rating categories.

          The three rating categories of Duff & Phelps for investment grade commercial paper and short-term debt are "D-1," "D-2" and "D-3." Duff & Phelps employs three designations, "D-1+," "D-1" and "D-1-," within the highest rating category. The following summarizes the rating categories used by Duff & Phelps for commercial paper:

          "D-1+" - Debt possesses the highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

          "D-1" - Debt possesses very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

          "D-1-" - Debt possesses high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

          "D-2" - Debt possesses good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

          "D-3" - Debt possesses satisfactory liquidity and other protection factors qualify issues as investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

          "D-4" - Debt possesses speculative investment characteristics. Liquidity is not sufficient to insure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation.

          "D-5" - Issuer has failed to meet scheduled principal and/or interest payments.

          Fitch IBCA short-term ratings apply to debt obligations that have time horizons of less than 12 months for most obligations, or up to three years for U.S. public finance securities. The following summarizes the rating categories used by Fitch IBCA for short-term obligations:

          "F1" - Securities possess the highest credit quality. This designation indicates the strongest capacity for timely payment of financial commitments and may have an added "+" to denote any exceptionally strong credit feature.

          "F2" - Securities possess good credit quality. This designation indicates a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of securities rated "F1".

          "F3" - Securities possess fair credit quality. This designation indicates that the capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

          "B" - Securities possess speculative credit quality. this designation indicates minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

          "C" - Securities possess high default risk. This designation indicates that the capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

          "D" - Securities are in actual or imminent payment default.



          Thomson BankWatch short-term ratings assess the likelihood of an untimely payment of principal and interest of debt instruments with original maturities of one year or less. The following summarizes the ratings used by Thomson BankWatch:

          "TBW-1" - This designation represents Thomson BankWatch's highest category and indicates a very high likelihood that principal and interest will be paid on a timely basis.

          "TBW-2" - This designation represents Thomson BankWatch's second-highest category and indicates that while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1."

          "TBW-3" - This designation represents Thomson BankWatch's lowest investment-grade category and indicates that while the obligation is more susceptible to adverse developments (both internal and external) than those with higher ratings, the capacity to service principal and interest in a timely fashion is considered adequate.

          "TBW-4" - This designation represents Thomson BankWatch's lowest rating category and indicates that the obligation is regarded as non-investment grade and therefore speculative.


CORPORATE AND MUNICIPAL LONG-TERM DEBT RATINGS
----------------------------------------------

          The following summarizes the ratings used by Standard & Poor's for corporate and municipal debt:

          "AAA" - An obligation rated "AAA" has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

          "AA" - An obligation rated "AA" differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

          "A" - An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

          "BBB" - An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

          "BB," "B," "CCC," "CC" and "C" - Debt is regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

          "BB" - Debt is less vulnerable to non-payment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

          "B" - Debt is more vulnerable to non-payment than obligations rated "BB", but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

          "CCC" - Debt is currently vulnerable to non-payment, and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

          "CC" - An obligation rated "CC" is currently highly vulnerable to non-payment.

          "C" - The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

          "D" - An obligation rated "D" is in payment default. This rating is used when payments on an obligation are not made on the date due, even if the applicable grace period has not expired, unless S & P believes that such payments will be made during such grace period. "D" rating is also used upon the filing of a bankruptcy petition or the taking of similar action if payments on an obligation are jeopardized.

          PLUS (+) OR MINUS (-) - The ratings from "AA" through "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

          "r" - This rating is attached to highlight derivative, hybrid, and certain other obligations that S & P believes may experience high volatility or high variability in expected returns due to non-credit risks. Examples of such obligations are: securities whose principal or interest return is indexed to equities, commodities, or currencies; certain swaps and options; and interest-only and principal-only mortgage securities. The absence of an "r" symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

     The following summarizes the ratings used by Moody's for corporate and municipal long-term debt:

          "Aaa" - Bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

          "Aa" - Bonds are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

          "A" - Bonds possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

          "Baa" - Bonds are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

          "Ba," "B," "Caa," "Ca," and "C" - Bonds that possess one of these ratings provide questionable protection of interest and principal ("Ba" indicates speculative elements; "B" indicates a general lack of characteristics of desirable investment; "Caa" are of poor standing; "Ca" represents obligations which are speculative in a high degree; and "C" represents the lowest rated class of bonds). "Caa," "Ca" and "C" bonds may be in default.

          Con. (---) - Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operation experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

          Note: Those bonds in the Aa, A, Baa, Ba and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols, Aa1, A1, Baa1, Ba1 and B1.

          The following summarizes the long-term debt ratings used by Duff & Phelps for corporate and municipal long-term debt:

          "AAA" - Debt is considered to be of the highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

          "AA" - Debt is considered of high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

          "A" - Debt possesses protection factors which are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

          "BBB" - Debt possesses below-average protection factors but such protection factors are still considered sufficient for prudent investment. Considerable variability in risk is present during economic cycles.

          "BB," "B," "CCC," "DD," and "DP" - Debt that possesses one of these ratings is considered to be below investment grade. Although below investment grade, debt rated "BB" is deemed likely to meet obligations when due. Debt rated "B" possesses the risk that obligations will not be met when due. Debt rated "CCC" is well below investment grade and has considerable uncertainty as to timely payment of principal, interest or preferred dividends. Debt rated "DD" is a defaulted debt obligation, and the rating "DP" represents preferred stock with dividend arrearages.

          To provide more detailed indications of credit quality, the "AA," "A," "BBB," "BB" and "B" ratings may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major categories.

          The following summarizes the ratings used by Fitch IBCA for corporate and municipal bonds:

          "AAA" - Bonds considered to be investment grade and of the highest credit quality. These ratings denote the lowest expectation of investment risk and are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is very unlikely to be adversely affected by foreseeable events.

          "AA" - Bonds considered to be investment grade and of very high credit quality. These ratings denote a very low expectation of investment risk and indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

          "A" - Bonds considered to be investment grade and of high credit quality. These ratings denote a low expectation of investment risk and indicate strong capacity for timely payment of financial commitments. This capacity may, nevertheless, be more vulnerable to adverse changes in circumstances or in economic conditions than bonds with higher ratings.

          "BBB" - Bonds considered to be investment grade and of good credit quality. These ratings denote that there is currently a low expectation of investment risk. The capacity for timely payment of financial commitments is adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this category.

          "BB" - Bonds considered to be speculative. These ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic changes over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

          "B" - Bonds are considered highly speculative. These ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

          "CCC", "CC", "C" - Bonds have high default risk. Capacity for meeting financial commitments is reliant upon sustained, favorable business or economic developments. "CC" ratings indicate that default of some kind appears probable, and "C" ratings signal imminent default.

          "DDD," "DD" and "D" - Bonds are in default. Securities are not meeting obligations and are extremely speculative. "DDD" designates the highest potential for recovery on these securities, and "D" represents the lowest potential for recovery.

          To provide more detailed indications of credit quality, the Fitch IBCA ratings from and including "AA" to "B" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major rating categories.

          Thomson BankWatch assesses the likelihood of an untimely repayment of principal or interest over the term to maturity of long term debt and preferred stock which are issued by United States commercial banks, thrifts and non-bank banks; non-United States banks; and broker-dealers. The following summarizes the rating categories used by Thomson BankWatch for long-term debt ratings:

          "AAA" - This designation represents the highest category assigned by Thomson BankWatch to long-term debt and indicates that the ability to repay principal and interest on a timely basis is extremely high.

          "AA" - This designation indicates a very strong ability to repay principal and interest on a timely basis with limited incremental risk compared to issues rated in the highest category.

          "A" - This designation indicates that the ability to repay principal and interest is strong. Issues rated "A" could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

          "BBB" - This designation represents Thomson BankWatch's lowest investment-grade category and indicates an acceptable capacity to repay principal and interest. Issues rated "BBB" are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

          "BB," "B," "CCC," and "CC," - These designations are assigned by Thomson BankWatch to non-investment grade long-term debt. Such issues are regarded as having speculative characteristics regarding the likelihood of timely payment of principal and interest. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation.

          "D" - This designation indicates that the long-term debt is in default.

          PLUS (+) OR MINUS (-) - The ratings from "AAA" through "CC" may include a plus or minus sign designation which indicates where within the respective category the issue is placed.


MUNICIPAL NOTE RATINGS
----------------------

          A Standard and Poor's rating reflects the liquidity concerns and market access risks unique to notes due in three years or less. The following summarizes the ratings used by Standard & Poor's Ratings Group for municipal notes:

          "SP-1" - The issuers of these municipal notes exhibit a strong capacity to pay principal and interest. Those issues determined to possess very strong characteristics are given a plus (+) designation.

          "SP-2" - The issuers of these municipal notes exhibit satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

          "SP-3" - The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.

          Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade ("MIG") and variable rate demand obligations are designated Variable Moody's Investment Grade ("VMIG"). Such ratings recognize the differences between short-term credit risk and long-term risk. The following summarizes the ratings by Moody's Investors Service, Inc. for short-term notes:

          "MIG-1"/"VMIG-1" - This designation denotes best quality, enjoying strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

          "MIG-2"/"VMIG-2" - This designation denotes high quality, with margins of protection ample although not so large as in the preceding group.

          "MIG-3"/"VMIG-3" - This designation denotes favorable quality, with all security elements accounted for but lacking the undeniable strength of the preceding grades.

Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

          "MIG-4"/"VMIG-4" - This designation denotes adequate quality, carrying specific risk but having protection commonly regarded as required of an investment security and not distinctly or predominantly speculative.

          "SG" - This designation denotes speculative quality and lack of margins of protection.

          Fitch IBCA and Duff & Phelps use the short-term ratings described under Commercial Paper Ratings for municipal notes.

                             EXCELSIOR FUNDS, INC.

                                   FORM N-1A
                                   ---------


PART C.  OTHER INFORMATION


  Item 24.  Financial Statements and Exhibits
            ---------------------------------

        (a) Financial Statements:

            (1)  Included in Part A:

                 Audited Financial Highlights for the Registrant's International, Money, Government Money, Managed Income, Blended Equity and Income and Growth Funds for the fiscal years ended March 31, 1989 through March 31, 1998; Treasury Money Fund for the period from February 13, 1991 (commencement of operations) to March 31, 1991 and for the fiscal years ended March 31, 1992 through March 31, 1998; Value and Restructuring, Small Cap, Energy and Natural Resources, Short-Term Government Securities, Intermediate-Term Managed Income, Pacific/Asia, Pan European and Latin America Funds for the period from December 31, 1992 (commencement of operations) to March 31, 1993 and for the fiscal years ended March 31, 1994 through March 31, 1998; Large Cap Growth and Real Estate Funds for the period from October 1, 1997 (commencement of operations) to March 31, 1998; and Emerging Markets Fund for the period from January 2, 1998 (commencement of operations) to March 31, 1998.

            (2) Incorporated by reference into Part B are the following audited financial statements for the Money, Government Money, Treasury Money, Short-Term Government Securities, Intermediate-Term Managed Income, Managed Income, Blended Equity, Income and Growth, Value and Restructuring, Small Cap, Energy and Natural Resources, Large Cap Growth, Real Estate, International, Pacific/Asia, Pan European, Latin America and Emerging Markets
                 Funds:

                              . Statements of Assets and Liabilities as of March 31, 1998;

                              . Statements of Operations for the year ended March 31, 1998;

                              . Statements of Changes in Net Assets for the year ended March 31, 1998;

                              .  Portfolio of Investments as of March 31, 1998;

                              .  Notes to Financial Statements; and

                              . Report of Independent Auditors for the fiscal year ended March 31, 1998.

        (b)    Exhibits:

               (1) (a) Articles of Incorporation of Registrant dated August 1,
                   1984 (7).

                   (b) Articles Supplementary of Registrant dated October 29, 1985 (7).

                   (c) Articles Supplementary of Registrant dated September 30, 1986 (7).

                   (d) Articles Supplementary of Registrant dated April 10, 1987
                   (7).

                   (e) Articles Supplementary of Registrant dated April 27, 1990
                   (7).

                   (f) Articles Supplementary of Registrant dated October 26, 1990 (7).

                   (g) Articles Supplementary of Registrant dated January 29, 1991 (7).

                   (h) Articles Supplementary of Registrant dated December 23, 1992 (7).

                   (i) Articles Supplementary of Registrant dated August 31, 1995 (3).

                   (j) Articles Supplementary of Registrant dated December 28, 1995 (3).

                   (k) Articles Supplementary of Registrant dated September 11, 1997 (6).

              (2) (b) Amended and Restated By-Laws of Registrant dated February 2, 1995 (6).

                   (a) Amendment No. 1 to Amended and Restated By-Laws of Registrant dated May 16, 1997 (6).

              (3)  None.

              (4) (c) Articles VI, VII, VIII and X of Registrant's Articles of Incorporation dated August 1, 1984 are incorporated herein by reference to Exhibit 1(a) of Registrant's Registration Statement on Form N-1A.

                   (a) Articles I, II, IV and VI of Registrant's By-Laws are incorporated herein by reference to Exhibit 2(a) of Registrant's Registration Statement on Form N-1A.

              (5) (a) Investment Advisory Agreement among Registrant, U.S. Trust Company of Connecticut and United States Trust Company of New York dated May 16, 1997 with respect to the Money Fund, Government Money Fund, Blended Equity Fund, Small Cap Fund, Long-Term Supply of Energy Fund, Productivity Enhancers Fund, Environmentally-Related Products and Services Fund, Aging of America Fund, Communication and Entertainment Fund, Value and Restructuring Fund, Global Competitors Fund, Latin America Fund, Pacific/Asia Fund, Pan European Fund, Short-Term Government Securities Fund and Intermediate-Term Managed Income Fund (5).

                  (a) Amendment No. 1 dated July 25, 1997 to the Investment Advisory Agreement among Registrant, U.S. Trust Company of Connecticut and United States Trust Company of New York dated May 16, 1997 (adding the Large Cap Growth and Real Estate Funds) (6).

                  (b) Amendment No. 2 dated November 14, 1997 to the Investment Advisory Agreement among Registrant, U.S. Trust Company of Connecticut and United States Trust Company of New York dated May 16, 1997 (adding the Emerging Markets Fund) (7).

                  (c) Investment Advisory Agreement among Registrant, U.S. Trust Company of Connecticut and United States Trust Company of New York dated May 16, 1997 with respect to the Managed Income Fund (5).

                  (e) Investment Advisory Agreement among Registrant, U.S. Trust Company of Connecticut and United States Trust Company of New York dated May 16, 1997 with respect to the Income and Growth Fund (5).

                  (f) Investment Advisory Agreement among Registrant, U.S. Trust Company of Connecticut and United States Trust Company of New York dated May 16, 1997 with respect to the International Fund (5).

             (6) (e) Distribution Contract dated August 1, 1995 between Registrant and Edgewood Services, Inc. (3).

                  (a) Amended Exhibit A dated November 14, 1997 to the Distribution Contract dated August 1, 1995 (7).

             (7)  None.

             (8) (f) Custody Agreement between Registrant and The Chase Manhattan Bank dated September 1, 1995 (as amended and restated on August 1, 1997) (6).

                  (a) Amended Exhibit A dated November 28, 1997 to the Custody Agreement dated September 1, 1995 (as amended and restated on August 1,
     1997) (7).

            (9) (g) Amended and Restated Administrative Services Plan and Related Form of Shareholder Servicing Agreement (6).

                  (a) Administration Agreement dated May 16, 1997 among Registrant, Chase Global Funds Services Company, Federated Administrative Services and U.S. Trust Company of Connecticut (5).

                  (b) Exhibit A dated November 14, 1997 to the Administration Agreement dated May 16, 1997 (7).

                  (c) Exhibit B dated November 14, 1997 to the Administration Agreement dated May 16, 1997 (7).

                  (d) Mutual Funds Transfer Agency Agreement dated as of September 1, 1995 between Registrant and United States Trust Company of New York (6).

                  (e) Letter Agreement dated September 11, 1997 with respect to the Mutual Funds Transfer Agency Agreement dated September 1, 1995 (7).

                  (f) Letter Agreement dated November 14, 1997 with respect to the Mutual Funds Transfer Agency Agreement dated September 1, 1995 (7).

                  (g) Mutual Funds Sub-Transfer Agency Agreement dated as of September 1, 1995 between United States Trust Company of New York and Chase Global Funds Services Company (6).

                  (h) Letter Agreement dated September 11, 1997 with respect to the Mutual Funds Sub-Transfer Agency Agreement dated September 1, 1995 (7).

                  (i) Letter Agreement dated November 14, 1997 with respect to the Mutual Funds Sub-Transfer Agency Agreement dated September 1, 1995 (7).

           (10)  Opinion of counsel (8).

           (11)  (a) Consent of Drinker Biddle & Reath LLP (8).

                 (b) Consent of Ernst & Young LLP (8).

           (12)  None.

           (13) (h) Purchase Agreement between Registrant and Shearson Lehman Brothers Inc. dated February 6, 1985 (7).

                (a) Purchase Agreement between Registrant and UST Distributors, Inc. dated December 29, 1992 (7).

                (b) Purchase Agreement between Registrant and Edgewood Services, Inc. dated November 17, 1995 (3).

                (c) Purchase Agreement between Registrant and Edgewood Services, Inc. dated September 25, 1997 (6).

                (d) Purchase Agreement between Registrant and Edgewood Services, Inc. dated December 30, 1997 (7).

          (14)  None.

          (15)  None.

          (16)  (i)  Schedule for computation of performance quotation (1).

                (a)  Schedule for computation of performance quotation (2).

          (17) (j) Financial Data Schedule as of March 31, 1998 for the Money Fund (8).

                (a) Financial Data Schedule as of March 31, 1998 for the Government Money Fund (8).

                (b) Financial Data Schedule as of March 31, 1998 for the Treasury Money Fund (8).

                (c) Financial Data Schedule as of March 31, 1998 for the Short-Term Government Securities Fund (8).

                (d) Financial Data Schedule as of March 31, 1998 for the Intermediate-Term Managed Income Fund (8).

                (e) Financial Data Schedule as of March 31, 1998 for the Managed Income Fund (8).

                (f) Financial Data Schedule as of March 31, 1998 for the Blended Equity Fund (8).

                (g) Financial Data Schedule as of March 31, 1998 for the Income and Growth Fund (8).

                (h) Financial Data Schedule as of March 31, 1998 for the Value and Restructuring Fund (8).

                (i) Financial Data Schedule as of March 31, 1998 for the Small Cap Fund (8).

                (j) Financial Data Schedule as of March 31, 1998 for the Energy and Natural Resources Fund (8).

                (k) Financial Data Schedule as of March 31, 1998 for the Large Cap Growth Fund.

                (l) Financial Data Schedule as of March 31, 1998 for the Real Estate Fund.

                (m) Financial Data Schedule as of March 31, 1998 for the International Fund (8).

                (n) Financial Data Schedule as of March 31, 1998 for the Pacific/Asia Fund (8).

                (o) Financial Data Schedule as of March 31, 1998 for the Pan European Fund(8).

                (p) Financial Data Schedule as of March 31, 1998 for the Latin America Fund (8).

                (q) Financial Data Schedule as of March 31, 1998 for the Emerging Markets Fund (8).

        (18)    None.

Notes:
-----

(1) Incorporated herein by reference to Registrant's Post-Effective Amendment No. 13 to its Registration Statement on Form N-1A filed August 1, 1991.

(2) Incorporated herein by reference to Registrant's Post-Effective Amendment No. 17 to its Registration Statement on Form N-1A filed August 2, 1993.

(3) Incorporated herein by reference to Registrant's Post-Effective Amendment No. 23 to its Registration Statement on Form N-1A filed July 31, 1996.

(4) Incorporated herein by reference to Registrant's Post-Effective Amendment No. 26 to its Registration Statement on Form N-1A filed July 3, 1997.

(5) Incorporated herein by reference to Registrant's Post-Effective Amendment No. 29 to its Registration Statement on Form N-1A filed July 31, 1997.

(6) Incorporated herein by reference to Registrant's Post-Effective Amendment No. 30 to its Registration Statement on Form N-1A filed October 8, 1997.

(7) Incorporated herein by reference to Registrant's Post-Effective Amendment No. 31 to its Registration Statement on Form N-1A filed March 13, 1998.

(8)  Filed herewith.


Item 25.  Persons Controlled By or Under
          Common Control with Registrant
          ------------------------------

          Registrant is controlled by its Board of Directors.


Item 26.  Number of Holders of Securities
          -------------------------------

          The following information is as of July 8, 1998:


  Title of Class                                        Number of Record Holders
  --------------                                        ------------------------
  Class A Common Stock (Money Fund)                               3,835
  Class B Common Stock (Government Money Fund)                    1,208
  Class C Common Stock (Blended Equity Fund)                      5,529
  Class C Common Stock
    Special Series 1 (Blended Equity Fund)                            0
  Class D Common Stock (Managed Income Fund)                      1,463
  Class E Common Stock (Income and Growth Fund)                   2,307
  Class F Common Stock (International Fund)                       3,357
  Class G Common Stock (Treasury Money Fund)                      1,197
  Class H Common Stock (Small Cap Fund)                           2,192
  Class H Common Stock - Special Series 1 (Small Cap Fund)            0
  Class I Common Stock (Energy and Natural Resources Fund)        2,247
  Class J Common Stock (Productivity Enhancers Fund)                  0
  Class K Common Stock (Environmentally-
    Related Products and Services Fund)                               0
  Class L Common Stock (Aging of America Fund)                        0
  Class L Common Stock - Special Series 1 (Aging of America
    Fund)                                                             0
  Class M Common Stock (Communication and Entertainment Fund)         0
  Class M Common Stock - Special Series 1 (Communication and
    Entertainment Fund)                                               0
  Class N Common Stock (Value and Restructuring Fund)            17,081
  Class N Common Stock - Special Series 1 (Value and
    Restructuring Fund)                                               0
  Class O Common Stock (Global Competitors Fund)                      0
  Class O Common Stock - Special Series 1 (Global Competitors
    Fund)                                                             0
  Class P Common Stock (Latin America Fund)                       2,928
  Class Q Common Stock (Pacific/Asia Fund)                        1,802
  Class R Common Stock (Pan European Fund)                        4,440
  Class S Common Stock (Short-Term
    Government Securities Fund)                                     492
  Class T Common Stock (Intermediate-Term
    Managed Income Fund)                                          1,117
  Class U Common Stock (Large Cap Growth Fund)                    1,729
  Class V Common Stock (Real Estate Fund)                           787
  Class W Common Stock (Emerging Markets Fund)                      164

Item 27.  Indemnification
          ---------------

          Article VII, Section 3 of Registrant's Articles of Incorporation, incorporated herein by reference to Exhibit (1)(a) hereto, and Article VI,
Section 2 of Registrant's Bylaws, incorporated herein by reference to Exhibit
(2)(a) hereto, provide for the indemnification of Registrant's directors and officers. Indemnification of Registrant's principal underwriter, custodian, transfer agent and co-administrators is provided for, respectively, in Section
1.11 of the Distribution Contract incorporated herein by reference to Exhibit
(6)(a) hereto, Section 12 of the Custody Agreement incorporated herein by reference to Exhibit (8) hereto, Section 7 of the Mutual Funds Transfer Agency Agreement incorporated herein by reference to Exhibit 9(c) hereto, and Section 6 of the Administration Agreement incorporated herein by reference to Exhibit 9(b) hereto. Registrant has obtained from a major insurance carrier a directors' and officers' liability policy covering certain types of errors and omissions. In no event will Registrant indemnify any of its directors, officers, employees, or agents against any liability to which such person would otherwise be subject by reason of his willful misfeasance, bad faith, gross negligence in the performance of his duties, or by reason of his reckless disregard of the duties involved in the conduct of his office or arising under his agreement with Registrant. Registrant will comply with Rule 484 under the Securities Act of 1933 and Release No. 11330 under the Investment Company Act of 1940 in connection with any indemnification.

        Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a director, officer, or controlling person of Registrant in the successful defense of any action, suit, or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


Item 28.  Business and Other Connections of Investment Adviser
          ----------------------------------------------------

          (a)  U.S. Trust Company of Connecticut:

          U.S. Trust Company of Connecticut ("U.S. Trust CT") is a Connecticut state bank and trust company located in Stamford, Connecticut. Set forth below are the names and principal businesses of the directors and certain senior executive officers of U.S. Trust CT, including those who are engaged in any other business, profession, vocation or employment of a substantial nature.


Position
with U.S.                                 Principal            Type of
Trust CT               Name              Occupation            Business
--------               ----              ----------            --------

Director       John N. Irwin         Lawyer
               1133 Avenue of the
               Americas
               New York, NY 10036

Director       June Noble Larkin     Foundation           Not-for-Profit
               Edward John Noble     Director             Organization
               Foundation, Inc.
               32 East 57th Street
               New York, NY 10022

Director       Tucker H. Warner      Co-Founder,          Consulting Firm
               The Nutmeg Financial  Partner &
               Group, LLC            Director
               1157 Highland Avenue
               West
               Cheshire, CT 06903

Director       Thomas C. Clark       Managing Director,   Asset Management,
               United States Trust   United States Trust  Investment and
               Company of New York   Company of New York  Fiduciary Services
               11 West 54th Street
               New York, NY 10019

Director       Maribeth S. Rahe      Vice Chairman,       Asset Management,
               United States Trust   United States Trust  Investment and
               Company of New York   Company of New York  Fiduciary Services
               114 West 47th Street
               New York, NY 10036

Director       Frederick B. Taylor   Vice Chairman,       Asset Management,
               United States Trust   United States Trust  Investment and
               Company of New York   Company of New York  Fiduciary Services
               114 West 47th Street
               New York, NY 10036

Director       Kenneth G. Walsh      Executive Vice       Asset Management,
               United States Trust   President,           Investment and
               Company of New York   United States        Fiduciary Services
               114 West 47th Street  Trust Company of
               New York, NY 10036    New York


Position
with U.S.                                 Principal            Type of
Trust CT               Name              Occupation            Business
--------               ----              ----------            --------

Director,      William V. Ferdinand  Managing Director    Asset Management,
Managing       U.S. Trust Company    & CIO                Fiduciary Services
Director &     of Connecticut                             & Private Banking
CIO            225 High Ridge Road
               Stamford, CT 06905

Director,      W. Michael Funck      President & CEO      Asset Management,
President &    U.S. Trust Company                         Fiduciary Services
CEO            of Connecticut                             & Private Banking
               225 High Ridge Road
               Stamford, CT 06905

Vice Presi-    Neil M. McDonnell     Vice President &     Asset Management,
dent &         U.S. Trust Company    Treasurer            Fiduciary Services
Treasurer      of Connecticut                             & Private Banking
               225 High Ridge Road
               Stamford, CT 06905

Vice Presi-    Alberto Rodriguez     Vice President &     Asset Management,
dent &         U.S. Trust Company    Secretary            Fiduciary Services
Secretary      of Connecticut                             & Private Banking
               225 High Ridge Road
               Stamford, CT 06905



        (b) United States Trust Company of New York:

        United States Trust Company of New York ("U.S. Trust NY") is a full-service state-chartered bank located in New York, New York. Set forth below are the names and principal businesses of the trustees and certain senior executive officers of U.S. Trust NY, including those who are engaged in any other business, profession, vocation, or employment of a substantial nature.


Position
with U.S.                                           Principal           Type of
Trust NY                    Name                    Occupation         Business
--------                    ----                    ----------         --------

Director         Eleanor Baum                 Dean of School          Academic
                 The Cooper Union for         of Engineering
                 the Advancement
                 of Science & Art
                 4 Arleigh Road
                 Great Neck, NY 11021


Position
with U.S.                                           Principal           Type of
Trust NY                    Name                    Occupation         Business
--------                    ----                    ----------         --------

Director         Samuel C. Butler             Partner in Cravath,     Law Firm
                 Cravath, Swaine              Swaine & Moore
                 & Moore
                 Worldwide Plaza
                 825 Eighth Avenue
                 New York, NY  10019

Director         Peter O. Crisp               Chairman of             Venture
                 Venrock Inc.                 Venrock, Inc;           Capital
                 103 Horseshoe Road           Retired
                 Mill Neck, NY 11765

Director         Antonia M. Grumbach          Partner in Patter-      Law Firm
                 Patterson, Belknap,          son, Belknap, Webb
                 Webb & Tyler LLP             & Tyler
                 1133 Avenue of the
                 Americas
                 New York, NY 10036

Director,        H. Marshall Schwarz          Chairman of the         Asset Management,
Chairman         United States Trust          Board & Chief Exe-      Investment and
of the Board     Company of New York          cutive Officer of       Fiduciary Services
and Chief        114 West 47th Street         U.S. Trust Corp. and
Executive        New York, NY 10036           U.S. Trust NY
Officer

Director         Philippe de Montebello       Director of the         Art Museum
                 The Metropolitan Museum      Metropolitan
                 of Art                       Museum of Art
                 1000 Fifth Avenue
                 New York, NY  10028-0198

Director         Paul W. Douglas              Retired Chairman of     Coal Mining,
                 60 E. 42nd Street            The Pittston Company    Transportation
                 Suite 4603                                           and Security
                 New York, NY  10165                                  Services

Director         Frederic C. Hamilton         Chairman of the         Investment and
                 The Hamilton Companies       Board                   Venture Capital
                 1560 Broadway
                 Suite 2000
                 Denver, CO  80202


Position
with U.S.                                           Principal           Type of
Trust NY                    Name                    Occupation         Business
--------                    ----                    ----------         --------

Director         John H. Stookey              Corporate Director
                 Per Scholas Inc.             and Trustee
                 131 Walnut Avenue
                 Bronx, New York 10454


Director         Robert N. Wilson             Vice Chairman of        Health Care
                 Johnson & Johnson            the Board of Johnson    Products
                 One Johnson &                & Johnson
                 Johnson Plaza
                 New Brunswick, NJ 08933

Director         Peter L. Malkin              Chairman of             Law Firm
                 Wein, Malkin LLP             Wein, Malkin & Bettex
                 Lincoln Building
                 60 East 42nd Street
                 New York, NY 10165

Director         David A. Olsen               Retired Chairman of     Risk & Insurance
                 1120 Park Avenue             Johnson & Higgens       Services
                 New York, NY 10128

Director         Richard F. Tucker            Retired Vice Chairman-  Petroleum
                 11 Over Rock Lane            Mobil Oil Corporation   and Chemicals
                 Westport, CT 06880

Director         Ruth A. Wooden               President & CEO         Not for
                 The Advertising                                      Profit Public
                 Council, Inc.                                        Service
                 261 Madison Avenue                                   Advertising
                 11th Floor
                 New York, NY 10016

Executive        Paul K. Napoli               Executive               Asset Management,
Vice             United States Trust          Vice President          Investment and
President        Company of New York                                  Fiduciary Services;
                 114 West 47th Street                                 Private Banking
                 New York, NY 10036


Position
with U.S.                                           Principal           Type of
Trust NY                    Name                    Occupation         Business
--------                    ----                    ----------         --------

Director and     Maribeth S. Rahe             Vice Chairman           Asset Management,
Vice Chair-      United States Trust                                  Investment and
man              Company of New York                                  Fiduciary Services
                 114 West 47th Street
                 New York, NY 10036

Director,        Frederick B. Taylor          Vice Chairman and       Asset Management,
Vice Chair-      United States Trust          Chief Investment Of-    Investment and
man and          Company of New York          ficer of U.S. Trust     Fiduciary Services
Chief Invest-    114 West 47th Street         Corporation and United
ment Officer     New York, NY 10036           States Trust Company
                                              of New York

Director,        Jeffrey S. Maurer            President and           Asset Management,
President,       United States Trust          Chief Operating         Investment and
and Chief        Company of New York          Officer                 Fiduciary Services
Operating        114 West 47th Street
Officer          New York, NY  10036

Executive        John L. Kirby                Executive               Asset Management,
Vice             United States Trust          Vice President;         Investment and
President        Company of New York          Chief Financial         Fiduciary Services
                 114 West 47th Street         Officer
                 New York, NY 10030

Executive        Kenneth G. Walsh             Executive               Asset Management,
Vice             United States Trust          Vice President          Investment and
President        Company of New York                                  Fiduciary Services
                 114 West 47th Street
                 New York, NY 10030

Director         Philip L. Smith              Corporate Director and
                 P.O. Box 386                 Trustee
                 Ponte Verde Beach, FL 32004


Position
with U.S.                                           Principal           Type of
Trust NY                    Name                    Occupation         Business
--------                    ----                    ----------         --------

Executive        John C. Hover, II            Executive               Investment
Vice             United States Trust          Vice President          Management and
President        Company of New York                                  Fiduciary Services;
                 114 West 47th Street                                 Private Banking
                 New York, NY 10030

Executive        John M. Deignan              Executive               Investment
Vice             United States Trust          Vice President          Management and
President        Company of New York                                  Fiduciary Services;
                 114 West 47th Street                                 Private Banking
                 New York, NY 10030


Item 29.      Principal Underwriter
              ---------------------

              (a) Edgewood Services, Inc., the Distributor for shares of the Registrant, also acts as principal underwriter for the following open-end investment companies: BT Advisor Funds, BT Pyramid Mutual Funds, BT Investment Funds, BT Institutional Funds, Deutsche Portfolios, Deutsche Funds, Inc., Excelsior Tax-Exempt Funds, Inc., Excelsior Institutional Trust, Excelsior Funds, FTI Funds, FundManager Portfolios, Great Plains Funds, Old Westbury Funds, Inc., Robertsons Stephens Investment Trust, WesMark Funds and WCT Funds.


(b)  Names and Principal                          Positions and Offices with              Offices with
     Business Addresses                           the Distributor                         Registrant
-----------------------------------------  ----------------------------------------  ----------------------
     Lawrence Caracciolo                   Director and President,                           --
     5800 Corporate Drive                  Edgewood Services, Inc.
     Pittsburgh, PA  15237-5829

     Arthur L. Cherry                      Director,                                         --
     5800 Corporate Drive                  Edgewood Services, Inc.
     Pittsburgh, PA  15237-5829

     J. Christopher Donahue                Director,                                         --
     5800 Corporate Drive                  Edgewood Services, Inc.
     Pittsburgh, PA  15237-5829

     Ronald M. Petnuch                     Vice President,                                   --
     5800 Corporate Drive                  Edgewood Services, Inc.
     Pittsburgh, PA  15237-5829

     Thomas P. Schmitt                     Vice President,                                   --
     5800 Corporate Drive                  Edgewood Services, Inc.
     Pittsburgh, PA  15237-5829
                                                                                             --
     Thomas P. Sholes                      Vice President,
     5800 Corporate Drive                  Edgewood Services, Inc.
     Pittsburgh, PA  15237-5829

     Ernest L. Linane                      Assistant Vice President,                         -
     5800 Corporate Drive                  Edgewood Services, Inc.
     Pittsburgh, PA  15237-5829

     S. Elliott Cohan                      Secretary,                                        --
     5800 Corporate Drive                  Edgewood Services, Inc.
     Pittsburgh, PA  15237-5829

(b)  Names and Principal                          Positions and Offices with              Offices with
     Business Addresses                           the Distributor                         Registrant
-----------------------------------------  ----------------------------------------  ----------------------
     Thomas J. Ward                        Assistant Secretary,                               --
     5800 Corporate Drive                  Edgewood Services, Inc.
     Pittsburgh, PA  15237-5829

     Kenneth W. Pegher, Jr.                Treasurer,                                         --
     5800 Corporate Drive                  Edgewood Services, Inc.
     Pittsburgh, PA  15237-5829

                (c)    Not Applicable.

Item 30.  Location of Accounts and Records
          --------------------------------

        1. United States Trust Company of New York, 114 W. 47th Street, New York, NY 10036 (records relating to its functions as investment adviser and transfer agent).

        2. U.S. Trust Company of Connecticut, 225 High Ridge Road, East Building, Stamford, Connecticut 06905 (records relating to its function as investment adviser and co-administrator).

        3. Edgewood Services, Inc., Clearing Operations, 5800 Corporate Drive, Pittsburgh, PA 15237-5829 (records relating to its function as distributor).

        4. Chase Global Funds Services Company, 73 Tremont Street, Boston, Massachusetts 02108-3913 (records relating to its function as co-administrator and sub-transfer agent).

        5. Federated Administrative Services, Federated Investors Tower, Pittsburgh, PA 15222-3799 (records relating to its function as co-administrator).

        6. The Chase Manhattan Bank, 3 Chase MetroTech Center, 8th Floor, Brooklyn, NY 11245 (records relating to its function as custodian).

        7. Drinker Biddle & Reath LLP, Philadelphia National Bank Building, 1345 Chestnut Street, Philadelphia, Pennsylvania 19107-3496 (Registrant's Articles of Incorporation, Bylaws, and Minute Books).


Item 31.    Management Services
            -------------------

            Inapplicable.

Item 32.    Undertakings
            ------------

            Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of Registrant's latest available Annual Report to Shareholders upon request and without charge.

                                   SIGNATURES
                                   ----------

        Pursuant to the requirements of the Securities Act of 1933 (the "1933 Act") and the Investment Company Act of 1940, Excelsior Funds, Inc. certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 32 to its Registration Statement pursuant to Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 32 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Philadelphia and the Commonwealth of Pennsylvania on the 29th day of July, 1998.

                              EXCELSIOR FUNDS, INC.
                              Registrant

                              * Frederick S. Wonham
                              ---------------------
                              Frederick S. Wonham, President and Treasurer
                              (Signature and Title)

        Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment No. 32 to Excelsior Funds, Inc.'s Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the dates indicated.

        Signature                Title                    Date
        ---------                -----                    ----
* Frederick S. Wonham       Chairman of the Board,
---------------------       President and Treasurer     July 29, 1998
Frederick S. Wonham


* Joseph H. Dugan
-----------------
Joseph H. Dugan             Director                    July 29, 1998


* Donald L. Campbell
--------------------
Donald L. Campbell          Director                    July 29, 1998


* Wolfe J. Frankl
-----------------
Wolfe J. Frankl             Director                    July 29, 1998


* Robert A. Robinson
--------------------
Robert A. Robinson          Director                    July 29, 1998


* Alfred Tannachion         Director                    July 29, 1998
-------------------
Alfred Tannachion


* W. Wallace McDowell, Jr.  Director                    July 29, 1998
--------------------------
W. Wallace McDowell, Jr.


* Jonathan Piel             Director                    July 29, 1998
---------------
Jonathan Piel


* Rodman L. Drake           Director                    July 29, 1998
-----------------
Rodman L. Drake

*By:  /s/ W. Bruce McConnel, III
      ---------------------------
      W. Bruce McConnel, III, Attorney-in-Fact

                             EXCELSIOR FUNDS, INC.
                       EXCELSIOR TAX-EXEMPT FUNDS, INC.
                         EXCELSIOR INSTITUTIONAL TRUST



                               POWER OF ATTORNEY
                               -----------------


  KNOWN ALL MEN BY THESE PRESENTS, that the undersigned hereby appoints Frederick S. Wonham and W. Bruce McConnel, III, and either of them, his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, for him and in his name, place and stead, in his capacity as director/trustee or officer, or both, to execute amendments to Excelsior Funds, Inc.'s, Excelsior Tax-Exempt Funds, Inc.'s and Excelsior Institutional Trust's (collectively, the "Companies") respective Registration Statements on Form N-1A pursuant to the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (the "Acts") and all instruments necessary or incidental in connection therewith pursuant to said Acts and any rules, regulations, or requirements of the Securities and Exchange Commission in respect thereof, and to file the same with the Securities and Exchange Commission, and said attorney shall have full power and authority, to do and perform in the name and on behalf of the undersigned in any and all capacities, every act whatsoever requisite or necessary to be done, as fully and to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorney may lawfully do or cause to be done by virtue hereof.



Dated: May 22, 1998         /s/ Alfred C. Tannachion
                           --------------------------
                           Alfred C. Tannachion

                             EXCELSIOR FUNDS, INC.
                       EXCELSIOR TAX-EXEMPT FUNDS, INC.
                         EXCELSIOR INSTITUTIONAL TRUST



                               POWER OF ATTORNEY
                               -----------------


  KNOWN ALL MEN BY THESE PRESENTS, that the undersigned hereby appoints Frederick S. Wonham and W. Bruce McConnel, III, and either of them, his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, for him and in his name, place and stead, in his capacity as director/trustee or officer, or both, to execute amendments to Excelsior Funds, Inc.'s, Excelsior Tax-Exempt Funds, Inc.'s and Excelsior Institutional Trust's (collectively, the "Companies") respective Registration Statements on Form N-1A pursuant to the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (the "Acts") and all instruments necessary or incidental in connection therewith pursuant to said Acts and any rules, regulations, or requirements of the Securities and Exchange Commission in respect thereof, and to file the same with the Securities and Exchange Commission, and either of said attorneys shall have full power and authority, to do and perform in the name and on behalf of the undersigned in any and all capacities, every act whatsoever requisite or necessary to be done, as fully and to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that either of said attorneys may lawfully do or cause to be done by virtue hereof.



Dated: May 22, 1998         /s/ Donald L. Campbell
                           --------------------------
                           Donald L. Campbell

                             EXCELSIOR FUNDS, INC.
                       EXCELSIOR TAX-EXEMPT FUNDS, INC.
                         EXCELSIOR INSTITUTIONAL TRUST



                               POWER OF ATTORNEY
                               -----------------


  KNOWN ALL MEN BY THESE PRESENTS, that the undersigned hereby appoints Frederick S. Wonham and W. Bruce McConnel, III, and either of them, his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, for him and in his name, place and stead, in his capacity as director/trustee or officer, or both, to execute amendments to Excelsior Funds, Inc.'s, Excelsior Tax-Exempt Funds, Inc.'s and Excelsior Institutional Trust's (collectively, the "Companies") respective Registration Statements on Form N-1A pursuant to the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (the "Acts") and all instruments necessary or incidental in connection therewith pursuant to said Acts and any rules, regulations, or requirements of the Securities and Exchange Commission in respect thereof, and to file the same with the Securities and Exchange Commission, and either of said attorneys shall have full power and authority, to do and perform in the name and on behalf of the undersigned in any and all capacities, every act whatsoever requisite or necessary to be done, as fully and to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that either of said attorneys may lawfully do or cause to be done by virtue hereof.



Dated: May 22, 1998         /s/ Joseph H. Dugan
                           ---------------------
                           Joseph H. Dugan

                             EXCELSIOR FUNDS, INC.
                       EXCELSIOR TAX-EXEMPT FUNDS, INC.
                         EXCELSIOR INSTITUTIONAL TRUST



                               POWER OF ATTORNEY
                               -----------------


  KNOWN ALL MEN BY THESE PRESENTS, that the undersigned hereby appoints Frederick S. Wonham and W. Bruce McConnel, III, and either of them, his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, for him and in his name, place and stead, in his capacity as director/trustee or officer, or both, to execute amendments to Excelsior Funds, Inc.'s, Excelsior Tax-Exempt Funds, Inc.'s and Excelsior Institutional Trust's (collectively, the "Companies") respective Registration Statements on Form N-1A pursuant to the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (the "Acts") and all instruments necessary or incidental in connection therewith pursuant to said Acts and any rules, regulations, or requirements of the Securities and Exchange Commission in respect thereof, and to file the same with the Securities and Exchange Commission, and either of said attorneys shall have full power and authority, to do and perform in the name and on behalf of the undersigned in any and all capacities, every act whatsoever requisite or necessary to be done, as fully and to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that either of said attorneys may lawfully do or cause to be done by virtue hereof.



Dated: May 22, 1998         /s/ Robert A. Robinson
                           ---------------------------
                           Robert A. Robinson

                             EXCELSIOR FUNDS, INC.
                       EXCELSIOR TAX-EXEMPT FUNDS, INC.
                         EXCELSIOR INSTITUTIONAL TRUST



                               POWER OF ATTORNEY
                               -----------------


  KNOWN ALL MEN BY THESE PRESENTS, that the undersigned hereby appoints Frederick S. Wonham and W. Bruce McConnel, III, and either of them, his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, for him and in his name, place and stead, in his capacity as director/trustee or officer, or both, to execute amendments to Excelsior Funds, Inc.'s, Excelsior Tax-Exempt Funds, Inc.'s and Excelsior Institutional Trust's (collectively, the "Companies") respective Registration Statements on Form N-1A pursuant to the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (the "Acts") and all instruments necessary or incidental in connection therewith pursuant to said Acts and any rules, regulations, or requirements of the Securities and Exchange Commission in respect thereof, and to file the same with the Securities and Exchange Commission, and either of said attorneys shall have full power and authority, to do and perform in the name and on behalf of the undersigned in any and all capacities, every act whatsoever requisite or necessary to be done, as fully and to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that either of said attorneys may lawfully do or cause to be done by virtue hereof.



Dated: May 22, 1998         /s/ Wolfe J. Frankl
                           ---------------------
                           Wolfe J. Frankl

                             EXCELSIOR FUNDS, INC.
                       EXCELSIOR TAX-EXEMPT FUNDS, INC.
                         EXCELSIOR INSTITUTIONAL TRUST
                                EXCELSIOR FUNDS



                               POWER OF ATTORNEY
                               -----------------


  KNOWN ALL MEN BY THESE PRESENTS, that the undersigned hereby appoints W. Bruce McConnel, III his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, for him and in his name, place and stead, in his capacity as director/trustee or officer, or both, to execute amendments to Excelsior Funds, Inc.'s, Excelsior Tax-Exempt Funds, Inc.'s, Excelsior Institutional Trust's and Excelsior Funds' (collectively, the "Companies") respective Registration Statements on Form N-1A pursuant to the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (the "Acts") and all instruments necessary or incidental in connection therewith pursuant to said Acts and any rules, regulations, or requirements of the Securities and Exchange Commission in respect thereof, and to file the same with the Securities and Exchange Commission, and said attorney shall have full power and authority, to do and perform in the name and on behalf of the undersigned in any and all capacities, every act whatsoever requisite or necessary to be done, as fully and to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorney may lawfully do or cause to be done by virtue hereof.



Dated: May 22, 1998         /s/ Frederick S. Wonham
                           --------------------------
                           Frederick S. Wonham

                             EXCELSIOR FUNDS, INC.
                       EXCELSIOR TAX-EXEMPT FUNDS, INC.
                         EXCELSIOR INSTITUTIONAL TRUST
                                EXCELSIOR FUNDS



                               POWER OF ATTORNEY
                               -----------------


  KNOWN ALL MEN BY THESE PRESENTS, that the undersigned hereby appoints Frederick S. Wonham and W. Bruce McConnel, III, and either of them, his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, for him and in his name, place and stead, in his capacity as director/trustee or officer, or both, to execute amendments to Excelsior Funds, Inc.'s, Excelsior Tax-Exempt Funds, Inc.'s, Excelsior Institutional Trust's and Excelsior Funds' (collectively, the "Companies") respective Registration Statements on Form N-1A pursuant to the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (the "Acts") and all instruments necessary or incidental in connection therewith pursuant to said Acts and any rules, regulations, or requirements of the Securities and Exchange Commission in respect thereof, and to file the same with the Securities and Exchange Commission, and either of said attorneys shall have full power and authority, to do and perform in the name and on behalf of the undersigned in any and all capacities, every act whatsoever requisite or necessary to be done, as fully and to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that either of said attorneys may lawfully do or cause to be done by virtue hereof.



Dated: May 22, 1998         /s/ Rodman L. Drake
                           ----------------------
                           Rodman L. Drake

                             EXCELSIOR FUNDS, INC.
                       EXCELSIOR TAX-EXEMPT FUNDS, INC.
                         EXCELSIOR INSTITUTIONAL TRUST
                                EXCELSIOR FUNDS



                               POWER OF ATTORNEY
                               -----------------


  KNOWN ALL MEN BY THESE PRESENTS, that the undersigned hereby appoints Frederick S. Wonham and W. Bruce McConnel, III, and either of them, his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, for him and in his name, place and stead, in his capacity as director/trustee or officer, or both, to execute amendments to Excelsior Funds, Inc.'s, Excelsior Tax-Exempt Funds, Inc.'s, Excelsior Institutional Trust's and Excelsior Funds' (collectively, the "Companies") respective Registration Statements on Form N-1A pursuant to the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (the "Acts") and all instruments necessary or incidental in connection therewith pursuant to said Acts and any rules, regulations, or requirements of the Securities and Exchange Commission in respect thereof, and to file the same with the Securities and Exchange Commission, and either of said attorneys shall have full power and authority, to do and perform in the name and on behalf of the undersigned in any and all capacities, every act whatsoever requisite or necessary to be done, as fully and to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that either of said attorneys may lawfully do or cause to be done by virtue hereof.



Dated: May 22, 1998         /s/ W. Wallace  McDowell, Jr.
                           -------------------------------
                           W. Wallace McDowell, Jr.

                             EXCELSIOR FUNDS, INC.
                       EXCELSIOR TAX-EXEMPT FUNDS, INC.
                         EXCELSIOR INSTITUTIONAL TRUST
                                EXCELSIOR FUNDS



                               POWER OF ATTORNEY
                               -----------------


  KNOWN ALL MEN BY THESE PRESENTS, that the undersigned hereby appoints Frederick S. Wonham and W. Bruce McConnel, III, and either of them, his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, for him and in his name, place and stead, in his capacity as director/trustee or officer, or both, to execute amendments to Excelsior Funds, Inc.'s, Excelsior Tax-Exempt Funds, Inc.'s, Excelsior Institutional Trust's and Excelsior Funds' (collectively, the "Companies") respective Registration Statements on Form N-1A pursuant to the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (the "Acts") and all instruments necessary or incidental in connection therewith pursuant to said Acts and any rules, regulations, or requirements of the Securities and Exchange Commission in respect thereof, and to file the same with the Securities and Exchange Commission, and either of said attorneys shall have full power and authority, to do and perform in the name and on behalf of the undersigned in any and all capacities, every act whatsoever requisite or necessary to be done, as fully and to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that either of said attorneys may lawfully do or cause to be done by virtue hereof.



Dated: May 22, 1998        /s/ Jonathan Piel
                          -------------------
                          Jonathan Piel

                                 EXHIBIT INDEX


Exhibit No.        Description
-----------        -----------


(10)            Opinion of Counsel.

(11)  (a)       Consent of Drinker Biddle & Reath LLP.

      (b)       Consent of Ernst & Young LLP.

(27)  (a)       Financial Data Schedule-Money Fund.

      (b)       Financial Data Schedule-Government Money Fund.

      (c)       Financial Data Schedule-Blended Equity Fund.

      (d)       Financial Data Schedule-Managed Income Fund.

      (e)       Financial Data Schedule-Income and Growth Fund.

      (f)       Financial Data Schedule-International Fund.

      (g)       Financial Data Schedule-Treasury Money Fund.

      (h)       Financial Data Schedule-Small Cap Fund.

      (i)       Financial Data Schedule-Energy and Natural Resources Fund.

      (j)       Financial Data Schedule-Value and Restructuring Fund.

      (k)       Financial Data Schedule-Latin America Fund.

      (l)       Financial Data Schedule-Pacific/Asia Fund.

      (m)       Financial Data Schedule-Pan European Fund.

      (n)       Financial Data Schedule-Short-Term Government Securities Fund.

      (o)       Financial Data Schedule-Intermediate-Term Managed Income Fund.

      (p)       Financial Data Schedule-Large Cap Growth Fund.

      (q)       Financial Data Schedule-Real Estate Fund.

      (r)       Financial Data Schedule-Emerging Markets Fund.